UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103095
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 549	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Achiever Annuity®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 90. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
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•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [2]
Variable Account Annual Expenses (assessed as an annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.20%
CDSC Options (eligible applicants may elect one)
Four Year CDSC Option Charge ("L Schedule Option") (no longer available)	0.20% [3]
Total Variable Account Charges (including this option only)	1.75%
No CDSC Option Charge ("C Schedule Option") (no longer available)	0.25% [4]
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (eligible applicants may elect one)
One-Month Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.75%
Combination Enhanced Death Benefit Option Charge (available until state approval is received for the One-Month Enhanced Death Benefit Option)	0.30%
Total Variable Account Charges (including this option only)	1.85%
Combination Enhanced Death Benefit Option II Charge	0.45%
Total Variable Account Charges (including this option only)	2.00%
Beneficiary Protector II Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.90%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option Charge	0.10% [5]
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.10% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

4% Extra Value Option Charge	0.25% [6]
Total Variable Account Charges (including this option only)	1.80%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.25% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (non-New York)	0.45% [7]
Total Variable Account Charges (including this option only)	2.00%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (New York)	0.55% [8]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.55% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Lifetime Income Option Charge	1.00% [9]
Total Variable Account Charges (including this option only)	2.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option Charge	0.50%
Total Variable Account Charges (including this option only)	2.05%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[10]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider Charge (only available in NY)	1.00% [11]
7% Nationwide Lifetime Income Rider Charge (not available in NY)	1.00% [12]
10% Nationwide Lifetime Income Rider Charge	1.20% [13]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider Charge (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider Charge (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [14]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.35%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option Charge	0.20%
Combination Enhanced Death Benefit Option II Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
5% Extra Value Option Charge (Non-New York)	0.45%
10% Nationwide Lifetime Income Rider Charge	1.20% [15]
Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [15]
Maximum Possible Total Variable Account Charges	4.50% [16]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Range of L Schedule Option CDSC over time:

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Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[4]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[5]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option eight years from the date the contract was issued.
[6]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option eight years from the date the contract was issued.
[7]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option eight years from the date the contract was issued.
[8]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) seven years from the date the contract was issued.
[9]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[11]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[12]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[15]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[16]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.42%	2.63%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.50%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying MutualFund Operating Expenses (2.63%)	$1,449	$2,691	$3,862	$6,702	*	$2,191	$3,562	$6,702	$749	$2,191	$3,562	$6,702
Minimum Total Underlying Mutual Fund Operating Expenses (0.42%)	$1,217	$2,047	$2,874	$5,128	*	$1,547	$2,574	$5,128	$517	$1,547	$2,574	$5,128
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
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Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.10% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.25% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first eight Contract Years. This option is not available for contracts issued in the State of New York.
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•	The 5% Extra Value Option (New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option isassessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.55% for the first seven Contract Years. This option is only available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (non-New York) will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (New York) will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a GTO charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a GTO charge equal to 0.55% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a Fixed Account charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a Fixed Account charge equal to 0.55% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, transfer rights, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
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Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven or eight years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
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Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven or eight Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission. Consult your individual registered representative for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.10% of the Daily Net Assets for the first eight Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.10%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.25% of the Daily Net Assets for the first eight Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.25%.
5% Extra Value Option (non-New York)
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of eight Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
5% Extra Value Option (New York)
Applicants can elect the 5% Extra Value Option (New York), in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is only available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General
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Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.55%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the the 5% Extra Value Option (New York) and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
For contracts issued on or after May 1, 2010, Nationwide will not recapture credits except as provided in the Recapture Resulting from Execising Free-Look Privilege section.
For contracts issued before May 1, 2010, Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the total Contract Value after a market decline.
Nationwide will not recapture credits under the Extra Value Option under any of the following circumstances:
•	If the withdrawal is not subject to a CDSC or would not be subject to a CDSC under the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after the end of seven Contract Years.
Recapture Resulting from Execising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the free look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are withdrawn pursuant to the free look right, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Execising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a full withdrawal of contract before the end of the seventh Contract Year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
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Vesting and Recapture Schedule for the 5% Extra Value Option
and the 5% Extra Value Option (New York)
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		5%	(or all of the credit)
2	0.25%		4.75%	(or 95% of the credit)
3	1%		4%	(or 80% of the credit)
4	1%		4%	(or 80% of the credit)
5	1%		4%	(or 80% of the credit)
6	1%		4%	(or 80% of the credit)
7	1%		4%	(or 80% of the credit)
8 and thereafter	5%	(fully vested)	0%
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Surrender
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Execising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year 2, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 15% of purchase payments free of CDSC. Thus, he can take ($100,000 x 15%) = $15,000 without incurring a CDSC. That leaves $5,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
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(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
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Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-
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Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
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Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
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The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
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•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
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At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
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Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively
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from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
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This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider
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may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
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(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
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meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will
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not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
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(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed
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by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
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If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first eight Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.55%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.55% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
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For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
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If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.55% to 4.00% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
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Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
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Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
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Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
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Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
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Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
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With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (One-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
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A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.55% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary
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stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have
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sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. We have until April 14, 2014 to file a response, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103095
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
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Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2)
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
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Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
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Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
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Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
98

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
99

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
100

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
101

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation
102

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.55%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 4.00%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.968235	22.484138	32.51%	29,475
2012	14.700898	16.968235	15.42%	39,166
2011	14.077320	14.700898	4.43%	52,930
2010	12.676384	14.077320	11.05%	61,830
2009	10.698858	12.676384	18.48%	51,285
2008	18.324774	10.698858	-41.62%	62,511
2007	17.752066	18.324774	3.23%	88,982
2006	15.412996	17.752066	15.18%	118,474
2005	14.967070	15.412996	2.98%	136,757
2004	13.668790	14.967070	9.50%	148,103
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.736041	32.163015	35.50%	181,412
2012	20.351798	23.736041	16.63%	171,655
2011	22.622118	20.351798	-10.04%	206,456
2010	18.151577	22.622118	24.63%	215,971
2009	12.924190	18.151577	40.45%	145,513
2008	20.431924	12.924190	-36.75%	140,916
2007	20.443104	20.431924	-0.05%	50,629
2006	18.181920	20.443104	12.44%	77,326
2005	17.318860	18.181920	4.98%	73,471
2004	14.773508	17.318860	17.23%	73,844
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.137071	11.170882	10.20%	4,576
2012*	10.000000	10.137071	1.37%	0
103

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.773974	13.311629	-9.90%	1,374,724
2012	13.974967	14.773974	5.72%	1,544,168
2011	12.702456	13.974967	10.02%	1,600,573
2010	12.274076	12.702456	3.49%	1,571,238
2009	11.311836	12.274076	8.51%	1,305,606
2008	11.675414	11.311836	-3.11%	1,047,060
2007	10.831848	11.675414	7.79%	768,959
2006	10.830006	10.831848	0.02%	698,313
2005	10.830792	10.830006	-0.01%	734,378
2004	10.397160	10.830792	4.17%	461,741
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	16.476523	21.977073	33.38%	32,131
2012	14.622493	16.476523	12.68%	36,621
2011	14.439706	14.622493	1.27%	52,828
2010	12.881446	14.439706	12.10%	54,621
2009	11.109645	12.881446	15.95%	46,870
2008	17.289181	11.109645	-35.74%	54,206
2007	17.639354	17.289181	-1.99%	75,096
2006	15.337483	17.639354	15.01%	98,177
2005	14.904956	15.337483	2.90%	120,418
2004	13.448505	14.904956	10.83%	145,537
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.810296	20.219387	27.89%	371,597
2012	13.817561	15.810296	14.42%	437,186
2011	14.153980	13.817561	-2.38%	487,832
2010	12.083621	14.153980	17.13%	490,111
2009	9.455818	12.083621	27.79%	443,676
2008	12.723210	9.455818	-25.68%	354,992
2007	13.245918	12.723210	-3.95%	287,705
2006	11.190493	13.245918	18.37%	147,453
2005*	10.000000	11.190493	11.90%	66,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.375164	15.066151	12.64%	795,626
2012	12.354851	13.375164	8.26%	839,219
2011	13.023023	12.354851	-5.13%	720,896
2010	12.051594	13.023023	8.06%	671,500
2009*	10.000000	12.051594	20.52%	227,157
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.213897	22.14%	9,836
104

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.752825	32.905931	38.53%	261,950
2012	20.846103	23.752825	13.94%	261,885
2011	21.055151	20.846103	-0.99%	318,473
2010	16.996631	21.055151	23.88%	320,250
2009	13.808480	16.996631	23.09%	201,629
2008	20.302551	13.808480	-31.99%	148,752
2007	20.759940	20.302551	-2.20%	195,648
2006	18.429940	20.759940	12.64%	154,732
2005	17.456555	18.429940	5.58%	139,528
2004	14.547569	17.456555	20.00%	106,947
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.089697	22.159301	29.66%	555,476
2012	15.033087	17.089697	13.68%	608,660
2011	15.025800	15.033087	0.05%	669,330
2010	13.325154	15.025800	12.76%	708,428
2009	10.738206	13.325154	24.09%	643,811
2008	17.402119	10.738206	-38.29%	618,026
2007	16.837179	17.402119	3.36%	604,664
2006	14.844276	16.837179	13.43%	606,033
2005	14.437205	14.844276	2.82%	492,542
2004	13.288774	14.437205	8.64%	366,732
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.636844	20.979484	18.95%	319,701
2012	16.266161	17.636844	8.43%	380,775
2011	15.193860	16.266161	7.06%	380,244
2010	13.414718	15.193860	13.26%	306,425
2009	11.147858	13.414718	20.33%	227,730
2008	16.112569	11.147858	-30.81%	150,566
2007	15.318047	16.112569	5.19%	148,094
2006	13.388549	15.318047	14.41%	157,635
2005	13.060934	13.388549	2.51%	169,686
2004	12.659360	13.060934	3.17%	141,209
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.626244	19.883805	45.92%	6,960
2012	11.511420	13.626244	18.37%	17,996
2011	13.605022	11.511420	-15.39%	43,250
2010	10.563674	13.605022	28.79%	12,664
2009	8.531866	10.563674	23.81%	12,058
2008	13.926800	8.531866	-38.74%	13,296
2007	15.946000	13.926800	-12.66%	18,337
2006	15.645527	15.946000	1.92%	47,030
2005	15.054647	15.645527	3.92%	66,164
2004	13.770609	15.054647	9.32%	60,831
105

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.561831	16.646284	14.31%	12,250
2012	13.443664	14.561831	8.32%	13,804
2011	14.450971	13.443664	-6.97%	17,891
2010	12.988780	14.450971	11.26%	22,133
2009	11.648071	12.988780	11.51%	15,010
2008	16.822451	11.648071	-30.76%	8,890
2007	15.586008	16.822451	7.93%	10,805
2006	13.672848	15.586008	13.99%	10,203
2005	13.655998	13.672848	0.12%	13,855
2004	12.950240	13.655998	5.45%	11,429
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.619051	13.508571	-0.81%	356,845
2012	12.639973	13.619051	7.75%	401,860
2011	12.587881	12.639973	0.41%	390,276
2010	11.808077	12.587881	6.60%	424,840
2009	9.981989	11.808077	18.29%	403,400
2008	10.967524	9.981989	-8.99%	453,565
2007	10.596449	10.967524	3.50%	441,957
2006	10.356857	10.596449	2.31%	391,065
2005	10.416653	10.356857	-0.57%	339,689
2004	10.240682	10.416653	1.72%	268,734
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.198648	14.708835	11.44%	598,696
2012	12.015199	13.198648	9.85%	653,903
2011	12.256335	12.015199	-1.97%	579,493
2010	11.061456	12.256335	10.80%	470,720
2009	9.064247	11.061456	22.03%	370,405
2008	12.303731	9.064247	-26.33%	252,625
2007	11.527587	12.303731	6.73%	165,955
2006	10.684933	11.527587	7.89%	69,182
2005*	10.000000	10.684933	6.85%	10,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.347093	15.194722	13.84%	1,678,713
2012	11.990478	13.347093	11.31%	1,629,688
2011	12.331976	11.990478	-2.77%	1,549,965
2010	10.956123	12.331976	12.56%	1,563,431
2009	8.657156	10.956123	26.56%	1,079,572
2008	13.085837	8.657156	-33.84%	699,807
2007	12.088109	13.085837	8.25%	343,700
2006	10.991345	12.088109	9.98%	168,693
2005*	10.000000	10.991345	9.91%	89,222
106

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.247006	15.833792	19.53%	205,673
2012	11.682452	13.247006	13.39%	185,261
2011	12.211508	11.682452	-4.33%	182,774
2010	10.702903	12.211508	14.10%	186,854
2009	8.287473	10.702903	29.15%	189,264
2008	13.615422	8.287473	-39.13%	204,800
2007	12.451308	13.615422	9.35%	114,170
2006	11.199314	12.451308	11.18%	47,904
2005*	10.000000	11.199314	11.99%	14,952
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.209679	19.811770	22.22%	498,248
2012	15.721196	16.209679	3.11%	511,119
2011	16.844048	15.721196	-6.67%	575,247
2010	14.358399	16.844048	17.31%	564,074
2009	9.882871	14.358399	45.29%	672,096
2008	22.017380	9.882871	-55.11%	643,866
2007	15.356683	22.017380	43.37%	634,358
2006	13.375380	15.356683	14.81%	431,372
2005*	10.000000	13.375380	33.75%	143,898
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.074776	21.488075	25.85%	891,906
2012	14.817127	17.074776	15.24%	953,456
2011	14.952013	14.817127	-0.90%	969,687
2010	13.215817	14.952013	13.14%	1,010,044
2009	10.335319	13.215817	27.87%	927,409
2008	18.357799	10.335319	-43.70%	810,746
2007	18.414103	18.357799	-0.31%	847,967
2006	15.595190	18.414103	18.08%	803,734
2005	15.004214	15.595190	3.94%	685,232
2004	13.701281	15.004214	9.51%	536,807
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.870846	22.588955	33.89%	380,261
2012	14.979593	16.870846	12.63%	406,581
2011	15.219885	14.979593	-1.58%	546,779
2010	12.481090	15.219885	21.94%	438,098
2009	9.907071	12.481090	25.98%	377,810
2008	19.098667	9.907071	-48.13%	305,855
2007	15.317352	19.098667	24.69%	454,630
2006	14.598405	15.317352	4.92%	253,710
2005	14.054233	14.598405	3.87%	255,762
2004	13.843267	14.054233	1.52%	299,433
107

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.953200	13.452867	-3.59%	2,471,018
2012	13.421311	13.953200	3.96%	2,469,672
2011	12.736022	13.421311	5.38%	2,511,593
2010	12.028607	12.736022	5.88%	2,907,876
2009	10.581133	12.028607	13.68%	3,399,103
2008	11.133097	10.581133	-4.96%	2,953,846
2007	10.865552	11.133097	2.46%	3,119,092
2006	10.597769	10.865552	2.53%	1,264,707
2005	10.563999	10.597769	0.32%	591,754
2004	10.298811	10.563999	2.57%	368,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.317025	35.202866	33.76%	758,815
2012	23.334246	26.317025	12.78%	863,783
2011	26.586313	23.334246	-12.23%	923,515
2010	21.003506	26.586313	26.58%	975,305
2009	15.265689	21.003506	37.59%	936,027
2008	25.675775	15.265689	-40.54%	874,646
2007	22.613645	25.675775	13.54%	928,095
2006	20.434234	22.613645	10.67%	709,017
2005	17.586538	20.434234	16.19%	586,811
2004	14.330025	17.586538	22.73%	362,071
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.930646	24.259602	28.15%	9,158
2012	15.974082	18.930646	18.51%	10,736
2011	19.628877	15.974082	-18.62%	14,747
2010	17.670650	19.628877	11.08%	11,501
2009	14.220278	17.670650	24.26%	9,315
2008	25.775483	14.220278	-44.83%	13,481
2007	22.368891	25.775483	15.23%	16,430
2006	19.291470	22.368891	15.95%	20,008
2005	16.495894	19.291470	16.95%	22,417
2004	14.786862	16.495894	11.56%	41,774
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.645906	16.204057	28.14%	459,985
2012	10.664533	12.645906	18.58%	477,411
2011	13.112401	10.664533	-18.67%	509,254
2010	11.804647	13.112401	11.08%	583,440
2009	9.501199	11.804647	24.24%	635,016
2008	17.217332	9.501199	-44.82%	415,436
2007	14.940911	17.217332	15.24%	527,862
2006	12.880975	14.940911	15.99%	285,501
2005	11.018158	12.880975	16.91%	199,025
2004*	10.000000	11.018158	10.18%	108,951
108

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	23.038865	29.528270	28.17%	60,711
2012	18.417692	23.038865	25.09%	65,732
2011	20.565803	18.417692	-10.45%	72,547
2010	16.534477	20.565803	24.38%	96,241
2009	10.686945	16.534477	54.72%	97,546
2008	22.284385	10.686945	-52.04%	114,742
2007	21.468976	22.284385	3.80%	139,798
2006	18.796976	21.468976	14.22%	153,087
2005	18.639733	18.796976	0.84%	157,412
2004	16.631467	18.639733	12.08%	146,591
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.091057	12.296248	21.85%	302,502
2012	8.887578	10.091057	13.54%	354,982
2011	9.168592	8.887578	-3.06%	437,846
2010	8.446738	9.168592	8.55%	393,407
2009	6.587021	8.446738	28.23%	276,923
2008*	10.000000	6.587021	-34.13%	52,520
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.998413	14.581037	12.18%	998,497
2012	11.720588	12.998413	10.90%	1,070,036
2011	11.627489	11.720588	0.80%	1,226,056
2010	10.482089	11.627489	10.93%	1,260,916
2009	7.852078	10.482089	33.49%	1,259,390
2008	11.338348	7.852078	-30.75%	1,257,471
2007	11.100789	11.338348	2.14%	1,122,091
2006*	10.000000	11.100789	11.01%	420,270
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	18.339944	23.416383	27.68%	547,727
2012	16.639034	18.339944	10.22%	545,943
2011	15.943958	16.639034	4.36%	541,695
2010	13.423611	15.943958	18.78%	558,201
2009	11.619602	13.423611	15.53%	624,212
2008	16.190329	11.619602	-28.23%	690,606
2007	16.900889	16.190329	-4.20%	773,498
2006	14.656581	16.900889	15.31%	766,854
2005	14.393506	14.656581	1.83%	773,355
2004	13.171406	14.393506	9.28%	482,274
109

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.298298	32.590722	34.13%	485,140
2012	20.848172	24.298298	16.55%	572,616
2011	22.003150	20.848172	-5.25%	677,386
2010	17.430098	22.003150	26.24%	655,199
2009	13.707856	17.430098	27.15%	870,974
2008	20.787438	13.707856	-34.06%	364,016
2007	21.631374	20.787438	-3.90%	315,057
2006	18.781634	21.631374	15.17%	334,030
2005	17.538843	18.781634	7.09%	288,403
2004	14.396268	17.538843	21.83%	155,990
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	20.482248	24.796913	21.07%	14,675
2012	17.597006	20.482248	16.40%	15,535
2011	20.000636	17.597006	-12.02%	20,340
2010	18.739899	20.000636	6.73%	21,562
2009	13.889792	18.739899	34.92%	21,152
2008	23.663871	13.889792	-41.30%	25,270
2007	20.820180	23.663871	13.66%	36,717
2006	17.412784	20.820180	19.57%	39,829
2005	16.053650	17.412784	8.47%	41,985
2004	13.757275	16.053650	16.69%	45,105
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.205677	11.410617	11.81%	4,210
2012*	10.000000	10.205677	2.06%	1,369
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.891762	-1.08%	6,299
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.078318	12.194889	21.00%	9,864
2012	8.977342	10.078318	12.26%	12,205
2011	10.309449	8.977342	-12.92%	79,896
2010*	10.000000	10.309449	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.289650	17.260147	29.88%	69,975
2012	11.008509	13.289650	20.72%	62,433
2011	11.284264	11.008509	-2.44%	66,192
2010*	10.000000	11.284264	12.84%	1,991
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.629256	13.252711	37.63%	73,772
2012*	10.000000	9.629256	-3.71%	82,767
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.941884	12.573861	26.47%	6,532
2012*	10.000000	9.941884	-0.58%	567
110

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.723675	13.077072	34.49%	183,099
2012*	10.000000	9.723675	-2.76%	194,082
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.579823	16.729397	23.19%	485,079
2012	11.574555	13.579823	17.32%	470,846
2011	12.669400	11.574555	-8.64%	582,059
2010	11.841463	12.669400	6.99%	501,739
2009*	10.000000	11.841463	18.41%	209,969
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.796943	11.745654	8.79%	206,177
2012*	10.000000	10.796943	7.97%	128,775
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.051048	12.857748	27.92%	61,399
2012*	10.000000	10.051048	0.51%	30,600
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.620463	21.962131	17.95%	28,421
2012	16.682956	18.620463	11.61%	43,936
2011	16.718524	16.682956	-0.21%	52,520
2010	15.706334	16.718524	6.44%	55,094
2009	12.703647	15.706334	23.64%	42,364
2008	15.372591	12.703647	-17.36%	44,047
2007	14.159291	15.372591	8.57%	49,497
2006	13.025049	14.159291	8.71%	57,187
2005	12.288153	13.025049	6.00%	60,726
2004	11.525739	12.288153	6.61%	63,637
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.387456	27.559455	28.86%	391,210
2012	17.540103	21.387456	21.93%	449,855
2011	19.144682	17.540103	-8.38%	463,680
2010	18.262625	19.144682	4.83%	577,239
2009	12.704206	18.262625	43.75%	504,944
2008	23.172237	12.704206	-45.17%	311,796
2007	17.227590	23.172237	34.51%	155,888
2006	16.036194	17.227590	7.43%	49,757
2005	14.470859	16.036194	10.82%	50,293
2004	12.459834	14.470859	16.14%	41,005
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.943153	13.253541	33.29%	59,472
2012*	10.000000	9.943153	-0.57%	62,631
111

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.105492	33.871823	12.51%	179,302
2012	27.019283	30.105492	11.42%	226,402
2011	40.560931	27.019283	-33.39%	6,514
2010	32.954500	40.560931	23.08%	5,714
2009	18.692597	32.954500	76.30%	5,448
2008	39.747268	18.692597	-52.97%	6,462
2007	31.539310	39.747268	26.02%	7,479
2006	21.847110	31.539310	44.36%	9,836
2005	16.818162	21.847110	29.90%	11,451
2004	14.393258	16.818162	16.85%	12,818
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	17.080311	21.869467	28.04%	53,173
2012	14.869196	17.080311	14.87%	61,601
2011	15.047130	14.869196	-1.18%	62,824
2010	13.627874	15.047130	10.41%	69,380
2009	9.951723	13.627874	36.94%	76,446
2008	16.040411	9.951723	-37.96%	92,097
2007	14.676279	16.040411	9.29%	116,390
2006	13.891974	14.676279	5.65%	134,670
2005	13.537857	13.891974	2.62%	146,476
2004	12.617314	13.537857	7.30%	106,675
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.210748	14.196075	39.03%	64,500
2012*	10.000000	10.210748	2.11%	9,451
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.069969	25.457464	33.50%	1,302,751
2012	16.715993	19.069969	14.08%	1,370,276
2011	17.058201	16.715993	-2.01%	1,482,808
2010	15.579184	17.058201	9.49%	1,630,493
2009	12.923075	15.579184	20.55%	1,738,919
2008	19.517313	12.923075	-33.79%	486,511
2007	18.426967	19.517313	5.92%	409,007
2006	15.531401	18.426967	18.64%	389,943
2005	14.817018	15.531401	4.82%	142,694
2004	13.107080	14.817018	13.05%	53,352
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.844304	14.883196	25.66%	301,126
2012	10.377863	11.844304	14.13%	227,154
2011	10.731658	10.377863	-3.30%	174,273
2010*	10.000000	10.731658	7.32%	66,675
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.153622	12.936167	27.40%	46,184
2012	9.064690	10.153622	12.01%	27,167
2011*	10.000000	9.064690	-9.35%	20,146
112

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.423673	19.994028	29.63%	1,053,588
2012	13.689520	15.423673	12.67%	1,140,829
2011	13.837289	13.689520	-1.07%	1,234,543
2010	12.421404	13.837289	11.40%	1,354,840
2009*	10.000000	12.421404	24.21%	58,850
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.448043	13.895004	21.37%	19,692,639
2012	10.049284	11.448043	13.92%	19,936,865
2011	10.113208	10.049284	-0.63%	20,331,517
2010	9.170310	10.113208	10.28%	20,831,959
2009	7.547477	9.170310	21.50%	15,285,182
2008	10.917058	7.547477	-30.87%	7,836,839
2007	10.448212	10.917058	4.49%	4,723,853
2006*	10.000000	10.448212	4.48%	1,686,246
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.626980	11.152136	-4.08%	7,640,303
2012	11.251651	11.626980	3.34%	7,010,297
2011	10.809588	11.251651	4.09%	6,833,016
2010	10.359202	10.809588	4.35%	6,986,244
2009	9.382348	10.359202	10.41%	4,646,346
2008	10.573953	9.382348	-11.27%	2,048,747
2007	10.430304	10.573953	1.38%	905,297
2006*	10.000000	10.430304	4.30%	215,211
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.963698	15.151816	26.65%	933,347
2012	9.953969	11.963698	20.19%	959,622
2011	11.148227	9.953969	-10.71%	1,081,967
2010	10.173918	11.148227	9.58%	1,229,006
2009	7.297903	10.173918	39.41%	978,786
2008	12.080556	7.297903	-39.59%	693,135
2007	10.730389	12.080556	12.58%	523,245
2006*	10.000000	10.730389	7.30%	134,091
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.700274	13.653806	27.60%	1,706,453
2012	9.258052	10.700274	15.58%	1,892,579
2011	9.866054	9.258052	-6.16%	2,184,489
2010	8.478706	9.866054	16.36%	2,348,391
2009	6.205551	8.478706	36.63%	2,064,310
2008	11.299224	6.205551	-45.08%	1,906,496
2007	10.257600	11.299224	10.15%	1,353,923
2006*	10.000000	10.257600	2.58%	375,967
113

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.307720	12.184579	30.91%	7,851,187
2012	8.076510	9.307720	15.24%	8,836,965
2011	8.390989	8.076510	-3.75%	9,318,214
2010	7.680104	8.390989	9.26%	9,467,553
2009	5.969082	7.680104	28.66%	6,194,675
2008	9.789543	5.969082	-39.03%	2,299,325
2007*	10.000000	9.789543	-2.10%	598,093
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.849769	19.870052	5.41%	72,184
2012	16.714207	18.849769	12.78%	87,978
2011	16.352449	16.714207	2.21%	99,001
2010	14.678887	16.352449	11.40%	76,725
2009	10.212317	14.678887	43.74%	79,318
2008	14.405124	10.212317	-29.11%	112,240
2007	14.188404	14.405124	1.53%	135,943
2006	13.029576	14.188404	8.89%	184,240
2005	12.926446	13.029576	0.80%	230,288
2004	11.925811	12.926446	8.39%	304,236
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.361137	23.125702	33.20%	689,057
2012	14.923373	17.361137	16.34%	716,026
2011	15.554410	14.923373	-4.06%	790,463
2010	13.685339	15.554410	13.66%	815,813
2009	10.837264	13.685339	26.28%	653,264
2008	17.534316	10.837264	-38.19%	733,340
2007	18.288651	17.534316	-4.12%	1,471,260
2006	16.074599	18.288651	13.77%	683,556
2005	15.706338	16.074599	2.34%	211,670
2004	13.625586	15.706338	15.27%	129,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.729324	12.335328	41.31%	175,368
2012	7.589381	8.729324	15.02%	176,447
2011	8.725708	7.589381	-13.02%	224,985
2010	7.681195	8.725708	13.60%	228,507
2009	5.100655	7.681195	50.59%	116,039
2008*	10.000000	5.100655	-48.99%	30,304
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.035019	13.688335	36.41%	1,371,458
2012	9.151616	10.035019	9.65%	1,416,345
2011	9.609219	9.151616	-4.76%	1,593,715
2010	7.899216	9.609219	21.65%	1,686,431
2009	6.112260	7.899216	29.24%	2,678,927
2008*	10.000000	6.112260	-38.88%	3,155,960
114

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.628940	12.273931	27.47%	219,371
2012	8.420665	9.628940	14.35%	187,065
2011	9.135711	8.420665	-7.83%	178,411
2010	8.072182	9.135711	13.18%	169,083
2009	6.346384	8.072182	27.19%	235,571
2008*	10.000000	6.346384	-36.54%	76,333
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.765460	12.152091	12.88%	5,281,136
2012	9.846262	10.765460	9.34%	5,516,846
2011	10.137305	9.846262	-2.87%	5,587,590
2010	9.326349	10.137305	8.70%	5,731,394
2009	7.906100	9.326349	17.96%	3,715,563
2008*	10.000000	7.906100	-20.94%	558,415
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.335296	12.336905	19.37%	9,573,117
2012	9.238068	10.335296	11.88%	9,764,558
2011	9.718279	9.238068	-4.94%	10,167,552
2010	8.783074	9.718279	10.65%	9,906,795
2009	7.185138	8.783074	22.24%	5,908,068
2008*	10.000000	7.185138	-28.15%	866,537
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.192977	11.563059	3.31%	3,669,140
2012	10.576522	11.192977	5.83%	4,264,380
2011	10.593192	10.576522	-0.16%	4,196,522
2010	10.074792	10.593192	5.15%	3,949,240
2009	9.054467	10.074792	11.27%	2,500,422
2008*	10.000000	9.054467	-9.46%	407,416
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.807523	8.08%	707
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.945819	9.46%	111,851
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.561220	12.248794	15.98%	10,296,976
2012	9.546924	10.561220	10.62%	10,453,717
2011	9.928511	9.546924	-3.84%	10,757,170
2010	9.055130	9.928511	9.65%	10,651,431
2009	7.542347	9.055130	20.06%	6,274,614
2008*	10.000000	7.542347	-24.58%	1,516,444
115

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.041662	12.286076	22.35%	3,491,375
2012	8.901724	10.041662	12.81%	3,503,545
2011	9.484680	8.901724	-6.15%	3,733,901
2010	8.502192	9.484680	11.56%	3,945,906
2009	6.822678	8.502192	24.62%	2,619,732
2008*	10.000000	6.822678	-31.77%	1,653,274
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.960603	12.003451	9.51%	3,464,682
2012	10.117396	10.960603	8.33%	3,787,252
2011	10.304217	10.117396	-1.81%	3,822,480
2010	9.599226	10.304217	7.34%	3,814,862
2009	8.285451	9.599226	15.86%	2,180,727
2008*	10.000000	8.285451	-17.15%	461,300
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.214926	11.769615	-3.65%	841,494
2012	11.543894	12.214926	5.81%	844,081
2011	11.036643	11.543894	4.60%	834,681
2010	10.498770	11.036643	5.12%	878,651
2009	9.820358	10.498770	6.91%	1,221,833
2008*	10.000000	9.820358	-1.80%	11,959
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.200346	12.729470	-3.57%	253,452
2012	12.517681	13.200346	5.45%	298,014
2011	11.989176	12.517681	4.41%	271,960
2010	11.263937	11.989176	6.44%	230,990
2009	9.826168	11.263937	14.63%	98,893
2008*	10.000000	9.826168	-1.74%	19,937
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	32.938255	32.566798	-1.13%	4,742
2012	28.598918	32.938255	15.17%	5,355
2011	37.529025	28.598918	-23.80%	6,766
2010	32.886343	37.529025	14.12%	5,269
2009	20.482111	32.886343	60.56%	5,508
2008	49.453885	20.482111	-58.58%	6,890
2007	34.600030	49.453885	42.93%	11,806
2006	25.780818	34.600030	34.21%	15,292
2005	19.787836	25.780818	30.29%	20,267
2004	16.688663	19.787836	18.57%	36,798
116

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.224664	12.491657	-5.54%	2,131,646
2012	13.034945	13.224664	1.46%	2,201,379
2011	12.344017	13.034945	5.60%	2,148,193
2010	11.966145	12.344017	3.16%	2,423,011
2009	11.836328	11.966145	1.10%	3,247,092
2008	11.161070	11.836328	6.05%	3,690,400
2007	10.580339	11.161070	5.49%	2,821,860
2006	10.398996	10.580339	1.74%	1,215,118
2005	10.228457	10.398996	1.67%	628,226
2004	10.061282	10.228457	1.66%	444,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.767974	8.990730	15.74%	276,730
2012	6.847862	7.767974	13.44%	302,055
2011	7.728306	6.847862	-11.39%	324,461
2010	6.946617	7.728306	11.25%	291,568
2009	5.450702	6.946617	27.44%	291,432
2008*	10.000000	5.450702	-45.49%	26,522
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.750429	10.424930	19.14%	128,727
2012	7.519128	8.750429	16.38%	147,902
2011	8.763360	7.519128	-14.20%	185,816
2010	8.288047	8.763360	5.73%	156,538
2009	6.545828	8.288047	26.62%	129,862
2008	11.683575	6.545828	-43.97%	71,247
2007	10.849859	11.683575	7.68%	63,702
2006*	10.000000	10.849859	8.50%	17,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.644716	23.357307	25.28%	515,436
2012	16.340296	18.644716	14.10%	661,818
2011	17.276245	16.340296	-5.42%	650,832
2010	15.308593	17.276245	12.85%	622,577
2009	12.223996	15.308593	25.23%	618,648
2008	19.660277	12.223996	-37.82%	648,459
2007	18.848451	19.660277	4.31%	673,670
2006	16.381141	18.848451	15.06%	574,295
2005	15.415605	16.381141	6.26%	443,383
2004	13.732149	15.415605	12.26%	280,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.320802	14.874829	11.67%	1,301,013
2012	12.369957	13.320802	7.69%	1,305,738
2011	12.454099	12.369957	-0.68%	1,346,239
2010	11.519523	12.454099	8.11%	1,471,896
2009*	10.000000	11.519523	15.20%	653,662
117

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.357616	16.890696	17.64%	2,846,637
2012	12.992591	14.357616	10.51%	2,900,026
2011	13.321369	12.992591	-2.47%	2,983,363
2010	12.077950	13.321369	10.29%	2,755,464
2009*	10.000000	12.077950	20.78%	1,355,432
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.266851	13.692305	3.21%	2,516,057
2012	12.813081	13.266851	3.54%	2,756,596
2011	12.643772	12.813081	1.34%	2,897,438
2010	12.128135	12.643772	4.25%	2,785,375
2009	11.293147	12.128135	7.39%	2,721,738
2008	12.206118	11.293147	-7.48%	1,726,245
2007	11.766188	12.206118	3.74%	1,404,863
2006	11.257041	11.766188	4.52%	1,178,987
2005	11.067784	11.257041	1.71%	1,108,636
2004	10.742263	11.067784	3.03%	1,023,994
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.210068	18.612407	14.82%	10,571,323
2012	14.859284	16.210068	9.09%	10,548,334
2011	15.098842	14.859284	-1.59%	10,752,055
2010	13.827378	15.098842	9.20%	10,936,273
2009	11.789156	13.827378	17.29%	9,433,922
2008	15.591477	11.789156	-24.39%	7,455,235
2007	14.989934	15.591477	4.01%	6,960,070
2006	13.672978	14.989934	9.63%	5,587,819
2005	13.183096	13.672978	3.72%	3,463,720
2004	12.224868	13.183096	7.84%	2,058,089
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.755746	21.392336	20.48%	6,858,546
2012	15.854346	17.755746	11.99%	6,827,653
2011	16.453346	15.854346	-3.64%	6,976,939
2010	14.811308	16.453346	11.09%	7,422,610
2009	12.094384	14.811308	22.46%	7,614,116
2008	17.905925	12.094384	-32.46%	7,152,012
2007	17.135465	17.905925	4.50%	5,928,886
2006	15.195027	17.135465	12.77%	3,947,551
2005	14.414176	15.195027	5.42%	1,832,282
2004	13.061546	14.414176	10.36%	1,037,319
118

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.899704	16.208260	8.78%	3,337,423
2012	14.008562	14.899704	6.36%	3,328,408
2011	13.941083	14.008562	0.48%	3,284,086
2010	13.049164	13.941083	6.84%	3,470,362
2009	11.569866	13.049164	12.79%	3,097,310
2008	13.833173	11.569866	-16.36%	2,275,924
2007	13.274345	13.833173	4.21%	2,278,481
2006	12.435360	13.274345	6.75%	2,076,407
2005	12.088323	12.435360	2.87%	1,738,059
2004	11.458318	12.088323	5.50%	1,260,027
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.427304	20.699441	34.17%	1,957,750
2012	13.232976	15.427304	16.58%	2,156,249
2011	13.784817	13.232976	-4.00%	2,326,501
2010	12.902816	13.784817	6.84%	2,586,813
2009*	10.000000	12.902816	29.03%	29,494
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.954075	31.376655	30.99%	259,248
2012	20.712894	23.954075	15.65%	273,425
2011	21.587606	20.712894	-4.05%	292,841
2010	17.374715	21.587606	24.25%	279,801
2009	12.904966	17.374715	34.64%	333,251
2008	20.631395	12.904966	-37.45%	229,884
2007	19.485008	20.631395	5.88%	235,244
2006	18.009893	19.485008	8.19%	196,891
2005	16.318252	18.009893	10.37%	238,967
2004	14.321973	16.318252	13.94%	163,853
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.968910	9.814396	-1.55%	5,575,231
2012	10.126292	9.968910	-1.55%	5,866,506
2011	10.285273	10.126292	-1.55%	4,988,175
2010	10.447183	10.285273	-1.55%	3,860,154
2009	10.607212	10.447183	-1.51%	3,717,743
2008	10.557396	10.607212	0.47%	4,618,298
2007	10.234040	10.557396	3.16%	2,739,470
2006	9.944219	10.234040	2.91%	1,873,233
2005	9.837869	9.944219	1.08%	1,344,905
2004	9.912328	9.837869	-0.75%	534,205
119

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.266530	14.860889	-2.66%	779,054
2012	13.815131	15.266530	10.51%	824,017
2011	13.294533	13.815131	3.92%	790,300
2010	12.210949	13.294533	8.87%	813,167
2009	9.971975	12.210949	22.45%	537,641
2008	12.246596	9.971975	-18.57%	336,727
2007	11.890527	12.246596	2.99%	311,332
2006	11.519862	11.890527	3.22%	233,375
2005	11.451083	11.519862	0.60%	225,800
2004	10.917987	11.451083	4.88%	107,016
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.207623	10.975582	19.20%	1,712,424
2013	9.207623	10.975582	19.20%	1,712,424
2012	8.096336	9.207623	13.73%	1,752,342
2011	9.099245	8.096336	-11.02%	1,902,841
2010	8.121240	9.099245	12.04%	2,013,986
2009	6.060724	8.121240	34.00%	2,741,760
2008*	10.000000	6.060724	-39.39%	2,731,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.474833	17.250240	19.17%	5,616
2012	12.561702	14.474833	15.23%	8,001
2011	15.264684	12.561702	-17.71%	11,128
2010	14.641768	15.264684	4.25%	12,218
2009	11.483641	14.641768	27.50%	18,078
2008	21.794871	11.483641	-47.31%	18,112
2007	21.556091	21.794871	1.11%	21,328
2006	17.887326	21.556091	20.51%	24,501
2005	16.252579	17.887326	10.06%	30,700
2004	13.757041	16.252579	18.14%	36,351
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.916584	13.122740	32.33%	1,225,999
2012	8.673194	9.916584	14.34%	1,269,085
2011	9.103739	8.673194	-4.73%	1,459,718
2010	8.015864	9.103739	13.57%	1,532,854
2009	6.294480	8.015864	27.35%	1,696,936
2008*	10.000000	6.294480	-37.06%	9,632
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.362511	12.446089	32.94%	475,805
2012	8.087528	9.362511	15.76%	529,722
2011	8.747553	8.087528	-7.55%	603,130
2010	7.880723	8.747553	11.00%	630,984
2009	6.282625	7.880723	25.44%	537,428
2008*	10.000000	6.282625	-37.17%	14,091
120

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.232209	13.962704	36.46%	1,087,671
2012	9.066008	10.232209	12.86%	1,185,916
2011	9.637421	9.066008	-5.93%	1,335,409
2010	7.740305	9.637421	24.51%	1,447,971
2009	6.204977	7.740305	24.74%	1,869,601
2008*	10.000000	6.204977	-37.95%	1,018,002
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.144104	14.885793	33.58%	933,389
2012	9.729590	11.144104	14.54%	951,741
2011	10.117338	9.729590	-3.83%	1,064,813
2010	8.590080	10.117338	17.78%	1,188,777
2009	6.687632	8.590080	28.45%	1,557,059
2008*	10.000000	6.687632	-33.12%	1,997,406
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.668920	22.206047	41.72%	96,989
2012	14.073543	15.668920	11.34%	135,785
2011	14.418846	14.073543	-2.39%	138,443
2010	11.706741	14.418846	23.17%	142,706
2009	9.349301	11.706741	25.22%	137,452
2008	17.763114	9.349301	-47.37%	130,573
2007	16.478755	17.763114	7.79%	271,132
2006	16.252330	16.478755	1.39%	92,419
2005	15.322194	16.252330	6.07%	77,051
2004	13.752422	15.322194	11.41%	54,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.268839	32.077198	37.85%	110,128
2012	19.646755	23.268839	18.44%	111,947
2011	21.106459	19.646755	-6.92%	124,053
2010	16.950847	21.106459	24.52%	141,085
2009	13.680046	16.950847	23.91%	221,745
2008	20.525640	13.680046	-33.35%	143,934
2007	22.475409	20.525640	-8.68%	149,758
2006	19.495218	22.475409	15.29%	254,232
2005	19.265423	19.495218	1.19%	133,683
2004	16.725873	19.265423	15.18%	153,373
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.693382	30.017921	38.37%	172,218
2012	19.123780	21.693382	13.44%	225,464
2011	20.620935	19.123780	-7.26%	231,662
2010	16.759011	20.620935	23.04%	230,687
2009	12.663030	16.759011	32.35%	240,698
2008	20.865728	12.663030	-39.31%	394,663
2007	20.801965	20.865728	0.31%	368,729
2006	18.906663	20.801965	10.02%	294,929
2005	17.144967	18.906663	10.28%	271,574
2004	14.660913	17.144967	16.94%	151,927
121

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.528004	19.994403	28.76%	955,834
2012	13.854561	15.528004	12.08%	1,016,495
2011	14.019214	13.854561	-1.17%	1,110,370
2010	12.576728	14.019214	11.47%	1,207,805
2009	10.174487	12.576728	23.61%	1,788,857
2008	17.700324	10.174487	-42.52%	2,180,451
2007	16.665074	17.700324	6.21%	1,867,794
2006	14.926434	16.665074	11.65%	715,675
2005	14.163661	14.926434	5.39%	131,460
2004	13.134414	14.163661	7.84%	72,107
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.885630	11.006272	1.11%	749,424
2012	9.566744	10.885630	13.79%	932,355
2011	9.155055	9.566744	4.50%	1,011,482
2010	7.162981	9.155055	27.81%	1,054,778
2009	5.574716	7.162981	28.49%	936,093
2008*	10.000000	5.574716	-44.25%	30,722
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.679044	16.79%	66,909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.634719	10.480927	-1.45%	593,479
2012	10.434896	10.634719	1.91%	574,244
2011	10.462925	10.434896	-0.27%	543,306
2010	10.376547	10.462925	0.83%	625,771
2009	9.840303	10.376547	5.45%	634,412
2008*	10.000000	9.840303	-1.60%	164,780
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.548417	25.48%	5,924
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.705877	16.204933	18.23%	1,398,146
2012	11.644056	13.705877	17.71%	1,462,847
2011	13.505359	11.644056	-13.78%	1,536,013
2010	12.899269	13.505359	4.70%	1,531,843
2009*	10.000000	12.899269	28.99%	2,019,670
122

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.569776	10.470129	-0.94%	1,342,640
2012	10.263924	10.569776	2.98%	1,226,836
2011	10.395049	10.263924	-1.26%	1,218,602
2010	10.028678	10.395049	3.65%	1,295,825
2009	8.988635	10.028678	11.57%	1,794,208
2008	10.546431	8.988635	-14.77%	2,503,709
2007	10.225466	10.546431	3.14%	2,476,345
2006	9.967204	10.225466	2.59%	970,023
2005	9.979655	9.967204	-0.12%	297,450
2004	10.058406	9.979655	-0.78%	210,631
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.721134	19.700209	43.58%	29,217
2012	12.807854	13.721134	7.13%	36,491
2011	13.148535	12.807854	-2.59%	60,330
2010	11.165673	13.148535	17.76%	43,580
2009	9.239180	11.165673	20.85%	41,336
2008	15.505443	9.239180	-40.41%	39,857
2007	15.670243	15.505443	-1.05%	45,900
2006	15.122090	15.670243	3.62%	47,712
2005	14.926968	15.122090	1.31%	44,935
2004	13.552337	14.926968	10.14%	28,737
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.574207	22.453312	35.47%	129,425
2012	15.170157	16.574207	9.26%	103,370
2011	15.898247	15.170157	-4.58%	122,267
2010	13.144222	15.898247	20.95%	115,995
2009	10.158653	13.144222	29.39%	119,169
2008	17.039924	10.158653	-40.38%	159,065
2007	16.085034	17.039924	5.94%	2,277,441
2006	14.368666	16.085034	11.95%	816,673
2005	13.657697	14.368666	5.21%	130,469
2004	12.246405	13.657697	11.52%	57,774
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	23.623841	29.535338	25.02%	39,730
2012	19.839975	23.623841	19.07%	47,059
2011	22.030330	19.839975	-9.94%	54,707
2010	19.339947	22.030330	13.91%	54,037
2009	14.096740	19.339947	37.19%	51,184
2008	23.997472	14.096740	-41.26%	57,382
2007	22.979914	23.997472	4.43%	67,538
2006	19.887489	22.979914	15.55%	76,338
2005	17.709664	19.887489	12.30%	87,308
2004	15.131768	17.709664	17.04%	101,839
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.147135	9.953183	-1.91%	167,509
2012*	10.000000	10.147135	1.47%	178,486
123

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.615011	21.500193	29.40%	1,198,606
2012	14.473280	16.615011	14.80%	1,295,417
2011	14.747056	14.473280	-1.86%	1,436,298
2010	12.932424	14.747056	14.03%	1,594,658
2009	10.263008	12.932424	26.01%	2,058,576
2008	16.985768	10.263008	-39.58%	2,208,410
2007	16.566871	16.985768	2.53%	2,017,300
2006	14.662948	16.566871	12.98%	1,023,364
2005	14.084571	14.662948	4.11%	397,519
2004	13.107555	14.084571	7.45%	285,723
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.275125	32.223189	38.44%	250,569
2012	20.092105	23.275125	15.84%	288,510
2011	20.905984	20.092105	-3.89%	307,689
2010	17.256239	20.905984	21.15%	316,561
2009	12.805087	17.256239	34.76%	290,114
2008	20.980438	12.805087	-38.97%	785,629
2007	21.613466	20.980438	-2.93%	608,257
2006	19.146339	21.613466	12.89%	303,516
2005	17.724915	19.146339	8.02%	130,730
2004	15.106504	17.724915	17.33%	79,986
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.606557	10.453566	-1.44%	83,307
2012*	10.000000	10.606557	6.07%	54,868
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.921925	11.886205	-8.02%	108,301
2012	12.473254	12.921925	3.60%	121,221
2011	11.685600	12.473254	6.74%	135,756
2010	10.852457	11.685600	7.68%	149,972
2009*	10.000000	10.852457	8.52%	75,731
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.720122	11.511662	-1.78%	1,789,319
2012	11.257793	11.720122	4.11%	1,916,249
2011	11.320459	11.257793	-0.55%	1,630,863
2010	10.931791	11.320459	3.56%	1,542,648
2009*	10.000000	10.931791	9.32%	1,156,969
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.766121	10.365334	-3.72%	464,232
2012	9.987223	10.766121	7.80%	476,449
2011*	10.000000	9.987223	-0.13%	179,466
124

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	14.067617	18.790864	33.58%	39,388
2012	11.994236	14.067617	17.29%	47,703
2011	12.775674	11.994236	-6.12%	43,305
2010	11.345457	12.775674	12.61%	45,145
2009	8.877511	11.345457	27.80%	42,924
2008	14.709772	8.877511	-39.65%	52,893
2007	15.903032	14.709772	-7.50%	57,294
2006	13.935435	15.903032	14.12%	75,573
2005	13.450952	13.935435	3.60%	77,707
2004	12.296362	13.450952	9.39%	76,059
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.455309	19.487062	26.09%	576
2012	12.877022	15.455309	20.02%	641
2011	15.745956	12.877022	-18.22%	713
2010	14.536275	15.745956	8.32%	1,190
2009	11.846845	14.536275	22.70%	1,897
2008	21.470094	11.846845	-44.82%	2,754
2007	20.126048	21.470094	6.68%	8,672
2006	16.005375	20.126048	25.75%	15,477
2005	14.489276	16.005375	10.46%	16,680
2004	12.666032	14.489276	14.39%	18,047
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.726397	20.837701	41.50%	13,317
2012	13.095532	14.726397	12.45%	25,670
2011	16.191350	13.095532	-19.12%	23,763
2010	13.614505	16.191350	18.93%	18,471
2009	8.437519	13.614505	61.36%	16,574
2008	13.611018	8.437519	-38.01%	13,372
2007	13.103151	13.611018	3.88%	18,361
2006	12.622775	13.103151	3.81%	28,010
2005	12.130370	12.622775	4.06%	31,181
2004	11.730953	12.130370	3.40%	22,956
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.754064	21.862749	48.18%	374,157
2012	11.440381	14.754064	28.96%	243,677
2011	10.526842	11.440381	8.68%	119,747
2010*	10.000000	10.526842	5.27%	23,014
125

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.471297	12.206768	-2.12%	206,222
2012	11.601585	12.471297	7.50%	231,020
2011	11.179657	11.601585	3.77%	251,881
2010	10.626812	11.179657	5.20%	268,288
2009	9.868405	10.626812	7.69%	277,269
2008	11.194198	9.868405	-11.84%	1,511,339
2007	10.807431	11.194198	3.58%	1,919,676
2006	10.599662	10.807431	1.96%	635,954
2005	10.358581	10.599662	2.33%	124,323
2004	10.109894	10.358581	2.46%	65,240
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	24.324544	21.850525	-10.17%	2,727
2012	20.961342	24.324544	16.04%	2,898
2011	19.919197	20.961342	5.23%	3,274
2010	18.436694	19.919197	8.04%	2,434
2009	14.392771	18.436694	28.10%	4,256
2008	17.195289	14.392771	-16.30%	5,675
2007	16.417647	17.195289	4.74%	7,066
2006	15.049526	16.417647	9.09%	14,910
2005	13.631514	15.049526	10.40%	16,792
2004	12.578333	13.631514	8.37%	23,708
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.719512	10.576837	8.82%	124,489
2012*	10.000000	9.719512	-2.80%	153,347
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.623642	10.449910	8.59%	222,617
2012*	10.000000	9.623642	-3.76%	67,972
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.287702	24.090041	47.90%	176,105
2012	15.337524	16.287702	6.20%	176,620
2011	16.329136	15.337524	-6.07%	191,354
2010	13.083275	16.329136	24.81%	218,052
2009	8.706050	13.083275	50.28%	58,000
126

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	9.209488	11.899812	29.21%	0
2012	8.182982	9.209488	12.54%	0
2011	8.035421	8.182982	1.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	11.441040	15.117439	32.13%	0
2012	10.060730	11.441040	13.72%	0
2011	11.468085	10.060730	-12.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	9.968212	10.711516	7.46%	0
2012*	10.000000	9.968212	-0.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.181058	9.823534	-12.14%	0
2012	10.846928	11.181058	3.08%	0
2011	10.110042	10.846928	7.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	9.085321	11.817094	30.07%	0
2012	8.269221	9.085321	9.87%	0
2011	8.373793	8.269221	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.032705	16.252717	24.71%	0
2012	11.681415	13.032705	11.57%	0
2011	12.270637	11.681415	-4.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.194515	13.394481	9.84%	0
2012	11.552419	12.194515	5.56%	0
2011	12.487354	11.552419	-7.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.010113	20.10%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	11.218958	15.155791	35.09%	0
2012	10.097869	11.218958	11.10%	0
2011	10.458936	10.097869	-3.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	9.795375	12.385290	26.44%	0
2012	8.836975	9.795375	10.85%	0
2011	9.057625	8.836975	-2.44%	0
127

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	10.895925	12.638616	15.99%	0
2012	10.306157	10.895925	5.72%	0
2011	9.871811	10.306157	4.40%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	7.594983	10.807361	42.30%	0
2012	6.580355	7.594983	15.42%	0
2011	7.975465	6.580355	-17.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	8.763886	9.769189	11.47%	0
2012	8.297937	8.763886	5.62%	0
2011	9.146889	8.297937	-9.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	10.718595	10.367034	-3.28%	0
2012	10.202555	10.718595	5.06%	0
2011	10.419093	10.202555	-2.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	10.880077	11.823323	8.67%	0
2012	10.157885	10.880077	7.11%	0
2011	10.625599	10.157885	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.002314	12.213774	11.01%	0
2012	10.136851	11.002314	8.54%	0
2011	10.691060	10.136851	-5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	10.919655	12.727339	16.55%	0
2012	9.876283	10.919655	10.56%	0
2011	10.586515	9.876283	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	13.361001	15.923836	19.18%	0
2012	13.289932	13.361001	0.53%	0
2011	14.602000	13.289932	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	9.369193	11.497624	22.72%	0
2012	8.338337	9.369193	12.36%	0
2011	8.628595	8.338337	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	10.064934	13.141183	30.56%	0
2012	9.165165	10.064934	9.82%	0
2011	9.549337	9.165165	-4.02%	0
128

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	10.817974	10.170454	-5.99%	0
2012	10.671829	10.817974	1.37%	0
2011	10.384604	10.671829	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	12.027756	15.688833	30.44%	0
2012	10.937330	12.027756	9.97%	0
2011	12.779298	10.937330	-14.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	9.435955	11.791546	24.96%	0
2012	8.165865	9.435955	15.55%	0
2011	10.290190	8.165865	-20.64%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	9.434259	11.788207	24.95%	0
2012	8.159542	9.434259	15.62%	0
2011	10.288396	8.159542	-20.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	10.557395	13.194618	24.98%	0
2012	8.655635	10.557395	21.97%	0
2011	9.911556	8.655635	-12.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	8.971223	10.659843	18.82%	0
2012	8.103401	8.971223	10.71%	0
2011	8.572581	8.103401	-5.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	10.987883	12.019073	9.38%	0
2012	10.161156	10.987883	8.14%	0
2011	10.337100	10.161156	-1.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	10.520267	13.098195	24.50%	0
2012	9.788761	10.520267	7.47%	0
2011	9.618667	9.788761	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	11.228119	14.685488	30.79%	0
2012	9.880225	11.228119	13.64%	0
2011	10.693264	9.880225	-7.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	10.341886	12.209094	18.05%	0
2012	9.112327	10.341886	13.49%	0
2011	10.621110	9.112327	-14.21%	0
129

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.035690	10.941464	9.03%	0
2012*	10.000000	10.035690	0.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.726485	-2.74%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.543006	11.260018	17.99%	0
2012	8.717960	9.543006	9.46%	0
2011	10.266830	8.717960	-15.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.584259	15.937528	26.65%	0
2012	10.690803	12.584259	17.71%	0
2011	11.237723	10.690803	-4.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.466194	12.704298	34.21%	0
2012*	10.000000	9.466194	-5.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.776240	12.056867	23.33%	0
2012*	10.000000	9.776240	-2.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.559004	12.535933	31.14%	0
2012*	10.000000	9.559004	-4.41%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.381105	14.873321	20.13%	0
2012	10.822733	12.381105	14.40%	0
2011	12.148338	10.822733	-10.91%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.617153	11.262750	6.08%	0
2012*	10.000000	10.617153	6.17%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.883606	12.329154	24.74%	0
2012*	10.000000	9.883606	-1.16%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	12.554341	14.439056	15.01%	0
2012	11.535756	12.554341	8.83%	0
2011	11.854679	11.535756	-2.69%	0
130

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	12.490370	15.694545	25.65%	0
2012	10.505376	12.490370	18.90%	0
2011	11.758534	10.505376	-10.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.774821	12.705240	29.98%	0
2012*	10.000000	9.774821	-2.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	14.359886	15.754475	9.71%	0
2012	13.217665	14.359886	8.64%	0
2011	20.348569	13.217665	-35.04%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	10.666405	13.317549	24.86%	0
2012	9.523096	10.666405	12.01%	0
2011	9.882471	9.523096	-3.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.040642	13.612555	35.57%	0
2012*	10.000000	10.040642	0.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	10.465246	13.623229	30.18%	0
2012	9.408072	10.465246	11.24%	0
2011	9.845207	9.408072	-4.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.075504	13.571171	22.53%	0
2012	9.952454	11.075504	11.28%	0
2011	10.553972	9.952454	-5.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.736193	12.095837	24.24%	0
2012	8.914340	9.736193	9.22%	0
2011*	10.000000	8.914340	-10.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.062412	17.776110	26.41%	0
2012	12.800590	14.062412	9.86%	0
2011	13.268333	12.800590	-3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	9.676940	11.453192	18.36%	0
2012	8.711845	9.676940	11.08%	0
2011	8.990500	8.711845	-3.10%	0
131

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	9.828732	9.192699	-6.47%	0
2012	9.754812	9.828732	0.76%	0
2011	9.610001	9.754812	1.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.112740	12.489077	23.50%	0
2012	8.629108	10.112740	17.19%	0
2011	9.910740	8.629108	-12.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.044481	11.253950	24.43%	0
2012	8.025562	9.044481	12.70%	0
2011	8.770488	8.025562	-8.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.068255	10.299359	27.65%	0
2012	7.180065	8.068255	12.37%	0
2011	7.649649	7.180065	-6.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	11.869984	12.201126	2.79%	0
2012	10.794438	11.869984	9.96%	0
2011	10.829621	10.794438	-0.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	9.156194	11.893116	29.89%	0
2012	8.071835	9.156194	13.43%	0
2011	8.627495	8.071835	-6.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	7.760083	10.693103	37.80%	0
2012	6.919276	7.760083	12.15%	0
2011	8.158038	6.919276	-15.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	8.921018	11.866219	33.01%	0
2012	8.343822	8.921018	6.92%	0
2011	8.984225	8.343822	-7.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.560112	10.640160	24.30%	0
2012	7.677428	8.560112	11.50%	0
2011	8.541617	7.677428	-10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	9.570922	10.534914	10.07%	0
2012	8.977648	9.570922	6.61%	0
2011	9.478391	8.977648	-5.28%	0
132

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.188343	10.695021	16.40%	0
2012	8.422942	9.188343	9.09%	0
2011	9.086483	8.422942	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	9.951188	10.024390	0.74%	0
2012	9.643712	9.951188	3.19%	0
2011	9.904770	9.643712	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.627067	6.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.763061	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.389273	10.618701	13.09%	0
2012	8.704643	9.389273	7.87%	0
2011	9.283113	8.704643	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	8.927182	10.650837	19.31%	0
2012	8.116181	8.927182	9.99%	0
2011	8.868008	8.116181	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	9.744485	10.406110	6.79%	0
2012	9.224954	9.744485	5.63%	0
2011	9.634496	9.224954	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	10.860014	10.203628	-6.04%	0
2012	10.525996	10.860014	3.17%	0
2011	10.319517	10.525996	2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	11.736195	11.035843	-5.97%	0
2012	11.413984	11.736195	2.82%	0
2011	11.210258	11.413984	1.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	13.086309	12.616644	-3.59%	0
2012	11.652971	13.086309	12.30%	0
2011	15.681667	11.652971	-25.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	10.581638	9.746318	-7.89%	0
2012	10.696697	10.581638	-1.08%	0
2011	10.387425	10.696697	2.98%	0
133

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	6.905655	7.793853	12.86%	0
2012	6.243363	6.905655	10.61%	0
2011	7.225698	6.243363	-13.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.396144	8.592329	16.17%	0
2012	6.517932	7.396144	13.47%	0
2011	7.790246	6.517932	-16.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.966282	12.174840	22.16%	0
2012	8.957876	9.966282	11.26%	0
2011	9.712286	8.957876	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.144989	13.224443	8.89%	0
2012	11.566593	12.144989	5.00%	0
2011	11.941778	11.566593	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.090372	15.016820	14.72%	0
2012	12.148848	13.090372	7.75%	0
2011	12.773538	12.148848	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	9.833507	9.896292	0.64%	0
2012	9.740165	9.833507	0.96%	0
2011	9.856082	9.740165	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.464834	4.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.551691	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.124182	11.335405	11.96%	0
2012	9.517948	10.124182	6.37%	0
2011	9.917673	9.517948	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	10.133068	11.904781	17.48%	0
2012	9.279370	10.133068	9.20%	0
2011	9.875258	9.279370	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.121433	10.736391	6.08%	0
2012	9.759536	10.121433	3.71%	0
2011	9.959787	9.759536	-2.01%	0
134

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.065886	18.403412	30.84%	0
2012	12.373742	14.065886	13.68%	0
2011	13.218044	12.373742	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	12.086388	15.437889	27.73%	0
2012	10.718317	12.086388	12.76%	0
2011	11.455559	10.718317	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.299660	7.967677	-4.00%	0
2012	8.646443	8.299660	-4.01%	0
2011	9.005698	8.646443	-3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	10.925354	10.370357	-5.08%	0
2012	10.139584	10.925354	7.75%	0
2011	10.005788	10.139584	1.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.185656	9.514697	16.24%	0
2013	8.185656	9.514697	16.24%	0
2012	7.381798	8.185656	10.89%	0
2011	8.507686	7.381798	-13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	7.207825	8.376187	16.21%	0
2012	6.415168	7.207825	12.36%	0
2011	7.994470	6.415168	-19.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	8.815971	11.376186	29.04%	0
2012	7.907773	8.815971	11.48%	0
2011	8.511731	7.907773	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.323106	10.789241	29.63%	0
2012	7.373580	8.323106	12.88%	0
2011	8.178567	7.373580	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.096464	12.104258	33.07%	0
2012	8.265892	9.096464	10.05%	0
2011	9.010731	8.265892	-8.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	9.907187	12.904507	30.25%	0
2012	8.870933	9.907187	11.68%	0
2011	9.459446	8.870933	-6.22%	0
135

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	8.808479	12.173119	38.20%	0
2012	8.114017	8.808479	8.56%	0
2011	8.524880	8.114017	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	10.194475	13.704204	34.43%	0
2012	8.827693	10.194475	15.48%	0
2011	9.725216	8.827693	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	10.417258	14.056382	34.93%	0
2012	9.418222	10.417258	10.61%	0
2011	10.414312	9.418222	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	8.994143	11.293162	25.56%	0
2012	8.230126	8.994143	9.28%	0
2011	8.540056	8.230126	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	9.676515	9.540244	-1.41%	0
2012	8.721604	9.676515	10.95%	0
2011	8.558764	8.721604	1.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.484113	14.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.454863	9.086211	-3.90%	0
2012	9.514608	9.454863	-0.63%	0
2011	9.782966	9.514608	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.339103	23.39%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.495905	14.406826	15.29%	0
2012	10.887616	12.495905	14.77%	0
2011	12.950058	10.887616	-15.93%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	8.711994	8.415088	-3.41%	0
2012	8.676395	8.711994	0.41%	0
2011	9.010896	8.676395	-3.71%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	7.791316	10.908370	40.01%	0
2012	7.458764	7.791316	4.46%	0
2011	7.852211	7.458764	-5.01%	0
136

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	10.074517	13.308734	32.10%	0
2012	9.456985	10.074517	6.53%	0
2011	10.163342	9.456985	-6.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	11.211863	13.668863	21.91%	0
2012	9.656850	11.211863	16.10%	0
2011	10.996329	9.656850	-12.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.101146	9.661467	-4.35%	0
2012*	10.000000	10.101146	1.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	9.761410	12.317402	26.18%	0
2012	8.720574	9.761410	11.94%	0
2011	9.111845	8.720574	-4.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	10.963654	14.801290	35.00%	0
2012	9.706372	10.963654	12.95%	0
2011	10.356846	9.706372	-6.28%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.429913	10.023640	-3.90%	0
2012*	10.000000	10.429913	4.30%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.780858	10.566918	-10.30%	0
2012	11.662833	11.780858	1.01%	0
2011	11.204438	11.662833	4.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.685205	10.233969	-4.22%	0
2012	10.526363	10.685205	1.51%	0
2011	10.854336	10.526363	-3.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.323538	9.691871	-6.12%	0
2012	9.821738	10.323538	5.11%	0
2011*	10.000000	9.821738	-1.78%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	8.578459	11.173793	30.25%	0
2012	7.501185	8.578459	14.36%	0
2011	8.193486	7.501185	-8.45%	0
137

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	8.683644	10.676656	22.95%	0
2012	7.420051	8.683644	17.03%	0
2011	9.304694	7.420051	-20.25%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	10.260469	14.157534	37.98%	0
2012	9.357580	10.260469	9.65%	0
2011	11.864759	9.357580	-21.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	13.796650	19.935939	44.50%	0
2012	10.971485	13.796650	25.75%	0
2011	10.352428	10.971485	5.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	9.835857	9.387603	-4.56%	0
2012	9.384016	9.835857	4.82%	0
2011	9.272835	9.384016	1.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	14.407234	12.619640	-12.41%	0
2012	12.732769	14.407234	13.15%	0
2011	12.407669	12.732769	2.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.556824	10.140961	6.11%	0
2012*	10.000000	9.556824	-4.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.463223	10.019965	5.88%	0
2012*	10.000000	9.463223	-5.37%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	13.196918	19.033556	44.23%	0
2012	12.745064	13.196918	3.55%	0
2011	13.914797	12.745064	-8.41%	0
138

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
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Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
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Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the
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designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
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(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America's Horizon Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 90. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Janus Aspen Series
•	MFS® Variable Insurance Trust

•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
3

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	8%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [2]
Variable Account Annual Expenses (assessed as an annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.35%
Administrative Charge	0.20%
CDSC Options (eligible applicants may elect one)
Four Year CDSC Option Charge ("L Schedule Option") (no longer available)	0.20% [3]
Total Variable Account Charges (including this option only)	1.75%
No CDSC Option Charge ("C Schedule Option") (no longer available)	0.25% [4]
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (eligible applicants may elect one)
One-Month Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.75%
Combination Enhanced Death Benefit Option Charge (available until state approval is received for the One-Month Enhanced Death Benefit Option)	0.30%
Total Variable Account Charges (including this option only)	1.85%
Combination Enhanced Death Benefit Option II Charge	0.45%
Total Variable Account Charges (including this option only)	2.00%
Beneficiary Protector II Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.90%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option Charge	0.10% [5]
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.10% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

4% Extra Value Option Charge	0.25% [6]
Total Variable Account Charges (including this option only)	1.80%
8

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.25% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (non-New York)	0.45% [7]
Total Variable Account Charges (including this option only)	2.00%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options/Target Term Options for the first eight Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

5% Extra Value Option Charge (New York)	0.55% [8]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.55% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Lifetime Income Option Charge	1.00% [9]
Total Variable Account Charges (including this option only)	2.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option Charge	0.50%
Total Variable Account Charges (including this option only)	2.05%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options/Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[10]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider Charge (only available in NY)	1.00% [11]
7% Nationwide Lifetime Income Rider Charge (not available in NY)	1.00% [12]
10% Nationwide Lifetime Income Rider Charge	1.20% [13]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider Charge (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider Charge (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [14]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.35%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option Charge	0.20%
Combination Enhanced Death Benefit Option II Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
5% Extra Value Option Charge (Non-New York)	0.45%
10% Nationwide Lifetime Income Rider Charge	1.20% [15]
Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [15]
Maximum Possible Total Variable Account Charges	4.50% [16]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Range of L Schedule Option CDSC over time:

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Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[4]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[5]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option eight years from the date the contract was issued.
[6]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option eight years from the date the contract was issued.
[7]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option eight years from the date the contract was issued.
[8]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) seven years from the date the contract was issued.
[9]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[11]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[12]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[15]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[16]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.42%	2.25%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
10

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.50%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying MutualFund Operating Expenses (2.25%)	$1,409	$2,582	$3,699	$6,457	*	$2,082	$3,399	$6,457	$709	$2,082	$3,399	$6,457
Minimum Total Underlying Mutual Fund Operating Expenses (0.42%)	$1,217	$2,047	$2,874	$5,128	*	$1,547	$2,574	$5,128	$517	$1,547	$2,574	$5,128
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
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Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.10% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.25% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first eight Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first eight Contract Years. This option is not available for contracts issued in the State of New York.
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•	The 5% Extra Value Option (New York) applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option isassessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets. Allocations to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.55% for the first seven Contract Years. This option is only available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (non-New York) will be assessed for eight years from the date the contract was issued.
•	The charge for the 5% Extra Value Option (New York) will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a GTO charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a GTO charge equal to 0.55% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.10% for the first eight Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.25% for the first eight Contract Years.
•	The 5% Extra Value Option (non-New York) has a Fixed Account charge equal to 0.45% for the first eight Contract Years.
•	The 5% Extra Value Option (New York) has a Fixed Account charge equal to 0.55% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, transfer rights, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
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Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven or eight years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
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Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.25% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven or eight Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission. Consult your individual registered representative for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.10% of the Daily Net Assets for the first eight Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.10%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.25% of the Daily Net Assets for the first eight Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.25%.
5% Extra Value Option (non-New York)
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of eight Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
5% Extra Value Option (New York)
Applicants can elect the 5% Extra Value Option (New York), in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is only available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General
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Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.55%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the the 5% Extra Value Option (New York) and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
For contracts issued on or after May 1, 2010, Nationwide will not recapture credits except as provided in the Recapture Resulting from Execising Free-Look Privilege section.
For contracts issued before May 1, 2010, Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the total Contract Value after a market decline.
Nationwide will not recapture credits under the Extra Value Option under any of the following circumstances:
•	If the withdrawal is not subject to a CDSC or would not be subject to a CDSC under the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after the end of seven Contract Years.
Recapture Resulting from Execising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the free look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are withdrawn pursuant to the free look right, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Execising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a full withdrawal of contract before the end of the seventh Contract Year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
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Vesting and Recapture Schedule for the 5% Extra Value Option
and the 5% Extra Value Option (New York)
Contract Year	Credit Percentage Vested		Credit Percentage Subject to Recapture
1	0%		5%	(or all of the credit)
2	0.25%		4.75%	(or 95% of the credit)
3	1%		4%	(or 80% of the credit)
4	1%		4%	(or 80% of the credit)
5	1%		4%	(or 80% of the credit)
6	1%		4%	(or 80% of the credit)
7	1%		4%	(or 80% of the credit)
8 and thereafter	5%	(fully vested)	0%
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Surrender
For contracts issued on or after May 1, 2010, Nationwide will not recapture amounts credited to the contract, except as provided in the Recapture Resulting from Execising Free-Look Privilege section.
For contracts issued before May 1, 2010, with the 3% Extra Value Option or the 4% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year 2, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 15% of purchase payments free of CDSC. Thus, he can take ($100,000 x 15%) = $15,000 without incurring a CDSC. That leaves $5,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts issued before May 1, 2010, with the 5% Extra Value Option or the 5% Extra Value Option (New York), if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
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(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
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Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-
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Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
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Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
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The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
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•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
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At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
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Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively
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from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
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This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider
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may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
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(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
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meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will
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not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
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(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed
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by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
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If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first eight Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.55%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.55% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
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For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
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If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.55% to 4.00% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
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Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
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Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
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Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
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Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
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Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
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With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (One-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
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A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.55% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary
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stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs' motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have
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sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. We have until April 14, 2014 to file a response, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103095
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
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Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
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Janus Aspen Series - Balanced Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
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Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
96

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
97

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
98

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.55%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 4.00%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.968235	22.484138	32.51%	29,475
2012	14.700898	16.968235	15.42%	39,166
2011	14.077320	14.700898	4.43%	52,930
2010	12.676384	14.077320	11.05%	61,830
2009	10.698858	12.676384	18.48%	51,285
2008	18.324774	10.698858	-41.62%	62,511
2007	17.752066	18.324774	3.23%	88,982
2006	15.412996	17.752066	15.18%	118,474
2005	14.967070	15.412996	2.98%	136,757
2004	13.668790	14.967070	9.50%	148,103
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.736041	32.163015	35.50%	181,412
2012	20.351798	23.736041	16.63%	171,655
2011	22.622118	20.351798	-10.04%	206,456
2010	18.151577	22.622118	24.63%	215,971
2009	12.924190	18.151577	40.45%	145,513
2008	20.431924	12.924190	-36.75%	140,916
2007	20.443104	20.431924	-0.05%	50,629
2006	18.181920	20.443104	12.44%	77,326
2005	17.318860	18.181920	4.98%	73,471
2004	14.773508	17.318860	17.23%	73,844
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.773974	13.311629	-9.90%	1,374,724
2012	13.974967	14.773974	5.72%	1,544,168
2011	12.702456	13.974967	10.02%	1,600,573
2010	12.274076	12.702456	3.49%	1,571,238
2009	11.311836	12.274076	8.51%	1,305,606
2008	11.675414	11.311836	-3.11%	1,047,060
2007	10.831848	11.675414	7.79%	768,959
2006	10.830006	10.831848	0.02%	698,313
2005	10.830792	10.830006	-0.01%	734,378
2004	10.397160	10.830792	4.17%	461,741
99

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	16.476523	21.977073	33.38%	32,131
2012	14.622493	16.476523	12.68%	36,621
2011	14.439706	14.622493	1.27%	52,828
2010	12.881446	14.439706	12.10%	54,621
2009	11.109645	12.881446	15.95%	46,870
2008	17.289181	11.109645	-35.74%	54,206
2007	17.639354	17.289181	-1.99%	75,096
2006	15.337483	17.639354	15.01%	98,177
2005	14.904956	15.337483	2.90%	120,418
2004	13.448505	14.904956	10.83%	145,537
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.810296	20.219387	27.89%	371,597
2012	13.817561	15.810296	14.42%	437,186
2011	14.153980	13.817561	-2.38%	487,832
2010	12.083621	14.153980	17.13%	490,111
2009	9.455818	12.083621	27.79%	443,676
2008	12.723210	9.455818	-25.68%	354,992
2007	13.245918	12.723210	-3.95%	287,705
2006	11.190493	13.245918	18.37%	147,453
2005*	10.000000	11.190493	11.90%	66,054
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.752825	32.905931	38.53%	261,950
2012	20.846103	23.752825	13.94%	261,885
2011	21.055151	20.846103	-0.99%	318,473
2010	16.996631	21.055151	23.88%	320,250
2009	13.808480	16.996631	23.09%	201,629
2008	20.302551	13.808480	-31.99%	148,752
2007	20.759940	20.302551	-2.20%	195,648
2006	18.429940	20.759940	12.64%	154,732
2005	17.456555	18.429940	5.58%	139,528
2004	14.547569	17.456555	20.00%	106,947
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.089697	22.159301	29.66%	555,476
2012	15.033087	17.089697	13.68%	608,660
2011	15.025800	15.033087	0.05%	669,330
2010	13.325154	15.025800	12.76%	708,428
2009	10.738206	13.325154	24.09%	643,811
2008	17.402119	10.738206	-38.29%	618,026
2007	16.837179	17.402119	3.36%	604,664
2006	14.844276	16.837179	13.43%	606,033
2005	14.437205	14.844276	2.82%	492,542
2004	13.288774	14.437205	8.64%	366,732
100

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.636844	20.979484	18.95%	319,701
2012	16.266161	17.636844	8.43%	380,775
2011	15.193860	16.266161	7.06%	380,244
2010	13.414718	15.193860	13.26%	306,425
2009	11.147858	13.414718	20.33%	227,730
2008	16.112569	11.147858	-30.81%	150,566
2007	15.318047	16.112569	5.19%	148,094
2006	13.388549	15.318047	14.41%	157,635
2005	13.060934	13.388549	2.51%	169,686
2004	12.659360	13.060934	3.17%	141,209
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.626244	19.883805	45.92%	6,960
2012	11.511420	13.626244	18.37%	17,996
2011	13.605022	11.511420	-15.39%	43,250
2010	10.563674	13.605022	28.79%	12,664
2009	8.531866	10.563674	23.81%	12,058
2008	13.926800	8.531866	-38.74%	13,296
2007	15.946000	13.926800	-12.66%	18,337
2006	15.645527	15.946000	1.92%	47,030
2005	15.054647	15.645527	3.92%	66,164
2004	13.770609	15.054647	9.32%	60,831
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.561831	16.646284	14.31%	12,250
2012	13.443664	14.561831	8.32%	13,804
2011	14.450971	13.443664	-6.97%	17,891
2010	12.988780	14.450971	11.26%	22,133
2009	11.648071	12.988780	11.51%	15,010
2008	16.822451	11.648071	-30.76%	8,890
2007	15.586008	16.822451	7.93%	10,805
2006	13.672848	15.586008	13.99%	10,203
2005	13.655998	13.672848	0.12%	13,855
2004	12.950240	13.655998	5.45%	11,429
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.619051	13.508571	-0.81%	356,845
2012	12.639973	13.619051	7.75%	401,860
2011	12.587881	12.639973	0.41%	390,276
2010	11.808077	12.587881	6.60%	424,840
2009	9.981989	11.808077	18.29%	403,400
2008	10.967524	9.981989	-8.99%	453,565
2007	10.596449	10.967524	3.50%	441,957
2006	10.356857	10.596449	2.31%	391,065
2005	10.416653	10.356857	-0.57%	339,689
2004	10.240682	10.416653	1.72%	268,734
101

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.198648	14.708835	11.44%	598,696
2012	12.015199	13.198648	9.85%	653,903
2011	12.256335	12.015199	-1.97%	579,493
2010	11.061456	12.256335	10.80%	470,720
2009	9.064247	11.061456	22.03%	370,405
2008	12.303731	9.064247	-26.33%	252,625
2007	11.527587	12.303731	6.73%	165,955
2006	10.684933	11.527587	7.89%	69,182
2005*	10.000000	10.684933	6.85%	10,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.347093	15.194722	13.84%	1,678,713
2012	11.990478	13.347093	11.31%	1,629,688
2011	12.331976	11.990478	-2.77%	1,549,965
2010	10.956123	12.331976	12.56%	1,563,431
2009	8.657156	10.956123	26.56%	1,079,572
2008	13.085837	8.657156	-33.84%	699,807
2007	12.088109	13.085837	8.25%	343,700
2006	10.991345	12.088109	9.98%	168,693
2005*	10.000000	10.991345	9.91%	89,222
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.247006	15.833792	19.53%	205,673
2012	11.682452	13.247006	13.39%	185,261
2011	12.211508	11.682452	-4.33%	182,774
2010	10.702903	12.211508	14.10%	186,854
2009	8.287473	10.702903	29.15%	189,264
2008	13.615422	8.287473	-39.13%	204,800
2007	12.451308	13.615422	9.35%	114,170
2006	11.199314	12.451308	11.18%	47,904
2005*	10.000000	11.199314	11.99%	14,952
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.209679	19.811770	22.22%	498,248
2012	15.721196	16.209679	3.11%	511,119
2011	16.844048	15.721196	-6.67%	575,247
2010	14.358399	16.844048	17.31%	564,074
2009	9.882871	14.358399	45.29%	672,096
2008	22.017380	9.882871	-55.11%	643,866
2007	15.356683	22.017380	43.37%	634,358
2006	13.375380	15.356683	14.81%	431,372
2005*	10.000000	13.375380	33.75%	143,898
102

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.074776	21.488075	25.85%	891,906
2012	14.817127	17.074776	15.24%	953,456
2011	14.952013	14.817127	-0.90%	969,687
2010	13.215817	14.952013	13.14%	1,010,044
2009	10.335319	13.215817	27.87%	927,409
2008	18.357799	10.335319	-43.70%	810,746
2007	18.414103	18.357799	-0.31%	847,967
2006	15.595190	18.414103	18.08%	803,734
2005	15.004214	15.595190	3.94%	685,232
2004	13.701281	15.004214	9.51%	536,807
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.870846	22.588955	33.89%	380,261
2012	14.979593	16.870846	12.63%	406,581
2011	15.219885	14.979593	-1.58%	546,779
2010	12.481090	15.219885	21.94%	438,098
2009	9.907071	12.481090	25.98%	377,810
2008	19.098667	9.907071	-48.13%	305,855
2007	15.317352	19.098667	24.69%	454,630
2006	14.598405	15.317352	4.92%	253,710
2005	14.054233	14.598405	3.87%	255,762
2004	13.843267	14.054233	1.52%	299,433
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.953200	13.452867	-3.59%	2,471,018
2012	13.421311	13.953200	3.96%	2,469,672
2011	12.736022	13.421311	5.38%	2,511,593
2010	12.028607	12.736022	5.88%	2,907,876
2009	10.581133	12.028607	13.68%	3,399,103
2008	11.133097	10.581133	-4.96%	2,953,846
2007	10.865552	11.133097	2.46%	3,119,092
2006	10.597769	10.865552	2.53%	1,264,707
2005	10.563999	10.597769	0.32%	591,754
2004	10.298811	10.563999	2.57%	368,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.317025	35.202866	33.76%	758,815
2012	23.334246	26.317025	12.78%	863,783
2011	26.586313	23.334246	-12.23%	923,515
2010	21.003506	26.586313	26.58%	975,305
2009	15.265689	21.003506	37.59%	936,027
2008	25.675775	15.265689	-40.54%	874,646
2007	22.613645	25.675775	13.54%	928,095
2006	20.434234	22.613645	10.67%	709,017
2005	17.586538	20.434234	16.19%	586,811
2004	14.330025	17.586538	22.73%	362,071
103

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.930646	24.259602	28.15%	9,158
2012	15.974082	18.930646	18.51%	10,736
2011	19.628877	15.974082	-18.62%	14,747
2010	17.670650	19.628877	11.08%	11,501
2009	14.220278	17.670650	24.26%	9,315
2008	25.775483	14.220278	-44.83%	13,481
2007	22.368891	25.775483	15.23%	16,430
2006	19.291470	22.368891	15.95%	20,008
2005	16.495894	19.291470	16.95%	22,417
2004	14.786862	16.495894	11.56%	41,774
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.645906	16.204057	28.14%	459,985
2012	10.664533	12.645906	18.58%	477,411
2011	13.112401	10.664533	-18.67%	509,254
2010	11.804647	13.112401	11.08%	583,440
2009	9.501199	11.804647	24.24%	635,016
2008	17.217332	9.501199	-44.82%	415,436
2007	14.940911	17.217332	15.24%	527,862
2006	12.880975	14.940911	15.99%	285,501
2005	11.018158	12.880975	16.91%	199,025
2004*	10.000000	11.018158	10.18%	108,951
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	23.038865	29.528270	28.17%	60,711
2012	18.417692	23.038865	25.09%	65,732
2011	20.565803	18.417692	-10.45%	72,547
2010	16.534477	20.565803	24.38%	96,241
2009	10.686945	16.534477	54.72%	97,546
2008	22.284385	10.686945	-52.04%	114,742
2007	21.468976	22.284385	3.80%	139,798
2006	18.796976	21.468976	14.22%	153,087
2005	18.639733	18.796976	0.84%	157,412
2004	16.631467	18.639733	12.08%	146,591
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	18.339944	23.416383	27.68%	547,727
2012	16.639034	18.339944	10.22%	545,943
2011	15.943958	16.639034	4.36%	541,695
2010	13.423611	15.943958	18.78%	558,201
2009	11.619602	13.423611	15.53%	624,212
2008	16.190329	11.619602	-28.23%	690,606
2007	16.900889	16.190329	-4.20%	773,498
2006	14.656581	16.900889	15.31%	766,854
2005	14.393506	14.656581	1.83%	773,355
2004	13.171406	14.393506	9.28%	482,274
104

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.298298	32.590722	34.13%	485,140
2012	20.848172	24.298298	16.55%	572,616
2011	22.003150	20.848172	-5.25%	677,386
2010	17.430098	22.003150	26.24%	655,199
2009	13.707856	17.430098	27.15%	870,974
2008	20.787438	13.707856	-34.06%	364,016
2007	21.631374	20.787438	-3.90%	315,057
2006	18.781634	21.631374	15.17%	334,030
2005	17.538843	18.781634	7.09%	288,403
2004	14.396268	17.538843	21.83%	155,990
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	20.482248	24.796913	21.07%	14,675
2012	17.597006	20.482248	16.40%	15,535
2011	20.000636	17.597006	-12.02%	20,340
2010	18.739899	20.000636	6.73%	21,562
2009	13.889792	18.739899	34.92%	21,152
2008	23.663871	13.889792	-41.30%	25,270
2007	20.820180	23.663871	13.66%	36,717
2006	17.412784	20.820180	19.57%	39,829
2005	16.053650	17.412784	8.47%	41,985
2004	13.757275	16.053650	16.69%	45,105
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.629256	13.252711	37.63%	73,772
2012*	10.000000	9.629256	-3.71%	82,767
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.723675	13.077072	34.49%	183,099
2012*	10.000000	9.723675	-2.76%	194,082
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.620463	21.962131	17.95%	28,421
2012	16.682956	18.620463	11.61%	43,936
2011	16.718524	16.682956	-0.21%	52,520
2010	15.706334	16.718524	6.44%	55,094
2009	12.703647	15.706334	23.64%	42,364
2008	15.372591	12.703647	-17.36%	44,047
2007	14.159291	15.372591	8.57%	49,497
2006	13.025049	14.159291	8.71%	57,187
2005	12.288153	13.025049	6.00%	60,726
2004	11.525739	12.288153	6.61%	63,637
105

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.387456	27.559455	28.86%	391,210
2012	17.540103	21.387456	21.93%	449,855
2011	19.144682	17.540103	-8.38%	463,680
2010	18.262625	19.144682	4.83%	577,239
2009	12.704206	18.262625	43.75%	504,944
2008	23.172237	12.704206	-45.17%	311,796
2007	17.227590	23.172237	34.51%	155,888
2006	16.036194	17.227590	7.43%	49,757
2005	14.470859	16.036194	10.82%	50,293
2004	12.459834	14.470859	16.14%	41,005
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.943153	13.253541	33.29%	59,472
2012*	10.000000	9.943153	-0.57%	62,631
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.105492	33.871823	12.51%	179,302
2012	27.019283	30.105492	11.42%	226,402
2011	40.560931	27.019283	-33.39%	6,514
2010	32.954500	40.560931	23.08%	5,714
2009	18.692597	32.954500	76.30%	5,448
2008	39.747268	18.692597	-52.97%	6,462
2007	31.539310	39.747268	26.02%	7,479
2006	21.847110	31.539310	44.36%	9,836
2005	16.818162	21.847110	29.90%	11,451
2004	14.393258	16.818162	16.85%	12,818
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	17.080311	21.869467	28.04%	53,173
2012	14.869196	17.080311	14.87%	61,601
2011	15.047130	14.869196	-1.18%	62,824
2010	13.627874	15.047130	10.41%	69,380
2009	9.951723	13.627874	36.94%	76,446
2008	16.040411	9.951723	-37.96%	92,097
2007	14.676279	16.040411	9.29%	116,390
2006	13.891974	14.676279	5.65%	134,670
2005	13.537857	13.891974	2.62%	146,476
2004	12.617314	13.537857	7.30%	106,675
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.069969	25.457464	33.50%	1,302,751
2012	16.715993	19.069969	14.08%	1,370,276
2011	17.058201	16.715993	-2.01%	1,482,808
2010	15.579184	17.058201	9.49%	1,630,493
2009	12.923075	15.579184	20.55%	1,738,919
2008	19.517313	12.923075	-33.79%	486,511
2007	18.426967	19.517313	5.92%	409,007
2006	15.531401	18.426967	18.64%	389,943
2005	14.817018	15.531401	4.82%	142,694
2004	13.107080	14.817018	13.05%	53,352
106

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.423673	19.994028	29.63%	1,053,588
2012	13.689520	15.423673	12.67%	1,140,829
2011	13.837289	13.689520	-1.07%	1,234,543
2010	12.421404	13.837289	11.40%	1,354,840
2009*	10.000000	12.421404	24.21%	58,850
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.849769	19.870052	5.41%	72,184
2012	16.714207	18.849769	12.78%	87,978
2011	16.352449	16.714207	2.21%	99,001
2010	14.678887	16.352449	11.40%	76,725
2009	10.212317	14.678887	43.74%	79,318
2008	14.405124	10.212317	-29.11%	112,240
2007	14.188404	14.405124	1.53%	135,943
2006	13.029576	14.188404	8.89%	184,240
2005	12.926446	13.029576	0.80%	230,288
2004	11.925811	12.926446	8.39%	304,236
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.361137	23.125702	33.20%	689,057
2012	14.923373	17.361137	16.34%	716,026
2011	15.554410	14.923373	-4.06%	790,463
2010	13.685339	15.554410	13.66%	815,813
2009	10.837264	13.685339	26.28%	653,264
2008	17.534316	10.837264	-38.19%	733,340
2007	18.288651	17.534316	-4.12%	1,471,260
2006	16.074599	18.288651	13.77%	683,556
2005	15.706338	16.074599	2.34%	211,670
2004	13.625586	15.706338	15.27%	129,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.035019	13.688335	36.41%	1,371,458
2012	9.151616	10.035019	9.65%	1,416,345
2011	9.609219	9.151616	-4.76%	1,593,715
2010	7.899216	9.609219	21.65%	1,686,431
2009	6.112260	7.899216	29.24%	2,678,927
2008*	10.000000	6.112260	-38.88%	3,155,960
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.214926	11.769615	-3.65%	841,494
2012	11.543894	12.214926	5.81%	844,081
2011	11.036643	11.543894	4.60%	834,681
2010	10.498770	11.036643	5.12%	878,651
2009	9.820358	10.498770	6.91%	1,221,833
2008*	10.000000	9.820358	-1.80%	11,959
107

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	32.938255	32.566798	-1.13%	4,742
2012	28.598918	32.938255	15.17%	5,355
2011	37.529025	28.598918	-23.80%	6,766
2010	32.886343	37.529025	14.12%	5,269
2009	20.482111	32.886343	60.56%	5,508
2008	49.453885	20.482111	-58.58%	6,890
2007	34.600030	49.453885	42.93%	11,806
2006	25.780818	34.600030	34.21%	15,292
2005	19.787836	25.780818	30.29%	20,267
2004	16.688663	19.787836	18.57%	36,798
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.224664	12.491657	-5.54%	2,131,646
2012	13.034945	13.224664	1.46%	2,201,379
2011	12.344017	13.034945	5.60%	2,148,193
2010	11.966145	12.344017	3.16%	2,423,011
2009	11.836328	11.966145	1.10%	3,247,092
2008	11.161070	11.836328	6.05%	3,690,400
2007	10.580339	11.161070	5.49%	2,821,860
2006	10.398996	10.580339	1.74%	1,215,118
2005	10.228457	10.398996	1.67%	628,226
2004	10.061282	10.228457	1.66%	444,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.767974	8.990730	15.74%	276,730
2012	6.847862	7.767974	13.44%	302,055
2011	7.728306	6.847862	-11.39%	324,461
2010	6.946617	7.728306	11.25%	291,568
2009	5.450702	6.946617	27.44%	291,432
2008*	10.000000	5.450702	-45.49%	26,522
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.644716	23.357307	25.28%	515,436
2012	16.340296	18.644716	14.10%	661,818
2011	17.276245	16.340296	-5.42%	650,832
2010	15.308593	17.276245	12.85%	622,577
2009	12.223996	15.308593	25.23%	618,648
2008	19.660277	12.223996	-37.82%	648,459
2007	18.848451	19.660277	4.31%	673,670
2006	16.381141	18.848451	15.06%	574,295
2005	15.415605	16.381141	6.26%	443,383
2004	13.732149	15.415605	12.26%	280,129
108

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.266851	13.692305	3.21%	2,516,057
2012	12.813081	13.266851	3.54%	2,756,596
2011	12.643772	12.813081	1.34%	2,897,438
2010	12.128135	12.643772	4.25%	2,785,375
2009	11.293147	12.128135	7.39%	2,721,738
2008	12.206118	11.293147	-7.48%	1,726,245
2007	11.766188	12.206118	3.74%	1,404,863
2006	11.257041	11.766188	4.52%	1,178,987
2005	11.067784	11.257041	1.71%	1,108,636
2004	10.742263	11.067784	3.03%	1,023,994
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.210068	18.612407	14.82%	10,571,323
2012	14.859284	16.210068	9.09%	10,548,334
2011	15.098842	14.859284	-1.59%	10,752,055
2010	13.827378	15.098842	9.20%	10,936,273
2009	11.789156	13.827378	17.29%	9,433,922
2008	15.591477	11.789156	-24.39%	7,455,235
2007	14.989934	15.591477	4.01%	6,960,070
2006	13.672978	14.989934	9.63%	5,587,819
2005	13.183096	13.672978	3.72%	3,463,720
2004	12.224868	13.183096	7.84%	2,058,089
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.755746	21.392336	20.48%	6,858,546
2012	15.854346	17.755746	11.99%	6,827,653
2011	16.453346	15.854346	-3.64%	6,976,939
2010	14.811308	16.453346	11.09%	7,422,610
2009	12.094384	14.811308	22.46%	7,614,116
2008	17.905925	12.094384	-32.46%	7,152,012
2007	17.135465	17.905925	4.50%	5,928,886
2006	15.195027	17.135465	12.77%	3,947,551
2005	14.414176	15.195027	5.42%	1,832,282
2004	13.061546	14.414176	10.36%	1,037,319
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.899704	16.208260	8.78%	3,337,423
2012	14.008562	14.899704	6.36%	3,328,408
2011	13.941083	14.008562	0.48%	3,284,086
2010	13.049164	13.941083	6.84%	3,470,362
2009	11.569866	13.049164	12.79%	3,097,310
2008	13.833173	11.569866	-16.36%	2,275,924
2007	13.274345	13.833173	4.21%	2,278,481
2006	12.435360	13.274345	6.75%	2,076,407
2005	12.088323	12.435360	2.87%	1,738,059
2004	11.458318	12.088323	5.50%	1,260,027
109

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.427304	20.699441	34.17%	1,957,750
2012	13.232976	15.427304	16.58%	2,156,249
2011	13.784817	13.232976	-4.00%	2,326,501
2010	12.902816	13.784817	6.84%	2,586,813
2009*	10.000000	12.902816	29.03%	29,494
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.954075	31.376655	30.99%	259,248
2012	20.712894	23.954075	15.65%	273,425
2011	21.587606	20.712894	-4.05%	292,841
2010	17.374715	21.587606	24.25%	279,801
2009	12.904966	17.374715	34.64%	333,251
2008	20.631395	12.904966	-37.45%	229,884
2007	19.485008	20.631395	5.88%	235,244
2006	18.009893	19.485008	8.19%	196,891
2005	16.318252	18.009893	10.37%	238,967
2004	14.321973	16.318252	13.94%	163,853
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.968910	9.814396	-1.55%	5,575,231
2012	10.126292	9.968910	-1.55%	5,866,506
2011	10.285273	10.126292	-1.55%	4,988,175
2010	10.447183	10.285273	-1.55%	3,860,154
2009	10.607212	10.447183	-1.51%	3,717,743
2008	10.557396	10.607212	0.47%	4,618,298
2007	10.234040	10.557396	3.16%	2,739,470
2006	9.944219	10.234040	2.91%	1,873,233
2005	9.837869	9.944219	1.08%	1,344,905
2004	9.912328	9.837869	-0.75%	534,205
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.266530	14.860889	-2.66%	779,054
2012	13.815131	15.266530	10.51%	824,017
2011	13.294533	13.815131	3.92%	790,300
2010	12.210949	13.294533	8.87%	813,167
2009	9.971975	12.210949	22.45%	537,641
2008	12.246596	9.971975	-18.57%	336,727
2007	11.890527	12.246596	2.99%	311,332
2006	11.519862	11.890527	3.22%	233,375
2005	11.451083	11.519862	0.60%	225,800
2004	10.917987	11.451083	4.88%	107,016
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.207623	10.975582	19.20%	1,712,424
2012	8.096336	9.207623	13.73%	1,752,342
2011	9.099245	8.096336	-11.02%	1,902,841
2010	8.121240	9.099245	12.04%	2,013,986
2009	6.060724	8.121240	34.00%	2,741,760
2008*	10.000000	6.060724	-39.39%	2,731,987
110

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.474833	17.250240	19.17%	5,616
2012	12.561702	14.474833	15.23%	8,001
2011	15.264684	12.561702	-17.71%	11,128
2010	14.641768	15.264684	4.25%	12,218
2009	11.483641	14.641768	27.50%	18,078
2008	21.794871	11.483641	-47.31%	18,112
2007	21.556091	21.794871	1.11%	21,328
2006	17.887326	21.556091	20.51%	24,501
2005	16.252579	17.887326	10.06%	30,700
2004	13.757041	16.252579	18.14%	36,351
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.916584	13.122740	32.33%	1,225,999
2012	8.673194	9.916584	14.34%	1,269,085
2011	9.103739	8.673194	-4.73%	1,459,718
2010	8.015864	9.103739	13.57%	1,532,854
2009	6.294480	8.015864	27.35%	1,696,936
2008*	10.000000	6.294480	-37.06%	9,632
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.362511	12.446089	32.94%	475,805
2012	8.087528	9.362511	15.76%	529,722
2011	8.747553	8.087528	-7.55%	603,130
2010	7.880723	8.747553	11.00%	630,984
2009	6.282625	7.880723	25.44%	537,428
2008*	10.000000	6.282625	-37.17%	14,091
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.232209	13.962704	36.46%	1,087,671
2012	9.066008	10.232209	12.86%	1,185,916
2011	9.637421	9.066008	-5.93%	1,335,409
2010	7.740305	9.637421	24.51%	1,447,971
2009	6.204977	7.740305	24.74%	1,869,601
2008*	10.000000	6.204977	-37.95%	1,018,002
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.144104	14.885793	33.58%	933,389
2012	9.729590	11.144104	14.54%	951,741
2011	10.117338	9.729590	-3.83%	1,064,813
2010	8.590080	10.117338	17.78%	1,188,777
2009	6.687632	8.590080	28.45%	1,557,059
2008*	10.000000	6.687632	-33.12%	1,997,406
111

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.668920	22.206047	41.72%	96,989
2012	14.073543	15.668920	11.34%	135,785
2011	14.418846	14.073543	-2.39%	138,443
2010	11.706741	14.418846	23.17%	142,706
2009	9.349301	11.706741	25.22%	137,452
2008	17.763114	9.349301	-47.37%	130,573
2007	16.478755	17.763114	7.79%	271,132
2006	16.252330	16.478755	1.39%	92,419
2005	15.322194	16.252330	6.07%	77,051
2004	13.752422	15.322194	11.41%	54,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.268839	32.077198	37.85%	110,128
2012	19.646755	23.268839	18.44%	111,947
2011	21.106459	19.646755	-6.92%	124,053
2010	16.950847	21.106459	24.52%	141,085
2009	13.680046	16.950847	23.91%	221,745
2008	20.525640	13.680046	-33.35%	143,934
2007	22.475409	20.525640	-8.68%	149,758
2006	19.495218	22.475409	15.29%	254,232
2005	19.265423	19.495218	1.19%	133,683
2004	16.725873	19.265423	15.18%	153,373
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.693382	30.017921	38.37%	172,218
2012	19.123780	21.693382	13.44%	225,464
2011	20.620935	19.123780	-7.26%	231,662
2010	16.759011	20.620935	23.04%	230,687
2009	12.663030	16.759011	32.35%	240,698
2008	20.865728	12.663030	-39.31%	394,663
2007	20.801965	20.865728	0.31%	368,729
2006	18.906663	20.801965	10.02%	294,929
2005	17.144967	18.906663	10.28%	271,574
2004	14.660913	17.144967	16.94%	151,927
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.528004	19.994403	28.76%	955,834
2012	13.854561	15.528004	12.08%	1,016,495
2011	14.019214	13.854561	-1.17%	1,110,370
2010	12.576728	14.019214	11.47%	1,207,805
2009	10.174487	12.576728	23.61%	1,788,857
2008	17.700324	10.174487	-42.52%	2,180,451
2007	16.665074	17.700324	6.21%	1,867,794
2006	14.926434	16.665074	11.65%	715,675
2005	14.163661	14.926434	5.39%	131,460
2004	13.134414	14.163661	7.84%	72,107
112

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.885630	11.006272	1.11%	749,424
2012	9.566744	10.885630	13.79%	932,355
2011	9.155055	9.566744	4.50%	1,011,482
2010	7.162981	9.155055	27.81%	1,054,778
2009	5.574716	7.162981	28.49%	936,093
2008*	10.000000	5.574716	-44.25%	30,722
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.634719	10.480927	-1.45%	593,479
2012	10.434896	10.634719	1.91%	574,244
2011	10.462925	10.434896	-0.27%	543,306
2010	10.376547	10.462925	0.83%	625,771
2009	9.840303	10.376547	5.45%	634,412
2008*	10.000000	9.840303	-1.60%	164,780
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.705877	16.204933	18.23%	1,398,146
2012	11.644056	13.705877	17.71%	1,462,847
2011	13.505359	11.644056	-13.78%	1,536,013
2010	12.899269	13.505359	4.70%	1,531,843
2009*	10.000000	12.899269	28.99%	2,019,670
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.569776	10.470129	-0.94%	1,342,640
2012	10.263924	10.569776	2.98%	1,226,836
2011	10.395049	10.263924	-1.26%	1,218,602
2010	10.028678	10.395049	3.65%	1,295,825
2009	8.988635	10.028678	11.57%	1,794,208
2008	10.546431	8.988635	-14.77%	2,503,709
2007	10.225466	10.546431	3.14%	2,476,345
2006	9.967204	10.225466	2.59%	970,023
2005	9.979655	9.967204	-0.12%	297,450
2004	10.058406	9.979655	-0.78%	210,631
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.721134	19.700209	43.58%	29,217
2012	12.807854	13.721134	7.13%	36,491
2011	13.148535	12.807854	-2.59%	60,330
2010	11.165673	13.148535	17.76%	43,580
2009	9.239180	11.165673	20.85%	41,336
2008	15.505443	9.239180	-40.41%	39,857
2007	15.670243	15.505443	-1.05%	45,900
2006	15.122090	15.670243	3.62%	47,712
2005	14.926968	15.122090	1.31%	44,935
2004	13.552337	14.926968	10.14%	28,737
113

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.574207	22.453312	35.47%	129,425
2012	15.170157	16.574207	9.26%	103,370
2011	15.898247	15.170157	-4.58%	122,267
2010	13.144222	15.898247	20.95%	115,995
2009	10.158653	13.144222	29.39%	119,169
2008	17.039924	10.158653	-40.38%	159,065
2007	16.085034	17.039924	5.94%	2,277,441
2006	14.368666	16.085034	11.95%	816,673
2005	13.657697	14.368666	5.21%	130,469
2004	12.246405	13.657697	11.52%	57,774
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	23.623841	29.535338	25.02%	39,730
2012	19.839975	23.623841	19.07%	47,059
2011	22.030330	19.839975	-9.94%	54,707
2010	19.339947	22.030330	13.91%	54,037
2009	14.096740	19.339947	37.19%	51,184
2008	23.997472	14.096740	-41.26%	57,382
2007	22.979914	23.997472	4.43%	67,538
2006	19.887489	22.979914	15.55%	76,338
2005	17.709664	19.887489	12.30%	87,308
2004	15.131768	17.709664	17.04%	101,839
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.147135	9.953183	-1.91%	167,509
2012*	10.000000	10.147135	1.47%	178,486
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.615011	21.500193	29.40%	1,198,606
2012	14.473280	16.615011	14.80%	1,295,417
2011	14.747056	14.473280	-1.86%	1,436,298
2010	12.932424	14.747056	14.03%	1,594,658
2009	10.263008	12.932424	26.01%	2,058,576
2008	16.985768	10.263008	-39.58%	2,208,410
2007	16.566871	16.985768	2.53%	2,017,300
2006	14.662948	16.566871	12.98%	1,023,364
2005	14.084571	14.662948	4.11%	397,519
2004	13.107555	14.084571	7.45%	285,723
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.275125	32.223189	38.44%	250,569
2012	20.092105	23.275125	15.84%	288,510
2011	20.905984	20.092105	-3.89%	307,689
2010	17.256239	20.905984	21.15%	316,561
2009	12.805087	17.256239	34.76%	290,114
2008	20.980438	12.805087	-38.97%	785,629
2007	21.613466	20.980438	-2.93%	608,257
2006	19.146339	21.613466	12.89%	303,516
2005	17.724915	19.146339	8.02%	130,730
2004	15.106504	17.724915	17.33%	79,986
114

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	14.067617	18.790864	33.58%	39,388
2012	11.994236	14.067617	17.29%	47,703
2011	12.775674	11.994236	-6.12%	43,305
2010	11.345457	12.775674	12.61%	45,145
2009	8.877511	11.345457	27.80%	42,924
2008	14.709772	8.877511	-39.65%	52,893
2007	15.903032	14.709772	-7.50%	57,294
2006	13.935435	15.903032	14.12%	75,573
2005	13.450952	13.935435	3.60%	77,707
2004	12.296362	13.450952	9.39%	76,059
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.455309	19.487062	26.09%	576
2012	12.877022	15.455309	20.02%	641
2011	15.745956	12.877022	-18.22%	713
2010	14.536275	15.745956	8.32%	1,190
2009	11.846845	14.536275	22.70%	1,897
2008	21.470094	11.846845	-44.82%	2,754
2007	20.126048	21.470094	6.68%	8,672
2006	16.005375	20.126048	25.75%	15,477
2005	14.489276	16.005375	10.46%	16,680
2004	12.666032	14.489276	14.39%	18,047
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.726397	20.837701	41.50%	13,317
2012	13.095532	14.726397	12.45%	25,670
2011	16.191350	13.095532	-19.12%	23,763
2010	13.614505	16.191350	18.93%	18,471
2009	8.437519	13.614505	61.36%	16,574
2008	13.611018	8.437519	-38.01%	13,372
2007	13.103151	13.611018	3.88%	18,361
2006	12.622775	13.103151	3.81%	28,010
2005	12.130370	12.622775	4.06%	31,181
2004	11.730953	12.130370	3.40%	22,956
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.754064	21.862749	48.18%	374,157
2012	11.440381	14.754064	28.96%	243,677
2011	10.526842	11.440381	8.68%	119,747
2010*	10.000000	10.526842	5.27%	23,014
115

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.471297	12.206768	-2.12%	206,222
2012	11.601585	12.471297	7.50%	231,020
2011	11.179657	11.601585	3.77%	251,881
2010	10.626812	11.179657	5.20%	268,288
2009	9.868405	10.626812	7.69%	277,269
2008	11.194198	9.868405	-11.84%	1,511,339
2007	10.807431	11.194198	3.58%	1,919,676
2006	10.599662	10.807431	1.96%	635,954
2005	10.358581	10.599662	2.33%	124,323
2004	10.109894	10.358581	2.46%	65,240
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	24.324544	21.850525	-10.17%	2,727
2012	20.961342	24.324544	16.04%	2,898
2011	19.919197	20.961342	5.23%	3,274
2010	18.436694	19.919197	8.04%	2,434
2009	14.392771	18.436694	28.10%	4,256
2008	17.195289	14.392771	-16.30%	5,675
2007	16.417647	17.195289	4.74%	7,066
2006	15.049526	16.417647	9.09%	14,910
2005	13.631514	15.049526	10.40%	16,792
2004	12.578333	13.631514	8.37%	23,708
116

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	9.209488	11.899812	29.21%	0
2012	8.182982	9.209488	12.54%	0
2011	8.035421	8.182982	1.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	11.441040	15.117439	32.13%	0
2012	10.060730	11.441040	13.72%	0
2011	11.468085	10.060730	-12.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.181058	9.823534	-12.14%	0
2012	10.846928	11.181058	3.08%	0
2011	10.110042	10.846928	7.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	9.085321	11.817094	30.07%	0
2012	8.269221	9.085321	9.87%	0
2011	8.373793	8.269221	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.032705	16.252717	24.71%	0
2012	11.681415	13.032705	11.57%	0
2011	12.270637	11.681415	-4.80%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	11.218958	15.155791	35.09%	0
2012	10.097869	11.218958	11.10%	0
2011	10.458936	10.097869	-3.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	9.795375	12.385290	26.44%	0
2012	8.836975	9.795375	10.85%	0
2011	9.057625	8.836975	-2.44%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	10.895925	12.638616	15.99%	0
2012	10.306157	10.895925	5.72%	0
2011	9.871811	10.306157	4.40%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	7.594983	10.807361	42.30%	0
2012	6.580355	7.594983	15.42%	0
2011	7.975465	6.580355	-17.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	8.763886	9.769189	11.47%	0
2012	8.297937	8.763886	5.62%	0
2011	9.146889	8.297937	-9.28%	0
117

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	10.718595	10.367034	-3.28%	0
2012	10.202555	10.718595	5.06%	0
2011	10.419093	10.202555	-2.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	10.880077	11.823323	8.67%	0
2012	10.157885	10.880077	7.11%	0
2011	10.625599	10.157885	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.002314	12.213774	11.01%	0
2012	10.136851	11.002314	8.54%	0
2011	10.691060	10.136851	-5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	10.919655	12.727339	16.55%	0
2012	9.876283	10.919655	10.56%	0
2011	10.586515	9.876283	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	13.361001	15.923836	19.18%	0
2012	13.289932	13.361001	0.53%	0
2011	14.602000	13.289932	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	9.369193	11.497624	22.72%	0
2012	8.338337	9.369193	12.36%	0
2011	8.628595	8.338337	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	10.064934	13.141183	30.56%	0
2012	9.165165	10.064934	9.82%	0
2011	9.549337	9.165165	-4.02%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	10.817974	10.170454	-5.99%	0
2012	10.671829	10.817974	1.37%	0
2011	10.384604	10.671829	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	12.027756	15.688833	30.44%	0
2012	10.937330	12.027756	9.97%	0
2011	12.779298	10.937330	-14.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	9.435955	11.791546	24.96%	0
2012	8.165865	9.435955	15.55%	0
2011	10.290190	8.165865	-20.64%	0
118

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	9.434259	11.788207	24.95%	0
2012	8.159542	9.434259	15.62%	0
2011	10.288396	8.159542	-20.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	10.557395	13.194618	24.98%	0
2012	8.655635	10.557395	21.97%	0
2011	9.911556	8.655635	-12.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	10.520267	13.098195	24.50%	0
2012	9.788761	10.520267	7.47%	0
2011	9.618667	9.788761	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	11.228119	14.685488	30.79%	0
2012	9.880225	11.228119	13.64%	0
2011	10.693264	9.880225	-7.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	10.341886	12.209094	18.05%	0
2012	9.112327	10.341886	13.49%	0
2011	10.621110	9.112327	-14.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.466194	12.704298	34.21%	0
2012*	10.000000	9.466194	-5.34%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.559004	12.535933	31.14%	0
2012*	10.000000	9.559004	-4.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	12.554341	14.439056	15.01%	0
2012	11.535756	12.554341	8.83%	0
2011	11.854679	11.535756	-2.69%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	12.490370	15.694545	25.65%	0
2012	10.505376	12.490370	18.90%	0
2011	11.758534	10.505376	-10.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.774821	12.705240	29.98%	0
2012*	10.000000	9.774821	-2.25%	0
119

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	14.359886	15.754475	9.71%	0
2012	13.217665	14.359886	8.64%	0
2011	20.348569	13.217665	-35.04%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	10.666405	13.317549	24.86%	0
2012	9.523096	10.666405	12.01%	0
2011	9.882471	9.523096	-3.64%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	10.465246	13.623229	30.18%	0
2012	9.408072	10.465246	11.24%	0
2011	9.845207	9.408072	-4.44%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.062412	17.776110	26.41%	0
2012	12.800590	14.062412	9.86%	0
2011	13.268333	12.800590	-3.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	11.869984	12.201126	2.79%	0
2012	10.794438	11.869984	9.96%	0
2011	10.829621	10.794438	-0.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	9.156194	11.893116	29.89%	0
2012	8.071835	9.156194	13.43%	0
2011	8.627495	8.071835	-6.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	8.921018	11.866219	33.01%	0
2012	8.343822	8.921018	6.92%	0
2011	8.984225	8.343822	-7.13%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	10.860014	10.203628	-6.04%	0
2012	10.525996	10.860014	3.17%	0
2011	10.319517	10.525996	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	13.086309	12.616644	-3.59%	0
2012	11.652971	13.086309	12.30%	0
2011	15.681667	11.652971	-25.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	10.581638	9.746318	-7.89%	0
2012	10.696697	10.581638	-1.08%	0
2011	10.387425	10.696697	2.98%	0
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Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	6.905655	7.793853	12.86%	0
2012	6.243363	6.905655	10.61%	0
2011	7.225698	6.243363	-13.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.966282	12.174840	22.16%	0
2012	8.957876	9.966282	11.26%	0
2011	9.712286	8.957876	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	9.833507	9.896292	0.64%	0
2012	9.740165	9.833507	0.96%	0
2011	9.856082	9.740165	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.124182	11.335405	11.96%	0
2012	9.517948	10.124182	6.37%	0
2011	9.917673	9.517948	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	10.133068	11.904781	17.48%	0
2012	9.279370	10.133068	9.20%	0
2011	9.875258	9.279370	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.121433	10.736391	6.08%	0
2012	9.759536	10.121433	3.71%	0
2011	9.959787	9.759536	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.065886	18.403412	30.84%	0
2012	12.373742	14.065886	13.68%	0
2011	13.218044	12.373742	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	12.086388	15.437889	27.73%	0
2012	10.718317	12.086388	12.76%	0
2011	11.455559	10.718317	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.299660	7.967677	-4.00%	0
2012	8.646443	8.299660	-4.01%	0
2011	9.005698	8.646443	-3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	10.925354	10.370357	-5.08%	0
2012	10.139584	10.925354	7.75%	0
2011	10.005788	10.139584	1.34%	0
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Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.185656	9.514697	16.24%	0
2012	7.381798	8.185656	10.89%	0
2011	8.507686	7.381798	-13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	7.207825	8.376187	16.21%	0
2012	6.415168	7.207825	12.36%	0
2011	7.994470	6.415168	-19.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	8.815971	11.376186	29.04%	0
2012	7.907773	8.815971	11.48%	0
2011	8.511731	7.907773	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.323106	10.789241	29.63%	0
2012	7.373580	8.323106	12.88%	0
2011	8.178567	7.373580	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.096464	12.104258	33.07%	0
2012	8.265892	9.096464	10.05%	0
2011	9.010731	8.265892	-8.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	9.907187	12.904507	30.25%	0
2012	8.870933	9.907187	11.68%	0
2011	9.459446	8.870933	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	8.808479	12.173119	38.20%	0
2012	8.114017	8.808479	8.56%	0
2011	8.524880	8.114017	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	10.194475	13.704204	34.43%	0
2012	8.827693	10.194475	15.48%	0
2011	9.725216	8.827693	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	10.417258	14.056382	34.93%	0
2012	9.418222	10.417258	10.61%	0
2011	10.414312	9.418222	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	8.994143	11.293162	25.56%	0
2012	8.230126	8.994143	9.28%	0
2011	8.540056	8.230126	-3.63%	0
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Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	9.676515	9.540244	-1.41%	0
2012	8.721604	9.676515	10.95%	0
2011	8.558764	8.721604	1.90%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.454863	9.086211	-3.90%	0
2012	9.514608	9.454863	-0.63%	0
2011	9.782966	9.514608	-2.74%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.495905	14.406826	15.29%	0
2012	10.887616	12.495905	14.77%	0
2011	12.950058	10.887616	-15.93%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	8.711994	8.415088	-3.41%	0
2012	8.676395	8.711994	0.41%	0
2011	9.010896	8.676395	-3.71%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	7.791316	10.908370	40.01%	0
2012	7.458764	7.791316	4.46%	0
2011	7.852211	7.458764	-5.01%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	10.074517	13.308734	32.10%	0
2012	9.456985	10.074517	6.53%	0
2011	10.163342	9.456985	-6.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	11.211863	13.668863	21.91%	0
2012	9.656850	11.211863	16.10%	0
2011	10.996329	9.656850	-12.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.101146	9.661467	-4.35%	0
2012*	10.000000	10.101146	1.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	9.761410	12.317402	26.18%	0
2012	8.720574	9.761410	11.94%	0
2011	9.111845	8.720574	-4.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	10.963654	14.801290	35.00%	0
2012	9.706372	10.963654	12.95%	0
2011	10.356846	9.706372	-6.28%	0
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Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	8.578459	11.173793	30.25%	0
2012	7.501185	8.578459	14.36%	0
2011	8.193486	7.501185	-8.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	8.683644	10.676656	22.95%	0
2012	7.420051	8.683644	17.03%	0
2011	9.304694	7.420051	-20.25%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	10.260469	14.157534	37.98%	0
2012	9.357580	10.260469	9.65%	0
2011	11.864759	9.357580	-21.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	13.796650	19.935939	44.50%	0
2012	10.971485	13.796650	25.75%	0
2011	10.352428	10.971485	5.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	9.835857	9.387603	-4.56%	0
2012	9.384016	9.835857	4.82%	0
2011	9.272835	9.384016	1.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	14.407234	12.619640	-12.41%	0
2012	12.732769	14.407234	13.15%	0
2011	12.407669	12.732769	2.62%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
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Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
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Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the
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designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
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(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America Achiever Annuity®
America's Horizon Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.968235	22.484138	32.51%	29,475
2012	14.700898	16.968235	15.42%	39,166
2011	14.077320	14.700898	4.43%	52,930
2010	12.676384	14.077320	11.05%	61,830
2009	10.698858	12.676384	18.48%	51,285
2008	18.324774	10.698858	-41.62%	62,511
2007	17.752066	18.324774	3.23%	88,982
2006	15.412996	17.752066	15.18%	118,474
2005	14.967070	15.412996	2.98%	136,757
2004	13.668790	14.967070	9.50%	148,103
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.736041	32.163015	35.50%	181,412
2012	20.351798	23.736041	16.63%	171,655
2011	22.622118	20.351798	-10.04%	206,456
2010	18.151577	22.622118	24.63%	215,971
2009	12.924190	18.151577	40.45%	145,513
2008	20.431924	12.924190	-36.75%	140,916
2007	20.443104	20.431924	-0.05%	50,629
2006	18.181920	20.443104	12.44%	77,326
2005	17.318860	18.181920	4.98%	73,471
2004	14.773508	17.318860	17.23%	73,844
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.137071	11.170882	10.20%	4,576
2012*	10.000000	10.137071	1.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.773974	13.311629	-9.90%	1,374,724
2012	13.974967	14.773974	5.72%	1,544,168
2011	12.702456	13.974967	10.02%	1,600,573
2010	12.274076	12.702456	3.49%	1,571,238
2009	11.311836	12.274076	8.51%	1,305,606
2008	11.675414	11.311836	-3.11%	1,047,060
2007	10.831848	11.675414	7.79%	768,959
2006	10.830006	10.831848	0.02%	698,313
2005	10.830792	10.830006	-0.01%	734,378
2004	10.397160	10.830792	4.17%	461,741
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	16.476523	21.977073	33.38%	32,131
2012	14.622493	16.476523	12.68%	36,621
2011	14.439706	14.622493	1.27%	52,828
2010	12.881446	14.439706	12.10%	54,621
2009	11.109645	12.881446	15.95%	46,870
2008	17.289181	11.109645	-35.74%	54,206
2007	17.639354	17.289181	-1.99%	75,096
2006	15.337483	17.639354	15.01%	98,177
2005	14.904956	15.337483	2.90%	120,418
2004	13.448505	14.904956	10.83%	145,537
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.810296	20.219387	27.89%	371,597
2012	13.817561	15.810296	14.42%	437,186
2011	14.153980	13.817561	-2.38%	487,832
2010	12.083621	14.153980	17.13%	490,111
2009	9.455818	12.083621	27.79%	443,676
2008	12.723210	9.455818	-25.68%	354,992
2007	13.245918	12.723210	-3.95%	287,705
2006	11.190493	13.245918	18.37%	147,453
2005*	10.000000	11.190493	11.90%	66,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.375164	15.066151	12.64%	795,626
2012	12.354851	13.375164	8.26%	839,219
2011	13.023023	12.354851	-5.13%	720,896
2010	12.051594	13.023023	8.06%	671,500
2009*	10.000000	12.051594	20.52%	227,157
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.213897	22.14%	9,836

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.752825	32.905931	38.53%	261,950
2012	20.846103	23.752825	13.94%	261,885
2011	21.055151	20.846103	-0.99%	318,473
2010	16.996631	21.055151	23.88%	320,250
2009	13.808480	16.996631	23.09%	201,629
2008	20.302551	13.808480	-31.99%	148,752
2007	20.759940	20.302551	-2.20%	195,648
2006	18.429940	20.759940	12.64%	154,732
2005	17.456555	18.429940	5.58%	139,528
2004	14.547569	17.456555	20.00%	106,947
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.089697	22.159301	29.66%	555,476
2012	15.033087	17.089697	13.68%	608,660
2011	15.025800	15.033087	0.05%	669,330
2010	13.325154	15.025800	12.76%	708,428
2009	10.738206	13.325154	24.09%	643,811
2008	17.402119	10.738206	-38.29%	618,026
2007	16.837179	17.402119	3.36%	604,664
2006	14.844276	16.837179	13.43%	606,033
2005	14.437205	14.844276	2.82%	492,542
2004	13.288774	14.437205	8.64%	366,732
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.636844	20.979484	18.95%	319,701
2012	16.266161	17.636844	8.43%	380,775
2011	15.193860	16.266161	7.06%	380,244
2010	13.414718	15.193860	13.26%	306,425
2009	11.147858	13.414718	20.33%	227,730
2008	16.112569	11.147858	-30.81%	150,566
2007	15.318047	16.112569	5.19%	148,094
2006	13.388549	15.318047	14.41%	157,635
2005	13.060934	13.388549	2.51%	169,686
2004	12.659360	13.060934	3.17%	141,209
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.626244	19.883805	45.92%	6,960
2012	11.511420	13.626244	18.37%	17,996
2011	13.605022	11.511420	-15.39%	43,250
2010	10.563674	13.605022	28.79%	12,664
2009	8.531866	10.563674	23.81%	12,058
2008	13.926800	8.531866	-38.74%	13,296
2007	15.946000	13.926800	-12.66%	18,337
2006	15.645527	15.946000	1.92%	47,030
2005	15.054647	15.645527	3.92%	66,164
2004	13.770609	15.054647	9.32%	60,831

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.561831	16.646284	14.31%	12,250
2012	13.443664	14.561831	8.32%	13,804
2011	14.450971	13.443664	-6.97%	17,891
2010	12.988780	14.450971	11.26%	22,133
2009	11.648071	12.988780	11.51%	15,010
2008	16.822451	11.648071	-30.76%	8,890
2007	15.586008	16.822451	7.93%	10,805
2006	13.672848	15.586008	13.99%	10,203
2005	13.655998	13.672848	0.12%	13,855
2004	12.950240	13.655998	5.45%	11,429
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.619051	13.508571	-0.81%	356,845
2012	12.639973	13.619051	7.75%	401,860
2011	12.587881	12.639973	0.41%	390,276
2010	11.808077	12.587881	6.60%	424,840
2009	9.981989	11.808077	18.29%	403,400
2008	10.967524	9.981989	-8.99%	453,565
2007	10.596449	10.967524	3.50%	441,957
2006	10.356857	10.596449	2.31%	391,065
2005	10.416653	10.356857	-0.57%	339,689
2004	10.240682	10.416653	1.72%	268,734
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.198648	14.708835	11.44%	598,696
2012	12.015199	13.198648	9.85%	653,903
2011	12.256335	12.015199	-1.97%	579,493
2010	11.061456	12.256335	10.80%	470,720
2009	9.064247	11.061456	22.03%	370,405
2008	12.303731	9.064247	-26.33%	252,625
2007	11.527587	12.303731	6.73%	165,955
2006	10.684933	11.527587	7.89%	69,182
2005*	10.000000	10.684933	6.85%	10,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.347093	15.194722	13.84%	1,678,713
2012	11.990478	13.347093	11.31%	1,629,688
2011	12.331976	11.990478	-2.77%	1,549,965
2010	10.956123	12.331976	12.56%	1,563,431
2009	8.657156	10.956123	26.56%	1,079,572
2008	13.085837	8.657156	-33.84%	699,807
2007	12.088109	13.085837	8.25%	343,700
2006	10.991345	12.088109	9.98%	168,693
2005*	10.000000	10.991345	9.91%	89,222

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.247006	15.833792	19.53%	205,673
2012	11.682452	13.247006	13.39%	185,261
2011	12.211508	11.682452	-4.33%	182,774
2010	10.702903	12.211508	14.10%	186,854
2009	8.287473	10.702903	29.15%	189,264
2008	13.615422	8.287473	-39.13%	204,800
2007	12.451308	13.615422	9.35%	114,170
2006	11.199314	12.451308	11.18%	47,904
2005*	10.000000	11.199314	11.99%	14,952
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.209679	19.811770	22.22%	498,248
2012	15.721196	16.209679	3.11%	511,119
2011	16.844048	15.721196	-6.67%	575,247
2010	14.358399	16.844048	17.31%	564,074
2009	9.882871	14.358399	45.29%	672,096
2008	22.017380	9.882871	-55.11%	643,866
2007	15.356683	22.017380	43.37%	634,358
2006	13.375380	15.356683	14.81%	431,372
2005*	10.000000	13.375380	33.75%	143,898
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.074776	21.488075	25.85%	891,906
2012	14.817127	17.074776	15.24%	953,456
2011	14.952013	14.817127	-0.90%	969,687
2010	13.215817	14.952013	13.14%	1,010,044
2009	10.335319	13.215817	27.87%	927,409
2008	18.357799	10.335319	-43.70%	810,746
2007	18.414103	18.357799	-0.31%	847,967
2006	15.595190	18.414103	18.08%	803,734
2005	15.004214	15.595190	3.94%	685,232
2004	13.701281	15.004214	9.51%	536,807
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.870846	22.588955	33.89%	380,261
2012	14.979593	16.870846	12.63%	406,581
2011	15.219885	14.979593	-1.58%	546,779
2010	12.481090	15.219885	21.94%	438,098
2009	9.907071	12.481090	25.98%	377,810
2008	19.098667	9.907071	-48.13%	305,855
2007	15.317352	19.098667	24.69%	454,630
2006	14.598405	15.317352	4.92%	253,710
2005	14.054233	14.598405	3.87%	255,762
2004	13.843267	14.054233	1.52%	299,433

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.953200	13.452867	-3.59%	2,471,018
2012	13.421311	13.953200	3.96%	2,469,672
2011	12.736022	13.421311	5.38%	2,511,593
2010	12.028607	12.736022	5.88%	2,907,876
2009	10.581133	12.028607	13.68%	3,399,103
2008	11.133097	10.581133	-4.96%	2,953,846
2007	10.865552	11.133097	2.46%	3,119,092
2006	10.597769	10.865552	2.53%	1,264,707
2005	10.563999	10.597769	0.32%	591,754
2004	10.298811	10.563999	2.57%	368,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.317025	35.202866	33.76%	758,815
2012	23.334246	26.317025	12.78%	863,783
2011	26.586313	23.334246	-12.23%	923,515
2010	21.003506	26.586313	26.58%	975,305
2009	15.265689	21.003506	37.59%	936,027
2008	25.675775	15.265689	-40.54%	874,646
2007	22.613645	25.675775	13.54%	928,095
2006	20.434234	22.613645	10.67%	709,017
2005	17.586538	20.434234	16.19%	586,811
2004	14.330025	17.586538	22.73%	362,071
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.930646	24.259602	28.15%	9,158
2012	15.974082	18.930646	18.51%	10,736
2011	19.628877	15.974082	-18.62%	14,747
2010	17.670650	19.628877	11.08%	11,501
2009	14.220278	17.670650	24.26%	9,315
2008	25.775483	14.220278	-44.83%	13,481
2007	22.368891	25.775483	15.23%	16,430
2006	19.291470	22.368891	15.95%	20,008
2005	16.495894	19.291470	16.95%	22,417
2004	14.786862	16.495894	11.56%	41,774
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.645906	16.204057	28.14%	459,985
2012	10.664533	12.645906	18.58%	477,411
2011	13.112401	10.664533	-18.67%	509,254
2010	11.804647	13.112401	11.08%	583,440
2009	9.501199	11.804647	24.24%	635,016
2008	17.217332	9.501199	-44.82%	415,436
2007	14.940911	17.217332	15.24%	527,862
2006	12.880975	14.940911	15.99%	285,501
2005	11.018158	12.880975	16.91%	199,025
2004*	10.000000	11.018158	10.18%	108,951

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	23.038865	29.528270	28.17%	60,711
2012	18.417692	23.038865	25.09%	65,732
2011	20.565803	18.417692	-10.45%	72,547
2010	16.534477	20.565803	24.38%	96,241
2009	10.686945	16.534477	54.72%	97,546
2008	22.284385	10.686945	-52.04%	114,742
2007	21.468976	22.284385	3.80%	139,798
2006	18.796976	21.468976	14.22%	153,087
2005	18.639733	18.796976	0.84%	157,412
2004	16.631467	18.639733	12.08%	146,591
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.091057	12.296248	21.85%	302,502
2012	8.887578	10.091057	13.54%	354,982
2011	9.168592	8.887578	-3.06%	437,846
2010	8.446738	9.168592	8.55%	393,407
2009	6.587021	8.446738	28.23%	276,923
2008*	10.000000	6.587021	-34.13%	52,520
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.998413	14.581037	12.18%	998,497
2012	11.720588	12.998413	10.90%	1,070,036
2011	11.627489	11.720588	0.80%	1,226,056
2010	10.482089	11.627489	10.93%	1,260,916
2009	7.852078	10.482089	33.49%	1,259,390
2008	11.338348	7.852078	-30.75%	1,257,471
2007	11.100789	11.338348	2.14%	1,122,091
2006*	10.000000	11.100789	11.01%	420,270
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	18.339944	23.416383	27.68%	547,727
2012	16.639034	18.339944	10.22%	545,943
2011	15.943958	16.639034	4.36%	541,695
2010	13.423611	15.943958	18.78%	558,201
2009	11.619602	13.423611	15.53%	624,212
2008	16.190329	11.619602	-28.23%	690,606
2007	16.900889	16.190329	-4.20%	773,498
2006	14.656581	16.900889	15.31%	766,854
2005	14.393506	14.656581	1.83%	773,355
2004	13.171406	14.393506	9.28%	482,274

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.298298	32.590722	34.13%	485,140
2012	20.848172	24.298298	16.55%	572,616
2011	22.003150	20.848172	-5.25%	677,386
2010	17.430098	22.003150	26.24%	655,199
2009	13.707856	17.430098	27.15%	870,974
2008	20.787438	13.707856	-34.06%	364,016
2007	21.631374	20.787438	-3.90%	315,057
2006	18.781634	21.631374	15.17%	334,030
2005	17.538843	18.781634	7.09%	288,403
2004	14.396268	17.538843	21.83%	155,990
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	20.482248	24.796913	21.07%	14,675
2012	17.597006	20.482248	16.40%	15,535
2011	20.000636	17.597006	-12.02%	20,340
2010	18.739899	20.000636	6.73%	21,562
2009	13.889792	18.739899	34.92%	21,152
2008	23.663871	13.889792	-41.30%	25,270
2007	20.820180	23.663871	13.66%	36,717
2006	17.412784	20.820180	19.57%	39,829
2005	16.053650	17.412784	8.47%	41,985
2004	13.757275	16.053650	16.69%	45,105
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.205677	11.410617	11.81%	4,210
2012*	10.000000	10.205677	2.06%	1,369
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.891762	-1.08%	6,299
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.078318	12.194889	21.00%	9,864
2012	8.977342	10.078318	12.26%	12,205
2011	10.309449	8.977342	-12.92%	79,896
2010*	10.000000	10.309449	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.289650	17.260147	29.88%	69,975
2012	11.008509	13.289650	20.72%	62,433
2011	11.284264	11.008509	-2.44%	66,192
2010*	10.000000	11.284264	12.84%	1,991
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.629256	13.252711	37.63%	73,772
2012*	10.000000	9.629256	-3.71%	82,767
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.941884	12.573861	26.47%	6,532
2012*	10.000000	9.941884	-0.58%	567

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.723675	13.077072	34.49%	183,099
2012*	10.000000	9.723675	-2.76%	194,082
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.579823	16.729397	23.19%	485,079
2012	11.574555	13.579823	17.32%	470,846
2011	12.669400	11.574555	-8.64%	582,059
2010	11.841463	12.669400	6.99%	501,739
2009*	10.000000	11.841463	18.41%	209,969
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.796943	11.745654	8.79%	206,177
2012*	10.000000	10.796943	7.97%	128,775
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.051048	12.857748	27.92%	61,399
2012*	10.000000	10.051048	0.51%	30,600
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.620463	21.962131	17.95%	28,421
2012	16.682956	18.620463	11.61%	43,936
2011	16.718524	16.682956	-0.21%	52,520
2010	15.706334	16.718524	6.44%	55,094
2009	12.703647	15.706334	23.64%	42,364
2008	15.372591	12.703647	-17.36%	44,047
2007	14.159291	15.372591	8.57%	49,497
2006	13.025049	14.159291	8.71%	57,187
2005	12.288153	13.025049	6.00%	60,726
2004	11.525739	12.288153	6.61%	63,637
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.387456	27.559455	28.86%	391,210
2012	17.540103	21.387456	21.93%	449,855
2011	19.144682	17.540103	-8.38%	463,680
2010	18.262625	19.144682	4.83%	577,239
2009	12.704206	18.262625	43.75%	504,944
2008	23.172237	12.704206	-45.17%	311,796
2007	17.227590	23.172237	34.51%	155,888
2006	16.036194	17.227590	7.43%	49,757
2005	14.470859	16.036194	10.82%	50,293
2004	12.459834	14.470859	16.14%	41,005
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.943153	13.253541	33.29%	59,472
2012*	10.000000	9.943153	-0.57%	62,631

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.105492	33.871823	12.51%	179,302
2012	27.019283	30.105492	11.42%	226,402
2011	40.560931	27.019283	-33.39%	6,514
2010	32.954500	40.560931	23.08%	5,714
2009	18.692597	32.954500	76.30%	5,448
2008	39.747268	18.692597	-52.97%	6,462
2007	31.539310	39.747268	26.02%	7,479
2006	21.847110	31.539310	44.36%	9,836
2005	16.818162	21.847110	29.90%	11,451
2004	14.393258	16.818162	16.85%	12,818
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	17.080311	21.869467	28.04%	53,173
2012	14.869196	17.080311	14.87%	61,601
2011	15.047130	14.869196	-1.18%	62,824
2010	13.627874	15.047130	10.41%	69,380
2009	9.951723	13.627874	36.94%	76,446
2008	16.040411	9.951723	-37.96%	92,097
2007	14.676279	16.040411	9.29%	116,390
2006	13.891974	14.676279	5.65%	134,670
2005	13.537857	13.891974	2.62%	146,476
2004	12.617314	13.537857	7.30%	106,675
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.210748	14.196075	39.03%	64,500
2012*	10.000000	10.210748	2.11%	9,451
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.069969	25.457464	33.50%	1,302,751
2012	16.715993	19.069969	14.08%	1,370,276
2011	17.058201	16.715993	-2.01%	1,482,808
2010	15.579184	17.058201	9.49%	1,630,493
2009	12.923075	15.579184	20.55%	1,738,919
2008	19.517313	12.923075	-33.79%	486,511
2007	18.426967	19.517313	5.92%	409,007
2006	15.531401	18.426967	18.64%	389,943
2005	14.817018	15.531401	4.82%	142,694
2004	13.107080	14.817018	13.05%	53,352
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.844304	14.883196	25.66%	301,126
2012	10.377863	11.844304	14.13%	227,154
2011	10.731658	10.377863	-3.30%	174,273
2010*	10.000000	10.731658	7.32%	66,675
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.153622	12.936167	27.40%	46,184
2012	9.064690	10.153622	12.01%	27,167
2011*	10.000000	9.064690	-9.35%	20,146

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.423673	19.994028	29.63%	1,053,588
2012	13.689520	15.423673	12.67%	1,140,829
2011	13.837289	13.689520	-1.07%	1,234,543
2010	12.421404	13.837289	11.40%	1,354,840
2009*	10.000000	12.421404	24.21%	58,850
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.448043	13.895004	21.37%	19,692,639
2012	10.049284	11.448043	13.92%	19,936,865
2011	10.113208	10.049284	-0.63%	20,331,517
2010	9.170310	10.113208	10.28%	20,831,959
2009	7.547477	9.170310	21.50%	15,285,182
2008	10.917058	7.547477	-30.87%	7,836,839
2007	10.448212	10.917058	4.49%	4,723,853
2006*	10.000000	10.448212	4.48%	1,686,246
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.626980	11.152136	-4.08%	7,640,303
2012	11.251651	11.626980	3.34%	7,010,297
2011	10.809588	11.251651	4.09%	6,833,016
2010	10.359202	10.809588	4.35%	6,986,244
2009	9.382348	10.359202	10.41%	4,646,346
2008	10.573953	9.382348	-11.27%	2,048,747
2007	10.430304	10.573953	1.38%	905,297
2006*	10.000000	10.430304	4.30%	215,211
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.963698	15.151816	26.65%	933,347
2012	9.953969	11.963698	20.19%	959,622
2011	11.148227	9.953969	-10.71%	1,081,967
2010	10.173918	11.148227	9.58%	1,229,006
2009	7.297903	10.173918	39.41%	978,786
2008	12.080556	7.297903	-39.59%	693,135
2007	10.730389	12.080556	12.58%	523,245
2006*	10.000000	10.730389	7.30%	134,091
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.700274	13.653806	27.60%	1,706,453
2012	9.258052	10.700274	15.58%	1,892,579
2011	9.866054	9.258052	-6.16%	2,184,489
2010	8.478706	9.866054	16.36%	2,348,391
2009	6.205551	8.478706	36.63%	2,064,310
2008	11.299224	6.205551	-45.08%	1,906,496
2007	10.257600	11.299224	10.15%	1,353,923
2006*	10.000000	10.257600	2.58%	375,967

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.307720	12.184579	30.91%	7,851,187
2012	8.076510	9.307720	15.24%	8,836,965
2011	8.390989	8.076510	-3.75%	9,318,214
2010	7.680104	8.390989	9.26%	9,467,553
2009	5.969082	7.680104	28.66%	6,194,675
2008	9.789543	5.969082	-39.03%	2,299,325
2007*	10.000000	9.789543	-2.10%	598,093
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.849769	19.870052	5.41%	72,184
2012	16.714207	18.849769	12.78%	87,978
2011	16.352449	16.714207	2.21%	99,001
2010	14.678887	16.352449	11.40%	76,725
2009	10.212317	14.678887	43.74%	79,318
2008	14.405124	10.212317	-29.11%	112,240
2007	14.188404	14.405124	1.53%	135,943
2006	13.029576	14.188404	8.89%	184,240
2005	12.926446	13.029576	0.80%	230,288
2004	11.925811	12.926446	8.39%	304,236
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.361137	23.125702	33.20%	689,057
2012	14.923373	17.361137	16.34%	716,026
2011	15.554410	14.923373	-4.06%	790,463
2010	13.685339	15.554410	13.66%	815,813
2009	10.837264	13.685339	26.28%	653,264
2008	17.534316	10.837264	-38.19%	733,340
2007	18.288651	17.534316	-4.12%	1,471,260
2006	16.074599	18.288651	13.77%	683,556
2005	15.706338	16.074599	2.34%	211,670
2004	13.625586	15.706338	15.27%	129,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.729324	12.335328	41.31%	175,368
2012	7.589381	8.729324	15.02%	176,447
2011	8.725708	7.589381	-13.02%	224,985
2010	7.681195	8.725708	13.60%	228,507
2009	5.100655	7.681195	50.59%	116,039
2008*	10.000000	5.100655	-48.99%	30,304
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.035019	13.688335	36.41%	1,371,458
2012	9.151616	10.035019	9.65%	1,416,345
2011	9.609219	9.151616	-4.76%	1,593,715
2010	7.899216	9.609219	21.65%	1,686,431
2009	6.112260	7.899216	29.24%	2,678,927
2008*	10.000000	6.112260	-38.88%	3,155,960

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.628940	12.273931	27.47%	219,371
2012	8.420665	9.628940	14.35%	187,065
2011	9.135711	8.420665	-7.83%	178,411
2010	8.072182	9.135711	13.18%	169,083
2009	6.346384	8.072182	27.19%	235,571
2008*	10.000000	6.346384	-36.54%	76,333
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.765460	12.152091	12.88%	5,281,136
2012	9.846262	10.765460	9.34%	5,516,846
2011	10.137305	9.846262	-2.87%	5,587,590
2010	9.326349	10.137305	8.70%	5,731,394
2009	7.906100	9.326349	17.96%	3,715,563
2008*	10.000000	7.906100	-20.94%	558,415
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.335296	12.336905	19.37%	9,573,117
2012	9.238068	10.335296	11.88%	9,764,558
2011	9.718279	9.238068	-4.94%	10,167,552
2010	8.783074	9.718279	10.65%	9,906,795
2009	7.185138	8.783074	22.24%	5,908,068
2008*	10.000000	7.185138	-28.15%	866,537
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.192977	11.563059	3.31%	3,669,140
2012	10.576522	11.192977	5.83%	4,264,380
2011	10.593192	10.576522	-0.16%	4,196,522
2010	10.074792	10.593192	5.15%	3,949,240
2009	9.054467	10.074792	11.27%	2,500,422
2008*	10.000000	9.054467	-9.46%	407,416
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.807523	8.08%	707
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.945819	9.46%	111,851
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.561220	12.248794	15.98%	10,296,976
2012	9.546924	10.561220	10.62%	10,453,717
2011	9.928511	9.546924	-3.84%	10,757,170
2010	9.055130	9.928511	9.65%	10,651,431
2009	7.542347	9.055130	20.06%	6,274,614
2008*	10.000000	7.542347	-24.58%	1,516,444

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.041662	12.286076	22.35%	3,491,375
2012	8.901724	10.041662	12.81%	3,503,545
2011	9.484680	8.901724	-6.15%	3,733,901
2010	8.502192	9.484680	11.56%	3,945,906
2009	6.822678	8.502192	24.62%	2,619,732
2008*	10.000000	6.822678	-31.77%	1,653,274
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.960603	12.003451	9.51%	3,464,682
2012	10.117396	10.960603	8.33%	3,787,252
2011	10.304217	10.117396	-1.81%	3,822,480
2010	9.599226	10.304217	7.34%	3,814,862
2009	8.285451	9.599226	15.86%	2,180,727
2008*	10.000000	8.285451	-17.15%	461,300
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.214926	11.769615	-3.65%	841,494
2012	11.543894	12.214926	5.81%	844,081
2011	11.036643	11.543894	4.60%	834,681
2010	10.498770	11.036643	5.12%	878,651
2009	9.820358	10.498770	6.91%	1,221,833
2008*	10.000000	9.820358	-1.80%	11,959
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.200346	12.729470	-3.57%	253,452
2012	12.517681	13.200346	5.45%	298,014
2011	11.989176	12.517681	4.41%	271,960
2010	11.263937	11.989176	6.44%	230,990
2009	9.826168	11.263937	14.63%	98,893
2008*	10.000000	9.826168	-1.74%	19,937
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	32.938255	32.566798	-1.13%	4,742
2012	28.598918	32.938255	15.17%	5,355
2011	37.529025	28.598918	-23.80%	6,766
2010	32.886343	37.529025	14.12%	5,269
2009	20.482111	32.886343	60.56%	5,508
2008	49.453885	20.482111	-58.58%	6,890
2007	34.600030	49.453885	42.93%	11,806
2006	25.780818	34.600030	34.21%	15,292
2005	19.787836	25.780818	30.29%	20,267
2004	16.688663	19.787836	18.57%	36,798

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.224664	12.491657	-5.54%	2,131,646
2012	13.034945	13.224664	1.46%	2,201,379
2011	12.344017	13.034945	5.60%	2,148,193
2010	11.966145	12.344017	3.16%	2,423,011
2009	11.836328	11.966145	1.10%	3,247,092
2008	11.161070	11.836328	6.05%	3,690,400
2007	10.580339	11.161070	5.49%	2,821,860
2006	10.398996	10.580339	1.74%	1,215,118
2005	10.228457	10.398996	1.67%	628,226
2004	10.061282	10.228457	1.66%	444,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.767974	8.990730	15.74%	276,730
2012	6.847862	7.767974	13.44%	302,055
2011	7.728306	6.847862	-11.39%	324,461
2010	6.946617	7.728306	11.25%	291,568
2009	5.450702	6.946617	27.44%	291,432
2008*	10.000000	5.450702	-45.49%	26,522
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.750429	10.424930	19.14%	128,727
2012	7.519128	8.750429	16.38%	147,902
2011	8.763360	7.519128	-14.20%	185,816
2010	8.288047	8.763360	5.73%	156,538
2009	6.545828	8.288047	26.62%	129,862
2008	11.683575	6.545828	-43.97%	71,247
2007	10.849859	11.683575	7.68%	63,702
2006*	10.000000	10.849859	8.50%	17,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.644716	23.357307	25.28%	515,436
2012	16.340296	18.644716	14.10%	661,818
2011	17.276245	16.340296	-5.42%	650,832
2010	15.308593	17.276245	12.85%	622,577
2009	12.223996	15.308593	25.23%	618,648
2008	19.660277	12.223996	-37.82%	648,459
2007	18.848451	19.660277	4.31%	673,670
2006	16.381141	18.848451	15.06%	574,295
2005	15.415605	16.381141	6.26%	443,383
2004	13.732149	15.415605	12.26%	280,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.320802	14.874829	11.67%	1,301,013
2012	12.369957	13.320802	7.69%	1,305,738
2011	12.454099	12.369957	-0.68%	1,346,239
2010	11.519523	12.454099	8.11%	1,471,896
2009*	10.000000	11.519523	15.20%	653,662

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.357616	16.890696	17.64%	2,846,637
2012	12.992591	14.357616	10.51%	2,900,026
2011	13.321369	12.992591	-2.47%	2,983,363
2010	12.077950	13.321369	10.29%	2,755,464
2009*	10.000000	12.077950	20.78%	1,355,432
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.266851	13.692305	3.21%	2,516,057
2012	12.813081	13.266851	3.54%	2,756,596
2011	12.643772	12.813081	1.34%	2,897,438
2010	12.128135	12.643772	4.25%	2,785,375
2009	11.293147	12.128135	7.39%	2,721,738
2008	12.206118	11.293147	-7.48%	1,726,245
2007	11.766188	12.206118	3.74%	1,404,863
2006	11.257041	11.766188	4.52%	1,178,987
2005	11.067784	11.257041	1.71%	1,108,636
2004	10.742263	11.067784	3.03%	1,023,994
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.210068	18.612407	14.82%	10,571,323
2012	14.859284	16.210068	9.09%	10,548,334
2011	15.098842	14.859284	-1.59%	10,752,055
2010	13.827378	15.098842	9.20%	10,936,273
2009	11.789156	13.827378	17.29%	9,433,922
2008	15.591477	11.789156	-24.39%	7,455,235
2007	14.989934	15.591477	4.01%	6,960,070
2006	13.672978	14.989934	9.63%	5,587,819
2005	13.183096	13.672978	3.72%	3,463,720
2004	12.224868	13.183096	7.84%	2,058,089
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.755746	21.392336	20.48%	6,858,546
2012	15.854346	17.755746	11.99%	6,827,653
2011	16.453346	15.854346	-3.64%	6,976,939
2010	14.811308	16.453346	11.09%	7,422,610
2009	12.094384	14.811308	22.46%	7,614,116
2008	17.905925	12.094384	-32.46%	7,152,012
2007	17.135465	17.905925	4.50%	5,928,886
2006	15.195027	17.135465	12.77%	3,947,551
2005	14.414176	15.195027	5.42%	1,832,282
2004	13.061546	14.414176	10.36%	1,037,319

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.899704	16.208260	8.78%	3,337,423
2012	14.008562	14.899704	6.36%	3,328,408
2011	13.941083	14.008562	0.48%	3,284,086
2010	13.049164	13.941083	6.84%	3,470,362
2009	11.569866	13.049164	12.79%	3,097,310
2008	13.833173	11.569866	-16.36%	2,275,924
2007	13.274345	13.833173	4.21%	2,278,481
2006	12.435360	13.274345	6.75%	2,076,407
2005	12.088323	12.435360	2.87%	1,738,059
2004	11.458318	12.088323	5.50%	1,260,027
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.427304	20.699441	34.17%	1,957,750
2012	13.232976	15.427304	16.58%	2,156,249
2011	13.784817	13.232976	-4.00%	2,326,501
2010	12.902816	13.784817	6.84%	2,586,813
2009*	10.000000	12.902816	29.03%	29,494
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.954075	31.376655	30.99%	259,248
2012	20.712894	23.954075	15.65%	273,425
2011	21.587606	20.712894	-4.05%	292,841
2010	17.374715	21.587606	24.25%	279,801
2009	12.904966	17.374715	34.64%	333,251
2008	20.631395	12.904966	-37.45%	229,884
2007	19.485008	20.631395	5.88%	235,244
2006	18.009893	19.485008	8.19%	196,891
2005	16.318252	18.009893	10.37%	238,967
2004	14.321973	16.318252	13.94%	163,853
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.968910	9.814396	-1.55%	5,575,231
2012	10.126292	9.968910	-1.55%	5,866,506
2011	10.285273	10.126292	-1.55%	4,988,175
2010	10.447183	10.285273	-1.55%	3,860,154
2009	10.607212	10.447183	-1.51%	3,717,743
2008	10.557396	10.607212	0.47%	4,618,298
2007	10.234040	10.557396	3.16%	2,739,470
2006	9.944219	10.234040	2.91%	1,873,233
2005	9.837869	9.944219	1.08%	1,344,905
2004	9.912328	9.837869	-0.75%	534,205

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.266530	14.860889	-2.66%	779,054
2012	13.815131	15.266530	10.51%	824,017
2011	13.294533	13.815131	3.92%	790,300
2010	12.210949	13.294533	8.87%	813,167
2009	9.971975	12.210949	22.45%	537,641
2008	12.246596	9.971975	-18.57%	336,727
2007	11.890527	12.246596	2.99%	311,332
2006	11.519862	11.890527	3.22%	233,375
2005	11.451083	11.519862	0.60%	225,800
2004	10.917987	11.451083	4.88%	107,016
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.207623	10.975582	19.20%	1,712,424
2013	9.207623	10.975582	19.20%	1,712,424
2012	8.096336	9.207623	13.73%	1,752,342
2011	9.099245	8.096336	-11.02%	1,902,841
2010	8.121240	9.099245	12.04%	2,013,986
2009	6.060724	8.121240	34.00%	2,741,760
2008*	10.000000	6.060724	-39.39%	2,731,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.474833	17.250240	19.17%	5,616
2012	12.561702	14.474833	15.23%	8,001
2011	15.264684	12.561702	-17.71%	11,128
2010	14.641768	15.264684	4.25%	12,218
2009	11.483641	14.641768	27.50%	18,078
2008	21.794871	11.483641	-47.31%	18,112
2007	21.556091	21.794871	1.11%	21,328
2006	17.887326	21.556091	20.51%	24,501
2005	16.252579	17.887326	10.06%	30,700
2004	13.757041	16.252579	18.14%	36,351
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.916584	13.122740	32.33%	1,225,999
2012	8.673194	9.916584	14.34%	1,269,085
2011	9.103739	8.673194	-4.73%	1,459,718
2010	8.015864	9.103739	13.57%	1,532,854
2009	6.294480	8.015864	27.35%	1,696,936
2008*	10.000000	6.294480	-37.06%	9,632
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.362511	12.446089	32.94%	475,805
2012	8.087528	9.362511	15.76%	529,722
2011	8.747553	8.087528	-7.55%	603,130
2010	7.880723	8.747553	11.00%	630,984
2009	6.282625	7.880723	25.44%	537,428
2008*	10.000000	6.282625	-37.17%	14,091

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.232209	13.962704	36.46%	1,087,671
2012	9.066008	10.232209	12.86%	1,185,916
2011	9.637421	9.066008	-5.93%	1,335,409
2010	7.740305	9.637421	24.51%	1,447,971
2009	6.204977	7.740305	24.74%	1,869,601
2008*	10.000000	6.204977	-37.95%	1,018,002
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.144104	14.885793	33.58%	933,389
2012	9.729590	11.144104	14.54%	951,741
2011	10.117338	9.729590	-3.83%	1,064,813
2010	8.590080	10.117338	17.78%	1,188,777
2009	6.687632	8.590080	28.45%	1,557,059
2008*	10.000000	6.687632	-33.12%	1,997,406
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.668920	22.206047	41.72%	96,989
2012	14.073543	15.668920	11.34%	135,785
2011	14.418846	14.073543	-2.39%	138,443
2010	11.706741	14.418846	23.17%	142,706
2009	9.349301	11.706741	25.22%	137,452
2008	17.763114	9.349301	-47.37%	130,573
2007	16.478755	17.763114	7.79%	271,132
2006	16.252330	16.478755	1.39%	92,419
2005	15.322194	16.252330	6.07%	77,051
2004	13.752422	15.322194	11.41%	54,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.268839	32.077198	37.85%	110,128
2012	19.646755	23.268839	18.44%	111,947
2011	21.106459	19.646755	-6.92%	124,053
2010	16.950847	21.106459	24.52%	141,085
2009	13.680046	16.950847	23.91%	221,745
2008	20.525640	13.680046	-33.35%	143,934
2007	22.475409	20.525640	-8.68%	149,758
2006	19.495218	22.475409	15.29%	254,232
2005	19.265423	19.495218	1.19%	133,683
2004	16.725873	19.265423	15.18%	153,373
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.693382	30.017921	38.37%	172,218
2012	19.123780	21.693382	13.44%	225,464
2011	20.620935	19.123780	-7.26%	231,662
2010	16.759011	20.620935	23.04%	230,687
2009	12.663030	16.759011	32.35%	240,698
2008	20.865728	12.663030	-39.31%	394,663
2007	20.801965	20.865728	0.31%	368,729
2006	18.906663	20.801965	10.02%	294,929
2005	17.144967	18.906663	10.28%	271,574
2004	14.660913	17.144967	16.94%	151,927

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.528004	19.994403	28.76%	955,834
2012	13.854561	15.528004	12.08%	1,016,495
2011	14.019214	13.854561	-1.17%	1,110,370
2010	12.576728	14.019214	11.47%	1,207,805
2009	10.174487	12.576728	23.61%	1,788,857
2008	17.700324	10.174487	-42.52%	2,180,451
2007	16.665074	17.700324	6.21%	1,867,794
2006	14.926434	16.665074	11.65%	715,675
2005	14.163661	14.926434	5.39%	131,460
2004	13.134414	14.163661	7.84%	72,107
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.885630	11.006272	1.11%	749,424
2012	9.566744	10.885630	13.79%	932,355
2011	9.155055	9.566744	4.50%	1,011,482
2010	7.162981	9.155055	27.81%	1,054,778
2009	5.574716	7.162981	28.49%	936,093
2008*	10.000000	5.574716	-44.25%	30,722
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.679044	16.79%	66,909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.634719	10.480927	-1.45%	593,479
2012	10.434896	10.634719	1.91%	574,244
2011	10.462925	10.434896	-0.27%	543,306
2010	10.376547	10.462925	0.83%	625,771
2009	9.840303	10.376547	5.45%	634,412
2008*	10.000000	9.840303	-1.60%	164,780
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.548417	25.48%	5,924
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.705877	16.204933	18.23%	1,398,146
2012	11.644056	13.705877	17.71%	1,462,847
2011	13.505359	11.644056	-13.78%	1,536,013
2010	12.899269	13.505359	4.70%	1,531,843
2009*	10.000000	12.899269	28.99%	2,019,670

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.569776	10.470129	-0.94%	1,342,640
2012	10.263924	10.569776	2.98%	1,226,836
2011	10.395049	10.263924	-1.26%	1,218,602
2010	10.028678	10.395049	3.65%	1,295,825
2009	8.988635	10.028678	11.57%	1,794,208
2008	10.546431	8.988635	-14.77%	2,503,709
2007	10.225466	10.546431	3.14%	2,476,345
2006	9.967204	10.225466	2.59%	970,023
2005	9.979655	9.967204	-0.12%	297,450
2004	10.058406	9.979655	-0.78%	210,631
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.721134	19.700209	43.58%	29,217
2012	12.807854	13.721134	7.13%	36,491
2011	13.148535	12.807854	-2.59%	60,330
2010	11.165673	13.148535	17.76%	43,580
2009	9.239180	11.165673	20.85%	41,336
2008	15.505443	9.239180	-40.41%	39,857
2007	15.670243	15.505443	-1.05%	45,900
2006	15.122090	15.670243	3.62%	47,712
2005	14.926968	15.122090	1.31%	44,935
2004	13.552337	14.926968	10.14%	28,737
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.574207	22.453312	35.47%	129,425
2012	15.170157	16.574207	9.26%	103,370
2011	15.898247	15.170157	-4.58%	122,267
2010	13.144222	15.898247	20.95%	115,995
2009	10.158653	13.144222	29.39%	119,169
2008	17.039924	10.158653	-40.38%	159,065
2007	16.085034	17.039924	5.94%	2,277,441
2006	14.368666	16.085034	11.95%	816,673
2005	13.657697	14.368666	5.21%	130,469
2004	12.246405	13.657697	11.52%	57,774
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	23.623841	29.535338	25.02%	39,730
2012	19.839975	23.623841	19.07%	47,059
2011	22.030330	19.839975	-9.94%	54,707
2010	19.339947	22.030330	13.91%	54,037
2009	14.096740	19.339947	37.19%	51,184
2008	23.997472	14.096740	-41.26%	57,382
2007	22.979914	23.997472	4.43%	67,538
2006	19.887489	22.979914	15.55%	76,338
2005	17.709664	19.887489	12.30%	87,308
2004	15.131768	17.709664	17.04%	101,839
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.147135	9.953183	-1.91%	167,509
2012*	10.000000	10.147135	1.47%	178,486

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.615011	21.500193	29.40%	1,198,606
2012	14.473280	16.615011	14.80%	1,295,417
2011	14.747056	14.473280	-1.86%	1,436,298
2010	12.932424	14.747056	14.03%	1,594,658
2009	10.263008	12.932424	26.01%	2,058,576
2008	16.985768	10.263008	-39.58%	2,208,410
2007	16.566871	16.985768	2.53%	2,017,300
2006	14.662948	16.566871	12.98%	1,023,364
2005	14.084571	14.662948	4.11%	397,519
2004	13.107555	14.084571	7.45%	285,723
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.275125	32.223189	38.44%	250,569
2012	20.092105	23.275125	15.84%	288,510
2011	20.905984	20.092105	-3.89%	307,689
2010	17.256239	20.905984	21.15%	316,561
2009	12.805087	17.256239	34.76%	290,114
2008	20.980438	12.805087	-38.97%	785,629
2007	21.613466	20.980438	-2.93%	608,257
2006	19.146339	21.613466	12.89%	303,516
2005	17.724915	19.146339	8.02%	130,730
2004	15.106504	17.724915	17.33%	79,986
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.606557	10.453566	-1.44%	83,307
2012*	10.000000	10.606557	6.07%	54,868
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.921925	11.886205	-8.02%	108,301
2012	12.473254	12.921925	3.60%	121,221
2011	11.685600	12.473254	6.74%	135,756
2010	10.852457	11.685600	7.68%	149,972
2009*	10.000000	10.852457	8.52%	75,731
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.720122	11.511662	-1.78%	1,789,319
2012	11.257793	11.720122	4.11%	1,916,249
2011	11.320459	11.257793	-0.55%	1,630,863
2010	10.931791	11.320459	3.56%	1,542,648
2009*	10.000000	10.931791	9.32%	1,156,969
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.766121	10.365334	-3.72%	464,232
2012	9.987223	10.766121	7.80%	476,449
2011*	10.000000	9.987223	-0.13%	179,466

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	14.067617	18.790864	33.58%	39,388
2012	11.994236	14.067617	17.29%	47,703
2011	12.775674	11.994236	-6.12%	43,305
2010	11.345457	12.775674	12.61%	45,145
2009	8.877511	11.345457	27.80%	42,924
2008	14.709772	8.877511	-39.65%	52,893
2007	15.903032	14.709772	-7.50%	57,294
2006	13.935435	15.903032	14.12%	75,573
2005	13.450952	13.935435	3.60%	77,707
2004	12.296362	13.450952	9.39%	76,059
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.455309	19.487062	26.09%	576
2012	12.877022	15.455309	20.02%	641
2011	15.745956	12.877022	-18.22%	713
2010	14.536275	15.745956	8.32%	1,190
2009	11.846845	14.536275	22.70%	1,897
2008	21.470094	11.846845	-44.82%	2,754
2007	20.126048	21.470094	6.68%	8,672
2006	16.005375	20.126048	25.75%	15,477
2005	14.489276	16.005375	10.46%	16,680
2004	12.666032	14.489276	14.39%	18,047
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.726397	20.837701	41.50%	13,317
2012	13.095532	14.726397	12.45%	25,670
2011	16.191350	13.095532	-19.12%	23,763
2010	13.614505	16.191350	18.93%	18,471
2009	8.437519	13.614505	61.36%	16,574
2008	13.611018	8.437519	-38.01%	13,372
2007	13.103151	13.611018	3.88%	18,361
2006	12.622775	13.103151	3.81%	28,010
2005	12.130370	12.622775	4.06%	31,181
2004	11.730953	12.130370	3.40%	22,956
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.754064	21.862749	48.18%	374,157
2012	11.440381	14.754064	28.96%	243,677
2011	10.526842	11.440381	8.68%	119,747
2010*	10.000000	10.526842	5.27%	23,014

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.471297	12.206768	-2.12%	206,222
2012	11.601585	12.471297	7.50%	231,020
2011	11.179657	11.601585	3.77%	251,881
2010	10.626812	11.179657	5.20%	268,288
2009	9.868405	10.626812	7.69%	277,269
2008	11.194198	9.868405	-11.84%	1,511,339
2007	10.807431	11.194198	3.58%	1,919,676
2006	10.599662	10.807431	1.96%	635,954
2005	10.358581	10.599662	2.33%	124,323
2004	10.109894	10.358581	2.46%	65,240
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	24.324544	21.850525	-10.17%	2,727
2012	20.961342	24.324544	16.04%	2,898
2011	19.919197	20.961342	5.23%	3,274
2010	18.436694	19.919197	8.04%	2,434
2009	14.392771	18.436694	28.10%	4,256
2008	17.195289	14.392771	-16.30%	5,675
2007	16.417647	17.195289	4.74%	7,066
2006	15.049526	16.417647	9.09%	14,910
2005	13.631514	15.049526	10.40%	16,792
2004	12.578333	13.631514	8.37%	23,708
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.719512	10.576837	8.82%	124,489
2012*	10.000000	9.719512	-2.80%	153,347
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.623642	10.449910	8.59%	222,617
2012*	10.000000	9.623642	-3.76%	67,972
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.287702	24.090041	47.90%	176,105
2012	15.337524	16.287702	6.20%	176,620
2011	16.329136	15.337524	-6.07%	191,354
2010	13.083275	16.329136	24.81%	218,052
2009	8.706050	13.083275	50.28%	58,000

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	127
2010	12.588102	13.965093	10.94%	9,398
2009	10.635157	12.588102	18.36%	23,960
2008	18.234239	10.635157	-41.67%	31,475
2007	17.682415	18.234239	3.12%	33,011
2006	15.368090	17.682415	15.06%	39,657
2005	14.938595	15.368090	2.88%	46,515
2004	13.656648	14.938595	9.39%	51,089
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.498981	31.809470	35.37%	22,841
2012	20.169062	23.498981	16.51%	24,304
2011	22.441763	20.169062	-10.13%	25,866
2010	18.025144	22.441763	24.50%	26,771
2009	12.847226	18.025144	40.30%	13,551
2008	20.330966	12.847226	-36.81%	12,138
2007	20.362893	20.330966	-0.16%	9,099
2006	18.128936	20.362893	12.32%	6,705
2005	17.285895	18.128936	4.88%	6,286
2004	14.760375	17.285895	17.11%	6,403
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.130211	11.151988	10.09%	3,044
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.624601	13.163643	-9.99%	132,031
2012	13.847781	14.624601	5.61%	176,799
2011	12.599605	13.847781	9.91%	199,633
2010	12.187068	12.599605	3.39%	217,767
2009	11.243069	12.187068	8.40%	203,248
2008	11.616236	11.243069	-3.21%	191,938
2007	10.787966	11.616236	7.68%	129,991
2006	10.797069	10.787966	-0.08%	169,675
2005	10.808802	10.797069	-0.11%	159,322
2004	10.386599	10.808802	4.06%	94,166
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	1,313
2010	12.791734	14.324589	11.98%	5,721
2009	11.043504	12.791734	15.83%	13,998
2008	17.203758	11.043504	-35.81%	20,325
2007	17.570143	17.203758	-2.09%	31,546
2006	15.292793	17.570143	14.89%	32,385
2005	14.876592	15.292793	2.80%	40,379
2004	13.436555	14.876592	10.72%	39,653

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.687623	20.042136	27.76%	38,008
2012	13.724321	15.687623	14.31%	50,774
2011	14.072724	13.724321	-2.48%	55,059
2010	12.026450	14.072724	17.01%	58,430
2009	9.420649	12.026450	27.66%	55,276
2008	12.688800	9.420649	-25.76%	46,533
2007	13.223600	12.688800	-4.04%	51,748
2006	11.182961	13.223600	18.25%	33,621
2005*	10.000000	11.182961	11.83%	7,981
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.325434	14.994880	12.53%	131,911
2012	12.321456	13.325434	8.15%	145,398
2011	13.000998	12.321456	-5.23%	177,513
2010	12.043434	13.000998	7.95%	168,572
2009*	10.000000	12.043434	20.43%	36,962
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.515604	32.544252	38.39%	21,092
2012	20.658938	23.515604	13.83%	28,018
2011	20.887287	20.658938	-1.09%	37,397
2010	16.878256	20.887287	23.75%	40,864
2009	13.726260	16.878256	22.96%	24,705
2008	20.202242	13.726260	-32.06%	24,733
2007	20.678506	20.202242	-2.30%	31,626
2006	18.376258	20.678506	12.53%	32,175
2005	17.423346	18.376258	5.47%	21,846
2004	14.534647	17.423346	19.87%	15,514
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.919025	21.915734	29.53%	82,010
2012	14.898131	16.919025	13.56%	78,579
2011	14.906019	14.898131	-0.05%	105,209
2010	13.232351	14.906019	12.65%	154,695
2009	10.674260	13.232351	23.97%	183,844
2008	17.316115	10.674260	-38.36%	201,767
2007	16.771098	17.316115	3.25%	212,484
2006	14.801006	16.771098	13.31%	204,144
2005	14.409719	14.801006	2.72%	185,782
2004	13.276956	14.409719	8.53%	138,076

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.460762	20.748953	18.83%	38,125
2012	16.120166	17.460762	8.32%	43,790
2011	15.072767	16.120166	6.95%	41,602
2010	13.321316	15.072767	13.15%	28,781
2009	11.081494	13.321316	20.21%	31,914
2008	16.032965	11.081494	-30.88%	38,109
2007	15.257937	16.032965	5.08%	40,879
2006	13.349526	15.257937	14.30%	47,791
2005	13.036073	13.349526	2.40%	61,005
2004	12.648103	13.036073	3.07%	46,170
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	2,060
2009	8.481035	10.490067	23.69%	3,755
2008	13.857955	8.481035	-38.80%	3,655
2007	15.883417	13.857955	-12.75%	4,383
2006	15.599935	15.883417	1.82%	4,632
2005	15.025992	15.599935	3.82%	9,434
2004	13.758382	15.025992	9.21%	9,390
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.416376	16.463274	14.20%	0
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
2010	12.898309	14.335746	11.14%	838
2009	11.578706	12.898309	11.40%	1,062
2008	16.739323	11.578706	-30.83%	1,062
2007	15.524848	16.739323	7.82%	1,062
2006	13.632999	15.524848	13.88%	4,602
2005	13.630001	13.632999	0.02%	5,077
2004	12.938731	13.630001	5.34%	6,213
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.483014	13.360071	-0.91%	11,071
2012	12.526479	13.483014	7.64%	13,024
2011	12.487507	12.526479	0.31%	38,573
2010	11.725828	12.487507	6.50%	78,668
2009	9.922522	11.725828	18.17%	115,840
2008	10.913274	9.922522	-9.08%	121,436
2007	10.554827	10.913274	3.40%	134,286
2006	10.326635	10.554827	2.21%	175,699
2005	10.396791	10.326635	-0.67%	182,166
2004	10.231557	10.396791	1.61%	115,052

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.096219	14.579871	11.33%	137,635
2012	11.934095	13.096219	9.74%	104,020
2011	12.185958	11.934095	-2.07%	99,062
2010	11.009109	12.185958	10.69%	129,081
2009	9.030532	11.009109	21.91%	45,099
2008	12.270447	9.030532	-26.40%	16,743
2007	11.508159	12.270447	6.62%	15,990
2006	10.677738	11.508159	7.78%	7,304
2005*	10.000000	10.677738	6.78%	1,160
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.243470	15.061455	13.73%	203,246
2012	11.909512	13.243470	11.20%	223,332
2011	12.261133	11.909512	-2.87%	251,303
2010	10.904247	12.261133	12.44%	252,714
2009	8.624928	10.904247	26.43%	157,379
2008	13.050422	8.624928	-33.91%	104,507
2007	12.067730	13.050422	8.14%	124,385
2006	10.983946	12.067730	9.87%	34,536
2005*	10.000000	10.983946	9.84%	33,339
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.144174	15.694928	19.41%	386
2012	11.603570	13.144174	13.28%	1,885
2011	12.141367	11.603570	-4.43%	3,117
2010	10.652237	12.141367	13.98%	3,301
2009	8.256627	10.652237	29.01%	5,857
2008	13.578595	8.256627	-39.19%	6,318
2007	12.430320	13.578595	9.24%	6,016
2006	11.191771	12.430320	11.07%	1,302
2005*	10.000000	11.191771	11.92%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.083805	19.637967	22.10%	30,792
2012	15.615016	16.083805	3.00%	50,690
2011	16.747282	15.615016	-6.76%	71,157
2010	14.290426	16.747282	17.19%	86,537
2009	9.846095	14.290426	45.14%	93,440
2008	21.957844	9.846095	-55.16%	90,073
2007	15.330811	21.957844	43.23%	97,337
2006	13.366391	15.330811	14.70%	62,117
2005*	10.000000	13.366391	33.66%	20,696

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.904240	21.251873	25.72%	64,787
2012	14.684086	16.904240	15.12%	79,383
2011	14.832803	14.684086	-1.00%	133,468
2010	13.123762	14.832803	13.02%	207,954
2009	10.273769	13.123762	27.74%	244,038
2008	18.267085	10.273769	-43.76%	278,969
2007	18.341851	18.267085	-0.41%	322,022
2006	15.549744	18.341851	17.96%	372,852
2005	14.975649	15.549744	3.83%	339,147
2004	13.689096	14.975649	9.40%	238,766
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.702413	22.340738	33.76%	43,227
2012	14.845147	16.702413	12.51%	47,579
2011	15.098585	14.845147	-1.68%	63,467
2010	12.394179	15.098585	21.82%	85,141
2009	9.848087	12.394179	25.85%	91,396
2008	19.004321	9.848087	-48.18%	90,895
2007	15.257253	19.004321	24.56%	110,740
2006	14.555865	15.257253	4.82%	85,104
2005	14.027481	14.555865	3.77%	70,296
2004	13.830954	14.027481	1.42%	61,353
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.813877	13.305010	-3.68%	387,880
2012	13.300838	13.813877	3.86%	447,251
2011	12.634498	13.300838	5.27%	527,143
2010	11.944844	12.634498	5.77%	613,138
2009	10.518145	11.944844	13.56%	783,328
2008	11.078071	10.518145	-5.05%	746,077
2007	10.822894	11.078071	2.36%	770,992
2006	10.566867	10.822894	2.42%	363,094
2005	10.543870	10.566867	0.22%	169,468
2004	10.289636	10.543870	2.47%	86,878
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.054250	34.815999	33.63%	74,023
2012	23.124802	26.054250	12.67%	93,047
2011	26.374436	23.124802	-12.32%	129,826
2010	20.857274	26.374436	26.45%	167,163
2009	15.174819	20.857274	37.45%	148,620
2008	25.548950	15.174819	-40.60%	150,210
2007	22.524947	25.548950	13.43%	160,979
2006	20.374726	22.524947	10.55%	163,733
2005	17.553083	20.374726	16.07%	136,928
2004	14.317299	17.553083	22.60%	86,744

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	4,509
2009	14.135600	17.547585	24.14%	5,194
2008	25.648120	14.135600	-44.89%	7,610
2007	22.281112	25.648120	15.11%	13,814
2006	19.235244	22.281112	15.83%	14,438
2005	16.464488	19.235244	16.83%	17,071
2004	14.773707	16.464488	11.44%	17,986
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.535043	16.045693	28.01%	43,894
2012	10.581819	12.535043	18.46%	58,056
2011	13.023929	10.581819	-18.75%	84,868
2010	11.736903	13.023929	10.97%	104,310
2009	9.456278	11.736903	24.12%	90,177
2008	17.153400	9.456278	-44.87%	78,236
2007	14.900646	17.153400	15.12%	78,682
2006	12.859292	14.900646	15.87%	100,479
2005	11.010757	12.859292	16.79%	75,826
2004*	10.000000	11.010757	10.11%	30,568
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.808749	29.203666	28.04%	559
2012	18.252309	22.808749	24.96%	5,681
2011	20.401827	18.252309	-10.54%	8,424
2010	16.419302	20.401827	24.26%	16,612
2009	10.623298	16.419302	54.56%	19,671
2008	22.174284	10.623298	-52.09%	22,990
2007	21.384742	22.174284	3.69%	28,488
2006	18.742199	21.384742	14.10%	28,325
2005	18.604251	18.742199	0.74%	27,300
2004	16.616684	18.604251	11.96%	28,255
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.043302	12.225632	21.73%	10,491
2012	8.854528	10.043302	13.43%	4,740
2011	9.143771	8.854528	-3.16%	10,121
2010	8.432430	9.143771	8.44%	11,080
2009	6.582545	8.432430	28.10%	7,827
2008*	10.000000	6.582545	-34.17%	5,643

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.910664	14.467906	12.06%	73,247
2012	11.653327	12.910664	10.79%	87,641
2011	11.572490	11.653327	0.70%	116,319
2010	10.443102	11.572490	10.81%	141,726
2009	7.830809	10.443102	33.36%	140,837
2008	11.319149	7.830809	-30.82%	129,097
2007	11.093323	11.319149	2.04%	97,217
2006*	10.000000	11.093323	10.93%	82,485
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	18.156779	23.158997	27.55%	1,226
2012	16.489655	18.156779	10.11%	21,221
2011	15.816861	16.489655	4.25%	62,056
2010	13.330123	15.816861	18.66%	127,181
2009	11.550423	13.330123	15.41%	159,697
2008	16.110330	11.550423	-28.30%	179,031
2007	16.834586	16.110330	-4.30%	190,708
2006	14.613875	16.834586	15.20%	217,518
2005	14.366106	14.613875	1.72%	219,523
2004	13.159690	14.366106	9.17%	138,347
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.055596	32.232450	33.99%	66,876
2012	20.660964	24.055596	16.43%	86,956
2011	21.827702	20.660964	-5.35%	117,084
2010	17.308677	21.827702	26.11%	140,889
2009	13.626214	17.308677	27.02%	176,961
2008	20.684706	13.626214	-34.12%	61,995
2007	21.546487	20.684706	-4.00%	68,999
2006	18.726904	21.546487	15.06%	74,407
2005	17.505456	18.726904	6.98%	68,898
2004	14.383471	17.505456	21.71%	45,911
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	225
2010	18.609404	19.841210	6.62%	5,260
2009	13.807096	18.609404	34.78%	9,908
2008	23.546943	13.807096	-41.36%	13,048
2007	20.738490	23.546943	13.54%	22,494
2006	17.362045	20.738490	19.45%	25,294
2005	16.023099	17.362045	8.36%	29,734
2004	13.745055	16.023099	16.57%	37,753
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.885040	-1.15%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.056154	12.155714	20.88%	5,152
2012	8.966729	10.056154	12.15%	6,201
2011	10.307723	8.966729	-13.01%	4,475
2010*	10.000000	10.307723	3.08%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.260459	17.204761	29.74%	7,131
2012	10.995515	13.260459	20.60%	3,840
2011	11.282380	10.995515	-2.54%	7,968
2010*	10.000000	11.282380	12.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.622621	13.230134	37.49%	2,310
2012*	10.000000	9.622621	-3.77%	3,344
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.935147	12.552587	26.35%	2,239
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.716985	13.054812	34.35%	9,676
2012*	10.000000	9.716985	-2.83%	20,199
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.529317	16.650245	23.07%	43,192
2012	11.543254	13.529317	17.21%	55,107
2011	12.647958	11.543254	-8.73%	86,108
2010	11.833436	12.647958	6.88%	83,402
2009*	10.000000	11.833436	18.33%	35,896
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.789629	11.725794	8.68%	23,551
2012*	10.000000	10.789629	7.90%	38,496
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.044239	12.836009	27.79%	5,505
2012*	10.000000	10.044239	0.44%	8,371

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	275
2010	15.596971	16.585253	6.34%	5,989
2009	12.628010	15.596971	23.51%	39,219
2008	15.296614	12.628010	-17.45%	36,002
2007	14.103710	15.296614	8.46%	46,266
2006	12.987069	14.103710	8.60%	46,736
2005	12.264747	12.987069	5.89%	51,740
2004	11.515483	12.264747	6.51%	54,434
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.173835	27.256491	28.73%	42,527
2012	17.382589	21.173835	21.81%	46,255
2011	18.992013	17.382589	-8.47%	62,098
2010	18.135409	18.992013	4.72%	79,558
2009	12.628535	18.135409	43.61%	54,851
2008	23.057716	12.628535	-45.23%	28,246
2007	17.159960	23.057716	34.37%	22,114
2006	15.989434	17.159960	7.32%	5,792
2005	14.443288	15.989434	10.70%	9,514
2004	12.448743	14.443288	16.02%	7,496
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.936310	13.230980	33.16%	3,465
2012*	10.000000	9.936310	-0.64%	3,159
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.804798	33.499463	12.40%	20,259
2012	26.776690	29.804798	11.31%	27,115
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	600
2009	18.581296	32.725021	76.12%	1,546
2008	39.550946	18.581296	-53.02%	1,656
2007	31.415594	39.550946	25.90%	1,656
2006	21.783453	31.415594	44.22%	1,744
2005	16.786144	21.783453	29.77%	2,249
2004	14.380462	16.786144	16.73%	2,341
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.909676	21.629013	27.91%	2,901
2012	14.735651	16.909676	14.75%	9,079
2011	14.927118	14.735651	-1.28%	17,993
2010	13.532917	14.927118	10.30%	20,712
2009	9.892430	13.532917	36.80%	26,443
2008	15.961113	9.892430	-38.02%	30,666
2007	14.618661	15.961113	9.18%	32,132
2006	13.851478	14.618661	5.54%	38,188
2005	13.512077	13.851478	2.51%	39,249
2004	12.606092	13.512077	7.19%	23,909

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.203835	14.172082	38.89%	7,626
2012*	10.000000	10.203835	2.04%	1,365
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.879545	25.177682	33.36%	168,767
2012	16.565938	18.879545	13.97%	212,281
2011	16.922218	16.565938	-2.11%	264,157
2010	15.470701	16.922218	9.38%	292,430
2009	12.846129	15.470701	20.43%	343,269
2008	19.420875	12.846129	-33.85%	75,132
2007	18.354658	19.420875	5.81%	69,693
2006	15.486129	18.354658	18.52%	44,722
2005	14.788799	15.486129	4.72%	26,814
2004	13.095420	14.788799	12.93%	20,191
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.812291	14.827911	25.53%	52,757
2012	10.360352	11.812291	14.01%	29,522
2011	10.724430	10.360352	-3.39%	30,976
2010*	10.000000	10.724430	7.24%	11,116
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.136450	12.901183	27.28%	3,071
2012	9.058584	10.136450	11.90%	5,924
2011*	10.000000	9.058584	-9.41%	3,062
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.366307	19.899468	29.50%	84,604
2012	13.652497	15.366307	12.55%	119,158
2011	13.813869	13.652497	-1.17%	174,812
2010	12.412989	13.813869	11.29%	234,435
2009*	10.000000	12.412989	24.13%	120
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.370678	13.787099	21.25%	2,449,323
2012	9.991547	11.370678	13.80%	2,449,342
2011	10.065308	9.991547	-0.73%	2,590,848
2010	9.136156	10.065308	10.17%	2,760,180
2009	7.527012	9.136156	21.38%	1,804,426
2008	10.898553	7.527012	-30.94%	1,220,949
2007	10.441173	10.898553	4.38%	748,549
2006*	10.000000	10.441173	4.41%	133,340

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.548489	11.065597	-4.18%	451,006
2012	11.187080	11.548489	3.23%	413,654
2011	10.758440	11.187080	3.98%	422,322
2010	10.320671	10.758440	4.24%	492,167
2009	9.356954	10.320671	10.30%	317,307
2008	10.556053	9.356954	-11.36%	215,230
2007	10.423276	10.556053	1.27%	87,198
2006*	10.000000	10.423276	4.23%	13,730
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.882881	15.034179	26.52%	95,384
2012	9.896797	11.882881	20.07%	130,872
2011	11.095465	9.896797	-10.80%	138,751
2010	10.136054	11.095465	9.47%	146,166
2009	7.278126	10.136054	39.27%	132,096
2008	12.060105	7.278126	-39.65%	77,073
2007	10.723164	12.060105	12.47%	80,162
2006*	10.000000	10.723164	7.23%	12,160
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.627978	13.547789	27.47%	192,922
2012	9.204869	10.627978	15.46%	231,817
2011	9.819331	9.204869	-6.26%	258,714
2010	8.447133	9.819331	16.24%	277,735
2009	6.188730	8.447133	36.49%	211,177
2008	11.280075	6.188730	-45.14%	279,995
2007	10.250695	11.280075	10.04%	219,472
2006*	10.000000	10.250695	2.51%	86,222
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.254218	12.102238	30.78%	405,810
2012	8.038264	9.254218	15.13%	451,439
2011	8.359747	8.038264	-3.85%	500,893
2010	7.659289	8.359747	9.15%	578,631
2009	5.958951	7.659289	28.53%	334,680
2008	9.782890	5.958951	-39.09%	159,421
2007*	10.000000	9.782890	-2.17%	18,888
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	192
2011	16.222119	16.564200	2.11%	7,082
2010	14.576686	16.222119	11.29%	29,735
2009	10.151515	14.576686	43.59%	53,993
2008	14.333947	10.151515	-29.18%	60,358
2007	14.132721	14.333947	1.42%	71,223
2006	12.991591	14.132721	8.78%	79,043
2005	12.901837	12.991591	0.70%	91,791
2004	11.915207	12.901837	8.28%	91,127

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.187714	22.871470	33.07%	83,039
2012	14.789355	17.187714	16.22%	107,032
2011	15.430371	14.789355	-4.15%	123,781
2010	13.589996	15.430371	13.54%	137,624
2009	10.772704	13.589996	26.15%	114,918
2008	17.447646	10.772704	-38.26%	162,943
2007	18.216874	17.447646	-4.22%	346,921
2006	16.027747	18.216874	13.66%	210,874
2005	15.676431	16.027747	2.24%	61,469
2004	13.613463	15.676431	15.15%	35,051
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.687989	12.264459	41.17%	11,492
2012	7.561134	8.687989	14.90%	17,452
2011	8.702060	7.561134	-13.11%	15,818
2010	7.668162	8.702060	13.48%	25,988
2009	5.097178	7.668162	50.44%	23,461
2008*	10.000000	5.097178	-49.03%	948
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.987496	13.609689	36.27%	224,377
2012	9.117565	9.987496	9.54%	274,458
2011	9.583187	9.117565	-4.86%	331,445
2010	7.885821	9.583187	21.52%	339,568
2009	6.108107	7.885821	29.10%	590,501
2008*	10.000000	6.108107	-38.92%	714,321
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.583379	12.203446	27.34%	25,667
2012	8.389357	9.583379	14.23%	36,665
2011	9.110982	8.389357	-7.92%	29,081
2010	8.058507	9.110982	13.06%	32,849
2009	6.342067	8.058507	27.06%	5,821
2008*	10.000000	6.342067	-36.58%	1,813
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.714519	12.082298	12.77%	663,329
2012	9.809665	10.714519	9.22%	704,472
2011	10.109875	9.809665	-2.97%	739,177
2010	9.310557	10.109875	8.59%	696,872
2009	7.900737	9.310557	17.84%	327,028
2008*	10.000000	7.900737	-20.99%	77,676
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.286396	12.266075	19.25%	736,542
2012	9.203721	10.286396	11.76%	752,729
2011	9.691973	9.203721	-5.04%	787,628
2010	8.768188	9.691973	10.54%	824,834
2009	7.180256	8.768188	22.12%	396,517
2008*	10.000000	7.180256	-28.20%	41,889

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.140023	11.496666	3.20%	484,551
2012	10.537207	11.140023	5.72%	653,466
2011	10.564529	10.537207	-0.26%	578,187
2010	10.057746	10.564529	5.04%	752,180
2009	9.048338	10.057746	11.16%	459,579
2008*	10.000000	9.048338	-9.52%	97,477
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.511275	12.178483	15.86%	1,290,031
2012	9.511460	10.511275	10.51%	1,369,769
2011	9.901666	9.511460	-3.94%	1,465,971
2010	9.039810	9.901666	9.53%	1,692,000
2009	7.537235	9.039810	19.94%	886,230
2008*	10.000000	7.537235	-24.63%	383,870
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.994167	12.215547	22.23%	735,557
2012	8.868653	9.994167	12.69%	795,451
2011	9.459031	8.868653	-6.24%	849,913
2010	8.487804	9.459031	11.44%	894,204
2009	6.818051	8.487804	24.49%	495,866
2008*	10.000000	6.818051	-31.82%	361,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.908749	11.934538	9.40%	666,914
2012	10.079800	10.908749	8.22%	771,092
2011	10.276328	10.079800	-1.91%	784,069
2010	9.582985	10.276328	7.24%	835,652
2009	8.279837	9.582985	15.74%	326,395
2008*	10.000000	8.279837	-17.20%	130,685
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.157146	11.702042	-3.74%	111,980
2012	11.500995	12.157146	5.71%	140,120
2011	11.006772	11.500995	4.49%	149,647
2010	10.481000	11.006772	5.02%	173,490
2009	9.813706	10.481000	6.80%	273,340
2008*	10.000000	9.813706	-1.86%	5,739

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.137892	12.656385	-3.67%	16,667
2012	12.471155	13.137892	5.35%	40,461
2011	11.956729	12.471155	4.30%	43,519
2010	11.244874	11.956729	6.33%	39,199
2009	9.819515	11.244874	14.52%	39,221
2008*	10.000000	9.819515	-1.80%	6,715
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	14
2010	32.657388	37.229942	14.00%	1,144
2009	20.360188	32.657388	60.40%	1,333
2008	49.209721	20.360188	-58.63%	1,527
2007	34.464366	49.209721	42.78%	2,575
2006	25.705754	34.464366	34.07%	2,808
2005	19.750194	25.705754	30.15%	3,909
2004	16.673844	19.750194	18.45%	4,183
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.092624	12.354370	-5.64%	293,546
2012	12.917941	13.092624	1.35%	347,598
2011	12.245623	12.917941	5.49%	391,725
2010	11.882832	12.245623	3.05%	496,429
2009	11.765862	11.882832	0.99%	726,588
2008	11.105910	11.765862	5.94%	879,665
2007	10.538811	11.105910	5.38%	735,202
2006	10.368679	10.538811	1.64%	337,858
2005	10.208975	10.368679	1.56%	199,669
2004	10.052319	10.208975	1.56%	107,512
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.731207	8.939087	15.62%	14,537
2012	6.822389	7.731207	13.32%	32,484
2011	7.707380	6.822389	-11.48%	50,338
2010	6.934844	7.707380	11.14%	50,218
2009	5.446997	6.934844	27.31%	48,447
2008*	10.000000	5.446997	-45.53%	8,855
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.691317	10.344002	19.02%	12,962
2012	7.475938	8.691317	16.26%	12,536
2011	8.721870	7.475938	-14.29%	14,408
2010	8.257188	8.721870	5.63%	10,049
2009	6.528074	8.257188	26.49%	11,872
2008	11.663775	6.528074	-44.03%	17,533
2007	10.842547	11.663775	7.57%	9,677
2006*	10.000000	10.842547	8.43%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.458503	23.100556	25.15%	3,888
2012	16.193584	18.458503	13.99%	25,557
2011	17.138514	16.193584	-5.51%	60,627
2010	15.201973	17.138514	12.74%	64,714
2009	12.151200	15.201973	25.11%	83,581
2008	19.563127	12.151200	-37.89%	151,542
2007	18.774488	19.563127	4.20%	224,245
2006	16.333409	18.774488	14.95%	214,063
2005	15.386263	16.333409	6.16%	122,846
2004	13.719936	15.386263	12.15%	95,251
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.271239	14.804424	11.55%	321,771
2012	12.336491	13.271239	7.58%	278,334
2011	12.433015	12.336491	-0.78%	175,651
2010	11.511714	12.433015	8.00%	179,150
2009*	10.000000	11.511714	15.12%	25,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.304216	16.810804	17.52%	363,999
2012	12.957463	14.304216	10.39%	359,493
2011	13.298836	12.957463	-2.57%	393,587
2010	12.069770	13.298836	10.18%	380,578
2009*	10.000000	12.069770	20.70%	158,983
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.134348	13.541776	3.10%	256,896
2012	12.698037	13.134348	3.44%	390,431
2011	12.542960	12.698037	1.24%	473,498
2010	12.043663	12.542960	4.15%	496,151
2009	11.225891	12.043663	7.28%	512,535
2008	12.145775	11.225891	-7.57%	522,201
2007	11.719973	12.145775	3.63%	423,244
2006	11.224201	11.719973	4.42%	320,803
2005	11.046699	11.224201	1.61%	320,054
2004	10.732694	11.046699	2.93%	291,310
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.723588	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.048214	18.407859	14.70%	777,873
2012	14.725918	16.048214	8.98%	1,075,025
2011	14.978498	14.725918	-1.69%	1,232,951
2010	13.731095	14.978498	9.08%	1,461,679
2009	11.718969	13.731095	17.17%	1,531,811
2008	15.514431	11.718969	-24.46%	1,314,624
2007	14.931111	15.514431	3.91%	1,479,998
2006	13.633120	14.931111	9.52%	1,289,386
2005	13.157999	13.633120	3.61%	1,003,877
2004	12.213989	13.157999	7.73%	532,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.578460	21.157248	20.36%	758,035
2012	15.712035	17.578460	11.88%	888,445
2011	16.322204	15.712035	-3.74%	1,161,869
2010	14.708180	16.322204	10.97%	1,253,105
2009	12.022368	14.708180	22.34%	1,276,467
2008	17.817437	12.022368	-32.52%	1,185,016
2007	17.068231	17.817437	4.39%	1,084,121
2006	15.150749	17.068231	12.66%	705,022
2005	14.386732	15.150749	5.31%	442,028
2004	13.049930	14.386732	10.24%	289,293
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.750895	16.030088	8.67%	278,165
2012	13.882794	14.750895	6.25%	416,874
2011	13.829933	13.882794	0.38%	438,953
2010	12.958277	13.829933	6.73%	522,515
2009	11.500971	12.958277	12.67%	486,281
2008	13.764795	11.500971	-16.45%	473,176
2007	13.222235	13.764795	4.10%	416,738
2006	12.399089	13.222235	6.64%	440,672
2005	12.065285	12.399089	2.77%	456,279
2004	11.448112	12.065285	5.39%	359,568
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.369911	20.601502	34.04%	148,593
2012	13.197181	15.369911	16.46%	224,600
2011	13.761488	13.197181	-4.10%	329,249
2010	12.894070	13.761488	6.73%	469,366
2009*	10.000000	12.894070	28.94%	6,634

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.714870	31.031799	30.85%	23,205
2012	20.526948	23.714870	15.53%	24,371
2011	21.415526	20.526948	-4.15%	38,345
2010	17.253715	21.415526	24.12%	47,206
2009	12.828119	17.253715	34.50%	69,447
2008	20.529456	12.828119	-37.51%	81,335
2007	19.408542	20.529456	5.78%	89,353
2006	17.957407	19.408542	8.08%	87,416
2005	16.287185	17.957407	10.25%	80,729
2004	14.309252	16.287185	13.82%	62,423
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.868965	9.706126	-1.65%	332,537
2012	10.034988	9.868965	-1.65%	487,381
2011	10.202869	10.034988	-1.65%	727,414
2010	10.374022	10.202869	-1.65%	544,779
2009	10.543640	10.374022	-1.61%	682,027
2008	10.504794	10.543640	0.37%	1,019,955
2007	10.193460	10.504794	3.05%	490,299
2006	9.914831	10.193460	2.81%	465,587
2005	9.818741	9.914831	0.98%	157,988
2004	9.903114	9.818741	-0.85%	145,863
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.114071	14.697545	-2.76%	98,151
2012	13.691103	15.114071	10.39%	94,444
2011	13.188528	13.691103	3.81%	131,500
2010	12.125890	13.188528	8.76%	157,748
2009	9.912580	12.125890	22.33%	149,609
2008	12.186044	9.912580	-18.66%	133,576
2007	11.843820	12.186044	2.89%	132,497
2006	11.486246	11.843820	3.11%	130,063
2005	11.429252	11.486246	0.50%	123,547
2004	10.908261	11.429252	4.78%	62,570
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.164052	10.912556	19.08%	261,005
2013	9.164052	10.912556	19.08%	261,005
2012	8.066245	9.164052	13.61%	326,493
2011	9.074632	8.066245	-11.11%	360,600
2010	8.107496	9.074632	11.93%	399,962
2009	6.056612	8.107496	33.86%	594,486
2008*	10.000000	6.056612	-39.43%	615,831

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	1,168
2009	11.417680	14.542878	27.37%	1,490
2008	21.691786	11.417680	-47.36%	2,094
2007	21.476067	21.691786	1.00%	2,101
2006	17.838983	21.476067	20.39%	2,173
2005	16.225077	17.838983	9.95%	2,177
2004	13.747723	16.225077	18.02%	2,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.869637	13.047356	32.20%	151,424
2012	8.640935	9.869637	14.22%	186,975
2011	9.079086	8.640935	-4.83%	231,800
2010	8.002281	9.079086	13.46%	293,835
2009	6.290201	8.002281	27.22%	377,470
2008*	10.000000	6.290201	-37.10%	2,694
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.318191	12.374602	32.80%	49,186
2012	8.057449	9.318191	15.65%	53,022
2011	8.723860	8.057449	-7.64%	64,306
2010	7.867363	8.723860	10.89%	94,162
2009	6.278351	7.867363	25.31%	113,050
2008*	10.000000	6.278351	-37.22%	18,659
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.183767	13.882497	36.32%	172,284
2012	9.032284	10.183767	12.75%	224,286
2011	9.611325	9.032284	-6.02%	276,572
2010	7.727184	9.611325	24.38%	312,790
2009	6.200757	7.727184	24.62%	462,347
2008*	10.000000	6.200757	-37.99%	243,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.091371	14.800321	33.44%	138,252
2012	9.693418	11.091371	14.42%	188,232
2011	10.089948	9.693418	-3.93%	213,478
2010	8.575528	10.089948	17.66%	233,567
2009	6.683090	8.575528	28.32%	332,285
2008*	10.000000	6.683090	-33.17%	451,221

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.512400	21.961929	41.58%	11,005
2012	13.947162	15.512400	11.22%	6,694
2011	14.303860	13.947162	-2.49%	11,578
2010	11.625185	14.303860	23.04%	19,546
2009	9.293609	11.625185	25.09%	20,796
2008	17.675330	9.293609	-47.42%	21,700
2007	16.414091	17.675330	7.68%	25,191
2006	16.204980	16.414091	1.29%	35,721
2005	15.293035	16.204980	5.96%	30,812
2004	13.740197	15.293035	11.30%	5,825
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.036487	31.724661	37.71%	9,695
2012	19.470383	23.036487	18.32%	23,666
2011	20.938218	19.470383	-7.01%	22,966
2010	16.832803	20.938218	24.39%	32,981
2009	13.598602	16.832803	23.78%	37,486
2008	20.424240	13.598602	-33.42%	36,056
2007	22.387257	20.424240	-8.77%	34,884
2006	19.438441	22.387257	15.17%	33,310
2005	19.228790	19.438441	1.09%	35,257
2004	16.711034	19.228790	15.07%	19,954
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.476771	29.688039	38.23%	21,949
2012	18.952108	21.476771	13.32%	32,436
2011	20.456564	18.952108	-7.35%	43,095
2010	16.642299	20.456564	22.92%	59,450
2009	12.587633	16.642299	32.21%	75,385
2008	20.762641	12.587633	-39.37%	123,234
2007	20.720355	20.762641	0.20%	131,889
2006	18.851589	20.720355	9.91%	100,445
2005	17.112344	18.851589	10.16%	58,409
2004	14.647889	17.112344	16.82%	43,776
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.372947	19.774667	28.63%	148,048
2012	13.730201	15.372947	11.96%	194,759
2011	13.907484	13.730201	-1.27%	227,131
2010	12.489164	13.907484	11.36%	254,581
2009	10.113918	12.489164	23.48%	391,257
2008	17.612883	10.113918	-42.58%	482,967
2007	16.599700	17.612883	6.10%	418,132
2006	14.882948	16.599700	11.54%	202,418
2005	14.136709	14.882948	5.28%	26,651
2004	13.122737	14.136709	7.73%	14,606

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.834078	10.943023	1.01%	38,150
2012	9.531130	10.834078	13.67%	55,799
2011	9.130237	9.531130	4.39%	84,425
2010	7.150814	9.130237	27.68%	153,302
2009	5.570904	7.150814	28.36%	182,728
2008*	10.000000	5.570904	-44.29%	5,079
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.671121	16.71%	11,865
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.584447	10.420778	-1.55%	32,211
2012	10.396146	10.584447	1.81%	40,052
2011	10.434627	10.396146	-0.37%	51,079
2010	10.358995	10.434627	0.73%	96,359
2009	9.833644	10.358995	5.34%	99,535
2008*	10.000000	9.833644	-1.66%	27,683
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.539903	25.40%	1,085
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.654891	16.128251	18.11%	210,091
2012	11.612565	13.654891	17.59%	265,133
2011	13.482517	11.612565	-13.87%	299,862
2010	12.890526	13.482517	4.59%	275,235
2009*	10.000000	12.890526	28.91%	416,298
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.464186	10.355016	-1.04%	174,547
2012	10.171757	10.464186	2.87%	242,178
2011	10.312153	10.171757	-1.36%	278,444
2010	9.958833	10.312153	3.55%	330,836
2009	8.935105	9.958833	11.46%	422,606
2008	10.494300	8.935105	-14.86%	675,521
2007	10.185319	10.494300	3.03%	642,103
2006	9.938135	10.185319	2.49%	338,153
2005	9.960634	9.938135	-0.23%	164,060
2004	10.049442	9.960634	-0.88%	99,280

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.584080	19.483643	43.43%	0
2012	12.692842	13.584080	7.02%	53
2011	13.043684	12.692842	-2.69%	1,503
2010	11.087883	13.043684	17.64%	10,894
2009	9.184147	11.087883	20.73%	17,248
2008	15.428808	9.184147	-40.47%	17,213
2007	15.608741	15.428808	-1.15%	18,592
2006	15.078018	15.608741	3.52%	18,872
2005	14.898556	15.078018	1.20%	18,693
2004	13.540292	14.898556	10.03%	17,534
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.412134	22.211196	35.33%	7,388
2012	15.037116	16.412134	9.14%	29,325
2011	15.774822	15.037116	-4.68%	35,879
2010	13.055428	15.774822	20.83%	42,056
2009	10.100282	13.055428	29.26%	45,103
2008	16.959302	10.100282	-40.44%	46,593
2007	16.025299	16.959302	5.83%	525,480
2006	14.329818	16.025299	11.83%	265,185
2005	13.634572	14.329818	5.10%	36,969
2004	12.238102	13.634572	11.41%	10,896
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	604
2010	19.205285	21.854740	13.80%	15,652
2009	14.012825	19.205285	37.06%	35,260
2008	23.878925	14.012825	-41.32%	41,054
2007	22.889771	23.878925	4.32%	49,940
2006	19.829567	22.889771	15.43%	51,955
2005	17.675988	19.829567	12.18%	54,308
2004	15.118336	17.675988	16.92%	58,630
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.145277	9.941266	-2.01%	2,013
2012*	10.000000	10.145277	1.45%	7,570
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.449118	21.263917	29.27%	152,195
2012	14.343366	16.449118	14.68%	200,439
2011	14.629515	14.343366	-1.96%	246,924
2010	12.842381	14.629515	13.92%	290,251
2009	10.201909	12.842381	25.88%	431,489
2008	16.901851	10.201909	-39.64%	495,074
2007	16.501877	16.901851	2.42%	465,116
2006	14.620224	16.501877	12.87%	293,730
2005	14.057759	14.620224	4.00%	103,617
2004	13.095891	14.057759	7.34%	77,701

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.042708	31.869053	38.30%	7,608
2012	19.911734	23.042708	15.72%	12,460
2011	20.739342	19.911734	-3.99%	19,828
2010	17.136073	20.739342	21.03%	28,675
2009	12.728842	17.136073	34.62%	34,877
2008	20.876791	12.728842	-39.03%	149,297
2007	21.528680	20.876791	-3.03%	110,678
2006	19.090561	21.528680	12.77%	62,371
2005	17.691186	19.090561	7.91%	24,082
2004	15.093088	17.691186	17.21%	19,599
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.599374	10.435877	-1.54%	2,369
2012*	10.000000	10.599374	5.99%	2,134
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.873813	11.829924	-8.11%	22,314
2012	12.439490	12.873813	3.49%	21,861
2011	11.665801	12.439490	6.63%	28,172
2010	10.845085	11.665801	7.57%	24,393
2009*	10.000000	10.845085	8.45%	7,780
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.676512	11.457181	-1.88%	227,153
2012	11.227334	11.676512	4.00%	221,369
2011	11.301282	11.227334	-0.65%	250,213
2010	10.924366	11.301282	3.45%	237,074
2009*	10.000000	10.924366	9.24%	212,530
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.747901	10.337277	-3.82%	79,514
2012	9.980493	10.747901	7.69%	119,622
2011*	10.000000	9.980493	-0.20%	24,853
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.930095	18.588300	33.44%	0
2012	11.889085	13.930095	17.17%	169
2011	12.676525	11.889085	-6.21%	13,113
2010	11.268837	12.676525	12.49%	18,414
2009	8.826521	11.268837	27.67%	34,222
2008	14.640181	8.826521	-39.71%	40,294
2007	15.843988	14.640181	-7.60%	51,819
2006	13.897765	15.843988	14.00%	53,958
2005	13.428187	13.897765	3.50%	55,200
2004	12.288020	13.428187	9.28%	44,638

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	42
2008	21.368514	11.778776	-44.88%	1,834
2007	20.051297	21.368514	6.57%	1,859
2006	15.962094	20.051297	25.62%	3,603
2005	14.464749	15.962094	10.35%	3,632
2004	12.657435	14.464749	14.28%	3,680
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.582406	20.613028	41.36%	0
2012	12.980703	14.582406	12.34%	0
2011	16.065673	12.980703	-19.20%	2,485
2010	13.522552	16.065673	18.81%	5,764
2009	8.389042	13.522552	61.19%	9,058
2008	13.546615	8.389042	-38.07%	5,115
2007	13.054478	13.546615	3.77%	5,242
2006	12.588642	13.054478	3.70%	5,311
2005	12.109833	12.588642	3.95%	8,053
2004	11.722996	12.109833	3.30%	7,785
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.714212	21.781571	48.03%	27,427
2012	11.421095	14.714212	28.83%	19,162
2011	10.519755	11.421095	8.57%	20,966
2010*	10.000000	10.519755	5.20%	3,491
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.349362	12.075131	-2.22%	4,602
2012	11.499870	12.349362	7.39%	16,264
2011	11.092882	11.499870	3.67%	26,947
2010	10.555041	11.092882	5.10%	36,109
2009	9.811712	10.555041	7.58%	46,105
2008	11.141221	9.811712	-11.93%	318,022
2007	10.767281	11.141221	3.47%	415,264
2006	10.570988	10.767281	1.86%	179,153
2005	10.341028	10.570988	2.22%	41,150
2004	10.103021	10.341028	2.36%	12,964

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	502
2010	18.306051	19.757979	7.93%	1,062
2009	14.305301	18.306051	27.97%	1,062
2008	17.108171	14.305301	-16.38%	1,369
2007	16.351154	17.108171	4.63%	1,369
2006	15.003777	16.351154	8.98%	1,586
2005	13.603850	15.003777	10.29%	1,655
2004	12.565569	13.603850	8.26%	1,655
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.712890	10.558892	8.71%	24,020
2012*	10.000000	9.712890	-2.87%	31,152
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.617126	10.432226	8.48%	4,093
2012*	10.000000	9.617126	-3.83%	4,223
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.153750	23.867690	47.75%	16,332
2012	15.226889	16.153750	6.09%	11,329
2011	16.227809	15.226889	-6.17%	21,818
2010	13.015289	16.227809	24.68%	22,782
2009	8.669611	13.015289	50.13%	10,613

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.630891	21.992417	32.24%	15,363
2012	14.438026	16.630891	15.19%	18,517
2011	13.853680	14.438026	4.22%	19,749
2010	12.500366	13.853680	10.83%	21,465
2009	10.571782	12.500366	18.24%	23,262
2008	18.144090	10.571782	-41.73%	27,997
2007	17.612985	18.144090	3.02%	28,390
2006	15.323276	17.612985	14.94%	32,877
2005	14.910135	15.323276	2.77%	37,772
2004	13.644490	14.910135	9.28%	37,611
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.263995	31.459395	35.23%	84,733
2012	19.987746	23.263995	16.39%	74,817
2011	22.262631	19.987746	-10.22%	77,076
2010	17.899440	22.262631	24.38%	89,510
2009	12.770620	17.899440	40.16%	65,705
2008	20.230378	12.770620	-36.87%	42,010
2007	20.282891	20.230378	-0.26%	6,220
2006	18.076044	20.282891	12.21%	6,455
2005	17.252945	18.076044	4.77%	7,072
2004	14.747238	17.252945	16.99%	7,681
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.123337	11.133083	9.97%	4,643
2012*	10.000000	10.123337	1.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.476590	13.017171	-10.08%	613,497
2012	13.721610	14.476590	5.50%	720,133
2011	12.497477	13.721610	9.80%	746,810
2010	12.100594	12.497477	3.28%	705,599
2009	11.174654	12.100594	8.29%	662,746
2008	11.557301	11.174654	-3.31%	470,921
2007	10.744215	11.557301	7.57%	239,723
2006	10.764197	10.744215	-0.19%	339,285
2005	10.786832	10.764197	-0.21%	295,358
2004	10.376039	10.786832	3.96%	152,195
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	16.148867	21.496310	33.11%	10,967
2012	14.360944	16.148867	12.45%	9,696
2011	14.210230	14.360944	1.06%	4,465
2010	12.702518	14.210230	11.87%	5,153
2009	10.977647	12.702518	15.71%	5,848
2008	17.118633	10.977647	-35.87%	8,753
2007	17.501112	17.118633	-2.19%	13,112
2006	15.248165	17.501112	14.78%	15,179
2005	14.848231	15.248165	2.69%	24,685
2004	13.424590	14.848231	10.60%	23,037

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.565748	19.866235	27.63%	188,132
2012	13.631589	15.565748	14.19%	203,954
2011	13.991845	13.631589	-2.57%	275,084
2010	11.969492	13.991845	16.90%	311,506
2009	9.385566	11.969492	27.53%	252,684
2008	12.654442	9.385566	-25.83%	209,887
2007	13.201290	12.654442	-4.14%	143,811
2006	11.175422	13.201290	18.13%	64,723
2005*	10.000000	11.175422	11.75%	17,335
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.275810	14.923860	12.41%	226,662
2012	12.288096	13.275810	8.04%	215,771
2011	12.978965	12.288096	-5.32%	261,756
2010	12.035254	12.978965	7.84%	243,037
2009*	10.000000	12.035254	20.35%	75,578
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.197325	21.97%	3,219
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.280544	32.186213	38.25%	167,934
2012	20.473298	23.280544	13.71%	180,601
2011	20.720623	20.473298	-1.19%	218,270
2010	16.760592	20.720623	23.63%	213,675
2009	13.644443	16.760592	22.84%	149,432
2008	20.102320	13.644443	-32.13%	82,430
2007	20.597299	20.102320	-2.40%	46,631
2006	18.322676	20.597299	12.41%	32,919
2005	17.390155	18.322676	5.36%	26,607
2004	14.521723	17.390155	19.75%	17,232
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.749922	21.674639	29.40%	211,269
2012	14.764267	16.749922	13.45%	218,819
2011	14.787085	14.764267	-0.15%	248,510
2010	13.140125	14.787085	12.53%	270,515
2009	10.610643	13.140125	23.84%	281,449
2008	17.230487	10.610643	-38.42%	205,807
2007	16.705238	17.230487	3.14%	195,544
2006	14.757838	16.705238	13.20%	176,749
2005	14.382267	14.757838	2.61%	138,269
2004	13.265137	14.382267	8.42%	95,471

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.286242	20.520692	18.71%	162,239
2012	15.975323	17.286242	8.21%	231,341
2011	14.952491	15.975323	6.84%	266,274
2010	13.228460	14.952491	13.03%	130,576
2009	11.015450	13.228460	20.09%	106,529
2008	15.953656	11.015450	-30.95%	79,530
2007	15.198002	15.953656	4.97%	46,458
2006	13.310580	15.198002	14.18%	40,228
2005	13.011223	13.310580	2.30%	29,982
2004	12.636845	13.011223	2.96%	11,764
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.355199	19.448752	45.63%	11,460
2012	11.305454	13.355199	18.13%	11,919
2011	13.388778	11.305454	-15.56%	866
2010	10.416903	13.388778	28.53%	1,401
2009	8.430458	10.416903	23.56%	1,397
2008	13.789376	8.430458	-38.86%	1,387
2007	15.821007	13.789376	-12.84%	800
2006	15.554423	15.821007	1.71%	11,131
2005	14.997346	15.554423	3.71%	11,816
2004	13.746125	14.997346	9.10%	11,116
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.272246	16.282113	14.08%	1,183
2012	13.203206	14.272246	8.10%	477
2011	14.221336	13.203206	-7.16%	1,681
2010	12.808384	14.221336	11.03%	2,382
2009	11.509681	12.808384	11.28%	3,430
2008	16.656504	11.509681	-30.90%	3,225
2007	15.463850	16.656504	7.71%	3,213
2006	13.593219	15.463850	13.76%	3,323
2005	13.604024	13.593219	-0.08%	3,599
2004	12.927207	13.604024	5.24%	3,559
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.348274	13.213100	-1.01%	160,673
2012	12.413950	13.348274	7.53%	173,212
2011	12.387889	12.413950	0.21%	218,083
2010	11.644119	12.387889	6.39%	239,343
2009	9.863406	11.644119	18.05%	269,457
2008	10.859284	9.863406	-9.17%	317,788
2007	10.513347	10.859284	3.29%	241,518
2006	10.296493	10.513347	2.11%	159,552
2005	10.376971	10.296493	-0.78%	76,611
2004	10.222441	10.376971	1.51%	36,076

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.994518	14.451944	11.22%	485,347
2012	11.853500	12.994518	9.63%	504,363
2011	12.115952	11.853500	-2.17%	531,516
2010	10.956998	12.115952	10.58%	501,432
2009	8.996925	10.956998	21.79%	273,589
2008	12.237236	8.996925	-26.48%	220,072
2007	11.488747	12.237236	6.51%	108,450
2006	10.670550	11.488747	7.67%	26,462
2005*	10.000000	10.670550	6.71%	1,880
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.140604	14.929274	13.61%	780,533
2012	11.829064	13.140604	11.09%	847,330
2011	12.190669	11.829064	-2.97%	924,237
2010	10.852605	12.190669	12.33%	910,926
2009	8.592820	10.852605	26.30%	728,625
2008	13.015105	8.592820	-33.98%	554,001
2007	12.047375	13.015105	8.03%	292,916
2006	10.976545	12.047375	9.76%	59,287
2005*	10.000000	10.976545	9.77%	28,516
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.042099	15.557219	19.28%	61,811
2012	11.525200	13.042099	13.16%	62,490
2011	12.071604	11.525200	-4.53%	78,759
2010	10.601792	12.071604	13.86%	73,750
2009	8.225886	10.601792	28.88%	72,830
2008	13.541827	8.225886	-39.26%	56,479
2007	12.409354	13.541827	9.13%	12,682
2006	11.184232	12.409354	10.95%	6,153
2005*	10.000000	11.184232	11.84%	3,464
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.958849	19.465593	21.97%	184,124
2012	15.509505	15.958849	2.90%	220,123
2011	16.651031	15.509505	-6.86%	261,650
2010	14.222735	16.651031	17.07%	287,909
2009	9.809426	14.222735	44.99%	300,227
2008	21.898425	9.809426	-55.20%	327,048
2007	15.304969	21.898425	43.08%	250,646
2006	13.357393	15.304969	14.58%	96,792
2005*	10.000000	13.357393	33.57%	16,055

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.735236	21.018038	25.59%	362,633
2012	14.552109	16.735236	15.00%	392,209
2011	14.714425	14.552109	-1.10%	415,351
2010	13.032263	14.714425	12.91%	446,083
2009	10.212523	13.032263	27.61%	461,668
2008	18.176748	10.212523	-43.82%	495,739
2007	18.269816	18.176748	-0.51%	429,245
2006	15.504390	18.269816	17.84%	302,372
2005	14.947116	15.504390	3.73%	188,574
2004	13.676909	14.947116	9.29%	101,977
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.535427	22.094915	33.62%	135,386
2012	14.711717	16.535427	12.40%	145,884
2011	14.978073	14.711717	-1.78%	259,775
2010	12.307758	14.978073	21.70%	187,911
2009	9.789375	12.307758	25.73%	209,156
2008	18.910316	9.789375	-48.23%	184,627
2007	15.197310	18.910316	24.43%	174,465
2006	14.513399	15.197310	4.71%	90,274
2005	14.000748	14.513399	3.66%	41,611
2004	13.818654	14.000748	1.32%	38,046
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.675795	13.158621	-3.78%	2,011,030
2012	13.181320	13.675795	3.75%	2,150,589
2011	12.533669	13.181320	5.17%	2,116,080
2010	11.861582	12.533669	5.67%	2,296,868
2009	10.455436	11.861582	13.45%	3,225,196
2008	11.023236	10.455436	-5.15%	2,755,485
2007	10.780356	11.023236	2.25%	2,874,161
2006	10.536024	10.780356	2.32%	930,874
2005	10.523767	10.536024	0.12%	182,137
2004	10.280466	10.523767	2.37%	140,966
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.793803	34.432944	33.49%	307,315
2012	22.916990	25.793803	12.55%	359,946
2011	26.163996	22.916990	-12.41%	421,176
2010	20.711886	26.163996	26.32%	530,002
2009	15.084376	20.711886	37.31%	518,506
2008	25.422593	15.084376	-40.67%	508,721
2007	22.436487	25.422593	13.31%	424,458
2006	20.315297	22.436487	10.44%	311,006
2005	17.519636	20.315297	15.96%	183,373
2004	14.304553	17.519636	22.48%	100,025

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.554195	23.728933	27.89%	617
2012	15.688360	18.554195	18.27%	625
2011	19.317013	15.688360	-18.78%	838
2010	17.425249	19.317013	10.86%	864
2009	14.051348	17.425249	24.01%	1,576
2008	25.521269	14.051348	-44.94%	2,320
2007	22.193606	25.521269	14.99%	2,550
2006	19.179150	22.193606	15.72%	3,339
2005	16.433121	19.179150	16.71%	4,468
2004	14.760564	16.433121	11.33%	4,852
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.425045	15.888716	27.88%	193,497
2012	10.499655	12.425045	18.34%	195,848
2011	12.935952	10.499655	-18.83%	214,677
2010	11.669470	12.935952	10.85%	218,207
2009	9.411523	11.669470	23.99%	246,120
2008	17.089649	9.411523	-44.93%	202,802
2007	14.860462	17.089649	15.00%	137,461
2006	12.837627	14.860462	15.76%	85,911
2005	11.003353	12.837627	16.67%	59,854
2004*	10.000000	11.003353	10.03%	31,123
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.580709	28.882321	27.91%	12,081
2012	18.088260	22.580709	24.84%	19,725
2011	20.239014	18.088260	-10.63%	14,401
2010	16.304818	20.239014	24.13%	15,344
2009	10.559959	16.304818	54.40%	17,938
2008	22.064612	10.559959	-52.14%	15,029
2007	21.300753	22.064612	3.59%	18,700
2006	18.687545	21.300753	13.98%	21,316
2005	18.568815	18.687545	0.64%	16,267
2004	16.601913	18.568815	11.85%	16,274
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.995709	12.155342	21.61%	153,454
2012	8.821565	9.995709	13.31%	111,911
2011	9.118982	8.821565	-3.26%	119,247
2010	8.418116	9.118982	8.33%	111,773
2009	6.578070	8.418116	27.97%	113,918
2008*	10.000000	6.578070	-34.22%	69,666

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.823360	14.355460	11.95%	570,634
2012	11.586341	12.823360	10.68%	632,574
2011	11.517649	11.586341	0.60%	712,157
2010	10.404178	11.517649	10.70%	814,785
2009	7.809563	10.404178	33.22%	826,065
2008	11.299943	7.809563	-30.89%	794,251
2007	11.085844	11.299943	1.93%	699,882
2006*	10.000000	11.085844	10.86%	206,587
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.975242	22.904150	27.42%	108,533
2012	16.341438	17.975242	10.00%	140,749
2011	15.690609	16.341438	4.15%	129,783
2010	13.237176	15.690609	18.53%	157,748
2009	11.481566	13.237176	15.29%	176,941
2008	16.030637	11.481566	-28.38%	176,848
2007	16.768456	16.030637	-4.40%	216,630
2006	14.571240	16.768456	15.08%	291,573
2005	14.338735	14.571240	1.62%	251,200
2004	13.147979	14.338735	9.06%	159,991
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.815169	31.877872	33.86%	328,359
2012	20.475326	23.815169	16.31%	424,434
2011	21.653562	20.475326	-5.44%	483,235
2010	17.188036	21.653562	25.98%	505,301
2009	13.545032	17.188036	26.90%	772,210
2008	20.582439	13.545032	-34.19%	217,490
2007	21.461905	20.582439	-4.10%	175,047
2006	18.672305	21.461905	14.94%	144,697
2005	17.472125	18.672305	6.87%	98,680
2004	14.370679	17.472125	21.58%	31,503
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	20.075043	24.254593	20.82%	893
2012	17.282333	20.075043	16.16%	1,503
2011	19.682940	17.282333	-12.20%	2,153
2010	18.479732	19.682940	6.51%	2,701
2009	13.724837	18.479732	34.64%	3,154
2008	23.430527	13.724837	-41.42%	4,587
2007	20.657060	23.430527	13.43%	5,200
2006	17.311415	20.657060	19.33%	6,487
2005	15.992577	17.311415	8.25%	9,686
2004	13.732826	15.992577	16.46%	10,730
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	569

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.878324	-1.22%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.034011	12.116632	20.76%	5,675
2012	8.956120	10.034011	12.04%	596
2011	10.306003	8.956120	-13.10%	0
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.231297	17.149472	29.61%	52,825
2012	10.982532	13.231297	20.48%	38,227
2011	11.280501	10.982532	-2.64%	97,043
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.615981	13.207581	37.35%	7,833
2012*	10.000000	9.615981	-3.84%	8,726
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.928417	12.531340	26.22%	1,389
2012*	10.000000	9.928417	-0.72%	1,196
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.710282	13.032547	34.21%	92,405
2012*	10.000000	9.710282	-2.90%	107,156
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.478931	16.571392	22.94%	164,067
2012	11.512000	13.478931	17.09%	137,434
2011	12.626540	11.512000	-8.83%	201,557
2010	11.825400	12.626540	6.77%	205,696
2009*	10.000000	11.825400	18.25%	220,970
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.782323	11.705933	8.57%	205,709
2012*	10.000000	10.782323	7.82%	119,502
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.037435	12.814288	27.66%	53,823
2012*	10.000000	10.037435	0.37%	14,431

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.250267	21.481798	17.71%	45,351
2012	16.384652	18.250267	11.39%	48,825
2011	16.452918	16.384652	-0.41%	19,166
2010	15.488254	16.452918	6.23%	17,945
2009	12.552746	15.488254	23.39%	18,332
2008	15.220939	12.552746	-17.53%	25,860
2007	14.048292	15.220939	8.35%	21,213
2006	12.949158	14.048292	8.49%	73,134
2005	12.241351	12.949158	5.78%	73,285
2004	11.505218	12.241351	6.40%	123,911
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.962185	26.956617	28.60%	272,802
2012	17.226388	20.962185	21.69%	311,869
2011	18.840477	17.226388	-8.57%	307,317
2010	18.009002	18.840477	4.62%	337,268
2009	12.553269	18.009002	43.46%	389,002
2008	22.943703	12.553269	-45.29%	324,621
2007	17.092574	22.943703	34.23%	85,247
2006	15.942807	17.092574	7.21%	12,877
2005	14.415779	15.942807	10.59%	8,476
2004	12.437665	14.415779	15.90%	8,584
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.929462	13.208445	33.02%	24,972
2012*	10.000000	9.929462	-0.71%	24,606
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.506835	33.130857	12.28%	82,969
2012	26.536056	29.506835	11.20%	105,608
2011	39.916616	26.536056	-33.52%	1,180
2010	32.496924	39.916616	22.83%	816
2009	18.470555	32.496924	75.94%	822
2008	39.355413	18.470555	-53.07%	830
2007	31.292247	39.355413	25.77%	1,595
2006	21.719936	31.292247	44.07%	1,811
2005	16.754159	21.719936	29.64%	2,620
2004	14.367666	16.754159	16.61%	2,626
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.740661	21.391071	27.78%	18,143
2012	14.603248	16.740661	14.64%	20,838
2011	14.808017	14.603248	-1.38%	23,039
2010	13.438590	14.808017	10.19%	23,044
2009	9.833460	13.438590	36.66%	24,508
2008	15.882140	9.833460	-38.08%	28,964
2007	14.561211	15.882140	9.07%	32,326
2006	13.811057	14.561211	5.43%	33,588
2005	13.486320	13.811057	2.41%	44,189
2004	12.594868	13.486320	7.08%	29,400

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.196918	14.148077	38.75%	75,222
2012*	10.000000	10.196918	1.97%	3,860
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.690785	24.900646	33.22%	1,117,468
2012	16.417040	18.690785	13.85%	1,296,832
2011	16.787166	16.417040	-2.20%	1,472,668
2010	15.362835	16.787166	9.27%	1,526,613
2009	12.769555	15.362835	20.31%	1,840,452
2008	19.324816	12.769555	-33.92%	363,042
2007	18.282573	19.324816	5.70%	262,296
2006	15.440964	18.282573	18.40%	132,539
2005	14.760636	15.440964	4.61%	52,972
2004	13.083772	14.760636	12.82%	21,386
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.780323	14.772760	25.40%	150,178
2012	10.342861	11.780323	13.90%	102,582
2011	10.717202	10.342861	-3.49%	79,583
2010*	10.000000	10.717202	7.17%	42,727
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.119285	12.866247	27.15%	58,274
2012	9.052463	10.119285	11.78%	47,891
2011*	10.000000	9.052463	-9.48%	17,346
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.309114	19.805247	29.37%	535,281
2012	13.615559	15.309114	12.44%	553,436
2011	13.790494	13.615559	-1.27%	713,241
2010	12.404567	13.790494	11.17%	821,792
2009*	10.000000	12.404567	24.05%	20,944
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.293817	13.679983	21.13%	12,387,454
2012	9.934130	11.293817	13.69%	12,423,510
2011	10.017612	9.934130	-0.83%	12,981,035
2010	9.102112	10.017612	10.06%	13,837,677
2009	7.506594	9.102112	21.25%	13,563,672
2008	10.880072	7.506594	-31.01%	8,737,054
2007	10.434128	10.880072	4.27%	4,834,180
2006*	10.000000	10.434128	4.34%	1,404,598

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.470453	10.979648	-4.28%	4,160,289
2012	11.122824	11.470453	3.13%	3,349,476
2011	10.707494	11.122824	3.88%	3,153,767
2010	10.282254	10.707494	4.14%	3,559,335
2009	9.331593	10.282254	10.19%	3,315,152
2008	10.538162	9.331593	-11.45%	2,024,273
2007	10.416259	10.538162	1.17%	824,871
2006*	10.000000	10.416259	4.16%	113,181
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.802543	14.917365	26.39%	445,207
2012	9.839907	11.802543	19.95%	496,373
2011	11.042898	9.839907	-10.89%	574,075
2010	10.098290	11.042898	9.35%	740,758
2009	7.258389	10.098290	39.13%	770,116
2008	12.039659	7.258389	-39.71%	582,683
2007	10.715931	12.039659	12.35%	403,564
2006*	10.000000	10.715931	7.16%	125,001
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.556109	13.442503	27.34%	852,524
2012	9.151941	10.556109	15.34%	996,577
2011	9.772798	9.151941	-6.35%	1,251,742
2010	8.415640	9.772798	16.13%	1,514,859
2009	6.171929	8.415640	36.35%	1,458,230
2008	11.260943	6.171929	-45.19%	1,443,794
2007	10.243775	11.260943	9.93%	1,023,634
2006*	10.000000	10.243775	2.44%	411,146
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.200983	12.020395	30.64%	4,292,607
2012	8.000182	9.200983	15.01%	4,173,792
2011	8.328583	8.000182	-3.94%	4,236,168
2010	7.638486	8.328583	9.03%	4,559,572
2009	5.948820	7.638486	28.40%	4,318,725
2008	9.776234	5.948820	-39.15%	2,351,270
2007*	10.000000	9.776234	-2.24%	394,703
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.475098	19.435544	5.20%	3,010
2012	16.415411	18.475098	12.55%	8,212
2011	16.092715	16.415411	2.01%	9,542
2010	14.475127	16.092715	11.17%	12,770
2009	10.091024	14.475127	43.45%	16,430
2008	14.263038	10.091024	-29.25%	22,886
2007	14.077197	14.263038	1.32%	30,640
2006	12.953685	14.077197	8.67%	43,986
2005	12.877246	12.953685	0.59%	49,820
2004	11.904593	12.877246	8.17%	67,654

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.015902	22.619836	32.93%	377,882
2012	14.656457	17.015902	16.10%	434,121
2011	15.307241	14.656457	-4.25%	551,939
2010	13.495264	15.307241	13.43%	583,893
2009	10.708491	13.495264	26.02%	467,927
2008	17.361358	10.708491	-38.32%	596,267
2007	18.145324	17.361358	-4.32%	1,389,713
2006	15.981000	18.145324	13.54%	624,582
2005	15.646565	15.981000	2.14%	83,409
2004	13.601345	15.646565	15.04%	47,633
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.646821	12.193947	41.02%	45,877
2012	7.532982	8.646821	14.79%	35,040
2011	8.678463	7.532982	-13.20%	32,708
2010	7.655149	8.678463	13.37%	111,958
2009	5.093703	7.655149	50.29%	181,321
2008*	10.000000	5.093703	-49.06%	8,042
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.940186	13.531460	36.13%	1,274,760
2012	9.083641	9.940186	9.43%	1,498,265
2011	9.557223	9.083641	-4.96%	1,699,667
2010	7.872447	9.557223	21.40%	1,699,006
2009	6.103951	7.872447	28.97%	2,891,752
2008*	10.000000	6.103951	-38.96%	3,464,430
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.537949	12.133258	27.21%	121,520
2012	8.358114	9.537949	14.12%	122,129
2011	9.086283	8.358114	-8.01%	133,493
2010	8.044836	9.086283	12.95%	102,660
2009	6.337755	8.044836	26.94%	101,513
2008*	10.000000	6.337755	-36.62%	100,846
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.663756	12.012839	12.65%	4,070,401
2012	9.773150	10.663756	9.11%	3,316,519
2011	10.082476	9.773150	-3.07%	3,078,637
2010	9.294787	10.082476	8.47%	3,040,685
2009	7.895368	9.294787	17.72%	2,300,221
2008*	10.000000	7.895368	-21.05%	618,644
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.237652	12.195542	19.12%	5,253,222
2012	9.169449	10.237652	11.65%	5,195,037
2011	9.665696	9.169449	-5.13%	5,357,550
2010	8.753321	9.665696	10.42%	5,487,876
2009	7.175372	8.753321	21.99%	4,437,908
2008*	10.000000	7.175372	-28.25%	953,276

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.087244	11.430565	3.10%	2,438,611
2012	10.497989	11.087244	5.61%	2,876,518
2011	10.535889	10.497989	-0.36%	2,993,377
2010	10.040691	10.535889	4.93%	3,034,780
2009	9.042194	10.040691	11.04%	2,491,426
2008*	10.000000	9.042194	-9.58%	759,096
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.792845	7.93%	1,063
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.930952	9.31%	2,041
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.461468	12.108469	15.74%	6,633,745
2012	9.476046	10.461468	10.40%	7,405,830
2011	9.874824	9.476046	-4.04%	8,155,562
2010	9.024479	9.874824	9.42%	7,787,157
2009	7.532112	9.024479	19.81%	4,996,005
2008*	10.000000	7.532112	-24.68%	1,786,794
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.946771	12.145260	22.10%	2,633,141
2012	8.835604	9.946771	12.58%	2,774,938
2011	9.433360	8.835604	-6.34%	3,003,574
2010	8.473381	9.433360	11.33%	3,373,857
2009	6.813408	8.473381	24.36%	2,038,594
2008*	10.000000	6.813408	-31.87%	1,408,754
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.857085	11.865930	9.29%	1,768,555
2012	10.042298	10.857085	8.11%	1,938,377
2011	10.248492	10.042298	-2.01%	1,704,253
2010	9.566746	10.248492	7.13%	1,978,216
2009	8.274211	9.566746	15.62%	1,326,818
2008*	10.000000	8.274211	-17.26%	385,525
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.099576	11.634780	-3.84%	876,014
2012	11.458211	12.099576	5.60%	955,976
2011	10.976951	11.458211	4.38%	922,069
2010	10.463248	10.976951	4.91%	888,655
2009	9.807050	10.463248	6.69%	1,393,747
2008*	10.000000	9.807050	-1.93%	4,974

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.075685	12.583641	-3.76%	79,693
2012	12.424769	13.075685	5.24%	93,605
2011	11.924351	12.424769	4.20%	149,358
2010	11.225826	11.924351	6.22%	110,509
2009	9.812853	11.225826	14.40%	129,727
2008*	10.000000	9.812853	-1.87%	17,256
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	32.283453	31.854512	-1.33%	112
2012	28.087566	32.283453	14.94%	113
2011	36.932972	28.087566	-23.95%	354
2010	32.429811	36.932972	13.89%	388
2009	20.238876	32.429811	60.24%	395
2008	48.966528	20.238876	-58.67%	1,308
2007	34.329087	48.966528	42.64%	1,692
2006	25.630840	34.329087	33.94%	2,503
2005	19.712603	25.630840	30.02%	3,355
2004	16.659025	19.712603	18.33%	4,007
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.961773	12.218455	-5.73%	1,790,461
2012	12.801881	12.961773	1.25%	1,858,395
2011	12.147918	12.801881	5.38%	1,787,677
2010	11.800022	12.147918	2.95%	1,933,881
2009	11.695753	11.800022	0.89%	2,944,128
2008	11.050957	11.695753	5.83%	3,758,417
2007	10.497385	11.050957	5.27%	2,662,681
2006	10.338406	10.497385	1.54%	842,260
2005	10.189502	10.338406	1.46%	99,799
2004	10.043359	10.189502	1.46%	67,946
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.694573	8.887692	15.51%	132,442
2012	6.796997	7.694573	13.21%	141,347
2011	7.686505	6.796997	-11.57%	136,113
2010	6.923092	7.686505	11.03%	195,814
2009	5.443293	6.923092	27.19%	186,539
2008*	10.000000	5.443293	-45.57%	62,046
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.632502	10.263564	18.89%	54,657
2012	7.432925	8.632502	16.14%	54,951
2011	8.680525	7.432925	-14.37%	60,478
2010	8.226406	8.680525	5.52%	71,004
2009	6.510364	8.226406	26.36%	73,607
2008	11.644002	6.510364	-44.09%	52,294
2007	10.835236	11.644002	7.46%	29,825
2006*	10.000000	10.835236	8.35%	4,223

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.273978	22.846408	25.02%	286,060
2012	16.048045	18.273978	13.87%	349,811
2011	17.001736	16.048045	-5.61%	376,232
2010	15.095973	17.001736	12.62%	419,408
2009	12.078766	15.095973	24.98%	324,716
2008	19.466359	12.078766	-37.95%	371,302
2007	18.700744	19.466359	4.09%	258,759
2006	16.285762	18.700744	14.83%	341,530
2005	15.356948	16.285762	6.05%	260,745
2004	13.707728	15.356948	12.03%	142,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.221841	14.734335	11.44%	243,713
2012	12.303112	13.221841	7.47%	281,773
2011	12.411964	12.303112	-0.88%	248,266
2010	11.503903	12.411964	7.89%	181,727
2009*	10.000000	11.503903	15.04%	60,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.250979	16.731206	17.40%	878,242
2012	12.922393	14.250979	10.28%	663,009
2011	13.276309	12.922393	-2.67%	632,859
2010	12.061576	13.276309	10.07%	465,030
2009*	10.000000	12.061576	20.62%	229,116
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.003124	13.392845	3.00%	1,896,533
2012	12.584001	13.003124	3.33%	2,056,912
2011	12.442939	12.584001	1.13%	2,313,381
2010	11.959774	12.442939	4.04%	2,196,435
2009	11.159036	11.959774	7.18%	2,116,379
2008	12.085719	11.159036	-7.67%	1,273,216
2007	11.673956	12.085719	3.53%	523,706
2006	11.191464	11.673956	4.31%	228,411
2005	11.025641	11.191464	1.50%	155,313
2004	10.723133	11.025641	2.82%	89,434
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.716307	7.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.887798	18.205323	14.59%	7,707,433
2012	14.593590	15.887798	8.87%	8,598,469
2011	14.858981	14.593590	-1.79%	9,184,488
2010	13.635381	14.858981	8.97%	8,140,135
2009	11.649125	13.635381	17.05%	7,701,198
2008	15.437685	11.649125	-24.54%	5,852,175
2007	14.872451	15.437685	3.80%	4,573,405
2006	13.593344	14.872451	9.41%	2,928,771
2005	13.132916	13.593344	3.51%	1,163,935
2004	12.203108	13.132916	7.62%	500,370
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.402708	20.924427	20.24%	4,028,687
2012	15.570810	17.402708	11.76%	4,452,029
2011	16.191935	15.570810	-3.84%	4,733,091
2010	14.605638	16.191935	10.86%	5,157,682
2009	11.950716	14.605638	22.22%	5,377,146
2008	17.729297	11.950716	-32.59%	4,657,121
2007	17.001173	17.729297	4.28%	3,976,666
2006	15.106544	17.001173	12.54%	2,301,890
2005	14.359307	15.106544	5.20%	830,511
2004	13.038300	14.359307	10.13%	346,343
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.603455	15.853731	8.56%	2,925,161
2012	13.758057	14.603455	6.14%	3,200,940
2011	13.719595	13.758057	0.28%	2,656,778
2010	12.867974	13.719595	6.62%	2,799,684
2009	11.432441	12.867974	12.56%	2,730,642
2008	13.696706	11.432441	-16.53%	1,971,882
2007	13.170301	13.696706	4.00%	1,433,487
2006	12.362921	13.170301	6.53%	1,037,533
2005	12.042290	12.362921	2.66%	527,739
2004	11.437925	12.042290	5.28%	241,780
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.312714	20.503983	33.90%	620,142
2012	13.161472	15.312714	16.34%	748,389
2011	13.738189	13.161472	-4.20%	839,379
2010	12.885329	13.738189	6.62%	997,843
2009*	10.000000	12.885329	28.85%	3,720

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.477812	30.690390	30.72%	118,174
2012	20.342486	23.477812	15.41%	122,760
2011	21.244633	20.342486	-4.25%	138,599
2010	17.133429	21.244633	24.00%	125,094
2009	12.751660	17.133429	34.36%	126,941
2008	20.427933	12.751660	-37.58%	97,527
2007	19.332334	20.427933	5.67%	67,513
2006	17.905052	19.332334	7.97%	49,030
2005	16.256166	17.905052	10.14%	44,711
2004	14.296525	16.256166	13.71%	25,662
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.769905	9.598934	-1.75%	2,824,977
2012	9.944406	9.769905	-1.75%	3,711,952
2011	10.121033	9.944406	-1.75%	3,335,693
2010	10.301295	10.121033	-1.75%	2,760,842
2009	10.480380	10.301295	-1.71%	2,476,712
2008	10.452394	10.480380	0.27%	2,002,699
2007	10.152993	10.452394	2.95%	1,788,987
2006	9.885496	10.152993	2.71%	844,733
2005	9.799630	9.885496	0.88%	283,734
2004	9.893901	9.799630	-0.95%	48,350
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.962997	14.535835	-2.85%	412,558
2012	13.568081	14.962997	10.28%	359,966
2011	13.083288	13.568081	3.71%	349,543
2010	12.041376	13.083288	8.65%	358,326
2009	9.853499	12.041376	22.20%	323,879
2008	12.125745	9.853499	-18.74%	232,548
2007	11.797281	12.125745	2.78%	177,921
2006	11.452724	11.797281	3.01%	198,985
2005	11.407467	11.452724	0.40%	175,794
2004	10.898535	11.407467	4.67%	91,923
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.120622	10.849797	18.96%	1,467,206
2013	9.120622	10.849797	18.96%	1,467,206
2012	8.036198	9.120622	13.49%	1,640,173
2011	9.050027	8.036198	-11.20%	1,889,312
2010	8.093736	9.050027	11.82%	1,753,261
2009	6.052492	8.093736	33.73%	2,718,699
2008*	10.000000	6.052492	-39.48%	2,916,290

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.192942	16.879954	18.93%	307
2012	12.342202	14.192942	15.00%	332
2011	15.028489	12.342202	-17.87%	358
2010	14.444525	15.028489	4.04%	358
2009	11.352016	14.444525	27.24%	358
2008	21.589059	11.352016	-47.42%	368
2007	21.396244	21.589059	0.90%	377
2006	17.790715	21.396244	20.27%	384
2005	16.197590	17.790715	9.84%	391
2004	13.738380	16.197590	17.90%	976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.822877	12.972341	32.06%	748,287
2012	8.608756	9.822877	14.10%	833,563
2011	9.054459	8.608756	-4.92%	962,534
2010	7.988688	9.054459	13.34%	1,028,170
2009	6.285917	7.988688	27.09%	1,676,339
2008*	10.000000	6.285917	-37.14%	10,395
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.274032	12.303435	32.67%	167,882
2012	8.027444	9.274032	15.53%	165,413
2011	8.700219	8.027444	-7.73%	218,682
2010	7.854021	8.700219	10.77%	225,776
2009	6.274075	7.854021	25.18%	494,426
2008*	10.000000	6.274075	-37.26%	271,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.135533	13.802708	36.18%	800,891
2012	8.998670	10.135533	12.63%	946,817
2011	9.585284	8.998670	-6.12%	1,093,488
2010	7.714076	9.585284	24.26%	1,114,347
2009	6.196535	7.714076	24.49%	1,619,907
2008*	10.000000	6.196535	-38.03%	1,103,551
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.038815	14.715228	33.30%	789,457
2012	9.657332	11.038815	14.31%	918,237
2011	10.062592	9.657332	-4.03%	1,027,686
2010	8.560970	10.062592	17.54%	1,062,344
2009	6.678536	8.560970	28.19%	1,527,791
2008*	10.000000	6.678536	-33.21%	2,167,082

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.357297	21.720263	41.43%	41,751
2012	13.821797	15.357297	11.11%	59,774
2011	14.189699	13.821797	-2.59%	77,030
2010	11.544128	14.189699	22.92%	57,076
2009	9.238210	11.544128	24.96%	55,781
2008	17.587905	9.238210	-47.47%	53,330
2007	16.349615	17.587905	7.57%	44,427
2006	16.157720	16.349615	1.19%	28,438
2005	15.263895	16.157720	5.86%	15,902
2004	13.727977	15.263895	11.19%	10,874
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.806201	31.375631	37.57%	45,852
2012	19.295405	22.806201	18.19%	30,650
2011	20.771140	19.295405	-7.10%	33,599
2010	16.715464	20.771140	24.26%	41,522
2009	13.517550	16.715464	23.66%	41,728
2008	20.323216	13.517550	-33.49%	50,582
2007	22.299337	20.323216	-8.86%	63,876
2006	19.381755	22.299337	15.05%	81,978
2005	19.192160	19.381755	0.99%	70,586
2004	16.696167	19.192160	14.95%	52,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.262124	29.361478	38.09%	66,664
2012	18.781832	21.262124	13.21%	76,477
2011	20.293371	18.781832	-7.45%	87,183
2010	16.526315	20.293371	22.79%	89,793
2009	12.512624	16.526315	32.08%	105,389
2008	20.659969	12.512624	-39.44%	293,280
2007	20.638995	20.659969	0.10%	272,538
2006	18.796627	20.638995	9.80%	201,895
2005	17.079751	18.796627	10.05%	90,850
2004	14.634859	17.079751	16.71%	69,111
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.219252	19.557070	28.50%	876,245
2012	13.606781	15.219252	11.85%	1,012,130
2011	13.796466	13.606781	-1.37%	1,151,612
2010	12.402068	13.796466	11.24%	1,156,477
2009	10.053611	12.402068	23.36%	1,847,751
2008	17.525749	10.053611	-42.64%	2,279,645
2007	16.534481	17.525749	6.00%	1,949,134
2006	14.839520	16.534481	11.42%	674,194
2005	14.109763	14.839520	5.17%	13,875
2004	13.111059	14.109763	7.62%	6,579

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.782698	10.880056	0.90%	194,670
2012	9.495610	10.782698	13.55%	327,488
2011	9.105436	9.495610	4.29%	326,319
2010	7.138633	9.105436	27.55%	435,862
2009	5.567096	7.138633	28.23%	393,318
2008*	10.000000	5.567096	-44.33%	22,775
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.663193	16.63%	43,441
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.534295	10.360863	-1.65%	605,097
2012	10.357453	10.534295	1.71%	580,781
2011	10.406354	10.357453	-0.47%	522,600
2010	10.341446	10.406354	0.63%	587,479
2009	9.826970	10.341446	5.24%	581,898
2008*	10.000000	9.826970	-1.73%	65,267
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.531398	25.31%	2,619
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.604035	16.051858	17.99%	1,080,471
2012	11.581113	13.604035	17.47%	1,243,392
2011	13.459684	11.581113	-13.96%	1,365,114
2010	12.881784	13.459684	4.49%	1,237,935
2009*	10.000000	12.881784	28.82%	2,043,139
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.359573	10.241052	-1.14%	1,045,925
2012	10.080351	10.359573	2.77%	1,166,147
2011	10.229857	10.080351	-1.46%	1,086,794
2010	9.889402	10.229857	3.44%	1,106,200
2009	8.881836	9.889402	11.34%	1,624,819
2008	10.442362	8.881836	-14.94%	2,530,353
2007	10.145287	10.442362	2.93%	2,472,219
2006	9.909111	10.145287	2.38%	921,824
2005	9.941633	9.909111	-0.33%	202,082
2004	10.040481	9.941633	-0.98%	237,569

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.448304	19.269304	43.28%	16,570
2012	12.578792	13.448304	6.91%	18,192
2011	12.939609	12.578792	-2.79%	22,261
2010	11.010583	12.939609	17.52%	21,736
2009	9.129398	11.010583	20.61%	18,659
2008	15.352476	9.129398	-40.53%	27,511
2007	15.547415	15.352476	-1.25%	7,091
2006	15.034039	15.547415	3.41%	8,757
2005	14.870180	15.034039	1.10%	8,560
2004	13.528240	14.870180	9.92%	3,419
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.251507	21.971464	35.20%	70,147
2012	14.905135	16.251507	9.03%	77,561
2011	15.652245	14.905135	-4.77%	107,127
2010	12.967155	15.652245	20.71%	104,182
2009	10.042218	12.967155	29.13%	109,771
2008	16.879012	10.042218	-40.50%	120,629
2007	15.965747	16.879012	5.72%	2,422,887
2006	14.291049	15.965747	11.72%	849,534
2005	13.611475	14.291049	4.99%	42,443
2004	12.229791	13.611475	11.30%	4,300
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	23.154137	28.889338	24.77%	3,927
2012	19.485172	23.154137	18.83%	4,081
2011	21.680358	19.485172	-10.13%	4,625
2010	19.071417	21.680358	13.68%	5,028
2009	13.929309	19.071417	36.92%	11,291
2008	23.760837	13.929309	-41.38%	14,158
2007	22.799883	23.760837	4.21%	22,449
2006	19.771731	22.799883	15.32%	28,656
2005	17.642303	19.771731	12.07%	29,856
2004	15.104878	17.642303	16.80%	32,941
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.143415	9.929325	-2.11%	71,788
2012*	10.000000	10.143415	1.43%	84,612
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.284679	21.029962	29.14%	1,004,971
2012	14.214463	16.284679	14.56%	1,156,315
2011	14.512770	14.214463	-2.06%	1,314,144
2010	12.752848	14.512770	13.80%	1,357,536
2009	10.141101	12.752848	25.75%	1,969,700
2008	16.818258	10.141101	-39.70%	2,211,560
2007	16.437065	16.818258	2.32%	1,919,391
2006	14.577583	16.437065	12.76%	795,225
2005	14.030984	14.577583	3.90%	52,740
2004	13.084249	14.030984	7.24%	31,269

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.812364	31.518440	38.16%	75,654
2012	19.732795	22.812364	15.61%	77,298
2011	20.573839	19.732795	-4.09%	83,547
2010	17.016614	20.573839	20.90%	93,648
2009	12.652987	17.016614	34.49%	97,616
2008	20.773571	12.652987	-39.09%	640,887
2007	21.444172	20.773571	-3.13%	446,949
2006	19.034924	21.444172	12.66%	173,224
2005	17.657508	19.034924	7.80%	32,670
2004	15.079668	17.657508	17.09%	21,738
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.592193	10.418202	-1.64%	12,595
2012*	10.000000	10.592193	5.92%	12,869
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.825863	11.773874	-8.20%	8,218
2012	12.405808	12.825863	3.39%	11,977
2011	11.646011	12.405808	6.52%	12,330
2010	10.837712	11.646011	7.46%	28,536
2009*	10.000000	10.837712	8.38%	15,551
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.633026	11.402909	-1.98%	925,532
2012	11.196933	11.633026	3.89%	931,167
2011	11.282116	11.196933	-0.76%	864,069
2010	10.916941	11.282116	3.35%	901,967
2009*	10.000000	10.916941	9.17%	1,024,220
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.729699	10.309273	-3.92%	302,497
2012	9.973762	10.729699	7.58%	404,061
2011*	10.000000	9.973762	-0.26%	171,917
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.793737	18.387640	33.30%	23,262
2012	11.784717	13.793737	17.05%	27,917
2011	12.578016	11.784717	-6.31%	9,979
2010	11.192638	12.578016	12.38%	6,108
2009	8.775762	11.192638	27.54%	7,556
2008	14.570845	8.775762	-39.77%	7,643
2007	15.785091	14.570845	-7.69%	9,089
2006	13.860142	15.785091	13.89%	18,555
2005	13.405421	13.860142	3.39%	22,127
2004	12.279684	13.405421	9.17%	8,210

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.154349	19.068804	25.83%	726
2012	12.652021	15.154349	19.78%	726
2011	15.502307	12.652021	-18.39%	1,562
2010	14.340444	15.502307	8.10%	1,562
2009	11.711052	14.340444	22.45%	1,562
2008	21.267332	11.711052	-44.93%	1,562
2007	19.976776	21.267332	6.46%	1,581
2006	15.918898	19.976776	25.49%	2,335
2005	14.440241	15.918898	10.24%	2,335
2004	12.648853	14.440241	14.16%	2,335
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.439686	20.390550	41.21%	1,892
2012	12.866770	14.439686	12.22%	2,430
2011	15.940852	12.866770	-19.28%	2,726
2010	13.431125	15.940852	18.69%	30,081
2009	8.340797	13.431125	61.03%	16,963
2008	13.482437	8.340797	-38.14%	1,619
2007	13.005932	13.482437	3.66%	1,830
2006	12.554562	13.005932	3.60%	1,841
2005	12.089308	12.554562	3.85%	4,118
2004	11.715038	12.089308	3.19%	2,587
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.674413	21.700606	47.88%	162,012
2012	11.401817	14.674413	28.70%	174,109
2011	10.512665	11.401817	8.46%	119,700
2010*	10.000000	10.512665	5.13%	10,969
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.228538	11.944821	-2.32%	123,784
2012	11.398966	12.228538	7.28%	121,202
2011	11.006698	11.398966	3.56%	121,739
2010	10.483703	11.006698	4.99%	135,266
2009	9.755312	10.483703	7.47%	145,409
2008	11.088437	9.755312	-12.02%	1,537,307
2007	10.727232	11.088437	3.37%	1,955,837
2006	10.542363	10.727232	1.75%	647,190
2005	10.323495	10.542363	2.12%	51,870
2004	10.096155	10.323495	2.25%	16,840

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.835104	21.367349	-10.35%	1,587
2012	20.581468	23.835104	15.81%	1,590
2011	19.597902	20.581468	5.02%	1,593
2010	18.176215	19.597902	7.82%	2,105
2009	14.218283	18.176215	27.84%	2,366
2008	17.021413	14.218283	-16.47%	2,522
2007	16.284877	17.021413	4.52%	2,526
2006	14.958123	16.284877	8.87%	2,611
2005	13.576214	14.958123	10.18%	2,615
2004	12.552802	13.576214	8.15%	3,377
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.706281	10.540980	8.60%	18,892
2012*	10.000000	9.706281	-2.94%	33,453
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.610602	10.414541	8.37%	16,434
2012*	10.000000	9.610602	-3.89%	13,689
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.020725	23.647102	47.60%	61,548
2012	15.116906	16.020725	5.98%	67,656
2011	16.126972	15.116906	-6.26%	70,070
2010	12.947558	16.126972	24.56%	66,447
2009	8.633268	12.947558	49.97%	59,788

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.547447	21.870950	32.17%	1,036
2012	14.372911	16.547447	15.13%	1,097
2011	13.798212	14.372911	4.17%	3,820
2010	12.456663	13.798212	10.77%	22,138
2009	10.540193	12.456663	18.18%	37,199
2008	18.099119	10.540193	-41.76%	38,606
2007	17.578329	18.099119	2.96%	46,399
2006	15.300880	17.578329	14.88%	71,831
2005	14.895904	15.300880	2.72%	73,737
2004	13.638413	14.895904	9.22%	81,095
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.147413	31.285815	35.16%	24,323
2012	19.897727	23.147413	16.33%	27,799
2011	22.173624	19.897727	-10.26%	35,097
2010	17.836941	22.173624	24.31%	50,390
2009	12.732506	17.836941	40.09%	39,366
2008	20.180294	12.732506	-36.91%	75,083
2007	20.243032	20.180294	-0.31%	22,588
2006	18.049671	20.243032	12.15%	35,291
2005	17.236512	18.049671	4.72%	40,134
2004	14.740687	17.236512	16.93%	30,997
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.403095	12.944497	-10.13%	218,974
2012	13.658916	14.403095	5.45%	428,850
2011	12.446690	13.658916	9.74%	411,397
2010	12.057551	12.446690	3.23%	479,629
2009	11.140577	12.057551	8.23%	505,340
2008	11.527924	11.140577	-3.36%	385,765
2007	10.722391	11.527924	7.51%	328,485
2006	10.747787	10.722391	-0.24%	315,080
2005	10.775856	10.747787	-0.26%	424,023
2004	10.370757	10.775856	3.91%	398,293
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	16.067909	21.377678	33.05%	878
2012	14.296237	16.067909	12.39%	4,224
2011	14.153395	14.296237	1.01%	5,563
2010	12.658137	14.153395	11.81%	16,277
2009	10.944856	12.658137	15.65%	25,208
2008	17.076207	10.944856	-35.91%	31,112
2007	17.466671	17.076207	-2.24%	43,620
2006	15.225883	17.466671	14.72%	53,053
2005	14.834062	15.225883	2.64%	56,418
2004	13.418600	14.834062	10.55%	59,720

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.505152	19.778824	27.56%	56,431
2012	13.585449	15.505152	14.13%	89,781
2011	13.951568	13.585449	-2.62%	100,669
2010	11.941104	13.951568	16.84%	112,851
2009	9.368076	11.941104	27.47%	102,319
2008	12.637300	9.368076	-25.87%	161,945
2007	13.190159	12.637300	-4.19%	135,156
2006	11.171661	13.190159	18.07%	55,636
2005*	10.000000	11.171661	11.72%	19,189
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.251063	14.888462	12.36%	352,980
2012	12.271448	13.251063	7.98%	324,512
2011	12.967969	12.271448	-5.37%	311,354
2010	12.031177	12.967969	7.79%	311,889
2009*	10.000000	12.031177	20.31%	99,370
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.193183	21.93%	374
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.163840	32.008588	38.18%	92,445
2012	20.381049	23.163840	13.65%	103,038
2011	20.637735	20.381049	-1.24%	117,704
2010	16.702030	20.637735	23.56%	157,559
2009	13.603687	16.702030	22.78%	93,795
2008	20.052499	13.603687	-32.16%	122,265
2007	20.556777	20.052499	-2.45%	131,918
2006	18.295913	20.556777	12.36%	117,232
2005	17.373568	18.295913	5.31%	146,204
2004	14.515251	17.373568	19.69%	89,410
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.665914	21.554977	29.34%	134,572
2012	14.697711	16.665914	13.39%	168,495
2011	14.727905	14.697711	-0.21%	176,873
2010	13.094192	14.727905	12.48%	225,776
2009	10.578942	13.094192	23.78%	209,888
2008	17.187782	10.578942	-38.45%	245,524
2007	16.672368	17.187782	3.09%	278,055
2006	14.736279	16.672368	13.14%	251,242
2005	14.368549	14.736279	2.56%	239,032
2004	13.259231	14.368549	8.37%	182,787

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.199580	20.407421	18.65%	49,384
2012	15.903347	17.199580	8.15%	60,080
2011	14.892684	15.903347	6.79%	69,709
2010	13.182244	14.892684	12.98%	71,638
2009	10.982547	13.182244	20.03%	60,593
2008	15.914110	10.982547	-30.99%	72,333
2007	15.168104	15.914110	4.92%	53,607
2006	13.291141	15.168104	14.12%	59,697
2005	12.998806	13.291141	2.25%	66,280
2004	12.631214	12.998806	2.91%	72,326
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	26,481
2010	10.380505	13.335204	28.46%	1,440
2009	8.405272	10.380505	23.50%	108
2008	13.755208	8.405272	-38.89%	1,141
2007	15.789885	13.755208	-12.89%	2,618
2006	15.531693	15.789885	1.66%	4,788
2005	14.983039	15.531693	3.66%	10,776
2004	13.740007	14.983039	9.05%	11,116
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.200711	16.192275	14.02%	976
2012	13.143735	14.200711	8.04%	976
2011	14.164473	13.143735	-7.21%	976
2010	12.763647	14.164473	10.98%	5,714
2009	11.475328	12.763647	11.23%	5,777
2008	16.615252	11.475328	-30.93%	6,054
2007	15.433434	16.615252	7.66%	6,222
2006	13.573366	15.433434	13.70%	8,648
2005	13.591048	13.573366	-0.13%	8,591
2004	12.921451	13.591048	5.18%	8,993
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.281380	13.140188	-1.06%	75,294
2012	12.358032	13.281380	7.47%	112,023
2011	12.338353	12.358032	0.16%	153,618
2010	11.603463	12.338353	6.33%	236,824
2009	9.833968	11.603463	17.99%	295,672
2008	10.832380	9.833968	-9.22%	323,399
2007	10.492661	10.832380	3.24%	328,552
2006	10.281448	10.492661	2.05%	362,878
2005	10.367069	10.281448	-0.83%	309,054
2004	10.217883	10.367069	1.46%	236,294

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.943876	14.388304	11.16%	88,437
2012	11.813333	12.943876	9.57%	89,612
2011	12.081026	11.813333	-2.22%	95,644
2010	10.930971	12.081026	10.52%	115,942
2009	8.980132	10.930971	21.72%	109,579
2008	12.220629	8.980132	-26.52%	101,147
2007	11.479030	12.220629	6.46%	45,481
2006	10.666944	11.479030	7.61%	45,949
2005*	10.000000	10.666944	6.67%	33,080
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.089425	14.863553	13.55%	115,547
2012	11.789001	13.089425	11.03%	146,199
2011	12.155562	11.789001	-3.02%	153,234
2010	10.826860	12.155562	12.27%	133,236
2009	8.576795	10.826860	26.23%	89,221
2008	12.997456	8.576795	-34.01%	32,776
2007	12.037198	12.997456	7.98%	42,240
2006	10.972836	12.037198	9.70%	7,493
2005*	10.000000	10.972836	9.73%	1,158
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.991258	15.488689	19.22%	42,661
2012	11.486132	12.991258	13.10%	35,954
2011	12.036799	11.486132	-4.57%	37,471
2010	10.576612	12.036799	13.81%	11,698
2009	8.210542	10.576612	28.82%	15,085
2008	13.523463	8.210542	-39.29%	11,851
2007	12.398869	13.523463	9.07%	16,196
2006	11.180460	12.398869	10.90%	2,431
2005*	10.000000	11.180460	11.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.896657	19.379865	21.91%	49,058
2012	15.456951	15.896657	2.84%	84,028
2011	16.603040	15.456951	-6.90%	122,020
2010	14.188948	16.603040	17.01%	190,434
2009	9.791116	14.188948	44.92%	207,484
2008	21.868739	9.791116	-55.23%	250,940
2007	15.292040	21.868739	43.01%	303,180
2006	13.352901	15.292040	14.52%	156,813
2005*	10.000000	13.352901	33.53%	62,976

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.651302	20.901971	25.53%	187,571
2012	14.486509	16.651302	14.94%	217,226
2011	14.655542	14.486509	-1.15%	249,322
2010	12.986716	14.655542	12.85%	353,366
2009	10.182016	12.986716	27.55%	425,794
2008	18.131699	10.182016	-43.84%	410,167
2007	18.233864	18.131699	-0.56%	504,117
2006	15.481737	18.233864	17.78%	472,111
2005	14.932866	15.481737	3.68%	376,570
2004	13.670820	14.932866	9.23%	306,465
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.452529	21.972957	33.55%	54,177
2012	14.645431	16.452529	12.34%	57,980
2011	14.918169	14.645431	-1.83%	168,570
2010	12.264761	14.918169	21.63%	178,420
2009	9.760134	12.264761	25.66%	184,706
2008	18.863469	9.760134	-48.26%	191,181
2007	15.167421	18.863469	24.37%	346,558
2006	14.492214	15.167421	4.66%	134,119
2005	13.987398	14.492214	3.61%	130,749
2004	13.812504	13.987398	1.27%	139,742
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.607204	13.085958	-3.83%	508,745
2012	13.121907	13.607204	3.70%	543,460
2011	12.483522	13.121907	5.11%	563,863
2010	11.820142	12.483522	5.61%	728,294
2009	10.424222	11.820142	13.39%	1,042,129
2008	10.995925	10.424222	-5.20%	1,001,468
2007	10.759148	10.995925	2.20%	1,068,285
2006	10.520620	10.759148	2.27%	520,431
2005	10.513713	10.520620	0.07%	283,290
2004	10.275874	10.513713	2.31%	214,871
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.664469	34.242892	33.43%	103,925
2012	22.813717	25.664469	12.50%	201,761
2011	26.059334	22.813717	-12.45%	249,739
2010	20.639521	26.059334	26.26%	372,586
2009	15.039323	20.639521	37.24%	407,198
2008	25.359600	15.039323	-40.70%	349,568
2007	22.392345	25.359600	13.25%	555,267
2006	20.285633	22.392345	10.39%	453,267
2005	17.502931	20.285633	15.90%	426,200
2004	14.298178	17.502931	22.41%	173,576

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	28
2011	19.239726	15.617635	-18.83%	247
2010	17.364361	19.239726	10.80%	5,700
2009	14.009388	17.364361	23.95%	9,032
2008	25.458055	14.009388	-44.97%	11,182
2007	22.149968	25.458055	14.93%	12,852
2006	19.151163	22.149968	15.66%	18,749
2005	16.417462	19.151163	16.65%	22,199
2004	14.753996	16.417462	11.27%	23,586
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.370367	15.810772	27.81%	65,687
2012	10.458778	12.370367	18.28%	109,073
2011	12.892158	10.458778	-18.87%	147,030
2010	11.635880	12.892158	10.80%	222,141
2009	9.389224	11.635880	23.93%	303,286
2008	17.057859	9.389224	-44.96%	211,394
2007	14.840411	17.057859	14.94%	427,097
2006	12.826808	14.840411	15.70%	237,218
2005	10.999651	12.826808	16.61%	151,073
2004*	10.000000	10.999651	10.00%	55,254
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.467472	28.722863	27.84%	4,675
2012	18.006731	22.467472	24.77%	7,975
2011	20.158035	18.006731	-10.67%	7,529
2010	16.247843	20.158035	24.07%	18,071
2009	10.528423	16.247843	54.32%	26,996
2008	22.009961	10.528423	-52.17%	22,243
2007	21.258879	22.009961	3.53%	34,696
2006	18.660266	21.258879	13.93%	40,309
2005	18.551112	18.660266	0.59%	48,164
2004	16.594524	18.551112	11.79%	58,188
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.971982	12.120317	21.54%	56,382
2012	8.805115	9.971982	13.25%	33,521
2011	9.106611	8.805115	-3.31%	36,612
2010	8.410983	9.106611	8.27%	31,082
2009	6.575833	8.410983	27.91%	10,888
2008*	10.000000	6.575833	-34.24%	4,801

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.779929	14.299561	11.89%	250,639
2012	11.552993	12.779929	10.62%	343,169
2011	11.490332	11.552993	0.55%	384,420
2010	10.384783	11.490332	10.65%	462,624
2009	7.798968	10.384783	33.16%	535,193
2008	11.290361	7.798968	-30.92%	511,448
2007	11.082100	11.290361	1.88%	815,392
2006*	10.000000	11.082100	10.82%	771,236
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.885091	22.777682	27.36%	136,195
2012	16.267776	17.885091	9.94%	158,712
2011	15.627815	16.267776	4.10%	190,434
2010	13.190899	15.627815	18.47%	289,983
2009	11.447265	13.190899	15.23%	248,762
2008	15.990900	11.447265	-28.41%	287,929
2007	16.735450	15.990900	-4.45%	340,234
2006	14.549945	16.735450	15.02%	412,805
2005	14.325045	14.549945	1.57%	338,942
2004	13.142118	14.325045	9.00%	242,500
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.695704	31.701841	33.79%	93,439
2012	20.383005	23.695704	16.25%	118,228
2011	21.566888	20.383005	-5.49%	155,060
2010	17.127950	21.566888	25.92%	217,145
2009	13.504549	17.127950	26.83%	316,527
2008	20.531409	13.504549	-34.22%	185,308
2007	21.419668	20.531409	-4.15%	174,214
2006	18.645032	21.419668	14.88%	147,356
2005	17.455454	18.645032	6.81%	148,316
2004	14.364281	17.455454	21.52%	93,406
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.974342	24.120649	20.76%	44
2012	17.204426	19.974342	16.10%	51
2011	19.604179	17.204426	-12.24%	56
2010	18.415144	19.604179	6.46%	2,635
2009	13.683828	18.415144	34.58%	5,283
2008	23.372454	13.683828	-41.45%	6,448
2007	20.616415	23.372454	13.37%	8,289
2006	17.286118	20.616415	19.27%	10,735
2005	15.977318	17.286118	8.19%	11,714
2004	13.726705	15.977318	16.40%	13,189
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.874955	-1.25%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.022969	12.097137	20.69%	0
2012	8.950823	10.022969	11.98%	2,176
2011	10.305141	8.950823	-13.14%	56,939
2010*	10.000000	10.305141	3.05%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.216730	17.121874	29.55%	5,816
2012	10.976031	13.216730	20.41%	5,563
2011	11.279557	10.976031	-2.69%	11,761
2010*	10.000000	11.279557	12.80%	343
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.612666	13.196296	37.28%	9,017
2012*	10.000000	9.612666	-3.87%	7,332
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.925045	12.520708	26.15%	105
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.706928	13.021428	34.15%	25,285
2012*	10.000000	9.706928	-2.93%	36,763
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.453793	16.532075	22.88%	234,521
2012	11.496395	13.453793	17.03%	226,891
2011	12.615839	11.496395	-8.87%	240,831
2010	11.821378	12.615839	6.72%	264,202
2009*	10.000000	11.821378	18.21%	133,581
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.778669	11.696013	8.51%	55,285
2012*	10.000000	10.778669	7.79%	76,131
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.034030	12.803416	27.60%	12,228
2012*	10.000000	10.034030	0.34%	6,362

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.158731	21.363178	17.65%	1,338
2012	16.310797	18.158731	11.33%	1,042
2011	16.387081	16.310797	-0.47%	7,550
2010	15.434123	16.387081	6.17%	20,850
2009	12.515239	15.434123	23.32%	30,463
2008	15.183189	12.515239	-17.57%	23,697
2007	14.020622	15.183189	8.29%	21,711
2006	12.930226	14.020622	8.43%	31,619
2005	12.229660	12.930226	5.73%	33,806
2004	11.500087	12.229660	6.34%	35,822
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.857130	26.807892	28.53%	38,594
2012	17.148792	20.857130	21.62%	52,468
2011	18.765144	17.148792	-8.61%	68,512
2010	17.946115	18.765144	4.56%	98,523
2009	12.515803	17.946115	43.39%	86,107
2008	22.886905	12.515803	-45.31%	82,563
2007	17.058984	22.886905	34.16%	57,745
2006	15.919551	17.058984	7.16%	6,518
2005	14.402045	15.919551	10.54%	16,049
2004	12.432126	14.402045	15.85%	17,588
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.926040	13.197181	32.96%	3,046
2012*	10.000000	9.926040	-0.74%	2,855
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.358871	32.947947	12.22%	35,915
2012	26.416467	29.358871	11.14%	51,442
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	868
2009	18.415391	32.383395	75.85%	1,634
2008	39.257929	18.415391	-53.09%	1,876
2007	31.230706	39.257929	25.70%	1,979
2006	21.688225	31.230706	44.00%	2,375
2005	16.738188	21.688225	29.57%	2,979
2004	14.361268	16.738188	16.55%	8,149
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.656735	21.273016	27.71%	4,673
2012	14.537450	16.656735	14.58%	5,208
2011	14.748784	14.537450	-1.43%	8,266
2010	13.391645	14.748784	10.13%	24,076
2009	9.804104	13.391645	36.59%	40,348
2008	15.842803	9.804104	-38.12%	44,280
2007	14.532572	15.842803	9.02%	62,081
2006	13.790894	14.532572	5.38%	85,755
2005	13.473465	13.790894	2.36%	96,337
2004	12.589263	13.473465	7.02%	86,714

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.193457	14.136092	38.68%	15,527
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.597094	24.763227	33.16%	272,648
2012	16.343084	18.597094	13.79%	298,326
2011	16.720022	16.343084	-2.25%	378,526
2010	15.309174	16.720022	9.22%	441,815
2009	12.731433	15.309174	20.25%	503,129
2008	19.276952	12.731433	-33.96%	208,539
2007	18.246613	19.276952	5.65%	190,645
2006	15.418416	18.246613	18.34%	278,426
2005	14.746550	15.418416	4.56%	84,861
2004	13.077936	14.746550	12.76%	38,509
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.764382	14.745268	25.34%	33,170
2012	10.334130	11.764382	13.84%	23,146
2011	10.713597	10.334130	-3.54%	36,837
2010*	10.000000	10.713597	7.14%	27,677
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.110699	12.848797	27.08%	2,960
2012	9.049407	10.110699	11.73%	4,669
2011*	10.000000	9.049407	-9.51%	4,282
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.280576	19.758272	29.30%	128,034
2012	13.597116	15.280576	12.38%	166,902
2011	13.778810	13.597116	-1.32%	246,374
2010	12.400366	13.778810	11.12%	299,671
2009*	10.000000	12.400366	24.00%	4,442
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.255546	13.626690	21.07%	2,552,977
2012	9.905519	11.255546	13.63%	2,541,019
2011	9.993847	9.905519	-0.88%	2,655,052
2010	9.085128	9.993847	10.00%	2,638,980
2009	7.496405	9.085128	21.19%	2,092,528
2008	10.870847	7.496405	-31.04%	1,750,177
2007	10.430613	10.870847	4.22%	1,380,845
2006*	10.000000	10.430613	4.31%	348,537

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.431553	10.936849	-4.33%	947,257
2012	11.090766	11.431553	3.07%	796,132
2011	10.682066	11.090766	3.83%	809,884
2010	10.263054	10.682066	4.08%	786,176
2009	9.318922	10.263054	10.13%	673,708
2008	10.529215	9.318922	-11.49%	477,420
2007	10.412741	10.529215	1.12%	337,399
2006*	10.000000	10.412741	4.13%	82,560
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.762560	14.859259	26.33%	115,977
2012	9.811580	11.762560	19.88%	141,862
2011	11.016702	9.811580	-10.94%	153,971
2010	10.079451	11.016702	9.30%	185,529
2009	7.248531	10.079451	39.06%	199,964
2008	12.029430	7.248531	-39.74%	188,703
2007	10.712318	12.029430	12.30%	449,901
2006*	10.000000	10.712318	7.12%	62,714
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.520324	13.390128	27.28%	278,012
2012	9.125578	10.520324	15.28%	362,765
2011	9.749596	9.125578	-6.40%	450,341
2010	8.399928	9.749596	16.07%	510,279
2009	6.163543	8.399928	36.28%	519,630
2008	11.251384	6.163543	-45.22%	523,582
2007	10.240314	11.251384	9.87%	419,607
2006*	10.000000	10.240314	2.40%	130,636
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.174469	11.979667	30.58%	850,606
2012	7.981188	9.174469	14.95%	781,498
2011	8.313029	7.981188	-3.99%	849,922
2010	7.628096	8.313029	8.98%	784,783
2009	5.943759	7.628096	28.34%	575,133
2008	9.772893	5.943759	-39.18%	380,339
2007*	10.000000	9.772893	-2.27%	452,558
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.382475	19.328266	5.15%	5,093
2012	16.341444	18.382475	12.49%	6,101
2011	16.028346	16.341444	1.95%	11,440
2010	14.424560	16.028346	11.12%	46,210
2009	10.060891	14.424560	43.37%	56,383
2008	14.227700	10.060891	-29.29%	62,987
2007	14.049499	14.227700	1.27%	74,876
2006	12.934751	14.049499	8.62%	83,348
2005	12.864955	12.934751	0.54%	116,540
2004	11.899285	12.864955	8.12%	125,533

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.930563	22.494948	32.87%	112,506
2012	14.590393	16.930563	16.04%	134,683
2011	15.245979	14.590393	-4.30%	154,348
2010	13.448093	15.245979	13.37%	172,709
2009	10.676501	13.448093	25.96%	158,244
2008	17.318324	10.676501	-38.35%	225,356
2007	18.109621	17.318324	-4.37%	411,319
2006	15.957644	18.109621	13.49%	215,432
2005	15.631642	15.957644	2.09%	69,591
2004	13.595292	15.631642	14.98%	45,525
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.626280	12.158791	40.95%	29,427
2012	7.518932	8.626280	14.73%	11,989
2011	8.666687	7.518932	-13.24%	16,298
2010	7.648644	8.666687	13.31%	24,154
2009	5.091966	7.648644	50.21%	33,228
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.916587	13.492474	36.06%	294,820
2012	9.066692	9.916587	9.37%	331,301
2011	9.544246	9.066692	-5.00%	370,083
2010	7.865745	9.544246	21.34%	428,160
2009	6.101864	7.865745	28.91%	704,685
2008*	10.000000	6.101864	-38.98%	848,719
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.515335	12.098340	27.15%	29,308
2012	8.342554	9.515335	14.06%	29,119
2011	9.073972	8.342554	-8.06%	76,410
2010	8.038019	9.073972	12.89%	87,121
2009	6.335598	8.038019	26.87%	81,450
2008*	10.000000	6.335598	-36.64%	32,912
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.638464	11.978252	12.59%	849,342
2012	9.754944	10.638464	9.06%	703,054
2011	10.068809	9.754944	-3.12%	745,977
2010	9.286886	10.068809	8.42%	759,237
2009	7.892680	9.286886	17.66%	242,183
2008*	10.000000	7.892680	-21.07%	87,512
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.213369	12.160437	19.06%	1,199,758
2012	9.152368	10.213369	11.59%	1,137,310
2011	9.652592	9.152368	-5.18%	1,133,195
2010	8.745895	9.652592	10.37%	1,234,847
2009	7.172940	8.745895	21.93%	620,622
2008*	10.000000	7.172940	-28.27%	148,440

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.060972	11.397682	3.04%	1,015,206
2012	10.478460	11.060972	5.56%	1,076,394
2011	10.521626	10.478460	-0.41%	1,276,676
2010	10.032193	10.521626	4.88%	963,500
2009	9.039133	10.032193	10.99%	247,173
2008*	10.000000	9.039133	-9.61%	159,077
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.436655	12.073604	15.68%	1,361,855
2012	9.458397	10.436655	10.34%	1,491,016
2011	9.861439	9.458397	-4.09%	1,729,912
2010	9.016832	9.861439	9.37%	1,968,540
2009	7.529554	9.016832	19.75%	663,070
2008*	10.000000	7.529554	-24.70%	227,605
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.923178	12.110286	22.04%	741,819
2012	8.819139	9.923178	12.52%	742,159
2011	9.420558	8.819139	-6.38%	866,230
2010	8.466193	9.420558	11.27%	808,848
2009	6.811090	8.466193	24.30%	159,656
2008*	10.000000	6.811090	-31.89%	151,671
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.831315	11.831755	9.24%	616,082
2012	10.023566	10.831315	8.06%	906,830
2011	10.234577	10.023566	-2.06%	1,061,809
2010	9.558616	10.234577	7.07%	1,159,711
2009	8.271397	9.558616	15.56%	379,060
2008*	10.000000	8.271397	-17.29%	113,956
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.070883	11.601293	-3.89%	236,264
2012	11.436873	12.070883	5.54%	226,459
2011	10.962081	11.436873	4.33%	226,761
2010	10.454385	10.962081	4.86%	271,716
2009	9.803732	10.454385	6.64%	378,625
2008*	10.000000	9.803732	-1.96%	22,214

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.044692	12.547427	-3.81%	21,938
2012	12.401645	13.044692	5.19%	34,198
2011	11.908183	12.401645	4.14%	33,918
2010	11.216322	11.908183	6.17%	22,225
2009	9.809519	11.216322	14.34%	16,242
2008*	10.000000	9.809519	-1.90%	3,733
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	32.121554	31.678628	-1.38%	347
2012	27.960981	32.121554	14.88%	573
2011	36.785246	27.960981	-23.99%	717
2010	32.316511	36.785246	13.83%	2,063
2009	20.178429	32.316511	60.15%	5,653
2008	48.845262	20.178429	-58.69%	6,620
2007	34.261585	48.845262	42.57%	7,526
2006	25.593427	34.261585	33.87%	12,136
2005	19.693802	25.593427	29.96%	14,711
2004	16.651616	19.693802	18.27%	24,318
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.896769	12.150998	-5.78%	408,554
2012	12.744186	12.896769	1.20%	408,557
2011	12.099304	12.744186	5.33%	458,625
2010	11.758780	12.099304	2.90%	718,333
2009	11.660809	11.758780	0.84%	1,079,939
2008	11.023542	11.660809	5.78%	1,249,213
2007	10.476712	11.023542	5.22%	1,055,133
2006	10.323283	10.476712	1.49%	475,772
2005	10.179763	10.323283	1.41%	312,386
2004	10.038872	10.179763	1.40%	236,413
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.676311	8.862087	15.45%	24,209
2012	6.784317	7.676311	13.15%	27,936
2011	7.676060	6.784317	-11.62%	44,704
2010	6.917197	7.676060	10.97%	51,667
2009	5.441437	6.917197	27.12%	76,714
2008*	10.000000	5.441437	-45.59%	1,943
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.603248	10.223577	18.83%	26,587
2012	7.411512	8.603248	16.08%	34,982
2011	8.659907	7.411512	-14.42%	40,250
2010	8.211043	8.659907	5.47%	115,039
2009	6.501522	8.211043	26.29%	170,340
2008	11.634112	6.501522	-44.12%	54,675
2007	10.831580	11.634112	7.41%	37,088
2006*	10.000000	10.831580	8.32%	7,349

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.182340	22.720264	24.96%	69,659
2012	15.975717	18.182340	13.81%	110,911
2011	16.933712	15.975717	-5.66%	232,196
2010	15.043224	16.933712	12.57%	276,705
2009	12.042687	15.043224	24.92%	285,847
2008	19.418103	12.042687	-37.98%	240,962
2007	18.663939	19.418103	4.04%	330,131
2006	16.261968	18.663939	14.77%	288,590
2005	15.342293	16.261968	5.99%	244,661
2004	13.701620	15.342293	11.97%	136,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.197182	14.699388	11.38%	117,623
2012	12.286428	13.197182	7.41%	118,787
2011	12.401429	12.286428	-0.93%	182,410
2010	11.499991	12.401429	7.84%	98,553
2009*	10.000000	11.499991	15.00%	21,515
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.224401	16.691502	17.34%	252,954
2012	12.904880	14.224401	10.22%	271,127
2011	13.265048	12.904880	-2.72%	284,100
2010	12.057478	13.265048	10.02%	239,327
2009*	10.000000	12.057478	20.57%	70,977
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.937881	13.318874	2.94%	708,782
2012	12.527245	12.937881	3.28%	1,125,185
2011	12.393105	12.527245	1.08%	1,117,680
2010	11.917943	12.393105	3.99%	1,378,035
2009	11.125672	11.917943	7.12%	1,339,926
2008	12.055724	11.125672	-7.71%	1,248,947
2007	11.650951	12.055724	3.47%	1,058,616
2006	11.175080	11.650951	4.26%	922,322
2005	11.015097	11.175080	1.45%	675,089
2004	10.718341	11.015097	2.77%	638,672
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.712665	7.13%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.808117	18.104816	14.53%	1,481,373
2012	14.527801	15.808117	8.81%	1,687,753
2011	14.799515	14.527801	-1.84%	2,212,728
2010	13.587725	14.799515	8.92%	2,494,110
2009	11.614317	13.587725	16.99%	2,529,021
2008	15.399414	11.614317	-24.58%	2,733,463
2007	14.843178	15.399414	3.75%	2,706,206
2006	13.573482	14.843178	9.35%	2,571,338
2005	13.120388	13.573482	3.45%	2,110,203
2004	12.197676	13.120388	7.56%	1,254,180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.315454	20.808912	20.18%	851,621
2012	15.500648	17.315454	11.71%	971,442
2011	16.127159	15.500648	-3.88%	1,250,114
2010	14.554604	16.127159	10.80%	1,422,431
2009	11.915016	14.554604	22.15%	1,621,021
2008	17.685357	11.915016	-32.63%	1,783,972
2007	16.967720	17.685357	4.23%	1,782,581
2006	15.084471	16.967720	12.48%	1,420,079
2005	14.345619	15.084471	5.15%	1,165,297
2004	13.032501	14.345619	10.08%	833,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.530234	15.766218	8.51%	502,374
2012	13.696059	14.530234	6.09%	669,616
2011	13.664709	13.696059	0.23%	864,721
2010	12.823011	13.664709	6.56%	1,091,961
2009	11.398289	12.823011	12.50%	1,207,720
2008	13.662752	11.398289	-16.57%	1,413,548
2007	13.144366	13.662752	3.94%	1,728,247
2006	12.344849	13.144366	6.48%	1,706,470
2005	12.030792	12.344849	2.61%	1,444,140
2004	11.432830	12.030792	5.23%	1,175,675
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.284154	20.455327	33.83%	296,942
2012	13.143632	15.284154	16.29%	456,769
2011	13.726542	13.143632	-4.25%	623,534
2010	12.880958	13.726542	6.56%	910,520
2009*	10.000000	12.880958	28.81%	1,529

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.360061	30.520937	30.65%	71,764
2012	20.250791	23.360061	15.35%	67,694
2011	21.159631	20.250791	-4.30%	70,891
2010	17.073555	21.159631	23.93%	126,738
2009	12.713568	17.073555	34.29%	126,085
2008	20.377307	12.713568	-37.61%	118,201
2007	19.294289	20.377307	5.61%	91,813
2006	17.878889	19.294289	7.92%	109,460
2005	16.240650	17.878889	10.09%	179,860
2004	14.290151	16.240650	13.65%	158,340
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.720735	9.545767	-1.80%	713,215
2012	9.899405	9.720735	-1.80%	896,585
2011	10.080348	9.899405	-1.80%	1,311,815
2010	10.265103	10.080348	-1.80%	1,093,972
2009	10.448876	10.265103	-1.76%	1,286,823
2008	10.426279	10.448876	0.22%	3,350,783
2007	10.132810	10.426279	2.90%	2,291,271
2006	9.870853	10.132810	2.65%	1,727,168
2005	9.790082	9.870853	0.83%	743,552
2004	9.889293	9.790082	-1.00%	499,034
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.888032	14.455656	-2.90%	112,129
2012	13.506993	14.888032	10.22%	142,938
2011	13.031001	13.506993	3.65%	146,254
2010	11.999350	13.031001	8.60%	189,123
2009	9.824098	11.999350	22.14%	163,574
2008	12.095722	9.824098	-18.78%	172,431
2007	11.774087	12.095722	2.73%	171,511
2006	11.436003	11.774087	2.96%	114,427
2005	11.396583	11.436003	0.35%	92,216
2004	10.893681	11.396583	4.62%	45,825
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.098988	10.818565	18.90%	336,722
2013	9.098988	10.818565	18.90%	336,722
2012	8.021231	9.098988	13.44%	360,226
2011	9.037755	8.021231	-11.25%	411,409
2010	8.086870	9.037755	11.76%	446,928
2009	6.050429	8.086870	33.66%	741,447
2008*	10.000000	6.050429	-39.50%	727,895

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	1,136
2010	14.395582	14.969960	3.99%	1,141
2009	11.319314	14.395582	27.18%	1,458
2008	21.537850	11.319314	-47.44%	2,236
2007	21.356427	21.537850	0.85%	2,414
2006	17.766611	21.356427	20.21%	7,124
2005	16.183856	17.766611	9.78%	7,237
2004	13.733726	16.183856	17.84%	8,608
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.799546	12.934965	32.00%	203,596
2012	8.592706	9.799546	14.04%	253,776
2011	9.042175	8.592706	-4.97%	350,044
2010	7.981912	9.042175	13.28%	453,247
2009	6.283783	7.981912	27.02%	482,289
2008*	10.000000	6.283783	-37.16%	1,163
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.252011	12.267987	32.60%	89,692
2012	8.012466	9.252011	15.47%	105,189
2011	8.688406	8.012466	-7.78%	127,419
2010	7.847341	8.688406	10.72%	198,849
2009	6.271938	7.847341	25.12%	239,138
2008*	10.000000	6.271938	-37.28%	7,440
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.111494	13.762966	36.11%	210,379
2012	8.981908	10.111494	12.58%	243,496
2011	9.572291	8.981908	-6.17%	278,153
2010	7.707532	9.572291	24.19%	370,566
2009	6.194427	7.707532	24.43%	487,734
2008*	10.000000	6.194427	-38.06%	271,020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.012612	14.672824	33.24%	170,710
2012	9.639322	11.012612	14.25%	199,052
2011	10.048939	9.639322	-4.08%	228,547
2010	8.553700	10.048939	17.48%	266,785
2009	6.676263	8.553700	28.12%	378,796
2008*	10.000000	6.676263	-33.24%	527,545

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.280298	21.600360	41.36%	11,763
2012	13.759512	15.280298	11.05%	17,053
2011	14.132927	13.759512	-2.64%	21,977
2010	11.503780	14.132927	22.85%	45,040
2009	9.210609	11.503780	24.90%	36,204
2008	17.544321	9.210609	-47.50%	38,345
2007	16.317444	17.544321	7.52%	186,352
2006	16.134121	16.317444	1.14%	37,323
2005	15.249341	16.134121	5.80%	37,159
2004	13.721857	15.249341	11.13%	29,962
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.691833	31.202424	37.51%	17,706
2012	19.208436	22.691833	18.13%	24,187
2011	20.688034	19.208436	-7.15%	25,518
2010	16.657048	20.688034	24.20%	32,531
2009	13.477173	16.657048	23.59%	92,753
2008	20.272848	13.477173	-33.52%	40,240
2007	22.255469	20.272848	-8.91%	44,110
2006	19.353450	22.255469	14.99%	154,551
2005	19.173862	19.353450	0.94%	53,647
2004	16.688734	19.173862	14.89%	55,505
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.155476	29.199343	38.02%	19,976
2012	18.697175	21.155476	13.15%	28,541
2011	20.212173	18.697175	-7.50%	27,827
2010	16.468562	20.212173	22.73%	54,473
2009	12.475251	16.468562	32.01%	68,071
2008	20.608770	12.475251	-39.47%	122,559
2007	20.598389	20.608770	0.05%	143,736
2006	18.769168	20.598389	9.75%	143,395
2005	17.063461	18.769168	10.00%	233,984
2004	14.628336	17.063461	16.65%	165,962
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.142923	19.449084	28.44%	186,934
2012	13.545453	15.142923	11.79%	208,846
2011	13.741266	13.545453	-1.42%	242,154
2010	12.358728	13.741266	11.19%	277,876
2009	10.023574	12.358728	23.30%	446,664
2008	17.482313	10.023574	-42.66%	557,339
2007	16.501933	17.482313	5.94%	503,215
2006	14.817828	16.501933	11.37%	188,329
2005	14.096285	14.817828	5.12%	17,869
2004	13.105211	14.096285	7.56%	8,702

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.757084	10.848682	0.85%	79,688
2012	9.477882	10.757084	13.50%	143,411
2011	9.093061	9.477882	4.23%	241,268
2010	7.132550	9.093061	27.49%	365,920
2009	5.565185	7.132550	28.16%	379,733
2008*	10.000000	5.565185	-44.35%	9,282
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.509297	10.331000	-1.70%	96,572
2012	10.338148	10.509297	1.66%	113,041
2011	10.392235	10.338148	-0.52%	102,374
2010	10.332676	10.392235	0.58%	111,229
2009	9.823638	10.332676	5.18%	111,671
2008*	10.000000	9.823638	-1.76%	17,821
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.578670	16.013771	17.93%	263,990
2012	11.565412	13.578670	17.41%	306,526
2011	13.448274	11.565412	-14.00%	321,265
2010	12.877409	13.448274	4.43%	315,339
2009*	10.000000	12.877409	28.77%	485,513
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.307634	10.184536	-1.19%	345,667
2012	10.034926	10.307634	2.72%	362,057
2011	10.188937	10.034926	-1.51%	360,181
2010	9.854848	10.188937	3.39%	444,593
2009	8.855318	9.854848	11.29%	729,503
2008	10.416482	8.855318	-14.99%	802,864
2007	10.125323	10.416482	2.88%	823,163
2006	9.894639	10.125323	2.33%	401,723
2005	9.932152	9.894639	-0.38%	284,423
2004	10.036005	9.932152	-1.03%	241,016

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.380830	19.162883	43.21%	2,175
2012	12.522061	13.380830	6.86%	2,157
2011	12.887809	12.522061	-2.84%	19,499
2010	10.972088	12.887809	17.46%	29,028
2009	9.102129	10.972088	20.54%	6,541
2008	15.314432	9.102129	-40.57%	6,539
2007	15.516839	15.314432	-1.30%	5,970
2006	15.012087	15.516839	3.36%	5,429
2005	14.855998	15.012087	1.05%	6,911
2004	13.522216	14.855998	9.86%	6,625
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.171660	21.852392	35.13%	12,967
2012	14.839478	16.171660	8.98%	24,880
2011	15.591222	14.839478	-4.82%	39,424
2010	12.923170	15.591222	20.65%	55,387
2009	10.013252	12.923170	29.06%	52,537
2008	16.838934	10.013252	-40.54%	61,219
2007	15.936002	16.838934	5.67%	652,611
2006	14.271672	15.936002	11.66%	254,476
2005	13.599927	14.271672	4.94%	51,791
2004	12.225637	13.599927	11.24%	74,423
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	23.038040	28.729856	24.71%	1,204
2012	19.397365	23.038040	18.77%	1,935
2011	21.593622	19.397365	-10.17%	5,263
2010	19.004772	21.593622	13.62%	13,529
2009	13.887705	19.004772	36.85%	22,653
2008	23.701973	13.887705	-41.41%	27,482
2007	22.755050	23.701973	4.16%	32,101
2006	19.742872	22.755050	15.26%	34,616
2005	17.625493	19.742872	12.01%	39,975
2004	15.098167	17.625493	16.74%	52,106
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.142487	9.923377	-2.16%	21,563
2012*	10.000000	10.142487	1.42%	29,124
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.203001	20.913854	29.07%	227,612
2012	14.150389	16.203001	14.51%	257,665
2011	14.454684	14.150389	-2.11%	307,944
2010	12.708267	14.454684	13.74%	411,379
2009	10.110795	12.708267	25.69%	631,105
2008	16.776556	10.110795	-39.73%	706,841
2007	16.404704	16.776556	2.27%	691,483
2006	14.556268	16.404704	12.70%	404,790
2005	14.017578	14.556268	3.84%	214,338
2004	13.078404	14.017578	7.18%	179,014

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.697960	31.344434	38.09%	29,754
2012	19.643856	22.697960	15.55%	48,069
2011	20.491527	19.643856	-4.14%	77,593
2010	16.957145	20.491527	20.84%	127,082
2009	12.615191	16.957145	34.42%	131,843
2008	20.722098	12.615191	-39.12%	258,019
2007	21.401986	20.722098	-3.18%	233,367
2006	19.007120	21.401986	12.60%	157,777
2005	17.640670	19.007120	7.75%	96,600
2004	15.072953	17.640670	17.04%	57,829
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.588592	10.409361	-1.69%	63,978
2012*	10.000000	10.588592	5.89%	13,700
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.801943	11.745940	-8.25%	20,025
2012	12.388995	12.801943	3.33%	25,676
2011	11.636134	12.388995	6.47%	42,729
2010	10.834026	11.636134	7.40%	33,013
2009*	10.000000	10.834026	8.34%	20,380
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.611314	11.375834	-2.03%	279,849
2012	11.181746	11.611314	3.84%	348,667
2011	11.272539	11.181746	-0.81%	347,214
2010	10.913226	11.272539	3.29%	377,292
2009*	10.000000	10.913226	9.13%	251,336
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.720627	10.295320	-3.97%	80,380
2012	9.970403	10.720627	7.52%	109,883
2011*	10.000000	9.970403	-0.30%	32,657
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.725967	18.287992	33.24%	1,682
2012	11.732797	13.725967	16.99%	1,682
2011	12.528965	11.732797	-6.35%	2,857
2010	11.154656	12.528965	12.32%	3,918
2009	8.750441	11.154656	27.48%	4,911
2008	14.536245	8.750441	-39.80%	5,174
2007	15.755685	14.536245	-7.74%	10,354
2006	13.841360	15.755685	13.83%	17,395
2005	13.394064	13.841360	3.34%	17,962
2004	12.275514	13.394064	9.11%	16,139

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	130
2009	11.677311	14.291841	22.39%	130
2008	21.216886	11.677311	-44.96%	384
2007	19.939586	21.216886	6.41%	384
2006	15.897319	19.939586	25.43%	968
2005	14.427990	15.897319	10.18%	968
2004	12.644552	14.427990	14.10%	3,647
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.368795	20.280131	41.14%	883
2012	12.810141	14.368795	12.17%	1,487
2011	15.878783	12.810141	-19.33%	10,369
2010	13.385645	15.878783	18.63%	13,122
2009	8.316778	13.385645	60.95%	19,843
2008	13.450480	8.316778	-38.17%	4,328
2007	12.981735	13.450480	3.61%	4,210
2006	12.537566	12.981735	3.54%	6,401
2005	12.079069	12.537566	3.80%	5,341
2004	11.711064	12.079069	3.14%	5,400
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.654528	21.660182	47.81%	73,928
2012	11.392176	14.654528	28.64%	47,005
2011	10.509110	11.392176	8.40%	19,917
2010*	10.000000	10.509110	5.09%	2,505
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.168491	11.880123	-2.37%	20,734
2012	11.348781	12.168491	7.22%	25,420
2011	10.963809	11.348781	3.51%	33,585
2010	10.448159	10.963809	4.94%	79,896
2009	9.727192	10.448159	7.41%	91,271
2008	11.062118	9.727192	-12.07%	454,644
2007	10.707238	11.062118	3.31%	594,950
2006	10.528053	10.707238	1.70%	215,154
2005	10.314724	10.528053	2.07%	68,458
2004	10.092718	10.314724	2.20%	52,000

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	158
2010	18.111557	19.518249	7.77%	1,277
2009	14.174913	18.111557	27.77%	1,531
2008	16.978141	14.174913	-16.51%	3,133
2007	16.251803	16.978141	4.47%	3,283
2006	14.935322	16.251803	8.81%	3,283
2005	13.562397	14.935322	10.12%	3,359
2004	12.546417	13.562397	8.10%	3,520
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.702966	10.532019	8.54%	84,983
2012*	10.000000	9.702966	-2.97%	86,855
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.607335	10.405712	8.31%	16,963
2012*	10.000000	9.607335	-3.93%	2,904
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.954536	23.537434	47.53%	12,253
2012	15.062138	15.954536	5.92%	7,044
2011	16.076701	15.062138	-6.31%	16,676
2010	12.913770	16.076701	24.49%	31,311
2009	8.615146	12.913770	49.90%	17,617

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.464439	21.750161	32.10%	1,885
2012	14.308110	16.464439	15.07%	2,704
2011	13.742989	14.308110	4.11%	2,827
2010	12.413111	13.742989	10.71%	3,229
2009	10.508689	12.413111	18.12%	3,579
2008	18.054232	10.508689	-41.79%	4,807
2007	17.543710	18.054232	2.91%	14,142
2006	15.278513	17.543710	14.83%	21,529
2005	14.881685	15.278513	2.67%	20,210
2004	13.632334	14.881685	9.16%	29,971
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.031215	31.112937	35.09%	17,594
2012	19.807956	23.031215	16.27%	21,053
2011	22.084830	19.807956	-10.31%	6,918
2010	17.774548	22.084830	24.25%	7,695
2009	12.694437	17.774548	40.02%	7,322
2008	20.130240	12.694437	-36.94%	9,510
2007	20.203167	20.130240	-0.36%	1,848
2006	18.023283	20.203167	12.09%	3,500
2005	17.220056	18.023283	4.66%	3,707
2004	14.734107	17.220056	16.87%	5,025
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.329952	12.872186	-10.17%	29,967
2012	13.596485	14.329952	5.39%	47,184
2011	12.396085	13.596485	9.68%	47,069
2010	12.014646	12.396085	3.17%	64,247
2009	11.106590	12.014646	8.18%	67,477
2008	11.498609	11.106590	-3.41%	96,146
2007	10.700603	11.498609	7.46%	72,691
2006	10.731395	10.700603	-0.29%	64,502
2005	10.764887	10.731395	-0.31%	52,718
2004	10.365477	10.764887	3.85%	35,807
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.987293	21.259600	32.98%	9,724
2012	14.231776	15.987293	12.34%	10,286
2011	14.096731	14.231776	0.96%	10,587
2010	12.613872	14.096731	11.76%	10,238
2009	10.912153	12.613872	15.59%	12,680
2008	17.033878	10.912153	-35.94%	11,893
2007	17.432300	17.033878	-2.29%	14,458
2006	15.203635	17.432300	14.66%	17,647
2005	14.819911	15.203635	2.59%	26,225
2004	13.412628	14.819911	10.49%	31,941

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.444726	19.691725	27.50%	11,791
2012	13.539412	15.444726	14.07%	13,152
2011	13.911364	13.539412	-2.67%	16,959
2010	11.912745	13.911364	16.78%	20,600
2009	9.350585	11.912745	27.40%	13,437
2008	12.620144	9.350585	-25.91%	11,218
2007	13.179014	12.620144	-4.24%	10,911
2006	11.167887	13.179014	18.01%	14,565
2005*	10.000000	11.167887	11.68%	1,906
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.226327	14.853093	12.30%	15,687
2012	12.254789	13.226327	7.93%	14,370
2011	12.956952	12.254789	-5.42%	5,679
2010	12.027073	12.956952	7.73%	9,275
2009*	10.000000	12.027073	20.27%	5,454
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.189031	21.89%	438
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.047568	31.831718	38.11%	18,015
2012	20.289105	23.047568	13.60%	11,200
2011	20.555092	20.289105	-1.29%	15,908
2010	16.643625	20.555092	23.50%	16,870
2009	13.563037	16.643625	22.71%	12,104
2008	20.002786	13.563037	-32.19%	15,010
2007	20.516323	20.002786	-2.50%	16,814
2006	18.269183	20.516323	12.30%	20,340
2005	17.356994	18.269183	5.26%	23,793
2004	14.508790	17.356994	19.63%	24,326
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.582303	21.435938	29.27%	16,340
2012	14.631439	16.582303	13.33%	18,391
2011	14.668947	14.631439	-0.26%	25,483
2010	13.048410	14.668947	12.42%	31,763
2009	10.547325	13.048410	23.71%	34,285
2008	17.145170	10.547325	-38.48%	40,555
2007	16.639547	17.145170	3.04%	56,923
2006	14.714741	16.639547	13.08%	61,132
2005	14.354842	14.714741	2.51%	69,584
2004	13.253320	14.354842	8.31%	75,541

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.113277	20.294696	18.59%	11,673
2012	15.831612	17.113277	8.10%	22,079
2011	14.833045	15.831612	6.73%	21,315
2010	13.136134	14.833045	12.92%	15,574
2009	10.949713	13.136134	19.97%	11,690
2008	15.874644	10.949713	-31.02%	9,077
2007	15.138224	15.874644	4.86%	8,738
2006	13.271692	15.138224	14.06%	10,735
2005	12.986389	13.271692	2.20%	15,399
2004	12.625572	12.986389	2.86%	11,260
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.221548	19.234554	45.48%	136
2012	11.203746	13.221548	18.01%	151
2011	13.281829	11.203746	-15.65%	16
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	1,380
2008	13.721095	8.380150	-38.93%	1,457
2007	15.758805	13.721095	-12.93%	1,361
2006	15.509010	15.758805	1.61%	2,398
2005	14.968748	15.509010	3.61%	3,669
2004	13.733890	14.968748	8.99%	3,726
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.129435	16.102793	13.97%	5,070
2012	13.084441	14.129435	7.99%	5,187
2011	14.107750	13.084441	-7.25%	4,645
2010	12.719010	14.107750	10.92%	4,193
2009	11.441022	12.719010	11.17%	3,822
2008	16.574035	11.441022	-30.97%	5,342
2007	15.403040	16.574035	7.60%	5,198
2006	13.553519	15.403040	13.65%	4,785
2005	13.578075	13.553519	-0.18%	4,636
2004	12.915694	13.578075	5.13%	4,420
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.214717	13.067579	-1.11%	6,905
2012	12.302288	13.214717	7.42%	9,069
2011	12.288936	12.302288	0.11%	20,013
2010	11.562875	12.288936	6.28%	18,180
2009	9.804553	11.562875	17.93%	18,318
2008	10.805484	9.804553	-9.26%	25,788
2007	10.471975	10.805484	3.18%	31,578
2006	10.266398	10.471975	2.00%	29,226
2005	10.357156	10.266398	-0.88%	43,965
2004	10.213311	10.357156	1.41%	34,796

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.893469	14.324972	11.10%	1,951
2012	11.773339	12.893469	9.51%	6,053
2011	12.046245	11.773339	-2.27%	5,910
2010	10.905056	12.046245	10.46%	7,235
2009	8.963395	10.905056	21.66%	7,136
2008	12.204072	8.963395	-26.55%	5,390
2007	11.469338	12.204072	6.41%	5,196
2006	10.663346	11.469338	7.56%	0
2005*	10.000000	10.663346	6.63%	908
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.038437	14.798126	13.50%	38,493
2012	11.749070	13.038437	10.97%	50,567
2011	12.120556	11.749070	-3.06%	53,233
2010	10.801171	12.120556	12.22%	30,948
2009	8.560800	10.801171	26.17%	18,996
2008	12.979840	8.560800	-34.05%	19,648
2007	12.027039	12.979840	7.92%	35,604
2006	10.969142	12.027039	9.64%	0
2005*	10.000000	10.969142	9.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.940657	15.420521	19.16%	3,356
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.834717	19.294532	21.85%	16,182
2012	15.404595	15.834717	2.79%	18,810
2011	16.555210	15.404595	-6.95%	50,710
2010	14.155272	16.555210	16.95%	25,205
2009	9.772843	14.155272	44.84%	30,148
2008	21.839085	9.772843	-55.25%	29,577
2007	15.279127	21.839085	42.93%	32,344
2006	13.348402	15.279127	14.46%	16,046
2005*	10.000000	13.348402	33.48%	15,191

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.567748	20.786507	25.46%	32,093
2012	14.421183	16.567748	14.88%	41,273
2011	14.596869	14.421183	-1.20%	58,582
2010	12.941302	14.596869	12.79%	53,204
2009	10.151580	12.941302	27.48%	65,943
2008	18.086735	10.151580	-43.87%	73,277
2007	18.197972	18.086735	-0.61%	91,659
2006	15.459110	18.197972	17.72%	78,437
2005	14.918610	15.459110	3.62%	67,040
2004	13.664733	14.918610	9.18%	63,223
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.369918	21.851505	33.49%	12,223
2012	14.579335	16.369918	12.28%	43,854
2011	14.858393	14.579335	-1.88%	66,103
2010	12.221840	14.858393	21.57%	32,569
2009	9.730934	12.221840	25.60%	26,107
2008	18.816653	9.730934	-48.29%	28,539
2007	15.137527	18.816653	24.30%	59,400
2006	14.470999	15.137527	4.61%	47,312
2005	13.974030	14.470999	3.56%	62,755
2004	13.806339	13.974030	1.21%	56,304
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.538964	13.013706	-3.88%	67,679
2012	13.062768	13.538964	3.65%	85,973
2011	12.433559	13.062768	5.06%	134,224
2010	11.778830	12.433559	5.56%	99,082
2009	10.393080	11.778830	13.33%	176,221
2008	10.968658	10.393080	-5.25%	158,195
2007	10.737961	10.968658	2.15%	157,508
2006	10.505247	10.737961	2.22%	80,516
2005	10.503682	10.505247	0.01%	43,217
2004	10.271299	10.503682	2.26%	43,245
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.535746	34.053791	33.36%	18,073
2012	22.710878	25.535746	12.44%	27,045
2011	25.955059	22.710878	-12.50%	38,625
2010	20.567387	25.955059	26.20%	42,172
2009	14.994381	20.567387	37.17%	38,880
2008	25.296736	14.994381	-40.73%	40,461
2007	22.348276	25.296736	13.19%	62,202
2006	20.255999	22.348276	10.33%	73,356
2005	17.486236	20.255999	15.84%	102,331
2004	14.291814	17.486236	22.35%	49,203

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.368513	23.467574	27.76%	1,561
2012	15.547217	18.368513	18.15%	1,681
2011	19.162728	15.547217	-18.87%	1,551
2010	17.303661	19.162728	10.74%	1,276
2009	13.967521	17.303661	23.88%	2,387
2008	25.394936	13.967521	-45.00%	2,660
2007	22.106362	25.394936	14.88%	2,847
2006	19.123170	22.106362	15.60%	6,139
2005	16.401788	19.123170	16.59%	9,257
2004	14.747430	16.401788	11.22%	9,352
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.315924	15.733181	27.75%	27,646
2012	10.418061	12.315924	18.22%	38,408
2011	12.848501	10.418061	-18.92%	45,953
2010	11.602372	12.848501	10.74%	35,155
2009	9.366945	11.602372	23.87%	46,162
2008	17.026073	9.366945	-44.98%	36,655
2007	14.820340	17.026073	14.88%	49,724
2006	12.815973	14.820340	15.64%	26,908
2005	10.995945	12.815973	16.55%	18,486
2004*	10.000000	10.995945	9.96%	10,695
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.354752	28.564214	27.78%	3,352
2012	17.925535	22.354752	24.71%	4,105
2011	20.077343	17.925535	-10.72%	8,227
2010	16.191033	20.077343	24.00%	6,543
2009	10.496953	16.191033	54.25%	6,682
2008	21.955389	10.496953	-52.19%	6,598
2007	21.217030	21.955389	3.48%	12,531
2006	18.633000	21.217030	13.87%	14,963
2005	18.533418	18.633000	0.54%	18,922
2004	16.587140	18.533418	11.73%	20,347
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.948307	12.085384	21.48%	28,542
2012	8.788696	9.948307	13.19%	6,202
2011	9.094250	8.788696	-3.36%	3,788
2010	8.403837	9.094250	8.22%	5,136
2009	6.573599	8.403837	27.84%	7,002
2008*	10.000000	6.573599	-34.26%	1,725

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.736606	14.243831	11.83%	22,596
2012	11.519704	12.736606	10.56%	54,263
2011	11.463051	11.519704	0.49%	59,778
2010	10.365402	11.463051	10.59%	62,329
2009	7.788371	10.365402	33.09%	76,272
2008	11.280782	7.788371	-30.96%	76,560
2007	11.078363	11.280782	1.83%	87,645
2006*	10.000000	11.078363	10.78%	42,502
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.795419	22.651933	27.29%	13,180
2012	16.194475	17.795419	9.89%	20,131
2011	15.565291	16.194475	4.04%	22,019
2010	13.144812	15.565291	18.41%	26,677
2009	11.413078	13.144812	15.17%	29,471
2008	15.951280	11.413078	-28.45%	35,106
2007	16.702536	15.951280	-4.50%	50,454
2006	14.528693	16.702536	14.96%	55,153
2005	14.311386	14.528693	1.52%	54,861
2004	13.136268	14.311386	8.95%	59,740
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.576811	31.526727	33.72%	17,910
2012	20.291086	23.576811	16.19%	25,672
2011	21.480554	20.291086	-5.54%	34,246
2010	17.068056	21.480554	25.85%	34,882
2009	13.464186	17.068056	26.77%	56,114
2008	20.480506	13.464186	-34.26%	34,028
2007	21.377512	20.480506	-4.20%	29,286
2006	18.617786	21.377512	14.82%	28,349
2005	17.438799	18.617786	6.76%	21,810
2004	14.357875	17.438799	21.46%	19,032
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.874113	23.987403	20.70%	1,581
2012	17.126834	19.874113	16.04%	1,747
2011	19.525697	17.126834	-12.29%	2,224
2010	18.350761	19.525697	6.40%	1,340
2009	13.642936	18.350761	34.51%	1,401
2008	23.314502	13.642936	-41.48%	1,938
2007	20.575821	23.314502	13.31%	2,637
2006	17.260846	20.575821	19.21%	3,210
2005	15.962062	17.260846	8.14%	7,605
2004	13.720588	15.962062	16.34%	9,979
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.871599	-1.28%	592
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.011908	12.077643	20.63%	851
2012	8.945515	10.011908	11.92%	991
2011	10.304278	8.945515	-13.19%	1,060
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	463
2011	11.278617	10.969534	-2.74%	590
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.609358	13.185054	37.21%	5,263
2012*	10.000000	9.609358	-3.91%	5,924
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.703580	13.010319	34.08%	10,643
2012*	10.000000	9.703580	-2.96%	10,420
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.428712	16.492857	22.82%	19,188
2012	11.480811	13.428712	16.97%	45,114
2011	12.605139	11.480811	-8.92%	42,986
2010	11.817371	12.605139	6.67%	9,001
2009*	10.000000	11.817371	18.17%	85
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.775009	11.686094	8.46%	3,425
2012*	10.000000	10.775009	7.75%	1,594
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.030618	12.792552	27.54%	2,433
2012*	10.000000	10.030618	0.31%	1,576

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	18.067655	21.245212	17.59%	9,645
2012	16.237268	18.067655	11.27%	2,025
2011	16.321490	16.237268	-0.52%	8,771
2010	15.380173	16.321490	6.12%	2,892
2009	12.477840	15.380173	23.26%	3,179
2008	15.145534	12.477840	-17.61%	3,221
2007	13.993012	15.145534	8.24%	3,344
2006	12.911316	13.993012	8.38%	3,622
2005	12.217979	12.911316	5.67%	9,299
2004	11.494958	12.217979	6.29%	9,426
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.752441	26.659761	28.47%	14,171
2012	17.071424	20.752441	21.56%	36,677
2011	18.689987	17.071424	-8.66%	18,790
2010	17.883341	18.689987	4.51%	26,338
2009	12.478366	17.883341	43.31%	20,801
2008	22.830114	12.478366	-45.34%	15,450
2007	17.025367	22.830114	34.09%	11,761
2006	15.896255	17.025367	7.10%	5,649
2005	14.388282	15.896255	10.48%	351
2004	12.426582	14.388282	15.79%	1,130
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.922620	13.185918	32.89%	674
2012*	10.000000	9.922620	-0.77%	947
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.211587	32.765980	12.17%	2,663
2012	26.297382	29.211587	11.08%	3,820
2011	39.597895	26.297382	-33.59%	716
2010	32.270233	39.597895	22.71%	1,048
2009	18.360385	32.270233	75.76%	1,123
2008	39.160687	18.360385	-53.12%	1,220
2007	31.169284	39.160687	25.64%	2,429
2006	21.656559	31.169284	43.93%	4,428
2005	16.722219	21.656559	29.51%	7,520
2004	14.354875	16.722219	16.49%	7,813
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.573159	21.155500	27.65%	15,050
2012	14.471888	16.573159	14.52%	12,587
2011	14.689734	14.471888	-1.48%	12,809
2010	13.344822	14.689734	10.08%	13,205
2009	9.774798	13.344822	36.52%	13,986
2008	15.803516	9.774798	-38.15%	16,349
2007	14.503959	15.803516	8.96%	19,207
2006	13.770714	14.503959	5.32%	19,014
2005	13.460591	13.770714	2.30%	15,169
2004	12.583644	13.460591	6.97%	13,172

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.189999	14.124104	38.61%	6,514
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.503779	24.626427	33.09%	45,881
2012	16.269377	18.503779	13.73%	46,006
2011	16.653081	16.269377	-2.30%	61,083
2010	15.255643	16.653081	9.16%	59,421
2009	12.693375	15.255643	20.19%	77,641
2008	19.229140	12.693375	-33.99%	19,095
2007	18.210675	19.229140	5.59%	21,033
2006	15.395861	18.210675	18.28%	44,361
2005	14.732461	15.395861	4.50%	5,038
2004	13.072099	14.732461	12.70%	3,940
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.748430	14.717782	25.27%	25,832
2012	10.325388	11.748430	13.78%	2,833
2011	10.709979	10.325388	-3.59%	1,870
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.102135	12.831377	27.02%	0
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.252060	19.711374	29.24%	43,734
2012	13.578667	15.252060	12.32%	55,861
2011	13.767110	13.578667	-1.37%	59,653
2010	12.396141	13.767110	11.06%	64,480
2009*	10.000000	12.396141	23.96%	66
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.217368	13.573557	21.00%	435,196
2012	9.876964	11.217368	13.57%	458,682
2011	9.970101	9.876964	-0.93%	467,741
2010	9.068158	9.970101	9.95%	600,459
2009	7.486222	9.068158	21.13%	572,704
2008	10.861614	7.486222	-31.08%	321,701
2007	10.427094	10.861614	4.17%	210,529
2006*	10.000000	10.427094	4.27%	93,126

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.392820	10.894232	-4.38%	108,445
2012	11.058827	11.392820	3.02%	118,464
2011	10.656705	11.058827	3.77%	117,034
2010	10.243901	10.656705	4.03%	122,455
2009	9.306266	10.243901	10.08%	102,033
2008	10.520262	9.306266	-11.54%	92,651
2007	10.409221	10.520262	1.07%	26,259
2006*	10.000000	10.409221	4.09%	6,668
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.722659	14.801329	26.26%	12,340
2012	9.783291	11.722659	19.82%	16,339
2011	10.990536	9.783291	-10.98%	25,664
2010	10.060622	10.990536	9.24%	22,370
2009	7.238672	10.060622	38.98%	23,564
2008	12.019214	7.238672	-39.77%	24,315
2007	10.708700	12.019214	12.24%	23,735
2006*	10.000000	10.708700	7.09%	5,867
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.484616	13.337885	27.21%	28,543
2012	9.099247	10.484616	15.23%	33,165
2011	9.726409	9.099247	-6.45%	49,161
2010	8.384221	9.726409	16.01%	44,110
2009	6.155155	8.384221	36.21%	61,630
2008	11.241811	6.155155	-45.25%	68,300
2007	10.236847	11.241811	9.82%	50,730
2006*	10.000000	10.236847	2.37%	14,931
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.148015	11.939049	30.51%	113,110
2012	7.962252	9.148015	14.89%	149,586
2011	8.297526	7.962252	-4.04%	133,373
2010	7.617747	8.297526	8.92%	135,858
2009	5.938710	7.617747	28.27%	106,059
2008	9.769577	5.938710	-39.21%	75,301
2007*	10.000000	9.769577	-2.30%	14,705
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.290277	19.221536	5.09%	6,820
2012	16.267785	18.290277	12.43%	7,589
2011	15.964206	16.267785	1.90%	7,566
2010	14.374149	15.964206	11.06%	10,177
2009	10.030824	14.374149	43.30%	13,740
2008	14.192415	10.030824	-29.32%	14,561
2007	14.021832	14.192415	1.22%	18,482
2006	12.915841	14.021832	8.56%	20,637
2005	12.852665	12.915841	0.49%	25,656
2004	11.893980	12.852665	8.06%	30,453

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.845598	22.370662	32.80%	19,579
2012	14.524582	16.845598	15.98%	24,370
2011	15.184938	14.524582	-4.35%	25,186
2010	13.401074	15.184938	13.31%	22,368
2009	10.644586	13.401074	25.90%	18,558
2008	17.275388	10.644586	-38.38%	36,777
2007	18.073967	17.275388	-4.42%	76,600
2006	15.934319	18.073967	13.43%	50,101
2005	15.616715	15.934319	2.03%	31,733
2004	13.589226	15.616715	14.92%	15,883
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.605792	12.123743	40.88%	3,664
2012	7.504897	8.605792	14.67%	4,907
2011	8.654916	7.504897	-13.29%	13,710
2010	7.642153	8.654916	13.25%	17,100
2009	5.090232	7.642153	50.13%	14,226
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.893050	13.453603	35.99%	62,925
2012	9.049793	9.893050	9.32%	47,905
2011	9.531298	9.049793	-5.05%	74,019
2010	7.859069	9.531298	21.28%	63,033
2009	6.099785	7.859069	28.84%	124,013
2008*	10.000000	6.099785	-39.00%	172,013
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	2,491
2009	6.333434	8.031170	26.81%	1,367
2008*	10.000000	6.333434	-36.67%	371
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.613196	11.943715	12.54%	136,719
2012	9.736744	10.613196	9.00%	93,557
2011	10.055121	9.736744	-3.17%	92,074
2010	9.278998	10.055121	8.36%	94,064
2009	7.889996	9.278998	17.60%	47,199
2008*	10.000000	7.889996	-21.10%	3,728
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.189136	12.125412	19.00%	152,680
2012	9.135318	10.189136	11.54%	162,098
2011	9.639496	9.135318	-5.23%	141,424
2010	8.738475	9.639496	10.31%	136,004
2009	7.170498	8.738475	21.87%	116,354
2008*	10.000000	7.170498	-28.30%	78,039

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.034695	11.364802	2.99%	189,787
2012	10.458904	11.034695	5.51%	240,300
2011	10.507326	10.458904	-0.46%	304,084
2010	10.023671	10.507326	4.83%	339,522
2009	9.036060	10.023671	10.93%	102,753
2008*	10.000000	9.036060	-9.64%	17,460
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.411868	12.038799	15.63%	193,842
2012	9.440750	10.411868	10.29%	242,060
2011	9.848044	9.440750	-4.14%	253,644
2010	9.009172	9.848044	9.31%	242,527
2009	7.526994	9.009172	19.69%	82,412
2008*	10.000000	7.526994	-24.73%	1,874
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.899609	12.075388	21.98%	53,751
2012	8.802675	9.899609	12.46%	85,768
2011	9.407764	8.802675	-6.43%	93,411
2010	8.458991	9.407764	11.22%	103,981
2009	6.808767	8.458991	24.24%	89,200
2008*	10.000000	6.808767	-31.91%	38,261
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.805629	11.797690	9.18%	396,453
2012	10.004897	10.805629	8.00%	158,371
2011	10.220701	10.004897	-2.11%	185,357
2010	9.550512	10.220701	7.02%	235,111
2009	8.268590	9.550512	15.50%	21,894
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.042223	11.567839	-3.94%	24,025
2012	11.415554	12.042223	5.49%	32,928
2011	10.947201	11.415554	4.28%	35,524
2010	10.445512	10.947201	4.80%	35,668
2009	9.800405	10.445512	6.58%	93,103
2008*	10.000000	9.800405	-2.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.013750	12.511292	-3.86%	17,706
2012	12.378536	13.013750	5.13%	18,104
2011	11.892035	12.378536	4.09%	6,935
2010	11.206811	11.892035	6.11%	6,520
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.960427	31.503670	-1.43%	1,063
2012	27.834924	31.960427	14.82%	1,122
2011	36.638038	27.834924	-24.03%	1,730
2010	32.203559	36.638038	13.77%	1,907
2009	20.118140	32.203559	60.07%	2,280
2008	48.724248	20.118140	-58.71%	3,982
2007	34.194184	48.724248	42.49%	5,288
2006	25.556052	34.194184	33.80%	5,729
2005	19.675015	25.556052	29.89%	6,279
2004	16.644208	19.675015	18.21%	9,207
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.832090	12.083894	-5.83%	63,995
2012	12.686748	12.832090	1.15%	108,623
2011	12.050888	12.686748	5.28%	100,173
2010	11.717690	12.050888	2.84%	70,856
2009	11.625974	11.717690	0.79%	168,534
2008	10.996208	11.625974	5.73%	186,343
2007	10.456077	10.996208	5.17%	155,901
2006	10.308192	10.456077	1.43%	78,216
2005	10.170039	10.308192	1.36%	38,271
2004	10.034393	10.170039	1.35%	39,154
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.658091	8.836548	15.39%	16,877
2012	6.771668	7.658091	13.09%	17,429
2011	7.665647	6.771668	-11.66%	22,635
2010	6.911330	7.665647	10.91%	19,665
2009	5.439586	6.911330	27.06%	18,015
2008*	10.000000	5.439586	-45.60%	3,381
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.574084	10.183736	18.77%	3,981
2012	7.390148	8.574084	16.02%	4,117
2011	8.639344	7.390148	-14.46%	4,242
2010	8.195706	8.639344	5.41%	4,049
2009	6.492680	8.195706	26.23%	3,355
2008	11.624236	6.492680	-44.15%	3,488
2007	10.827926	11.624236	7.35%	1,251
2006*	10.000000	10.827926	8.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.091136	22.594794	24.89%	8,004
2012	15.903701	18.091136	13.75%	7,109
2011	16.865953	15.903701	-5.71%	16,908
2010	14.990655	16.865953	12.51%	11,879
2009	12.006727	14.990655	24.85%	10,986
2008	19.370012	12.006727	-38.01%	13,607
2007	18.627254	19.370012	3.99%	21,716
2006	16.238229	18.627254	14.71%	30,020
2005	15.327674	16.238229	5.94%	27,599
2004	13.695527	15.327674	11.92%	22,660
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.172548	14.664468	11.33%	5,970
2012	12.269767	13.172548	7.36%	6,067
2011	12.390907	12.269767	-0.98%	6,464
2010	11.496080	12.390907	7.78%	5,511
2009*	10.000000	11.496080	14.96%	462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.197850	16.651882	17.28%	40,934
2012	12.887370	14.197850	10.17%	41,983
2011	13.253792	12.887370	-2.76%	52,630
2010	12.053380	13.253792	9.96%	53,435
2009*	10.000000	12.053380	20.53%	20,195
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.872988	13.245320	2.89%	227,287
2012	12.470780	12.872988	3.23%	310,302
2011	12.343508	12.470780	1.03%	212,189
2010	11.876288	12.343508	3.93%	124,566
2009	11.092429	11.876288	7.07%	206,067
2008	12.025824	11.092429	-7.76%	147,948
2007	11.628004	12.025824	3.42%	88,519
2006	11.158734	11.628004	4.21%	124,748
2005	11.004575	11.158734	1.40%	75,723
2004	10.713558	11.004575	2.72%	91,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.709013	7.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.728790	18.004799	14.47%	396,371
2012	14.462282	15.728790	8.76%	461,090
2011	14.740247	14.462282	-1.89%	490,689
2010	13.540200	14.740247	8.86%	504,693
2009	11.579600	13.540200	16.93%	503,919
2008	15.361218	11.579600	-24.62%	453,386
2007	14.813939	15.361218	3.69%	532,033
2006	13.553620	14.813939	9.30%	535,144
2005	13.107851	13.553620	3.40%	360,253
2004	12.192229	13.107851	7.51%	288,291
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.228554	20.693940	20.11%	171,575
2012	15.430735	17.228554	11.65%	190,960
2011	16.062594	15.430735	-3.93%	197,582
2010	14.503712	16.062594	10.75%	208,460
2009	11.879401	14.503712	22.09%	259,996
2008	17.641492	11.879401	-32.66%	222,267
2007	16.934317	17.641492	4.18%	249,554
2006	15.062418	16.934317	12.43%	189,429
2005	14.331913	15.062418	5.10%	140,456
2004	13.026688	14.331913	10.02%	109,394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.457393	15.679197	8.45%	126,905
2012	13.634356	14.457393	6.04%	147,220
2011	13.610050	13.634356	0.18%	173,846
2010	12.778219	13.610050	6.51%	167,632
2009	11.364256	12.778219	12.44%	172,752
2008	13.628897	11.364256	-16.62%	156,627
2007	13.118511	13.628897	3.89%	178,790
2006	12.326824	13.118511	6.42%	291,603
2005	12.019327	12.326824	2.56%	234,592
2004	11.427726	12.019327	5.18%	257,777
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.255643	20.406789	33.77%	175,523
2012	13.125810	15.255643	16.23%	187,055
2011	13.714900	13.125810	-4.30%	205,640
2010	12.876575	13.714900	6.51%	177,132
2009*	10.000000	12.876575	28.77%	260

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.242853	30.352358	30.59%	9,214
2012	20.159477	23.242853	15.29%	11,598
2011	21.074937	20.159477	-4.34%	14,372
2010	17.013868	21.074937	23.87%	13,006
2009	12.675571	17.013868	34.23%	19,684
2008	20.326795	12.675571	-37.64%	15,984
2007	19.256325	20.326795	5.56%	15,331
2006	17.852771	19.256325	7.86%	14,143
2005	16.225157	17.852771	10.03%	43,937
2004	14.283788	16.225157	13.59%	66,392
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.671770	9.492846	-1.85%	273,317
2012	9.854573	9.671770	-1.86%	273,095
2011	10.039796	9.854573	-1.84%	183,968
2010	10.229014	10.039796	-1.85%	185,823
2009	10.417445	10.229014	-1.81%	196,108
2008	10.400214	10.417445	0.17%	209,245
2007	10.112656	10.400214	2.84%	272,392
2006	9.856226	10.112656	2.60%	113,292
2005	9.780540	9.856226	0.77%	134,384
2004	9.884687	9.780540	-1.05%	77,587
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.813348	14.375806	-2.95%	21,395
2012	13.446101	14.813348	10.17%	24,751
2011	12.978836	13.446101	3.60%	25,795
2010	11.957409	12.978836	8.54%	26,471
2009	9.794737	11.957409	22.08%	24,672
2008	12.065711	9.794737	-18.82%	22,074
2007	11.750886	12.065711	2.68%	33,103
2006	11.419269	11.750886	2.90%	24,141
2005	11.385690	11.419269	0.29%	54,163
2004	10.888817	11.385690	4.56%	25,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.077393	10.787388	18.84%	51,244
2013	9.077393	10.787388	18.84%	51,244
2012	8.006280	9.077393	13.38%	74,275
2011	9.025504	8.006280	-11.29%	93,131
2010	8.080005	9.025504	11.70%	83,120
2009	6.048367	8.080005	33.59%	138,268
2008*	10.000000	6.048367	-39.52%	137,774

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	14.053860	16.697538	18.81%	1,778
2012	12.233737	14.053860	14.88%	1,792
2011	14.911587	12.233737	-17.96%	1,656
2010	14.346757	14.911587	3.94%	1,662
2009	11.286674	14.346757	27.11%	2,137
2008	21.486728	11.286674	-47.47%	3,893
2007	21.316653	21.486728	0.80%	4,717
2006	17.742531	21.316653	20.14%	5,128
2005	16.170138	17.742531	9.72%	5,148
2004	13.729071	16.170138	17.78%	12,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.776303	12.897708	31.93%	29,847
2012	8.576687	9.776303	13.99%	47,599
2011	9.029911	8.576687	-5.02%	69,565
2010	7.975139	9.029911	13.23%	63,075
2009	6.281640	7.975139	26.96%	75,161
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.230031	12.232607	32.53%	35,130
2012	7.997515	9.230031	15.41%	38,243
2011	8.676601	7.997515	-7.83%	40,136
2010	7.840677	8.676601	10.66%	41,939
2009	6.269802	7.840677	25.05%	46,514
2008*	10.000000	6.269802	-37.30%	4,324
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.087466	13.723288	36.04%	34,966
2012	8.965139	10.087466	12.52%	48,352
2011	9.559284	8.965139	-6.22%	57,487
2010	7.700979	9.559284	24.13%	57,086
2009	6.192315	7.700979	24.36%	86,267
2008*	10.000000	6.192315	-38.08%	57,517
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.986464	14.630542	33.17%	22,568
2012	9.621339	10.986464	14.19%	29,176
2011	10.035290	9.621339	-4.12%	38,295
2010	8.546437	10.035290	17.42%	38,048
2009	6.673995	8.546437	28.06%	71,965
2008*	10.000000	6.673995	-33.26%	102,690

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.203622	21.481055	41.29%	7,020
2012	13.697455	15.203622	11.00%	9,979
2011	14.076350	13.697455	-2.69%	43,913
2010	11.463564	14.076350	22.79%	6,570
2009	9.183081	11.463564	24.83%	7,160
2008	17.500830	9.183081	-47.53%	7,130
2007	16.285328	17.500830	7.46%	18,727
2006	16.110548	16.285328	1.08%	2,834
2005	15.234783	16.110548	5.75%	3,213
2004	13.715748	15.234783	11.08%	3,281
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.577981	31.030082	37.44%	4,142
2012	19.121810	22.577981	18.07%	7,541
2011	20.605213	19.121810	-7.20%	8,362
2010	16.598802	20.605213	24.14%	9,590
2009	13.436896	16.598802	23.53%	18,256
2008	20.222599	13.436896	-33.56%	13,380
2007	22.211681	20.222599	-8.96%	11,803
2006	19.325182	22.211681	14.94%	43,633
2005	19.155578	19.325182	0.89%	17,836
2004	16.681315	19.155578	14.83%	21,738
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.049325	29.038058	37.95%	3,399
2012	18.612848	21.049325	13.09%	4,573
2011	20.131252	18.612848	-7.54%	5,713
2010	16.410976	20.131252	22.67%	5,300
2009	12.437959	16.410976	31.94%	7,044
2008	20.557672	12.437959	-39.50%	21,289
2007	20.557852	20.557672	0.00%	23,057
2006	18.741745	20.557852	9.69%	35,163
2005	17.047183	18.741745	9.94%	79,265
2004	14.621826	17.047183	16.59%	25,561
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.066929	19.341629	28.37%	27,498
2012	13.484355	15.066929	11.74%	34,454
2011	13.686234	13.484355	-1.48%	43,587
2010	12.315506	13.686234	11.13%	44,209
2009	9.993615	12.315506	23.23%	85,051
2008	17.438964	9.993615	-42.69%	119,449
2007	16.469458	17.438964	5.89%	95,630
2006	14.796175	16.469458	11.31%	42,083
2005	14.082839	14.796175	5.07%	13,776
2004	13.099371	14.082839	7.51%	15,127

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.731513	10.817384	0.80%	40,625
2012	9.460182	10.731513	13.44%	41,397
2011	9.080691	9.460182	4.18%	46,495
2010	7.126472	9.080691	27.42%	44,212
2009	5.563279	7.126472	28.10%	51,860
2008*	10.000000	5.563279	-44.37%	3,674
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.484347	10.301244	-1.75%	13,530
2012	10.318874	10.484347	1.60%	10,317
2011	10.378124	10.318874	-0.57%	12,755
2010	10.323906	10.378124	0.53%	14,541
2009	9.820295	10.323906	5.13%	21,116
2008*	10.000000	9.820295	-1.80%	9,129
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.553328	15.975750	17.87%	34,929
2012	11.549727	13.553328	17.35%	45,895
2011	13.436871	11.549727	-14.04%	51,464
2010	12.873037	13.436871	4.38%	43,854
2009*	10.000000	12.873037	28.73%	80,120
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.255879	10.128225	-1.24%	77,763
2012	9.989651	10.255879	2.67%	92,824
2011	10.148128	9.989651	-1.56%	89,403
2010	9.820384	10.148128	3.34%	53,790
2009	8.828835	9.820384	11.23%	174,049
2008	10.390631	8.828835	-15.03%	147,798
2007	10.105358	10.390631	2.82%	146,417
2006	9.880148	10.105358	2.28%	84,892
2005	9.922647	9.880148	-0.43%	24,632
2004	10.031522	9.922647	-1.09%	21,725

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.313697	19.057039	43.14%	302
2012	12.465616	13.313697	6.80%	1,538
2011	12.836225	12.465616	-2.89%	592
2010	10.933729	12.836225	17.40%	1,032
2009	9.074922	10.933729	20.48%	1,871
2008	15.276455	9.074922	-40.60%	1,222
2007	15.486280	15.276455	-1.35%	2,786
2006	14.990135	15.486280	3.31%	3,733
2005	14.841809	14.990135	1.00%	3,913
2004	13.516188	14.841809	9.81%	2,171
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.092279	21.734071	35.06%	12,371
2012	14.774175	16.092279	8.92%	12,682
2011	15.530501	14.774175	-4.87%	12,245
2010	12.879389	15.530501	20.58%	10,004
2009	9.984406	12.879389	29.00%	10,313
2008	16.798984	9.984406	-40.57%	14,895
2007	15.906329	16.798984	5.61%	119,028
2006	14.252324	15.906329	11.61%	46,988
2005	13.588384	14.252324	4.89%	3,700
2004	12.221487	13.588384	11.18%	40,789
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.922434	28.571159	24.64%	2,398
2012	19.309873	22.922434	18.71%	2,934
2011	21.507168	19.309873	-10.22%	3,360
2010	18.938318	21.507168	13.56%	3,922
2009	13.846190	18.938318	36.78%	5,049
2008	23.643183	13.846190	-41.44%	5,754
2007	22.710241	23.643183	4.11%	10,924
2006	19.714004	22.710241	15.20%	11,641
2005	17.608662	19.714004	11.96%	12,392
2004	15.091431	17.608662	16.68%	19,803
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.141553	9.917390	-2.21%	3,258
2012*	10.000000	10.141553	1.42%	5,657
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.121711	20.798334	29.01%	35,495
2012	14.086578	16.121711	14.45%	46,894
2011	14.396821	14.086578	-2.15%	60,263
2010	12.663841	14.396821	13.68%	58,448
2009	10.080586	12.663841	25.63%	95,530
2008	16.734981	10.080586	-39.76%	119,497
2007	16.372426	16.734981	2.21%	106,509
2006	14.535004	16.372426	12.64%	53,369
2005	14.004211	14.535004	3.79%	24,082
2004	13.072585	14.004211	7.13%	19,337

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.584078	31.171298	38.02%	4,461
2012	19.555273	22.584078	15.49%	5,106
2011	20.409488	19.555273	-4.19%	6,681
2010	16.897853	20.409488	20.78%	9,271
2009	12.577491	16.897853	34.35%	10,126
2008	20.670727	12.577491	-39.15%	35,489
2007	21.359870	20.670727	-3.23%	26,184
2006	18.979349	21.359870	12.54%	12,495
2005	17.623824	18.979349	7.69%	10,970
2004	15.066242	17.623824	16.98%	8,948
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.585007	10.400537	-1.74%	8,114
2012*	10.000000	10.585007	5.85%	3,881
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	803
2011	11.626247	12.372183	6.42%	71
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	2,003
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.589647	11.348829	-2.08%	37,583
2012	11.166580	11.589647	3.79%	44,981
2011	11.262962	11.166580	-0.86%	41,457
2010	10.909511	11.262962	3.24%	36,555
2009*	10.000000	10.909511	9.10%	42,182
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	15,423
2012	9.967028	10.711515	7.47%	20,899
2011*	10.000000	9.967028	-0.33%	8,336
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.658539	18.188898	33.17%	0
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
2010	11.116845	12.480136	12.26%	306
2009	8.725219	11.116845	27.41%	339
2008	14.501740	8.725219	-39.83%	402
2007	15.726340	14.501740	-7.79%	402
2006	13.822597	15.726340	13.77%	402
2005	13.382696	13.822597	3.29%	6,188
2004	12.271349	13.382696	9.06%	6,188

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	15.005863	18.862768	25.70%	1,085
2012	12.540849	15.005863	19.66%	1,108
2011	15.381731	12.540849	-18.47%	1,482
2010	14.243374	15.381731	7.99%	1,508
2009	11.643640	14.243374	22.33%	1,578
2008	21.166526	11.643640	-44.99%	1,663
2007	19.902453	21.166526	6.35%	1,690
2006	15.875772	19.902453	25.36%	1,690
2005	14.415757	15.875772	10.13%	1,690
2004	12.640252	14.415757	14.05%	1,690
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.298193	20.170216	41.07%	1,744
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
2010	13.340219	15.816854	18.57%	408
2009	8.292772	13.340219	60.87%	0
2008	13.418513	8.292772	-38.20%	391
2007	12.957523	13.418513	3.56%	325
2006	12.520549	12.957523	3.49%	271
2005	12.068798	12.520549	3.74%	213
2004	11.707077	12.068798	3.09%	152
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.634667	21.619829	47.73%	40,750
2012	11.382550	14.634667	28.57%	43,163
2011	10.505563	11.382550	8.35%	43,992
2010*	10.000000	10.505563	5.06%	3,964
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.108751	11.815778	-2.42%	3,150
2012	11.298831	12.108751	7.17%	3,123
2011	10.921086	11.298831	3.46%	3,081
2010	10.412737	10.921086	4.88%	3,140
2009	9.699151	10.412737	7.36%	3,545
2008	11.035849	9.699151	-12.11%	89,784
2007	10.687295	11.035849	3.26%	97,540
2006	10.513789	10.687295	1.65%	40,978
2005	10.305973	10.513789	2.02%	3,220
2004	10.089289	10.305973	2.15%	3,599

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.593642	21.129343	-10.44%	171
2012	20.393775	23.593642	15.69%	414
2011	19.438922	20.393775	4.91%	502
2010	18.047123	19.438922	7.71%	500
2009	14.131677	18.047123	27.71%	590
2008	16.934984	14.131677	-16.55%	905
2007	16.218791	16.934984	4.42%	2,396
2006	14.912555	16.218791	8.76%	5,518
2005	13.548609	14.912555	10.07%	6,318
2004	12.540033	13.548609	8.04%	10,596
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.699657	10.523064	8.49%	1,638
2012*	10.000000	9.699657	-3.00%	2,578
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.604073	10.396890	8.26%	221
2012*	10.000000	9.604073	-3.96%	2,967
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.888672	23.428352	47.45%	2,228
2012	15.007617	15.888672	5.87%	8,499
2011	16.026653	15.007617	-6.36%	4,910
2010	12.880121	16.026653	24.43%	5,762
2009	8.597067	12.880121	49.82%	3,198

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.381751	21.629909	32.04%	145
2012	14.243532	16.381751	15.01%	151
2011	13.687916	14.243532	4.06%	157
2010	12.369671	13.687916	10.66%	0
2009	10.477260	12.369671	18.06%	0
2008	18.009437	10.477260	-41.82%	0
2007	17.509150	18.009437	2.86%	798
2006	15.256160	17.509150	14.77%	798
2005	14.867466	15.256160	2.61%	3,265
2004	13.626250	14.867466	9.11%	5,311
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.915589	30.940985	35.02%	567
2012	19.718578	22.915589	16.21%	85
2011	21.996364	19.718578	-10.36%	304
2010	17.712365	21.996364	24.19%	3,657
2009	12.656476	17.712365	39.95%	218
2008	20.080310	12.656476	-36.97%	14,113
2007	20.163377	20.080310	-0.41%	541
2006	17.996918	20.163377	12.04%	535
2005	17.203603	17.996918	4.61%	428
2004	14.727543	17.203603	16.81%	241
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.257120	12.800244	-10.22%	8,078
2012	13.534298	14.257120	5.34%	8,506
2011	12.345662	13.534298	9.63%	8,873
2010	11.971868	12.345662	3.12%	5,586
2009	11.072684	11.971868	8.12%	4,715
2008	11.469347	11.072684	-3.46%	8,160
2007	10.678841	11.469347	7.40%	847
2006	10.715015	10.678841	-0.34%	3,046
2005	10.753920	10.715015	-0.36%	1,612
2004	10.360197	10.753920	3.80%	7,838
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.907058	21.142143	32.91%	274
2012	14.167580	15.907058	12.28%	4,543
2011	14.040284	14.167580	0.91%	4,850
2010	12.569760	14.040284	11.70%	274
2009	10.879530	12.569760	15.54%	274
2008	16.991635	10.879530	-35.97%	274
2007	17.397983	16.991635	-2.34%	274
2006	15.181408	17.397983	14.60%	274
2005	14.805759	15.181408	2.54%	274
2004	13.406642	14.805759	10.44%	274

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.384498	19.604954	27.43%	4,736
2012	13.493507	15.384498	14.01%	5,255
2011	13.871247	13.493507	-2.72%	8,460
2010	11.884456	13.871247	16.72%	6,376
2009	9.333144	11.884456	27.34%	5,622
2008	12.603032	9.333144	-25.95%	6,028
2007	13.167878	12.603032	-4.29%	6,909
2006	11.164123	13.167878	17.95%	5,535
2005*	10.000000	11.164123	11.64%	816
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.201631	14.817822	12.24%	9,025
2012	12.238163	13.201631	7.87%	9,267
2011	12.945958	12.238163	-5.47%	8,629
2010	12.022984	12.945958	7.68%	13,771
2009*	10.000000	12.022984	20.23%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.931911	31.655858	38.04%	8,260
2012	20.197605	22.931911	13.54%	5,913
2011	20.472792	20.197605	-1.34%	11,009
2010	16.585419	20.472792	23.44%	4,522
2009	13.522499	16.585419	22.65%	2,299
2008	19.953186	13.522499	-32.23%	15,579
2007	20.475926	19.953186	-2.55%	3,978
2006	18.242482	20.475926	12.24%	3,852
2005	17.340425	18.242482	5.20%	2,576
2004	14.502323	17.340425	19.57%	3,401
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.499065	21.317470	29.20%	8,400
2012	14.565437	16.499065	13.28%	10,351
2011	14.610202	14.565437	-0.31%	9,398
2010	13.002769	14.610202	12.36%	7,158
2009	10.515790	13.002769	23.65%	14,580
2008	17.102642	10.515790	-38.51%	18,420
2007	16.606789	17.102642	2.99%	15,624
2006	14.693228	16.606789	13.02%	15,894
2005	14.341131	14.693228	2.46%	20,044
2004	13.247418	14.341131	8.26%	14,690

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.027376	20.182546	18.53%	8,437
2012	15.760197	17.027376	8.04%	23,681
2011	14.773644	15.760197	6.68%	15,258
2010	13.090190	14.773644	12.86%	8,026
2009	10.916979	13.090190	19.91%	8,329
2008	15.835261	10.916979	-31.06%	8,564
2007	15.108418	15.835261	4.81%	8,743
2006	13.252291	15.108418	14.01%	8,634
2005	12.973992	13.252291	2.15%	8,883
2004	12.619952	12.973992	2.81%	10,107
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	0
2005	14.954456	15.486336	3.56%	0
2004	13.727773	14.954456	8.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	14.058509	16.013809	13.91%	0
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	0
2008	16.532909	11.406802	-31.01%	0
2007	15.372699	16.532909	7.55%	0
2006	13.533690	15.372699	13.59%	0
2005	13.565101	13.533690	-0.23%	229
2004	12.909925	13.565101	5.07%	229
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.148399	12.995383	-1.16%	3,566
2012	12.246801	13.148399	7.36%	6,469
2011	12.239736	12.246801	0.06%	6,626
2010	11.522442	12.239736	6.23%	8,445
2009	9.775256	11.522442	17.87%	8,712
2008	10.778693	9.775256	-9.31%	9,473
2007	10.451360	10.778693	3.13%	11,526
2006	10.251388	10.451360	1.95%	15,256
2005	10.347262	10.251388	-0.93%	18,049
2004	10.208760	10.347262	1.36%	14,791

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	0
2010	10.879123	12.011480	10.41%	0
2009	8.946637	10.879123	21.60%	0
2008	12.187475	8.946637	-26.59%	0
2007	11.459629	12.187475	6.35%	0
2006	10.659740	11.459629	7.50%	0
2005*	10.000000	10.659740	6.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.987588	14.732914	13.44%	13,884
2012	11.709234	12.987588	10.92%	14,020
2011	12.085604	11.709234	-3.11%	16,794
2010	10.775514	12.085604	12.16%	16,956
2009	8.544816	10.775514	26.11%	10,362
2008	12.962220	8.544816	-34.08%	8,353
2007	12.016865	12.962220	7.87%	7,760
2006	10.965440	12.016865	9.59%	0
2005*	10.000000	10.965440	9.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0
2009	8.179923	10.526448	28.69%	0
2008	13.486807	8.179923	-39.35%	0
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
2005*	10.000000	11.172924	11.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.772926	19.209454	21.79%	6,536
2012	15.352320	15.772926	2.74%	6,068
2011	16.507445	15.352320	-7.00%	6,119
2010	14.121616	16.507445	16.89%	6,196
2009	9.754586	14.121616	44.77%	9,500
2008	21.809443	9.754586	-55.27%	9,256
2007	15.266216	21.809443	42.86%	25,032
2006	13.343898	15.266216	14.41%	11,145
2005*	10.000000	13.343898	33.44%	7,209

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.484547	20.671592	25.40%	18,269
2012	14.356092	16.484547	14.83%	11,454
2011	14.538381	14.356092	-1.25%	15,421
2010	12.896015	14.538381	12.74%	15,618
2009	10.121211	12.896015	27.42%	12,651
2008	18.041852	10.121211	-43.90%	11,856
2007	18.162116	18.041852	-0.66%	22,032
2006	15.436486	18.162116	17.66%	16,088
2005	14.904344	15.436486	3.57%	20,341
2004	13.658630	14.904344	9.12%	12,887
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.287778	21.730808	33.42%	2,405
2012	14.513585	16.287778	12.22%	3,688
2011	14.798905	14.513585	-1.93%	30,374
2010	12.179100	14.798905	21.51%	3,679
2009	9.701850	12.179100	25.53%	1,991
2008	18.770011	9.701850	-48.31%	2,555
2007	15.107734	18.770011	24.24%	29,184
2006	14.449853	15.107734	4.55%	1,656
2005	13.960697	14.449853	3.50%	1,121
2004	13.800194	13.960697	1.16%	6,362
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.470981	12.941766	-3.93%	25,178
2012	13.003819	13.470981	3.59%	17,004
2011	12.383743	13.003819	5.01%	18,769
2010	11.737617	12.383743	5.50%	57,886
2009	10.361987	11.737617	13.28%	73,848
2008	10.941424	10.361987	-5.30%	28,081
2007	10.716787	10.941424	2.10%	25,874
2006	10.489860	10.716787	2.16%	26,035
2005	10.493632	10.489860	-0.04%	20,556
2004	10.266703	10.493632	2.21%	15,538
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.407524	33.865563	33.29%	22,836
2012	22.608391	25.407524	12.38%	23,151
2011	25.851085	22.608391	-12.54%	27,581
2010	20.495432	25.851085	26.13%	72,344
2009	14.949542	20.495432	37.10%	47,593
2008	25.233984	14.949542	-40.76%	26,306
2007	22.304255	25.233984	13.14%	44,173
2006	20.226375	22.304255	10.27%	43,950
2005	17.469531	20.226375	15.78%	33,590
2004	14.285435	17.469531	22.29%	17,041

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
2007	22.062847	25.331974	14.82%	0
2006	19.095216	22.062847	15.54%	0
2005	16.386129	19.095216	16.53%	0
2004	14.740847	16.386129	11.16%	1,988
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.261639	15.655851	27.68%	15,867
2012	10.377434	12.261639	18.16%	13,818
2011	12.804929	10.377434	-18.96%	15,356
2010	11.568911	12.804929	10.68%	31,432
2009	9.344712	11.568911	23.80%	39,125
2008	16.994351	9.344712	-45.01%	11,531
2007	14.800306	16.994351	14.82%	31,858
2006	12.805159	14.800306	15.58%	11,751
2005	10.992242	12.805159	16.49%	11,695
2004*	10.000000	10.992242	9.92%	6,232
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.242473	28.406281	27.71%	3,290
2012	17.844621	22.242473	24.65%	3,245
2011	19.996905	17.844621	-10.76%	3,296
2010	16.134375	19.996905	23.94%	3,250
2009	10.465552	16.134375	54.17%	3,356
2008	21.900932	10.465552	-52.21%	3,619
2007	21.175246	21.900932	3.43%	3,223
2006	18.605749	21.175246	13.81%	16,067
2005	18.515721	18.605749	0.49%	3,011
2004	16.579749	18.515721	11.68%	2,954
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.693380	14.188263	11.78%	4,105
2012	11.486473	12.693380	10.51%	4,267
2011	11.435797	11.486473	0.44%	4,252
2010	10.346021	11.435797	10.53%	6,421
2009	7.777777	10.346021	33.02%	6,445
2008	11.271182	7.777777	-30.99%	4,192
2007	11.074620	11.271182	1.77%	7,526
2006*	10.000000	11.074620	10.75%	383
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.706096	22.526778	27.23%	17,534
2012	16.121426	17.706096	9.83%	11,029
2011	15.502967	16.121426	3.99%	10,872
2010	13.098837	15.502967	18.35%	18,442
2009	11.378953	13.098837	15.11%	18,618
2008	15.911706	11.378953	-28.49%	18,831
2007	16.669638	15.911706	-4.55%	20,401
2006	14.507449	16.669638	14.90%	25,204
2005	14.297719	14.507449	1.47%	24,082
2004	13.130408	14.297719	8.89%	17,542
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.458456	31.352499	33.65%	7,644
2012	20.199535	23.458456	16.13%	7,828
2011	21.394517	20.199535	-5.59%	10,162
2010	17.008342	21.394517	25.79%	11,100
2009	13.423922	17.008342	26.70%	12,784
2008	20.429698	13.423922	-34.29%	14,915
2007	21.335411	20.429698	-4.25%	7,582
2006	18.590572	21.335411	14.76%	10,045
2005	17.422161	18.590572	6.71%	6,107
2004	14.351480	17.422161	21.40%	3,691
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
2007	20.535305	23.256678	13.25%	0
2006	17.235606	20.535305	19.14%	0
2005	15.946817	17.235606	8.08%	546
2004	13.714467	15.946817	16.28%	577
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.868231	-1.32%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.000877	12.058194	20.57%	96
2012	8.940211	10.000877	11.86%	100
2011	10.303414	8.940211	-13.23%	96
2010*	10.000000	10.303414	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.187623	17.066799	29.42%	41,982
2012	10.963048	13.187623	20.29%	33,582
2011	11.277673	10.963048	-2.79%	74,684
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.606038	13.173798	37.14%	11,020
2012*	10.000000	9.606038	-3.94%	12,633
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.700224	12.999201	34.01%	4,341
2012*	10.000000	9.700224	-3.00%	4,474
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.403631	16.453681	22.76%	788
2012	11.465232	13.403631	16.91%	837
2011	12.594443	11.465232	-8.97%	206
2010	11.813349	12.594443	6.61%	8,592
2009*	10.000000	11.813349	18.13%	206
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.771349	11.676176	8.40%	56,063
2012*	10.000000	10.771349	7.71%	30,358
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.976978	21.127832	17.53%	29
2012	16.164033	17.976978	11.22%	72
2011	16.256146	16.164033	-0.57%	72
2010	15.326396	16.256146	6.07%	76
2009	12.440541	15.326396	23.20%	76
2008	15.107969	12.440541	-17.66%	76
2007	13.965464	15.107969	8.18%	84
2006	12.892454	13.965464	8.32%	84
2005	12.206327	12.892454	5.62%	84
2004	11.489832	12.206327	6.24%	1,204
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.648287	26.512448	28.40%	7,824
2012	16.994419	20.648287	21.50%	11,429
2011	18.615134	16.994419	-8.71%	16,713
2010	17.820786	18.615134	4.46%	58,807
2009	12.441048	17.820786	43.24%	46,289
2008	22.773483	12.441048	-45.37%	51,874
2007	16.991824	22.773483	34.03%	46,671
2006	15.873002	16.991824	7.05%	1,884
2005	14.374535	15.873002	10.42%	480
2004	12.421034	14.374535	15.73%	2,092
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.064944	32.584898	12.11%	5,786
2012	26.178725	29.064944	11.03%	5,767
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.107912	39.063570	25.57%	0
2006	21.624889	31.107912	43.85%	0
2005	16.706250	21.624889	29.44%	0
2004	14.348466	16.706250	16.43%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.489921	21.038534	27.58%	6,907
2012	14.406564	16.489921	14.46%	6,552
2011	14.630872	14.406564	-1.53%	5,916
2010	13.298107	14.630872	10.02%	4,575
2009	9.745545	13.298107	36.45%	4,666
2008	15.764287	9.745545	-38.18%	4,785
2007	14.475374	15.764287	8.90%	5,017
2006	13.750579	14.475374	5.27%	5,173
2005	13.447732	13.750579	2.25%	5,208
2004	12.578028	13.447732	6.91%	3,232

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.410922	24.490391	33.02%	51,061
2012	16.196003	18.410922	13.68%	33,551
2011	16.586416	16.196003	-2.35%	61,721
2010	15.202306	16.586416	9.10%	96,765
2009	12.655437	15.202306	20.12%	71,043
2008	19.181453	12.655437	-34.02%	45,358
2007	18.174822	19.181453	5.54%	30,164
2006	15.373351	18.174822	18.22%	12,542
2005	14.718395	15.373351	4.45%	8,788
2004	13.066273	14.718395	12.64%	2,987
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.732494	14.690343	25.21%	27,874
2012	10.316656	11.732494	13.72%	17,438
2011	10.706363	10.316656	-3.64%	25,028
2010*	10.000000	10.706363	7.06%	2,824
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.093554	12.813949	26.95%	3,626
2012	9.043284	10.093554	11.61%	10,447
2011*	10.000000	9.043284	-9.57%	6,198
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.223591	19.664564	29.17%	7,893
2012	13.560253	15.223591	12.27%	6,198
2011	13.755440	13.560253	-1.42%	9,898
2010	12.391945	13.755440	11.00%	9,304
2009*	10.000000	12.391945	23.92%	41
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.179298	13.520609	20.94%	68,982
2012	9.848461	11.179298	13.51%	74,981
2011	9.946387	9.848461	-0.98%	70,342
2010	9.051196	9.946387	9.89%	80,574
2009	7.476026	9.051196	21.07%	71,017
2008	10.852373	7.476026	-31.11%	42,770
2007	10.423562	10.852373	4.11%	39,105
2006*	10.000000	10.423562	4.24%	13,007

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.354174	10.851746	-4.43%	20,684
2012	11.026950	11.354174	2.97%	19,127
2011	10.631394	11.026950	3.72%	18,940
2010	10.224777	10.631394	3.98%	26,917
2009	9.293622	10.224777	10.02%	19,941
2008	10.511339	9.293622	-11.58%	10,850
2007	10.405716	10.511339	1.02%	7,788
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.682902	14.743616	26.20%	17,532
2012	9.755085	11.682902	19.76%	4,959
2011	10.964407	9.755085	-11.03%	5,281
2010	10.041819	10.964407	9.19%	4,069
2009	7.228832	10.041819	38.91%	4,524
2008	12.009005	7.228832	-39.80%	3,973
2007	10.705080	12.009005	12.18%	4,350
2006*	10.000000	10.705080	7.05%	925
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.449057	13.285877	27.15%	84,697
2012	9.073017	10.449057	15.17%	24,200
2011	9.703303	9.073017	-6.50%	31,421
2010	8.368558	9.703303	15.95%	21,368
2009	6.146783	8.368558	36.15%	13,517
2008	11.232271	6.146783	-45.28%	15,916
2007	10.233395	11.232271	9.76%	6,696
2006*	10.000000	10.233395	2.33%	7,121
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.121605	11.898520	30.44%	19,225
2012	7.943317	9.121605	14.83%	22,159
2011	8.282008	7.943317	-4.09%	29,131
2010	7.607377	8.282008	8.87%	42,314
2009	5.933653	7.607377	28.21%	29,433
2008	9.766249	5.933653	-39.24%	10,092
2007*	10.000000	9.766249	-2.34%	7,938
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.198416	19.115246	5.04%	218
2012	16.194358	18.198416	12.38%	87
2011	15.900227	16.194358	1.85%	544
2010	14.323849	15.900227	11.01%	2,285
2009	10.000827	14.323849	43.23%	8,172
2008	14.157191	10.000827	-29.36%	8,709
2007	13.994206	14.157191	1.16%	9,366
2006	12.896942	13.994206	8.51%	9,441
2005	12.840387	12.896942	0.44%	12,286
2004	11.888673	12.840387	8.01%	12,097

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.761045	22.247052	32.73%	21,050
2012	14.459057	16.761045	15.92%	6,706
2011	15.124134	14.459057	-4.40%	9,032
2010	13.354195	15.124134	13.25%	9,405
2009	10.612760	13.354195	25.83%	8,117
2008	17.232540	10.612760	-38.41%	17,191
2007	18.038387	17.232540	-4.47%	10,530
2006	15.911026	18.038387	13.37%	10,925
2005	15.601811	15.911026	1.98%	7,224
2004	13.583167	15.601811	14.86%	4,675
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.585350	12.088791	40.81%	10,392
2012	7.490901	8.585350	14.61%	56
2011	8.643168	7.490901	-13.33%	67
2010	7.635656	8.643168	13.19%	94
2009	5.088492	7.635656	50.06%	106
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.869532	13.414785	35.92%	24,257
2012	9.032885	9.869532	9.26%	29,916
2011	9.518329	9.032885	-5.10%	95,570
2010	7.852367	9.518329	21.22%	46,431
2009	6.097700	7.852367	28.78%	37,057
2008*	10.000000	6.097700	-39.02%	23,496
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.588009	11.909296	12.48%	3,271
2012	9.718595	10.588009	8.95%	6,601
2011	10.041489	9.718595	-3.22%	15,654
2010	9.271131	10.041489	8.31%	15,847
2009	7.887319	9.271131	17.54%	3,460
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.164913	12.090408	18.94%	18,135
2012	9.118259	10.164913	11.48%	18,323
2011	9.626400	9.118259	-5.28%	4,653
2010	8.731043	9.626400	10.25%	4,704
2009	7.168050	8.731043	21.80%	36,487
2008*	10.000000	7.168050	-28.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.008483	11.332036	2.94%	3,163
2012	10.439400	11.008483	5.45%	266,278
2011	10.493066	10.439400	-0.51%	3,238
2010	10.015163	10.493066	4.77%	3,272
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.387149	12.004106	15.57%	73,959
2012	9.423149	10.387149	10.23%	41,016
2011	9.834684	9.423149	-4.18%	42,603
2010	9.001521	9.834684	9.26%	32,679
2009	7.524429	9.001521	19.63%	17,215
2008*	10.000000	7.524429	-24.76%	108
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.876079	12.040549	21.92%	1,770
2012	8.786246	9.876079	12.40%	1,778
2011	9.394982	8.786246	-6.48%	3,807
2010	8.451804	9.394982	11.16%	3,816
2009	6.806444	8.451804	24.17%	46,240
2008*	10.000000	6.806444	-31.94%	120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.779948	11.763647	9.13%	2,149
2012	9.986227	10.779948	7.95%	3,821
2011	10.206821	9.986227	-2.16%	12,594
2010	9.542396	10.206821	6.96%	12,704
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.013637	11.534508	-3.99%	2,693
2012	11.394264	12.013637	5.44%	2,097
2011	10.932331	11.394264	4.23%	2,130
2010	10.436645	10.932331	4.75%	3,973
2009	9.797071	10.436645	6.53%	5,287
2008*	10.000000	9.797071	-2.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.982845	12.475226	-3.91%	2,714
2012	12.355457	12.982845	5.08%	2,568
2011	11.875895	12.355457	4.04%	2,531
2010	11.197302	11.875895	6.06%	1,673
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.799987	31.329556	-1.48%	624
2012	27.709347	31.799987	14.76%	628
2011	36.491335	27.709347	-24.07%	645
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	147
2007	34.126891	48.603481	42.42%	147
2006	25.518716	34.126891	33.73%	147
2005	19.656249	25.518716	29.82%	488
2004	16.636793	19.656249	18.15%	585
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.767690	12.017128	-5.88%	18,024
2012	12.629525	12.767690	1.09%	18,505
2011	12.002636	12.629525	5.22%	17,597
2010	11.676717	12.002636	2.79%	22,949
2009	11.591228	11.676717	0.74%	21,822
2008	10.968931	11.591228	5.67%	40,972
2007	10.435493	10.968931	5.11%	19,269
2006	10.293118	10.435493	1.38%	27,769
2005	10.160331	10.293118	1.31%	25,498
2004	10.029912	10.160331	1.30%	18,231
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.639862	8.811027	15.33%	20,684
2012	6.759003	7.639862	13.03%	22,971
2011	7.655210	6.759003	-11.71%	71,930
2010	6.905438	7.655210	10.86%	22,855
2009	5.437726	6.905438	26.99%	16,674
2008*	10.000000	5.437726	-45.62%	4,069
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.544964	10.143988	18.71%	5,746
2012	7.368824	8.544964	15.96%	434
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.000330	22.469946	24.83%	120
2012	15.831952	18.000330	13.70%	120
2011	16.798410	15.831952	-5.75%	4,576
2010	14.938226	16.798410	12.45%	4,034
2009	11.970822	14.938226	24.79%	14,813
2008	19.321952	11.970822	-38.05%	15,927
2007	18.590551	19.321952	3.93%	17,273
2006	16.214476	18.590551	14.65%	9,571
2005	15.313030	16.214476	5.89%	5,226
2004	13.689404	15.313030	11.86%	874
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.147941	14.629618	11.27%	9,948
2012	12.253111	13.147941	7.30%	10,566
2011	12.380379	12.253111	-1.03%	6,964
2010	11.492168	12.380379	7.73%	7,603
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.171338	16.612312	17.22%	22,603
2012	12.869880	14.171338	10.11%	6,414
2011	13.242541	12.869880	-2.81%	6,486
2010	12.049283	13.242541	9.90%	5,306
2009*	10.000000	12.049283	20.49%	3,108
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.808368	13.172122	2.84%	2,811
2012	12.414523	12.808368	3.17%	11,265
2011	12.294075	12.414523	0.98%	2,867
2010	11.834748	12.294075	3.88%	8,598
2009	11.059266	11.834748	7.01%	71,067
2008	11.995994	11.059266	-7.81%	44,411
2007	11.605099	11.995994	3.37%	47,005
2006	11.142419	11.605099	4.15%	85,595
2005	10.994065	11.142419	1.35%	90,578
2004	10.708779	10.994065	2.66%	55,182
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.705374	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.649848	17.905306	14.41%	66,090
2012	14.397048	15.649848	8.70%	75,540
2011	14.681233	14.397048	-1.94%	82,257
2010	13.492861	14.681233	8.81%	78,696
2009	11.544996	13.492861	16.87%	130,540
2008	15.323115	11.544996	-24.66%	107,296
2007	14.784773	15.323115	3.64%	115,770
2006	13.533804	14.784773	9.24%	120,440
2005	13.095335	13.533804	3.35%	139,127
2004	12.186797	13.095335	7.46%	164,086
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.142124	20.579667	20.05%	89,230
2012	15.361157	17.142124	11.59%	111,395
2011	15.998294	15.361157	-3.98%	124,816
2010	14.453011	15.998294	10.69%	121,836
2009	11.843910	14.453011	22.03%	169,255
2008	17.597773	11.843910	-32.70%	158,408
2007	16.900988	17.597773	4.12%	162,987
2006	15.040415	16.900988	12.37%	116,083
2005	14.318239	15.040415	5.04%	31,407
2004	13.020880	14.318239	9.96%	19,502
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.384780	15.592498	8.40%	42,265
2012	13.572810	14.384780	5.98%	56,534
2011	13.555512	13.572810	0.13%	58,002
2010	12.733498	13.555512	6.46%	42,653
2009	11.330274	12.733498	12.38%	48,714
2008	13.595082	11.330274	-16.66%	25,540
2007	13.092663	13.595082	3.84%	43,925
2006	12.308781	13.092663	6.37%	43,597
2005	12.007837	12.308781	2.51%	44,582
2004	11.422629	12.007837	5.12%	26,048
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.227174	20.358343	33.70%	41,563
2012	13.108013	15.227174	16.17%	29,955
2011	13.703267	13.108013	-4.34%	34,261
2010	12.872203	13.703267	6.46%	59,882
2009*	10.000000	12.872203	28.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.126160	30.184581	30.52%	8,418
2012	20.068510	23.126160	15.24%	4,862
2011	20.990505	20.068510	-4.39%	5,641
2010	16.954335	20.990505	23.81%	4,230
2009	12.637660	16.954335	34.16%	22,661
2008	20.276352	12.637660	-37.67%	2,752
2007	19.218377	20.276352	5.51%	1,492
2006	17.826650	19.218377	7.81%	0
2005	16.209651	17.826650	9.98%	210
2004	14.277420	16.209651	13.53%	208
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.623025	9.440188	-1.90%	33,658
2012	9.809916	9.623025	-1.91%	146,443
2011	9.999381	9.809916	-1.89%	62,601
2010	10.193034	9.999381	-1.90%	62,792
2009	10.386092	10.193034	-1.86%	70,303
2008	10.374196	10.386092	0.11%	57,531
2007	10.092529	10.374196	2.79%	62,554
2006	9.841607	10.092529	2.55%	22,001
2005	9.770998	9.841607	0.72%	18,192
2004	9.880078	9.770998	-1.10%	11,299
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.739016	14.296383	-3.00%	40,024
2012	13.385466	14.739016	10.11%	19,008
2011	12.926876	13.385466	3.55%	46,440
2010	11.915595	12.926876	8.49%	34,962
2009	9.765464	11.915595	22.02%	7,740
2008	12.035787	9.765464	-18.86%	6,440
2007	11.727753	12.035787	2.63%	10,276
2006	11.402579	11.727753	2.85%	6,868
2005	11.374821	11.402579	0.24%	5,580
2004	10.883959	11.374821	4.51%	9,863
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.055819	10.756269	18.78%	15,595
2013	9.055819	10.756269	18.78%	15,595
2012	7.991327	9.055819	13.32%	16,210
2011	9.013234	7.991327	-11.34%	17,341
2010	8.073129	9.013234	11.64%	32,535
2009	6.046307	8.073129	33.52%	32,709
2008*	10.000000	6.046307	-39.54%	23,390

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
2007	21.276929	21.435702	0.75%	0
2006	17.718460	21.276929	20.08%	0
2005	16.156405	17.718460	9.67%	0
2004	13.724397	16.156405	17.72%	615
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.753079	12.860528	31.86%	13,020
2012	8.560684	9.753079	13.93%	13,736
2011	9.017642	8.560684	-5.07%	14,955
2010	7.968351	9.017642	13.17%	14,228
2009	6.279499	7.968351	26.89%	15,022
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.208115	12.197348	32.46%	4,874
2012	7.982597	9.208115	15.35%	4,114
2011	8.664819	7.982597	-7.87%	3,281
2010	7.834012	8.664819	10.61%	1,468
2009	6.267659	7.834012	24.99%	2,561
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.063484	13.683694	35.97%	9,921
2012	8.948400	10.063484	12.46%	10,457
2011	9.546287	8.948400	-6.26%	11,793
2010	7.694421	9.546287	24.07%	18,831
2009	6.190195	7.694421	24.30%	20,102
2008*	10.000000	6.190195	-38.10%	7,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.960352	14.588339	33.10%	20,403
2012	9.603374	10.960352	14.13%	8,097
2011	10.021648	9.603374	-4.17%	9,206
2010	8.539166	10.021648	17.36%	12,096
2009	6.671710	8.539166	27.99%	19,320
2008*	10.000000	6.671710	-33.28%	16,989

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.127310	21.362359	41.22%	2,979
2012	13.635678	15.127310	10.94%	2,442
2011	14.019988	13.635678	-2.74%	4,962
2010	11.423473	14.019988	22.73%	2,706
2009	9.155626	11.423473	24.77%	2,826
2008	17.457427	9.155626	-47.55%	5,002
2007	16.253267	17.457427	7.41%	24,100
2006	16.087013	16.253267	1.03%	6,567
2005	15.220250	16.087013	5.69%	5,935
2004	13.709636	15.220250	11.02%	6,260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.464619	30.858565	37.37%	4,895
2012	19.035527	22.464619	18.01%	2,161
2011	20.522673	19.035527	-7.25%	2,326
2010	16.540743	20.522673	24.07%	4,172
2009	13.396714	16.540743	23.47%	25,355
2008	20.172428	13.396714	-33.59%	5,782
2007	22.167952	20.172428	-9.00%	5,242
2006	19.296940	22.167952	14.88%	8,114
2005	19.137305	19.296940	0.83%	7,826
2004	16.673885	19.137305	14.77%	14,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.943650	28.877573	37.88%	5,566
2012	18.528870	20.943650	13.03%	6,018
2011	20.050607	18.528870	-7.59%	6,558
2010	16.353562	20.050607	22.61%	17,640
2009	12.400766	16.353562	31.88%	21,378
2008	20.506677	12.400766	-39.53%	12,699
2007	20.517363	20.506677	-0.05%	13,388
2006	18.714350	20.517363	9.63%	22,066
2005	17.030906	18.714350	9.88%	11,370
2004	14.615310	17.030906	16.53%	9,352
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.991310	19.234771	28.31%	7,322
2012	13.423528	14.991310	11.68%	7,630
2011	13.631425	13.423528	-1.53%	8,579
2010	12.272429	13.631425	11.07%	11,545
2009	9.963734	12.272429	23.17%	14,163
2008	17.395702	9.963734	-42.72%	17,603
2007	16.437022	17.395702	5.83%	13,218
2006	14.774541	16.437022	11.25%	10,673
2005	14.069386	14.774541	5.01%	4,469
2004	13.093531	14.069386	7.45%	4,225

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.706016	10.786184	0.75%	49,931
2012	9.442513	10.706016	13.38%	24,808
2011	9.068332	9.442513	4.13%	33,682
2010	7.120392	9.068332	27.36%	45,673
2009	5.561369	7.120392	28.03%	26,165
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.459462	10.271556	-1.80%	2,001
2012	10.299643	10.459462	1.55%	1,807
2011	10.364036	10.299643	-0.62%	1,606
2010	10.315146	10.364036	0.47%	1,845
2009	9.816966	10.315146	5.07%	450
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.518621	25.19%	1,122
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.528022	15.937803	17.81%	12,526
2012	11.534051	13.528022	17.29%	14,359
2011	13.425459	11.534051	-14.09%	15,238
2010	12.868657	13.425459	4.33%	21,031
2009*	10.000000	12.868657	28.69%	23,475
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.204455	10.072317	-1.29%	17,437
2012	9.944622	10.204455	2.61%	14,355
2011	10.107513	9.944622	-1.61%	14,669
2010	9.786068	10.107513	3.28%	16,029
2009	8.802463	9.786068	11.17%	33,425
2008	10.364868	8.802463	-15.07%	36,784
2007	10.085460	10.364868	2.77%	37,085
2006	9.865705	10.085460	2.23%	36,315
2005	9.913174	9.865705	-0.48%	31,652
2004	10.027045	9.913174	-1.14%	7,836

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.246867	18.951730	43.07%	0
2012	12.409365	13.246867	6.75%	0
2011	12.784809	12.409365	-2.94%	0
2010	10.895471	12.784809	17.34%	3,468
2009	9.047786	10.895471	20.42%	3,640
2008	15.238548	9.047786	-40.63%	5,605
2007	15.455776	15.238548	-1.41%	5,889
2006	14.968216	15.455776	3.26%	5,798
2005	14.827644	14.968216	0.95%	5,963
2004	13.510160	14.827644	9.75%	5,973
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	16.013163	21.616202	34.99%	21,797
2012	14.709043	16.013163	8.87%	22,952
2011	15.469905	14.709043	-4.92%	24,141
2010	12.835666	15.469905	20.52%	28,675
2009	9.955586	12.835666	28.93%	25,589
2008	16.759067	9.955586	-40.60%	25,081
2007	15.876667	16.759067	5.56%	38,849
2006	14.232977	15.876667	11.55%	32,467
2005	13.576843	14.232977	4.83%	5,958
2004	12.217327	13.576843	11.13%	1,843
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.807401	28.413304	24.58%	291
2012	19.222786	22.807401	18.65%	291
2011	21.421068	19.222786	-10.26%	291
2010	18.872103	21.421068	13.51%	291
2009	13.804815	18.872103	36.71%	291
2008	23.584582	13.804815	-41.47%	291
2007	22.665556	23.584582	4.05%	3,156
2006	19.685210	22.665556	15.14%	3,199
2005	17.591871	19.685210	11.90%	3,259
2004	15.084714	17.591871	16.62%	5,588
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.140617	9.911429	-2.26%	5,854
2012*	10.000000	10.140617	1.41%	4,666
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.040777	20.683395	28.94%	10,063
2012	14.023013	16.040777	14.39%	10,318
2011	14.339142	14.023013	-2.20%	11,146
2010	12.619523	14.339142	13.63%	14,187
2009	10.050430	12.619523	25.56%	14,888
2008	16.693442	10.050430	-39.79%	21,229
2007	16.340170	16.693442	2.16%	16,652
2006	14.513743	16.340170	12.58%	15,102
2005	13.990832	14.513743	3.74%	7,854
2004	13.066755	13.990832	7.07%	5,353

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.470720	30.999060	37.95%	9,053
2012	19.467057	22.470720	15.43%	3,369
2011	20.327750	19.467057	-4.23%	5,440
2010	16.838740	20.327750	20.72%	4,314
2009	12.539886	16.838740	34.28%	5,120
2008	20.619456	12.539886	-39.18%	8,924
2007	21.317808	20.619456	-3.28%	13,119
2006	18.951604	21.317808	12.49%	5,623
2005	17.607016	18.951604	7.64%	3,893
2004	15.059532	17.607016	16.92%	3,022
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.568009	11.321857	-2.13%	40,040
2012	11.151424	11.568009	3.74%	20,276
2011	11.253389	11.151424	-0.91%	29,071
2010	10.905794	11.253389	3.19%	45,584
2009*	10.000000	10.905794	9.06%	16,753
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.702435	10.267377	-4.07%	1,016
2012	9.963663	10.702435	7.41%	36,791
2011*	10.000000	9.963663	-0.36%	810
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.591425	18.090304	33.10%	1,997
2012	11.629666	13.591425	16.87%	2,072
2011	12.431474	11.629666	-6.45%	1,449
2010	11.079140	12.431474	12.21%	1,549
2009	8.700061	11.079140	27.35%	1,656
2008	14.467322	8.700061	-39.86%	1,603
2007	15.697055	14.467322	-7.83%	1,705
2006	13.803856	15.697055	13.72%	1,781
2005	13.371334	13.803856	3.23%	1,864
2004	12.267172	13.371334	9.00%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0
2005	14.403520	15.854247	10.07%	0
2004	12.635959	14.403520	13.99%	2,208
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.227952	20.060905	41.00%	847
2012	12.697532	14.227952	12.05%	847
2011	15.755217	12.697532	-19.41%	4,775
2010	13.294992	15.755217	18.50%	0
2009	8.268867	13.294992	60.78%	0
2008	13.386660	8.268867	-38.23%	0
2007	12.933390	13.386660	3.50%	0
2006	12.503574	12.933390	3.44%	0
2005	12.058562	12.503574	3.69%	0
2004	11.703107	12.058562	3.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.614845	21.579569	47.66%	21,302
2012	11.372924	14.614845	28.51%	1,382
2011	10.502017	11.372924	8.29%	2,541
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	12.049215	11.751693	-2.47%	6,577
2012	11.249025	12.049215	7.11%	5,742
2011	10.878470	11.249025	3.41%	5,687
2010	10.377399	10.878470	4.83%	5,996
2009	9.671154	10.377399	7.30%	5,715
2008	11.009612	9.671154	-12.16%	8,850
2007	10.667339	11.009612	3.21%	14,065
2006	10.499491	10.667339	1.60%	14,961
2005	10.297210	10.499491	1.96%	9,157
2004	10.085843	10.297210	2.10%	1,467

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
2007	16.185813	16.891896	4.36%	0
2006	14.889797	16.185813	8.70%	0
2005	13.534807	14.889797	10.01%	0
2004	12.533652	13.534807	7.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.822984	23.319615	47.38%	1,746
2012	14.953223	15.822984	5.82%	1,880
2011	15.976693	14.953223	-6.41%	15,049
2010	12.846504	15.976693	24.37%	25,156
2009	8.578995	12.846504	49.74%	2,698

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	1,006
2009	10.445924	12.326389	18.00%	2,778
2008	17.964756	10.445924	-41.85%	3,132
2007	17.474675	17.964756	2.80%	3,418
2006	15.233868	17.474675	14.71%	3,779
2005	14.853284	15.233868	2.56%	4,247
2004	13.620181	14.853284	9.05%	4,694
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.800524	30.769933	34.95%	2,549
2012	19.629588	22.800524	16.15%	3,608
2011	21.908237	19.629588	-10.40%	3,334
2010	17.650383	21.908237	24.12%	4,212
2009	12.618626	17.650383	39.88%	3,953
2008	20.030494	12.618626	-37.00%	4,803
2007	20.123674	20.030494	-0.46%	5,801
2006	17.970616	20.123674	11.98%	6,719
2005	17.187195	17.970616	4.56%	7,162
2004	14.720983	17.187195	16.75%	7,229
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.184631	12.728673	-10.26%	125,237
2012	13.472357	14.184631	5.29%	164,962
2011	12.295411	13.472357	9.57%	180,015
2010	11.929218	12.295411	3.07%	57,695
2009	11.038864	11.929218	8.07%	57,936
2008	11.440148	11.038864	-3.51%	28,908
2007	10.657116	11.440148	7.35%	13,379
2006	10.698655	10.657116	-0.39%	3,940
2005	10.742961	10.698655	-0.41%	2,714
2004	10.354917	10.742961	3.75%	1,910
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	1,675
2010	12.525743	13.983990	11.64%	18,314
2009	10.846969	12.525743	15.48%	19,283
2008	16.949441	10.846969	-36.00%	19,999
2007	17.363685	16.949441	-2.39%	18,588
2006	15.159191	17.363685	14.54%	18,629
2005	14.791613	15.159191	2.49%	19,338
2004	13.400667	14.791613	10.38%	19,436

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.324475	19.518511	27.37%	25,808
2012	13.447730	15.324475	13.96%	36,824
2011	13.831236	13.447730	-2.77%	42,812
2010	11.856213	13.831236	16.66%	42,721
2009	9.315701	11.856213	27.27%	44,324
2008	12.585912	9.315701	-25.98%	22,025
2007	13.156741	12.585912	-4.34%	5,659
2006	11.160354	13.156741	17.89%	459
2005*	10.000000	11.160354	11.60%	459
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.176970	14.782617	12.19%	1,054
2012	12.221543	13.176970	7.82%	2,452
2011	12.934953	12.221543	-5.52%	9,749
2010	12.018891	12.934953	7.62%	9,844
2009*	10.000000	12.018891	20.19%	7,669
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.816722	31.480821	37.97%	2,181
2012	20.106417	22.816722	13.48%	2,691
2011	20.390739	20.106417	-1.39%	3,175
2010	16.527358	20.390739	23.38%	4,453
2009	13.482033	16.527358	22.59%	1,149
2008	19.903666	13.482033	-32.26%	1,202
2007	20.435589	19.903666	-2.60%	1,587
2006	18.215806	20.435589	12.19%	1,551
2005	17.323874	18.215806	5.15%	2,441
2004	14.495863	17.323874	19.51%	2,348
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.416157	21.199542	29.14%	1,974
2012	14.499648	16.416157	13.22%	4,368
2011	14.551624	14.499648	-0.36%	13,672
2010	12.957235	14.551624	12.31%	17,391
2009	10.484318	12.957235	23.59%	19,615
2008	17.060175	10.484318	-38.55%	8,463
2007	16.574042	17.060175	2.93%	7,558
2006	14.671716	16.574042	12.97%	6,336
2005	14.327417	14.671716	2.40%	10,108
2004	13.241492	14.327417	8.20%	12,039

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.941897	20.071000	18.47%	21,178
2012	15.689093	16.941897	7.99%	27,259
2011	14.714455	15.689093	6.62%	35,743
2010	13.044385	14.714455	12.80%	32,016
2009	10.884321	13.044385	19.85%	33,907
2008	15.795961	10.884321	-31.09%	7,570
2007	15.078643	15.795961	4.76%	2,670
2006	13.232899	15.078643	13.95%	3,122
2005	12.961593	13.232899	2.09%	2,694
2004	12.614318	12.961593	2.75%	2,635
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	240
2007	15.696762	13.653059	-13.02%	287
2006	15.463665	15.696762	1.51%	321
2005	14.940160	15.463665	3.50%	369
2004	13.721639	14.940160	8.88%	439
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	567
2010	12.630154	13.994934	10.81%	587
2009	11.372684	12.630154	11.06%	526
2008	16.491882	11.372684	-31.04%	760
2007	15.342410	16.491882	7.49%	1,081
2006	13.513893	15.342410	13.53%	1,707
2005	13.552134	13.513893	-0.28%	2,047
2004	12.904162	13.552134	5.02%	2,251
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.082341	12.923495	-1.21%	3,434
2012	12.191501	13.082341	7.31%	3,434
2011	12.190654	12.191501	0.01%	12,291
2010	11.482091	12.190654	6.17%	15,437
2009	9.745985	11.482091	17.81%	13,258
2008	10.751903	9.745985	-9.36%	15,031
2007	10.430737	10.751903	3.08%	12,316
2006	10.236368	10.430737	1.90%	5,342
2005	10.337354	10.236368	-0.98%	5,776
2004	10.204194	10.337354	1.30%	3,666

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.793112	14.198993	10.99%	999
2012	11.693642	12.793112	9.40%	1,045
2011	11.976883	11.693642	-2.36%	1,098
2010	10.853307	11.976883	10.35%	1,153
2009	8.929952	10.853307	21.54%	1,162
2008	12.170952	8.929952	-26.63%	0
2007	11.449951	12.170952	6.30%	0
2006	10.656145	11.449951	7.45%	0
2005*	10.000000	10.656145	6.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.936935	14.667963	13.38%	28,129
2012	11.669522	12.936935	10.86%	30,262
2011	12.050735	11.669522	-3.16%	30,196
2010	10.749898	12.050735	12.10%	41,065
2009	8.528856	10.749898	26.04%	36,914
2008	12.944625	8.528856	-34.11%	36,950
2007	12.006703	12.944625	7.81%	18,368
2006	10.961738	12.006703	9.53%	1,080
2005*	10.000000	10.961738	9.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0
2009	8.164651	10.501446	28.62%	0
2008	13.468509	8.164651	-39.38%	0
2007	12.367469	13.468509	8.90%	0
2006	11.169149	12.367469	10.73%	0
2005*	10.000000	11.169149	11.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.711387	19.124767	21.73%	8,689
2012	15.300242	15.711387	2.69%	9,483
2011	16.459815	15.300242	-7.04%	12,610
2010	14.088047	16.459815	16.84%	14,439
2009	9.736367	14.088047	44.70%	15,093
2008	21.779859	9.736367	-55.30%	13,069
2007	15.253319	21.779859	42.79%	11,606
2006	13.339408	15.253319	14.35%	2,206
2005*	10.000000	13.339408	33.39%	2,131

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.401790	20.557336	25.34%	8,116
2012	14.291310	16.401790	14.77%	4,502
2011	14.480127	14.291310	-1.30%	9,047
2010	12.850889	14.480127	12.68%	26,603
2009	10.090937	12.850889	27.35%	27,514
2008	17.997091	10.090937	-43.93%	27,029
2007	18.126350	17.997091	-0.71%	35,581
2006	15.413918	18.126350	17.60%	44,249
2005	14.890118	15.413918	3.52%	36,544
2004	13.652543	14.890118	9.06%	35,412
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.205978	21.610653	33.35%	14,882
2012	14.448071	16.205978	12.17%	20,921
2011	14.739601	14.448071	-1.98%	27,341
2010	12.136474	14.739601	21.45%	28,968
2009	9.672824	12.136474	25.47%	31,211
2008	18.723429	9.672824	-48.34%	10,476
2007	15.077970	18.723429	24.18%	11,234
2006	14.428718	15.077970	4.50%	4,059
2005	13.947355	14.428718	3.45%	4,766
2004	13.794032	13.947355	1.11%	4,517
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.403317	12.870188	-3.98%	72,495
2012	12.945119	13.403317	3.54%	75,625
2011	12.334105	12.945119	4.95%	85,718
2010	11.696525	12.334105	5.45%	106,523
2009	10.330978	11.696525	13.22%	107,355
2008	10.914247	10.330978	-5.34%	66,724
2007	10.695648	10.914247	2.04%	61,643
2006	10.474496	10.695648	2.11%	18,178
2005	10.483602	10.474496	-0.09%	19,706
2004	10.262112	10.483602	2.16%	18,932
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.279972	33.678383	33.22%	13,660
2012	22.506390	25.279972	12.32%	14,031
2011	25.747562	22.506390	-12.59%	22,014
2010	20.423747	25.747562	26.07%	26,786
2009	14.904845	20.423747	37.03%	29,041
2008	25.171396	14.904845	-40.79%	20,403
2007	22.260345	25.171396	13.08%	25,781
2006	20.196810	22.260345	10.22%	24,553
2005	17.452852	20.196810	15.72%	17,442
2004	14.279064	17.452852	22.23%	13,610

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
2005	16.370488	19.067291	16.47%	508
2004	14.734289	16.370488	11.10%	945
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.207635	15.578978	27.62%	18,430
2012	10.337011	12.207635	18.10%	22,978
2011	12.761543	10.337011	-19.00%	26,791
2010	11.535584	12.761543	10.63%	36,224
2009	9.322533	11.535584	23.74%	37,807
2008	16.962678	9.322533	-45.04%	15,576
2007	14.780294	16.962678	14.77%	4,361
2006	12.794338	14.780294	15.52%	2,981
2005	10.988531	12.794338	16.43%	1,321
2004*	10.000000	10.988531	9.89%	181
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	1,295
2010	16.077894	19.916759	23.88%	2,513
2009	10.434236	16.077894	54.09%	2,017
2008	21.846573	10.434236	-52.24%	2,896
2007	21.133526	21.846573	3.37%	3,830
2006	18.578540	21.133526	13.75%	6,714
2005	18.498039	18.578540	0.44%	9,697
2004	16.572366	18.498039	11.62%	8,178
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.650361	14.132974	11.72%	20,891
2012	11.453388	12.650361	10.45%	21,272
2011	11.408652	11.453388	0.39%	23,370
2010	10.326718	11.408652	10.48%	25,026
2009	7.767215	10.326718	32.95%	31,235
2008	11.261623	7.767215	-31.03%	23,491
2007	11.070887	11.261623	1.72%	15,483
2006*	10.000000	11.070887	10.71%	5,334
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.617147	22.402200	27.16%	4,694
2012	16.048634	17.617147	9.77%	2,397
2011	15.440812	16.048634	3.94%	8,725
2010	13.052968	15.440812	18.29%	14,758
2009	11.344899	13.052968	15.06%	15,715
2008	15.872203	11.344899	-28.52%	19,187
2007	16.636787	15.872203	-4.60%	23,977
2006	14.486224	16.636787	14.85%	25,853
2005	14.284062	14.486224	1.42%	27,569
2004	13.124559	14.284062	8.83%	27,611
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.340627	31.179122	33.58%	14,688
2012	20.108351	23.340627	16.07%	18,278
2011	21.308778	20.108351	-5.63%	20,882
2010	16.948821	21.308778	25.72%	27,868
2009	13.383779	16.948821	26.64%	34,632
2008	20.379018	13.383779	-34.33%	12,644
2007	21.293406	20.379018	-4.29%	5,081
2006	18.563394	21.293406	14.71%	13,434
2005	17.405526	18.563394	6.65%	9,804
2004	14.345083	17.405526	21.33%	6,832
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	907
2009	13.561455	18.222589	34.37%	921
2008	23.198948	13.561455	-41.54%	1,268
2007	20.494837	23.198948	13.19%	1,760
2006	17.210388	20.494837	19.08%	1,760
2005	15.931585	17.210388	8.03%	1,759
2004	13.708346	15.931585	16.22%	1,759
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.864869	-1.35%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.989832	12.038745	20.51%	0
2012	8.934918	9.989832	11.81%	0
2011	10.302551	8.934918	-13.27%	0
2010*	10.000000	10.302551	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.696880	12.988097	33.94%	10,095
2012*	10.000000	9.696880	-3.03%	11,776
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.378593	16.414568	22.69%	2,426
2012	11.449652	13.378593	16.85%	2,350
2011	12.583734	11.449652	-9.01%	10,380
2010	11.809328	12.583734	6.56%	10,175
2009*	10.000000	11.809328	18.09%	8,926
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	813
2009	12.403331	15.272769	23.13%	769
2008	15.070472	12.403331	-17.70%	903
2007	13.937940	15.070472	8.13%	994
2006	12.873580	13.937940	8.27%	365
2005	12.194655	12.873580	5.57%	524
2004	11.484704	12.194655	6.18%	524
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.544547	26.365808	28.33%	6,266
2012	16.917674	20.544547	21.44%	6,953
2011	18.540512	16.917674	-8.75%	16,164
2010	17.758387	18.540512	4.40%	16,155
2009	12.403817	17.758387	43.17%	18,906
2008	22.716955	12.403817	-45.40%	9,699
2007	16.958344	22.716955	33.96%	5,299
2006	15.849789	16.958344	6.99%	1,342
2005	14.360798	15.849789	10.37%	396
2004	12.415484	14.360798	15.67%	472
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.915766	13.163399	32.75%	2,991
2012*	10.000000	9.915766	-0.84%	2,478
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.918947	32.404704	12.05%	1,937
2012	26.060546	28.918947	10.97%	2,331
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.046642	38.966658	25.51%	0
2006	21.593269	31.046642	43.78%	0
2005	16.690295	21.593269	29.38%	0
2004	14.342071	16.690295	16.37%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.407132	20.922249	27.52%	1,049
2012	14.341560	16.407132	14.40%	1,049
2011	14.572257	14.341560	-1.58%	1,049
2010	13.251577	14.572257	9.97%	1,049
2009	9.716395	13.251577	36.38%	2,397
2008	15.725168	9.716395	-38.21%	2,795
2007	14.446858	15.725168	8.85%	3,170
2006	13.730460	14.446858	5.22%	3,591
2005	13.434891	13.730460	2.20%	4,091
2004	12.572420	13.434891	6.86%	3,522

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.318495	24.355034	32.95%	33,168
2012	16.122926	18.318495	13.62%	40,173
2011	16.519974	16.122926	-2.40%	46,013
2010	15.149121	16.519974	9.05%	69,364
2009	12.617582	15.149121	20.06%	71,409
2008	19.133862	12.617582	-34.06%	14,916
2007	18.139026	19.133862	5.48%	5,268
2006	15.350871	18.139026	18.16%	10,483
2005	14.704343	15.350871	4.40%	3,967
2004	13.060441	14.704343	12.59%	3,022
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.716593	14.662964	25.15%	1,203
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	523
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.084994	12.796551	26.89%	1,340
2012	9.040233	10.084994	11.56%	3,007
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.195144	19.617821	29.11%	15,569
2012	13.541825	15.195144	12.21%	16,360
2011	13.743741	13.541825	-1.47%	21,267
2010	12.387724	13.743741	10.95%	24,873
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.141370	13.467867	20.88%	671,517
2012	9.820076	11.141370	13.46%	640,597
2011	9.922759	9.820076	-1.03%	718,823
2010	9.034298	9.922759	9.83%	871,735
2009	7.465869	9.034298	21.01%	856,338
2008	10.843154	7.465869	-31.15%	719,310
2007	10.420045	10.843154	4.06%	591,498
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.315634	10.809399	-4.47%	174,851
2012	10.995134	11.315634	2.91%	153,760
2011	10.606108	10.995134	3.67%	182,248
2010	10.205658	10.606108	3.92%	205,079
2009	9.280979	10.205658	9.96%	183,821
2008	10.502388	9.280979	-11.63%	81,421
2007	10.402195	10.502388	0.96%	5,515
2006*	10.000000	10.402195	4.02%	1,215

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.643199	14.686033	26.13%	5,057
2012	9.726901	11.643199	19.70%	7,267
2011	10.938302	9.726901	-11.07%	7,988
2010	10.023020	10.938302	9.13%	8,070
2009	7.218983	10.023020	38.84%	8,247
2008	11.998783	7.218983	-39.84%	5,216
2007	10.701461	11.998783	12.12%	9,382
2006*	10.000000	10.701461	7.01%	7,514
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.413584	13.234019	27.08%	33,403
2012	9.046835	10.413584	15.11%	35,873
2011	9.680230	9.046835	-6.54%	42,194
2010	8.352911	9.680230	15.89%	67,972
2009	6.138425	8.352911	36.08%	73,130
2008	11.222723	6.138425	-45.30%	39,228
2007	10.229939	11.222723	9.70%	16,120
2006*	10.000000	10.229939	2.30%	5,997
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.095307	11.858170	30.38%	179,580
2012	7.924459	9.095307	14.78%	203,693
2011	8.266547	7.924459	-4.14%	261,097
2010	7.597040	8.266547	8.81%	295,883
2009	5.928601	7.597040	28.14%	263,877
2008	9.762924	5.928601	-39.27%	115,956
2007*	10.000000	9.762924	-2.37%	5,119
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.107101	19.009644	4.98%	437
2012	16.121321	18.107101	12.32%	437
2011	15.836568	16.121321	1.80%	437
2010	14.273771	15.836568	10.95%	437
2009	9.970928	14.273771	43.15%	437
2008	14.122069	9.970928	-29.39%	1,150
2007	13.966646	14.122069	1.11%	1,281
2006	12.878087	13.966646	8.45%	5,184
2005	12.828129	12.878087	0.39%	9,601
2004	11.883363	12.828129	7.95%	9,245

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.676857	22.124037	32.66%	7,806
2012	14.393787	16.676857	15.86%	9,107
2011	15.063527	14.393787	-4.45%	11,524
2010	13.307463	15.063527	13.20%	11,873
2009	10.581010	13.307463	25.77%	8,719
2008	17.189769	10.581010	-38.45%	9,586
2007	18.002842	17.189769	-4.52%	28,371
2006	15.887753	18.002842	13.31%	8,909
2005	15.586906	15.887753	1.93%	579
2004	13.577106	15.586906	14.80%	374
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.564913	12.053878	40.74%	1,328
2012	7.476887	8.564913	14.55%	1,487
2011	8.631396	7.476887	-13.38%	1,584
2010	7.629139	8.631396	13.14%	1,545
2009	5.086752	7.629139	49.98%	1,066
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.846058	13.376068	35.85%	30,089
2012	9.016009	9.846058	9.21%	38,076
2011	9.505383	9.016009	-5.15%	42,981
2010	7.845689	9.505383	21.15%	39,524
2009	6.095623	7.845689	28.71%	57,829
2008*	10.000000	6.095623	-39.04%	71,964
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.562844	11.874946	12.42%	85,048
2012	9.700454	10.562844	8.89%	408,422
2011	10.027838	9.700454	-3.26%	408,423
2010	9.263244	10.027838	8.25%	64,354
2009	7.884632	9.263244	17.48%	40,693
2008*	10.000000	7.884632	-21.15%	4,849
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.140761	12.055552	18.88%	103,159
2012	9.101244	10.140761	11.42%	98,194
2011	9.613325	9.101244	-5.33%	105,878
2010	8.723627	9.613325	10.20%	294,013
2009	7.165610	8.723627	21.74%	114,616
2008*	10.000000	7.165610	-28.34%	26,874

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.982338	11.299369	2.89%	241,279
2012	10.419919	10.982338	5.40%	107,834
2011	10.478811	10.419919	-0.56%	107,296
2010	10.006663	10.478811	4.72%	165,542
2009	9.029915	10.006663	10.82%	155,345
2008*	10.000000	9.029915	-9.70%	142,593
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.362445	11.969453	15.51%	165,987
2012	9.405547	10.362445	10.17%	190,365
2011	9.821305	9.405547	-4.23%	205,969
2010	8.993867	9.821305	9.20%	198,497
2009	7.521865	8.993867	19.57%	170,321
2008*	10.000000	7.521865	-24.78%	102,260
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.852628	12.005828	21.85%	133,138
2012	8.769858	9.852628	12.35%	59,783
2011	9.382225	8.769858	-6.53%	82,538
2010	8.444619	9.382225	11.10%	94,027
2009	6.804125	8.444619	24.11%	66,170
2008*	10.000000	6.804125	-31.96%	47,050
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.754332	11.729710	9.07%	5,664
2012	9.967594	10.754332	7.89%	8,451
2011	10.192952	9.967594	-2.21%	12,180
2010	9.534297	10.192952	6.91%	44,094
2009	8.262967	9.534297	15.39%	31,910
2008*	10.000000	8.262967	-17.37%	7,678
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.985097	11.501237	-4.04%	14,116
2012	11.373008	11.985097	5.38%	16,999
2011	10.917498	11.373008	4.17%	19,160
2010	10.427791	10.917498	4.70%	16,701
2009	9.793750	10.427791	6.47%	24,496
2008*	10.000000	9.793750	-2.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	2,208
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	652
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
2007	34.059656	48.482892	42.35%	0
2006	25.481383	34.059656	33.66%	237
2005	19.637463	25.481383	29.76%	870
2004	16.629376	19.637463	18.09%	914
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.703573	11.950681	-5.93%	48,891
2012	12.572529	12.703573	1.04%	45,133
2011	11.954538	12.572529	5.17%	45,921
2010	11.635860	11.954538	2.74%	59,290
2009	11.556553	11.635860	0.69%	68,391
2008	10.941692	11.556553	5.62%	88,239
2007	10.414910	10.941692	5.06%	79,397
2006	10.278047	10.414910	1.33%	43,649
2005	10.150616	10.278047	1.26%	18,394
2004	10.025426	10.150616	1.25%	18,467
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.621717	8.785622	15.27%	4,486
2012	6.746396	7.621717	12.97%	5,071
2011	7.644830	6.746396	-11.75%	8,587
2010	6.899575	7.644830	10.80%	8,691
2009	5.435866	6.899575	26.93%	9,277
2008*	10.000000	5.435866	-45.64%	1,999
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.909927	22.345704	24.77%	3,005
2012	15.760488	17.909927	13.64%	6,127
2011	16.731092	15.760488	-5.80%	9,916
2010	14.885937	16.731092	12.40%	11,739
2009	11.935003	14.885937	24.73%	6,438
2008	19.273993	11.935003	-38.08%	23,311
2007	18.553909	19.273993	3.88%	22,088
2006	16.190743	18.553909	14.60%	47,038
2005	15.298388	16.190743	5.83%	50,274
2004	13.683298	15.298388	11.80%	47,536
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.123412	14.594888	11.21%	3,187
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.144874	16.572851	17.17%	13,556
2012	12.852412	14.144874	10.06%	12,683
2011	13.231289	12.852412	-2.86%	12,804
2010	12.045182	13.231289	9.85%	3,593
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.744055	13.099296	2.79%	69,252
2012	12.358508	12.744055	3.12%	76,619
2011	12.244822	12.358508	0.93%	92,610
2010	11.793354	12.244822	3.83%	94,432
2009	11.026204	11.793354	6.96%	116,439
2008	11.966235	11.026204	-7.86%	106,775
2007	11.582248	11.966235	3.32%	35,646
2006	11.126126	11.582248	4.10%	11,478
2005	10.983569	11.126126	1.30%	11,936
2004	10.704003	10.983569	2.61%	5,637
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.701720	7.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.571226	17.806277	14.35%	216,644
2012	14.332048	15.571226	8.65%	218,295
2011	14.622383	14.332048	-1.99%	254,768
2010	13.445621	14.622383	8.75%	405,642
2009	11.510438	13.445621	16.81%	484,692
2008	15.285064	11.510438	-24.69%	279,321
2007	14.755622	15.285064	3.59%	217,462
2006	13.513991	14.755622	9.19%	185,219
2005	13.082811	13.513991	3.30%	139,059
2004	12.181349	13.082811	7.40%	106,615
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.056007	20.465842	19.99%	218,858
2012	15.291798	17.056007	11.54%	226,843
2011	15.934161	15.291798	-4.03%	250,737
2010	14.402396	15.934161	10.64%	334,072
2009	11.808455	14.402396	21.97%	416,614
2008	17.554065	11.808455	-32.73%	406,855
2007	16.867668	17.554065	4.07%	348,836
2006	15.018394	16.867668	12.31%	230,107
2005	14.304552	15.018394	4.99%	175,258
2004	13.015066	14.304552	9.91%	66,579
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.312546	15.506288	8.34%	33,815
2012	13.511552	14.312546	5.93%	37,742
2011	13.501187	13.511552	0.08%	44,392
2010	12.688935	13.501187	6.40%	58,923
2009	11.296366	12.688935	12.33%	43,138
2008	13.561316	11.296366	-16.70%	34,701
2007	13.066840	13.561316	3.78%	58,429
2006	12.290759	13.066840	6.31%	37,921
2005	11.996352	12.290759	2.45%	10,065
2004	11.417528	11.996352	5.07%	11,727
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.198751	20.309979	33.63%	42,166
2012	13.090219	15.198751	16.11%	41,307
2011	13.691636	13.090219	-4.39%	53,886
2010	12.867835	13.691636	6.40%	79,826
2009*	10.000000	12.867835	28.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.010003	30.017686	30.45%	706
2012	19.977903	23.010003	15.18%	574
2011	20.906373	19.977903	-4.44%	1,187
2010	16.894982	20.906373	23.74%	1,327
2009	12.599854	16.894982	34.09%	1,537
2008	20.226044	12.599854	-37.70%	1,332
2007	19.180528	20.226044	5.45%	1,620
2006	17.800600	19.180528	7.75%	2,318
2005	16.194190	17.800600	9.92%	1,626
2004	14.271063	16.194190	13.48%	1,758
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.574509	9.387808	-1.95%	92,879
2012	9.765449	9.574509	-1.96%	150,684
2011	9.959114	9.765449	-1.94%	309,190
2010	10.157162	9.959114	-1.95%	115,417
2009	10.354819	10.157162	-1.91%	66,414
2008	10.348233	10.354819	0.06%	74,819
2007	10.072432	10.348233	2.74%	19,206
2006	9.827008	10.072432	2.50%	22,377
2005	9.761463	9.827008	0.67%	14,136
2004	9.875470	9.761463	-1.15%	17,874
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.664939	14.217275	-3.05%	6,149
2012	13.325004	14.664939	10.06%	5,991
2011	12.875031	13.325004	3.49%	15,111
2010	11.873865	12.875031	8.43%	15,176
2009	9.736227	11.873865	21.96%	12,485
2008	12.005886	9.736227	-18.90%	14,207
2007	11.704613	12.005886	2.57%	11,174
2006	11.385869	11.704613	2.80%	9,547
2005	11.363940	11.385869	0.19%	8,993
2004	10.879096	11.363940	4.46%	5,316
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.034304	10.725252	18.72%	43,015
2013	9.034304	10.725252	18.72%	43,015
2012	7.976413	9.034304	13.26%	47,603
2011	9.000995	7.976413	-11.38%	53,975
2010	8.066282	9.000995	11.59%	50,767
2009	6.044248	8.066282	33.45%	64,056
2008*	10.000000	6.044248	-39.56%	64,649

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0
2005	16.142684	17.694429	9.61%	497
2004	13.719727	16.142684	17.66%	497
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.729903	12.823434	31.79%	25,497
2012	8.544698	9.729903	13.87%	29,107
2011	9.005380	8.544698	-5.12%	32,950
2010	7.961577	9.005380	13.11%	33,231
2009	6.277357	7.961577	26.83%	38,085
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.186203	12.162131	32.40%	726
2012	7.967675	9.186203	15.29%	784
2011	8.653032	7.967675	-7.92%	18,256
2010	7.827338	8.653032	10.55%	20,844
2009	6.265525	7.827338	24.93%	23,816
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.039569	13.644232	35.90%	23,066
2012	8.931698	10.039569	12.40%	26,960
2011	9.533309	8.931698	-6.31%	39,709
2010	7.687878	9.533309	24.00%	39,015
2009	6.188086	7.687878	24.24%	47,206
2008*	10.000000	6.188086	-38.12%	22,880
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.934308	14.546263	33.03%	20,092
2012	9.585454	10.934308	14.07%	24,395
2011	10.008039	9.585454	-4.22%	28,886
2010	8.531911	10.008039	17.30%	28,940
2009	6.669444	8.531911	27.93%	32,727
2008*	10.000000	6.669444	-33.31%	47,357

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.051287	21.244174	41.15%	128
2012	13.574086	15.051287	10.88%	128
2011	13.963762	13.574086	-2.79%	560
2010	11.383451	13.963762	22.67%	272
2009	9.128209	11.383451	24.71%	320
2008	17.414054	9.128209	-47.58%	756
2007	16.221203	17.414054	7.35%	2,288
2006	16.063452	16.221203	0.98%	5,889
2005	15.205697	16.063452	5.64%	9,054
2004	13.703517	15.205697	10.96%	8,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.351848	30.688022	37.30%	1,174
2012	18.949634	22.351848	17.95%	742
2011	20.440477	18.949634	-7.29%	1,317
2010	16.482865	20.440477	24.01%	1,343
2009	13.356635	16.482865	23.41%	1,354
2008	20.122351	13.356635	-33.62%	1,265
2007	22.124258	20.122351	-9.05%	1,241
2006	19.268704	22.124258	14.82%	1,698
2005	19.119017	19.268704	0.78%	998
2004	16.666453	19.119017	14.72%	1,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.838481	28.717928	37.81%	2,737
2012	18.445249	20.838481	12.97%	2,924
2011	19.970280	18.445249	-7.64%	3,613
2010	16.296331	19.970280	22.54%	12,918
2009	12.363666	16.296331	31.81%	13,522
2008	20.455785	12.363666	-39.56%	18,558
2007	20.476947	20.455785	-0.10%	18,758
2006	18.686979	20.476947	9.58%	16,787
2005	17.014645	18.686979	9.83%	9,327
2004	14.608788	17.014645	16.47%	9,307
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.915989	19.128379	28.24%	21,174
2012	13.362918	14.915989	11.62%	25,795
2011	13.576782	13.362918	-1.58%	30,109
2010	12.229463	13.576782	11.02%	27,676
2009	9.933923	12.229463	23.11%	36,367
2008	17.352525	9.933923	-42.75%	47,836
2007	16.404635	17.352525	5.78%	44,042
2006	14.752925	16.404635	11.20%	11,506
2005	14.055950	14.752925	4.96%	1,125
2004	13.087692	14.055950	7.40%	2,335

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.680542	10.755035	0.70%	6,314
2012	9.424859	10.680542	13.32%	5,954
2011	9.055986	9.424859	4.07%	8,778
2010	7.114320	9.055986	27.29%	12,852
2009	5.559464	7.114320	27.97%	13,620
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.434583	10.241887	-1.85%	20,837
2012	10.280398	10.434583	1.50%	22,101
2011	10.349954	10.280398	-0.67%	34,078
2010	10.306389	10.349954	0.42%	52,655
2009	9.813634	10.306389	5.02%	49,725
2008*	10.000000	9.813634	-1.86%	4,768
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.514368	25.14%	319
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.502774	15.899946	17.75%	40,116
2012	11.518399	13.502774	17.23%	49,633
2011	13.414082	11.518399	-14.13%	52,404
2010	12.864296	13.414082	4.27%	36,097
2009*	10.000000	12.864296	28.64%	46,631
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.153185	10.016598	-1.35%	52,950
2012	9.899724	10.153185	2.56%	55,731
2011	10.066997	9.899724	-1.66%	73,125
2010	9.751814	10.066997	3.23%	64,926
2009	8.776128	9.751814	11.12%	49,699
2008	10.339136	8.776128	-15.12%	74,948
2007	10.065578	10.339136	2.72%	58,473
2006	9.851254	10.065578	2.18%	16,251
2005	9.903697	9.851254	-0.53%	6,989
2004	10.022565	9.903697	-1.19%	6,562

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.180332	18.846938	42.99%	0
2012	12.353347	13.180332	6.69%	16
2011	12.733574	12.353347	-2.99%	188
2010	10.857340	12.733574	17.28%	439
2009	9.020719	10.857340	20.36%	483
2008	15.200728	9.020719	-40.66%	483
2007	15.425324	15.200728	-1.46%	483
2006	14.946321	15.425324	3.20%	359
2005	14.813472	14.946321	0.90%	359
2004	13.504135	14.813472	9.70%	517
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
2009	9.926852	12.792100	28.86%	0
2008	16.719252	9.926852	-40.63%	0
2007	15.847072	16.719252	5.50%	52,046
2006	14.213670	15.847072	11.49%	12,578
2005	13.565311	14.213670	4.78%	4,294
2004	12.213171	13.565311	11.07%	4,533
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	1,324
2009	13.763518	18.806055	36.64%	2,038
2008	23.526051	13.763518	-41.50%	2,198
2007	22.620904	23.526051	4.00%	2,198
2006	19.656415	22.620904	15.08%	2,198
2005	17.575066	19.656415	11.84%	2,198
2004	15.077980	17.575066	16.56%	2,198
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.139690	9.905471	-2.31%	1,811
2012*	10.000000	10.139690	1.40%	1,452
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.960199	20.569009	28.88%	31,654
2012	13.959700	15.960199	14.33%	35,781
2011	14.281674	13.959700	-2.25%	45,331
2010	12.575351	14.281674	13.57%	61,152
2009	10.020365	12.575351	25.50%	68,187
2008	16.652019	10.020365	-39.82%	72,154
2007	16.307973	16.652019	2.11%	69,333
2006	14.492509	16.307973	12.53%	37,301
2005	13.977468	14.492509	3.68%	26,251
2004	13.060920	13.977468	7.02%	25,325

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.357865	30.827666	37.88%	3,235
2012	19.379189	22.357865	15.37%	3,535
2011	20.246317	19.379189	-4.28%	4,788
2010	16.779833	20.246317	20.66%	6,838
2009	12.502392	16.779833	34.21%	9,117
2008	20.568311	12.502392	-39.22%	19,788
2007	21.275840	20.568311	-3.33%	19,131
2006	18.923917	21.275840	12.43%	10,093
2005	17.590220	18.923917	7.58%	7,169
2004	15.052827	17.590220	16.86%	7,140
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	1,292
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.546390	11.294935	-2.18%	112,249
2012	11.136275	11.546390	3.68%	142,792
2011	11.243820	11.136275	-0.96%	168,006
2010	10.902078	11.243820	3.13%	52,188
2009*	10.000000	10.902078	9.02%	24,069
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.693354	10.253435	-4.11%	10,248
2012	9.960299	10.693354	7.36%	7,222
2011*	10.000000	9.960299	-0.40%	8,397
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.524605	17.992194	33.03%	0
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
2005	13.359972	13.785121	3.18%	0
2004	12.262996	13.359972	8.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0
2004	12.631654	14.391285	13.93%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.157940	19.952026	40.92%	0
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
2004	11.699112	12.048297	2.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.595017	21.539315	47.58%	2,120
2012	11.363302	14.595017	28.44%	1,923
2011	10.498469	11.363302	8.24%	3,009
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.990000	11.687977	-2.52%	1,296
2012	11.199459	11.990000	7.06%	1,079
2011	10.836056	11.199459	3.35%	962
2010	10.342210	10.836056	4.78%	1,068
2009	9.643273	10.342210	7.25%	1,037
2008	10.983472	9.643273	-12.20%	26,467
2007	10.647467	10.983472	3.16%	38,230
2006	10.485262	10.647467	1.55%	10,234
2005	10.288472	10.485262	1.91%	1,520
2004	10.082409	10.288472	2.04%	1,102

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	93
2009	14.045524	17.918838	27.58%	96
2008	16.848924	14.045524	-16.64%	96
2007	16.152914	16.848924	4.31%	96
2006	14.867089	16.152914	8.65%	450
2005	13.521031	14.867089	9.96%	804
2004	12.527281	13.521031	7.93%	870
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.693042	10.505179	8.38%	2,899
2012*	10.000000	9.693042	-3.07%	2,899
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	2,623
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0
2011	15.926844	14.898983	-6.45%	0
2010	12.812951	15.926844	24.30%	0
2009	8.560950	12.812951	49.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	2,939
2009	10.414647	12.283222	17.94%	3,770
2008	17.920145	10.414647	-41.88%	5,869
2007	17.440215	17.920145	2.75%	5,283
2006	15.211551	17.440215	14.65%	5,369
2005	14.839080	15.211551	2.51%	5,685
2004	13.614096	14.839080	9.00%	9,215
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.685955	30.599720	34.88%	63,220
2012	19.540947	22.685955	16.09%	60,011
2011	21.820428	19.540947	-10.45%	67,857
2010	17.588597	21.820428	24.06%	57,992
2009	12.580856	17.588597	39.80%	31,889
2008	19.980747	12.580856	-37.04%	75,117
2007	20.083994	19.980747	-0.51%	999
2006	17.944309	20.083994	11.92%	1,014
2005	17.170760	17.944309	4.51%	1,028
2004	14.714406	17.170760	16.69%	1,058
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.106163	11.085940	9.69%	2,603
2012*	10.000000	10.106163	1.06%	2,603
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.112464	12.657454	-10.31%	205,389
2012	13.410674	14.112464	5.23%	247,534
2011	12.245336	13.410674	9.52%	257,665
2010	11.886696	12.245336	3.02%	284,605
2009	11.005130	11.886696	8.01%	275,011
2008	11.411009	11.005130	-3.56%	334,711
2007	10.635425	11.411009	7.29%	177,981
2006	10.682311	10.635425	-0.44%	134,986
2005	10.732007	10.682311	-0.46%	152,826
2004	10.349636	10.732007	3.69%	83,410
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	8
2009	10.814518	12.481902	15.42%	1,405
2008	16.907376	10.814518	-36.04%	1,790
2007	17.329481	16.907376	-2.44%	1,834
2006	15.137022	17.329481	14.48%	12,854
2005	14.777488	15.137022	2.43%	12,581
2004	13.394694	14.777488	10.32%	12,509

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.264684	19.432451	27.30%	51,059
2012	13.402114	15.264684	13.90%	68,214
2011	13.791333	13.402114	-2.82%	72,692
2010	11.828022	13.791333	16.60%	95,029
2009	9.298292	11.828022	27.21%	42,105
2008	12.568812	9.298292	-26.02%	74,563
2007	13.145612	12.568812	-4.39%	50,870
2006	11.156580	13.145612	17.83%	21,723
2005*	10.000000	11.156580	11.57%	4,278
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.152347	14.747464	12.13%	128,132
2012	12.204946	13.152347	7.76%	143,752
2011	12.923966	12.204946	-5.56%	183,399
2010	12.014804	12.923966	7.57%	168,225
2009*	10.000000	12.014804	20.15%	58,786
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.176596	21.77%	2,261
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.702082	31.306695	37.90%	65,388
2012	20.015618	22.702082	13.42%	67,503
2011	20.308990	20.015618	-1.44%	103,070
2010	16.469490	20.308990	23.31%	82,312
2009	13.441686	16.469490	22.53%	37,791
2008	19.854246	13.441686	-32.30%	52,405
2007	20.395311	19.854246	-2.65%	42,186
2006	18.189148	20.395311	12.13%	25,729
2005	17.307319	18.189148	5.10%	19,555
2004	14.489397	17.307319	19.45%	6,828
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.333683	21.082293	29.07%	134,447
2012	14.434186	16.333683	13.16%	148,658
2011	14.493289	14.434186	-0.41%	178,931
2010	12.911867	14.493289	12.25%	216,920
2009	10.452937	12.911867	23.52%	248,875
2008	17.017813	10.452937	-38.58%	245,922
2007	16.541374	17.017813	2.88%	241,324
2006	14.650249	16.541374	12.91%	156,303
2005	14.313731	14.650249	2.35%	107,713
2004	13.235593	14.313731	8.15%	64,522

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.856739	19.959928	18.41%	44,954
2012	15.618215	16.856739	7.93%	72,707
2011	14.655453	15.618215	6.57%	68,653
2010	12.998709	14.655453	12.75%	51,149
2009	10.851741	12.998709	19.78%	29,219
2008	15.756723	10.851741	-31.13%	27,014
2007	15.048908	15.756723	4.70%	27,322
2006	13.213518	15.048908	13.89%	24,403
2005	12.949201	13.213518	2.04%	26,429
2004	12.608682	12.949201	2.70%	4,724
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	58
2010	10.235941	13.122763	28.20%	58
2009	8.305143	10.235941	23.25%	434
2008	13.619162	8.305143	-39.02%	434
2007	15.665831	13.619162	-13.06%	407
2006	15.441047	15.665831	1.46%	389
2005	14.925899	15.441047	3.45%	374
2004	13.715524	14.925899	8.82%	263
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.917604	15.837147	13.79%	0
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
2007	15.312158	16.450925	7.44%	0
2006	13.494105	15.312158	13.47%	0
2005	13.539186	13.494105	-0.33%	0
2004	12.898411	13.539186	4.97%	586
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	13.016625	12.852027	-1.26%	37,687
2012	12.136459	13.016625	7.25%	67,745
2011	12.141791	12.136459	-0.04%	75,733
2010	11.441913	12.141791	6.12%	84,148
2009	9.716829	11.441913	17.75%	92,744
2008	10.725195	9.716829	-9.40%	112,857
2007	10.410154	10.725195	3.03%	137,917
2006	10.221367	10.410154	1.85%	104,715
2005	10.327466	10.221367	-1.03%	87,036
2004	10.199626	10.327466	1.25%	22,082

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.743149	14.136329	10.93%	223,131
2012	11.653935	12.743149	9.35%	276,664
2011	11.942285	11.653935	-2.41%	253,039
2010	10.827476	11.942285	10.30%	263,879
2009	8.913255	10.827476	21.48%	186,910
2008	12.154417	8.913255	-26.67%	99,632
2007	11.440257	12.154417	6.24%	55,119
2006	10.652543	11.440257	7.39%	22,372
2005*	10.000000	10.652543	6.53%	14,314
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.886464	14.603300	13.32%	487,859
2012	11.629948	12.886464	10.80%	514,969
2011	12.015974	11.629948	-3.21%	567,287
2010	10.724355	12.015974	12.04%	553,592
2009	8.512922	10.724355	25.98%	337,284
2008	12.927048	8.512922	-34.15%	284,869
2007	11.996552	12.927048	7.76%	186,958
2006	10.958037	11.996552	9.48%	48,303
2005*	10.000000	10.958037	9.58%	15,252
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.789803	15.217470	18.98%	16,733
2012	11.331155	12.789803	12.87%	26,624
2011	11.898578	11.331155	-4.77%	31,219
2010	10.476459	11.898578	13.57%	31,706
2009	8.149378	10.476459	28.56%	20,529
2008	13.450189	8.149378	-39.41%	21,453
2007	12.356992	13.450189	8.85%	8,056
2006	11.165376	12.356992	10.67%	0
2005*	10.000000	11.165376	11.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.650026	19.040356	21.66%	56,602
2012	15.248274	15.650026	2.63%	73,299
2011	16.412262	15.248274	-7.09%	109,296
2010	14.054514	16.412262	16.78%	120,331
2009	9.718154	14.054514	44.62%	141,189
2008	21.750264	9.718154	-55.32%	89,717
2007	15.240404	21.750264	42.71%	128,209
2006	13.334901	15.240404	14.29%	76,213
2005*	10.000000	13.334901	33.35%	23,610

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.319340	20.443580	25.27%	162,832
2012	14.226743	16.319340	14.71%	230,245
2011	14.422051	14.226743	-1.35%	279,869
2010	12.805864	14.422051	12.62%	291,504
2009	10.060711	12.805864	27.29%	251,175
2008	17.952378	10.060711	-43.96%	213,810
2007	18.090595	17.952378	-0.76%	222,392
2006	15.391340	18.090595	17.54%	198,419
2005	14.875872	15.391340	3.47%	153,453
2004	13.646439	14.875872	9.01%	95,452
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.124534	21.491087	33.28%	147,635
2012	14.382815	16.124534	12.11%	123,601
2011	14.680492	14.382815	-2.03%	161,974
2010	12.093964	14.680492	21.39%	120,310
2009	9.643854	12.093964	25.41%	105,895
2008	18.676923	9.643854	-48.36%	87,994
2007	15.048226	18.676923	24.11%	214,088
2006	14.407585	15.048226	4.45%	57,014
2005	13.934014	14.407585	3.40%	40,706
2004	13.787874	13.934014	1.06%	64,892
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.336017	12.799039	-4.03%	679,155
2012	12.886699	13.336017	3.49%	758,303
2011	12.284691	12.886699	4.90%	846,474
2010	11.655600	12.284691	5.40%	1,017,913
2009	10.300077	11.655600	13.16%	1,362,348
2008	10.887139	10.300077	-5.39%	1,201,158
2007	10.674560	10.887139	1.99%	1,303,427
2006	10.459156	10.674560	2.06%	488,767
2005	10.473565	10.459156	-0.14%	111,198
2004	10.257524	10.473565	2.11%	23,123
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.152950	33.492090	33.15%	135,856
2012	22.404753	25.152950	12.27%	176,344
2011	25.644353	22.404753	-12.63%	227,330
2010	20.352237	25.644353	26.00%	323,515
2009	14.860226	20.352237	36.96%	214,339
2008	25.108879	14.860226	-40.82%	207,143
2007	22.216447	25.108879	13.02%	314,148
2006	20.167250	22.216447	10.16%	178,388
2005	17.436169	20.167250	15.66%	139,778
2004	14.272687	17.436169	22.16%	28,627

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	226
2010	17.122640	18.933315	10.57%	686
2009	13.842568	17.122640	23.70%	686
2008	25.206389	13.842568	-45.08%	1,540
2007	21.975993	25.206389	14.70%	1,624
2006	19.039399	21.975993	15.42%	1,630
2005	16.354848	19.039399	16.41%	1,765
2004	14.727704	16.354848	11.05%	2,926
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.153747	15.502295	27.55%	67,283
2012	10.296645	12.153747	18.04%	79,690
2011	12.718192	10.296645	-19.04%	106,135
2010	11.502257	12.718192	10.57%	211,340
2009	9.300353	11.502257	23.68%	241,625
2008	16.931002	9.300353	-45.07%	87,906
2007	14.760267	16.931002	14.71%	222,967
2006	12.783502	14.760267	15.46%	78,747
2005	10.984823	12.783502	16.37%	46,688
2004*	10.000000	10.984823	9.85%	23,935
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	7,937
2011	19.836895	17.683812	-10.85%	4,737
2010	16.021586	19.836895	23.81%	6,110
2009	10.403005	16.021586	54.01%	7,568
2008	21.792351	10.403005	-52.26%	8,607
2007	21.091888	21.792351	3.32%	11,016
2006	18.551354	21.091888	13.69%	10,587
2005	18.480368	18.551354	0.38%	12,425
2004	16.564974	18.480368	11.56%	18,775
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.877544	11.981099	21.30%	25,504
2012	8.739564	9.877544	13.02%	23,767
2011	9.057230	8.739564	-3.51%	23,629
2010	8.382437	9.057230	8.05%	22,686
2009	6.566886	8.382437	27.65%	17,995
2008*	10.000000	6.566886	-34.33%	15,901

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.607377	14.077774	11.66%	211,937
2012	11.420312	12.607377	10.39%	269,464
2011	11.381495	11.420312	0.34%	296,778
2010	10.307392	11.381495	10.42%	308,508
2009	7.756633	10.307392	32.88%	306,394
2008	11.252036	7.756633	-31.06%	281,114
2007	11.067139	11.252036	1.67%	306,517
2006*	10.000000	11.067139	10.67%	162,354
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.528600	22.278240	27.10%	2,687
2012	15.976137	17.528600	9.72%	96,150
2011	15.378887	15.976137	3.88%	112,842
2010	13.007255	15.378887	18.23%	123,671
2009	11.310939	13.007255	15.00%	113,148
2008	15.832786	11.310939	-28.56%	145,291
2007	16.603985	15.832786	-4.64%	172,026
2006	14.465009	16.603985	14.79%	187,860
2005	14.270396	14.465009	1.36%	185,687
2004	13.118697	14.270396	8.78%	29,409
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.223340	31.006643	33.52%	122,936
2012	20.017536	23.223340	16.01%	163,697
2011	21.223345	20.017536	-5.68%	243,482
2010	16.889459	21.223345	25.66%	220,025
2009	13.343704	16.889459	26.57%	303,669
2008	20.328398	13.343704	-34.36%	117,009
2007	21.251414	20.328398	-4.34%	91,067
2006	18.536218	21.251414	14.65%	77,497
2005	17.388881	18.536218	6.60%	76,813
2004	14.338680	17.388881	21.27%	24,230
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	186
2010	18.158811	19.291957	6.24%	455
2009	13.520894	18.158811	34.30%	455
2008	23.141396	13.520894	-41.57%	455
2007	20.454471	23.141396	13.14%	521
2006	17.185226	20.454471	19.02%	1,088
2005	15.916376	17.185226	7.97%	3,089
2004	13.702237	15.916376	16.16%	3,294
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.861505	-1.38%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.978802	12.019327	20.45%	4,160
2012	8.929610	9.978802	11.75%	2,873
2011	10.301686	8.929610	-13.32%	2,457
2010*	10.000000	10.301686	3.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.158540	17.011796	29.28%	58,192
2012	10.950060	13.158540	20.17%	23,191
2011	11.275788	10.950060	-2.89%	75,558
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.599394	13.151264	37.00%	8,351
2012*	10.000000	9.599394	-4.01%	8,442
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.911560	12.478245	25.90%	445
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.693522	12.976990	33.87%	25,689
2012*	10.000000	9.693522	-3.06%	34,571
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.353591	16.375548	22.63%	203,173
2012	11.434104	13.353591	16.79%	268,968
2011	12.573051	11.434104	-9.06%	322,551
2010	11.805310	12.573051	6.50%	338,946
2009*	10.000000	11.805310	18.05%	153,196
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.764030	11.656352	8.29%	112,301
2012*	10.000000	10.764030	7.64%	38,665
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.020404	12.760017	27.34%	5,416
2012*	10.000000	10.020404	0.20%	9,370

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	1,691
2010	15.219304	16.126109	5.96%	2,531
2009	12.366211	15.219304	23.07%	3,170
2008	15.033046	12.366211	-17.74%	3,694
2007	13.910453	15.033046	8.07%	4,178
2006	12.854723	13.910453	8.21%	4,385
2005	12.182985	12.854723	5.51%	5,172
2004	11.479571	12.182985	6.13%	6,510
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.441302	26.219945	28.27%	132,610
2012	16.841270	20.441302	21.38%	180,123
2011	18.466169	16.841270	-8.80%	156,061
2010	17.696209	18.466169	4.35%	227,746
2009	12.366694	17.696209	43.10%	186,760
2008	22.660553	12.366694	-45.43%	179,340
2007	16.924911	22.660553	33.89%	47,004
2006	15.826592	16.924911	6.94%	1,979
2005	14.347068	15.826592	10.31%	2,006
2004	12.409946	14.347068	15.61%	3,295
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.912337	13.152135	32.68%	8,937
2012*	10.000000	9.912337	-0.88%	7,187
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.773624	32.225426	12.00%	37,874
2012	25.942858	28.773624	10.91%	37,617
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	30.985466	38.869952	25.45%	0
2006	21.561672	30.985466	43.71%	0
2005	16.674337	21.561672	29.31%	0
2004	14.335673	16.674337	16.31%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.324683	20.806521	27.45%	0
2012	14.276793	16.324683	14.34%	2,253
2011	14.513836	14.276793	-1.63%	5,600
2010	13.205176	14.513836	9.91%	9,551
2009	9.687317	13.205176	36.31%	16,485
2008	15.686120	9.687317	-38.24%	17,342
2007	14.418372	15.686120	8.79%	19,394
2006	13.710361	14.418372	5.16%	34,189
2005	13.422048	13.710361	2.15%	32,331
2004	12.566816	13.422048	6.81%	10,170

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.179611	14.088176	38.40%	12,838
2012*	10.000000	10.179611	1.80%	405
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.226412	24.220258	32.89%	384,887
2012	16.050085	18.226412	13.56%	432,502
2011	16.453716	16.050085	-2.45%	532,105
2010	15.096050	16.453716	8.99%	658,928
2009	12.579805	15.096050	20.00%	664,336
2008	19.086329	12.579805	-34.09%	181,276
2007	18.103254	19.086329	5.43%	109,611
2006	15.328391	18.103254	18.10%	115,521
2005	14.690284	15.328391	4.34%	36,305
2004	13.054616	14.690284	12.53%	5,612
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.700669	14.635577	25.08%	144,479
2012	10.299191	11.700669	13.61%	102,872
2011	10.699132	10.299191	-3.74%	120,911
2010*	10.000000	10.699132	6.99%	54,515
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.076431	12.779192	26.82%	37,232
2012	9.037179	10.076431	11.50%	36,853
2011*	10.000000	9.037179	-9.63%	4,638
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.166777	19.571224	29.04%	91,001
2012	13.523452	15.166777	12.15%	138,683
2011	13.732077	13.523452	-1.52%	176,855
2010	12.383510	13.732077	10.89%	210,244
2009*	10.000000	12.383510	23.84%	15,330
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.103511	13.415262	20.82%	4,712,726
2012	9.791710	11.103511	13.40%	4,819,294
2011	9.899139	9.791710	-1.09%	5,209,487
2010	9.017389	9.899139	9.78%	5,436,919
2009	7.455703	9.017389	20.95%	4,258,756
2008	10.833923	7.455703	-31.18%	3,047,930
2007	10.416519	10.833923	4.01%	2,344,140
2006*	10.000000	10.416519	4.17%	868,822

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.277224	10.767219	-4.52%	1,440,385
2012	10.963430	11.277224	2.86%	1,298,401
2011	10.580908	10.963430	3.62%	1,356,466
2010	10.186610	10.580908	3.87%	1,416,476
2009	9.268369	10.186610	9.91%	1,019,042
2008	10.493465	9.268369	-11.67%	533,952
2007	10.398680	10.493465	0.91%	324,198
2006*	10.000000	10.398680	3.99%	51,133
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.603661	14.628691	26.07%	164,196
2012	9.698831	11.603661	19.64%	180,694
2011	10.912299	9.698831	-11.12%	204,871
2010	10.004291	10.912299	9.08%	227,215
2009	7.209163	10.004291	38.77%	241,302
2008	11.988593	7.209163	-39.87%	171,809
2007	10.697846	11.988593	12.07%	144,129
2006*	10.000000	10.697846	6.98%	70,242
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.378207	13.182359	27.02%	430,279
2012	9.020713	10.378207	15.05%	441,013
2011	9.657187	9.020713	-6.59%	478,098
2010	8.337279	9.657187	15.83%	484,016
2009	6.130054	8.337279	36.01%	479,901
2008	11.213159	6.130054	-45.33%	481,359
2007	10.226475	11.213159	9.65%	443,633
2006*	10.000000	10.226475	2.26%	223,869
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.069012	11.817868	30.31%	1,532,294
2012	7.905590	9.069012	14.72%	1,706,902
2011	8.251065	7.905590	-4.19%	1,906,487
2010	7.586684	8.251065	8.76%	1,987,803
2009	5.923551	7.586684	28.08%	1,429,294
2008	9.759595	5.923551	-39.31%	679,139
2007*	10.000000	9.759595	-2.40%	218,668
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	18.016127	18.904494	4.93%	315
2012	16.048532	18.016127	12.26%	481
2011	15.773083	16.048532	1.75%	3,336
2010	14.223803	15.773083	10.89%	3,910
2009	9.941084	14.223803	43.08%	4,746
2008	14.086994	9.941084	-29.43%	6,169
2007	13.939108	14.086994	1.06%	7,011
2006	12.859225	13.939108	8.40%	7,536
2005	12.815853	12.859225	0.34%	9,088
2004	11.878062	12.815853	7.90%	21,959

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.593071	22.001672	32.60%	159,589
2012	14.328796	16.593071	15.80%	203,392
2011	15.003144	14.328796	-4.49%	269,083
2010	13.260872	15.003144	13.14%	275,776
2009	10.549343	13.260872	25.70%	215,976
2008	17.147089	10.549343	-38.48%	301,849
2007	17.967360	17.147089	-4.57%	609,994
2006	15.864498	17.967360	13.26%	313,010
2005	15.572011	15.864498	1.88%	61,552
2004	13.571043	15.572011	14.74%	19,944
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.544554	12.019099	40.66%	46,915
2012	7.462924	8.544554	14.49%	61,668
2011	8.619664	7.462924	-13.42%	90,537
2010	7.622653	8.619664	13.08%	103,605
2009	5.085011	7.622653	49.90%	37,374
2008*	10.000000	5.085011	-49.15%	18,205
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.822647	13.337464	35.78%	454,627
2012	8.999172	9.822647	9.15%	510,526
2011	9.492455	8.999172	-5.20%	731,301
2010	7.839014	9.492455	21.09%	736,645
2009	6.093540	7.839014	28.64%	1,108,335
2008*	10.000000	6.093540	-39.06%	1,336,029
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.425192	11.959338	26.89%	75,871
2012	8.280415	9.425192	13.83%	88,259
2011	9.024733	8.280415	-8.25%	98,693
2010	8.010702	9.024733	12.66%	106,875
2009	6.326955	8.010702	26.61%	52,627
2008*	10.000000	6.326955	-36.73%	32,888
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.537733	11.840679	12.36%	1,519,052
2012	9.682343	10.537733	8.83%	1,625,278
2011	10.014215	9.682343	-3.31%	1,672,254
2010	9.255380	10.014215	8.20%	1,882,461
2009	7.881950	9.255380	17.43%	1,050,998
2008*	10.000000	7.881950	-21.18%	309,826
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.116615	12.020713	18.82%	2,394,415
2012	9.084214	10.116615	11.36%	2,493,923
2011	9.600233	9.084214	-5.38%	2,522,677
2010	8.716193	9.600233	10.14%	3,051,777
2009	7.163165	8.716193	21.68%	2,146,746
2008*	10.000000	7.163165	-28.37%	158,072

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.956237	11.266760	2.83%	1,603,849
2012	10.400470	10.956237	5.34%	1,841,074
2011	10.464567	10.400470	-0.61%	2,238,723
2010	9.998153	10.464567	4.67%	1,452,798
2009	9.026837	9.998153	10.76%	1,026,592
2008*	10.000000	9.026837	-9.73%	577,695
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.337789	11.934880	15.45%	2,899,963
2012	9.387965	10.337789	10.12%	2,899,162
2011	9.807936	9.387965	-4.28%	3,286,343
2010	8.986208	9.807936	9.14%	3,715,275
2009	7.519299	8.986208	19.51%	1,576,466
2008*	10.000000	7.519299	-24.81%	458,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.829209	11.971203	21.79%	1,169,575
2012	8.753487	9.829209	12.29%	1,406,802
2011	9.369473	8.753487	-6.57%	1,474,067
2010	8.437446	9.369473	11.05%	1,722,474
2009	6.801819	8.437446	24.05%	1,309,686
2008*	10.000000	6.801819	-31.98%	992,788
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.728763	11.695859	9.01%	637,596
2012	9.948976	10.728763	7.84%	1,258,942
2011	10.179093	9.948976	-2.26%	944,784
2010	9.526187	10.179093	6.85%	1,119,634
2009	8.260152	9.526187	15.33%	676,031
2008*	10.000000	8.260152	-17.40%	226,660
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.956622	11.468059	-4.09%	269,133
2012	11.351786	11.956622	5.33%	318,494
2011	10.902664	11.351786	4.12%	336,865
2010	10.418934	10.902664	4.64%	419,118
2009	9.790412	10.418934	6.42%	576,491
2008*	10.000000	9.790412	-2.10%	10,703

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.921209	12.403324	-4.01%	31,030
2012	12.309376	12.921209	4.97%	40,121
2011	11.843644	12.309376	3.93%	37,981
2010	11.178289	11.843644	5.95%	51,917
2009	9.796204	11.178289	14.11%	51,744
2008*	10.000000	9.796204	-2.04%	6,089
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	233
2006	25.444107	33.992546	33.60%	276
2005	19.618701	25.444107	29.69%	648
2004	16.621951	19.618701	18.03%	688
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.639749	11.884578	-5.97%	510,347
2012	12.515767	12.639749	0.99%	640,147
2011	11.906618	12.515767	5.12%	675,087
2010	11.595134	11.906618	2.69%	775,075
2009	11.521982	11.595134	0.63%	1,158,369
2008	10.914519	11.521982	5.57%	1,443,136
2007	10.394371	10.914519	5.00%	1,219,743
2006	10.262991	10.394371	1.28%	484,047
2005	10.140898	10.262991	1.20%	139,142
2004	10.020956	10.140898	1.20%	48,426
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.603572	8.760237	15.21%	67,632
2012	6.733779	7.603572	12.92%	74,279
2011	7.634417	6.733779	-11.80%	142,252
2010	6.893687	7.634417	10.75%	106,276
2009	5.434017	6.893687	26.86%	64,547
2008*	10.000000	5.434017	-45.66%	19,611
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.487033	10.064952	18.59%	58,852
2012	7.326348	8.487033	15.84%	73,815
2011	8.577857	7.326348	-14.59%	69,980
2010	8.149818	8.577857	5.25%	82,465
2009	6.466209	8.149818	26.04%	80,540
2008	11.594614	6.466209	-44.23%	69,922
2007	10.816951	11.594614	7.19%	78,956
2006*	10.000000	10.816951	8.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.819897	22.222051	24.70%	50,031
2012	15.689283	17.819897	13.58%	69,775
2011	16.663996	15.689283	-5.85%	143,288
2010	14.833793	16.663996	12.34%	156,900
2009	11.899267	14.833793	24.66%	157,991
2008	19.226118	11.899267	-38.11%	164,062
2007	18.517327	19.226118	3.83%	182,072
2006	16.167042	18.517327	14.54%	189,878
2005	15.283768	16.167042	5.78%	134,467
2004	13.677198	15.283768	11.75%	9,990
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.098884	14.560189	11.16%	259,763
2012	12.219870	13.098884	7.19%	272,498
2011	12.359361	12.219870	-1.13%	328,564
2010	11.484351	12.359361	7.62%	309,841
2009*	10.000000	11.484351	14.84%	100,761
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.118461	16.533473	17.11%	701,757
2012	12.834965	14.118461	10.00%	603,879
2011	13.220057	12.834965	-2.91%	688,732
2010	12.041092	13.220057	9.79%	552,325
2009*	10.000000	12.041092	20.41%	194,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.679994	13.026816	2.74%	1,228,241
2012	12.302669	12.679994	3.07%	1,526,132
2011	12.195709	12.302669	0.88%	1,554,705
2010	11.752039	12.195709	3.78%	1,388,548
2009	10.993182	11.752039	6.90%	1,333,080
2008	11.936474	10.993182	-7.90%	1,034,417
2007	11.559372	11.936474	3.26%	683,403
2006	11.109804	11.559372	4.05%	465,739
2005	10.973047	11.109804	1.25%	273,469
2004	10.699211	10.973047	2.56%	185,125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.698083	6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.492993	17.707774	14.30%	1,683,966
2012	14.267335	15.492993	8.59%	2,077,293
2011	14.563770	14.267335	-2.04%	2,508,404
2010	13.398560	14.563770	8.70%	2,850,687
2009	11.476005	13.398560	16.75%	2,805,261
2008	15.247123	11.476005	-24.73%	2,371,849
2007	14.726538	15.247123	3.54%	1,910,491
2006	13.494221	14.726538	9.13%	1,471,041
2005	13.070314	13.494221	3.24%	907,417
2004	12.175914	13.070314	7.35%	299,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.970293	20.352612	19.93%	849,124
2012	15.222735	16.970293	11.48%	1,136,329
2011	15.870272	15.222735	-4.08%	1,412,728
2010	14.351968	15.870272	10.58%	1,603,547
2009	11.773104	14.351968	21.90%	1,844,099
2008	17.510466	11.773104	-32.77%	2,044,882
2007	16.834397	17.510466	4.02%	2,053,184
2006	14.996405	16.834397	12.26%	1,523,584
2005	14.290884	14.996405	4.94%	409,600
2004	13.009258	14.290884	9.85%	95,158
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.240613	15.420492	8.29%	678,423
2012	13.450525	14.240613	5.87%	812,572
2011	13.447050	13.450525	0.03%	876,688
2010	12.644506	13.447050	6.35%	1,085,678
2009	11.262556	12.644506	12.27%	1,095,617
2008	13.527627	11.262556	-16.74%	976,790
2007	13.041070	13.527627	3.73%	667,354
2006	12.272756	13.041070	6.26%	567,964
2005	11.984874	12.272756	2.40%	441,053
2004	11.412415	11.984874	5.02%	104,845
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.170352	20.261702	33.56%	203,049
2012	13.072444	15.170352	16.05%	311,159
2011	13.680001	13.072444	-4.44%	359,683
2010	12.863456	13.680001	6.35%	507,326
2009*	10.000000	12.863456	28.63%	3,855

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.894411	29.851666	30.39%	37,713
2012	19.887711	22.894411	15.12%	46,028
2011	20.822591	19.887711	-4.49%	68,697
2010	16.835846	20.822591	23.68%	74,327
2009	12.562143	16.835846	34.02%	171,320
2008	20.175812	12.562143	-37.74%	101,441
2007	19.142699	20.175812	5.40%	95,005
2006	17.774527	19.142699	7.70%	44,449
2005	16.178697	17.774527	9.86%	59,830
2004	14.264686	16.178697	13.42%	19,759
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.526205	9.335684	-2.00%	741,202
2012	9.721147	9.526205	-2.01%	1,310,343
2011	9.918980	9.721147	-1.99%	1,190,372
2010	10.121394	9.918980	-2.00%	1,292,066
2009	10.323619	10.121394	-1.96%	1,551,338
2008	10.322317	10.323619	0.01%	1,983,153
2007	10.052363	10.322317	2.69%	1,235,400
2006	9.812418	10.052363	2.45%	431,702
2005	9.751932	9.812418	0.62%	290,839
2004	9.870861	9.751932	-1.20%	127,981
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.591290	14.138664	-3.10%	179,803
2012	13.264856	14.591290	10.00%	179,304
2011	12.823431	13.264856	3.44%	219,107
2010	11.832311	12.823431	8.38%	190,098
2009	9.707104	11.832311	21.89%	99,169
2008	11.976073	9.707104	-18.95%	80,630
2007	11.681535	11.976073	2.52%	108,248
2006	11.369198	11.681535	2.75%	72,345
2005	11.353070	11.369198	0.14%	61,700
2004	10.874234	11.353070	4.40%	12,952
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.012807	10.694285	18.66%	507,251
2013	9.012807	10.694285	18.66%	507,251
2012	7.961507	9.012807	13.20%	608,908
2011	8.988754	7.961507	-11.43%	686,917
2010	8.059411	8.988754	11.53%	760,296
2009	6.042180	8.059411	33.39%	1,078,719
2008*	10.000000	6.042180	-39.58%	1,149,001

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0
2005	16.128964	17.670393	9.56%	0
2004	13.715059	16.128964	17.60%	692
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.706761	12.786410	31.73%	256,104
2012	8.528738	9.706761	13.81%	337,672
2011	8.993135	8.528738	-5.16%	508,888
2010	7.954801	8.993135	13.05%	504,620
2009	6.275218	7.954801	26.77%	666,431
2008*	10.000000	6.275218	-37.25%	337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.164345	12.127009	32.33%	79,080
2012	7.952786	9.164345	15.23%	107,499
2011	8.641256	7.952786	-7.97%	118,555
2010	7.820676	8.641256	10.49%	125,748
2009	6.263383	7.820676	24.86%	89,407
2008*	10.000000	6.263383	-37.37%	30,768
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.015678	13.604811	35.84%	267,731
2012	8.915007	10.015678	12.35%	332,793
2011	9.520352	8.915007	-6.36%	388,656
2010	7.681338	9.520352	23.94%	464,657
2009	6.185976	7.681338	24.17%	640,998
2008*	10.000000	6.185976	-38.14%	443,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.908304	14.504287	32.97%	258,994
2012	9.567551	10.908304	14.01%	321,424
2011	9.994435	9.567551	-4.27%	377,849
2010	8.524647	9.994435	17.24%	448,498
2009	6.667167	8.524647	27.86%	605,009
2008*	10.000000	6.667167	-33.33%	850,285

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.975638	21.126635	41.07%	18,251
2012	13.512761	14.975638	10.83%	30,756
2011	13.907761	13.512761	-2.84%	50,621
2010	11.343579	13.907761	22.60%	19,564
2009	9.100871	11.343579	24.64%	13,491
2008	17.370806	9.100871	-47.61%	24,560
2007	16.189221	17.370806	7.30%	129,861
2006	16.039936	16.189221	0.93%	10,456
2005	15.191147	16.039936	5.59%	10,970
2004	13.697399	15.191147	10.91%	1,381
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.239445	30.518150	37.23%	12,048
2012	18.863996	22.239445	17.89%	29,908
2011	20.358457	18.863996	-7.34%	25,518
2010	16.425105	20.358457	23.95%	26,817
2009	13.316646	16.425105	23.34%	133,785
2008	20.072381	13.316646	-33.66%	29,075
2007	22.080654	20.072381	-9.10%	49,027
2006	19.240517	22.080654	14.76%	93,952
2005	19.100756	19.240517	0.73%	27,096
2004	16.659014	19.100756	14.66%	10,394
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.733729	28.559018	37.74%	24,721
2012	18.361916	20.733729	12.92%	31,130
2011	19.890197	18.361916	-7.68%	36,035
2010	16.239254	19.890197	22.48%	38,758
2009	12.326649	16.239254	31.74%	45,206
2008	20.404982	12.326649	-39.59%	120,825
2007	20.436580	20.404982	-0.15%	119,727
2006	18.659637	20.436580	9.52%	109,342
2005	16.998385	18.659637	9.77%	93,349
2004	14.602274	16.998385	16.41%	24,022
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.841038	19.022554	28.18%	272,776
2012	13.302572	14.841038	11.57%	331,753
2011	13.522357	13.302572	-1.63%	389,982
2010	12.186641	13.522357	10.96%	450,099
2009	9.904190	12.186641	23.05%	691,443
2008	17.309446	9.904190	-42.78%	879,221
2007	16.372298	17.309446	5.72%	801,127
2006	14.731332	16.372298	11.14%	310,065
2005	14.042516	14.731332	4.91%	10,754
2004	13.081852	14.042516	7.34%	1,256

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.655105	10.723935	0.65%	81,909
2012	9.407227	10.655105	13.27%	105,341
2011	9.043639	9.407227	4.02%	136,263
2010	7.108237	9.043639	27.23%	223,593
2009	5.557552	7.108237	27.90%	133,221
2008*	10.000000	5.557552	-44.42%	10,678
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.643359	16.43%	6,132
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.409778	10.212335	-1.90%	126,964
2012	10.261206	10.409778	1.45%	152,191
2011	10.335882	10.261206	-0.72%	155,493
2010	10.297627	10.335882	0.37%	216,067
2009	9.810294	10.297627	4.97%	214,730
2008*	10.000000	9.810294	-1.90%	96,971
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.510103	25.10%	5,571
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.477526	15.862133	17.69%	420,286
2012	11.502750	13.477526	17.17%	490,161
2011	13.402685	11.502750	-14.18%	544,142
2010	12.859919	13.402685	4.22%	574,679
2009*	10.000000	12.859919	28.60%	800,345
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.102178	9.961196	-1.40%	371,806
2012	9.855025	10.102178	2.51%	330,088
2011	10.026637	9.855025	-1.71%	356,635
2010	9.717674	10.026637	3.18%	440,752
2009	8.749863	9.717674	11.06%	881,521
2008	10.313447	8.749863	-15.16%	1,112,198
2007	10.045719	10.313447	2.67%	1,131,362
2006	9.836823	10.045719	2.12%	412,628
2005	9.894218	9.836823	-0.58%	59,314
2004	10.018073	9.894218	-1.24%	59,274

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.114125	18.742717	42.92%	598
2012	12.297587	13.114125	6.64%	615
2011	12.682542	12.297587	-3.04%	608
2010	10.819322	12.682542	17.22%	804
2009	8.993716	10.819322	20.30%	8,317
2008	15.162984	8.993716	-40.69%	11,399
2007	15.394913	15.162984	-1.51%	10,088
2006	14.924447	15.394913	3.15%	10,401
2005	14.799321	14.924447	0.85%	11,556
2004	13.498105	14.799321	9.64%	7,507
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.856000	21.382253	34.85%	29,782
2012	14.579585	15.856000	8.75%	11,106
2011	15.349366	14.579585	-5.02%	13,463
2010	12.748631	15.349366	20.40%	15,565
2009	9.898182	12.748631	28.80%	14,136
2008	16.679488	9.898182	-40.66%	15,909
2007	15.817494	16.679488	5.45%	984,948
2006	14.194362	15.817494	11.44%	381,401
2005	13.553780	14.194362	4.73%	23,127
2004	12.209006	13.553780	11.01%	5,457
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	184
2010	18.740224	21.249728	13.39%	184
2009	13.722341	18.740224	36.57%	184
2008	23.467650	13.722341	-41.53%	184
2007	22.576320	23.467650	3.95%	184
2006	19.627656	22.576320	15.02%	184
2005	17.558275	19.627656	11.79%	2,712
2004	15.071262	17.558275	16.50%	2,712
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.138757	9.899508	-2.36%	12,930
2012*	10.000000	10.138757	1.39%	20,461
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.879991	20.455224	28.81%	326,954
2012	13.896643	15.879991	14.27%	389,245
2011	14.224403	13.896643	-2.30%	458,588
2010	12.531309	14.224403	13.51%	538,379
2009	9.990364	12.531309	25.43%	717,320
2008	16.610661	9.990364	-39.86%	850,016
2007	16.275822	16.610661	2.06%	827,312
2006	14.471295	16.275822	12.47%	401,187
2005	13.964102	14.471295	3.63%	60,311
2004	13.055094	13.964102	6.96%	39,407

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.245507	30.657127	37.81%	24,338
2012	19.291662	22.245507	15.31%	34,838
2011	20.165129	19.291662	-4.33%	94,528
2010	16.721060	20.165129	20.60%	47,325
2009	12.464953	16.721060	34.14%	40,457
2008	20.517229	12.464953	-39.25%	236,574
2007	21.233889	20.517229	-3.38%	186,249
2006	18.896219	21.233889	12.37%	76,591
2005	17.573405	18.896219	7.53%	14,991
2004	15.046104	17.573405	16.80%	3,317
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.574216	10.374051	-1.89%	58,238
2012*	10.000000	10.574216	5.74%	7,054
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.706539	11.634658	-8.44%	10,934
2012	12.321835	12.706539	3.12%	26,395
2011	11.596615	12.321835	6.25%	39,336
2010	10.819270	11.596615	7.18%	43,636
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.524803	11.268074	-2.23%	436,753
2012	11.121145	11.524803	3.63%	583,063
2011	11.234258	11.121145	-1.01%	568,937
2010	10.898362	11.234258	3.08%	579,285
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.684266	10.239501	-4.16%	64,166
2012	9.956927	10.684266	7.30%	82,648
2011*	10.000000	9.956927	-0.43%	30,787
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.458053	17.894538	32.97%	0
2012	11.527315	13.458053	16.75%	1,275
2011	12.334614	11.527315	-6.54%	2,846
2010	11.004024	12.334614	12.09%	4,467
2009	8.649897	11.004024	27.22%	10,624
2008	14.398624	8.649897	-39.93%	10,170
2007	15.638555	14.398624	-7.93%	12,077
2006	13.766406	15.638555	13.60%	20,888
2005	13.348624	13.766406	3.13%	20,934
2004	12.258826	13.348624	8.89%	20,819

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0
2005	14.379043	15.811219	9.96%	0
2004	12.627350	14.379043	13.87%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.088299	19.843776	40.85%	0
2012	12.585755	14.088299	11.94%	578
2011	15.632445	12.585755	-19.49%	536
2010	13.204845	15.632445	18.38%	536
2009	8.221179	13.204845	60.62%	536
2008	13.323065	8.221179	-38.29%	536
2007	12.885158	13.323065	3.40%	536
2006	12.469622	12.885158	3.33%	536
2005	12.038057	12.469622	3.59%	536
2004	11.695132	12.038057	2.93%	577
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.575218	21.499141	47.50%	52,652
2012	11.353689	14.575218	28.37%	65,424
2011	10.494926	11.353689	8.18%	66,310
2010*	10.000000	10.494926	4.95%	9,380
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.931003	11.624547	-2.57%	26,235
2012	11.150052	11.931003	7.00%	39,679
2011	10.793736	11.150052	3.30%	47,495
2010	10.307072	10.793736	4.72%	73,648
2009	9.615416	10.307072	7.19%	88,452
2008	10.957326	9.615416	-12.25%	666,241
2007	10.627583	10.957326	3.10%	881,527
2006	10.471001	10.627583	1.50%	302,950
2005	10.279707	10.471001	1.86%	52,409
2004	10.078970	10.279707	1.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	7
2009	14.002597	17.854970	27.51%	7
2008	16.805998	14.002597	-16.68%	7
2007	16.120023	16.805998	4.26%	7
2006	14.844367	16.120023	8.59%	7
2005	13.507234	14.844367	9.90%	163
2004	12.520883	13.507234	7.88%	163
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.689733	10.496234	8.32%	12,064
2012*	10.000000	9.689733	-3.10%	19,409
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.594282	10.370399	8.09%	5,994
2012*	10.000000	9.594282	-4.06%	580
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.692372	23.103587	47.23%	24,225
2012	14.844951	15.692372	5.71%	26,169
2011	15.877167	14.844951	-6.50%	32,137
2010	12.779480	15.877167	24.24%	67,573
2009	8.542947	12.779480	49.59%	17,195

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.136046	21.272938	31.83%	1,243
2012	14.051433	16.136046	14.84%	3,519
2011	13.523943	14.051433	3.90%	3,533
2010	12.240195	13.523943	10.49%	1,549
2009	10.383470	12.240195	17.88%	1,581
2008	17.875638	10.383470	-41.91%	1,523
2007	17.405833	17.875638	2.70%	5,325
2006	15.189296	17.405833	14.59%	9,960
2005	14.824901	15.189296	2.46%	13,122
2004	13.608022	14.824901	8.94%	13,747
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.571903	30.430364	34.82%	103
2012	19.452648	22.571903	16.04%	1,219
2011	21.732897	19.452648	-10.49%	1,242
2010	17.526978	21.732897	24.00%	1,266
2009	12.543189	17.526978	39.73%	1,277
2008	19.931126	12.543189	-37.07%	1,380
2007	20.044400	19.931126	-0.57%	1,954
2006	17.918036	20.044400	11.87%	2,312
2005	17.154343	17.918036	4.45%	2,312
2004	14.707841	17.154343	16.63%	2,371
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.040648	12.586613	-10.36%	7,686
2012	13.349261	14.040648	5.18%	7,368
2011	12.195460	13.349261	9.46%	33,835
2010	11.844314	12.195460	2.96%	26,342
2009	10.971485	11.844314	7.96%	29,592
2008	11.381929	10.971485	-3.61%	39,128
2007	10.613767	11.381929	7.24%	44,702
2006	10.665985	10.613767	-0.49%	58,384
2005	10.721060	10.665985	-0.51%	67,924
2004	10.344356	10.721060	3.64%	51,865
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.668438	20.793178	32.71%	953
2012	13.976473	15.668438	12.11%	2,914
2011	13.872054	13.976473	0.75%	2,914
2010	12.438155	13.872054	11.53%	2,914
2009	10.782118	12.438155	15.36%	4,060
2008	16.865337	10.782118	-36.07%	4,238
2007	17.295269	16.865337	-2.49%	5,022
2006	15.114823	17.295269	14.43%	5,338
2005	14.763325	15.114823	2.38%	6,662
2004	13.388693	14.763325	10.27%	7,782

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.205078	19.346705	27.24%	2,668
2012	13.356612	15.205078	13.84%	1,146
2011	13.751509	13.356612	-2.87%	5,721
2010	11.799886	13.751509	16.54%	11,725
2009	9.280914	11.799886	27.14%	7,915
2008	12.551742	9.280914	-26.06%	4,650
2007	13.134493	12.551742	-4.44%	3,882
2006	11.152811	13.134493	17.77%	4,089
2005*	10.000000	11.152811	11.53%	3,329
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.127768	14.712386	12.07%	1,114
2012	12.188370	13.127768	7.71%	1,114
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.587974	31.133452	37.83%	242
2012	19.925196	22.587974	13.36%	242
2011	20.227547	19.925196	-1.49%	242
2010	16.411804	20.227547	23.25%	306
2009	13.401442	16.411804	22.46%	1,117
2008	19.804932	13.401442	-32.33%	1,375
2007	20.355099	19.804932	-2.70%	750
2006	18.162532	20.355099	12.07%	3,493
2005	17.290778	18.162532	5.04%	4,573
2004	14.482926	17.290778	19.39%	4,773
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.251584	20.965619	29.01%	15,545
2012	14.368974	16.251584	13.10%	15,606
2011	14.435165	14.368974	-0.46%	24,359
2010	12.866647	14.435165	12.19%	47,394
2009	10.421639	12.866647	23.46%	52,383
2008	16.975537	10.421639	-38.61%	58,248
2007	16.508747	16.975537	2.83%	62,592
2006	14.628794	16.508747	12.85%	77,910
2005	14.300041	14.628794	2.30%	74,418
2004	13.229679	14.300041	8.09%	42,174

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.772047	19.849522	18.35%	1,132
2012	15.547700	16.772047	7.87%	14,018
2011	14.596711	15.547700	6.52%	15,380
2010	12.953195	14.596711	12.69%	1,895
2009	10.819266	12.953195	19.72%	4,702
2008	15.717602	10.819266	-31.16%	7,384
2007	15.019248	15.717602	4.65%	8,367
2006	13.194185	15.019248	13.83%	13,352
2005	12.936823	13.194185	1.99%	17,734
2004	12.603055	12.936823	2.65%	9,249
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	689
2010	10.200065	13.070098	28.14%	752
2009	8.280264	10.200065	23.19%	765
2008	13.585320	8.280264	-39.05%	718
2007	15.634927	13.585320	-13.11%	2,144
2006	15.418441	15.634927	1.40%	2,249
2005	14.911623	15.418441	3.40%	2,076
2004	13.709405	14.911623	8.77%	2,038
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.847624	15.749482	13.73%	228
2012	12.849719	13.847624	7.77%	1,763
2011	13.882899	12.849719	-7.44%	4,120
2010	12.541829	13.882899	10.69%	4,294
2009	11.304681	12.541829	10.94%	3,815
2008	16.410037	11.304681	-31.11%	4,115
2007	15.281941	16.410037	7.38%	3,958
2006	13.474333	15.281941	13.42%	6,085
2005	13.526220	13.474333	-0.38%	6,260
2004	12.892635	13.526220	4.91%	6,331
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.951170	12.780869	-1.31%	2,209
2012	12.081621	12.951170	7.20%	2,910
2011	12.093088	12.081621	-0.09%	9,303
2010	11.401817	12.093088	6.06%	18,421
2009	9.687723	11.401817	17.69%	21,417
2008	10.698526	9.687723	-9.45%	32,765
2007	10.389604	10.698526	2.97%	43,674
2006	10.206382	10.389604	1.80%	49,621
2005	10.317582	10.206382	-1.08%	57,440
2004	10.195062	10.317582	1.20%	37,699

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.693424	14.073984	10.88%	10,153
2012	11.614386	12.693424	9.29%	10,286
2011	11.907821	11.614386	-2.46%	10,413
2010	10.801733	11.907821	10.24%	15,789
2009	8.896602	10.801733	21.41%	1,195
2008	12.137905	8.896602	-26.70%	3,171
2007	11.430576	12.137905	6.19%	3,171
2006	10.648948	11.430576	7.34%	3,171
2005*	10.000000	10.648948	6.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.836107	14.538820	13.27%	5,831
2012	11.590432	12.836107	10.75%	5,873
2011	11.981254	11.590432	-3.26%	5,918
2010	10.698813	11.981254	11.99%	5,962
2009	8.496988	10.698813	25.91%	6,006
2008	12.909459	8.496988	-34.18%	6,061
2007	11.986381	12.909459	7.70%	6,100
2006	10.954327	11.986381	9.42%	0
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.739850	15.150319	18.92%	3,587
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	900
2010	10.451533	11.864210	13.52%	1,517
2009	8.134146	10.451533	28.49%	1,517
2008	13.431918	8.134146	-39.44%	10,336
2007	12.346527	13.431918	8.79%	10,336
2006	11.161593	12.346527	10.62%	10,336
2005*	10.000000	11.161593	11.62%	10,336
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.588906	18.956324	21.60%	780
2012	15.196504	15.588906	2.58%	998
2011	16.364877	15.196504	-7.14%	744
2010	14.021066	16.364877	16.72%	2,619
2009	9.699975	14.021066	44.55%	2,808
2008	21.720703	9.699975	-55.34%	3,522
2007	15.227511	21.720703	42.64%	8,318
2006	13.330408	15.227511	14.23%	6,295
2005*	10.000000	13.330408	33.30%	8,128

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.237313	20.330445	25.21%	23,386
2012	14.162482	16.237313	14.65%	25,406
2011	14.364228	14.162482	-1.40%	41,485
2010	12.761021	14.364228	12.56%	82,774
2009	10.030605	12.761021	27.22%	93,426
2008	17.907811	10.030605	-43.99%	104,379
2007	18.054937	17.907811	-0.81%	128,336
2006	15.368821	18.054937	17.48%	153,506
2005	14.861653	15.368821	3.41%	173,228
2004	13.640353	14.861653	8.95%	109,701
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.043496	21.372184	33.21%	5,633
2012	14.317850	16.043496	12.05%	10,202
2011	14.621627	14.317850	-2.08%	19,371
2010	12.051597	14.621627	21.33%	31,526
2009	9.614980	12.051597	25.34%	48,644
2008	18.630533	9.614980	-48.39%	65,537
2007	15.018540	18.630533	24.05%	86,034
2006	14.386490	15.018540	4.39%	208,951
2005	13.920691	14.386490	3.35%	233,705
2004	13.781718	13.920691	1.01%	199,338
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.268945	12.728167	-4.08%	19,646
2012	12.828449	13.268945	3.43%	18,401
2011	12.235391	12.828449	4.85%	33,692
2010	11.614755	12.235391	5.34%	43,916
2009	10.269217	11.614755	13.10%	55,240
2008	10.860076	10.269217	-5.44%	58,229
2007	10.653482	10.860076	1.94%	74,202
2006	10.443820	10.653482	2.01%	61,526
2005	10.463537	10.443820	-0.19%	54,333
2004	10.252933	10.463537	2.05%	42,032
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.026513	33.306743	33.09%	19,563
2012	22.303535	25.026513	12.21%	29,691
2011	25.541510	22.303535	-12.68%	52,820
2010	20.280943	25.541510	25.94%	87,570
2009	14.815738	20.280943	36.89%	97,577
2008	25.046511	14.815738	-40.85%	116,795
2007	22.172632	25.046511	12.96%	150,685
2006	20.137717	22.172632	10.10%	318,260
2005	17.419498	20.137717	15.60%	324,979
2004	14.266319	17.419498	22.10%	247,644

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	510
2011	18.857340	15.268283	-19.03%	510
2010	17.062622	18.857340	10.52%	510
2009	13.801097	17.062622	23.63%	533
2008	25.143740	13.801097	-45.11%	533
2007	21.932626	25.143740	14.64%	703
2006	19.011494	21.932626	15.37%	703
2005	16.339193	19.011494	16.36%	1,152
2004	14.721125	16.339193	10.99%	1,313
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.100155	15.426072	27.49%	1,368
2012	10.256482	12.100155	17.98%	2,358
2011	12.675044	10.256482	-19.08%	684
2010	11.469080	12.675044	10.51%	619
2009	9.278251	11.469080	23.61%	978
2008	16.899403	9.278251	-45.10%	893
2007	14.740282	16.899403	14.65%	1,581
2006	12.772696	14.740282	15.40%	741
2005	10.981123	12.772696	16.32%	2,866
2004*	10.000000	10.981123	9.81%	1,096
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.908811	27.937400	27.52%	2,150
2012	17.603902	21.908811	24.45%	3,288
2011	19.757329	17.603902	-10.90%	7,144
2010	15.965456	19.757329	23.75%	15,632
2009	10.371849	15.965456	53.93%	16,783
2008	21.738230	10.371849	-52.29%	19,403
2007	21.050300	21.738230	3.27%	20,972
2006	18.524206	21.050300	13.64%	24,074
2005	18.462717	18.524206	0.33%	28,363
2004	16.557596	18.462717	11.51%	38,723
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.564571	14.022809	11.61%	8,093
2012	11.387360	12.564571	10.34%	5,116
2011	11.354435	11.387360	0.29%	20,489
2010	10.288120	11.354435	10.36%	6,367
2009	7.746080	10.288120	32.82%	6,588
2008	11.242463	7.746080	-31.10%	7,903
2007	11.063397	11.242463	1.62%	10,666
2006*	10.000000	11.063397	10.63%	2,367
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.440515	22.154981	27.03%	24,331
2012	15.903977	17.440515	9.66%	29,689
2011	15.317214	15.903977	3.83%	54,817
2010	12.961698	15.317214	18.17%	89,114
2009	11.277073	12.961698	14.94%	107,196
2008	15.793448	11.277073	-28.60%	124,793
2007	16.571233	15.793448	-4.69%	157,482
2006	14.443825	16.571233	14.73%	301,168
2005	14.256750	14.443825	1.31%	321,207
2004	13.112843	14.256750	8.72%	247,179
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.106579	30.835021	33.45%	2,179
2012	19.927081	23.106579	15.96%	2,216
2011	21.138214	19.927081	-5.73%	3,702
2010	16.830295	21.138214	25.60%	5,247
2009	13.303765	16.830295	26.51%	8,131
2008	20.277923	13.303765	-34.39%	4,584
2007	21.209528	20.277923	-4.39%	6,408
2006	18.509091	21.209528	14.59%	6,167
2005	17.372271	18.509091	6.54%	8,764
2004	14.332287	17.372271	21.21%	8,685
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.477749	23.461147	20.45%	107
2012	16.819616	19.477749	15.80%	1,209
2011	19.214566	16.819616	-12.46%	1,209
2010	18.095180	19.214566	6.19%	1,209
2009	13.480387	18.095180	34.23%	1,258
2008	23.083871	13.480387	-41.60%	3,803
2007	20.414100	23.083871	13.08%	3,803
2006	17.160035	20.414100	18.96%	4,622
2005	15.901138	17.160035	7.92%	4,658
2004	13.696109	15.901138	16.10%	4,740
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.858143	-1.42%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.967774	11.999915	20.39%	2,594
2012	8.924311	9.967774	11.69%	2,933
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.144009	16.984351	29.22%	3,137
2012	10.943563	13.144009	20.11%	3,704
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.596074	13.140017	36.93%	729
2012*	10.000000	9.596074	-4.04%	1,337
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.690174	12.965892	33.80%	6,563
2012*	10.000000	9.690174	-3.10%	3,508
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.328635	16.336613	22.57%	1,747
2012	11.418568	13.328635	16.73%	4,398
2011	12.562358	11.418568	-9.10%	3,905
2010	11.801289	12.562358	6.45%	7,181
2009*	10.000000	11.801289	18.01%	5,628
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.016988	12.749157	27.28%	4,058
2012*	10.000000	10.016988	0.17%	4,800

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.707353	20.779140	17.35%	8,394
2012	15.946042	17.707353	11.05%	22,709
2011	16.061414	15.946042	-0.72%	22,709
2010	15.165981	16.061414	5.90%	18,618
2009	12.329177	15.165981	23.01%	20,417
2008	14.995676	12.329177	-17.78%	20,854
2007	13.883000	14.995676	8.01%	20,272
2006	12.835888	13.883000	8.16%	20,272
2005	12.171323	12.835888	5.46%	9,539
2004	11.474432	12.171323	6.07%	9,539
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.338543	26.074827	28.20%	4,422
2012	16.765168	20.338543	21.31%	2,506
2011	18.392106	16.765168	-8.85%	3,153
2010	17.634224	18.392106	4.30%	10,896
2009	12.329659	17.634224	43.02%	10,916
2008	22.604261	12.329659	-45.45%	12,722
2007	16.891524	22.604261	33.82%	12,796
2006	15.803415	16.891524	6.89%	5,656
2005	14.333356	15.803415	10.26%	10,886
2004	12.404395	14.333356	15.55%	6,794
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.908916	13.140911	32.62%	323
2012*	10.000000	9.908916	-0.91%	690
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	0
2005	16.658394	21.530106	29.24%	0
2004	14.329271	16.658394	16.25%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.242599	20.691324	27.39%	2,916
2012	14.212263	16.242599	14.29%	2,672
2011	14.455594	14.212263	-1.68%	4,645
2010	13.158892	14.455594	9.85%	14,830
2009	9.658288	13.158892	36.24%	17,433
2008	15.647124	9.658288	-38.27%	29,265
2007	14.389907	15.647124	8.74%	36,302
2006	13.690268	14.389907	5.11%	38,606
2005	13.409185	13.690268	2.10%	52,003
2004	12.561188	13.409185	6.75%	26,561

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.176152	14.076204	38.33%	3,717
2012*	10.000000	10.176152	1.76%	4,766
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.134765	24.086185	32.82%	8,201
2012	15.977548	18.134765	13.50%	5,250
2011	16.387708	15.977548	-2.50%	16,959
2010	15.043167	16.387708	8.94%	20,923
2009	12.542134	15.043167	19.94%	28,390
2008	19.038918	12.542134	-34.12%	17,534
2007	18.067550	19.038918	5.38%	18,299
2006	15.305948	18.067550	18.04%	19,026
2005	14.676237	15.305948	4.29%	14,872
2004	13.048782	14.676237	12.47%	7,706
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.684796	14.608273	25.02%	4,212
2012	10.290473	11.684796	13.55%	4,924
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.067860	12.761794	26.76%	0
2012	9.034111	10.067860	11.44%	0
2011*	10.000000	9.034111	-9.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.138435	19.524697	28.97%	10,694
2012	13.505087	15.138435	12.09%	22,171
2011	13.720413	13.505087	-1.57%	32,751
2010	12.379296	13.720413	10.83%	57,455
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.065785	13.362852	20.76%	12,617
2012	9.763427	11.065785	13.34%	14,659
2011	9.875579	9.763427	-1.14%	14,289
2010	9.000512	9.875579	9.72%	14,922
2009	7.445547	9.000512	20.88%	15,753
2008	10.824700	7.445547	-31.22%	22,089
2007	10.412999	10.824700	3.95%	15,814
2006*	10.000000	10.412999	4.13%	8,801

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	917
2008	10.484532	9.255754	-11.72%	2,615
2007	10.395160	10.484532	0.86%	4,631
2006*	10.000000	10.395160	3.95%	3,767
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	752
2009	7.199342	9.985564	38.70%	752
2008	11.978384	7.199342	-39.90%	1,037
2007	10.694225	11.978384	12.01%	752
2006*	10.000000	10.694225	6.94%	5,109
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.342945	13.130864	26.95%	2,822
2012	8.994660	10.342945	14.99%	4,534
2011	9.634207	8.994660	-6.64%	4,464
2010	8.321680	9.634207	15.77%	6,585
2009	6.121705	8.321680	35.94%	6,108
2008	11.203628	6.121705	-45.36%	23,484
2007	10.223017	11.203628	9.59%	20,682
2006*	10.000000	10.223017	2.23%	351
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	1,235
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.925524	18.799828	4.88%	125
2012	15.975999	17.925524	12.20%	125
2011	15.709798	15.975999	1.69%	125
2010	14.173966	15.709798	10.84%	989
2009	9.911311	14.173966	43.01%	1,021
2008	14.051996	9.911311	-29.47%	1,078
2007	13.911607	14.051996	1.01%	1,887
2006	12.840388	13.911607	8.34%	5,639
2005	12.803603	12.840388	0.29%	5,802
2004	11.872754	12.803603	7.84%	8,388

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.509610	21.879839	32.53%	4,496
2012	14.264017	16.509610	15.74%	4,935
2011	14.942924	14.264017	-4.54%	6,390
2010	13.214377	14.942924	13.08%	13,611
2009	10.517723	13.214377	25.64%	14,369
2008	17.104463	10.517723	-38.51%	23,944
2007	17.931895	17.104463	-4.61%	36,123
2006	15.841252	17.931895	13.20%	33,820
2005	15.557110	15.841252	1.83%	33,668
2004	13.564975	15.557110	14.69%	18,169
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.799276	13.298953	35.71%	5,495
2012	8.982352	9.799276	9.09%	5,267
2011	9.479541	8.982352	-5.24%	5,279
2010	7.832337	9.479541	21.03%	5,646
2009	6.091458	7.832337	28.58%	19,578
2008*	10.000000	6.091458	-39.09%	30,460
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	1,957
2008*	10.000000	6.324797	-36.75%	911
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.512648	11.806460	12.31%	4,055
2012	9.664236	10.512648	8.78%	7,358
2011	10.000579	9.664236	-3.36%	3,436
2010	9.247492	10.000579	8.14%	9,049
2009	7.879262	9.247492	17.36%	5,612
2008*	10.000000	7.879262	-21.21%	5,612
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.092575	11.986035	18.76%	28,044
2012	9.067261	10.092575	11.31%	29,203
2011	9.587191	9.067261	-5.42%	25,097
2010	8.708785	9.587191	10.09%	20,312
2009	7.160724	8.708785	21.62%	9,507
2008*	10.000000	7.160724	-28.39%	6,995

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.930192	11.234242	2.78%	108,241
2012	10.381053	10.930192	5.29%	3,816
2011	10.450358	10.381053	-0.66%	12,894
2010	9.989661	10.450358	4.61%	3,172
2009	9.023775	9.989661	10.70%	8,218
2008*	10.000000	9.023775	-9.76%	7,477
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.313226	11.900459	15.39%	130,187
2012	9.370438	10.313226	10.06%	42,508
2011	9.794617	9.370438	-4.33%	143,676
2010	8.978578	9.794617	9.09%	168,459
2009	7.516739	8.978578	19.45%	53,669
2008*	10.000000	7.516739	-24.83%	5,847
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.805814	11.936604	21.73%	39,456
2012	8.737123	9.805814	12.23%	47,479
2011	9.356738	8.737123	-6.62%	61,942
2010	8.430273	9.356738	10.99%	57,630
2009	6.799494	8.430273	23.98%	54,515
2008*	10.000000	6.799494	-32.01%	23,286
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.703232	11.662076	8.96%	6,464
2012	9.930383	10.703232	7.78%	14,024
2011	10.165246	9.930383	-2.31%	14,103
2010	9.518084	10.165246	6.80%	19,709
2009	8.257336	9.518084	15.27%	13,264
2008*	10.000000	8.257336	-17.43%	12,246
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.928175	11.434934	-4.14%	6,238
2012	11.330575	11.928175	5.27%	6,001
2011	10.887822	11.330575	4.07%	6,111
2010	10.410060	10.887822	4.59%	5,897
2009	9.787083	10.410060	6.37%	15,085
2008*	10.000000	9.787083	-2.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	147
2010	11.168792	11.827538	5.90%	147
2009	9.792877	11.168792	14.05%	361
2008*	10.000000	9.792877	-2.07%	708
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.323080	30.812509	-1.63%	122
2012	27.335678	31.323080	14.59%	127
2011	36.054329	27.335678	-24.18%	137
2010	31.755102	36.054329	13.54%	137
2009	19.878478	31.755102	59.75%	137
2008	48.242573	19.878478	-58.79%	1,906
2007	33.925580	48.242573	42.20%	2,239
2006	25.406901	33.925580	33.53%	2,239
2005	19.599967	25.406901	29.63%	3,333
2004	16.614545	19.599967	17.97%	6,131
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.576205	11.818782	-6.02%	15,493
2012	12.459214	12.576205	0.94%	15,003
2011	11.858848	12.459214	5.06%	20,127
2010	11.554510	11.858848	2.63%	27,350
2009	11.487475	11.554510	0.58%	39,761
2008	10.887396	11.487475	5.51%	60,721
2007	10.373859	10.887396	4.95%	104,496
2006	10.247946	10.373859	1.23%	83,491
2005	10.131190	10.247946	1.15%	105,527
2004	10.016466	10.131190	1.15%	70,708
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.585493	8.734954	15.15%	1,311
2012	6.721206	7.585493	12.86%	1,322
2011	7.624047	6.721206	-11.84%	1,314
2010	6.887836	7.624047	10.69%	1,280
2009	5.432161	6.887836	26.80%	1,248
2008*	10.000000	5.432161	-45.68%	1,471
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.730313	22.099056	24.64%	238,654
2012	15.618402	17.730313	13.52%	337,198
2011	16.597157	15.618402	-5.90%	527,847
2010	14.781833	16.597157	12.28%	904,935
2009	11.863639	14.781833	24.60%	996,096
2008	19.178354	11.863639	-38.14%	1,100,266
2007	18.480800	19.178354	3.77%	1,177,389
2006	16.143361	18.480800	14.48%	1,253,758
2005	15.269138	16.143361	5.73%	1,273,839
2004	13.671080	15.269138	11.69%	838,741
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	1,446
2010	11.480434	12.348836	7.56%	4,001
2009*	10.000000	11.480434	14.80%	1,446
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.616255	12.954716	2.68%	77,247
2012	12.247086	12.616255	3.01%	79,132
2011	12.146789	12.247086	0.83%	80,548
2010	11.710874	12.146789	3.72%	107,445
2009	10.960275	11.710874	6.85%	47,711
2008	11.906822	10.960275	-7.95%	47,337
2007	11.536569	11.906822	3.21%	84,484
2006	11.093530	11.536569	3.99%	80,846
2005	10.962542	11.093530	1.19%	99,147
2004	10.694430	10.962542	2.51%	96,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.694439	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.415135	17.609812	14.24%	369,160
2012	14.202895	15.415135	8.54%	413,714
2011	14.505369	14.202895	-2.09%	842,801
2010	13.351629	14.505369	8.64%	1,134,402
2009	11.441639	13.351629	16.69%	1,270,840
2008	15.209225	11.441639	-24.77%	1,441,754
2007	14.697465	15.209225	3.48%	1,598,018
2006	13.474435	14.697465	9.08%	1,774,048
2005	13.057801	13.474435	3.19%	1,910,110
2004	12.170466	13.057801	7.29%	1,347,937
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.884961	20.239948	19.87%	264,172
2012	15.153935	16.884961	11.42%	369,913
2011	15.806595	15.153935	-4.13%	875,060
2010	14.301683	15.806595	10.52%	1,306,252
2009	11.737844	14.301683	21.84%	1,441,695
2008	17.466945	11.737844	-32.80%	1,600,679
2007	16.801179	17.466945	3.96%	1,707,184
2006	14.974431	16.801179	12.20%	1,792,646
2005	14.277204	14.974431	4.88%	1,911,997
2004	13.003440	14.277204	9.80%	1,072,342
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.169038	15.335156	8.23%	25,795
2012	13.389767	14.169038	5.82%	41,461
2011	13.393125	13.389767	-0.03%	77,362
2010	12.600211	13.393125	6.29%	112,647
2009	11.228823	12.600211	12.21%	146,991
2008	13.494008	11.228823	-16.79%	210,364
2007	13.015336	13.494008	3.68%	226,815
2006	12.254779	13.015336	6.21%	248,425
2005	11.973403	12.254779	2.35%	316,806
2004	11.407324	11.973403	4.96%	259,768
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.142011	20.213544	33.49%	48,183
2012	13.054694	15.142011	15.99%	63,681
2011	13.668384	13.054694	-4.49%	119,730
2010	12.859078	13.668384	6.29%	210,089
2009*	10.000000	12.859078	28.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.779330	29.686482	30.32%	7,300
2012	19.797870	22.779330	15.06%	16,226
2011	20.739090	19.797870	-4.54%	18,746
2010	16.776873	20.739090	23.62%	24,289
2009	12.524529	16.776873	33.95%	23,158
2008	20.125702	12.524529	-37.77%	25,669
2007	19.104962	20.125702	5.34%	30,377
2006	17.748516	19.104962	7.64%	37,795
2005	16.163229	17.748516	9.81%	49,293
2004	14.258318	16.163229	13.36%	18,124
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.478132	9.283829	-2.05%	76,884
2012	9.677044	9.478132	-2.06%	85,655
2011	9.879005	9.677044	-2.04%	103,505
2010	10.085748	9.879005	-2.05%	92,200
2009	10.292513	10.085748	-2.01%	223,715
2008	10.296468	10.292513	-0.04%	274,530
2007	10.032335	10.296468	2.63%	254,636
2006	9.797849	10.032335	2.39%	115,645
2005	9.742408	9.797849	0.57%	182,900
2004	9.866252	9.742408	-1.26%	97,221
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.517954	14.060417	-3.15%	8,391
2012	13.204942	14.517954	9.94%	9,168
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	0
2009	9.678036	11.790877	21.83%	0
2008	11.946313	9.678036	-18.99%	4,349
2007	11.658490	11.946313	2.47%	228
2006	11.352549	11.658490	2.69%	953
2005	11.342216	11.352549	0.09%	16,910
2004	10.869371	11.342216	4.35%	20,279
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.991347	10.663383	18.60%	5,736
2013	8.991347	10.663383	18.60%	5,736
2012	7.946615	8.991347	13.15%	6,499
2011	8.976518	7.946615	-11.47%	6,454
2010	8.052542	8.976518	11.47%	7,036
2009	6.040119	8.052542	33.32%	18,222
2008*	10.000000	6.040119	-39.60%	22,915

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.779354	16.338060	18.57%	1,422
2012	12.019327	13.779354	14.64%	1,422
2011	14.680153	12.019327	-18.13%	1,422
2010	14.152890	14.680153	3.73%	1,422
2009	11.156906	14.152890	26.85%	1,422
2008	21.283193	11.156906	-47.58%	1,422
2007	21.158085	21.283193	0.59%	1,422
2006	17.646394	21.158085	19.90%	1,422
2005	16.115262	17.646394	9.50%	1,422
2004	13.710396	16.115262	17.54%	1,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.683662	12.749489	31.66%	9,083
2012	8.512790	9.683662	13.75%	27,562
2011	8.980902	8.512790	-5.21%	32,061
2010	7.948024	8.980902	13.00%	44,415
2009	6.273070	7.948024	26.70%	21,173
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.142537	12.091986	32.26%	6,101
2012	7.937921	9.142537	15.18%	15,556
2011	8.629506	7.937921	-8.01%	23,423
2010	7.814020	8.629506	10.44%	53,936
2009	6.261242	7.814020	24.80%	69,095
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.991851	13.565524	35.77%	5,989
2012	8.898342	9.991851	12.29%	15,892
2011	9.507383	8.898342	-6.41%	20,776
2010	7.674790	9.507383	23.88%	18,527
2009	6.183862	7.674790	24.11%	31,921
2008*	10.000000	6.183862	-38.16%	9,497
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.882378	14.462419	32.90%	10,323
2012	9.549696	10.882378	13.96%	10,246
2011	9.980860	9.549696	-4.32%	11,278
2010	8.517404	9.980860	17.18%	12,411
2009	6.664890	8.517404	27.80%	16,954
2008*	10.000000	6.664890	-33.35%	16,807

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.900378	21.009754	41.00%	69
2012	13.451732	14.900378	10.77%	1,097
2011	13.852001	13.451732	-2.89%	1,547
2010	11.303862	13.852001	22.54%	1,630
2009	9.073640	11.303862	24.58%	1,711
2008	17.327684	9.073640	-47.64%	1,500
2007	16.157321	17.327684	7.24%	3,105
2006	16.016489	16.157321	0.88%	4,929
2005	15.176647	16.016489	5.53%	5,660
2004	13.691297	15.176647	10.85%	5,756
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	265
2009	13.276762	16.367565	23.28%	265
2008	20.022505	13.276762	-33.69%	0
2007	22.037087	20.022505	-9.14%	2,117
2006	19.212316	22.037087	14.70%	2,217
2005	19.082471	19.212316	0.68%	3,755
2004	16.651575	19.082471	14.60%	11,769
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	0
2009	12.289743	16.182369	31.67%	1,148
2008	20.354304	12.289743	-39.62%	3,415
2007	20.396289	20.354304	-0.21%	10,209
2006	18.632321	20.396289	9.47%	12,813
2005	16.982135	18.632321	9.72%	12,499
2004	14.595763	16.982135	16.35%	11,699
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.766366	18.917203	28.11%	4,355
2012	13.242415	14.766366	11.51%	4,489
2011	13.468070	13.242415	-1.68%	5,808
2010	12.143921	13.468070	10.90%	6,082
2009	9.874518	12.143921	22.98%	15,959
2008	17.266434	9.874518	-42.81%	23,795
2007	16.339996	17.266434	5.67%	23,121
2006	14.709754	16.339996	11.08%	13,878
2005	14.029076	14.709754	4.85%	14,203
2004	13.076000	14.029076	7.29%	7,592

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.629742	10.692960	0.59%	3,266
2012	9.389638	10.629742	13.21%	3,367
2011	9.031330	9.389638	3.97%	4,267
2010	7.102175	9.031330	27.16%	5,524
2009	5.555654	7.102175	27.84%	13,247
2008*	10.000000	5.555654	-44.44%	1,588
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.385034	10.182854	-1.95%	2,916
2012	10.242058	10.385034	1.40%	2,916
2011	10.321841	10.242058	-0.77%	721
2010	10.288878	10.321841	0.32%	1,571
2009	9.806953	10.288878	4.91%	19,081
2008*	10.000000	9.806953	-1.93%	97,885
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.452307	15.824380	17.63%	4,899
2012	11.487094	13.452307	17.11%	4,905
2011	13.391270	11.487094	-14.22%	3,442
2010	12.855533	13.391270	4.17%	3,816
2009*	10.000000	12.855533	28.56%	11,885
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.051396	9.906069	-1.45%	12,544
2012	9.810513	10.051396	2.46%	10,012
2011	9.986428	9.810513	-1.76%	10,381
2010	9.683630	9.986428	3.13%	23,980
2009	8.723651	9.683630	11.00%	83,950
2008	10.287811	8.723651	-15.20%	584,874
2007	10.025895	10.287811	2.61%	587,916
2006	9.822401	10.025895	2.07%	62,079
2005	9.884739	9.822401	-0.63%	56,687
2004	10.013601	9.884739	-1.29%	65,784

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	13.048146	18.638922	42.85%	0
2012	12.241974	13.048146	6.59%	0
2011	12.631632	12.241974	-3.08%	476
2010	10.781398	12.631632	17.16%	476
2009	8.966769	10.781398	20.24%	229
2008	15.125283	8.966769	-40.72%	59
2007	15.364529	15.125283	-1.56%	417
2006	14.902574	15.364529	3.10%	2,592
2005	14.785157	14.902574	0.79%	129
2004	13.492076	14.785157	9.58%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.777974	21.266187	34.78%	1,415
2012	14.515258	15.777974	8.70%	7,797
2011	15.289429	14.515258	-5.06%	9,312
2010	12.705323	15.289429	20.34%	18,109
2009	9.869584	12.705323	28.73%	18,251
2008	16.639823	9.869584	-40.69%	20,983
2007	15.787973	16.639823	5.40%	42,833
2006	14.175083	15.787973	11.38%	31,036
2005	13.542257	14.175083	4.67%	19,371
2004	12.204855	13.542257	10.96%	10,431
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.465264	27.944310	24.39%	585
2012	18.963486	22.465264	18.47%	585
2011	21.164432	18.963486	-10.40%	1,314
2010	18.674532	21.164432	13.33%	729
2009	13.681218	18.674532	36.50%	729
2008	23.409317	13.681218	-41.56%	729
2007	22.531760	23.409317	3.89%	2,594
2006	19.598892	22.531760	14.96%	3,019
2005	17.541465	19.598892	11.73%	3,155
2004	15.064518	17.541465	16.44%	3,267
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.800170	20.342014	28.75%	11,598
2012	13.833864	15.800170	14.21%	20,204
2011	14.167352	13.833864	-2.35%	18,849
2010	12.487411	14.167352	13.45%	25,851
2009	9.960457	12.487411	25.37%	38,581
2008	16.569401	9.960457	-39.89%	45,850
2007	16.243720	16.569401	2.00%	50,536
2006	14.450104	16.243720	12.41%	46,549
2005	13.950757	14.450104	3.58%	40,393
2004	13.049268	13.950757	6.91%	33,099

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.133651	30.487417	37.74%	181
2012	19.204473	22.133651	15.25%	182
2011	20.084220	19.204473	-4.38%	182
2010	16.662466	20.084220	20.54%	182
2009	12.427622	16.662466	34.08%	99
2008	20.466250	12.427622	-39.28%	4,508
2007	21.192011	20.466250	-3.42%	3,807
2006	18.868546	21.192011	12.31%	1,341
2005	17.556599	18.868546	7.47%	1,456
2004	15.039396	17.556599	16.74%	1,307
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.570625	10.365238	-1.94%	1,406
2012*	10.000000	10.570625	5.71%	1,406
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.682788	11.606988	-8.48%	548
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	5,105
2010	10.815580	11.586746	7.13%	5,105
2009*	10.000000	10.815580	8.16%	5,105
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.503255	11.241278	-2.28%	15,395
2012	11.106030	11.503255	3.58%	14,898
2011	11.224697	11.106030	-1.06%	5,567
2010	10.894646	11.224697	3.03%	2,422
2009*	10.000000	10.894646	8.95%	5,645
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.675195	10.225582	-4.21%	15,832
2012	9.953562	10.675195	7.25%	14,700
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.391797	17.797368	32.90%	1,585
2012	11.476435	13.391797	16.69%	1,700
2011	12.286433	11.476435	-6.59%	4,452
2010	10.966630	12.286433	12.03%	13,855
2009	8.624901	10.966630	27.15%	14,847
2008	14.364366	8.624901	-39.96%	15,047
2007	15.609361	14.364366	-7.98%	16,251
2006	13.747700	15.609361	13.54%	17,651
2005	13.337274	13.747700	3.08%	22,493
2004	12.254650	13.337274	8.83%	14,909

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0
2005	14.366828	15.789756	9.90%	0
2004	12.623059	14.366828	13.81%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	14.018979	19.736079	40.78%	1
2012	12.530240	14.018979	11.88%	9
2011	15.571425	12.530240	-19.53%	2,419
2010	13.160003	15.571425	18.32%	7,324
2009	8.197435	13.160003	60.54%	4,627
2008	13.291398	8.197435	-38.33%	10,772
2007	12.861125	13.291398	3.35%	11,372
2006	12.452706	12.861125	3.28%	12,366
2005	12.027836	12.452706	3.53%	23,097
2004	11.691158	12.027836	2.88%	15,554
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.555434	21.459021	47.43%	212
2012	11.344069	14.555434	28.31%	519
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.872305	11.561443	-2.62%	58
2012	11.100878	11.872305	6.95%	84
2011	10.751599	11.100878	3.25%	2,358
2010	10.272077	10.751599	4.67%	6,805
2009	9.587654	10.272077	7.14%	7,204
2008	10.931263	9.587654	-12.29%	24,673
2007	10.607728	10.931263	3.05%	29,157
2006	10.456755	10.607728	1.44%	14,164
2005	10.270946	10.456755	1.81%	9,549
2004	10.075530	10.270946	1.94%	7,355

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	23.117388	20.660629	-10.63%	192
2012	20.022995	23.117388	15.45%	1,408
2011	19.124358	20.022995	4.70%	1,423
2010	17.791320	19.124358	7.49%	1,423
2009	13.959791	17.791320	27.45%	1,477
2008	16.763181	13.959791	-16.72%	1,477
2007	16.087202	16.763181	4.20%	1,477
2006	14.821686	16.087202	8.54%	1,477
2005	13.493469	14.821686	9.84%	3,587
2004	12.514501	13.493469	7.82%	3,588
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	617
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	16.054899	21.155170	31.77%	232
2012	13.987923	16.054899	14.78%	1,436
2011	13.469671	13.987923	3.85%	3,086
2010	12.197285	13.469671	10.43%	4,315
2009	10.352356	12.197285	17.82%	5,200
2008	17.831215	10.352356	-41.94%	5,754
2007	17.371482	17.831215	2.65%	6,301
2006	15.167034	17.371482	14.53%	6,959
2005	14.810710	15.167034	2.41%	9,597
2004	13.601946	14.810710	8.89%	9,044
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.458355	30.261854	34.75%	2,973
2012	19.364694	22.458355	15.98%	2,221
2011	21.645669	19.364694	-10.54%	3,476
2010	17.465534	21.645669	23.93%	4,212
2009	12.505596	17.465534	39.66%	2,537
2008	19.881577	12.505596	-37.10%	6,975
2007	20.004835	19.881577	-0.62%	2,122
2006	17.891791	20.004835	11.81%	2,098
2005	17.137935	17.891791	4.40%	2,058
2004	14.701271	17.137935	16.57%	2,037
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.969137	12.516108	-10.40%	50,105
2012	13.288066	13.969137	5.13%	82,719
2011	12.145743	13.288066	9.41%	109,073
2010	11.802059	12.145743	2.91%	152,016
2009	10.937930	11.802059	7.90%	188,166
2008	11.352913	10.937930	-3.66%	224,931
2007	10.592145	11.352913	7.18%	183,437
2006	10.649676	10.592145	-0.54%	113,156
2005	10.710117	10.649676	-0.56%	110,535
2004	10.339077	10.710117	3.59%	68,255
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	3,985
2010	12.394558	13.816394	11.47%	24,930
2009	10.749808	12.394558	15.30%	25,453
2008	16.823427	10.749808	-36.10%	27,298
2007	17.261152	16.823427	-2.54%	29,140
2006	15.092690	17.261152	14.37%	30,984
2005	14.749211	15.092690	2.33%	32,539
2004	13.382710	14.749211	10.21%	34,647

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.145649	19.261251	27.17%	13,675
2012	13.311218	15.145649	13.78%	17,772
2011	13.711769	13.311218	-2.92%	25,721
2010	11.771784	13.711769	16.48%	67,968
2009	9.263543	11.771784	27.08%	25,724
2008	12.534662	9.263543	-26.10%	79,028
2007	13.123367	12.534662	-4.49%	56,437
2006	11.149040	13.123367	17.71%	10,940
2005*	10.000000	11.149040	11.49%	4,239
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.103201	14.677369	12.01%	46,101
2012	12.171792	13.103201	7.65%	26,915
2011	12.901996	12.171792	-5.66%	61,312
2010	12.006618	12.901996	7.46%	36,445
2009*	10.000000	12.006618	20.07%	3,946
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.474371	30.961078	37.76%	7,966
2012	19.835131	22.474371	13.31%	7,914
2011	20.146375	19.835131	-1.54%	6,609
2010	16.354284	20.146375	23.19%	8,463
2009	13.361291	16.354284	22.40%	10,055
2008	19.755702	13.361291	-32.37%	12,884
2007	20.314945	19.755702	-2.75%	6,479
2006	18.135933	20.314945	12.01%	6,856
2005	17.274245	18.135933	4.99%	8,108
2004	14.476466	17.274245	19.33%	4,988
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.169811	20.849501	28.94%	30,507
2012	14.303996	16.169811	13.04%	37,792
2011	14.377214	14.303996	-0.51%	34,724
2010	12.821532	14.377214	12.13%	41,867
2009	10.390411	12.821532	23.40%	43,209
2008	16.933338	10.390411	-38.64%	42,055
2007	16.476163	16.933338	2.77%	38,865
2006	14.607347	16.476163	12.79%	57,505
2005	14.286350	14.607347	2.25%	29,025
2004	13.223766	14.286350	8.04%	9,709

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.687695	19.739607	18.29%	27,389
2012	15.477413	16.687695	7.82%	31,050
2011	14.538119	15.477413	6.46%	12,178
2010	12.907789	14.538119	12.63%	10,907
2009	10.786840	12.907789	19.66%	10,670
2008	15.678515	10.786840	-31.20%	13,075
2007	14.989587	15.678515	4.60%	14,079
2006	13.174846	14.989587	13.77%	12,495
2005	12.924440	13.174846	1.94%	12,700
2004	12.597418	12.924440	2.60%	7,240
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.892566	18.708238	45.11%	612
2012	10.952939	12.892566	17.71%	612
2011	13.017637	10.952939	-15.86%	3,495
2010	10.164292	13.017637	28.07%	6,656
2009	8.255436	10.164292	23.12%	412
2008	13.551525	8.255436	-39.08%	479
2007	15.604053	13.551525	-13.15%	341
2006	15.395830	15.604053	1.35%	546
2005	14.897335	15.395830	3.35%	689
2004	13.703275	14.897335	8.71%	2,112
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	296
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	1,097
2007	15.251778	16.369247	7.33%	2,128
2006	13.454576	15.251778	13.36%	1,722
2005	13.513275	13.454576	-0.43%	1,745
2004	12.886877	13.513275	4.86%	1,085
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.886085	12.710153	-1.37%	15,813
2012	12.027057	12.886085	7.14%	20,534
2011	12.044597	12.027057	-0.15%	19,972
2010	11.361897	12.044597	6.01%	25,082
2009	9.658725	11.361897	17.63%	53,669
2008	10.671951	9.658725	-9.49%	41,036
2007	10.369103	10.671951	2.92%	40,298
2006	10.191431	10.369103	1.74%	23,922
2005	10.307707	10.191431	-1.13%	22,024
2004	10.190502	10.307707	1.15%	24,856

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.643856	14.011870	10.82%	145,227
2012	11.574966	12.643856	9.23%	154,621
2011	11.873459	11.574966	-2.51%	162,604
2010	10.776056	11.873459	10.18%	165,255
2009	8.879971	10.776056	21.35%	176,192
2008	12.121398	8.879971	-26.74%	164,331
2007	11.420894	12.121398	6.13%	30,598
2006	10.645340	11.420894	7.29%	7,285
2005*	10.000000	10.645340	6.45%	6,441
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.785948	14.474615	13.21%	35,263
2012	11.551050	12.785948	10.69%	61,103
2011	11.946635	11.551050	-3.31%	55,088
2010	10.673348	11.946635	11.93%	57,156
2009	8.481095	10.673348	25.85%	25,026
2008	12.891909	8.481095	-34.21%	14,451
2007	11.976237	12.891909	7.65%	2,034
2006	10.950625	11.976237	9.37%	872
2005*	10.000000	10.950625	9.51%	10
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.690069	15.083411	18.86%	13,429
2012	11.254305	12.690069	12.76%	15,446
2011	11.829935	11.254305	-4.87%	2,576
2010	10.426657	11.829935	13.46%	2,896
2009	8.118923	10.426657	28.42%	3,697
2008	13.413650	8.118923	-39.47%	2,879
2007	12.336072	13.413650	8.74%	304
2006	11.157822	12.336072	10.56%	347
2005*	10.000000	11.157822	11.58%	396
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.527989	18.872608	21.54%	69,907
2012	15.144867	15.527989	2.53%	197,562
2011	16.317591	15.144867	-7.19%	344,839
2010	13.987693	16.317591	16.66%	368,053
2009	9.681824	13.987693	44.47%	381,949
2008	21.691185	9.681824	-55.37%	358,095
2007	15.214616	21.691185	42.57%	346,988
2006	13.325902	15.214616	14.17%	140,265
2005*	10.000000	13.325902	33.26%	47,581

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.155606	20.217816	25.14%	23,097
2012	14.098424	16.155606	14.59%	43,902
2011	14.306539	14.098424	-1.45%	53,588
2010	12.716264	14.306539	12.51%	73,813
2009	10.000530	12.716264	27.16%	72,966
2008	17.863277	10.000530	-44.02%	78,275
2007	18.019294	17.863277	-0.87%	88,827
2006	15.346286	18.019294	17.42%	90,311
2005	14.847432	15.346286	3.36%	66,488
2004	13.634249	14.847432	8.90%	52,726
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.962768	21.253794	33.15%	6,004
2012	14.253099	15.962768	12.00%	10,140
2011	14.562929	14.253099	-2.13%	26,501
2010	12.009351	14.562929	21.26%	11,747
2009	9.586162	12.009351	25.28%	12,104
2008	18.584218	9.586162	-48.42%	24,321
2007	14.988895	18.584218	23.99%	116,955
2006	14.365402	14.988895	4.34%	11,674
2005	13.907364	14.365402	3.29%	14,582
2004	13.775565	13.907364	0.96%	10,716
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.202218	12.657694	-4.12%	57,227
2012	12.770479	13.202218	3.38%	70,453
2011	12.186292	12.770479	4.79%	90,039
2010	11.574050	12.186292	5.29%	159,421
2009	10.238451	11.574050	13.04%	214,853
2008	10.833067	10.238451	-5.49%	179,327
2007	10.632447	10.833067	1.89%	211,652
2006	10.428513	10.632447	1.96%	110,869
2005	10.453517	10.428513	-0.24%	89,415
2004	10.248354	10.453517	2.00%	56,736
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.900640	33.122328	33.02%	45,585
2012	22.202713	24.900640	12.15%	59,535
2011	25.439024	22.202713	-12.72%	68,813
2010	20.209885	25.439024	25.87%	110,366
2009	14.771355	20.209885	36.82%	77,431
2008	24.984269	14.771355	-40.88%	74,644
2007	22.128891	24.984269	12.90%	69,515
2006	20.108230	22.128891	10.05%	188,337
2005	17.402840	20.108230	15.55%	233,688
2004	14.259951	17.402840	22.04%	40,452

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	410
2010	17.002840	18.781694	10.46%	840
2009	13.759764	17.002840	23.57%	990
2008	25.081274	13.759764	-45.14%	1,204
2007	21.889365	25.081274	14.58%	1,474
2006	18.983665	21.889365	15.31%	1,493
2005	16.323571	18.983665	16.30%	1,519
2004	14.714552	16.323571	10.93%	2,014
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.046769	15.350186	27.42%	18,358
2012	10.216457	12.046769	17.92%	21,701
2011	12.632032	10.216457	-19.12%	23,730
2010	11.435989	12.632032	10.46%	43,506
2009	9.256215	11.435989	23.55%	40,230
2008	16.867887	9.256215	-45.13%	37,143
2007	14.720344	16.867887	14.59%	13,726
2006	12.761915	14.720344	15.35%	22,545
2005	10.977423	12.761915	16.26%	25,832
2004*	10.000000	10.977423	9.77%	17,228
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.798579	27.782662	27.45%	194
2012	17.524295	21.798579	24.39%	244
2011	19.678013	17.524295	-10.94%	1,235
2010	15.909472	19.678013	23.69%	3,009
2009	10.340763	15.909472	53.85%	5,815
2008	21.684189	10.340763	-52.31%	5,150
2007	21.008749	21.684189	3.22%	4,790
2006	18.497060	21.008749	13.58%	5,820
2005	18.445047	18.497060	0.28%	6,887
2004	16.550196	18.445047	11.45%	10,037
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.521814	13.967963	11.55%	36,386
2012	11.354426	12.521814	10.28%	42,633
2011	11.327373	11.354426	0.24%	51,925
2010	10.268844	11.327373	10.31%	63,016
2009	7.735514	10.268844	32.75%	67,690
2008	11.232890	7.735514	-31.14%	49,690
2007	11.059653	11.232890	1.57%	48,429
2006*	10.000000	11.059653	10.60%	147,718
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.352749	22.032252	26.97%	5,202
2012	15.832050	17.352749	9.61%	11,865
2011	15.255724	15.832050	3.78%	26,798
2010	12.916245	15.255724	18.11%	52,891
2009	11.243269	12.916245	14.88%	67,496
2008	15.754182	11.243269	-28.63%	77,153
2007	16.538532	15.754182	-4.74%	91,649
2006	14.422662	16.538532	14.67%	106,656
2005	14.243111	14.422662	1.26%	96,823
2004	13.106978	14.243111	8.67%	63,296
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.990371	30.664291	33.38%	22,872
2012	19.837005	22.990371	15.90%	36,334
2011	21.053389	19.837005	-5.78%	41,854
2010	16.771307	21.053389	25.53%	50,093
2009	13.263898	16.771307	26.44%	55,334
2008	20.227505	13.263898	-34.43%	48,504
2007	21.167670	20.227505	-4.44%	34,446
2006	18.481973	21.167670	14.53%	28,211
2005	17.355641	18.481973	6.49%	14,287
2004	14.325876	17.355641	21.15%	17,987
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	1,875
2011	19.137481	16.743601	-12.51%	1,875
2010	18.031787	19.137481	6.13%	3,737
2009	13.440017	18.031787	34.16%	3,807
2008	23.026509	13.440017	-41.63%	6,317
2007	20.373817	23.026509	13.02%	7,136
2006	17.134893	20.373817	18.90%	7,702
2005	15.885923	17.134893	7.86%	7,730
2004	13.689987	15.885923	16.04%	7,740
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.854783	-1.45%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.956762	11.980545	20.33%	0
2012	8.919009	9.956762	11.64%	0
2011	10.299959	8.919009	-13.41%	515
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.129492	16.956943	29.15%	8,190
2012	10.937073	13.129492	20.05%	4,679
2011	11.273901	10.937073	-2.99%	4,533
2010*	10.000000	11.273901	12.74%	641
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.592755	13.128774	36.86%	1,206
2012*	10.000000	9.592755	-4.07%	5,962
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.904825	12.457051	25.77%	2,691
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.686824	12.954788	33.74%	27,367
2012*	10.000000	9.686824	-3.13%	37,102
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.303702	16.297741	22.51%	48,151
2012	11.403036	13.303702	16.67%	73,394
2011	12.551668	11.403036	-9.15%	105,885
2010	11.797263	12.551668	6.39%	93,484
2009*	10.000000	11.797263	17.97%	69,869
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.756707	11.636539	8.18%	14,726
2012*	10.000000	10.756707	7.57%	4,764
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.013576	12.738315	27.21%	6,368
2012*	10.000000	10.013576	0.14%	1,744

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.618348	20.664140	17.29%	2,385
2012	15.873998	17.618348	10.99%	2,519
2011	15.996999	15.873998	-0.77%	1,810
2010	15.112862	15.996999	5.85%	5,248
2009	12.292260	15.112862	22.95%	5,667
2008	14.958403	12.292260	-17.82%	1,102
2007	13.855599	14.958403	7.96%	1,856
2006	12.817080	13.855599	8.10%	1,856
2005	12.159675	12.817080	5.41%	1,414
2004	11.469301	12.159675	6.02%	45,530
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.236256	25.930457	28.14%	19,159
2012	16.689381	20.236256	21.25%	32,307
2011	18.318292	16.689381	-8.89%	24,036
2010	17.572410	18.318292	4.24%	36,304
2009	12.292714	17.572410	42.95%	44,659
2008	22.548081	12.292714	-45.48%	80,036
2007	16.858184	22.548081	33.75%	17,092
2006	15.780255	16.858184	6.83%	1,057
2005	14.319641	15.780255	10.20%	0
2004	12.398860	14.319641	15.49%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.905487	13.129661	32.55%	2,155
2012*	10.000000	9.905487	-0.95%	4,823
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.484938	31.869561	11.88%	8,868
2012	25.708882	28.484938	10.80%	15,992
2011	38.810611	25.708882	-33.76%	498
2010	31.709265	38.810611	22.40%	1,261
2009	18.087269	31.709265	75.31%	1,436
2008	38.677089	18.087269	-53.24%	1,436
2007	30.863370	38.677089	25.32%	1,464
2006	21.498566	30.863370	43.56%	1,464
2005	16.642455	21.498566	29.18%	1,463
2004	14.322870	16.642455	16.19%	1,463
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.160930	20.576793	27.32%	1,205
2012	14.148047	16.160930	14.23%	3,142
2011	14.397616	14.148047	-1.73%	6,451
2010	13.112809	14.397616	9.80%	15,272
2009	9.629378	13.112809	36.18%	17,742
2008	15.608271	9.629378	-38.31%	17,700
2007	14.361547	15.608271	8.68%	20,028
2006	13.670234	14.361547	5.06%	33,078
2005	13.396381	13.670234	2.04%	26,351
2004	12.555586	13.396381	6.70%	24,438

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.172689	14.064242	38.25%	1,747
2012*	10.000000	10.172689	1.73%	2,850
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.043582	23.952869	32.75%	46,380
2012	15.905352	18.043582	13.44%	55,275
2011	16.321966	15.905352	-2.55%	55,723
2010	14.990464	16.321966	8.88%	89,984
2009	12.504566	14.990464	19.88%	81,643
2008	18.991604	12.504566	-34.16%	29,436
2007	18.031896	18.991604	5.32%	21,228
2006	15.283513	18.031896	17.98%	29,956
2005	14.662186	15.283513	4.24%	18,608
2004	13.042944	14.662186	12.41%	15,718
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.668920	14.580986	24.96%	16,657
2012	10.281748	11.668920	13.49%	10,343
2011	10.691901	10.281748	-3.84%	4,500
2010*	10.000000	10.691901	6.92%	933
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.059319	12.744466	26.69%	0
2012	9.031059	10.059319	11.39%	0
2011*	10.000000	9.031059	-9.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.110100	19.478221	28.91%	27,710
2012	13.486709	15.110100	12.04%	35,687
2011	13.708726	13.486709	-1.62%	53,379
2010	12.375076	13.708726	10.78%	78,265
2009*	10.000000	12.375076	23.75%	2,142
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.028213	13.310690	20.70%	728,260
2012	9.735254	11.028213	13.28%	892,889
2011	9.852092	9.735254	-1.19%	996,417
2010	8.983685	9.852092	9.67%	1,066,867
2009	7.435416	8.983685	20.82%	750,606
2008	10.815492	7.435416	-31.25%	462,552
2007	10.409468	10.815492	3.90%	331,394
2006*	10.000000	10.409468	4.09%	120,826

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.200755	10.683291	-4.62%	212,877
2012	10.900226	11.200755	2.76%	187,847
2011	10.530616	10.900226	3.51%	196,629
2010	10.148537	10.530616	3.76%	213,810
2009	9.243153	10.148537	9.80%	159,124
2008	10.475613	9.243153	-11.77%	55,069
2007	10.391646	10.475613	0.81%	31,294
2006*	10.000000	10.391646	3.92%	3,160
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.524943	14.514649	25.94%	11,059
2012	9.642894	11.524943	19.52%	13,437
2011	10.860433	9.642894	-11.21%	45,210
2010	9.966894	10.860433	8.97%	25,841
2009	7.189544	9.966894	38.63%	49,404
2008	11.968200	7.189544	-39.93%	15,861
2007	10.690610	11.968200	11.95%	15,017
2006*	10.000000	10.690610	6.91%	2,034
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.307778	13.079528	26.89%	36,315
2012	8.968657	10.307778	14.93%	36,928
2011	9.611252	8.968657	-6.69%	94,224
2010	8.306090	9.611252	15.71%	76,950
2009	6.113361	8.306090	35.87%	122,166
2008	11.194081	6.113361	-45.39%	82,275
2007	10.219554	11.194081	9.54%	91,027
2006*	10.000000	10.219554	2.20%	18,962
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.016676	11.737675	30.18%	218,762
2012	7.868002	9.016676	14.60%	237,929
2011	8.220211	7.868002	-4.28%	291,797
2010	7.566033	8.220211	8.65%	324,474
2009	5.913455	7.566033	27.95%	229,201
2008	9.752934	5.913455	-39.37%	71,460
2007*	10.000000	9.752934	-2.47%	47,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	5,776
2010	14.124313	15.646779	10.78%	10,610
2009	9.881625	14.124313	42.94%	11,811
2008	14.017052	9.881625	-29.50%	14,258
2007	13.884132	14.017052	0.96%	15,551
2006	12.821551	13.884132	8.29%	16,612
2005	12.791328	12.821551	0.24%	21,372
2004	11.867438	12.791328	7.79%	40,771

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.426574	21.758697	32.46%	13,131
2012	14.199541	16.426574	15.68%	15,171
2011	14.882969	14.199541	-4.59%	20,332
2010	13.168073	14.882969	13.02%	29,491
2009	10.486221	13.168073	25.58%	38,345
2008	17.061953	10.486221	-38.54%	49,820
2007	17.896513	17.061953	-4.66%	76,929
2006	15.818035	17.896513	13.14%	38,621
2005	15.542219	15.818035	1.77%	16,179
2004	13.558912	15.542219	14.63%	14,090
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.503886	11.949694	40.52%	17,500
2012	7.435009	8.503886	14.38%	17,155
2011	8.596188	7.435009	-13.51%	21,308
2010	7.609657	8.596188	12.96%	35,022
2009	5.081534	7.609657	49.75%	10,021
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.775903	13.260465	35.64%	52,998
2012	8.965523	9.775903	9.04%	53,059
2011	9.466608	8.965523	-5.29%	69,314
2010	7.825648	9.466608	20.97%	81,342
2009	6.089368	7.825648	28.51%	120,701
2008*	10.000000	6.089368	-39.11%	136,502
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.380363	11.890319	26.76%	142,975
2012	8.249469	9.380363	13.71%	200,848
2011	9.000180	8.249469	-8.34%	203,094
2010	7.997060	9.000180	12.54%	201,704
2009	6.322636	7.997060	26.48%	50,936
2008*	10.000000	6.322636	-36.77%	30,541
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.487632	11.772357	12.25%	192,744
2012	9.646172	10.487632	8.72%	207,559
2011	9.986977	9.646172	-3.41%	210,173
2010	9.239626	9.986977	8.09%	226,523
2009	7.876573	9.239626	17.31%	172,995
2008*	10.000000	7.876573	-21.23%	62,873
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.068560	11.951410	18.70%	342,080
2012	9.050311	10.068560	11.25%	392,943
2011	9.574150	9.050311	-5.47%	381,078
2010	8.701376	9.574150	10.03%	410,518
2009	7.158286	8.701376	21.56%	156,465
2008*	10.000000	7.158286	-28.42%	4,243

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.904150	11.201751	2.73%	599,906
2012	10.361633	10.904150	5.24%	959,512
2011	10.436119	10.361633	-0.71%	1,016,763
2010	9.981148	10.436119	4.56%	900,633
2009	9.020692	9.981148	10.65%	755,542
2008*	10.000000	9.020692	-9.79%	370,516
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.767145	7.67%	47
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.288671	11.866058	15.33%	453,972
2012	9.352918	10.288671	10.00%	325,175
2011	9.781278	9.352918	-4.38%	353,943
2010	8.970926	9.781278	9.03%	408,614
2009	7.514175	8.970926	19.39%	155,793
2008*	10.000000	7.514175	-24.86%	60,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.782469	11.902125	21.67%	105,037
2012	8.720778	9.782469	12.17%	139,571
2011	9.343985	8.720778	-6.67%	142,763
2010	8.423079	9.343985	10.93%	142,691
2009	6.797165	8.423079	23.92%	79,232
2008*	10.000000	6.797165	-32.03%	68,910
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.677747	11.628374	8.90%	284,123
2012	9.911812	10.677747	7.73%	246,862
2011	10.151402	9.911812	-2.36%	229,764
2010	9.509979	10.151402	6.74%	248,993
2009	8.254524	9.509979	15.21%	145,980
2008*	10.000000	8.254524	-17.45%	31,903
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.899810	11.401917	-4.18%	25,586
2012	11.309423	11.899810	5.22%	28,717
2011	10.873028	11.309423	4.01%	31,326
2010	10.401215	10.873028	4.54%	35,545
2009	9.783754	10.401215	6.31%	45,705
2008*	10.000000	9.783754	-2.16%	3,661

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.859829	12.331817	-4.11%	1,922
2012	12.263446	12.859829	4.86%	8,263
2011	11.811464	12.263446	3.83%	2,728
2010	11.159301	11.811464	5.84%	3,952
2009	9.789551	11.159301	13.99%	1,649
2008*	10.000000	9.789551	-2.10%	520
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	287
2010	31.643808	35.909657	13.48%	291
2009	19.818913	31.643808	59.66%	292
2008	48.122722	19.818913	-58.82%	310
2007	33.858651	48.122722	42.13%	2,510
2006	25.369691	33.858651	33.46%	2,740
2005	19.581218	25.369691	29.56%	2,983
2004	16.607127	19.581218	17.91%	3,190
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.512938	11.753335	-6.07%	52,784
2012	12.402888	12.512938	0.89%	61,581
2011	11.811251	12.402888	5.01%	86,493
2010	11.514011	11.811251	2.58%	125,118
2009	11.453056	11.514011	0.53%	184,828
2008	10.860299	11.453056	5.46%	342,178
2007	10.353356	10.860299	4.90%	193,216
2006	10.232910	10.353356	1.18%	123,348
2005	10.121481	10.232910	1.10%	90,794
2004	10.011977	10.121481	1.09%	94,008
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.567435	8.709707	15.09%	34,484
2012	6.708630	7.567435	12.80%	25,088
2011	7.613657	6.708630	-11.89%	30,441
2010	6.881959	7.613657	10.63%	27,922
2009	5.430308	6.881959	26.73%	21,887
2008*	10.000000	5.430308	-45.70%	10,321
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	6,009
2011	8.537033	7.284044	-14.68%	5,873
2010	8.119311	8.537033	5.14%	5,428
2009	6.448593	8.119311	25.91%	5,175
2008	11.574863	6.448593	-44.29%	6,058
2007	10.809622	11.574863	7.08%	6,042
2006*	10.000000	10.809622	8.10%	851

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.641099	21.976637	24.58%	9,134
2012	15.547767	17.641099	13.46%	14,372
2011	16.530524	15.547767	-5.95%	15,882
2010	14.730000	16.530524	12.22%	16,076
2009	11.828083	14.730000	24.53%	20,552
2008	19.130669	11.828083	-38.17%	22,565
2007	18.444319	19.130669	3.72%	36,953
2006	16.119705	18.444319	14.42%	38,009
2005	15.254530	16.119705	5.67%	71,258
2004	13.664970	15.254530	11.63%	60,733
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.049928	14.490979	11.04%	67,178
2012	12.186662	13.049928	7.08%	71,227
2011	12.338344	12.186662	-1.23%	72,906
2010	11.476527	12.338344	7.51%	66,206
2009*	10.000000	11.476527	14.77%	46,604
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.065705	16.454880	16.99%	47,874
2012	12.800099	14.065705	9.89%	54,549
2011	13.197581	12.800099	-3.01%	55,740
2010	12.032881	13.197581	9.68%	65,851
2009*	10.000000	12.032881	20.33%	27,143
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.552822	12.882997	2.63%	139,183
2012	12.191753	12.552822	2.96%	274,341
2011	12.098070	12.191753	0.77%	290,240
2010	11.669859	12.098070	3.67%	273,099
2009	10.927449	11.669859	6.79%	210,631
2008	11.877231	10.927449	-8.00%	210,114
2007	11.513806	11.877231	3.16%	210,372
2006	11.077275	11.513806	3.94%	149,640
2005	10.952061	11.077275	1.14%	47,284
2004	10.689651	10.952061	2.45%	40,869
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.690787	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.337575	17.512259	14.18%	261,984
2012	14.138667	15.337575	8.48%	380,038
2011	14.447136	14.138667	-2.14%	403,397
2010	13.304813	14.447136	8.59%	369,708
2009	11.407345	13.304813	16.63%	368,712
2008	15.171392	11.407345	-24.81%	489,632
2007	14.668446	15.171392	3.43%	390,406
2006	13.454683	14.668446	9.02%	310,177
2005	13.045291	13.454683	3.14%	132,112
2004	12.165025	13.045291	7.24%	100,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.800084	20.127929	19.81%	161,800
2012	15.085484	16.800084	11.37%	244,056
2011	15.743222	15.085484	-4.18%	254,564
2010	14.251599	15.743222	10.47%	280,119
2009	11.702718	14.251599	21.78%	342,322
2008	17.423574	11.702718	-32.83%	320,798
2007	16.768061	17.423574	3.91%	305,082
2006	14.952516	16.768061	12.14%	234,094
2005	14.263556	14.952516	4.83%	144,466
2004	12.997638	14.263556	9.74%	130,257
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.097796	15.250271	8.17%	104,109
2012	13.329259	14.097796	5.77%	102,643
2011	13.339394	13.329259	-0.08%	99,049
2010	12.556065	13.339394	6.24%	138,844
2009	11.195205	12.556065	12.16%	136,289
2008	13.460476	11.195205	-16.83%	133,637
2007	12.989664	13.460476	3.62%	246,829
2006	12.236824	12.989664	6.15%	269,013
2005	11.961955	12.236824	2.30%	186,344
2004	11.402220	11.961955	4.91%	392,086
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.113690	20.165435	33.42%	57,154
2012	13.036939	15.113690	15.93%	103,185
2011	13.656746	13.036939	-4.54%	120,011
2010	12.854703	13.656746	6.24%	226,384
2009*	10.000000	12.854703	28.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.664722	29.522061	30.26%	9,560
2012	19.708343	22.664722	15.00%	10,796
2011	20.655840	19.708343	-4.59%	12,798
2010	16.718064	20.655840	23.55%	16,661
2009	12.487012	16.718064	33.88%	12,179
2008	20.075698	12.487012	-37.80%	8,567
2007	19.067285	20.075698	5.29%	7,996
2006	17.722533	19.067285	7.59%	6,510
2005	16.147774	17.722533	9.75%	7,458
2004	14.251954	16.147774	13.30%	114,464
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.430266	9.232234	-2.10%	137,701
2012	9.633102	9.430266	-2.11%	227,572
2011	9.839155	9.633102	-2.09%	263,607
2010	10.050193	9.839155	-2.10%	362,822
2009	10.261467	10.050193	-2.06%	618,136
2008	10.270653	10.261467	-0.09%	689,129
2007	10.012324	10.270653	2.58%	283,604
2006	9.783288	10.012324	2.34%	145,421
2005	9.732884	9.783288	0.52%	144,281
2004	9.861643	9.732884	-1.31%	88,372
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.444925	13.982557	-3.20%	12,205
2012	13.145245	14.444925	9.89%	44,733
2011	12.720750	13.145245	3.34%	52,754
2010	11.749549	12.720750	8.27%	57,870
2009	9.649035	11.749549	21.77%	40,043
2008	11.916606	9.649035	-19.03%	14,480
2007	11.635476	11.916606	2.42%	16,067
2006	11.335904	11.635476	2.64%	16,395
2005	11.331349	11.335904	0.04%	20,940
2004	10.864513	11.331349	4.30%	26,082
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.969949	10.632574	18.54%	48,799
2013	8.969949	10.632574	18.54%	48,799
2012	7.931754	8.969949	13.09%	63,832
2011	8.964302	7.931754	-11.52%	70,332
2010	8.045694	8.964302	11.42%	70,437
2009	6.038060	8.045694	33.25%	120,371
2008*	10.000000	6.038060	-39.62%	127,140

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.711469	16.249274	18.51%	799
2012	11.966235	13.711469	14.58%	799
2011	14.622772	11.966235	-18.17%	1,305
2010	14.104761	14.622772	3.67%	1,314
2009	11.124651	14.104761	26.79%	2,346
2008	21.232533	11.124651	-47.61%	2,391
2007	21.118567	21.232533	0.54%	2,459
2006	17.622408	21.118567	19.84%	2,459
2005	16.101549	17.622408	9.45%	2,487
2004	13.705719	16.101549	17.48%	2,693
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.660589	12.712618	31.59%	46,974
2012	8.496867	9.660589	13.70%	57,792
2011	8.968663	8.496867	-5.26%	82,157
2010	7.941252	8.968663	12.94%	111,750
2009	6.270928	7.941252	26.64%	97,260
2008*	10.000000	6.270928	-37.29%	1,045
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.120782	12.057068	32.19%	4,083
2012	7.923076	9.120782	15.12%	4,253
2011	8.617750	7.923076	-8.06%	20,306
2010	7.807353	8.617750	10.38%	25,485
2009	6.259102	7.807353	24.74%	21,114
2008*	10.000000	6.259102	-37.41%	1,056
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.968046	13.526317	35.70%	21,892
2012	8.881687	9.968046	12.23%	34,665
2011	9.494444	8.881687	-6.45%	43,738
2010	7.668251	9.494444	23.81%	50,287
2009	6.181744	7.668251	24.05%	80,562
2008*	10.000000	6.181744	-38.18%	43,080
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.856424	14.420566	32.83%	27,386
2012	9.531795	10.856424	13.90%	37,802
2011	9.967239	9.531795	-4.37%	44,274
2010	8.510135	9.967239	17.12%	49,937
2009	6.662616	8.510135	27.73%	71,285
2008*	10.000000	6.662616	-33.37%	90,411

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.825411	20.893389	40.93%	2,936
2012	13.390907	14.825411	10.71%	3,699
2011	13.796402	13.390907	-2.94%	13,536
2010	11.264231	13.796402	22.48%	3,987
2009	9.046446	11.264231	24.52%	5,400
2008	17.284612	9.046446	-47.66%	5,229
2007	16.125427	17.284612	7.19%	3,722
2006	15.993016	16.125427	0.83%	2,716
2005	15.162120	15.993016	5.48%	2,499
2004	13.685172	15.162120	10.79%	2,065
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.016351	30.181215	37.09%	3,956
2012	18.693871	22.016351	17.77%	4,761
2011	20.195437	18.693871	-7.44%	7,637
2010	16.310202	20.195437	23.82%	14,938
2009	13.236995	16.310202	23.22%	12,894
2008	19.972748	13.236995	-33.72%	10,190
2007	21.993626	19.972748	-9.19%	11,683
2006	19.184190	21.993626	14.64%	14,881
2005	19.064233	19.184190	0.63%	17,085
2004	16.644152	19.064233	14.54%	18,948
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.525741	28.243703	37.60%	4,578
2012	18.196320	20.525741	12.80%	5,166
2011	19.730922	18.196320	-7.78%	7,457
2010	16.125661	19.730922	22.36%	13,133
2009	12.252934	16.125661	31.61%	14,681
2008	20.303718	12.252934	-39.65%	19,244
2007	20.356045	20.303718	-0.26%	24,248
2006	18.605026	20.356045	9.41%	94,086
2005	16.965887	18.605026	9.66%	167,019
2004	14.589240	16.965887	16.29%	94,359
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.692112	18.812481	28.04%	27,108
2012	13.182567	14.692112	11.45%	35,020
2011	13.414038	13.182567	-1.73%	42,572
2010	12.101367	13.414038	10.85%	47,766
2009	9.844944	12.101367	22.92%	82,447
2008	17.223534	9.844944	-42.84%	100,610
2007	16.307763	17.223534	5.62%	99,885
2006	14.688209	16.307763	11.03%	43,912
2005	14.015661	14.688209	4.80%	10,020
2004	13.070163	14.015661	7.23%	3,492

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.604401	10.662014	0.54%	36,125
2012	9.372044	10.604401	13.15%	60,138
2011	9.019006	9.372044	3.91%	74,341
2010	7.096102	9.019006	27.10%	84,501
2009	5.553739	7.096102	27.77%	77,064
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.635436	16.35%	4,846
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.360309	10.153430	-2.00%	15,813
2012	10.222898	10.360309	1.34%	13,618
2011	10.307783	10.222898	-0.82%	17,929
2010	10.280127	10.307783	0.27%	45,931
2009	9.803617	10.280127	4.86%	48,969
2008*	10.000000	9.803617	-1.96%	6,993
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.427157	15.786737	17.57%	35,861
2012	11.471486	13.427157	17.05%	50,113
2011	13.379897	11.471486	-14.26%	49,978
2010	12.851162	13.379897	4.11%	48,878
2009*	10.000000	12.851162	28.51%	87,565
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	10.000830	9.851201	-1.50%	45,932
2012	9.766160	10.000830	2.40%	52,548
2011	9.946344	9.766160	-1.81%	59,494
2010	9.649687	9.946344	3.07%	118,977
2009	8.697519	9.649687	10.95%	131,391
2008	10.262231	8.697519	-15.25%	119,916
2007	10.006105	10.262231	2.56%	136,335
2006	9.808011	10.006105	2.02%	69,566
2005	9.875283	9.808011	-0.68%	44,512
2004	10.009117	9.875283	-1.34%	41,498

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.982555	18.535774	42.77%	635
2012	12.186666	12.982555	6.53%	688
2011	12.580968	12.186666	-3.13%	4,255
2010	10.743628	12.580968	17.10%	1,601
2009	8.939912	10.743628	20.18%	1,614
2008	15.087693	8.939912	-40.75%	2,550
2007	15.334216	15.087693	-1.61%	1,952
2006	14.880759	15.334216	3.05%	2,008
2005	14.771022	14.880759	0.74%	1,403
2004	13.486046	14.771022	9.53%	624
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.700284	21.150686	34.72%	2,629
2012	14.451181	15.700284	8.64%	3,632
2011	15.229701	14.451181	-5.11%	11,759
2010	12.662147	15.229701	20.28%	8,713
2009	9.841068	12.662147	28.67%	11,303
2008	16.600245	9.841068	-40.72%	12,033
2007	15.758503	16.600245	5.34%	111,781
2006	14.155819	15.758503	11.32%	43,064
2005	13.530734	14.155819	4.62%	17,908
2004	12.200696	13.530734	10.90%	72,018
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.352306	27.789621	24.33%	3,979
2012	18.877784	22.352306	18.41%	4,037
2011	21.079535	18.877784	-10.44%	4,686
2010	18.609110	21.079535	13.28%	5,788
2009	13.640261	18.609110	36.43%	6,714
2008	23.351169	13.640261	-41.59%	8,373
2007	22.487327	23.351169	3.84%	13,028
2006	19.570190	22.487327	14.91%	14,248
2005	17.524692	19.570190	11.67%	15,736
2004	15.057803	17.524692	16.38%	24,500
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.136893	9.887589	-2.46%	2,014
2012*	10.000000	10.136893	1.37%	2,609
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.720688	20.229362	28.68%	53,062
2012	13.771324	15.720688	14.16%	70,940
2011	14.110498	13.771324	-2.40%	80,510
2010	12.443640	14.110498	13.40%	93,823
2009	9.930610	12.443640	25.31%	119,314
2008	16.528218	9.930610	-39.92%	127,003
2007	16.211670	16.528218	1.95%	121,647
2006	14.428937	16.211670	12.36%	73,366
2005	13.937408	14.428937	3.53%	39,716
2004	13.043437	13.937408	6.85%	29,689

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.022269	30.318552	37.67%	14,985
2012	19.117619	22.022269	15.19%	26,772
2011	20.003588	19.117619	-4.43%	40,335
2010	16.604042	20.003588	20.47%	42,015
2009	12.390383	16.604042	34.01%	47,588
2008	20.415374	12.390383	-39.31%	70,263
2007	21.150187	20.415374	-3.47%	76,346
2006	18.840893	21.150187	12.26%	45,866
2005	17.539795	18.840893	7.42%	16,484
2004	15.032668	17.539795	16.68%	5,245
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	39,049
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.659052	11.579356	-8.53%	5,014
2012	12.288357	12.659052	3.02%	5,716
2011	11.576880	12.288357	6.15%	2,454
2010	10.811888	11.576880	7.08%	4,142
2009*	10.000000	10.811888	8.12%	1,135
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.481716	11.214499	-2.33%	29,016
2012	11.090916	11.481716	3.52%	36,264
2011	11.215134	11.090916	-1.11%	35,432
2010	10.890926	11.215134	2.98%	40,197
2009*	10.000000	10.890926	8.91%	37,849
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.666107	10.211674	-4.26%	10,338
2012	9.950190	10.666107	7.20%	17,693
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.325831	17.700676	32.83%	504
2012	11.425755	13.325831	16.63%	504
2011	12.238418	11.425755	-6.64%	303
2010	10.929344	12.238418	11.98%	1,069
2009	8.599969	10.929344	27.09%	1,897
2008	14.330172	8.599969	-39.99%	2,906
2007	15.580207	14.330172	-8.02%	4,365
2006	13.729004	15.580207	13.48%	5,187
2005	13.325915	13.729004	3.02%	10,221
2004	12.250469	13.325915	8.78%	3,806

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	255
2010	14.003146	15.083820	7.72%	255
2009	11.476504	14.003146	22.02%	255
2008	20.916125	11.476504	-45.13%	255
2007	19.717499	20.916125	6.08%	255
2006	15.768278	19.717499	25.05%	255
2005	14.354586	15.768278	9.85%	255
2004	12.618741	14.354586	13.76%	255
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.949952	19.628887	40.71%	0
2012	12.474923	13.949952	11.82%	36
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	916
2009	8.173749	13.115285	60.46%	1,517
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	0
2005	12.017602	12.435784	3.48%	73
2004	11.687170	12.017602	2.83%	245
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.535657	21.418935	47.35%	45,780
2012	11.334453	14.535657	28.24%	30,544
2011	10.487823	11.334453	8.07%	23,734
2010*	10.000000	10.487823	4.88%	3,163
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.813836	11.498629	-2.67%	1,397
2012	11.051863	11.813836	6.89%	3,875
2011	10.709575	11.051863	3.20%	3,984
2010	10.237153	10.709575	4.61%	4,114
2009	9.559941	10.237153	7.08%	4,673
2008	10.905234	9.559941	-12.34%	47,059
2007	10.587907	10.905234	3.00%	72,720
2006	10.442533	10.587907	1.39%	24,354
2005	10.262197	10.442533	1.76%	6,225
2004	10.072087	10.262197	1.89%	4,586

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	1,721
2008	16.720479	13.917120	-16.77%	2,558
2007	16.054452	16.720479	4.15%	4,683
2006	14.799035	16.054452	8.48%	5,205
2005	13.479698	14.799035	9.79%	5,715
2004	12.508112	13.479698	7.77%	5,911
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.683111	10.478347	8.21%	41,723
2012*	10.000000	9.683111	-3.17%	80,703
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.587752	10.352783	7.98%	109,709
2012*	10.000000	9.587752	-4.12%	59,276
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.562679	22.889291	47.08%	3,212
2012	14.737338	15.562679	5.60%	2,807
2011	15.778157	14.737338	-6.60%	5,089
2010	12.712743	15.778157	24.11%	8,748
2009	8.507010	12.712743	49.44%	3,482

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
2007	17.337183	17.786875	2.59%	917
2006	15.144788	17.337183	14.48%	1,376
2005	14.796522	15.144788	2.35%	1,499
2004	13.595858	14.796522	8.83%	1,490
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.345359	30.094214	34.68%	8,623
2012	19.277145	22.345359	15.92%	12,578
2011	21.558803	19.277145	-10.58%	12,970
2010	17.404316	21.558803	23.87%	21,357
2009	12.468133	17.404316	39.59%	9,902
2008	19.832168	12.468133	-37.13%	9,169
2007	19.965371	19.832168	-0.67%	0
2006	17.865579	19.965371	11.75%	0
2005	17.121537	17.865579	4.35%	0
2004	14.694707	17.121537	16.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.897954	12.445969	-10.45%	41,791
2012	13.227132	13.897954	5.07%	63,878
2011	12.096200	13.227132	9.35%	72,152
2010	11.759923	12.096200	2.86%	105,508
2009	10.904447	11.759923	7.85%	95,416
2008	11.323944	10.904447	-3.70%	102,861
2007	10.570546	11.323944	7.13%	68,691
2006	10.633379	10.570546	-0.59%	48,795
2005	10.699178	10.633379	-0.61%	49,185
2004	10.333794	10.699178	3.54%	21,714
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	107
2008	16.781597	10.717595	-36.13%	223
2007	17.227078	16.781597	-2.59%	351
2006	15.070569	17.227078	14.31%	476
2005	14.735099	15.070569	2.28%	616
2004	13.376738	14.735099	10.15%	868

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.086477	19.176220	27.11%	25,452
2012	13.265997	15.086477	13.72%	38,030
2011	13.672148	13.265997	-2.97%	63,324
2010	11.743771	13.672148	16.42%	73,887
2009	9.246206	11.743771	27.01%	64,672
2008	12.517607	9.246206	-26.13%	89,909
2007	13.112239	12.517607	-4.53%	54,230
2006	11.145263	13.112239	17.65%	38,167
2005*	10.000000	11.145263	11.45%	31,670
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.078684	14.642422	11.96%	290
2012	12.155242	13.078684	7.60%	414
2011	12.891017	12.155242	-5.71%	1,429
2010	12.002530	12.891017	7.40%	259
2009*	10.000000	12.002530	20.03%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.164147	21.64%	745
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.361237	30.789499	37.69%	27,722
2012	19.745389	22.361237	13.25%	48,982
2011	20.065456	19.745389	-1.60%	63,690
2010	16.296904	20.065456	23.12%	68,637
2009	13.321224	16.296904	22.34%	4,022
2008	19.706561	13.321224	-32.40%	3,463
2007	20.274828	19.706561	-2.80%	3,053
2006	18.109345	20.274828	11.96%	1,484
2005	17.257706	18.109345	4.93%	1,734
2004	14.469996	17.257706	19.27%	838
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.088443	20.733991	28.88%	6,180
2012	14.239301	16.088443	12.99%	19,605
2011	14.319483	14.239301	-0.56%	47,429
2010	12.776566	14.319483	12.08%	54,446
2009	10.359253	12.776566	23.33%	74,722
2008	16.891228	10.359253	-38.67%	76,111
2007	16.443643	16.891228	2.72%	80,237
2006	14.585941	16.443643	12.74%	69,107
2005	14.272677	14.585941	2.19%	48,677
2004	13.217847	14.272677	7.98%	12,021

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.603702	19.630238	18.23%	11,819
2012	15.407401	16.603702	7.76%	19,421
2011	14.479739	15.407401	6.41%	36,016
2010	12.862524	14.479739	12.57%	30,632
2009	10.754509	12.862524	19.60%	26,306
2008	15.639524	10.754509	-31.24%	27,638
2007	14.959996	15.639524	4.54%	15,198
2006	13.155529	14.959996	13.72%	18,456
2005	12.912068	13.155529	1.89%	11,382
2004	12.591796	12.912068	2.54%	2,171
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
2004	13.697160	14.883101	8.66%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	606
2009	11.237033	12.454039	10.83%	310
2008	16.328535	11.237033	-31.18%	310
2007	15.221663	16.328535	7.27%	310
2006	13.434856	15.221663	13.30%	310
2005	13.500348	13.434856	-0.49%	310
2004	12.881115	13.500348	4.81%	310
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.821216	12.639696	-1.42%	13,282
2012	11.972641	12.821216	7.09%	28,970
2011	11.996204	11.972641	-0.20%	49,235
2010	11.322034	11.996204	5.95%	60,417
2009	9.629755	11.322034	17.57%	78,720
2008	10.645376	9.629755	-9.54%	80,849
2007	10.348611	10.645376	2.87%	85,490
2006	10.176471	10.348611	1.69%	65,059
2005	10.297824	10.176471	-1.18%	42,966
2004	10.185940	10.297824	1.10%	7,454

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.594405	13.949939	10.76%	94,585
2012	11.535594	12.594405	9.18%	150,817
2011	11.839105	11.535594	-2.56%	207,285
2010	10.750376	11.839105	10.13%	432,203
2009	8.863343	10.750376	21.29%	594,651
2008	12.104909	8.863343	-26.78%	661,118
2007	11.411221	12.104909	6.08%	689,089
2006	10.641737	11.411221	7.23%	600,198
2005*	10.000000	10.641737	6.42%	198,672
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.735999	14.410713	13.15%	68,574
2012	11.511808	12.735999	10.63%	246,891
2011	11.912123	11.511808	-3.36%	369,058
2010	10.647943	11.912123	11.87%	394,529
2009	8.465223	10.647943	25.78%	425,001
2008	12.874364	8.465223	-34.25%	481,043
2007	11.966082	12.874364	7.59%	449,446
2006	10.946916	11.966082	9.31%	408,969
2005*	10.000000	10.946916	9.47%	106,991
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.640493	15.016813	18.80%	31,332
2012	11.216070	12.640493	12.70%	108,790
2011	11.795751	11.216070	-4.91%	133,215
2010	10.401840	11.795751	13.40%	151,456
2009	8.103739	10.401840	28.36%	173,939
2008	13.395425	8.103739	-39.50%	167,898
2007	12.325627	13.395425	8.68%	179,973
2006	11.154054	12.325627	10.50%	172,978
2005*	10.000000	11.154054	11.54%	66,144
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.467253	18.789202	21.48%	5,629
2012	15.093369	15.467253	2.48%	5,843
2011	16.270402	15.093369	-7.23%	5,953
2010	13.954374	16.270402	16.60%	5,953
2009	9.663708	13.954374	44.40%	7,072
2008	21.661696	9.663708	-55.39%	7,230
2007	15.201743	21.661696	42.49%	8,175
2006	13.321401	15.201743	14.12%	7,228
2005*	10.000000	13.321401	33.21%	854

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.074337	20.105852	25.08%	61,604
2012	14.034687	16.074337	14.53%	79,144
2011	14.249134	14.034687	-1.50%	121,330
2010	12.671706	14.249134	12.45%	152,363
2009	9.970573	12.671706	27.09%	157,464
2008	17.818898	9.970573	-44.04%	161,681
2007	17.983758	17.818898	-0.92%	153,382
2006	15.323812	17.983758	17.36%	143,192
2005	14.833235	15.323812	3.31%	93,289
2004	13.628173	14.833235	8.84%	34,015
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.882414	21.136011	33.08%	13,563
2012	14.188613	15.882414	11.94%	32,409
2011	14.504432	14.188613	-2.18%	45,006
2010	11.967217	14.504432	21.20%	56,586
2009	9.557413	11.967217	25.21%	65,156
2008	18.537976	9.557413	-48.44%	67,576
2007	14.959285	18.537976	23.92%	77,852
2006	14.344339	14.959285	4.29%	56,848
2005	13.894056	14.344339	3.24%	25,616
2004	13.769405	13.894056	0.91%	12,457
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.135777	12.587552	-4.17%	442,524
2012	12.712726	13.135777	3.33%	604,782
2011	12.137372	12.712726	4.74%	711,838
2010	11.533473	12.137372	5.24%	946,334
2009	10.207763	11.533473	12.99%	1,416,062
2008	10.806111	10.207763	-5.54%	1,339,549
2007	10.611436	10.806111	1.83%	1,509,097
2006	10.413201	10.611436	1.90%	674,510
2005	10.443492	10.413201	-0.29%	84,662
2004	10.243758	10.443492	1.95%	8,540
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.775344	32.938845	32.95%	51,363
2012	22.102308	24.775344	12.09%	87,493
2011	25.336905	22.102308	-12.77%	127,740
2010	20.139013	25.336905	25.81%	171,581
2009	14.727075	20.139013	36.75%	177,167
2008	24.922137	14.727075	-40.91%	188,370
2007	22.085204	24.922137	12.85%	175,573
2006	20.078761	22.085204	9.99%	143,893
2005	17.386188	20.078761	15.49%	98,343
2004	14.253575	17.386188	21.98%	31,797

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	0
2004	14.707983	16.307938	10.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.993567	15.274592	27.36%	15,824
2012	10.176551	11.993567	17.85%	23,637
2011	12.589114	10.176551	-19.16%	25,435
2010	11.402947	12.589114	10.40%	28,653
2009	9.234195	11.402947	23.49%	19,172
2008	16.836394	9.234195	-45.15%	12,345
2007	14.700399	16.836394	14.53%	13,593
2006	12.751104	14.700399	15.29%	3,371
2005	10.973711	12.751104	16.20%	4,398
2004*	10.000000	10.973711	9.74%	776
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.688856	27.628709	27.39%	844
2012	17.445015	21.688856	24.33%	4,136
2011	19.599000	17.445015	-10.99%	10,327
2010	15.853676	19.599000	23.62%	11,595
2009	10.309761	15.853676	53.77%	16,593
2008	21.630269	10.309761	-52.34%	17,282
2007	20.967279	21.630269	3.16%	26,911
2006	18.469952	20.967279	13.52%	27,058
2005	18.427397	18.469952	0.23%	21,134
2004	16.542802	18.427397	11.39%	7,852
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.479263	13.913401	11.49%	34,122
2012	11.321632	12.479263	10.22%	46,919
2011	11.300407	11.321632	0.19%	53,697
2010	10.249637	11.300407	10.25%	72,589
2009	7.724985	10.249637	32.68%	99,518
2008	11.223320	7.724985	-31.17%	108,810
2007	11.055909	11.223320	1.51%	63,252
2006*	10.000000	11.055909	10.56%	24,098
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.265403	21.910146	26.90%	15,364
2012	15.760427	17.265403	9.55%	28,562
2011	15.194446	15.760427	3.72%	66,066
2010	12.870931	15.194446	18.05%	80,314
2009	11.209544	12.870931	14.82%	105,558
2008	15.714970	11.209544	-28.67%	113,554
2007	16.505853	15.714970	-4.79%	144,473
2006	14.401495	16.505853	14.61%	154,331
2005	14.229461	14.401495	1.21%	141,086
2004	13.101116	14.229461	8.61%	24,171
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.874618	30.494332	33.31%	67,156
2012	19.747243	22.874618	15.84%	120,597
2011	20.968819	19.747243	-5.83%	171,156
2010	16.712457	20.968819	25.47%	193,112
2009	13.224120	16.712457	26.38%	344,241
2008	20.177183	13.224120	-34.46%	19,834
2007	21.125864	20.177183	-4.49%	11,464
2006	18.454862	21.125864	14.47%	5,896
2005	17.339029	18.454862	6.44%	5,806
2004	14.319472	17.339029	21.09%	1,322
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
2007	20.333594	22.969250	12.96%	0
2006	17.109780	20.333594	18.84%	0
2005	15.870724	17.109780	7.81%	0
2004	13.683872	15.870724	15.98%	778
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.851409	-1.49%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.945767	11.961211	20.26%	0
2012	8.913723	9.945767	11.58%	0
2011	10.299093	8.913723	-13.45%	0
2010*	10.000000	10.299093	2.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.114994	16.929575	29.09%	1,229
2012	10.930588	13.114994	19.98%	1,056
2011	11.272959	10.930588	-3.04%	182
2010*	10.000000	11.272959	12.73%	187
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.589447	13.117540	36.79%	6,377
2012*	10.000000	9.589447	-4.11%	14,101
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.901440	12.446443	25.70%	8,023
2012*	10.000000	9.901440	-0.99%	5,850
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.683468	12.943693	33.67%	13,146
2012*	10.000000	9.683468	-3.17%	28,602
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.278794	16.258919	22.44%	247
2012	11.387526	13.278794	16.61%	12,263
2011	12.540990	11.387526	-9.20%	19,567
2010	11.793245	12.540990	6.34%	27,109
2009*	10.000000	11.793245	17.93%	13,601
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.010170	12.727484	27.15%	698
2012*	10.000000	10.010170	0.10%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.529631	20.549593	17.23%	6,082
2012	15.802167	17.529631	10.93%	4,771
2011	15.932725	15.802167	-0.82%	2,495
2010	15.059825	15.932725	5.80%	811
2009	12.255381	15.059825	22.88%	979
2008	14.921164	12.255381	-17.87%	1,159
2007	13.828220	14.921164	7.90%	4,352
2006	12.798270	13.828220	8.05%	4,811
2005	12.148022	12.798270	5.35%	7,069
2004	11.464168	12.148022	5.97%	7,541
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.134433	25.786819	28.07%	32,866
2012	16.613905	20.134433	21.19%	45,753
2011	18.244750	16.613905	-8.94%	50,406
2010	17.510807	18.244750	4.19%	69,401
2009	12.255874	17.510807	42.88%	66,698
2008	22.492026	12.255874	-45.51%	63,001
2007	16.824912	22.492026	33.68%	23,185
2006	15.757146	16.824912	6.78%	3,398
2005	14.305940	15.757146	10.14%	710
2004	12.393318	14.305940	15.43%	738
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.341566	31.692977	11.83%	1,520
2012	25.592595	28.341566	10.74%	2,079
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	336
2009	18.033045	31.598080	75.22%	336
2008	38.580923	18.033045	-53.26%	336
2007	30.802441	38.580923	25.25%	336
2006	21.467056	30.802441	43.49%	336
2005	16.626520	21.467056	29.11%	336
2004	14.316465	16.626520	16.14%	336
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	16.079570	20.462758	27.26%	1,344
2012	14.084020	16.079570	14.17%	2,332
2011	14.339761	14.084020	-1.78%	7,066
2010	13.066790	14.339761	9.74%	9,939
2009	9.600491	13.066790	36.11%	13,587
2008	15.569415	9.600491	-38.34%	15,281
2007	14.333162	15.569415	8.63%	17,661
2006	13.650173	14.333162	5.00%	19,147
2005	13.383547	13.650173	1.99%	20,157
2004	12.549972	13.383547	6.64%	2,624

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.169223	14.052265	38.18%	1,004
2012*	10.000000	10.169223	1.69%	1,042
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.952750	23.820115	32.68%	243,846
2012	15.833392	17.952750	13.39%	392,308
2011	16.256404	15.833392	-2.60%	547,959
2010	14.937872	16.256404	8.83%	649,759
2009	12.467076	14.937872	19.82%	798,666
2008	18.944360	12.467076	-34.19%	106,855
2007	17.996291	18.944360	5.27%	74,887
2006	15.261111	17.996291	17.92%	65,595
2005	14.648152	15.261111	4.18%	23,424
2004	13.037116	14.648152	12.36%	1,201
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.653050	14.553727	24.89%	8,346
2012	10.273024	11.653050	13.43%	10,902
2011	10.688282	10.273024	-3.89%	10,405
2010*	10.000000	10.688282	6.88%	2,403
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.050758	12.727125	26.63%	5,323
2012	9.027991	10.050758	11.33%	7,181
2011*	10.000000	9.027991	-9.72%	11,289
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.081830	19.431838	28.84%	58,362
2012	13.468372	15.081830	11.98%	103,815
2011	13.697071	13.468372	-1.67%	163,849
2010	12.370863	13.697071	10.72%	209,166
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.990690	13.258642	20.64%	582,919
2012	9.707105	10.990690	13.22%	833,802
2011	9.828613	9.707105	-1.24%	1,101,970
2010	8.966848	9.828613	9.61%	1,319,470
2009	7.425270	8.966848	20.76%	1,444,083
2008	10.806270	7.425270	-31.29%	1,421,601
2007	10.405944	10.806270	3.85%	734,570
2006*	10.000000	10.405944	4.06%	281,747

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.162660	10.641514	-4.67%	591,654
2012	10.868716	11.162660	2.70%	674,065
2011	10.505524	10.868716	3.46%	826,683
2010	10.129525	10.505524	3.71%	881,686
2009	9.230548	10.129525	9.74%	908,070
2008	10.466687	9.230548	-11.81%	987,832
2007	10.388122	10.466687	0.76%	348,986
2006*	10.000000	10.388122	3.88%	15,798
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.485739	14.457887	25.88%	27,967
2012	9.615008	11.485739	19.46%	33,322
2011	10.834550	9.615008	-11.26%	40,313
2010	9.948218	10.834550	8.91%	39,622
2009	7.179740	9.948218	38.56%	37,501
2008	11.957998	7.179740	-39.96%	39,111
2007	10.686985	11.957998	11.89%	15,291
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.272722	13.028408	26.83%	57,795
2012	8.942733	10.272722	14.87%	76,704
2011	9.588362	8.942733	-6.73%	107,963
2010	8.290539	9.588362	15.65%	143,970
2009	6.105029	8.290539	35.80%	164,293
2008	11.184549	6.105029	-45.42%	298,776
2007	10.216091	11.184549	9.48%	221,651
2006*	10.000000	10.216091	2.16%	137,101
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.990572	11.697730	30.11%	596,515
2012	7.849255	8.990572	14.54%	853,962
2011	8.204802	7.849255	-4.33%	1,137,810
2010	7.555705	8.204802	8.59%	1,201,321
2009	5.908398	7.555705	27.88%	1,214,659
2008	9.749596	5.908398	-39.40%	1,211,110
2007*	10.000000	9.749596	-2.50%	316,491
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	145
2011	15.583969	15.831907	1.59%	154
2010	14.074796	15.583969	10.72%	332
2009	9.851999	14.074796	42.86%	342
2008	13.982184	9.851999	-29.54%	354
2007	13.856713	13.982184	0.91%	372
2006	12.802753	13.856713	8.23%	388
2005	12.779081	12.802753	0.19%	742
2004	11.862127	12.779081	7.73%	13,005

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.343914	21.638154	32.39%	87,119
2012	14.135318	16.343914	15.62%	156,316
2011	14.823207	14.135318	-4.64%	205,204
2010	13.121885	14.823207	12.97%	241,070
2009	10.454779	13.121885	25.51%	170,978
2008	17.019524	10.454779	-38.57%	239,048
2007	17.861184	17.019524	-4.71%	723,331
2006	15.794855	17.861184	13.08%	476,193
2005	15.527344	15.794855	1.72%	78,208
2004	13.552853	15.527344	14.57%	1,341
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.483640	11.915168	40.45%	1,144
2012	7.421099	8.483640	14.32%	2,159
2011	8.584485	7.421099	-13.55%	5,138
2010	7.603174	8.584485	12.91%	6,617
2009	5.079792	7.603174	49.67%	5,141
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.752647	13.222171	35.58%	331,575
2012	8.948768	9.752647	8.98%	600,696
2011	9.453736	8.948768	-5.34%	785,481
2010	7.818986	9.453736	20.91%	936,410
2009	6.087288	7.818986	28.45%	1,560,042
2008*	10.000000	6.087288	-39.13%	1,811,004
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	4,717
2010	7.990243	8.987924	12.49%	4,717
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.462682	11.738363	12.19%	365,359
2012	9.628146	10.462682	8.67%	509,653
2011	9.973398	9.628146	-3.46%	720,941
2010	9.231775	9.973398	8.03%	726,285
2009	7.873896	9.231775	17.25%	382,045
2008*	10.000000	7.873896	-21.26%	391,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.044574	11.916848	18.64%	1,567,570
2012	9.033388	10.044574	11.19%	1,639,763
2011	9.561116	9.033388	-5.52%	1,692,557
2010	8.693971	9.561116	9.97%	1,679,709
2009	7.155840	8.693971	21.49%	609,849
2008*	10.000000	7.155840	-28.44%	658,678

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.878184	11.169368	2.68%	111,385
2012	10.342256	10.878184	5.18%	101,214
2011	10.421908	10.342256	-0.76%	160,510
2010	9.972650	10.421908	4.50%	50,120
2009	9.017623	9.972650	10.59%	17,594
2008*	10.000000	9.017623	-9.82%	17,594
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.264140	11.831720	15.27%	777,627
2012	9.335399	10.264140	9.95%	799,686
2011	9.767952	9.335399	-4.43%	865,636
2010	8.963277	9.767952	8.98%	1,043,635
2009	7.511606	8.963277	19.33%	289,271
2008*	10.000000	7.511606	-24.88%	232,024
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.759166	11.867707	21.61%	465,441
2012	8.704464	9.759166	12.12%	1,449,854
2011	9.331274	8.704464	-6.72%	1,554,523
2010	8.415919	9.331274	10.88%	1,555,912
2009	6.794850	8.415919	23.86%	210,997
2008*	10.000000	6.794850	-32.05%	180,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.652325	11.594761	8.85%	83,091
2012	9.893273	10.652325	7.67%	116,595
2011	10.137580	9.893273	-2.41%	160,958
2010	9.501879	10.137580	6.69%	111,118
2009	8.251709	9.501879	15.15%	87,722
2008*	10.000000	8.251709	-17.48%	95,745
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.871478	11.368969	-4.23%	232,151
2012	11.288265	11.871478	5.17%	277,828
2011	10.858224	11.288265	3.96%	362,461
2010	10.392365	10.858224	4.48%	481,308
2009	9.780422	10.392365	6.26%	720,146
2008*	10.000000	9.780422	-2.20%	831

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.829222	12.296182	-4.15%	3,356
2012	12.240525	12.829222	4.81%	2,283
2011	11.795397	12.240525	3.77%	2,808
2010	11.149811	11.795397	5.79%	8,504
2009	9.786216	11.149811	13.93%	1,816
2008*	10.000000	9.786216	-2.14%	1,527
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	856
2009	19.759512	31.532852	59.58%	936
2008	48.003108	19.759512	-58.84%	936
2007	33.791817	48.003108	42.06%	1,061
2006	25.332516	33.791817	33.39%	1,175
2005	19.562478	25.332516	29.50%	2,207
2004	16.599720	19.562478	17.85%	2,207
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.449973	11.688212	-6.12%	359,980
2012	12.346802	12.449973	0.84%	504,489
2011	11.763830	12.346802	4.96%	587,348
2010	11.473635	11.763830	2.53%	772,718
2009	11.418724	11.473635	0.48%	1,262,406
2008	10.833282	11.418724	5.40%	1,516,634
2007	10.332904	10.833282	4.84%	1,368,650
2006	10.217896	10.332904	1.13%	655,757
2005	10.111774	10.217896	1.05%	101,803
2004	10.007485	10.111774	1.04%	24,116
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.549373	8.684487	15.04%	2,112
2012	6.696046	7.549373	12.74%	3,729
2011	7.603263	6.696046	-11.93%	5,925
2010	6.876080	7.603263	10.58%	8,546
2009	5.428443	6.876080	26.67%	8,419
2008*	10.000000	5.428443	-45.72%	4,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.400722	9.947346	18.41%	2,409
2012	7.262970	8.400722	15.67%	2,284
2011	8.516680	7.262970	-14.72%	3,411
2010	8.104100	8.516680	5.09%	3,540
2009	6.439806	8.104100	25.84%	6,918
2008	11.565008	6.439806	-44.32%	6,774
2007	10.805966	11.565008	7.02%	5,563
2006*	10.000000	10.805966	8.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.552359	21.854938	24.51%	571,335
2012	15.477474	17.552359	13.41%	739,927
2011	16.464175	15.477474	-5.99%	1,105,234
2010	14.678362	16.464175	12.17%	1,215,181
2009	11.792638	14.678362	24.47%	1,385,263
2008	19.083119	11.792638	-38.20%	1,523,686
2007	18.407926	19.083119	3.67%	1,479,950
2006	16.096090	18.407926	14.36%	1,310,365
2005	15.239947	16.096090	5.62%	967,960
2004	13.658870	15.239947	11.58%	113,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.025523	14.456487	10.99%	74,861
2012	12.170096	13.025523	7.03%	39,420
2011	12.327843	12.170096	-1.28%	31,555
2010	11.472614	12.327843	7.45%	17,562
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.039375	16.415705	16.93%	166,773
2012	12.782689	14.039375	9.83%	173,808
2011	13.186361	12.782689	-3.06%	186,491
2010	12.028785	13.186361	9.62%	210,987
2009*	10.000000	12.028785	20.29%	10,898
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.489681	12.811652	2.58%	153,979
2012	12.136632	12.489681	2.91%	161,074
2011	12.049500	12.136632	0.72%	178,674
2010	11.628939	12.049500	3.62%	153,987
2009	10.894700	11.628939	6.74%	155,966
2008	11.847685	10.894700	-8.04%	163,356
2007	11.491072	11.847685	3.10%	143,554
2006	11.061038	11.491072	3.89%	91,800
2005	10.941575	11.061038	1.09%	86,978
2004	10.684865	10.941575	2.40%	32,233
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.687136	6.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.260369	17.415214	14.12%	2,369,677
2012	14.074710	15.260369	8.42%	3,104,267
2011	14.389123	14.074710	-2.19%	4,314,233
2010	13.258157	14.389123	8.53%	5,946,774
2009	11.373158	13.258157	16.57%	6,410,462
2008	15.133667	11.373158	-24.85%	6,852,484
2007	14.639493	15.133667	3.38%	6,692,140
2006	13.434960	14.639493	8.97%	4,646,722
2005	13.032810	13.434960	3.09%	1,974,215
2004	12.159586	13.032810	7.18%	166,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.715505	20.016368	19.75%	1,293,185
2012	15.017217	16.715505	11.31%	3,199,557
2011	15.679972	15.017217	-4.23%	4,099,369
2010	14.201595	15.679972	10.41%	4,707,626
2009	11.667610	14.201595	21.72%	5,034,668
2008	17.380205	11.667610	-32.87%	5,354,498
2007	16.734925	17.380205	3.86%	5,436,840
2006	14.930572	16.734925	12.08%	4,494,825
2005	14.249883	14.930572	4.78%	2,186,636
2004	12.991820	14.249883	9.68%	108,098
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.026830	15.165754	8.12%	350,128
2012	13.268954	14.026830	5.71%	476,577
2011	13.285812	13.268954	-0.13%	899,408
2010	12.512027	13.285812	6.18%	1,102,878
2009	11.161635	12.512027	12.10%	1,174,002
2008	13.426978	11.161635	-16.87%	1,289,805
2007	12.963992	13.426978	3.57%	1,121,993
2006	12.218869	12.963992	6.10%	521,387
2005	11.950488	12.218869	2.25%	324,761
2004	11.397119	11.950488	4.86%	58,158
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.085423	20.117464	33.36%	105,354
2012	13.019223	15.085423	15.87%	189,065
2011	13.645142	13.019223	-4.59%	330,488
2010	12.850326	13.645142	6.19%	411,662
2009*	10.000000	12.850326	28.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.550669	29.358496	30.19%	5,492
2012	19.619205	22.550669	14.94%	10,762
2011	20.572894	19.619205	-4.64%	13,132
2010	16.659428	20.572894	23.49%	25,022
2009	12.449566	16.659428	33.82%	25,173
2008	20.025742	12.449566	-37.83%	19,170
2007	19.029607	20.025742	5.23%	32,535
2006	17.696534	19.029607	7.53%	29,316
2005	16.132305	17.696534	9.70%	18,714
2004	14.245585	16.132305	13.24%	5,591
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.382613	9.180892	-2.15%	135,911
2012	9.589344	9.382613	-2.16%	247,567
2011	9.799448	9.589344	-2.14%	344,866
2010	10.014756	9.799448	-2.15%	426,051
2009	10.230509	10.014756	-2.11%	669,943
2008	10.244899	10.230509	-0.14%	819,448
2007	9.992347	10.244899	2.53%	720,959
2006	9.768744	9.992347	2.29%	250,608
2005	9.723367	9.768744	0.47%	144,208
2004	9.857035	9.723367	-1.36%	11,127
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.372269	13.905116	-3.25%	32,136
2012	13.085829	14.372269	9.83%	45,374
2011	12.669703	13.085829	3.28%	44,851
2010	11.708373	12.669703	8.21%	52,764
2009	9.620128	11.708373	21.71%	37,973
2008	11.886963	9.620128	-19.07%	41,586
2007	11.612491	11.886963	2.36%	24,861
2006	11.319271	11.612491	2.59%	7,970
2005	11.320492	11.319271	-0.01%	8,559
2004	10.859641	11.320492	4.24%	7,997
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.948602	10.601854	18.47%	435,123
2013	8.948602	10.601854	18.47%	435,123
2012	7.916925	8.948602	13.03%	743,214
2011	8.952102	7.916925	-11.56%	904,005
2010	8.038841	8.952102	11.36%	987,304
2009	6.035998	8.038841	33.18%	1,437,226
2008*	10.000000	6.035998	-39.64%	1,530,589

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	374
2009	11.092494	14.056808	26.72%	374
2008	21.181995	11.092494	-47.63%	374
2007	21.079128	21.181995	0.49%	374
2006	17.598462	21.079128	19.78%	374
2005	16.087846	17.598462	9.39%	374
2004	13.701048	16.087846	17.42%	374
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.637576	12.675861	31.53%	157,462
2012	8.480971	9.637576	13.64%	281,334
2011	8.956444	8.480971	-5.31%	412,184
2010	7.934473	8.956444	12.88%	499,141
2009	6.268781	7.934473	26.57%	941,490
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.099031	12.022173	32.13%	17,956
2012	7.908241	9.099031	15.06%	15,692
2011	8.606015	7.908241	-8.11%	33,154
2010	7.800703	8.606015	10.32%	47,309
2009	6.256962	7.800703	24.67%	55,600
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.944282	13.487189	35.63%	191,820
2012	8.865053	9.944282	12.17%	359,388
2011	9.481495	8.865053	-6.50%	490,963
2010	7.661708	9.481495	23.75%	596,327
2009	6.179627	7.661708	23.98%	830,040
2008*	10.000000	6.179627	-38.20%	578,197
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.830592	14.378908	32.76%	212,573
2012	9.513974	10.830592	13.84%	396,174
2011	9.953671	9.513974	-4.42%	521,387
2010	8.502885	9.953671	17.06%	594,750
2009	6.660337	8.502885	27.66%	836,984
2008*	10.000000	6.660337	-33.40%	1,140,152

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.750783	20.777610	40.86%	1,441
2012	13.330323	14.750783	10.66%	1,991
2011	13.740977	13.330323	-2.99%	2,938
2010	11.224708	13.740977	22.42%	3,297
2009	9.019312	11.224708	24.45%	3,673
2008	17.241595	9.019312	-47.69%	4,770
2007	16.093557	17.241595	7.13%	9,907
2006	15.969547	16.093557	0.78%	145
2005	15.147588	15.969547	5.43%	145
2004	13.679047	15.147588	10.74%	145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	933
2011	20.114343	18.609309	-7.48%	1,283
2010	16.253001	20.114343	23.76%	1,204
2009	13.197321	16.253001	23.15%	4,501
2008	19.923089	13.197321	-33.76%	462
2007	21.950219	19.923089	-9.24%	708
2006	19.156088	21.950219	14.59%	6,885
2005	19.046007	19.156088	0.58%	3,743
2004	16.636732	19.046007	14.48%	3,776
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.422430	28.087212	37.53%	3,017
2012	18.114007	20.422430	12.74%	5,852
2011	19.651678	18.114007	-7.82%	6,588
2010	16.069084	19.651678	22.29%	9,723
2009	12.216178	16.069084	31.54%	10,405
2008	20.253200	12.216178	-39.68%	110,768
2007	20.315831	20.253200	-0.31%	89,529
2006	18.577749	20.315831	9.36%	95,008
2005	16.949645	18.577749	9.61%	17,805
2004	14.582719	16.949645	16.23%	6,559
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.618193	18.708276	27.98%	246,778
2012	13.122958	14.618193	11.39%	413,419
2011	13.360187	13.122958	-1.78%	553,743
2010	12.058938	13.360187	10.79%	669,542
2009	9.815428	12.058938	22.86%	1,050,216
2008	17.180693	9.815428	-42.87%	1,271,923
2007	16.275551	17.180693	5.56%	1,067,074
2006	14.666668	16.275551	10.97%	627,694
2005	14.002235	14.666668	4.75%	71,993
2004	13.064320	14.002235	7.18%	308

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.579126	10.631183	0.49%	24,187
2012	9.354492	10.579126	13.09%	30,079
2011	9.006700	9.354492	3.86%	4,175
2010	7.090025	9.006700	27.03%	10,625
2009	5.551826	7.090025	27.71%	8,019
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.631459	16.31%	251
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.335646	10.124076	-2.05%	37,831
2012	10.203793	10.335646	1.29%	50,962
2011	10.293761	10.203793	-0.87%	68,370
2010	10.271377	10.293761	0.22%	87,857
2009	9.800278	10.271377	4.81%	87,659
2008*	10.000000	9.800278	-2.00%	15,286
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.402022	15.749135	17.51%	313,952
2012	11.455869	13.402022	16.99%	537,347
2011	13.368509	11.455869	-14.31%	650,444
2010	12.846780	13.368509	4.06%	673,138
2009*	10.000000	12.846780	28.47%	1,091,189
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.950491	9.796615	-1.55%	135,344
2012	9.721973	9.950491	2.35%	216,610
2011	9.906396	9.721973	-1.86%	312,571
2010	9.615846	9.906396	3.02%	409,538
2009	8.671443	9.615846	10.89%	645,402
2008	10.236686	8.671443	-15.29%	1,239,674
2007	9.986333	10.236686	2.51%	1,294,061
2006	9.793625	9.986333	1.97%	606,225
2005	9.865822	9.793625	-0.73%	16,371
2004	10.004642	9.865822	-1.39%	4,869

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.917203	18.433061	42.70%	172
2012	12.131532	12.917203	6.48%	365
2011	12.530438	12.131532	-3.18%	396
2010	10.705927	12.530438	17.04%	401
2009	8.913097	10.705927	20.11%	406
2008	15.050165	8.913097	-40.78%	339
2007	15.303930	15.050165	-1.66%	155
2006	14.858935	15.303930	2.99%	0
2005	14.756874	14.858935	0.69%	0
2004	13.480020	14.756874	9.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.622947	21.035752	34.65%	10,119
2012	14.387365	15.622947	8.59%	11,953
2011	15.170175	14.387365	-5.16%	19,621
2010	12.619090	15.170175	20.22%	17,115
2009	9.812617	12.619090	28.60%	16,781
2008	16.560730	9.812617	-40.75%	17,802
2007	15.729072	16.560730	5.29%	1,308,557
2006	14.136584	15.729072	11.27%	775,568
2005	13.519222	14.136584	4.57%	79,920
2004	12.196540	13.519222	10.84%	2,553
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
2004	15.051058	17.507912	16.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.135959	9.881618	-2.51%	950
2012*	10.000000	10.135959	1.36%	1,065
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.641602	20.117327	28.61%	263,500
2012	13.709058	15.641602	14.10%	446,619
2011	14.053857	13.709058	-2.45%	614,876
2010	12.400019	14.053857	13.34%	732,033
2009	9.900851	12.400019	25.24%	1,055,909
2008	16.487121	9.900851	-39.95%	1,153,264
2007	16.179663	16.487121	1.90%	1,042,640
2006	14.407783	16.179663	12.30%	746,793
2005	13.924063	14.407783	3.47%	114,437
2004	13.037602	13.924063	6.80%	10,268

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.911475	30.150620	37.60%	7,036
2012	19.031177	21.911475	15.13%	8,128
2011	19.923293	19.031177	-4.48%	10,761
2010	16.545827	19.923293	20.41%	13,979
2009	12.353254	16.545827	33.94%	17,814
2008	20.364636	12.353254	-39.34%	334,515
2007	21.108468	20.364636	-3.52%	212,907
2006	18.813314	21.108468	12.20%	114,736
2005	17.523041	18.813314	7.36%	8,035
2004	15.025969	17.523041	16.62%	1,558
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.460232	11.187797	-2.38%	202,835
2012	11.075823	11.460232	3.47%	275,221
2011	11.205585	11.075823	-1.16%	287,735
2010	10.887208	11.205585	2.92%	353,317
2009*	10.000000	10.887208	8.87%	461,716
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.657042	10.197784	-4.31%	40,581
2012	9.946827	10.657042	7.14%	37,002
2011*	10.000000	9.946827	-0.53%	12,554
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	1,201
2010	10.892182	12.190586	11.92%	8,023
2009	8.575104	10.892182	27.02%	8,475
2008	14.296059	8.575104	-40.02%	8,505
2007	15.551102	14.296059	-8.07%	11,875
2006	13.710342	15.551102	13.43%	11,875
2005	13.314578	13.710342	2.97%	11,874
2004	12.246297	13.314578	8.72%	7,875

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0
2004	12.614446	14.342384	13.70%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.881175	19.522153	40.64%	0
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	471
2006	12.418857	12.813104	3.17%	471
2005	12.007364	12.418857	3.43%	818
2004	11.683193	12.007364	2.77%	987
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.755656	11.436161	-2.72%	5,167
2012	11.003070	11.755656	6.84%	5,632
2011	10.667727	11.003070	3.14%	10,779
2010	10.202356	10.667727	4.56%	12,396
2009	9.532302	10.202356	7.03%	15,735
2008	10.879266	9.532302	-12.38%	818,992
2007	10.568123	10.879266	2.94%	1,091,939
2006	10.428329	10.568123	1.34%	479,817
2005	10.253466	10.428329	1.71%	55,942
2004	10.068654	10.253466	1.84%	3,171

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	0
2006	14.776404	16.021737	8.43%	0
2005	13.465936	14.776404	9.73%	1,241
2004	12.501729	13.465936	7.71%	1,241
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.498174	22.782777	47.00%	2,401
2012	14.683773	15.498174	5.55%	3,681
2011	15.728823	14.683773	-6.64%	4,802
2010	12.679469	15.728823	24.05%	6,212
2009	8.489079	12.679469	49.36%	1,218

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.893630	20.921291	31.63%	510
2012	13.861606	15.893630	14.66%	978
2011	13.361659	13.861606	3.74%	1,042
2010	12.111837	13.361659	10.32%	172
2009	10.290345	12.111837	17.70%	203
2008	17.742577	10.290345	-42.00%	232
2007	17.302913	17.742577	2.54%	259
2006	15.122568	17.302913	14.42%	288
2005	14.782348	15.122568	2.30%	324
2004	13.589780	14.782348	8.78%	639
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.232804	29.927338	34.61%	41,459
2012	19.189871	22.232804	15.86%	40,355
2011	21.472153	19.189871	-10.63%	4,410
2010	17.343216	21.472153	23.81%	3,758
2009	12.430721	17.343216	39.52%	4,405
2008	19.782804	12.430721	-37.16%	985
2007	19.925923	19.782804	-0.72%	223
2006	17.839372	19.925923	11.70%	246
2005	17.105145	17.839372	4.29%	272
2004	14.688140	17.105145	16.46%	319
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.827122	12.376204	-10.49%	100,929
2012	13.166455	13.827122	5.02%	96,524
2011	12.046846	13.166455	9.29%	75,755
2010	11.717924	12.046846	2.81%	105,037
2009	10.871059	11.717924	7.79%	175,812
2008	11.295044	10.871059	-3.75%	144,158
2007	10.548990	11.295044	7.07%	115,458
2006	10.617105	10.548990	-0.64%	56,673
2005	10.688249	10.617105	-0.67%	36,154
2004	10.328516	10.688249	3.48%	15,750
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.433078	20.449498	32.50%	940
2012	13.787689	15.433078	11.93%	1,020
2011	13.705626	13.787689	0.60%	1,020
2010	12.307762	13.705626	11.36%	1,200
2009	10.685450	12.307762	15.18%	1,200
2008	16.739842	10.685450	-36.17%	6,269
2007	17.193049	16.739842	-2.64%	5,869
2006	15.048456	17.193049	14.25%	5,623
2005	14.720985	15.048456	2.22%	5,657
2004	13.370750	14.720985	10.10%	5,628

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.027459	19.091446	27.04%	10,238
2012	13.220882	15.027459	13.66%	11,398
2011	13.632612	13.220882	-3.02%	8,609
2010	11.715784	13.632612	16.36%	217,849
2009	9.228892	11.715784	26.95%	27,804
2008	12.500560	9.228892	-26.17%	208,209
2007	13.101121	12.500560	-4.58%	20,819
2006	11.141491	13.101121	17.59%	1,906
2005*	10.000000	11.141491	11.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.054196	14.607535	11.90%	24,706
2012	12.138691	13.054196	7.54%	11,422
2011	12.880041	12.138691	-5.76%	27,746
2010	11.998434	12.880041	7.35%	25,699
2009*	10.000000	11.998434	19.98%	1,946
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.248661	30.618868	37.62%	45,754
2012	19.656053	22.248661	13.19%	13,257
2011	19.984863	19.656053	-1.65%	19,559
2010	16.239741	19.984863	23.06%	21,206
2009	13.281286	16.239741	22.28%	13,525
2008	19.657546	13.281286	-32.44%	16,950
2007	20.234801	19.657546	-2.85%	15,563
2006	18.082798	20.234801	11.90%	12,466
2005	17.241182	18.082798	4.88%	6,400
2004	14.463524	17.241182	19.20%	6,049
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.007451	20.619086	28.81%	17,498
2012	14.174868	16.007451	12.93%	17,080
2011	14.261960	14.174868	-0.61%	22,347
2010	12.731742	14.261960	12.02%	25,854
2009	10.328190	12.731742	23.27%	25,418
2008	16.849197	10.328190	-38.70%	28,285
2007	16.411152	16.849197	2.67%	26,995
2006	14.564544	16.411152	12.68%	17,871
2005	14.259003	14.564544	2.14%	7,092
2004	13.211949	14.259003	7.93%	3,924

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.520104	19.521429	18.17%	10,716
2012	15.337686	16.520104	7.71%	12,783
2011	14.421564	15.337686	6.35%	13,480
2010	12.817388	14.421564	12.52%	8,802
2009	10.722248	12.817388	19.54%	5,913
2008	15.600591	10.722248	-31.27%	4,702
2007	14.930425	15.600591	4.49%	5,462
2006	13.136216	14.930425	13.66%	3,959
2005	12.899690	13.136216	1.83%	11,851
2004	12.586152	12.899690	2.49%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0
2005	14.868836	15.350735	3.24%	0
2004	13.691033	14.868836	8.60%	281
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	5
2008	16.287932	11.203339	-31.22%	4,441
2007	15.191610	16.287932	7.22%	4,615
2006	13.415167	15.191610	13.24%	4,694
2005	13.487425	13.415167	-0.54%	4,715
2004	12.875363	13.487425	4.75%	4,575
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.756627	12.569598	-1.47%	6,481
2012	11.918438	12.756627	7.03%	14,106
2011	11.947988	11.918438	-0.25%	15,960
2010	11.282294	11.947988	5.90%	16,112
2009	9.600863	11.282294	17.51%	19,770
2008	10.618872	9.600863	-9.59%	16,120
2007	10.328144	10.618872	2.81%	15,717
2006	10.161522	10.328144	1.64%	11,694
2005	10.287941	10.161522	-1.23%	11,082
2004	10.181373	10.287941	1.05%	3,575

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.545176	13.888325	10.71%	43,356
2012	11.496399	12.545176	9.12%	46,541
2011	11.804893	11.496399	-2.61%	65,138
2010	10.724769	11.804893	10.07%	45,720
2009	8.846750	10.724769	21.23%	31,334
2008	12.088438	8.846750	-26.82%	31,078
2007	11.401552	12.088438	6.02%	19,124
2006	10.638142	11.401552	7.18%	0
2005*	10.000000	10.638142	6.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.686185	14.347007	13.09%	123,932
2012	11.472664	12.686185	10.58%	130,288
2011	11.877674	11.472664	-3.41%	144,269
2010	10.622572	11.877674	11.82%	148,441
2009	8.449381	10.622572	25.72%	118,753
2008	12.856848	8.449381	-34.28%	97,079
2007	11.955939	12.856848	7.54%	20,448
2006	10.943211	11.955939	9.25%	647
2005*	10.000000	10.943211	9.43%	647
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	441
2010	10.377045	11.761641	13.34%	457
2009	8.088554	10.377045	28.29%	1,205
2008	13.377180	8.088554	-39.53%	1,640
2007	12.315172	13.377180	8.62%	2,823
2006	11.150275	12.315172	10.45%	0
2005*	10.000000	11.150275	11.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.406781	18.706175	21.42%	27,738
2012	15.042052	15.406781	2.42%	34,343
2011	16.223362	15.042052	-7.28%	162,052
2010	13.921125	16.223362	16.54%	33,778
2009	9.645606	13.921125	44.33%	61,272
2008	21.632225	9.645606	-55.41%	45,828
2007	15.188855	21.632225	42.42%	181,714
2006	13.316891	15.188855	14.06%	24,861
2005*	10.000000	13.316891	33.17%	12,823

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.993367	19.994366	25.02%	30,459
2012	13.971141	15.993367	14.47%	36,762
2011	14.191850	13.971141	-1.56%	76,045
2010	12.627209	14.191850	12.39%	76,133
2009	9.940652	12.627209	27.03%	70,340
2008	17.774541	9.940652	-44.07%	78,274
2007	17.948222	17.774541	-0.97%	70,433
2006	15.301338	17.948222	17.30%	74,628
2005	14.819023	15.301338	3.25%	58,303
2004	13.622069	14.819023	8.79%	33,920
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.802459	21.018865	33.01%	12,614
2012	14.124403	15.802459	11.88%	69,839
2011	14.446158	14.124403	-2.23%	177,649
2010	11.925214	14.446158	21.14%	19,088
2009	9.528748	11.925214	25.15%	12,474
2008	18.491861	9.528748	-48.47%	72,491
2007	14.929730	18.491861	23.86%	160,592
2006	14.323296	14.929730	4.23%	5,140
2005	13.880736	14.323296	3.19%	4,240
2004	13.763249	13.880736	0.85%	1,380
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.069669	12.517818	-4.22%	126,453
2012	12.655223	13.069669	3.27%	132,268
2011	12.088622	12.655223	4.69%	134,548
2010	11.493027	12.088622	5.18%	164,895
2009	10.177160	11.493027	12.93%	258,644
2008	10.779227	10.177160	-5.59%	236,150
2007	10.590479	10.779227	1.78%	277,458
2006	10.397935	10.590479	1.85%	73,807
2005	10.433491	10.397935	-0.34%	13,120
2004	10.239169	10.433491	1.90%	1,027
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.650595	32.756258	32.88%	27,798
2012	22.002291	24.650595	12.04%	37,490
2011	25.235136	22.002291	-12.81%	41,585
2010	20.068370	25.235136	25.75%	123,282
2009	14.682911	20.068370	36.68%	41,879
2008	24.860134	14.682911	-40.94%	69,722
2007	22.041575	24.860134	12.79%	44,120
2006	20.049309	22.041575	9.94%	147,070
2005	17.369523	20.049309	15.43%	85,777
2004	14.247191	17.369523	21.92%	7,099

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.731695	22.573278	27.30%	444
2012	15.062032	17.731695	17.72%	444
2011	18.631126	15.062032	-19.16%	444
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
2005	16.292325	18.928040	16.18%	0
2004	14.701409	16.292325	10.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.940558	15.199331	27.29%	20,875
2012	10.136764	11.940558	17.79%	19,034
2011	12.546297	10.136764	-19.21%	16,121
2010	11.369970	12.546297	10.35%	16,118
2009	9.212193	11.369970	23.42%	20,754
2008	16.804895	9.212193	-45.18%	12,831
2007	14.680445	16.804895	14.47%	16,474
2006	12.740304	14.680445	15.23%	12,377
2005	10.970005	12.740304	16.14%	5,448
2004*	10.000000	10.970005	9.70%	930
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.579649	27.475559	27.32%	240
2012	17.366076	21.579649	24.26%	1,002
2011	19.520264	17.366076	-11.04%	1,833
2010	15.798048	19.520264	23.56%	1,833
2009	10.278836	15.798048	53.69%	1,833
2008	21.576474	10.278836	-52.36%	1,977
2007	20.925880	21.576474	3.11%	2,186
2006	18.442873	20.925880	13.46%	2,179
2005	18.409756	18.442873	0.18%	1,888
2004	16.535416	18.409756	11.34%	2,098
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.783808	11.843193	21.05%	85,579
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	1,580
2010	8.353912	9.008016	7.83%	1,892
2009	6.557922	8.353912	27.39%	2,806
2008*	10.000000	6.557922	-34.42%	1,237

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.436769	13.858930	11.44%	20,197
2012	11.288871	12.436769	10.17%	17,614
2011	11.273453	11.288871	0.14%	17,552
2010	10.230415	11.273453	10.20%	17,073
2009	7.714445	10.230415	32.61%	20,571
2008	11.213757	7.714445	-31.21%	25,990
2007	11.052167	11.213757	1.46%	37,893
2006*	10.000000	11.052167	10.52%	165,082
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.178468	21.788698	26.84%	2,912
2012	15.689108	17.178468	9.49%	10,287
2011	15.133402	15.689108	3.67%	47,505
2010	12.825770	15.133402	17.99%	51,838
2009	11.175941	12.825770	14.76%	59,501
2008	15.675886	11.175941	-28.71%	66,395
2007	16.473253	15.675886	-4.84%	77,188
2006	14.380383	16.473253	14.55%	87,717
2005	14.215839	14.380383	1.16%	71,784
2004	13.095257	14.215839	8.56%	32,893
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.759468	30.325331	33.24%	16,397
2012	19.657896	22.759468	15.78%	22,006
2011	20.884584	19.657896	-5.87%	30,733
2010	16.653826	20.884584	25.40%	31,354
2009	13.184473	16.653826	26.31%	56,792
2008	20.127009	13.184473	-34.49%	77,985
2007	21.084166	20.127009	-4.54%	19,286
2006	18.427835	21.084166	14.41%	27,243
2005	17.322439	18.427835	6.38%	28,405
2004	14.313081	17.322439	21.03%	13,013
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	514
2005	15.855521	17.084693	7.75%	565
2004	13.677756	15.855521	15.92%	612
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.848043	-1.52%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.934761	11.941880	20.20%	3,691
2012	8.908419	9.934761	11.52%	3,884
2011	10.298226	8.908419	-13.50%	4,725
2010*	10.000000	10.298226	2.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.100487	16.902209	29.02%	4,131
2012	10.924093	13.100487	19.92%	482
2011	11.272012	10.924093	-3.09%	784
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.586119	13.106301	36.72%	356
2012*	10.000000	9.586119	-4.14%	1,663
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.680111	12.932599	33.60%	10,630
2012*	10.000000	9.680111	-3.20%	13,423
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.253920	16.220172	22.38%	9,090
2012	11.372019	13.253920	16.55%	89,083
2011	12.530308	11.372019	-9.24%	185,467
2010	11.789219	12.530308	6.29%	26,468
2009*	10.000000	11.789219	17.89%	20,504
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.749390	11.616749	8.07%	30,439
2012*	10.000000	10.749390	7.49%	35,800
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.006763	12.716657	27.08%	1,032
2012*	10.000000	10.006763	0.07%	404

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.441431	20.435769	17.17%	3,237
2012	15.730712	17.441431	10.88%	11,734
2011	15.868770	15.730712	-0.87%	8,447
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
2005	12.136389	12.779504	5.30%	0
2004	11.459039	12.136389	5.91%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.033088	25.643905	28.01%	21,209
2012	16.538740	20.033088	21.13%	69,677
2011	18.171475	16.538740	-8.99%	26,010
2010	17.449390	18.171475	4.14%	26,979
2009	12.219126	17.449390	42.80%	52,719
2008	22.436096	12.219126	-45.54%	150,267
2007	16.791689	22.436096	33.61%	8,249
2006	15.734038	16.791689	6.72%	1,033
2005	14.292242	15.734038	10.09%	1,033
2004	12.387775	14.292242	15.37%	1,033
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.898641	13.107199	32.41%	159
2012*	10.000000	9.898641	-1.01%	4,832
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.198864	31.517293	11.77%	4,202
2012	25.476788	28.198864	10.68%	4,740
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
2005	16.610606	21.435594	29.05%	0
2004	14.310066	16.610606	16.08%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.998582	20.349301	27.19%	413
2012	14.020274	15.998582	14.11%	5,200
2011	14.282139	14.020274	-1.83%	5,256
2010	13.020922	14.282139	9.69%	1,509
2009	9.571679	13.020922	36.04%	1,543
2008	15.530665	9.571679	-38.37%	7,231
2007	14.304834	15.530665	8.57%	7,510
2006	13.630148	14.304834	4.95%	7,368
2005	13.370721	13.630148	1.94%	6,838
2004	12.544352	13.370721	6.59%	6,377

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.165760	14.040316	38.11%	150
2012*	10.000000	10.165760	1.66%	132
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.862377	23.688108	32.61%	61,421
2012	15.761758	17.862377	13.33%	73,162
2011	16.191113	15.761758	-2.65%	94,220
2010	14.885481	16.191113	8.77%	212,315
2009	12.429695	14.885481	19.76%	126,310
2008	18.897248	12.429695	-34.22%	36,888
2007	17.960754	18.897248	5.21%	23,527
2006	15.238732	17.960754	17.86%	27,099
2005	14.634123	15.238732	4.13%	3,141
2004	13.031295	14.634123	12.30%	2,063
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.637191	14.526499	24.83%	63,393
2012	10.264305	11.637191	13.38%	8,301
2011	10.684664	10.264305	-3.93%	5,717
2010*	10.000000	10.684664	6.85%	306
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.042183	12.709775	26.56%	511
2012	9.024919	10.042183	11.27%	526
2011*	10.000000	9.024919	-9.75%	907
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.053604	19.385574	28.78%	43,240
2012	13.450060	15.053604	11.92%	57,446
2011	13.685425	13.450060	-1.72%	61,360
2010	12.366653	13.685425	10.66%	65,248
2009*	10.000000	12.366653	23.67%	1,119
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.953289	13.206766	20.57%	912,111
2012	9.679028	10.953289	13.17%	816,698
2011	9.805182	9.679028	-1.29%	829,739
2010	8.950048	9.805182	9.55%	855,924
2009	7.415149	8.950048	20.70%	822,329
2008	10.797061	7.415149	-31.32%	611,811
2007	10.402421	10.797061	3.79%	264,500
2006*	10.000000	10.402421	4.02%	74,239

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.124682	10.599899	-4.72%	270,936
2012	10.837297	11.124682	2.65%	238,787
2011	10.480500	10.837297	3.40%	238,705
2010	10.110557	10.480500	3.66%	269,621
2009	9.217980	10.110557	9.68%	230,364
2008	10.457773	9.217980	-11.86%	131,408
2007	10.384612	10.457773	0.70%	46,992
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.446637	14.401302	25.81%	22,087
2012	9.587174	11.446637	19.40%	24,585
2011	10.808710	9.587174	-11.30%	32,942
2010	9.929560	10.808710	8.85%	32,355
2009	7.169940	9.929560	38.49%	32,985
2008	11.947796	7.169940	-39.99%	24,258
2007	10.683364	11.947796	11.84%	24,183
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.237758	12.977426	26.76%	31,946
2012	8.916863	10.237758	14.81%	34,798
2011	9.565490	8.916863	-6.78%	41,978
2010	8.274989	9.565490	15.60%	44,038
2009	6.096694	8.274989	35.73%	80,066
2008	11.175007	6.096694	-45.44%	82,631
2007	10.212629	11.175007	9.42%	54,496
2006*	10.000000	10.212629	2.13%	30,173
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.964552	11.657913	30.04%	256,692
2012	7.830551	8.964552	14.48%	284,477
2011	8.189432	7.830551	-4.38%	305,143
2010	7.545396	8.189432	8.54%	345,836
2009	5.903354	7.545396	27.82%	289,134
2008	9.746269	5.903354	-39.43%	158,925
2007*	10.000000	9.746269	-2.54%	57,801
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	1,651
2007	13.829343	13.947395	0.85%	1,651
2006	12.783973	13.829343	8.18%	1,984
2005	12.766844	12.783973	0.13%	3,592
2004	11.856822	12.766844	7.68%	3,933

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.261624	21.518216	32.33%	26,162
2012	14.071359	16.261624	15.57%	32,566
2011	14.763659	14.071359	-4.69%	37,805
2010	13.075858	14.763659	12.91%	44,097
2009	10.423428	13.075858	25.45%	33,886
2008	16.977195	10.423428	-38.60%	42,112
2007	17.825916	16.977195	-4.76%	109,671
2006	15.771695	17.825916	13.02%	51,959
2005	15.512473	15.771695	1.67%	10,524
2004	13.546787	15.512473	14.51%	2,972
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.463422	11.880708	40.38%	9,011
2012	7.407212	8.463422	14.26%	11,055
2011	8.572783	7.407212	-13.60%	13,822
2010	7.596686	8.572783	12.85%	23,242
2009	5.078051	7.596686	49.60%	13,926
2008*	10.000000	5.078051	-49.22%	1,115
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.729364	13.183866	35.51%	171,064
2012	8.931994	9.729364	8.93%	81,485
2011	9.440831	8.931994	-5.39%	95,055
2010	7.812308	9.440831	20.85%	113,326
2009	6.085201	7.812308	28.38%	216,030
2008*	10.000000	6.085201	-39.15%	250,098
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.335710	11.821642	26.63%	18,458
2012	8.218610	9.335710	13.59%	22,534
2011	8.975670	8.218610	-8.43%	22,534
2010	7.983421	8.975670	12.43%	30,476
2009	6.318315	7.983421	26.35%	38,152
2008*	10.000000	6.318315	-36.82%	25,490
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.437720	11.704365	12.14%	270,385
2012	9.610103	10.437720	8.61%	303,267
2011	9.959791	9.610103	-3.51%	391,215
2010	9.223900	9.959791	7.98%	307,600
2009	7.871204	9.223900	17.19%	196,298
2008*	10.000000	7.871204	-21.29%	11,157
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.020638	11.882387	18.58%	795,616
2012	9.016475	10.020638	11.14%	836,693
2011	9.548087	9.016475	-5.57%	841,750
2010	8.686563	9.548087	9.92%	829,633
2009	7.153399	8.686563	21.43%	805,994
2008*	10.000000	7.153399	-28.47%	537,351

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.852280	11.137086	2.62%	289,841
2012	10.322914	10.852280	5.13%	412,485
2011	10.407724	10.322914	-0.81%	444,633
2010	9.964165	10.407724	4.45%	351,276
2009	9.014543	9.964165	10.53%	281,232
2008*	10.000000	9.014543	-9.85%	83,671
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.239715	11.797543	15.21%	589,729
2012	9.317957	10.239715	9.89%	655,007
2011	9.754667	9.317957	-4.48%	853,273
2010	8.955653	9.754667	8.92%	967,935
2009	7.509050	8.955653	19.26%	441,205
2008*	10.000000	7.509050	-24.91%	216,130
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.735914	11.833381	21.54%	190,487
2012	8.688170	9.735914	12.06%	227,260
2011	9.318567	8.688170	-6.76%	376,320
2010	8.408744	9.318567	10.82%	505,860
2009	6.792527	8.408744	23.79%	476,798
2008*	10.000000	6.792527	-32.07%	389,262
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.626957	11.561245	8.79%	155,104
2012	9.874778	10.626957	7.62%	365,037
2011	10.123792	9.874778	-2.46%	420,055
2010	9.493792	10.123792	6.64%	494,465
2009	8.248893	9.493792	15.09%	365,567
2008*	10.000000	8.248893	-17.51%	86,628
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.843194	11.336079	-4.28%	40,421
2012	11.267148	11.843194	5.11%	49,384
2011	10.843428	11.267148	3.91%	40,971
2010	10.383519	10.843428	4.43%	55,237
2009	9.777090	10.383519	6.20%	112,826
2008*	10.000000	9.777090	-2.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.798656	12.260619	-4.20%	22,341
2012	12.217619	12.798656	4.76%	23,946
2011	11.779323	12.217619	3.72%	26,332
2010	11.140309	11.779323	5.74%	31,526
2009	9.782878	11.140309	13.88%	13,217
2008*	10.000000	9.782878	-2.17%	1,765
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	30.852565	30.303154	-1.78%	633
2012	26.966459	30.852565	14.41%	633
2011	35.621849	26.966459	-24.30%	633
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0
2005	19.543748	25.295383	29.43%	0
2004	16.592292	19.543748	17.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.387283	11.623414	-6.17%	109,286
2012	12.290923	12.387283	0.78%	179,538
2011	11.716553	12.290923	4.90%	189,689
2010	11.433372	11.716553	2.48%	314,963
2009	11.384473	11.433372	0.43%	548,850
2008	10.806310	11.384473	5.35%	658,901
2007	10.312477	10.806310	4.79%	282,077
2006	10.202901	10.312477	1.07%	90,441
2005	10.102083	10.202901	1.00%	28,963
2004	10.003007	10.102083	0.99%	8,048
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.531388	8.659376	14.98%	4,611
2012	6.683524	7.531388	12.69%	7,361
2011	7.592916	6.683524	-11.98%	12,930
2010	6.870228	7.592916	10.52%	12,869
2009	5.426594	6.870228	26.60%	20,897
2008*	10.000000	5.426594	-45.73%	3,510
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.372107	9.908397	18.35%	3,604
2012	7.241943	8.372107	15.61%	5,922
2011	8.496374	7.241943	-14.76%	6,229
2010	8.088902	8.496374	5.04%	5,811
2009	6.431015	8.088902	25.78%	5,824
2008	11.555148	6.431015	-44.35%	3,314
2007	10.802306	11.555148	6.97%	4,362
2006*	10.000000	10.802306	8.02%	1,512

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.463989	21.733789	24.45%	1,928
2012	15.407437	17.463989	13.35%	6,907
2011	16.398041	15.407437	-6.04%	11,730
2010	14.626875	16.398041	12.11%	6,993
2009	11.757277	14.626875	24.41%	5,404
2008	19.035645	11.757277	-38.24%	6,306
2007	18.371568	19.035645	3.61%	9,104
2006	16.072489	18.371568	14.30%	9,688
2005	15.225350	16.072489	5.56%	17,170
2004	13.652762	15.225350	11.52%	13,621
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.001097	14.422004	10.93%	12,837
2012	12.153512	13.001097	6.97%	34,184
2011	12.317334	12.153512	-1.33%	13,087
2010	11.468700	12.317334	7.40%	13,255
2009*	10.000000	11.468700	14.69%	13,456
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.013091	16.376602	16.87%	25,358
2012	12.765295	14.013091	9.77%	40,258
2011	13.175134	12.765295	-3.11%	26,307
2010	12.024686	13.175134	9.57%	16,726
2009*	10.000000	12.024686	20.25%	9,402
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.426751	12.740586	2.53%	277,592
2012	12.081680	12.426751	2.86%	331,849
2011	12.001071	12.081680	0.67%	402,386
2010	11.588123	12.001071	3.56%	365,754
2009	10.862009	11.588123	6.68%	429,445
2008	11.818178	10.862009	-8.09%	316,654
2007	11.468347	11.818178	3.05%	146,103
2006	11.044797	11.468347	3.83%	103,648
2005	10.931075	11.044797	1.04%	86,954
2004	10.680075	10.931075	2.35%	7,158
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.683488	6.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.183567	17.318724	14.06%	347,167
2012	14.011054	15.183567	8.37%	440,694
2011	14.331351	14.011054	-2.23%	456,831
2010	13.211670	14.331351	8.47%	517,360
2009	11.339064	13.211670	16.51%	505,255
2008	15.096021	11.339064	-24.89%	502,141
2007	14.610575	15.096021	3.32%	368,115
2006	13.415265	14.610575	8.91%	358,010
2005	13.020330	13.415265	3.03%	243,226
2004	12.154146	13.020330	7.13%	67,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.631340	19.905411	19.69%	170,514
2012	14.949262	16.631340	11.25%	212,177
2011	15.616983	14.949262	-4.28%	290,597
2010	14.151761	15.616983	10.35%	292,896
2009	11.632622	14.151761	21.66%	306,923
2008	17.336966	11.632622	-32.90%	287,854
2007	16.701878	17.336966	3.80%	264,061
2006	14.908678	16.701878	12.03%	343,654
2005	14.236242	14.908678	4.72%	54,209
2004	12.986017	14.236242	9.63%	53,311
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.956215	15.081694	8.06%	183,425
2012	13.208920	13.956215	5.66%	251,271
2011	13.232452	13.208920	-0.18%	172,547
2010	12.468141	13.232452	6.13%	186,300
2009	11.128173	12.468141	12.04%	162,402
2008	13.393572	11.128173	-16.91%	113,218
2007	12.938375	13.393572	3.52%	54,759
2006	12.200939	12.938375	6.04%	30,293
2005	11.939034	12.200939	2.19%	22,740
2004	11.392020	11.939034	4.80%	29,625
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.057173	20.069524	33.29%	66,401
2012	13.001498	15.057173	15.81%	86,466
2011	13.633525	13.001498	-4.64%	104,268
2010	12.845949	13.633525	6.13%	129,339
2009*	10.000000	12.845949	28.46%	1,795

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.437147	29.195791	30.12%	2,576
2012	19.530446	22.437147	14.88%	6,083
2011	20.490280	19.530446	-4.68%	9,639
2010	16.600993	20.490280	23.43%	9,977
2009	12.412237	16.600993	33.75%	10,189
2008	19.975938	12.412237	-37.86%	8,564
2007	18.992036	19.975938	5.18%	7,126
2006	17.670599	18.992036	7.48%	9,580
2005	16.116870	17.670599	9.64%	14,426
2004	14.239224	16.116870	13.19%	10,676
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.335189	9.129818	-2.20%	242,929
2012	9.545762	9.335189	-2.21%	596,473
2011	9.759894	9.545762	-2.19%	334,627
2010	9.979424	9.759894	-2.20%	826,657
2009	10.199628	9.979424	-2.16%	1,653,715
2008	10.219198	10.199628	-0.19%	737,563
2007	9.972402	10.219198	2.47%	313,465
2006	9.754214	9.972402	2.24%	85,236
2005	9.713854	9.754214	0.42%	41,521
2004	9.852427	9.713854	-1.41%	20,580
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.299888	13.828018	-3.30%	26,332
2012	13.026591	14.299888	9.77%	24,017
2011	12.618769	13.026591	3.23%	28,773
2010	11.667273	12.618769	8.16%	32,835
2009	9.591260	11.667273	21.64%	27,439
2008	11.857361	9.591260	-19.11%	12,064
2007	11.589519	11.857361	2.31%	9,186
2006	11.302647	11.589519	2.54%	1,616
2005	11.309640	11.302647	-0.06%	3,228
2004	10.854785	11.309640	4.19%	423
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.927250	10.571160	18.41%	90,509
2013	8.927250	10.571160	18.41%	90,509
2012	7.902091	8.927250	12.97%	99,141
2011	8.939901	7.902091	-11.61%	113,255
2010	8.031975	8.939901	11.30%	126,247
2009	6.033930	8.031975	33.11%	199,824
2008*	10.000000	6.033930	-39.66%	209,702

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0
2005	16.074152	17.574518	9.33%	0
2004	13.696378	16.074152	17.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.614618	12.639216	31.46%	55,672
2012	8.465103	9.614618	13.58%	65,942
2011	8.944253	8.465103	-5.36%	84,246
2010	7.927715	8.944253	12.82%	99,983
2009	6.266640	7.927715	26.51%	119,359
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.077336	11.987376	32.06%	7,443
2012	7.893419	9.077336	15.00%	9,337
2011	8.594269	7.893419	-8.15%	10,849
2010	7.794044	8.594269	10.27%	10,560
2009	6.254822	7.794044	24.61%	15,644
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.920609	13.448209	35.56%	45,797
2012	8.848477	9.920609	12.12%	56,162
2011	9.468588	8.848477	-6.55%	72,791
2010	7.655179	9.468588	23.69%	84,227
2009	6.177518	7.655179	23.92%	122,425
2008*	10.000000	6.177518	-38.22%	80,718
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.804765	14.337307	32.69%	46,682
2012	9.496154	10.804765	13.78%	55,980
2011	9.940108	9.496154	-4.47%	66,624
2010	8.495635	9.940108	17.00%	76,361
2009	6.658061	8.495635	27.60%	111,627
2008*	10.000000	6.658061	-33.42%	154,269

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.676513	20.662449	40.79%	4,418
2012	13.269999	14.676513	10.60%	4,348
2011	13.685788	13.269999	-3.04%	149,826
2010	11.185330	13.685788	22.35%	2,874
2009	8.992275	11.185330	24.39%	3,815
2008	17.198738	8.992275	-47.72%	5,689
2007	16.061803	17.198738	7.08%	8,840
2006	15.946162	16.061803	0.73%	4,248
2005	15.133108	15.946162	5.37%	0
2004	13.672946	15.133108	10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.795270	29.847658	36.95%	731
2012	18.525111	21.795270	17.65%	2,003
2011	20.033551	18.525111	-7.53%	1,773
2010	16.195979	20.033551	23.69%	1,647
2009	13.157737	16.195979	23.09%	4,302
2008	19.873522	13.157737	-33.79%	6,286
2007	21.906881	19.873522	-9.28%	4,848
2006	19.128017	21.906881	14.53%	3,467
2005	19.027779	19.128017	0.53%	1,656
2004	16.629294	19.027779	14.42%	2,081
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.319595	27.931512	37.46%	4,465
2012	18.032036	20.319595	12.69%	5,843
2011	19.572741	18.032036	-7.87%	6,636
2010	16.012704	19.572741	22.23%	4,843
2009	12.179554	16.012704	31.47%	5,289
2008	20.202825	12.179554	-39.71%	18,025
2007	20.275718	20.202825	-0.36%	29,565
2006	18.550515	20.275718	9.30%	110,901
2005	16.933419	18.550515	9.55%	61,855
2004	14.576196	16.933419	16.17%	7,443
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.544570	18.604547	27.91%	51,231
2012	13.063558	14.544570	11.34%	56,856
2011	13.306493	13.063558	-1.83%	68,617
2010	12.016606	13.306493	10.73%	79,820
2009	9.785982	12.016606	22.79%	135,143
2008	17.137937	9.785982	-42.90%	166,846
2007	16.243400	17.137937	5.51%	139,400
2006	14.645159	16.243400	10.91%	49,145
2005	13.988830	14.645159	4.69%	1,386
2004	13.058479	13.988830	7.12%	622

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.553881	10.600397	0.44%	40,163
2012	9.336965	10.553881	13.03%	45,839
2011	8.994404	9.336965	3.81%	57,416
2010	7.083961	8.994404	26.97%	52,586
2009	5.549924	7.083961	27.64%	58,367
2008*	10.000000	5.549924	-44.50%	3,139
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.627490	16.27%	11,531
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.311022	10.094804	-2.10%	39,008
2012	10.184712	10.311022	1.24%	32,240
2011	10.279747	10.184712	-0.92%	26,276
2010	10.262637	10.279747	0.17%	57,683
2009	9.796941	10.262637	4.75%	95,008
2008*	10.000000	9.796941	-2.03%	24,036
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.376906	15.711594	17.45%	70,590
2012	11.440266	13.376906	16.93%	78,487
2011	13.357126	11.440266	-14.35%	91,480
2010	12.842401	13.357126	4.01%	87,681
2009*	10.000000	12.842401	28.42%	145,970
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.900358	9.742269	-1.60%	56,178
2012	9.677955	9.900358	2.30%	56,828
2011	9.866572	9.677955	-1.91%	54,770
2010	9.582086	9.866572	2.97%	73,403
2009	8.645410	9.582086	10.83%	150,943
2008	10.211189	8.645410	-15.33%	229,382
2007	9.966578	10.211189	2.45%	282,913
2006	9.779236	9.966578	1.92%	70,298
2005	9.856350	9.779236	-0.78%	9,790
2004	10.000161	9.856350	-1.44%	3,105

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.852159	18.330880	42.63%	0
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
2007	15.273712	15.012718	-1.71%	0
2006	14.837159	15.273712	2.94%	0
2005	14.742745	14.837159	0.64%	0
2004	13.473997	14.742745	9.42%	1,027
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.545891	20.921308	34.58%	298
2012	14.323745	15.545891	8.53%	785
2011	15.110806	14.323745	-5.21%	1,008
2010	12.576121	15.110806	20.15%	329
2009	9.784205	12.576121	28.53%	433
2008	16.521247	9.784205	-40.78%	467
2007	15.699644	16.521247	5.23%	177,712
2006	14.117328	15.699644	11.21%	65,106
2005	13.507699	14.117328	4.51%	6,141
2004	12.192378	13.507699	10.79%	4,689
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
2005	17.491164	19.512863	11.56%	0
2004	15.044342	17.491164	16.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.135027	9.875667	-2.56%	5,622
2012*	10.000000	10.135027	1.35%	9,284
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.562853	20.005831	28.55%	60,876
2012	13.647025	15.562853	14.04%	67,779
2011	13.997406	13.647025	-2.50%	81,650
2010	12.356512	13.997406	13.28%	91,668
2009	9.871159	12.356512	25.18%	141,075
2008	16.446107	9.871159	-39.98%	152,671
2007	16.147721	16.446107	1.85%	140,500
2006	14.386668	16.147721	12.24%	63,611
2005	13.910733	14.386668	3.42%	6,759
2004	13.031782	13.910733	6.74%	2,065

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.801155	29.983512	37.53%	8,355
2012	18.945064	21.801155	15.08%	7,402
2011	19.843257	18.945064	-4.53%	10,773
2010	16.487767	19.843257	20.35%	10,243
2009	12.316200	16.487767	33.87%	7,838
2008	20.313975	12.316200	-39.37%	49,253
2007	21.066785	20.313975	-3.57%	41,029
2006	18.785740	21.066785	12.14%	12,329
2005	17.506257	18.785740	7.31%	2,453
2004	15.019254	17.506257	16.56%	1,244
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.559837	10.338797	-2.09%	1,954
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.611677	11.524223	-8.62%	550
2012	12.254916	12.611677	2.91%	607
2011	11.557154	12.254916	6.04%	2,558
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	8,128
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.438755	11.161119	-2.43%	85,823
2012	11.060744	11.438755	3.42%	209,510
2011	11.196028	11.060744	-1.21%	232,472
2010	10.883488	11.196028	2.87%	268,899
2009*	10.000000	10.883488	8.83%	265,582
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.647977	10.183902	-4.36%	84,547
2012	9.943457	10.647977	7.09%	129,528
2011*	10.000000	9.943457	-0.57%	54,215
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	724
2010	10.855113	12.142900	11.86%	724
2009	8.550290	10.855113	26.96%	724
2008	14.261993	8.550290	-40.05%	724
2007	15.522027	14.261993	-8.12%	724
2006	13.691687	15.522027	13.37%	724
2005	13.303242	13.691687	2.92%	724
2004	12.242120	13.303242	8.67%	336

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
2005	14.330153	15.725403	9.74%	0
2004	12.610138	14.330153	13.64%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.812752	19.415999	40.57%	42
2012	12.364896	13.812752	11.71%	76
2011	15.389504	12.364896	-19.65%	132
2010	13.026183	15.389504	18.14%	154
2009	8.126514	13.026183	60.29%	199
2008	13.196661	8.126514	-38.42%	291
2007	12.789150	13.196661	3.19%	351
2006	12.401960	12.789150	3.12%	391
2005	11.997140	12.401960	3.37%	399
2004	11.679205	11.997140	2.72%	434
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.496145	21.338927	47.20%	62,820
2012	11.315229	14.496145	28.11%	73,356
2011	10.480715	11.315229	7.96%	146,195
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.697682	11.373951	-2.77%	7,573
2012	10.954417	11.697682	6.79%	8,141
2011	10.625978	10.954417	3.09%	9,788
2010	10.167618	10.625978	4.51%	9,903
2009	9.504716	10.167618	6.97%	12,840
2008	10.853331	9.504716	-12.43%	127,883
2007	10.548345	10.853331	2.89%	181,774
2006	10.414131	10.548345	1.29%	45,727
2005	10.244725	10.414131	1.65%	7,438
2004	10.065212	10.244725	1.78%	691

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
2005	13.452188	14.753788	9.68%	0
2004	12.495350	13.452188	7.66%	312
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.676483	10.460493	8.10%	17,115
2012*	10.000000	9.676483	-3.24%	21,889
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.581217	10.335155	7.87%	4,237
2012*	10.000000	9.581217	-4.19%	240
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.433916	22.676759	46.93%	3,825
2012	14.630387	15.433916	5.49%	7,917
2011	15.679640	14.630387	-6.69%	6,748
2010	12.646269	15.679640	23.99%	9,322
2009	8.471187	12.646269	49.29%	1,635

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	1,010
2009	10.259472	12.069326	17.64%	1,034
2008	17.698426	10.259472	-42.03%	1,304
2007	17.268719	17.698426	2.49%	1,353
2006	15.100376	17.268719	14.36%	1,390
2005	14.768184	15.100376	2.25%	1,427
2004	13.583697	14.768184	8.72%	1,467
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.120795	29.761369	34.54%	1,130
2012	19.102982	22.120795	15.80%	1,320
2011	21.385861	19.102982	-10.67%	1,551
2010	17.282343	21.385861	23.74%	1,426
2009	12.393425	17.282343	39.45%	718
2008	19.733575	12.393425	-37.20%	0
2007	19.886557	19.733575	-0.77%	0
2006	17.813215	19.886557	11.64%	0
2005	17.088763	17.813215	4.24%	0
2004	14.681572	17.088763	16.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.088976	11.038857	9.42%	9,249
2012*	10.000000	10.088976	0.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.756602	12.306787	-10.54%	18,267
2012	13.106022	13.756602	4.96%	18,006
2011	11.997664	13.106022	9.24%	19,523
2010	11.676054	11.997664	2.75%	26,815
2009	10.837755	11.676054	7.73%	30,577
2008	11.266200	10.837755	-3.80%	47,738
2007	10.527461	11.266200	7.02%	35,028
2006	10.600839	10.527461	-0.69%	38,592
2005	10.677319	10.600839	-0.72%	43,459
2004	10.323232	10.677319	3.43%	35,186
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	753
2007	17.159051	16.698145	-2.69%	753
2006	15.026376	17.159051	14.19%	753
2005	14.706867	15.026376	2.17%	753
2004	13.364767	14.706867	10.04%	753

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.968686	19.007056	26.98%	3,222
2012	13.175924	14.968686	13.61%	4,153
2011	13.593186	13.175924	-3.07%	7,598
2010	11.687865	13.593186	16.30%	9,314
2009	9.211612	11.687865	26.88%	8,248
2008	12.483546	9.211612	-26.21%	8,970
2007	13.090018	12.483546	-4.63%	9,749
2006	11.137716	13.090018	17.53%	10,353
2005*	10.000000	11.137716	11.38%	907
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.029722	14.572708	11.84%	1,028
2012	12.122153	13.029722	7.49%	891
2011	12.869051	12.122153	-5.80%	907
2010	11.994330	12.869051	7.29%	564
2009*	10.000000	11.994330	19.94%	335
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.136555	30.449022	37.55%	2,123
2012	19.567037	22.136555	13.13%	3,838
2011	19.904520	19.567037	-1.70%	4,529
2010	16.182730	19.904520	23.00%	4,834
2009	13.241435	16.182730	22.21%	398
2008	19.608616	13.241435	-32.47%	345
2007	20.194818	19.608616	-2.90%	400
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
2004	14.457054	17.224664	19.14%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.926800	20.504713	28.74%	715
2012	14.110692	15.926800	12.87%	2,139
2011	14.204638	14.110692	-0.66%	6,162
2010	12.687047	14.204638	11.96%	7,595
2009	10.297195	12.687047	23.21%	10,689
2008	16.807245	10.297195	-38.73%	34,776
2007	16.378714	16.807245	2.62%	36,179
2006	14.543176	16.378714	12.62%	39,328
2005	14.245346	14.543176	2.09%	33,288
2004	13.206031	14.245346	7.87%	16,909

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.436907	19.413191	18.11%	616
2012	15.268266	16.436907	7.65%	1,490
2011	14.363631	15.268266	6.30%	1,473
2010	12.772412	14.363631	12.46%	2,646
2009	10.690091	12.772412	19.48%	5,258
2008	15.561767	10.690091	-31.31%	8,682
2007	14.900926	15.561767	4.43%	8,958
2006	13.116943	14.900926	13.60%	8,972
2005	12.887330	13.116943	1.78%	9,034
2004	12.580524	12.887330	2.44%	5,475
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
2004	13.684904	14.854584	8.55%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	279
2011	13.661197	12.618748	-7.63%	279
2010	12.366767	13.661197	10.47%	279
2009	11.169701	12.366767	10.72%	279
2008	16.247344	11.169701	-31.25%	3,477
2007	15.161558	16.247344	7.16%	5,555
2006	13.395459	15.161558	13.18%	5,651
2005	13.474483	13.395459	-0.59%	6,584
2004	12.869591	13.474483	4.70%	11,793
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	1,646
2011	11.900010	11.864524	-0.30%	1,747
2010	11.242732	11.900010	5.85%	2,302
2009	9.572078	11.242732	17.45%	23,439
2008	10.592451	9.572078	-9.63%	12,589
2007	10.307744	10.592451	2.76%	7,995
2006	10.146617	10.307744	1.59%	8,001
2005	10.278083	10.146617	-1.28%	7,269
2004	10.176817	10.278083	1.00%	13,484

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.496093	13.826916	10.65%	20,837
2012	11.457282	12.496093	9.07%	21,881
2011	11.770734	11.457282	-2.66%	47,702
2010	10.699212	11.770734	10.01%	49,114
2009	8.830182	10.699212	21.17%	40,892
2008	12.071974	8.830182	-26.85%	41,770
2007	11.391876	12.071974	5.97%	32,362
2006	10.634532	11.391876	7.12%	22,383
2005*	10.000000	10.634532	6.35%	22,383
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.636579	14.283608	13.03%	14,476
2012	11.433657	12.636579	10.52%	14,681
2011	11.843328	11.433657	-3.46%	14,697
2010	10.597275	11.843328	11.76%	16,575
2009	8.433561	10.597275	25.66%	9,487
2008	12.839348	8.433561	-34.31%	8,263
2007	11.945798	12.839348	7.48%	3,141
2006	10.939506	11.945798	9.20%	3,320
2005*	10.000000	10.939506	9.40%	1,543
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.541764	14.884300	18.68%	1,975
2012	11.139882	12.541764	12.58%	2,029
2011	11.727594	11.139882	-5.01%	2,814
2010	10.352302	11.727594	13.28%	3,244
2009	8.073400	10.352302	28.23%	3,244
2008	13.358960	8.073400	-39.57%	2,884
2007	12.304728	13.358960	8.57%	1,880
2006	11.146499	12.304728	10.39%	689
2005*	10.000000	11.146499	11.46%	760
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.346435	18.623387	21.35%	2,010
2012	14.990822	15.346435	2.37%	2,603
2011	16.176362	14.990822	-7.33%	2,652
2010	13.887891	16.176362	16.48%	2,842
2009	9.627506	13.887891	44.25%	2,250
2008	21.602731	9.627506	-55.43%	1,525
2007	15.175959	21.602731	42.35%	1,796
2006	13.312384	15.175959	14.00%	893
2005*	10.000000	13.312384	33.12%	867

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.912756	19.883423	24.95%	12,649
2012	13.907849	15.912756	14.42%	19,296
2011	14.134775	13.907849	-1.61%	23,945
2010	12.582852	14.134775	12.33%	29,055
2009	9.910802	12.582852	26.96%	28,643
2008	17.730262	9.910802	-44.10%	41,009
2007	17.912718	17.730262	-1.02%	52,767
2006	15.278856	17.912718	17.24%	49,699
2005	14.804807	15.278856	3.20%	35,723
2004	13.615971	14.804807	8.73%	16,587
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.722839	20.902287	32.94%	1,103
2012	14.060446	15.722839	11.82%	2,123
2011	14.388086	14.060446	-2.28%	6,189
2010	11.883344	14.388086	21.08%	9,150
2009	9.500149	11.883344	25.09%	10,508
2008	18.445836	9.500149	-48.50%	16,667
2007	14.900231	18.445836	23.80%	28,914
2006	14.302283	14.900231	4.18%	19,994
2005	13.867441	14.302283	3.14%	16,348
2004	13.757097	13.867441	0.80%	10,191
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.003797	12.448350	-4.27%	38,965
2012	12.597898	13.003797	3.22%	50,396
2011	12.039999	12.597898	4.63%	58,817
2010	11.452646	12.039999	5.13%	73,577
2009	10.146594	11.452646	12.87%	123,395
2008	10.752353	10.146594	-5.63%	130,047
2007	10.569510	10.752353	1.73%	128,340
2006	10.382638	10.569510	1.80%	53,900
2005	10.423463	10.382638	-0.39%	15,624
2004	10.234577	10.423463	1.85%	6,863
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.526407	32.574588	32.81%	5,102
2012	21.902676	24.526407	11.98%	7,686
2011	25.133719	21.902676	-12.86%	12,732
2010	19.997935	25.133719	25.68%	16,019
2009	14.638868	19.997935	36.61%	21,890
2008	24.798281	14.638868	-40.97%	47,639
2007	21.998042	24.798281	12.73%	55,788
2006	20.019919	21.998042	9.88%	52,610
2005	17.352899	20.019919	15.37%	50,434
2004	14.240827	17.352899	21.85%	37,454

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0
2006	18.900290	21.759941	15.13%	0
2005	16.276733	18.900290	16.12%	0
2004	14.694842	16.276733	10.76%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.887767	15.124395	27.23%	3,509
2012	10.097119	11.887767	17.73%	4,135
2011	12.503621	10.097119	-19.25%	6,922
2010	11.337081	12.503621	10.29%	5,752
2009	9.190244	11.337081	23.36%	3,328
2008	16.773464	9.190244	-45.21%	2,537
2007	14.660525	16.773464	14.41%	2,249
2006	12.729500	14.660525	15.17%	802
2005	10.966288	12.729500	16.08%	4,094
2004*	10.000000	10.966288	9.66%	2,087
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.470929	27.323170	27.26%	40
2012	17.287432	21.470929	24.20%	362
2011	19.441794	17.287432	-11.08%	614
2010	15.742579	19.441794	23.50%	799
2009	10.247984	15.742579	53.62%	1,435
2008	21.522738	10.247984	-52.39%	4,341
2007	20.884511	21.522738	3.06%	8,829
2006	18.415809	20.884511	13.41%	9,684
2005	18.392126	18.415809	0.13%	11,830
2004	16.528025	18.392126	11.28%	7,374
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.760501	11.808948	20.99%	797
2012	8.658146	9.760501	12.73%	870
2011	8.995750	8.658146	-3.75%	903
2010	8.346794	8.995750	7.77%	363
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.394472	13.804741	11.38%	28,058
2012	11.256241	12.394472	10.11%	38,873
2011	11.246606	11.256241	0.09%	43,942
2010	10.211260	11.246606	10.14%	47,572
2009	7.703927	10.211260	32.55%	26,351
2008	11.204194	7.703927	-31.24%	21,229
2007	11.048415	11.204194	1.41%	17,578
2006*	10.000000	11.048415	10.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.091933	21.667871	26.77%	2,814
2012	15.618081	17.091933	9.44%	5,384
2011	15.072574	15.618081	3.62%	6,275
2010	12.780751	15.072574	17.93%	13,437
2009	11.142412	12.780751	14.70%	28,972
2008	15.636875	11.142412	-28.74%	78,367
2007	16.440717	15.636875	-4.89%	84,198
2006	14.359300	16.440717	14.50%	91,841
2005	14.202226	14.359300	1.11%	95,611
2004	13.089401	14.202226	8.50%	81,411
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.644824	30.157166	33.17%	4,568
2012	19.568913	22.644824	15.72%	8,011
2011	20.800674	19.568913	-5.92%	10,404
2010	16.595382	20.800674	25.34%	10,812
2009	13.144924	16.595382	26.25%	22,514
2008	20.076917	13.144924	-34.53%	1,831
2007	21.042514	20.076917	-4.59%	1,332
2006	18.400805	21.042514	14.36%	903
2005	17.305842	18.400805	6.33%	390
2004	14.306677	17.305842	20.96%	243
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
2004	13.671628	15.840330	15.86%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.844677	-1.55%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.923764	11.922561	20.14%	0
2012	8.903121	9.923764	11.46%	0
2011	10.297363	8.903121	-13.54%	57
2010*	10.000000	10.297363	2.97%	68
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	244
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.676761	12.921521	33.53%	3,662
2012*	10.000000	9.676761	-3.23%	4,780
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.229084	16.181516	22.32%	7,337
2012	11.356526	13.229084	16.49%	912
2011	12.519639	11.356526	-9.29%	2,162
2010	11.785197	12.519639	6.23%	2,900
2009*	10.000000	11.785197	17.85%	343
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.745732	11.606867	8.01%	11,784
2012*	10.000000	10.745732	7.46%	11,595
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.003346	12.705810	27.02%	89
2012*	10.000000	10.003346	0.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	2,193
2009	12.181978	14.954337	22.76%	3,187
2008	14.846990	12.181978	-17.95%	3,187
2007	13.773618	14.846990	7.79%	4,227
2006	12.760732	13.773618	7.94%	4,227
2005	12.124747	12.760732	5.25%	2,022
2004	11.453904	12.124747	5.86%	2,022
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.932075	25.501584	27.94%	7,755
2012	16.463786	19.932075	21.07%	8,715
2011	18.098364	16.463786	-9.03%	9,930
2010	17.388066	18.098364	4.08%	11,216
2009	12.182412	17.388066	42.73%	9,964
2008	22.380155	12.182412	-45.57%	8,653
2007	16.758438	22.380155	33.55%	2,227
2006	15.710899	16.758438	6.67%	44
2005	14.278499	15.710899	10.03%	44
2004	12.382203	14.278499	15.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.056820	31.342505	11.71%	547
2012	25.361453	28.056820	10.63%	654
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
2004	14.303663	16.594691	16.02%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.917981	20.236430	27.13%	0
2012	13.956785	15.917981	14.05%	511
2011	14.224723	13.956785	-1.88%	808
2010	12.975203	14.224723	9.63%	2,212
2009	9.542948	12.975203	35.97%	10,108
2008	15.491985	9.542948	-38.40%	12,104
2007	14.276544	15.491985	8.51%	12,346
2006	13.610137	14.276544	4.90%	12,976
2005	13.357900	13.610137	1.89%	14,313
2004	12.538735	13.357900	6.53%	7,670

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.162292	14.028356	38.04%	126
2012*	10.000000	10.162292	1.62%	141
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.772394	23.556736	32.55%	23,201
2012	15.690399	17.772394	13.27%	37,831
2011	16.126041	15.690399	-2.70%	46,748
2010	14.833232	16.126041	8.72%	51,820
2009	12.392403	14.833232	19.70%	67,176
2008	18.850203	12.392403	-34.26%	22,659
2007	17.925254	18.850203	5.16%	23,214
2006	15.216368	17.925254	17.80%	11,328
2005	14.620099	15.216368	4.08%	8,267
2004	13.025451	14.620099	12.24%	2,288
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.621349	14.499320	24.76%	325
2012	10.255587	11.621349	13.32%	586
2011	10.681045	10.255587	-3.98%	539
2010*	10.000000	10.681045	6.81%	583
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.033645	12.692473	26.50%	4,352
2012	9.021864	10.033645	11.21%	5,326
2011*	10.000000	9.021864	-9.78%	5,701
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.025393	19.339361	28.71%	7,098
2012	13.431733	15.025393	11.86%	10,773
2011	13.673759	13.431733	-1.77%	20,142
2010	12.362426	13.673759	10.61%	27,205
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.915987	13.155061	20.51%	124,326
2012	9.651009	10.915987	13.11%	239,423
2011	9.781789	9.651009	-1.34%	253,995
2010	8.933259	9.781789	9.50%	252,155
2009	7.405025	8.933259	20.64%	130,058
2008	10.787854	7.405025	-31.36%	109,704
2007	10.398894	10.787854	3.74%	45,277
2006*	10.000000	10.398894	3.99%	9,597

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.086812	10.558416	-4.77%	56,925
2012	10.805947	11.086812	2.60%	61,490
2011	10.455502	10.805947	3.35%	65,967
2010	10.091602	10.455502	3.61%	64,504
2009	9.205400	10.091602	9.63%	60,918
2008	10.448842	9.205400	-11.90%	49,890
2007	10.381087	10.448842	0.65%	18,117
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.407665	14.344932	25.75%	8,393
2012	9.559441	11.407665	19.33%	8,819
2011	10.782936	9.559441	-11.35%	9,506
2010	9.910942	10.782936	8.80%	9,433
2009	7.160160	9.910942	38.42%	9,046
2008	11.937617	7.160160	-40.02%	5,202
2007	10.679747	11.937617	11.78%	1,470
2006*	10.000000	10.679747	6.80%	861
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.202870	12.926599	26.70%	20,189
2012	8.891032	10.202870	14.75%	23,789
2011	9.542654	8.891032	-6.83%	30,410
2010	8.259444	9.542654	15.54%	32,102
2009	6.088358	8.259444	35.66%	30,087
2008	11.165468	6.088358	-45.47%	33,331
2007	10.209164	11.165468	9.37%	22,112
2006*	10.000000	10.209164	2.09%	12,965
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.938617	11.618251	29.98%	68,388
2012	7.811893	8.938617	14.42%	87,703
2011	8.174079	7.811893	-4.43%	99,307
2010	7.535100	8.174079	8.48%	97,825
2009	5.898318	7.535100	27.75%	91,971
2008	9.742939	5.898318	-39.46%	65,590
2007*	10.000000	9.742939	-2.57%	14,895
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
2004	11.851518	12.754602	7.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.179644	21.398796	32.26%	5,979
2012	14.007587	16.179644	15.51%	10,896
2011	14.704272	14.007587	-4.74%	12,545
2010	13.029918	14.704272	12.85%	15,982
2009	10.392120	13.029918	25.38%	17,762
2008	16.934889	10.392120	-38.63%	28,403
2007	17.790645	16.934889	-4.81%	64,228
2006	15.748527	17.790645	12.97%	39,777
2005	15.497598	15.748527	1.62%	17,141
2004	13.540723	15.497598	14.45%	9,871
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	405
2010	7.590196	8.561080	12.79%	3,541
2009	5.076314	7.590196	49.52%	3,541
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.706187	13.145734	35.44%	22,657
2012	8.915278	9.706187	8.87%	37,415
2011	9.427969	8.915278	-5.44%	43,232
2010	7.805641	9.427969	20.78%	51,697
2009	6.083121	7.805641	28.32%	104,492
2008*	10.000000	6.083121	-39.17%	137,551
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	304
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.412844	11.670508	12.08%	27,986
2012	9.592119	10.412844	8.56%	34,320
2011	9.946216	9.592119	-3.56%	51,130
2010	9.216039	9.946216	7.92%	51,746
2009	7.868519	9.216039	17.13%	14,495
2008*	10.000000	7.868519	-21.31%	15,057
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.996743	11.847990	18.52%	78,425
2012	8.999579	9.996743	11.08%	79,212
2011	9.535070	8.999579	-5.62%	77,716
2010	8.679150	9.535070	9.86%	81,275
2009	7.150952	8.679150	21.37%	21,792
2008*	10.000000	7.150952	-28.49%	21,071

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.826431	11.104872	2.57%	6,144
2012	10.303603	10.826431	5.07%	16,127
2011	10.393550	10.303603	-0.87%	10,939
2010	9.955686	10.393550	4.40%	12,883
2009	9.011472	9.955686	10.48%	13,564
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.215280	11.763379	15.15%	125,507
2012	9.300488	10.215280	9.84%	143,193
2011	9.741351	9.300488	-4.53%	145,931
2010	8.948011	9.741351	8.87%	177,213
2009	7.506482	8.948011	19.20%	50,159
2008*	10.000000	7.506482	-24.94%	8,564
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.712704	11.799144	21.48%	139,550
2012	8.671897	9.712704	12.00%	173,407
2011	9.305852	8.671897	-6.81%	165,365
2010	8.401560	9.305852	10.76%	245,284
2009	6.790204	8.401560	23.73%	3,195
2008*	10.000000	6.790204	-32.10%	2,738
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.601632	11.527800	8.74%	95,542
2012	9.856291	10.601632	7.56%	99,792
2011	10.109999	9.856291	-2.51%	100,266
2010	9.485717	10.109999	6.58%	111,623
2009	8.246084	9.485717	15.03%	14,812
2008*	10.000000	8.246084	-17.54%	17,643
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.815009	11.303315	-4.33%	23,615
2012	11.246092	11.815009	5.06%	23,404
2011	10.828681	11.246092	3.85%	23,778
2010	10.374687	10.828681	4.38%	34,091
2009	9.773762	10.374687	6.15%	50,405
2008*	10.000000	9.773762	-2.26%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	849
2011	11.763273	12.194752	3.67%	1,440
2010	11.130830	11.763273	5.68%	1,440
2009	9.779546	11.130830	13.82%	1,440
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0
2004	16.584878	19.525024	17.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.324915	11.558971	-6.21%	27,049
2012	12.235311	12.324915	0.73%	35,252
2011	11.669486	12.235311	4.85%	35,472
2010	11.393262	11.669486	2.42%	51,331
2009	11.350338	11.393262	0.38%	97,658
2008	10.779417	11.350338	5.30%	137,910
2007	10.292093	10.779417	4.73%	113,059
2006	10.187930	10.292093	1.02%	39,744
2005	10.092398	10.187930	0.95%	4,905
2004	9.998525	10.092398	0.94%	12,567
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.513425	8.634305	14.92%	6,696
2012	6.670992	7.513425	12.63%	8,176
2011	7.582552	6.670992	-12.02%	8,106
2010	6.864350	7.582552	10.46%	7,059
2009	5.424728	6.864350	26.54%	5,235
2008*	10.000000	5.424728	-45.75%	276
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.343599	9.869618	18.29%	4,927
2012	7.220989	8.343599	15.55%	5,276
2011	8.476116	7.220989	-14.81%	4,569
2010	8.073743	8.476116	4.98%	4,356
2009	6.422245	8.073743	25.72%	2,996
2008	11.545296	6.422245	-44.37%	2,235
2007	10.798640	11.545296	6.91%	2,235
2006*	10.000000	10.798640	7.99%	2,235

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.375986	21.613229	24.39%	107,794
2012	15.337663	17.375986	13.29%	183,330
2011	16.332125	15.337663	-6.09%	255,506
2010	14.575520	16.332125	12.05%	376,291
2009	11.721990	14.575520	24.34%	759,750
2008	18.988244	11.721990	-38.27%	1,079,756
2007	18.335248	18.988244	3.56%	1,457,945
2006	16.048897	18.335248	14.25%	1,516,197
2005	15.210756	16.048897	5.51%	1,505,445
2004	13.646654	15.210756	11.46%	1,107,146
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.976755	14.387629	10.87%	17,733
2012	12.136974	12.976755	6.92%	18,062
2011	12.306842	12.136974	-1.38%	133,424
2010	11.464785	12.306842	7.34%	133,424
2009*	10.000000	11.464785	14.65%	114,846
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.986825	16.337548	16.81%	35,640
2012	12.747900	13.986825	9.72%	36,123
2011	13.163898	12.747900	-3.16%	36,312
2010	12.020578	13.163898	9.51%	40,927
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.364144	12.669920	2.47%	42,262
2012	12.026976	12.364144	2.80%	58,515
2011	11.952821	12.026976	0.62%	58,436
2010	11.547439	11.952821	3.51%	64,838
2009	10.829416	11.547439	6.63%	69,069
2008	11.788746	10.829416	-8.14%	66,414
2007	11.445670	11.788746	3.00%	43,928
2006	11.028581	11.445670	3.78%	27,390
2005	10.920596	11.028581	0.99%	28,779
2004	10.675292	10.920596	2.30%	16,714
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.679835	6.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.107089	17.222683	14.00%	193,618
2012	13.947620	15.107089	8.31%	226,147
2011	14.273746	13.947620	-2.28%	285,191
2010	13.165290	14.273746	8.42%	470,072
2009	11.305038	13.165290	16.46%	729,357
2008	15.058439	11.305038	-24.93%	1,066,781
2007	14.581696	15.058439	3.27%	1,179,686
2006	13.395569	14.581696	8.85%	1,188,217
2005	13.007846	13.395569	2.98%	1,115,955
2004	12.148707	13.007846	7.07%	545,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.547545	19.795011	19.63%	127,284
2012	14.881569	16.547545	11.19%	218,682
2011	15.554198	14.881569	-4.32%	299,482
2010	14.102070	15.554198	10.30%	440,363
2009	11.597705	14.102070	21.59%	711,272
2008	17.293799	11.597705	-32.94%	1,175,971
2007	16.668854	17.293799	3.75%	1,308,123
2006	14.886787	16.668854	11.97%	1,351,278
2005	14.222590	14.886787	4.67%	1,317,780
2004	12.980195	14.222590	9.57%	733,942
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.885904	14.998051	8.01%	22,707
2012	13.149120	13.885904	5.60%	116,325
2011	13.179258	13.149120	-0.23%	149,357
2010	12.424366	13.179258	6.08%	171,517
2009	11.094772	12.424366	11.98%	206,719
2008	13.360214	11.094772	-16.96%	272,116
2007	12.912800	13.360214	3.46%	282,293
2006	12.183035	12.912800	5.99%	151,432
2005	11.927596	12.183035	2.14%	129,060
2004	11.386917	11.927596	4.75%	72,246
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.028955	20.021675	33.22%	15,177
2012	12.983783	15.028955	15.75%	25,085
2011	13.621899	12.983783	-4.68%	39,166
2010	12.841565	13.621899	6.08%	52,507
2009*	10.000000	12.841565	28.42%	477

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.324082	29.033833	30.06%	8,259
2012	19.441996	22.324082	14.82%	12,056
2011	20.407894	19.441996	-4.73%	14,207
2010	16.542694	20.407894	23.36%	12,479
2009	12.374975	16.542694	33.68%	11,837
2008	19.926196	12.374975	-37.90%	12,885
2007	18.954496	19.926196	5.13%	13,721
2006	17.644672	18.954496	7.42%	13,733
2005	16.101426	17.644672	9.58%	10,545
2004	14.232843	16.101426	13.13%	6,388
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.287976	9.079000	-2.25%	29,670
2012	9.502353	9.287976	-2.26%	35,448
2011	9.720467	9.502353	-2.24%	72,261
2010	9.944195	9.720467	-2.25%	62,101
2009	10.168821	9.944195	-2.21%	129,327
2008	10.193541	10.168821	-0.24%	130,246
2007	9.952481	10.193541	2.42%	83,595
2006	9.739697	9.952481	2.18%	25,032
2005	9.704345	9.739697	0.36%	24,990
2004	9.847816	9.704345	-1.46%	24,634
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.227924	13.751397	-3.35%	12,677
2012	12.967670	14.227924	9.72%	13,263
2011	12.568101	12.967670	3.18%	14,190
2010	11.626353	12.568101	8.10%	14,798
2009	9.562503	11.626353	21.58%	10,064
2008	11.827858	9.562503	-19.15%	4,744
2007	11.566627	11.827858	2.26%	4,826
2006	11.286066	11.566627	2.49%	4,100
2005	11.298800	11.286066	-0.11%	10,201
2004	10.849921	11.298800	4.14%	5,537
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.905994	10.540604	18.35%	25,244
2013	8.905994	10.540604	18.35%	25,244
2012	7.887311	8.905994	12.92%	45,222
2011	8.927730	7.887311	-11.65%	52,048
2010	8.025138	8.927730	11.25%	55,752
2009	6.031868	8.025138	33.05%	98,213
2008*	10.000000	6.031868	-39.68%	111,453

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
2004	13.691710	16.060464	17.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.591730	12.602678	31.39%	28,081
2012	8.449269	9.591730	13.52%	38,127
2011	8.932070	8.449269	-5.41%	42,733
2010	7.920966	8.932070	12.76%	50,979
2009	6.264498	7.920966	26.44%	84,111
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.055687	11.952685	31.99%	12,166
2012	7.878627	9.055687	14.94%	13,988
2011	8.582541	7.878627	-8.20%	14,326
2010	7.787385	8.582541	10.21%	16,332
2009	6.252676	7.787385	24.54%	24,183
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.896977	13.409324	35.49%	14,563
2012	8.831921	9.896977	12.06%	25,843
2011	9.455697	8.831921	-6.60%	32,078
2010	7.648661	9.455697	23.63%	37,984
2009	6.175408	7.648661	23.86%	62,068
2008*	10.000000	6.175408	-38.25%	44,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.778981	14.295792	32.63%	11,591
2012	9.478359	10.778981	13.72%	28,238
2011	9.926538	9.478359	-4.51%	32,786
2010	8.488366	9.926538	16.94%	38,539
2009	6.655774	8.488366	27.53%	58,847
2008*	10.000000	6.655774	-33.44%	84,487

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.602568	20.547837	40.71%	561
2012	13.209915	14.602568	10.54%	698
2011	13.630768	13.209915	-3.09%	2,470
2010	11.146051	13.630768	22.29%	2,509
2009	8.965269	11.146051	24.32%	2,279
2008	17.155884	8.965269	-47.74%	1,437
2007	16.030021	17.155884	7.02%	1,238
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
2004	13.666814	15.118582	10.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.685452	29.682098	36.88%	1,364
2012	18.441219	21.685452	17.59%	1,572
2011	19.953008	18.441219	-7.58%	2,276
2010	16.139114	19.953008	23.63%	2,231
2009	13.118248	16.139114	23.03%	1,273
2008	19.824037	13.118248	-33.83%	511
2007	21.863580	19.824037	-9.33%	524
2006	19.099944	21.863580	14.47%	420
2005	19.009541	19.099944	0.48%	0
2004	16.621856	19.009541	14.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.217240	27.776626	37.39%	172
2012	17.950396	20.217240	12.63%	324
2011	19.494072	17.950396	-7.92%	1,827
2010	15.956493	19.494072	22.17%	1,819
2009	12.142994	15.956493	31.40%	1,686
2008	20.152532	12.142994	-39.74%	7,723
2007	20.235659	20.152532	-0.41%	7,116
2006	18.523315	20.235659	9.24%	5,627
2005	16.917200	18.523315	9.49%	498
2004	14.569685	16.917200	16.11%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.471277	18.501334	27.85%	19,159
2012	13.004390	14.471277	11.28%	29,666
2011	13.252999	13.004390	-1.88%	34,960
2010	11.974411	13.252999	10.68%	40,697
2009	9.756608	11.974411	22.73%	72,596
2008	17.095259	9.756608	-42.93%	98,695
2007	16.211278	17.095259	5.45%	78,643
2006	14.623648	16.211278	10.86%	34,522
2005	13.975414	14.623648	4.64%	4,308
2004	13.052629	13.975414	7.07%	453

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.528690	10.569670	0.39%	11,087
2012	9.319450	10.528690	12.98%	10,333
2011	8.982112	9.319450	3.76%	12,085
2010	7.077893	8.982112	26.90%	13,291
2009	5.548014	7.077893	27.58%	10,210
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.286445	10.065596	-2.15%	4,911
2012	10.165640	10.286445	1.19%	5,019
2011	10.265736	10.165640	-0.98%	4,578
2010	10.253900	10.265736	0.12%	4,809
2009	9.793605	10.253900	4.70%	4,613
2008*	10.000000	9.793605	-2.06%	247
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.351853	15.674150	17.39%	16,853
2012	11.424689	13.351853	16.87%	31,415
2011	13.345750	11.424689	-14.39%	35,089
2010	12.838018	13.345750	3.95%	35,855
2009*	10.000000	12.838018	28.38%	71,533
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.850521	9.688281	-1.65%	23,996
2012	9.634178	9.850521	2.25%	81,360
2011	9.826937	9.634178	-1.96%	85,559
2010	9.548473	9.826937	2.92%	94,770
2009	8.619490	9.548473	10.78%	113,023
2008	10.185777	8.619490	-15.38%	135,352
2007	9.946883	10.185777	2.40%	135,563
2006	9.764882	9.946883	1.86%	70,232
2005	9.846906	9.764882	-0.83%	27,774
2004	9.995678	9.846906	-1.49%	9,573

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.787396	18.229191	42.56%	0
2012	12.021938	12.787396	6.37%	0
2011	12.429924	12.021938	-3.28%	0
2010	10.630901	12.429924	16.92%	0
2009	8.859696	10.630901	19.99%	0
2008	14.975331	8.859696	-40.84%	0
2007	15.243514	14.975331	-1.76%	0
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
2004	13.467966	14.728616	9.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.469188	20.807460	34.51%	1,951
2012	14.260370	15.469188	8.48%	2,083
2011	15.051635	14.260370	-5.26%	2,242
2010	12.533280	15.051635	20.09%	2,631
2009	9.755869	12.533280	28.47%	5,531
2008	16.481860	9.755869	-40.81%	7,420
2007	15.670271	16.481860	5.18%	102,813
2006	14.098104	15.670271	11.15%	46,164
2005	13.496185	14.098104	4.46%	3,951
2004	12.188212	13.496185	10.73%	201
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
2004	15.037620	17.474413	16.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.134090	9.869699	-2.61%	884
2012*	10.000000	10.134090	1.34%	3,538
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.484398	19.894805	28.48%	14,786
2012	13.585193	15.484398	13.98%	24,805
2011	13.941099	13.585193	-2.55%	30,229
2010	12.313104	13.941099	13.22%	35,679
2009	9.841516	12.313104	25.11%	64,816
2008	16.405148	9.841516	-40.01%	87,008
2007	16.115779	16.405148	1.80%	78,527
2006	14.365531	16.115779	12.18%	44,655
2005	13.897389	14.365531	3.37%	10,379
2004	13.025936	13.897389	6.69%	4,800

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.691322	29.817212	37.46%	341
2012	18.859282	21.691322	15.02%	401
2011	19.763504	18.859282	-4.58%	240
2010	16.429893	19.763504	20.29%	229
2009	12.279250	16.429893	33.80%	97
2008	20.263408	12.279250	-39.40%	21,939
2007	21.025158	20.263408	-3.62%	14,577
2006	18.758181	21.025158	12.09%	5,993
2005	17.489490	18.758181	7.25%	380
2004	15.012537	17.489490	16.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.556236	10.329991	-2.14%	167
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.588038	11.496748	-8.67%	1,196
2012	12.238228	12.588038	2.86%	942
2011	11.547299	12.238228	5.98%	940
2010	10.800810	11.547299	6.91%	419
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.417306	11.134504	-2.48%	15,053
2012	11.045679	11.417306	3.36%	19,167
2011	11.186479	11.045679	-1.26%	20,698
2010	10.879769	11.186479	2.82%	22,608
2009*	10.000000	10.879769	8.80%	31,731
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.638895	10.170011	-4.41%	309
2012	9.940075	10.638895	7.03%	136
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.129697	17.413449	32.63%	0
2012	11.274896	13.129697	16.45%	484
2011	12.095334	11.274896	-6.78%	775
2010	10.818124	12.095334	11.81%	5,644
2009	8.525513	10.818124	26.89%	5,882
2008	14.227984	8.525513	-40.08%	8,590
2007	15.492983	14.227984	-8.16%	10,067
2006	13.673036	15.492983	13.31%	10,135
2005	13.291895	13.673036	2.87%	11,629
2004	12.237939	13.291895	8.61%	10,465

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0
2004	12.605837	14.317960	13.58%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.744626	19.310377	40.49%	155
2012	12.310210	13.744626	11.65%	1,564
2011	15.329282	12.310210	-19.69%	1,564
2010	12.981831	15.329282	18.08%	2,846
2009	8.102986	12.981831	60.21%	3,063
2008	13.165195	8.102986	-38.45%	4,181
2007	12.765218	13.165195	3.13%	4,903
2006	12.385068	12.765218	3.07%	4,903
2005	11.986914	12.385068	3.32%	5,004
2004	11.675220	11.986914	2.67%	2,977
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.476417	21.299002	47.13%	1,328
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.640009	11.312088	-2.82%	1,813
2012	10.906004	11.640009	6.73%	2,485
2011	10.584401	10.906004	3.04%	4,628
2010	10.133021	10.584401	4.45%	4,571
2009	9.477206	10.133021	6.92%	5,638
2008	10.827458	9.477206	-12.47%	78,386
2007	10.528615	10.827458	2.84%	92,864
2006	10.399944	10.528615	1.24%	35,404
2005	10.235988	10.399944	1.60%	10,038
2004	10.061769	10.235988	1.73%	1,247

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
2004	12.488971	13.438445	7.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.673178	10.451564	8.05%	1,654
2012*	10.000000	9.673178	-3.27%	2,263
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.577944	10.326333	7.81%	127
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.369918	22.571192	46.85%	868
2012	14.577196	15.369918	5.44%	1,182
2011	15.630601	14.577196	-6.74%	703
2010	12.613155	15.630601	23.92%	673
2009	8.453326	12.613155	49.21%	331

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	777
2010	12.026920	13.254416	10.21%	2,525
2009	10.228659	12.026920	17.58%	7,415
2008	17.654334	10.228659	-42.06%	7,450
2007	17.234567	17.654334	2.44%	7,496
2006	15.078192	17.234567	14.30%	8,444
2005	14.754015	15.078192	2.20%	8,575
2004	13.577608	14.754015	8.66%	8,940
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.009292	29.596212	34.47%	7,181
2012	19.016442	22.009292	15.74%	8,039
2011	21.299863	19.016442	-10.72%	9,102
2010	17.221653	21.299863	23.68%	11,690
2009	12.356226	17.221653	39.38%	11,877
2008	19.684436	12.356226	-37.23%	4,340
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
2005	17.072377	17.787053	4.19%	0
2004	14.674992	17.072377	16.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.686406	12.237727	-10.58%	21,041
2012	13.045835	13.686406	4.91%	37,983
2011	11.948668	13.045835	9.18%	45,071
2010	11.634318	11.948668	2.70%	42,240
2009	10.804542	11.634318	7.68%	62,657
2008	11.237420	10.804542	-3.85%	64,878
2007	10.505971	11.237420	6.96%	26,275
2006	10.584599	10.505971	-0.74%	14,801
2005	10.666402	10.584599	-0.77%	20,457
2004	10.317953	10.666402	3.38%	6,133
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	404
2007	17.125135	16.656567	-2.74%	728
2006	15.004311	17.125135	14.13%	782
2005	14.692774	15.004311	2.12%	871
2004	13.358781	14.692774	9.99%	895

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.910049	18.922925	26.91%	10,787
2012	13.131046	14.910049	13.55%	14,731
2011	13.553811	13.131046	-3.12%	14,311
2010	11.659979	13.553811	16.24%	19,915
2009	9.194334	11.659979	26.82%	16,840
2008	12.466537	9.194334	-26.25%	18,397
2007	13.078908	12.466537	-4.68%	1,129
2006	11.133943	13.078908	17.47%	3,600
2005*	10.000000	11.133943	11.34%	2,771
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	7,086
2011	12.858100	12.105642	-5.85%	7,086
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.024979	30.280069	37.48%	773
2012	19.478398	22.024979	13.07%	2,513
2011	19.824469	19.478398	-1.75%	1,657
2010	16.125877	19.824469	22.94%	1,194
2009	13.201674	16.125877	22.15%	1,327
2008	19.559767	13.201674	-32.51%	1,241
2007	20.154878	19.559767	-2.95%	448
2006	18.029765	20.154878	11.79%	422
2005	17.208156	18.029765	4.77%	860
2004	14.450589	17.208156	19.08%	3,439
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.846549	20.390977	28.68%	10,836
2012	14.046796	15.846549	12.81%	19,379
2011	14.147538	14.046796	-0.71%	21,642
2010	12.642499	14.147538	11.90%	25,981
2009	10.266291	12.642499	23.15%	29,167
2008	16.765403	10.266291	-38.77%	22,348
2007	16.346335	16.765403	2.56%	13,078
2006	14.521814	16.346335	12.56%	15,067
2005	14.231683	14.521814	2.04%	12,772
2004	13.200110	14.231683	7.81%	6,631

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.354082	19.305494	18.05%	5,539
2012	15.199128	16.354082	7.60%	9,366
2011	14.305876	15.199128	6.24%	10,885
2010	12.727560	14.305876	12.40%	8,942
2009	10.657988	12.727560	19.42%	7,294
2008	15.522995	10.657988	-31.34%	6,829
2007	14.871448	15.522995	4.38%	707
2006	13.097671	14.871448	13.54%	707
2005	12.874963	13.097671	1.73%	544
2004	12.574887	12.874963	2.39%	586
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0
2005	14.840344	15.305702	3.14%	0
2004	13.678782	14.840344	8.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
2005	13.461571	13.375795	-0.64%	0
2004	12.863838	13.461571	4.65%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	13,442
2011	11.852145	11.810778	-0.35%	26,155
2010	11.203228	11.852145	5.79%	27,949
2009	9.543325	11.203228	17.39%	25,991
2008	10.566036	9.543325	-9.68%	18,961
2007	10.287329	10.566036	2.71%	16,070
2006	10.131702	10.287329	1.54%	14,534
2005	10.268223	10.131702	-1.33%	15,830
2004	10.172250	10.268223	0.94%	15,084

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.447178	13.765746	10.59%	15,576
2012	11.418286	12.447178	9.01%	11,902
2011	11.736660	11.418286	-2.71%	12,124
2010	10.673684	11.736660	9.96%	12,136
2009	8.813630	10.673684	21.10%	12,162
2008	12.055503	8.813630	-26.89%	2,603
2007	11.382194	12.055503	5.92%	1,689
2006	10.630924	11.382194	7.07%	1,689
2005*	10.000000	10.630924	6.31%	789
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.587099	14.220412	12.98%	9,823
2012	11.394733	12.587099	10.46%	7,012
2011	11.809038	11.394733	-3.51%	4,904
2010	10.571990	11.809038	11.70%	4,953
2009	8.417740	10.571990	25.59%	5,001
2008	12.821849	8.417740	-34.35%	5,051
2007	11.935664	12.821849	7.42%	81,499
2006	10.935802	11.935664	9.14%	6,444
2005*	10.000000	10.935802	9.36%	6,444
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.492711	14.818510	18.62%	57,834
2012	11.101991	12.492711	12.53%	61,560
2011	11.693674	11.101991	-5.06%	66,295
2010	10.327628	11.693674	13.23%	3,238
2009	8.058275	10.327628	28.16%	3,238
2008	13.340761	8.058275	-39.60%	3,238
2007	12.294282	13.340761	8.51%	1,553
2006	11.142720	12.294282	10.33%	2,047
2005*	10.000000	11.142720	11.43%	1,159
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	4,680
2011	16.129558	14.939807	-7.38%	9,738
2010	13.854785	16.129558	16.42%	6,664
2009	9.609469	13.854785	44.18%	8,225
2008	21.573326	9.609469	-55.46%	7,705
2007	15.163091	21.573326	42.28%	22,454
2006	13.307881	15.163091	13.94%	4,829
2005*	10.000000	13.307881	33.08%	992

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.832562	19.773112	24.89%	8,568
2012	13.844855	15.832562	14.36%	12,866
2011	14.077935	13.844855	-1.66%	14,999
2010	12.538662	14.077935	12.28%	17,842
2009	9.881046	12.538662	26.90%	23,419
2008	17.686113	9.881046	-44.13%	17,833
2007	17.877300	17.686113	-1.07%	21,264
2006	15.256422	17.877300	17.18%	13,607
2005	14.790610	15.256422	3.15%	13,459
2004	13.609869	14.790610	8.68%	11,559
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.643611	20.786323	32.87%	6,590
2012	13.996775	15.643611	11.77%	6,766
2011	14.330246	13.996775	-2.33%	12,197
2010	11.841618	14.330246	21.02%	8,604
2009	9.471628	11.841618	25.02%	6,770
2008	18.399897	9.471628	-48.52%	6,355
2007	14.870760	18.399897	23.73%	17,215
2006	14.281288	14.870760	4.13%	4,037
2005	13.854142	14.281288	3.08%	2,216
2004	13.750936	13.854142	0.75%	1,954
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.938291	12.379300	-4.32%	37,363
2012	12.540861	12.938291	3.17%	41,522
2011	11.991605	12.540861	4.58%	44,331
2010	11.412454	11.991605	5.07%	47,677
2009	10.116151	11.412454	12.81%	64,222
2008	10.725576	10.116151	-5.68%	57,433
2007	10.548602	10.725576	1.68%	33,213
2006	10.367395	10.548602	1.75%	27,475
2005	10.413473	10.367395	-0.44%	30,015
2004	10.229990	10.413473	1.79%	14,214
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.402823	32.393887	32.75%	14,433
2012	21.803479	24.402823	11.92%	27,805
2011	25.032679	21.803479	-12.90%	28,757
2010	19.927699	25.032679	25.62%	38,926
2009	14.594916	19.927699	36.54%	42,820
2008	24.736512	14.594916	-41.00%	35,829
2007	21.954539	24.736512	12.67%	24,447
2006	19.990528	21.954539	9.82%	47,082
2005	17.336262	19.990528	15.31%	67,537
2004	14.234449	17.336262	21.79%	17,558

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	448
2009	13.595396	16.765403	23.32%	448
2008	24.832533	13.595396	-45.25%	448
2007	21.716874	24.832533	14.35%	448
2006	18.872516	21.716874	15.07%	448
2005	16.261101	18.872516	16.06%	448
2004	14.688244	16.261101	10.71%	448
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.835219	15.049836	27.16%	5,309
2012	10.057640	11.835219	17.67%	10,267
2011	12.461106	10.057640	-19.29%	9,790
2010	11.304309	12.461106	10.23%	8,715
2009	9.168371	11.304309	23.30%	10,038
2008	16.742107	9.168371	-45.24%	5,780
2007	14.640636	16.742107	14.35%	4,050
2006	12.718704	14.640636	15.11%	878
2005	10.962580	12.718704	16.02%	693
2004*	10.000000	10.962580	9.63%	87
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	101
2011	19.363613	17.209115	-11.13%	555
2010	15.687288	19.363613	23.44%	1,136
2009	10.217220	15.687288	53.54%	1,136
2008	21.469174	10.217220	-52.41%	835
2007	20.843249	21.469174	3.00%	1,323
2006	18.388802	20.843249	13.35%	1,323
2005	18.374502	18.388802	0.08%	1,223
2004	16.520633	18.374502	11.22%	2,164
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	802
2010	8.339673	8.983478	7.72%	855
2009	6.553439	8.339673	27.26%	1,267
2008*	10.000000	6.553439	-34.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.352259	13.750694	11.32%	5,795
2012	11.223660	12.352259	10.06%	12,731
2011	11.219787	11.223660	0.03%	18,716
2010	10.192119	11.219787	10.08%	21,541
2009	7.693418	10.192119	32.48%	23,144
2008	11.194646	7.693418	-31.28%	12,979
2007	11.044680	11.194646	1.36%	8,304
2006*	10.000000	11.044680	10.45%	31,102
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	6,555
2011	15.011971	15.547346	3.57%	13,743
2010	12.735864	15.011971	17.87%	17,418
2009	11.108969	12.735864	14.64%	25,115
2008	15.597923	11.108969	-28.78%	32,357
2007	16.408204	15.597923	-4.94%	36,032
2006	14.338212	16.408204	14.44%	41,176
2005	14.188607	14.338212	1.05%	47,254
2004	13.083537	14.188607	8.45%	24,897
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.530691	29.989828	33.11%	5,896
2012	19.480253	22.530691	15.66%	9,903
2011	20.717010	19.480253	-5.97%	10,665
2010	16.537081	20.717010	25.28%	11,194
2009	13.105461	16.537081	26.18%	13,268
2008	20.026926	13.105461	-34.56%	11,638
2007	21.000927	20.026926	-4.64%	1,884
2006	18.373806	21.000927	14.30%	2,039
2005	17.289265	18.373806	6.27%	473
2004	14.300269	17.289265	20.90%	178
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
2005	15.825148	17.034584	7.64%	0
2004	13.665513	15.825148	15.80%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.841309	-1.59%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.912776	11.903281	20.08%	0
2012	8.897825	9.912776	11.41%	0
2011	10.296497	8.897825	-13.58%	0
2010*	10.000000	10.296497	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.673405	12.910444	33.46%	13,654
2012*	10.000000	9.673405	-3.27%	16,908
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.204300	16.142931	22.26%	1,290
2012	11.341055	13.204300	16.43%	10,432
2011	12.508963	11.341055	-9.34%	15,064
2010	11.781172	12.508963	6.18%	6,762
2009*	10.000000	11.781172	17.81%	6,502
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	3,476
2010	14.901852	15.741438	5.63%	3,757
2009	12.145432	14.901852	22.70%	3,757
2008	14.810019	12.145432	-17.99%	8,277
2007	13.746388	14.810019	7.74%	8,597
2006	12.742004	13.746388	7.88%	3,757
2005	12.113119	12.742004	5.19%	3,757
2004	11.448775	12.113119	5.80%	4,584
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.831652	25.360125	27.88%	18,760
2012	16.389240	19.831652	21.00%	23,248
2011	18.025613	16.389240	-9.08%	26,285
2010	17.327037	18.025613	4.03%	34,201
2009	12.145867	17.327037	42.66%	41,537
2008	22.324473	12.145867	-45.59%	37,567
2007	16.725332	22.324473	33.48%	5,712
2006	15.687863	16.725332	6.61%	0
2005	14.264830	15.687863	9.98%	0
2004	12.376674	14.264830	15.26%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.915345	31.168507	11.65%	203
2012	25.246530	27.915345	10.57%	203
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
2005	16.578769	21.372724	28.92%	0
2004	14.297256	16.578769	15.96%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.837769	20.124160	27.06%	0
2012	13.893572	15.837769	13.99%	394
2011	14.167527	13.893572	-1.93%	1,245
2010	12.929647	14.167527	9.57%	3,755
2009	9.514304	12.929647	35.90%	3,850
2008	15.453408	9.514304	-38.43%	3,965
2007	14.248328	15.453408	8.46%	4,781
2006	13.590161	14.248328	4.84%	4,831
2005	13.345092	13.590161	1.84%	4,888
2004	12.533128	13.345092	6.48%	4,960

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.682848	23.426074	32.48%	28,690
2012	15.619350	17.682848	13.21%	38,359
2011	16.061210	15.619350	-2.75%	40,423
2010	14.781145	16.061210	8.66%	45,959
2009	12.355204	14.781145	19.63%	38,205
2008	18.803264	12.355204	-34.29%	27,615
2007	17.889816	18.803264	5.11%	6,873
2006	15.194031	17.889816	17.74%	8,329
2005	14.606086	15.194031	4.03%	10,809
2004	13.019620	14.606086	12.19%	6,928
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.605534	14.472182	24.70%	845
2012	10.246878	11.605534	13.26%	3,938
2011	10.677419	10.246878	-4.03%	1,675
2010*	10.000000	10.677419	6.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.025097	12.675181	26.43%	590
2012	9.018805	10.025097	11.16%	827
2011*	10.000000	9.018805	-9.81%	108
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.997245	19.293268	28.65%	21,790
2012	13.413445	14.997245	11.81%	24,904
2011	13.662112	13.413445	-1.82%	30,203
2010	12.358219	13.662112	10.55%	32,198
2009*	10.000000	12.358219	23.58%	5,253
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.878792	13.103534	20.45%	741,531
2012	9.623060	10.878792	13.05%	768,072
2011	9.758453	9.623060	-1.39%	735,843
2010	8.916511	9.758453	9.44%	751,432
2009	7.394927	8.916511	20.58%	686,803
2008	10.778659	7.394927	-31.39%	466,605
2007	10.395373	10.778659	3.69%	35,564
2006*	10.000000	10.395373	3.95%	7,370

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.049063	10.517076	-4.81%	554,805
2012	10.774671	11.049063	2.55%	595,547
2011	10.430566	10.774671	3.30%	569,928
2010	10.072682	10.430566	3.55%	577,847
2009	9.192839	10.072682	9.57%	532,833
2008	10.439925	9.192839	-11.95%	348,972
2007	10.377569	10.439925	0.60%	1,985
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.368798	14.288769	25.68%	9,746
2012	9.531758	11.368798	19.27%	12,193
2011	10.757205	9.531758	-11.39%	13,052
2010	9.892359	10.757205	8.74%	14,713
2009	7.150385	9.892359	38.35%	15,479
2008	11.927430	7.150385	-40.05%	17,787
2007	10.676121	11.927430	11.72%	0
2006*	10.000000	10.676121	6.76%	47,771
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.168096	12.875954	26.63%	16,973
2012	8.865280	10.168096	14.70%	19,034
2011	9.519878	8.865280	-6.88%	21,260
2010	8.243944	9.519878	15.48%	26,594
2009	6.080041	8.243944	35.59%	31,602
2008	11.155936	6.080041	-45.50%	27,920
2007	10.205698	11.155936	9.31%	8,109
2006*	10.000000	10.205698	2.06%	416
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.912717	11.578662	29.91%	560,040
2012	7.793253	8.912717	14.36%	774,358
2011	8.158742	7.793253	-4.48%	808,395
2010	7.524809	8.158742	8.42%	826,338
2009	5.893277	7.524809	27.68%	759,763
2008	9.739606	5.893277	-39.49%	539,175
2007*	10.000000	9.739606	-2.60%	2,043
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0
2007	13.774706	13.878013	0.75%	0
2006	12.746458	13.774706	8.07%	0
2005	12.742365	12.746458	0.03%	0
2004	11.846198	12.742365	7.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.098128	21.280109	32.19%	1,319
2012	13.944169	16.098128	15.45%	5,554
2011	14.645164	13.944169	-4.79%	8,500
2010	12.984174	14.645164	12.79%	4,672
2009	10.360937	12.984174	25.32%	4,386
2008	16.892731	10.360937	-38.67%	8,141
2007	17.755498	16.892731	-4.86%	9,979
2006	15.725424	17.755498	12.91%	8,089
2005	15.482762	15.725424	1.57%	4,409
2004	13.534669	15.482762	14.39%	2,441
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.423100	11.812024	40.23%	3,977
2012	7.379479	8.423100	14.14%	7,252
2011	8.549414	7.379479	-13.68%	8,126
2010	7.583732	8.549414	12.73%	5,126
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.683031	13.107685	35.37%	25,681
2012	8.898556	9.683031	8.82%	30,085
2011	9.415105	8.898556	-5.49%	29,449
2010	7.798987	9.415105	20.72%	20,276
2009	6.081035	7.798987	28.25%	29,941
2008*	10.000000	6.081035	-39.19%	34,364
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.291209	11.753265	26.50%	41,604
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.388000	11.636713	12.02%	593,082
2012	9.574146	10.388000	8.50%	662,251
2011	9.932656	9.574146	-3.61%	593,414
2010	9.208171	9.932656	7.87%	567,926
2009	7.865828	9.208171	17.07%	467,386
2008*	10.000000	7.865828	-21.34%	208,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.972903	11.813692	18.46%	458,083
2012	8.982727	9.972903	11.02%	470,818
2011	9.522066	8.982727	-5.66%	511,111
2010	8.671740	9.522066	9.81%	530,322
2009	7.148507	8.671740	21.31%	539,793
2008*	10.000000	7.148507	-28.51%	245,006

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.800604	11.072718	2.52%	104,447
2012	10.284299	10.800604	5.02%	170,133
2011	10.379376	10.284299	-0.92%	177,982
2010	9.947199	10.379376	4.34%	150,414
2009	9.008401	9.947199	10.42%	66,881
2008*	10.000000	9.008401	-9.92%	39,495
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.190928	11.729330	15.10%	200,494
2012	9.283067	10.190928	9.78%	200,542
2011	9.728060	9.283067	-4.57%	181,716
2010	8.940378	9.728060	8.81%	134,122
2009	7.503919	8.940378	19.14%	81,822
2008*	10.000000	7.503919	-24.96%	55,051
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.689509	11.764943	21.42%	309,711
2012	8.655633	9.689509	11.94%	345,142
2011	9.293142	8.655633	-6.86%	308,977
2010	8.394383	9.293142	10.71%	262,953
2009	6.787876	8.394383	23.67%	244,832
2008*	10.000000	6.787876	-32.12%	156,282
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.576351	11.494427	8.68%	104,878
2012	9.837830	10.576351	7.51%	115,785
2011	10.096214	9.837830	-2.56%	167,435
2010	9.477613	10.096214	6.53%	238,549
2009	8.243260	9.477613	14.97%	223,277
2008*	10.000000	8.243260	-17.57%	65,367
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.786815	11.270571	-4.38%	11,776
2012	11.225019	11.786815	5.00%	11,398
2011	10.813910	11.225019	3.80%	5,878
2010	10.365838	10.813910	4.32%	4,774
2009	9.770424	10.365838	6.09%	9,281
2008*	10.000000	9.770424	-2.30%	7,147

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.737701	12.189741	-4.30%	10,436
2012	12.171912	12.737701	4.65%	9,542
2011	11.747246	12.171912	3.62%	9,341
2010	11.121340	11.747246	5.63%	10,666
2009	9.776210	11.121340	13.76%	5,837
2008*	10.000000	9.776210	-2.24%	6,834
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0
2005	19.506334	25.221251	29.30%	0
2004	16.577470	19.506334	17.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.262795	11.494837	-6.26%	29,851
2012	12.179887	12.262795	0.68%	24,357
2011	11.622557	12.179887	4.80%	29,922
2010	11.353241	11.622557	2.37%	37,870
2009	11.316250	11.353241	0.33%	48,650
2008	10.752526	11.316250	5.24%	64,593
2007	10.271709	10.752526	4.68%	23,186
2006	10.172939	10.271709	0.97%	16,256
2005	10.082699	10.172939	0.89%	17,337
2004	9.994036	10.082699	0.89%	13,847
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.495499	8.609305	14.86%	10,738
2012	6.658488	7.495499	12.57%	10,825
2011	7.572217	6.658488	-12.07%	11,197
2010	6.858499	7.572217	10.41%	10,809
2009	5.422874	6.858499	26.47%	7,261
2008*	10.000000	5.422874	-45.77%	10,234
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.315198	9.830994	18.23%	5,375
2012	7.200089	8.315198	15.49%	8,788
2011	8.455900	7.200089	-14.85%	8,774
2010	8.058595	8.455900	4.93%	5,642
2009	6.413474	8.058595	25.65%	8,611
2008	11.535449	6.413474	-44.40%	2,654
2007	10.794987	11.535449	6.86%	0
2006*	10.000000	10.794987	7.95%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.288425	21.493317	24.32%	79,963
2012	15.268197	17.288425	13.23%	128,199
2011	16.266448	15.268197	-6.14%	161,784
2010	14.524317	16.266448	11.99%	241,565
2009	11.686794	14.524317	24.28%	291,371
2008	18.940954	11.686794	-38.30%	369,957
2007	18.299007	18.940954	3.51%	406,777
2006	16.025349	18.299007	14.19%	467,466
2005	15.196187	16.025349	5.46%	517,511
2004	13.640553	15.196187	11.40%	401,322
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.952442	14.353336	10.82%	203,466
2012	12.120454	12.952442	6.86%	194,418
2011	12.296361	12.120454	-1.43%	164,001
2010	11.460873	12.296361	7.29%	148,332
2009*	10.000000	11.460873	14.61%	30,214
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.960620	16.298607	16.75%	23,327
2012	12.730542	13.960620	9.66%	8,557
2011	13.152685	12.730542	-3.21%	9,003
2010	12.016478	13.152685	9.46%	9,459
2009*	10.000000	12.016478	20.16%	5,454
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.301846	12.599630	2.42%	75,221
2012	11.972516	12.301846	2.75%	68,117
2011	11.904769	11.972516	0.57%	77,433
2010	11.506906	11.904769	3.46%	65,824
2009	10.796914	11.506906	6.58%	68,497
2008	11.759376	10.796914	-8.18%	43,202
2007	11.423014	11.759376	2.94%	42,177
2006	11.012370	11.423014	3.73%	36,044
2005	10.910111	11.012370	0.94%	35,861
2004	10.670507	10.910111	2.25%	35,539
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.676193	6.76%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.030908	17.127076	13.95%	366,141
2012	13.884408	15.030908	8.26%	353,128
2011	14.216316	13.884408	-2.33%	384,572
2010	13.119027	14.216316	8.36%	341,650
2009	11.271078	13.119027	16.40%	348,543
2008	15.020895	11.271078	-24.96%	287,318
2007	14.552819	15.020895	3.22%	210,816
2006	13.375868	14.552819	8.80%	219,907
2005	12.995346	13.375868	2.93%	234,975
2004	12.143248	12.995346	7.02%	184,863
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.464155	19.685183	19.56%	184,722
2012	14.814165	16.464155	11.14%	145,138
2011	15.491667	14.814165	-4.37%	193,652
2010	14.052561	15.491667	10.24%	215,068
2009	11.562898	14.052561	21.53%	237,651
2008	17.250735	11.562898	-32.97%	231,434
2007	16.635903	17.250735	3.70%	236,913
2006	14.864940	16.635903	11.91%	250,557
2005	14.208967	14.864940	4.62%	254,959
2004	12.974386	14.208967	9.52%	152,993
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.815906	14.914797	7.95%	203,523
2012	13.089553	13.815906	5.55%	185,888
2011	13.126252	13.089553	-0.28%	166,902
2010	12.380722	13.126252	6.02%	173,077
2009	11.061455	12.380722	11.93%	121,102
2008	13.326911	11.061455	-17.00%	81,977
2007	12.887234	13.326911	3.41%	52,527
2006	12.165117	12.887234	5.94%	56,472
2005	11.916137	12.165117	2.09%	66,837
2004	11.381802	11.916137	4.69%	94,238
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.000801	19.973956	33.15%	16,213
2012	12.966115	15.000801	15.69%	34,140
2011	13.610303	12.966115	-4.73%	40,469
2010	12.837189	13.610303	6.02%	56,163
2009*	10.000000	12.837189	28.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.211558	28.872720	29.99%	3,925
2012	19.353925	22.211558	14.77%	4,488
2011	20.325826	19.353925	-4.78%	5,171
2010	16.484590	20.325826	23.30%	5,693
2009	12.337819	16.484590	33.61%	4,582
2008	19.876563	12.337819	-37.93%	6,915
2007	18.917010	19.876563	5.07%	307
2006	17.618761	18.917010	7.37%	385
2005	16.085989	17.618761	9.53%	2,763
2004	14.226488	16.085989	13.07%	17,797
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.240975	9.028432	-2.30%	38,765
2012	9.459122	9.240975	-2.31%	53,408
2011	9.681179	9.459122	-2.29%	52,585
2010	9.909073	9.681179	-2.30%	68,098
2009	10.138094	9.909073	-2.26%	94,104
2008	10.167942	10.138094	-0.29%	78,953
2007	9.932596	10.167942	2.37%	19,928
2006	9.725197	9.932596	2.13%	25,346
2005	9.694844	9.725197	0.31%	35,240
2004	9.843208	9.694844	-1.51%	10,052
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.156194	13.675061	-3.40%	12,175
2012	12.908919	14.156194	9.66%	43,200
2011	12.517550	12.908919	3.13%	45,168
2010	11.585507	12.517550	8.04%	44,141
2009	9.533781	11.585507	21.52%	23,581
2008	11.798369	9.533781	-19.19%	9,434
2007	11.543724	11.798369	2.21%	159
2006	11.269480	11.543724	2.43%	0
2005	11.287951	11.269480	-0.16%	0
2004	10.845052	11.287951	4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.884716	10.510044	18.29%	10,828
2013	8.884716	10.510044	18.29%	10,828
2012	7.872503	8.884716	12.86%	11,387
2011	8.915532	7.872503	-11.70%	11,266
2010	8.018277	8.915532	11.19%	9,582
2009	6.029803	8.018277	32.98%	14,094
2008*	10.000000	6.029803	-39.70%	13,997

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	94
2006	17.526693	20.961096	19.60%	109
2005	16.046770	17.526693	9.22%	179
2004	13.687034	16.046770	17.24%	186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.568821	12.566157	31.32%	5,688
2012	8.433406	9.568821	13.46%	5,519
2011	8.919870	8.433406	-5.45%	6,456
2010	7.914192	8.919870	12.71%	5,999
2009	6.262350	7.914192	26.38%	10,008
2008*	10.000000	6.262350	-37.38%	462
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.034083	11.918075	31.92%	2,532
2012	7.863867	9.034083	14.88%	3,729
2011	8.570841	7.863867	-8.25%	6,460
2010	7.780740	8.570841	10.15%	8,018
2009	6.250529	7.780740	24.48%	8,329
2008*	10.000000	6.250529	-37.49%	483
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.873347	13.370464	35.42%	5,858
2012	8.815361	9.873347	12.00%	11,122
2011	9.442793	8.815361	-6.64%	10,702
2010	7.642125	9.442793	23.56%	14,214
2009	6.173291	7.642125	23.79%	17,007
2008*	10.000000	6.173291	-38.27%	5,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.753292	14.254428	32.56%	6,654
2012	9.460613	10.753292	13.66%	5,860
2011	9.913010	9.460613	-4.56%	5,134
2010	8.481138	9.913010	16.88%	4,345
2009	6.653502	8.481138	27.47%	7,806
2008*	10.000000	6.653502	-33.46%	9,903

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.528970	20.433844	40.64%	32
2012	13.150073	14.528970	10.49%	1,050
2011	13.575955	13.150073	-3.14%	6,057
2010	11.106900	13.575955	22.23%	360
2009	8.938350	11.106900	24.26%	996
2008	17.113159	8.938350	-47.77%	2,623
2007	15.998343	17.113159	6.97%	4,144
2006	15.899389	15.998343	0.62%	1,953
2005	15.104108	15.899389	5.27%	1,817
2004	13.660706	15.104108	10.57%	14,277
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.576135	29.517377	36.81%	44
2012	18.357664	21.576135	17.53%	26
2011	19.872760	18.357664	-7.62%	355
2010	16.082411	19.872760	23.57%	353
2009	13.078860	16.082411	22.96%	357
2008	19.774663	13.078860	-33.86%	1,694
2007	21.820354	19.774663	-9.38%	2,031
2006	19.071913	21.820354	14.41%	2,066
2005	18.991325	19.071913	0.42%	2,911
2004	16.614418	18.991325	14.31%	2,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.115307	27.622459	37.32%	3,267
2012	17.869057	20.115307	12.57%	3,811
2011	19.415660	17.869057	-7.97%	4,306
2010	15.900436	19.415660	22.11%	4,589
2009	12.106536	15.900436	31.34%	4,448
2008	20.102337	12.106536	-39.78%	4,557
2007	20.195647	20.102337	-0.46%	2,589
2006	18.496109	20.195647	9.19%	23,673
2005	16.900974	18.496109	9.44%	27,765
2004	14.563156	16.900974	16.05%	2,840
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.398350	18.398691	27.78%	5,758
2012	12.945487	14.398350	11.22%	6,460
2011	13.199707	12.945487	-1.93%	6,834
2010	11.932366	13.199707	10.62%	6,746
2009	9.727310	11.932366	22.67%	11,546
2008	17.052689	9.727310	-42.96%	18,044
2007	16.179237	17.052689	5.40%	13,137
2006	14.602188	16.179237	10.80%	7,690
2005	13.962018	14.602188	4.59%	2,722
2004	13.046787	13.962018	7.01%	2,722

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.503576	10.539067	0.34%	2,410
2012	9.301977	10.503576	12.92%	6,341
2011	8.969846	9.301977	3.70%	6,619
2010	7.071839	8.969846	26.84%	10,158
2009	5.546102	7.071839	27.51%	6,361
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.261925	10.036467	-2.20%	27,339
2012	10.146606	10.261925	1.14%	24,955
2011	10.251736	10.146606	-1.03%	23,236
2010	10.245163	10.251736	0.06%	28,679
2009	9.790268	10.245163	4.65%	34,527
2008*	10.000000	9.790268	-2.10%	17,015
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.484524	24.85%	53
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.326827	15.636773	17.33%	7,880
2012	11.409125	13.326827	16.81%	11,125
2011	13.334389	11.409125	-14.44%	10,865
2010	12.833644	13.334389	3.90%	8,947
2009*	10.000000	12.833644	28.34%	16,000
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.800872	9.634507	-1.70%	18,556
2012	9.590532	9.800872	2.19%	26,202
2011	9.787414	9.590532	-2.01%	20,092
2010	9.514932	9.787414	2.86%	20,358
2009	8.593607	9.514932	10.72%	21,952
2008	10.160396	8.593607	-15.42%	33,327
2007	9.927203	10.160396	2.35%	21,899
2006	9.750532	9.927203	1.81%	9,248
2005	9.837446	9.750532	-0.88%	3,491
2004	9.991187	9.837446	-1.54%	2,468

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.722947	18.128049	42.48%	0
2012	11.967477	12.722947	6.31%	0
2011	12.379929	11.967477	-3.33%	0
2010	10.593558	12.379929	16.86%	0
2009	8.833096	10.593558	19.93%	0
2008	14.938033	8.833096	-40.87%	1,716
2007	15.213377	14.938033	-1.81%	183
2006	14.793639	15.213377	2.84%	183
2005	14.714497	14.793639	0.54%	183
2004	13.461934	14.714497	9.30%	357
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	312
2011	14.992720	14.197303	-5.31%	840
2010	12.490608	14.992720	20.03%	1,970
2009	9.727621	12.490608	28.40%	3,799
2008	16.442567	9.727621	-40.84%	7,509
2007	15.640952	16.442567	5.13%	23,212
2006	14.078903	15.640952	11.09%	16,823
2005	13.484673	14.078903	4.41%	10,582
2004	12.184056	13.484673	10.67%	11,855
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	598
2009	13.477338	18.349276	36.15%	598
2008	23.119610	13.477338	-41.71%	598
2007	22.310173	23.119610	3.63%	598
2006	19.455643	22.310173	14.67%	598
2005	17.457662	19.455643	11.44%	598
2004	15.030884	17.457662	16.15%	598
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.406366	19.784433	28.42%	8,008
2012	13.523659	15.406366	13.92%	9,838
2011	13.885036	13.523659	-2.60%	12,024
2010	12.269861	13.885036	13.16%	12,804
2009	9.811972	12.269861	25.05%	20,680
2008	16.364280	9.811972	-40.04%	17,682
2007	16.083909	16.364280	1.74%	18,184
2006	14.344443	16.083909	12.13%	15,441
2005	13.884059	14.344443	3.32%	9,861
2004	13.020103	13.884059	6.64%	23,951

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.582024	29.651819	37.39%	2,848
2012	18.773867	21.582024	14.96%	3,645
2011	19.684041	18.773867	-4.62%	4,703
2010	16.372203	19.684041	20.23%	6,097
2009	12.242398	16.372203	33.73%	6,779
2008	20.212960	12.242398	-39.43%	8,373
2007	20.983612	20.212960	-3.67%	4,363
2006	18.730671	20.983612	12.03%	1,631
2005	17.472746	18.730671	7.20%	295
2004	15.005824	17.472746	16.44%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.395900	11.107934	-2.53%	15,618
2012	11.030626	11.395900	3.31%	18,372
2011	11.176939	11.030626	-1.31%	15,661
2010	10.876049	11.176939	2.77%	12,738
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.629848	10.156163	-4.46%	2,665
2012	9.936712	10.629848	6.98%	27,994
2011*	10.000000	9.936712	-0.63%	2,824
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.064932	17.318696	32.56%	0
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	858
2010	10.781286	12.047990	11.75%	1,430
2009	8.500834	10.781286	26.83%	1,768
2008	14.194062	8.500834	-40.11%	1,509
2007	15.464005	14.194062	-8.21%	1,560
2006	13.654420	15.464005	13.25%	1,601
2005	13.280570	13.654420	2.82%	1,643
2004	12.233767	13.280570	8.56%	1,687

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
2005	14.305748	15.682599	9.62%	0
2004	12.601537	14.305748	13.52%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.676809	19.205274	40.42%	389
2012	12.255760	13.676809	11.59%	389
2011	15.269272	12.255760	-19.74%	451
2010	12.937627	15.269272	18.02%	983
2009	8.079521	12.937627	60.13%	269
2008	13.133811	8.079521	-38.48%	269
2007	12.741344	13.133811	3.08%	269
2006	12.368215	12.741344	3.02%	269
2005	11.976695	12.368215	3.27%	269
2004	11.671236	11.976695	2.62%	900
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.456733	21.259170	47.05%	9,254
2012	11.296020	14.456733	27.98%	1,204
2011	10.473605	11.296020	7.85%	4,927
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.582562	11.250491	-2.87%	149
2012	10.857736	11.582562	6.68%	130
2011	10.542938	10.857736	2.99%	2,178
2010	10.098488	10.542938	4.40%	3,259
2009	9.449749	10.098488	6.87%	10,907
2008	10.801613	9.449749	-12.52%	28,818
2007	10.508882	10.801613	2.79%	25,377
2006	10.385759	10.508882	1.19%	19,669
2005	10.227246	10.385759	1.55%	16,067
2004	10.058336	10.227246	1.68%	8,274

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
2005	13.424716	14.708653	9.56%	0
2004	12.482592	13.424716	7.55%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.669858	10.442632	7.99%	6,687
2012*	10.000000	9.669858	-3.30%	4,363
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.306144	22.466058	46.78%	624
2012	14.524156	15.306144	5.38%	760
2011	15.581694	14.524156	-6.79%	943
2010	12.580117	15.581694	23.86%	937
2009	8.435497	12.580117	49.13%	683

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
2007	17.200484	17.610360	2.38%	0
2006	15.056052	17.200484	14.24%	0
2005	14.739868	15.056052	2.15%	66
2004	13.571529	14.739868	8.61%	67
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.898322	29.431927	34.40%	7,381
2012	18.930268	21.898322	15.68%	17,877
2011	21.214186	18.930268	-10.77%	28,738
2010	17.161136	21.214186	23.62%	31,753
2009	12.319109	17.161136	39.31%	12,800
2008	19.635378	12.319109	-37.26%	14,019
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
2005	17.056004	17.760940	4.13%	0
2004	14.668433	17.056004	16.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.616534	12.169016	-10.63%	35,762
2012	12.985892	13.616534	4.86%	68,966
2011	11.899828	12.985892	9.13%	100,899
2010	11.592697	11.899828	2.65%	136,701
2009	10.771404	11.592697	7.62%	111,428
2008	11.208694	10.771404	-3.90%	115,997
2007	10.484510	11.208694	6.91%	23,389
2006	10.568371	10.484510	-0.79%	16,640
2005	10.655487	10.568371	-0.82%	18,236
2004	10.312673	10.655487	3.32%	3,772
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	1,249
2007	17.091271	16.615074	-2.79%	1,173
2006	14.982286	17.091271	14.08%	1,237
2005	14.678696	14.982286	2.07%	1,659
2004	13.352802	14.678696	9.93%	1,651

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.851686	18.839219	26.85%	14,540
2012	13.086343	14.851686	13.49%	34,721
2011	13.514572	13.086343	-3.17%	44,647
2010	11.632166	13.514572	16.18%	48,475
2009	9.177100	11.632166	26.75%	38,418
2008	12.449547	9.177100	-26.29%	41,390
2007	13.067810	12.449547	-4.73%	20,259
2006	11.130171	13.067810	17.41%	9,412
2005*	10.000000	11.130171	11.30%	6,601
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.980911	14.503265	11.73%	24,998
2012	12.089140	12.980911	7.38%	29,021
2011	12.847133	12.089140	-5.90%	58,850
2010	11.986146	12.847133	7.18%	63,850
2009*	10.000000	11.986146	19.86%	49,116
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.147538	21.48%	158
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.913938	30.112007	37.41%	18,008
2012	19.390134	21.913938	13.02%	34,964
2011	19.744723	19.390134	-1.80%	50,677
2010	16.069221	19.744723	22.87%	50,295
2009	13.162024	16.069221	22.09%	16,559
2008	19.511021	13.162024	-32.54%	17,287
2007	20.115008	19.511021	-3.00%	3,332
2006	18.003287	20.115008	11.73%	1,796
2005	17.191656	18.003287	4.72%	1,833
2004	14.444121	17.191656	19.02%	831
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.766615	20.277739	28.61%	23,424
2012	13.983105	15.766615	12.75%	38,447
2011	14.090582	13.983105	-0.76%	45,515
2010	12.598052	14.090582	11.85%	46,057
2009	10.235430	12.598052	23.08%	45,453
2008	16.723589	10.235430	-38.80%	39,200
2007	16.313974	16.723589	2.51%	22,509
2006	14.500481	16.313974	12.51%	22,336
2005	14.218015	14.500481	1.99%	20,401
2004	13.194190	14.218015	7.76%	5,008

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.271558	19.198251	17.99%	9,828
2012	15.130188	16.271558	7.54%	30,469
2011	14.248269	15.130188	6.19%	49,808
2010	12.682796	14.248269	12.34%	56,012
2009	10.625956	12.682796	19.36%	16,604
2008	15.484277	10.625956	-31.38%	21,065
2007	14.842000	15.484277	4.33%	3,390
2006	13.078414	14.842000	13.48%	1,077
2005	12.862598	13.078414	1.68%	2,947
2004	12.569236	12.862598	2.33%	656
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0
2005	14.826107	15.283224	3.08%	0
2004	13.672660	14.826107	8.44%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	535
2007	15.101647	16.166502	7.05%	608
2006	13.356142	15.101647	13.07%	702
2005	13.448665	13.356142	-0.69%	726
2004	12.858073	13.448665	4.59%	837
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.564746	12.361554	-1.62%	795
2012	11.757239	12.564746	6.87%	15,315
2011	11.804436	11.757239	-0.40%	31,975
2010	11.163853	11.804436	5.74%	35,263
2009	9.514651	11.163853	17.33%	51,813
2008	10.539678	9.514651	-9.73%	59,688
2007	10.266953	10.539678	2.66%	44,563
2006	10.116795	10.266953	1.48%	17,759
2005	10.258337	10.116795	-1.38%	16,108
2004	10.167671	10.258337	0.89%	4,227

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.398441	13.704834	10.54%	7,679
2012	11.379419	12.398441	8.95%	29,336
2011	11.702681	11.379419	-2.76%	81,677
2010	10.648227	11.702681	9.90%	548,280
2009	8.797094	10.648227	21.04%	692,942
2008	12.039071	8.797094	-26.93%	715,468
2007	11.372528	12.039071	5.86%	770,479
2006	10.627320	11.372528	7.01%	720,798
2005*	10.000000	10.627320	6.27%	152,073
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.537828	14.157491	12.92%	46,424
2012	11.355946	12.537828	10.41%	114,162
2011	11.774845	11.355946	-3.56%	147,654
2010	10.546772	11.774845	11.64%	181,201
2009	8.401962	10.546772	25.53%	223,522
2008	12.804368	8.401962	-34.38%	245,536
2007	11.925522	12.804368	7.37%	370,728
2006	10.932085	11.925522	9.09%	194,219
2005*	10.000000	10.932085	9.32%	68,481
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.443752	14.752886	18.56%	3,557
2012	11.064163	12.443752	12.47%	3,741
2011	11.659781	11.064163	-5.11%	6,207
2010	10.302965	11.659781	13.17%	7,625
2009	8.043137	10.302965	28.10%	23,594
2008	13.322549	8.043137	-39.63%	29,939
2007	12.283828	13.322549	8.46%	28,056
2006	11.138935	12.283828	10.28%	29,690
2005*	10.000000	11.138935	11.39%	28,586
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.226465	18.458904	21.23%	3,025
2012	14.888903	15.226465	2.27%	4,019
2011	16.082808	14.888903	-7.42%	4,289
2010	13.821692	16.082808	16.36%	4,801
2009	9.591436	13.821692	44.10%	4,875
2008	21.543912	9.591436	-55.48%	5,230
2007	15.150214	21.543912	42.20%	6,063
2006	13.303376	15.150214	13.88%	3,960
2005*	10.000000	13.303376	33.03%	2,219

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.752712	19.663313	24.82%	58,061
2012	13.782098	15.752712	14.30%	87,956
2011	14.021290	13.782098	-1.71%	119,011
2010	12.494586	14.021290	12.22%	147,435
2009	9.851363	12.494586	26.83%	129,862
2008	17.642038	9.851363	-44.16%	127,248
2007	17.841935	17.642038	-1.12%	96,436
2006	15.234015	17.841935	17.12%	74,451
2005	14.776419	15.234015	3.10%	60,941
2004	13.603772	14.776419	8.62%	21,444
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.564680	20.670881	32.81%	5,185
2012	13.933293	15.564680	11.71%	16,696
2011	14.272534	13.933293	-2.38%	29,969
2010	11.799969	14.272534	20.95%	24,923
2009	9.443148	11.799969	24.96%	25,983
2008	18.354004	9.443148	-48.55%	41,289
2007	14.841311	18.354004	23.67%	16,579
2006	14.260291	14.841311	4.07%	10,521
2005	13.840838	14.260291	3.03%	11,920
2004	13.744768	13.840838	0.70%	4,140
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.873058	12.310580	-4.37%	216,556
2012	12.484039	12.873058	3.12%	450,229
2011	11.943367	12.484039	4.53%	1,247,591
2010	11.372363	11.943367	5.02%	2,147,029
2009	10.085775	11.372363	12.76%	3,333,296
2008	10.698836	10.085775	-5.73%	3,171,983
2007	10.527722	10.698836	1.63%	3,291,625
2006	10.352158	10.527722	1.70%	1,270,137
2005	10.403467	10.352158	-0.49%	101,817
2004	10.225391	10.403467	1.74%	3,556
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.279764	32.214059	32.68%	52,652
2012	21.704664	24.279764	11.86%	97,113
2011	24.931965	21.704664	-12.94%	127,780
2010	19.857680	24.931965	25.55%	163,559
2009	14.551074	19.857680	36.47%	158,475
2008	24.674874	14.551074	-41.03%	162,044
2007	21.911113	24.674874	12.61%	84,889
2006	19.961162	21.911113	9.77%	56,999
2005	17.319629	19.961162	15.25%	39,896
2004	14.228073	17.319629	21.73%	8,115

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
2005	16.245524	18.844819	16.00%	0
2004	14.681680	16.245524	10.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.782831	14.975570	27.10%	43,503
2012	10.018254	11.782831	17.61%	83,396
2011	12.418659	10.018254	-19.33%	99,944
2010	11.271565	12.418659	10.18%	107,082
2009	9.146498	11.271565	23.23%	88,011
2008	16.710756	9.146498	-45.27%	49,239
2007	14.620747	16.710756	14.29%	11,200
2006	12.707924	14.620747	15.05%	1,858
2005	10.958871	12.707924	15.96%	1,444
2004*	10.000000	10.958871	9.59%	9,699
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	434
2011	19.285662	17.131080	-11.17%	2,779
2010	15.632125	19.285662	23.37%	1,615
2009	10.186508	15.632125	53.46%	7,217
2008	21.415648	10.186508	-52.43%	9,873
2007	20.801986	21.415648	2.95%	9,777
2006	18.361767	20.801986	13.29%	9,930
2005	18.356870	18.361767	0.03%	8,453
2004	16.513232	18.356870	11.16%	821
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.713970	11.740635	20.86%	11,651
2012	8.625717	9.713970	12.62%	13,231
2011	8.971226	8.625717	-3.85%	13,307
2010	8.332565	8.971226	7.66%	14,376
2009	6.551202	8.332565	27.19%	3,885
2008*	10.000000	6.551202	-34.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.310167	13.696826	11.26%	5,659
2012	11.191147	12.310167	10.00%	9,058
2011	11.193004	11.191147	-0.02%	9,587
2010	10.172991	11.193004	10.03%	23,208
2009	7.682907	10.172991	32.41%	24,075
2008	11.185080	7.682907	-31.31%	24,572
2007	11.040930	11.185080	1.31%	19,561
2006*	10.000000	11.040930	10.41%	5,956
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.920035	21.428012	26.64%	2,550
2012	15.476872	16.920035	9.32%	7,548
2011	14.951559	15.476872	3.51%	18,282
2010	12.691092	14.951559	17.81%	30,721
2009	11.075583	12.691092	14.59%	51,662
2008	15.559038	11.075583	-28.82%	59,831
2007	16.375723	15.559038	-4.99%	80,627
2006	14.317130	16.375723	14.38%	94,883
2005	14.174982	14.317130	1.00%	92,606
2004	13.077676	14.174982	8.39%	30,038
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.417039	29.823297	33.04%	35,868
2012	19.391936	22.417039	15.60%	93,852
2011	20.633627	19.391936	-6.02%	268,056
2010	16.478949	20.633627	25.21%	413,868
2009	13.066078	16.478949	26.12%	654,030
2008	19.976991	13.066078	-34.59%	30,480
2007	20.959357	19.976991	-4.69%	10,805
2006	18.346803	20.959357	14.24%	527
2005	17.272672	18.346803	6.22%	1,153
2004	14.293865	17.272672	20.84%	1,575
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
2005	15.809963	17.009548	7.59%	0
2004	13.659387	15.809963	15.74%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.837947	-1.62%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.901797	11.884015	20.02%	510
2012	8.892524	9.901797	11.35%	2,465
2011	10.295632	8.892524	-13.63%	689
2010*	10.000000	10.295632	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.057053	16.820347	28.82%	13,038
2012	10.904628	13.057053	19.74%	5,920
2011	11.269173	10.904628	-3.23%	9,106
2010*	10.000000	11.269173	12.69%	603
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.576155	13.072615	36.51%	1,613
2012*	10.000000	9.576155	-4.24%	2,315
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.887948	12.404099	25.45%	1,670
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.670053	12.899364	33.39%	21,384
2012*	10.000000	9.670053	-3.30%	26,375
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.179544	16.104430	22.19%	6,175
2012	11.325604	13.179544	16.37%	6,202
2011	12.498301	11.325604	-9.38%	6,666
2010	11.777147	12.498301	6.12%	14,164
2009*	10.000000	11.777147	17.77%	1,811
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.738396	11.587077	7.90%	12,985
2012*	10.000000	10.738396	7.38%	569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.996521	12.684181	26.89%	343
2012*	10.000000	9.996521	-0.03%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	43
2007	13.719160	14.773086	7.68%	121
2006	12.723262	13.719160	7.83%	178
2005	12.101488	12.723262	5.14%	186
2004	11.443645	12.101488	5.75%	317
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.731658	25.219353	27.81%	26,550
2012	16.314966	19.731658	20.94%	63,770
2011	17.953094	16.314966	-9.12%	83,754
2010	17.266141	17.953094	3.98%	109,498
2009	12.109370	17.266141	42.58%	98,254
2008	22.268831	12.109370	-45.62%	82,974
2007	16.692231	22.268831	33.41%	14,565
2006	15.664813	16.692231	6.56%	892
2005	14.251148	15.664813	9.92%	0
2004	12.371130	14.251148	15.20%	838
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.774559	30.995449	11.60%	1,118
2012	25.132095	27.774559	10.51%	1,111
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
2005	16.562866	21.341330	28.85%	0
2004	14.290852	16.562866	15.90%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.757905	20.012449	27.00%	209
2012	13.830612	15.757905	13.93%	209
2011	14.110530	13.830612	-1.98%	1,533
2010	12.884210	14.110530	9.52%	2,788
2009	9.485726	12.884210	35.83%	4,189
2008	15.414900	9.485726	-38.46%	4,189
2007	14.220129	15.414900	8.40%	4,157
2006	13.570197	14.220129	4.79%	5,707
2005	13.332303	13.570197	1.78%	5,730
2004	12.527515	13.332303	6.42%	209

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.155352	14.004447	37.90%	5,606
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.593622	23.295945	32.41%	102,019
2012	15.548515	17.593622	13.15%	276,761
2011	15.996542	15.548515	-2.80%	842,483
2010	14.729169	15.996542	8.60%	1,295,436
2009	12.318074	14.729169	19.57%	1,578,054
2008	18.756381	12.318074	-34.33%	113,048
2007	17.854393	18.756381	5.05%	34,450
2006	15.171686	17.854393	17.68%	16,138
2005	14.592051	15.171686	3.97%	15,143
2004	13.013769	14.592051	12.13%	2,097
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.589726	14.445084	24.64%	11,080
2012	10.238174	11.589726	13.20%	20,197
2011	10.673806	10.238174	-4.08%	29,027
2010*	10.000000	10.673806	6.74%	17,494
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.016553	12.657910	26.37%	1,086
2012	9.015735	10.016553	11.10%	1,882
2011*	10.000000	9.015735	-9.84%	17,405
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.969107	19.247223	28.58%	54,586
2012	13.395155	14.969107	11.75%	86,708
2011	13.650464	13.395155	-1.87%	151,528
2010	12.353990	13.650464	10.49%	175,108
2009*	10.000000	12.353990	23.54%	1,027
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.841715	13.052206	20.39%	789,100
2012	9.595173	10.841715	12.99%	2,253,328
2011	9.735136	9.595173	-1.44%	3,685,821
2010	8.899746	9.735136	9.39%	3,943,982
2009	7.384802	8.899746	20.51%	3,897,596
2008	10.769435	7.384802	-31.43%	3,772,434
2007	10.391833	10.769435	3.63%	1,153,940
2006*	10.000000	10.391833	3.92%	165,634

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.011421	10.475888	-4.86%	756,575
2012	10.743477	11.011421	2.49%	2,024,011
2011	10.405675	10.743477	3.25%	3,128,780
2010	10.053791	10.405675	3.50%	3,198,260
2009	9.180297	10.053791	9.51%	3,127,117
2008	10.431022	9.180297	-11.99%	3,317,005
2007	10.374046	10.431022	0.55%	951,985
2006*	10.000000	10.374046	3.74%	4,618
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.330067	14.232791	25.62%	27,528
2012	9.504160	11.330067	19.21%	51,344
2011	10.731545	9.504160	-11.44%	75,074
2010	9.873794	10.731545	8.69%	70,821
2009	7.140620	9.873794	38.28%	73,024
2008	11.917257	7.140620	-40.08%	71,924
2007	10.672505	11.917257	11.66%	29,620
2006*	10.000000	10.672505	6.73%	76,101
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.133417	12.825476	26.57%	81,876
2012	8.839576	10.133417	14.64%	145,233
2011	9.497129	8.839576	-6.92%	233,034
2010	8.228464	9.497129	15.42%	253,748
2009	6.071730	8.228464	35.52%	212,710
2008	11.146413	6.071730	-45.53%	248,710
2007	10.202232	11.146413	9.25%	134,133
2006*	10.000000	10.202232	2.02%	62,830
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.886886	11.539200	29.85%	741,420
2012	7.774651	8.886886	14.31%	2,559,564
2011	8.143431	7.774651	-4.53%	4,330,836
2010	7.514524	8.143431	8.37%	4,483,021
2009	5.888236	7.514524	27.62%	4,329,233
2008	9.736275	5.888236	-39.52%	4,190,551
2007*	10.000000	9.736275	-2.64%	931,721
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	1,231
2007	13.747460	13.843431	0.70%	1,276
2006	12.727746	13.747460	8.01%	1,968
2005	12.730150	12.727746	-0.02%	2,837
2004	11.840898	12.730150	7.51%	8,248

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.016942	21.161959	32.12%	58,833
2012	13.880964	16.016942	15.39%	93,372
2011	14.586241	13.880964	-4.84%	140,214
2010	12.938547	14.586241	12.73%	258,284
2009	10.329810	12.938547	25.25%	109,253
2008	16.850630	10.329810	-38.70%	295,428
2007	17.720355	16.850630	-4.91%	1,154,469
2006	15.702314	17.720355	12.85%	753,968
2005	15.467889	15.702314	1.52%	88,472
2004	13.528592	15.467889	14.33%	6,275
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.402943	11.777741	40.16%	29,805
2012	7.365606	8.402943	14.08%	14,021
2011	8.537717	7.365606	-13.73%	14,843
2010	7.577228	8.537717	12.68%	12,438
2009	5.072828	7.577228	49.37%	10,555
2008*	10.000000	5.072828	-49.27%	1,054
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.659900	13.069683	35.30%	154,065
2012	8.881865	9.659900	8.76%	372,063
2011	9.402248	8.881865	-5.53%	1,103,852
2010	7.792321	9.402248	20.66%	1,807,756
2009	6.078957	7.792321	28.19%	3,223,558
2008*	10.000000	6.078957	-39.21%	3,596,209
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.269037	11.719228	26.43%	7,991
2012	8.172479	9.269037	13.42%	8,021
2011	8.938980	8.172479	-8.57%	9,690
2010	7.962997	8.938980	12.26%	12,894
2009	6.311827	7.962997	26.16%	14,746
2008*	10.000000	6.311827	-36.88%	3,690
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.363223	11.603013	11.96%	417,039
2012	9.556212	10.363223	8.44%	2,212,606
2011	9.919113	9.556212	-3.66%	4,735,373
2010	9.200321	9.919113	7.81%	4,833,558
2009	7.863141	9.200321	17.01%	2,152,161
2008*	10.000000	7.863141	-21.37%	2,079,673
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.949099	11.779452	18.40%	857,701
2012	8.965881	9.949099	10.97%	977,939
2011	9.509062	8.965881	-5.71%	1,380,236
2010	8.664336	9.509062	9.75%	1,299,890
2009	7.146054	8.664336	21.25%	477,958
2008*	10.000000	7.146054	-28.54%	416,440

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.774821	11.040635	2.47%	222,399
2012	10.265025	10.774821	4.97%	320,788
2011	10.365215	10.265025	-0.97%	317,620
2010	9.938708	10.365215	4.29%	277,212
2009	9.005325	9.938708	10.36%	181,029
2008*	10.000000	9.005325	-9.95%	170,643
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.166637	11.695385	15.04%	485,790
2012	9.265691	10.166637	9.72%	449,395
2011	9.714820	9.265691	-4.62%	497,679
2010	8.932762	9.714820	8.75%	2,411,160
2009	7.501354	8.932762	19.08%	158,242
2008*	10.000000	7.501354	-24.99%	92,999
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.666390	11.730874	21.36%	148,673
2012	8.639404	9.666390	11.89%	549,241
2011	9.280464	8.639404	-6.91%	590,582
2010	8.387218	9.280464	10.65%	680,073
2009	6.785554	8.387218	23.60%	62,182
2008*	10.000000	6.785554	-32.14%	55,169
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.551115	11.461134	8.62%	125,530
2012	9.819396	10.551115	7.45%	204,052
2011	10.082438	9.819396	-2.61%	230,568
2010	9.469522	10.082438	6.47%	293,982
2009	8.240441	9.469522	14.92%	113,415
2008*	10.000000	8.240441	-17.60%	107,241
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.758689	11.237923	-4.43%	119,500
2012	11.203987	11.758689	4.95%	268,025
2011	10.799155	11.203987	3.75%	895,790
2010	10.356999	10.799155	4.27%	1,532,946
2009	9.767091	10.356999	6.04%	2,346,316
2008*	10.000000	9.767091	-2.33%	5,522

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.707335	12.154467	-4.35%	4,245
2012	12.149128	12.707335	4.59%	17,921
2011	11.731232	12.149128	3.56%	18,578
2010	11.111871	11.731232	5.57%	34,816
2009	9.772882	11.111871	13.70%	13,109
2008*	10.000000	9.772882	-2.27%	7,440
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0
2005	19.487625	25.184211	29.23%	0
2004	16.570047	19.487625	17.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.200936	11.431002	-6.31%	186,299
2012	12.124667	12.200936	0.63%	436,045
2011	11.575769	12.124667	4.74%	1,091,295
2010	11.313330	11.575769	2.32%	1,754,798
2009	11.282253	11.313330	0.28%	2,984,606
2008	10.725721	11.282253	5.19%	3,503,640
2007	10.251375	10.725721	4.63%	3,234,395
2006	10.157990	10.251375	0.92%	1,313,958
2005	10.073025	10.157990	0.84%	103,240
2004	9.989553	10.073025	0.84%	11,253
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.477636	8.584397	14.80%	17,526
2012	6.646020	7.477636	12.51%	40,666
2011	7.561895	6.646020	-12.11%	57,682
2010	6.852649	7.561895	10.35%	62,139
2009	5.421013	6.852649	26.41%	37,271
2008*	10.000000	5.421013	-45.79%	18,170
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.286807	9.792419	18.17%	4,171
2012	7.179187	8.286807	15.43%	8,539
2011	8.435671	7.179187	-14.89%	18,227
2010	8.043441	8.435671	4.88%	17,080
2009	6.404701	8.043441	25.59%	2,386
2008	11.525594	6.404701	-44.43%	2,377
2007	10.791318	11.525594	6.80%	798
2006*	10.000000	10.791318	7.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.201230	21.373992	24.26%	315,873
2012	15.198982	17.201230	13.17%	448,251
2011	16.200999	15.198982	-6.18%	586,722
2010	14.473283	16.200999	11.94%	712,584
2009	11.651691	14.473283	24.22%	1,321,020
2008	18.893750	11.651691	-38.33%	1,455,559
2007	18.262793	18.893750	3.45%	1,507,585
2006	16.001796	18.262793	14.13%	1,443,933
2005	15.181595	16.001796	5.40%	1,159,408
2004	13.634433	15.181595	11.35%	118,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.928140	14.319083	10.76%	393,448
2012	12.103914	12.928140	6.81%	431,086
2011	12.285861	12.103914	-1.48%	661,172
2010	11.456955	12.285861	7.23%	510,141
2009*	10.000000	11.456955	14.57%	3,311
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.934452	16.259744	16.69%	113,529
2012	12.713199	13.934452	9.61%	152,088
2011	13.141486	12.713199	-3.26%	174,862
2010	12.012377	13.141486	9.40%	149,704
2009*	10.000000	12.012377	20.12%	19,526
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.239845	12.529712	2.37%	127,969
2012	11.918288	12.239845	2.70%	194,880
2011	11.856895	11.918288	0.52%	277,447
2010	11.466489	11.856895	3.40%	257,651
2009	10.764505	11.466489	6.52%	296,611
2008	11.730073	10.764505	-8.23%	275,824
2007	11.400425	11.730073	2.89%	190,534
2006	10.996193	11.400425	3.68%	139,703
2005	10.899641	10.996193	0.89%	101,520
2004	10.665718	10.899641	2.19%	50,210
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.672544	6.73%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.955172	17.032048	13.89%	1,211,930
2012	13.821533	14.955172	8.20%	1,929,228
2011	14.159159	13.821533	-2.38%	4,631,600
2010	13.072959	14.159159	8.31%	10,870,265
2009	11.237250	13.072959	16.34%	13,076,766
2008	14.983500	11.237250	-25.00%	13,777,562
2007	14.524060	14.983500	3.16%	13,214,191
2006	13.356251	14.524060	8.74%	9,942,204
2005	12.982902	13.356251	2.88%	2,598,913
2004	12.137820	12.982902	6.96%	99,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.381137	19.575898	19.50%	529,576
2012	14.747040	16.381137	11.08%	1,332,481
2011	15.429355	14.747040	-4.42%	1,939,996
2010	14.003189	15.429355	10.18%	2,396,051
2009	11.528165	14.003189	21.47%	3,151,022
2008	17.207732	11.528165	-33.01%	3,387,929
2007	16.602976	17.207732	3.64%	3,348,949
2006	14.843088	16.602976	11.86%	2,719,117
2005	14.195319	14.843088	4.56%	1,598,841
2004	12.968571	14.195319	9.46%	87,377
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.746282	14.832053	7.90%	286,130
2012	13.030269	13.746282	5.49%	929,900
2011	13.073475	13.030269	-0.33%	3,199,218
2010	12.337256	13.073475	5.97%	3,859,570
2009	11.028259	12.337256	11.87%	4,091,674
2008	13.293726	11.028259	-17.04%	4,179,447
2007	12.861755	13.293726	3.36%	3,260,781
2006	12.147263	12.861755	5.88%	462,202
2005	11.904707	12.147263	2.04%	84,245
2004	11.376700	11.904707	4.64%	7,315
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.972672	19.926302	33.08%	40,431
2012	12.948434	14.972672	15.63%	97,477
2011	13.598696	12.948434	-4.78%	148,276
2010	12.832801	13.598696	5.97%	202,545
2009*	10.000000	12.832801	28.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	22.099580	28.712470	29.92%	8,965
2012	19.266223	22.099580	14.71%	9,656
2011	20.244067	19.266223	-4.83%	20,996
2010	16.426672	20.244067	23.24%	13,162
2009	12.300771	16.426672	33.54%	36,493
2008	19.827051	12.300771	-37.96%	13,706
2007	18.879598	19.827051	5.02%	12,133
2006	17.592905	18.879598	7.31%	9,939
2005	16.070571	17.592905	9.47%	7,467
2004	14.220117	16.070571	13.01%	810
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.194196	8.978134	-2.35%	114,798
2012	9.416070	9.194196	-2.36%	361,371
2011	9.642034	9.416070	-2.34%	566,273
2010	9.874059	9.642034	-2.35%	698,147
2009	10.107442	9.874059	-2.31%	809,166
2008	10.142390	10.107442	-0.34%	642,522
2007	9.912735	10.142390	2.32%	1,140,836
2006	9.710708	9.912735	2.08%	300,719
2005	9.685343	9.710708	0.26%	104,579
2004	9.838596	9.685343	-1.56%	46,813
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.084791	13.599128	-3.45%	78,599
2012	12.850405	14.084791	9.61%	177,075
2011	12.467171	12.850405	3.07%	205,291
2010	11.544789	12.467171	7.99%	245,763
2009	9.505138	11.544789	21.46%	171,439
2008	11.768953	9.505138	-19.24%	159,093
2007	11.520873	11.768953	2.15%	66,101
2006	11.252909	11.520873	2.38%	3,938
2005	11.277114	11.252909	-0.21%	449
2004	10.840190	11.277114	4.03%	959
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.863522	10.479595	18.23%	198,405
2013	8.863522	10.479595	18.23%	198,405
2012	7.857747	8.863522	12.80%	412,540
2011	8.903358	7.857747	-11.74%	1,002,183
2010	8.011424	8.903358	11.13%	1,483,337
2009	6.027735	8.011424	32.91%	2,634,620
2008*	10.000000	6.027735	-39.72%	2,452,774

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0
2005	16.033084	17.502808	9.17%	0
2004	13.682356	16.033084	17.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.545970	12.529739	31.26%	69,427
2012	8.417595	9.545970	13.40%	161,469
2011	8.907693	8.417595	-5.50%	503,955
2010	7.907436	8.907693	12.65%	802,837
2009	6.260205	7.907436	26.31%	1,482,131
2008*	10.000000	6.260205	-37.40%	394
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.012504	11.883525	31.86%	7,613
2012	7.849117	9.012504	14.82%	16,168
2011	8.559142	7.849117	-8.30%	34,400
2010	7.774100	8.559142	10.10%	43,485
2009	6.248393	7.774100	24.42%	44,988
2008*	10.000000	6.248393	-37.52%	3,570
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.849779	13.331728	35.35%	107,039
2012	8.798826	9.849779	11.94%	247,700
2011	9.429899	8.798826	-6.69%	607,367
2010	7.635585	9.429899	23.50%	968,705
2009	6.171167	7.635585	23.73%	1,410,324
2008*	10.000000	6.171167	-38.29%	1,165,730
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.727602	14.213101	32.49%	99,264
2012	9.442862	10.727602	13.61%	250,430
2011	9.899476	9.442862	-4.61%	653,239
2010	8.473892	9.899476	16.82%	930,012
2009	6.651221	8.473892	27.40%	1,284,349
2008*	10.000000	6.651221	-33.49%	1,943,092

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.455687	20.320369	40.57%	5,545
2012	13.090457	14.455687	10.43%	9,432
2011	13.521315	13.090457	-3.19%	15,110
2010	11.067857	13.521315	22.17%	13,514
2009	8.911497	11.067857	24.20%	16,032
2008	17.070507	8.911497	-47.80%	11,706
2007	15.966679	17.070507	6.91%	5,876
2006	15.876031	15.966679	0.57%	1,401
2005	15.089610	15.876031	5.21%	1,400
2004	13.654589	15.089610	10.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.467340	29.353539	36.74%	3,167
2012	18.274469	21.467340	17.47%	3,842
2011	19.792806	18.274469	-7.67%	7,449
2010	16.025902	19.792806	23.51%	5,903
2009	13.039574	16.025902	22.90%	27,158
2008	19.725378	13.039574	-33.89%	2,221
2007	21.777194	19.725378	-9.42%	1,517
2006	19.043904	21.777194	14.35%	779
2005	18.973124	19.043904	0.37%	894
2004	16.606993	18.973124	14.25%	278
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.013871	27.469125	37.25%	1,418
2012	17.788073	20.013871	12.51%	3,549
2011	19.337540	17.788073	-8.01%	5,769
2010	15.844558	19.337540	22.05%	7,105
2009	12.070166	15.844558	31.27%	6,321
2008	20.052236	12.070166	-39.81%	207,576
2007	20.155684	20.052236	-0.51%	174,697
2006	18.468949	20.155684	9.13%	160,489
2005	16.884771	18.468949	9.38%	12,401
2004	14.556637	16.884771	15.99%	313
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.325722	18.296521	27.72%	125,547
2012	12.886807	14.325722	11.17%	275,030
2011	13.146590	12.886807	-1.98%	745,410
2010	11.890424	13.146590	10.56%	1,227,613
2009	9.698093	11.890424	22.61%	1,934,698
2008	17.010187	9.698093	-42.99%	2,360,953
2007	16.147227	17.010187	5.34%	1,806,400
2006	14.580741	16.147227	10.74%	1,009,613
2005	13.948628	14.580741	4.53%	73,655
2004	13.040944	13.948628	6.96%	672

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.478480	10.508510	0.29%	975
2012	9.284519	10.478480	12.86%	5,049
2011	8.957588	9.284519	3.65%	15,596
2010	7.065788	8.957588	26.77%	25,934
2009	5.544191	7.065788	27.44%	3,686
2008*	10.000000	5.544191	-44.56%	10,320
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.615578	16.16%	8,378
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.237444	10.007395	-2.25%	37,252
2012	10.127604	10.237444	1.08%	97,371
2011	10.237763	10.127604	-1.08%	136,914
2010	10.236421	10.237763	0.01%	147,574
2009	9.786923	10.236421	4.59%	154,331
2008*	10.000000	9.786923	-2.13%	32,494
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.480272	24.80%	149
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.301835	15.599475	17.27%	148,661
2012	11.393575	13.301835	16.75%	311,706
2011	13.323024	11.393575	-14.48%	722,213
2010	12.829265	13.323024	3.85%	1,061,323
2009*	10.000000	12.829265	28.29%	1,788,994
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.751447	9.581015	-1.75%	104,072
2012	9.547057	9.751447	2.14%	297,154
2011	9.748031	9.547057	-2.06%	922,903
2010	9.481500	9.748031	2.81%	1,513,898
2009	8.567794	9.481500	10.66%	2,299,850
2008	10.135052	8.567794	-15.46%	3,806,259
2007	9.907529	10.135052	2.30%	3,447,355
2006	9.736191	9.907529	1.76%	1,432,700
2005	9.828001	9.736191	-0.93%	8,724
2004	9.986709	9.828001	-1.59%	4,468

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.658722	18.027323	42.41%	815
2012	11.913186	12.658722	6.26%	5,515
2011	12.330071	11.913186	-3.38%	6,950
2010	10.556295	12.330071	16.80%	7,039
2009	8.806539	10.556295	19.87%	7,133
2008	14.900766	8.806539	-40.90%	5,852
2007	15.183234	14.900766	-1.86%	1,651
2006	14.771886	15.183234	2.78%	0
2005	14.700363	14.771886	0.49%	0
2004	13.455901	14.700363	9.25%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.316853	20.581494	34.37%	6,775
2012	14.134441	15.316853	8.37%	8,969
2011	14.933971	14.134441	-5.35%	10,009
2010	12.448019	14.933971	19.97%	10,122
2009	9.699424	12.448019	28.34%	14,340
2008	16.403325	9.699424	-40.87%	20,241
2007	15.611658	16.403325	5.07%	2,209,049
2006	14.059715	15.611658	11.04%	1,191,223
2005	13.473176	14.059715	4.35%	95,629
2004	12.179899	13.473176	10.62%	404
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
2005	17.440917	19.427071	11.39%	0
2004	15.024154	17.440917	16.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.328684	19.674607	28.35%	124,933
2012	13.462369	15.328684	13.86%	274,015
2011	13.829177	13.462369	-2.65%	730,882
2010	12.226742	13.829177	13.11%	1,208,903
2009	9.782496	12.226742	24.99%	1,768,359
2008	16.323497	9.782496	-40.07%	2,082,202
2007	16.052090	16.323497	1.69%	1,730,235
2006	14.323371	16.052090	12.07%	1,048,472
2005	13.870747	14.323371	3.26%	89,827
2004	13.014275	13.870747	6.58%	1,725

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.473150	29.487143	37.32%	13,296
2012	18.688750	21.473150	14.90%	9,460
2011	19.604814	18.688750	-4.67%	15,065
2010	16.314643	19.604814	20.17%	14,415
2009	12.205611	16.314643	33.67%	15,633
2008	20.162577	12.205611	-39.46%	505,022
2007	20.942082	20.162577	-3.72%	324,273
2006	18.703144	20.942082	11.97%	164,954
2005	17.455969	18.703144	7.14%	11,006
2004	14.999099	17.455969	16.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.549039	10.312385	-2.24%	12,271
2012*	10.000000	10.549039	5.49%	30,568
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.374504	11.081407	-2.58%	121,471
2012	11.015568	11.374504	3.26%	200,383
2011	11.167393	11.015568	-1.36%	401,138
2010	10.872327	11.167393	2.71%	674,647
2009*	10.000000	10.872327	8.72%	885,465
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.620779	10.142299	-4.51%	23,863
2012	9.933340	10.620779	6.92%	29,640
2011*	10.000000	9.933340	-0.67%	10,668
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	13.000415	17.224370	32.49%	0
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	749
2010	10.744545	12.000790	11.69%	749
2009	8.476199	10.744545	26.76%	939
2008	14.160200	8.476199	-40.14%	1,729
2007	15.435062	14.160200	-8.26%	2,015
2006	13.635814	15.435062	13.20%	2,530
2005	13.269238	13.635814	2.76%	2,124
2004	12.229585	13.269238	8.50%	1,166

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
2005	14.293545	15.661240	9.57%	0
2004	12.597229	14.293545	13.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.609268	19.100659	40.35%	0
2012	12.201488	13.609268	11.54%	2,407
2011	15.209428	12.201488	-19.78%	1,296
2010	12.893511	15.209428	17.96%	1,316
2009	8.056091	12.893511	60.05%	1,477
2008	13.102459	8.056091	-38.51%	1,494
2007	12.717468	13.102459	3.03%	1,477
2006	12.351340	12.717468	2.96%	1,669
2005	11.966471	12.351340	3.22%	1,101
2004	11.667245	11.966471	2.56%	432
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.437028	21.219341	46.98%	2,911
2012	11.286414	14.437028	27.92%	3,309
2011	10.470052	11.286414	7.80%	5,332
2010*	10.000000	10.470052	4.70%	3,766
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.525382	11.189221	-2.92%	11,811
2012	10.809684	11.525382	6.62%	19,206
2011	10.501649	10.809684	2.93%	28,130
2010	10.064089	10.501649	4.35%	30,897
2009	9.422377	10.064089	6.81%	43,681
2008	10.775844	9.422377	-12.56%	2,490,960
2007	10.489208	10.775844	2.73%	2,431,870
2006	10.371604	10.489208	1.13%	982,290
2005	10.218514	10.371604	1.50%	73,640
2004	10.054892	10.218514	1.63%	185

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
2005	13.410974	14.686104	9.51%	0
2004	12.476204	13.410974	7.49%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.666539	10.433704	7.94%	1,399
2012*	10.000000	9.666539	-3.33%	1,399
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.242553	22.361276	46.70%	3,520
2012	14.471247	15.242553	5.33%	7,749
2011	15.532874	14.471247	-6.83%	14,497
2010	12.547116	15.532874	23.80%	29,135
2009	8.417684	12.547116	49.06%	8,083

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	1,979
2009	10.167288	11.942518	17.46%	1,979
2008	17.566454	10.167288	-42.12%	1,979
2007	17.166433	17.566454	2.33%	1,979
2006	15.033932	17.166433	14.18%	1,979
2005	14.725723	15.033932	2.09%	1,979
2004	13.565446	14.725723	8.55%	1,979
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.787804	29.268412	34.33%	3,129
2012	18.844391	21.787804	15.62%	1,774
2011	21.128751	18.844391	-10.81%	1,075
2010	17.100771	21.128751	23.55%	1,062
2009	12.282067	17.100771	39.23%	8,198
2008	19.586401	12.282067	-37.29%	859
2007	19.768756	19.586401	-0.92%	614
2006	17.734824	19.768756	11.47%	631
2005	17.039629	17.734824	4.08%	611
2004	14.661856	17.039629	16.22%	623
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.546978	12.100659	-10.68%	21,059
2012	12.926202	13.546978	4.80%	20,234
2011	11.851172	12.926202	9.07%	19,518
2010	11.551209	11.851172	2.60%	18,310
2009	10.738353	11.551209	7.57%	11,623
2008	11.180025	10.738353	-3.95%	17,254
2007	10.463084	11.180025	6.85%	7,189
2006	10.552161	10.463084	-0.84%	1,896
2005	10.644579	10.552161	-0.87%	1,357
2004	10.307393	10.644579	3.27%	1,357
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.124192	19.999268	32.23%	3,106
2012	13.539483	15.124192	11.70%	228
2011	13.486422	13.539483	0.39%	238
2010	12.135704	13.486422	11.13%	250
2009	10.557676	12.135704	14.95%	259
2008	16.573641	10.557676	-36.30%	259
2007	17.057428	16.573641	-2.84%	281
2006	14.960263	17.057428	14.02%	281
2005	14.664594	14.960263	2.02%	281
2004	13.346817	14.664594	9.87%	281

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.793471	18.755762	26.78%	12,163
2012	13.041751	14.793471	13.43%	12,140
2011	13.475405	13.041751	-3.22%	12,732
2010	11.604397	13.475405	16.12%	12,937
2009	9.159881	11.604397	26.69%	12,197
2008	12.432558	9.159881	-26.32%	13,103
2007	13.056693	12.432558	-4.78%	14,080
2006	11.126388	13.056693	17.35%	13,581
2005*	10.000000	11.126388	11.26%	2,012
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.143389	21.43%	291
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.803361	29.944739	37.34%	10,155
2012	19.302202	21.803361	12.96%	15,735
2011	19.665233	19.302202	-1.85%	19,570
2010	16.012711	19.665233	22.81%	21,737
2009	13.122465	16.012711	22.03%	3,293
2008	19.462376	13.122465	-32.58%	3,212
2007	20.075193	19.462376	-3.05%	2,984
2006	17.976834	20.075193	11.67%	3,064
2005	17.175156	17.976834	4.67%	3,112
2004	14.437650	17.175156	18.96%	3,242
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.687084	20.165132	28.55%	11,057
2012	13.919723	15.687084	12.70%	12,315
2011	14.033887	13.919723	-0.81%	14,853
2010	12.553785	14.033887	11.79%	13,635
2009	10.204691	12.553785	23.02%	14,361
2008	16.681925	10.204691	-38.83%	14,929
2007	16.281704	16.681925	2.46%	10,891
2006	14.479184	16.281704	12.45%	9,743
2005	14.204392	14.479184	1.93%	6,138
2004	13.188293	14.204392	7.70%	4,834

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.189512	19.091675	17.93%	6,141
2012	15.061629	16.189512	7.49%	2,345
2011	14.190947	15.061629	6.14%	4,228
2010	12.638232	14.190947	12.29%	4,584
2009	10.594037	12.638232	19.30%	3,740
2008	15.445686	10.594037	-31.41%	3,881
2007	14.812626	15.445686	4.27%	1,569
2006	13.059200	14.812626	13.43%	1,723
2005	12.850257	13.059200	1.63%	407
2004	12.563613	12.850257	2.28%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	1,024
2009	8.107832	9.951947	22.74%	1,008
2008	13.350271	8.107832	-39.27%	936
2007	15.419875	13.350271	-13.42%	883
2006	15.260764	15.419875	1.04%	804
2005	14.811886	15.260764	3.03%	721
2004	13.666532	14.811886	8.38%	692
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
2005	13.435747	13.336513	-0.74%	0
2004	12.852316	13.435747	4.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.501368	12.292899	-1.67%	3,082
2012	11.703937	12.501368	6.81%	6,521
2011	11.756935	11.703937	-0.45%	11,116
2010	11.124607	11.756935	5.68%	18,751
2009	9.486055	11.124607	17.27%	21,556
2008	10.513384	9.486055	-9.77%	17,252
2007	10.246616	10.513384	2.60%	11,824
2006	10.101910	10.246616	1.43%	5,547
2005	10.248489	10.101910	-1.43%	2,244
2004	10.163117	10.248489	0.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.349843	13.644122	10.48%	12,159
2012	11.340642	12.349843	8.90%	12,436
2011	11.668764	11.340642	-2.81%	14,175
2010	10.622805	11.668764	9.85%	14,307
2009	8.780596	10.622805	20.98%	14,371
2008	12.022652	8.780596	-26.97%	14,416
2007	11.362864	12.022652	5.81%	2,250
2006	10.623715	11.362864	6.96%	1,967
2005*	10.000000	10.623715	6.24%	1,687
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.488698	14.094800	12.86%	17,306
2012	11.317256	12.488698	10.35%	62,052
2011	11.740719	11.317256	-3.61%	59,095
2010	10.521587	11.740719	11.59%	60,062
2009	8.386197	10.521587	25.46%	60,809
2008	12.786907	8.386197	-34.42%	62,366
2007	11.915395	12.786907	7.31%	58,376
2006	10.928377	11.915395	9.03%	59,402
2005*	10.000000	10.928377	9.28%	14,111
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.394958	14.687525	18.50%	1,158
2012	11.026435	12.394958	12.41%	21,109
2011	11.625970	11.026435	-5.16%	21,109
2010	10.278354	11.625970	13.11%	21,109
2009	8.028052	10.278354	28.03%	23,170
2008	13.304385	8.028052	-39.66%	22,148
2007	12.273396	13.304385	8.40%	3,500
2006	11.135158	12.273396	10.22%	4,999
2005*	10.000000	11.135158	11.35%	1,499
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.166776	18.377138	21.17%	5,648
2012	14.838155	15.166776	2.21%	5,564
2011	16.036193	14.838155	-7.47%	5,365
2010	13.788695	16.036193	16.30%	5,952
2009	9.573439	13.788695	44.03%	7,911
2008	21.514558	9.573439	-55.50%	6,628
2007	15.137362	21.514558	42.13%	6,469
2006	13.298875	15.137362	13.82%	5,868
2005*	10.000000	13.298875	32.99%	5,449

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.673200	19.554060	24.76%	5,289
2012	13.719578	15.673200	14.24%	6,619
2011	13.964827	13.719578	-1.76%	9,597
2010	12.450652	13.964827	12.16%	11,907
2009	9.821749	12.450652	26.77%	14,969
2008	17.598043	9.821749	-44.19%	18,011
2007	17.806618	17.598043	-1.17%	15,123
2006	15.211627	17.806618	17.06%	13,181
2005	14.762249	15.211627	3.04%	5,822
2004	13.597681	14.762249	8.56%	1,231
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.486179	20.556093	32.74%	7,263
2012	13.870132	15.486179	11.65%	13,808
2011	14.215098	13.870132	-2.43%	15,929
2010	11.758494	14.215098	20.89%	22,083
2009	9.414779	11.758494	24.89%	21,451
2008	18.308274	9.414779	-48.58%	26,465
2007	14.811943	18.308274	23.60%	37,328
2006	14.239339	14.811943	4.02%	24,606
2005	13.827562	14.239339	2.98%	2,022
2004	13.738615	13.827562	0.65%	514
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.808059	12.242154	-4.42%	141,383
2012	12.427386	12.808059	3.06%	200,050
2011	11.895243	12.427386	4.47%	218,081
2010	11.332348	11.895243	4.97%	278,648
2009	10.055439	11.332348	12.70%	401,433
2008	10.672126	10.055439	-5.78%	386,000
2007	10.506855	10.672126	1.57%	420,790
2006	10.336916	10.506855	1.64%	148,954
2005	10.393468	10.336916	-0.54%	6,565
2004	10.220804	10.393468	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.157279	32.035137	32.61%	11,620
2012	21.606248	24.157279	11.81%	28,762
2011	24.831608	21.606248	-12.99%	36,171
2010	19.787872	24.831608	25.49%	42,062
2009	14.507346	19.787872	36.40%	40,684
2008	24.613346	14.507346	-41.06%	46,033
2007	21.867734	24.613346	12.56%	44,364
2006	19.931837	21.867734	9.71%	39,994
2005	17.303008	19.931837	15.19%	19,563
2004	14.221699	17.303008	21.67%	7,519

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
2005	16.229931	18.817129	15.94%	0
2004	14.675101	16.229931	10.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.730672	14.901656	27.03%	1,892
2012	9.979031	11.730672	17.55%	2,515
2011	12.376383	9.979031	-19.37%	3,070
2010	11.238942	12.376383	10.12%	2,816
2009	9.124698	11.238942	23.17%	4,014
2008	16.679478	9.124698	-45.29%	8,634
2007	14.600896	16.679478	14.24%	2,868
2006	12.697142	14.600896	14.99%	0
2005	10.955164	12.697142	15.90%	833
2004*	10.000000	10.955164	9.55%	2,235
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.147708	26.870583	27.06%	568
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	1,094
2010	15.577185	19.208053	23.31%	1,151
2009	10.155901	15.577185	53.38%	1,191
2008	21.362284	10.155901	-52.46%	1,191
2007	20.760838	21.362284	2.90%	1,836
2006	18.334807	20.760838	13.23%	1,836
2005	18.339265	18.334807	-0.02%	1,401
2004	16.505852	18.339265	11.11%	153
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.268182	13.643125	11.21%	6,553
2012	11.158706	12.268182	9.94%	9,599
2011	11.166252	11.158706	-0.07%	10,019
2010	10.153879	11.166252	9.97%	8,967
2009	7.672400	10.153879	32.34%	11,159
2008	11.175523	7.672400	-31.35%	11,137
2007	11.037182	11.175523	1.25%	7,545
2006*	10.000000	11.037182	10.37%	1,350
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.834675	21.309008	26.58%	5,465
2012	15.406701	16.834675	9.27%	4,193
2011	14.891375	15.406701	3.46%	6,512
2010	12.646482	14.891375	17.75%	7,467
2009	11.042301	12.646482	14.53%	8,679
2008	15.520249	11.042301	-28.85%	9,059
2007	16.343309	15.520249	-5.04%	9,169
2006	14.296091	16.343309	14.32%	9,734
2005	14.161382	14.296091	0.95%	7,655
2004	13.071811	14.161382	8.34%	1,320
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.303921	29.657612	32.97%	17,023
2012	19.303995	22.303921	15.54%	34,125
2011	20.550577	19.303995	-6.07%	46,990
2010	16.421012	20.550577	25.15%	50,350
2009	13.026819	16.421012	26.06%	85,937
2008	19.927201	13.026819	-34.63%	1,026
2007	20.917891	19.927201	-4.74%	1,151
2006	18.319860	20.917891	14.18%	1,717
2005	17.256120	18.319860	6.16%	0
2004	14.287477	17.256120	20.78%	3,305
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
2005	15.794791	16.984548	7.53%	0
2004	13.653271	15.794791	15.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.834575	-1.65%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.890808	11.864750	19.96%	0
2012	8.887233	9.890808	11.29%	0
2011	10.294763	8.887233	-13.67%	0
2010*	10.000000	10.294763	2.95%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.042589	16.793113	28.76%	1,819
2012	10.898138	13.042589	19.68%	376
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.572829	13.061381	36.44%	1,730
2012*	10.000000	9.572829	-4.27%	1,796
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.666690	12.888285	33.33%	1,293
2012*	10.000000	9.666690	-3.33%	8,733
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.154808	16.065969	22.13%	3,527
2012	11.310153	13.154808	16.31%	4,878
2011	12.487637	11.310153	-9.43%	3,772
2010	11.773123	12.487637	6.07%	3,527
2009*	10.000000	11.773123	17.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.993116	12.673363	26.82%	2,453
2012*	10.000000	9.993116	-0.07%	196

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
2005	12.089875	12.704566	5.08%	0
2004	11.438508	12.089875	5.69%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.632078	25.079234	27.75%	7,894
2012	16.240951	19.632078	20.88%	16,873
2011	17.880799	16.240951	-9.17%	18,778
2010	17.205426	17.880799	3.93%	19,280
2009	12.072964	17.205426	42.51%	18,950
2008	22.213295	12.072964	-45.65%	21,729
2007	16.659175	22.213295	33.34%	9,617
2006	15.641781	16.659175	6.50%	150
2005	14.237460	15.641781	9.86%	150
2004	12.365582	14.237460	15.14%	150
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.634437	30.823301	11.54%	325
2012	25.018150	27.634437	10.46%	329
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
2005	16.546978	21.309989	28.78%	0
2004	14.284449	16.546978	15.84%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.678340	19.901226	26.93%	0
2012	13.767844	15.678340	13.88%	0
2011	14.053687	13.767844	-2.03%	0
2010	12.838881	14.053687	9.46%	0
2009	9.457199	12.838881	35.76%	0
2008	15.376435	9.457199	-38.50%	0
2007	14.191951	15.376435	8.35%	0
2006	13.550232	14.191951	4.74%	0
2005	13.319487	13.550232	1.73%	0
2004	12.521890	13.319487	6.37%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.504873	23.166576	32.34%	64,022
2012	15.478018	17.504873	13.10%	117,568
2011	15.932162	15.478018	-2.85%	155,597
2010	14.677396	15.932162	8.55%	179,937
2009	12.281065	14.677396	19.51%	205,287
2008	18.709634	12.281065	-34.36%	17,687
2007	17.819068	18.709634	5.00%	8,498
2006	15.149396	17.819068	17.62%	3,659
2005	14.578054	15.149396	3.92%	2,353
2004	13.007946	14.578054	12.07%	2,092
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.573939	14.418035	24.57%	5,638
2012	10.229478	11.573939	13.14%	8,594
2011	10.670183	10.229478	-4.13%	8,650
2010*	10.000000	10.670183	6.70%	7,740
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.008003	12.640625	26.31%	92
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.941048	19.201317	28.51%	10,146
2012	13.376901	14.941048	11.69%	21,164
2011	13.638833	13.376901	-1.92%	26,867
2010	12.349779	13.638833	10.44%	31,779
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.804736	13.001021	20.33%	106,227
2012	9.567364	10.804736	12.93%	171,054
2011	9.711892	9.567364	-1.49%	197,509
2010	8.883044	9.711892	9.33%	207,317
2009	7.374717	8.883044	20.45%	208,523
2008	10.760245	7.374717	-31.46%	233,671
2007	10.388304	10.760245	3.58%	153,607
2006*	10.000000	10.388304	3.88%	65,638

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.973899	10.434838	-4.91%	43,371
2012	10.712367	10.973899	2.44%	92,447
2011	10.380839	10.712367	3.19%	109,020
2010	10.034933	10.380839	3.45%	119,827
2009	9.167766	10.034933	9.46%	99,270
2008	10.422119	9.167766	-12.04%	105,710
2007	10.370531	10.422119	0.50%	45,742
2006*	10.000000	10.370531	3.71%	3,861
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.291437	14.177020	25.56%	11,011
2012	9.476613	11.291437	19.15%	10,795
2011	10.705912	9.476613	-11.48%	11,898
2010	9.855254	10.705912	8.63%	11,387
2009	7.130857	9.855254	38.21%	8,623
2008	11.907068	7.130857	-40.11%	6,068
2007	10.668873	11.907068	11.61%	2,571
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.098875	12.775229	26.50%	6,395
2012	8.813957	10.098875	14.58%	7,201
2011	9.474450	8.813957	-6.97%	9,518
2010	8.213007	9.474450	15.36%	13,665
2009	6.063428	8.213007	35.45%	14,453
2008	11.136891	6.063428	-45.56%	46,678
2007	10.198772	11.136891	9.20%	43,427
2006*	10.000000	10.198772	1.99%	29,842
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.861095	11.499829	29.78%	40,529
2012	7.756072	8.861095	14.25%	113,984
2011	8.128126	7.756072	-4.58%	138,757
2010	7.504244	8.128126	8.31%	144,004
2009	5.883189	7.504244	27.55%	131,076
2008	9.732937	5.883189	-39.55%	132,091
2007*	10.000000	9.732937	-2.67%	38,044
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
2005	12.717918	12.709010	-0.07%	0
2004	11.835577	12.717918	7.45%	253

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.936048	21.044310	32.05%	27,507
2012	13.817957	15.936048	15.33%	41,506
2011	14.527469	13.817957	-4.88%	50,724
2010	12.893005	14.527469	12.68%	55,889
2009	10.298729	12.893005	25.19%	30,377
2008	16.808572	10.298729	-38.73%	45,805
2007	17.685246	16.808572	-4.96%	182,610
2006	15.679216	17.685246	12.79%	97,515
2005	15.453033	15.679216	1.46%	2,389
2004	13.522524	15.453033	14.28%	1,180
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.382865	11.743585	40.09%	9,989
2012	7.351774	8.382865	14.03%	10,858
2011	8.526046	7.351774	-13.77%	11,766
2010	7.570741	8.526046	12.62%	5,418
2009	5.071088	7.570741	49.29%	7,629
2008*	10.000000	5.071088	-49.29%	570
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.636828	13.031802	35.23%	95,911
2012	8.865197	9.636828	8.70%	181,008
2011	9.389401	8.865197	-5.58%	225,723
2010	7.785654	9.389401	20.60%	256,892
2009	6.076866	7.785654	28.12%	412,702
2008*	10.000000	6.076866	-39.23%	475,764
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.338451	11.569358	11.91%	46,141
2012	9.538266	10.338451	8.39%	71,446
2011	9.905556	9.538266	-3.71%	144,617
2010	9.192454	9.905556	7.76%	120,582
2009	7.860440	9.192454	16.95%	110,166
2008*	10.000000	7.860440	-21.40%	120,054
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.925352	11.745330	18.34%	205,573
2012	8.949074	9.925352	10.91%	292,821
2011	9.496094	8.949074	-5.76%	286,604
2010	8.656945	9.496094	9.69%	287,324
2009	7.143618	8.656945	21.18%	17,541
2008*	10.000000	7.143618	-28.56%	17,541

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.749121	11.008655	2.41%	46,895
2012	10.245779	10.749121	4.91%	55,226
2011	10.351065	10.245779	-1.02%	54,996
2010	9.930231	10.351065	4.24%	70,217
2009	9.002246	9.930231	10.31%	24,530
2008*	10.000000	9.002246	-9.98%	10,720
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.142337	11.661464	14.98%	203,116
2012	9.248297	10.142337	9.67%	213,932
2011	9.701544	9.248297	-4.67%	231,030
2010	8.925125	9.701544	8.70%	273,222
2009	7.498783	8.925125	19.02%	90,820
2008*	10.000000	7.498783	-25.01%	92,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.643307	11.696872	21.30%	69,841
2012	8.623202	9.643307	11.83%	180,191
2011	9.267801	8.623202	-6.96%	187,952
2010	8.380060	9.267801	10.59%	198,705
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.525908	11.427902	8.57%	25,251
2012	9.800970	10.525908	7.40%	37,311
2011	10.068668	9.800970	-2.66%	32,256
2010	9.461446	10.068668	6.42%	34,124
2009	8.237629	9.461446	14.86%	17,363
2008*	10.000000	8.237629	-17.62%	15,027
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.730627	11.205370	-4.48%	66,955
2012	11.182985	11.730627	4.90%	90,092
2011	10.784411	11.182985	3.70%	106,227
2010	10.348160	10.784411	4.22%	144,628
2009	9.763757	10.348160	5.99%	218,721
2008*	10.000000	9.763757	-2.36%	359

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.677031	12.119264	-4.40%	1,161
2012	12.126376	12.677031	4.54%	1,007
2011	11.715238	12.126376	3.51%	1,430
2010	11.102394	11.715238	5.52%	6,847
2009	9.769545	11.102394	13.64%	5,571
2008*	10.000000	9.769545	-2.30%	591
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0
2005	19.468943	25.147238	29.17%	0
2004	16.562641	19.468943	17.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.139413	11.367522	-6.36%	109,302
2012	12.069717	12.139413	0.58%	161,990
2011	11.529190	12.069717	4.69%	175,385
2010	11.273580	11.529190	2.27%	234,395
2009	11.248359	11.273580	0.22%	367,696
2008	10.698976	11.248359	5.13%	457,045
2007	10.231074	10.698976	4.57%	401,064
2006	10.143040	10.231074	0.87%	164,961
2005	10.063343	10.143040	0.79%	16,369
2004	9.985062	10.063343	0.78%	7,972
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.459759	8.559487	14.74%	4,652
2012	6.633540	7.459759	12.46%	6,221
2011	7.551551	6.633540	-12.16%	6,542
2010	6.846778	7.551551	10.29%	2,426
2009	5.419158	6.846778	26.34%	2,199
2008*	10.000000	5.419158	-45.81%	1,528
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.258547	9.754018	18.11%	381
2012	7.158381	8.258547	15.37%	458
2011	8.415529	7.158381	-14.94%	558
2010	8.028332	8.415529	4.82%	519
2009	6.395945	8.028332	25.52%	589
2008	11.515743	6.395945	-44.46%	538
2007	10.787646	11.515743	6.75%	1,430
2006*	10.000000	10.787646	7.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.114406	21.255225	24.19%	107,379
2012	15.130036	17.114406	13.12%	109,675
2011	16.135766	15.130036	-6.23%	133,168
2010	14.422386	16.135766	11.88%	139,005
2009	11.616670	14.422386	24.15%	145,057
2008	18.846640	11.616670	-38.36%	155,288
2007	18.226640	18.846640	3.40%	173,248
2006	15.978276	18.226640	14.07%	117,967
2005	15.167023	15.978276	5.35%	22,573
2004	13.628322	15.167023	11.29%	4,189
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.903884	14.284904	10.70%	135,860
2012	12.087413	12.903884	6.75%	136,998
2011	12.275380	12.087413	-1.53%	44,788
2010	11.453037	12.275380	7.18%	33,425
2009*	10.000000	11.453037	14.53%	9,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.908312	16.220928	16.63%	22,511
2012	12.695864	13.908312	9.55%	30,995
2011	13.130259	12.695864	-3.31%	33,030
2010	12.008267	13.130259	9.34%	28,896
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.178063	12.460086	2.32%	24,381
2012	11.864224	12.178063	2.65%	49,502
2011	11.809140	11.864224	0.47%	74,404
2010	11.426159	11.809140	3.35%	107,452
2009	10.732127	11.426159	6.47%	74,113
2008	11.700793	10.732127	-8.28%	59,169
2007	11.377827	11.700793	2.84%	35,642
2006	10.980000	11.377827	3.62%	25,551
2005	10.889154	10.980000	0.83%	4,034
2004	10.660918	10.889154	2.14%	2,124
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.668877	6.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.879719	16.937451	13.83%	277,822
2012	13.758856	14.879719	8.15%	481,345
2011	14.102159	13.758856	-2.43%	609,784
2010	13.027001	14.102159	8.25%	973,629
2009	11.203480	13.027001	16.28%	1,016,275
2008	14.946124	11.203480	-25.04%	1,056,674
2007	14.495297	14.946124	3.11%	1,078,346
2006	13.336606	14.495297	8.69%	755,709
2005	12.970434	13.336606	2.82%	165,754
2004	12.132370	12.970434	6.91%	45,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.298507	19.467189	19.44%	248,200
2012	14.680173	16.298507	11.02%	443,717
2011	15.367236	14.680173	-4.47%	578,123
2010	13.953951	15.367236	10.13%	642,107
2009	11.493521	13.953951	21.41%	695,059
2008	17.164824	11.493521	-33.04%	767,952
2007	16.570109	17.164824	3.59%	789,998
2006	14.821279	16.570109	11.80%	582,240
2005	14.181698	14.821279	4.51%	172,751
2004	12.962759	14.181698	9.40%	12,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.676920	14.749667	7.84%	53,995
2012	12.971176	13.676920	5.44%	176,688
2011	13.020842	12.971176	-0.38%	266,593
2010	12.293875	13.020842	5.91%	299,079
2009	10.995112	12.293875	11.81%	314,471
2008	13.260561	10.995112	-17.08%	316,989
2007	12.836281	13.260561	3.31%	254,221
2006	12.129392	12.836281	5.83%	123,574
2005	11.893276	12.129392	1.99%	21,516
2004	11.371597	11.893276	4.59%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.944600	19.878764	33.02%	33,899
2012	12.930791	14.944600	15.57%	64,010
2011	13.587105	12.930791	-4.83%	75,336
2010	12.828419	13.587105	5.91%	84,702
2009*	10.000000	12.828419	28.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.988063	28.552970	29.86%	6,123
2012	19.178853	21.988063	14.65%	6,904
2011	20.162568	19.178853	-4.88%	6,927
2010	16.368904	20.162568	23.18%	6,859
2009	12.263795	16.368904	33.47%	4,342
2008	19.777604	12.263795	-37.99%	5,168
2007	18.842211	19.777604	4.96%	4,731
2006	17.567024	18.842211	7.26%	5,639
2005	16.055123	17.567024	9.42%	3,921
2004	14.213733	16.055123	12.96%	2,952
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.147615	8.928072	-2.40%	55,958
2012	9.373181	9.147615	-2.41%	76,837
2011	9.603023	9.373181	-2.39%	92,659
2010	9.839148	9.603023	-2.40%	102,225
2009	10.076866	9.839148	-2.36%	127,545
2008	10.116888	10.076866	-0.40%	148,796
2007	9.892906	10.116888	2.26%	121,759
2006	9.696233	9.892906	2.03%	46,826
2005	9.675846	9.696233	0.21%	4,585
2004	9.833986	9.675846	-1.61%	5,785
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.013744	13.523599	-3.50%	9,582
2012	12.792147	14.013744	9.55%	10,697
2011	12.416988	12.792147	3.02%	11,783
2010	11.504219	12.416988	7.93%	13,157
2009	9.476576	11.504219	21.40%	11,118
2008	11.739599	9.476576	-19.28%	11,947
2007	11.498052	11.739599	2.10%	1,918
2006	11.236363	11.498052	2.33%	0
2005	11.266279	11.236363	-0.27%	0
2004	10.835323	11.266279	3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.842358	10.449226	18.17%	128,172
2013	8.842358	10.449226	18.17%	128,172
2012	7.843017	8.842358	12.74%	221,666
2011	8.891221	7.843017	-11.79%	259,968
2010	8.004600	8.891221	11.08%	272,308
2009	6.025673	8.004600	32.84%	372,742
2008*	10.000000	6.025673	-39.74%	392,631

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0
2005	16.019415	17.478955	9.11%	0
2004	13.677693	16.019415	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.523151	12.493391	31.19%	52,561
2012	8.401781	9.523151	13.35%	112,142
2011	8.895504	8.401781	-5.55%	135,159
2010	7.900660	8.895504	12.59%	143,140
2009	6.258057	7.900660	26.25%	230,231
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.990984	11.849092	31.79%	9,129
2012	7.834394	8.990984	14.76%	13,042
2011	8.547450	7.834394	-8.34%	12,434
2010	7.767444	8.547450	10.04%	11,655
2009	6.246255	7.767444	24.35%	9,004
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.826246	13.293073	35.28%	63,309
2012	8.782318	9.826246	11.89%	119,840
2011	9.417019	8.782318	-6.74%	151,581
2010	7.629059	9.417019	23.44%	173,661
2009	6.169051	7.629059	23.67%	220,978
2008*	10.000000	6.169051	-38.31%	153,862
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.701997	14.171927	32.42%	64,720
2012	9.425153	10.701997	13.55%	119,142
2011	9.885962	9.425153	-4.66%	149,329
2010	8.466646	9.885962	16.76%	163,459
2009	6.648947	8.466646	27.34%	212,584
2008*	10.000000	6.648947	-33.51%	294,852

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.382735	20.207486	40.50%	984
2012	13.031087	14.382735	10.37%	1,576
2011	13.466881	13.031087	-3.24%	2,347
2010	11.028944	13.466881	22.10%	2,487
2009	8.884717	11.028944	24.13%	2,715
2008	17.027965	8.884717	-47.82%	2,438
2007	15.935079	17.027965	6.86%	977
2006	15.852707	15.935079	0.52%	0
2005	15.075139	15.852707	5.16%	0
2004	13.648474	15.075139	10.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.359001	29.190460	36.67%	456
2012	18.191579	21.359001	17.41%	596
2011	19.713111	18.191579	-7.72%	611
2010	15.969545	19.713111	23.44%	573
2009	13.000376	15.969545	22.84%	642
2008	19.676194	13.000376	-33.93%	571
2007	21.734096	19.676194	-9.47%	41
2006	19.015924	21.734096	14.29%	0
2005	18.954921	19.015924	0.32%	0
2004	16.599553	18.954921	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.912923	27.316590	37.18%	301
2012	17.707433	19.912923	12.46%	365
2011	19.259724	17.707433	-8.06%	462
2010	15.788870	19.259724	21.98%	1,117
2009	12.033906	15.788870	31.20%	1,135
2008	20.002253	12.033906	-39.84%	27,742
2007	20.115799	20.002253	-0.56%	24,619
2006	18.441819	20.115799	9.08%	20,128
2005	16.868575	18.441819	9.33%	788
2004	14.550118	16.868575	15.93%	644
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.253461	18.194917	27.65%	73,506
2012	12.828388	14.253461	11.11%	127,760
2011	13.093678	12.828388	-2.03%	161,485
2010	11.848623	13.093678	10.51%	184,064
2009	9.668944	11.848623	22.54%	273,727
2008	16.967780	9.668944	-43.02%	334,567
2007	16.115265	16.967780	5.29%	275,597
2006	14.559299	16.115265	10.69%	130,544
2005	13.935234	14.559299	4.48%	1,655
2004	13.035102	13.935234	6.91%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.453450	10.478041	0.24%	4,500
2012	9.267104	10.453450	12.80%	4,826
2011	8.945347	9.267104	3.60%	4,886
2010	7.059729	8.945347	26.71%	8,778
2009	5.542287	7.059729	27.38%	15,808
2008*	10.000000	5.542287	-44.58%	594
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.212988	9.978382	-2.30%	10,217
2012	10.108599	10.212988	1.03%	13,438
2011	10.223781	10.108599	-1.13%	16,896
2010	10.227686	10.223781	-0.04%	19,020
2009	9.783586	10.227686	4.54%	18,600
2008*	10.000000	9.783586	-2.16%	1,087
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.276862	15.562210	17.21%	86,842
2012	11.378023	13.276862	16.69%	155,945
2011	13.311660	11.378023	-14.53%	183,445
2010	12.824878	13.311660	3.80%	181,481
2009*	10.000000	12.824878	28.25%	278,023
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.702266	9.527813	-1.80%	42,844
2012	9.503798	9.702266	2.09%	74,226
2011	9.708807	9.503798	-2.11%	94,827
2010	9.448186	9.708807	2.76%	140,159
2009	8.542060	9.448186	10.61%	217,290
2008	10.109792	8.542060	-15.51%	391,669
2007	9.887928	10.109792	2.24%	400,737
2006	9.721871	9.887928	1.71%	146,636
2005	9.818562	9.721871	-0.98%	1,428
2004	9.982221	9.818562	-1.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.594887	17.927249	42.34%	3,098
2012	11.859194	12.594887	6.20%	3,098
2011	12.280472	11.859194	-3.43%	3,098
2010	10.519198	12.280472	16.74%	3,098
2009	8.780080	10.519198	19.81%	2,915
2008	14.863630	8.780080	-40.93%	0
2007	15.153195	14.863630	-1.91%	0
2006	14.750184	15.153195	2.73%	0
2005	14.686262	14.750184	0.44%	0
2004	13.449871	14.686262	9.19%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.241229	20.469401	34.30%	3,115
2012	14.071878	15.241229	8.31%	12,297
2011	14.875456	14.071878	-5.40%	16,505
2010	12.405589	14.875456	19.91%	17,889
2009	9.671311	12.405589	28.27%	21,058
2008	16.364175	9.671311	-40.90%	22,507
2007	15.582420	16.364175	5.02%	359,950
2006	14.040548	15.582420	10.98%	186,442
2005	13.461682	14.040548	4.30%	11,869
2004	12.175732	13.461682	10.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
2005	17.424186	19.398534	11.33%	0
2004	15.017425	17.424186	16.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.131287	9.851836	-2.76%	1,777
2012*	10.000000	10.131287	1.31%	323
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.251341	19.565331	28.29%	73,559
2012	13.401323	15.251341	13.80%	126,458
2011	13.773502	13.401323	-2.70%	167,699
2010	12.183755	13.773502	13.05%	192,077
2009	9.753109	12.183755	24.92%	259,193
2008	16.282810	9.753109	-40.10%	291,047
2007	16.020323	16.282810	1.64%	262,395
2006	14.302317	16.020323	12.01%	153,184
2005	13.857431	14.302317	3.21%	1,178
2004	13.008434	13.857431	6.53%	271

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.364819	29.323383	37.25%	118
2012	18.604010	21.364819	14.84%	140
2011	19.525898	18.604010	-4.72%	162
2010	16.257290	19.525898	20.11%	161
2009	12.168939	16.257290	33.60%	167
2008	20.112327	12.168939	-39.50%	80,779
2007	20.900654	20.112327	-3.77%	51,055
2006	18.675684	20.900654	11.91%	23,292
2005	17.439231	18.675684	7.09%	141
2004	14.992384	17.439231	16.32%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.353169	11.054956	-2.63%	58,752
2012	11.000548	11.353169	3.21%	78,676
2011	11.157851	11.000548	-1.41%	82,448
2010	10.868605	11.157851	2.66%	99,718
2009*	10.000000	10.868605	8.69%	120,528
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.611719	10.128457	-4.55%	3,863
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	7,079
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.936165	17.130470	32.42%	0
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	1,103
2009	8.451603	10.707877	26.70%	1,103
2008	14.126361	8.451603	-40.17%	1,305
2007	15.406108	14.126361	-8.31%	1,305
2006	13.617198	15.406108	13.14%	1,305
2005	13.257903	13.617198	2.71%	1,305
2004	12.225398	13.257903	8.45%	1,305

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	1,053
2009	11.278549	13.719414	21.64%	1,053
2008	20.618722	11.278549	-45.30%	1,053
2007	19.497223	20.618722	5.75%	1,053
2006	15.639878	19.497223	24.66%	1,053
2005	14.281341	15.639878	9.51%	1,053
2004	12.592919	14.281341	13.41%	1,053
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.542010	18.996545	40.28%	0
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	943
2009	8.032730	12.849536	59.96%	943
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
2005	11.956265	12.334505	3.16%	0
2004	11.663262	11.956265	2.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.417362	21.179612	46.90%	1,067
2012	11.276824	14.417362	27.85%	516
2011	10.466501	11.276824	7.74%	516
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.468456	11.128259	-2.97%	986
2012	10.761813	11.468456	6.57%	861
2011	10.460476	10.761813	2.88%	1,891
2010	10.029772	10.460476	4.29%	3,303
2009	9.395057	10.029772	6.76%	5,179
2008	10.750102	9.395057	-12.60%	251,194
2007	10.469540	10.750102	2.68%	304,345
2006	10.357447	10.469540	1.08%	109,502
2005	10.209786	10.357447	1.45%	1,939
2004	10.051446	10.209786	1.58%	1,077

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
2005	13.397269	14.663608	9.45%	0
2004	12.469819	13.397269	7.44%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.663222	10.424788	7.88%	30,021
2012*	10.000000	9.663222	-3.37%	31,964
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.179233	22.256994	46.63%	876
2012	14.418534	15.179233	5.28%	1,544
2011	15.484207	14.418534	-6.88%	1,536
2010	12.514207	15.484207	23.73%	1,461
2009	8.399904	12.514207	48.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	448
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
2005	14.711581	15.011819	2.04%	0
2004	13.559370	14.711581	8.50%	7,415
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.677809	29.105747	34.27%	7,320
2012	18.758889	21.677809	15.56%	7,176
2011	21.043653	18.758889	-10.86%	8,970
2010	17.040614	21.043653	23.49%	20,451
2009	12.245136	17.040614	39.16%	4,269
2008	19.537545	12.245136	-37.33%	0
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
2005	17.023266	17.708748	4.03%	0
2004	14.655279	17.023266	16.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.477754	12.032657	-10.72%	82,398
2012	12.866747	13.477754	4.75%	53,543
2011	11.802690	12.866747	9.02%	52,754
2010	11.509854	11.802690	2.54%	38,649
2009	10.705391	11.509854	7.51%	28,799
2008	11.151420	10.705391	-4.00%	81,578
2007	10.441688	11.151420	6.80%	4,362
2006	10.535966	10.441688	-0.89%	1,048
2005	10.633674	10.535966	-0.92%	1,333
2004	10.302113	10.633674	3.22%	748
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	82
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
2005	14.650506	14.938245	1.96%	0
2004	13.340824	14.650506	9.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.735474	18.672675	26.72%	5,467
2012	12.997296	14.735474	13.37%	10,746
2011	13.436344	12.997296	-3.27%	34,170
2010	11.576682	13.436344	16.06%	12,570
2009	9.142685	11.576682	26.62%	8,931
2008	12.415593	9.142685	-26.36%	3,648
2007	13.045604	12.415593	-4.83%	1,783
2006	11.122619	13.045604	17.29%	937
2005*	10.000000	11.122619	11.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.932238	14.434097	11.61%	7,343
2012	12.056173	12.932238	7.27%	7,395
2011	12.825203	12.056173	-6.00%	8,043
2010	11.977951	12.825203	7.07%	22,335
2009*	10.000000	11.977951	19.78%	5,443
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.693312	29.778348	37.27%	3,759
2012	19.214633	21.693312	12.90%	3,805
2011	19.586030	19.214633	-1.90%	3,727
2010	15.956377	19.586030	22.75%	4,530
2009	13.083009	15.956377	21.96%	1,609
2008	19.413832	13.083009	-32.61%	156
2007	20.035455	19.413832	-3.10%	0
2006	17.950420	20.035455	11.62%	0
2005	17.158677	17.950420	4.61%	0
2004	14.431180	17.158677	18.90%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.607855	20.053009	28.48%	4,801
2012	13.856527	15.607855	12.64%	5,125
2011	13.977313	13.856527	-0.86%	5,378
2010	12.509578	13.977313	11.73%	3,196
2009	10.173974	12.509578	22.96%	2,939
2008	16.640276	10.173974	-38.86%	2,014
2007	16.249423	16.640276	2.41%	2,510
2006	14.457861	16.249423	12.39%	1,266
2005	14.190724	14.457861	1.88%	1,697
2004	13.182365	14.190724	7.65%	808

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.107778	18.985567	17.87%	3,199
2012	14.993277	16.107778	7.43%	2,404
2011	14.133774	14.993277	6.08%	3,723
2010	12.593764	14.133774	12.23%	10,868
2009	10.562171	12.593764	19.23%	2,287
2008	15.407134	10.562171	-31.45%	2,372
2007	14.783274	15.407134	4.22%	330
2006	13.039977	14.783274	13.37%	2,058
2005	12.837908	13.039977	1.57%	253
2004	12.557974	12.837908	2.23%	255
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0
2005	14.797652	15.238321	2.98%	0
2004	13.660398	14.797652	8.33%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.299092	15.063871	13.27%	0
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	141
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
2005	13.422830	13.316875	-0.79%	0
2004	12.846538	13.422830	4.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.438267	12.224583	-1.72%	2,128
2012	11.650843	12.438267	6.76%	7,513
2011	11.709583	11.650843	-0.50%	1,830
2010	11.085499	11.709583	5.63%	5,035
2009	9.457548	11.085499	17.21%	13,083
2008	10.487165	9.457548	-9.82%	4,408
2007	10.226332	10.487165	2.55%	4,696
2006	10.087058	10.226332	1.38%	353
2005	10.238648	10.087058	-1.48%	353
2004	10.158553	10.238648	0.79%	415

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.301440	13.583691	10.42%	3,348
2012	11.301985	12.301440	8.84%	3,433
2011	11.634940	11.301985	-2.86%	3,521
2010	10.597437	11.634940	9.79%	26,407
2009	8.764105	10.597437	20.92%	26,949
2008	12.006244	8.764105	-27.00%	29,972
2007	11.353202	12.006244	5.75%	28,840
2006	10.620105	11.353202	6.90%	28,620
2005*	10.000000	10.620105	6.20%	3,832
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.439711	14.032323	12.80%	28,892
2012	11.278658	12.439711	10.29%	31,103
2011	11.706672	11.278658	-3.66%	32,517
2010	10.496453	11.706672	11.53%	33,368
2009	8.370448	10.496453	25.40%	16,739
2008	12.769450	8.370448	-34.45%	5,664
2007	11.905261	12.769450	7.26%	6,399
2006	10.924667	11.905261	8.98%	0
2005*	10.000000	10.924667	9.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.346393	14.622477	18.44%	7,149
2012	10.988881	12.346393	12.35%	18,291
2011	11.592302	10.988881	-5.21%	4,283
2010	10.253829	11.592302	13.05%	12,495
2009	8.012990	10.253829	27.97%	12,630
2008	13.286249	8.012990	-39.69%	12,938
2007	12.262972	13.286249	8.34%	13,934
2006	11.131386	12.262972	10.17%	4,780
2005*	10.000000	11.131386	11.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.107258	18.295656	21.11%	3,337
2012	14.787521	15.107258	2.16%	5,173
2011	15.989669	14.787521	-7.52%	17,215
2010	13.755725	15.989669	16.24%	4,338
2009	9.555447	13.755725	43.96%	20,038
2008	21.485179	9.555447	-55.53%	7,604
2007	15.124483	21.485179	42.06%	8,559
2006	13.294360	15.124483	13.77%	24,993
2005*	10.000000	13.294360	32.94%	7,124

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.594079	19.445395	24.70%	16,614
2012	13.657334	15.594079	14.18%	40,820
2011	13.908591	13.657334	-1.81%	64,071
2010	12.406856	13.908591	12.10%	30,853
2009	9.792217	12.406856	26.70%	23,185
2008	17.554161	9.792217	-44.22%	23,853
2007	17.771362	17.554161	-1.22%	37,465
2006	15.189265	17.771362	17.00%	50,531
2005	14.748070	15.189265	2.99%	5,455
2004	13.591582	14.748070	8.51%	5,213
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.407973	20.441809	32.67%	21,558
2012	13.807175	15.407973	11.59%	14,879
2011	14.157816	13.807175	-2.48%	42,055
2010	11.717100	14.157816	20.83%	6,605
2009	9.386449	11.717100	24.83%	16,815
2008	18.262570	9.386449	-48.60%	25,048
2007	14.782584	18.262570	23.54%	57,176
2006	14.218384	14.782584	3.97%	1,731
2005	13.814271	14.218384	2.93%	397
2004	13.732447	13.814271	0.60%	660
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.743413	12.174124	-4.47%	33,921
2012	12.371017	12.743413	3.01%	30,331
2011	11.847341	12.371017	4.42%	41,217
2010	11.292485	11.847341	4.91%	69,223
2009	10.025210	11.292485	12.64%	109,081
2008	10.645498	10.025210	-5.83%	100,269
2007	10.486033	10.645498	1.52%	96,578
2006	10.321705	10.486033	1.59%	25,522
2005	10.383480	10.321705	-0.59%	1,218
2004	10.216209	10.383480	1.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	24.035316	31.857089	32.54%	11,838
2012	21.508216	24.035316	11.75%	9,874
2011	24.731617	21.508216	-13.03%	14,916
2010	19.718277	24.731617	25.42%	31,849
2009	14.463722	19.718277	36.33%	9,365
2008	24.551947	14.463722	-41.09%	9,180
2007	21.824423	24.551947	12.50%	16,334
2006	19.902525	21.824423	9.66%	16,956
2005	17.286403	19.902525	15.13%	16,951
2004	14.215317	17.286403	21.60%	17,596

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
2005	16.214347	18.789457	15.88%	0
2004	14.668519	16.214347	10.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.678732	14.828084	26.97%	15,257
2012	9.939940	11.678732	17.49%	18,221
2011	12.334209	9.939940	-19.41%	11,326
2010	11.206366	12.334209	10.06%	25,809
2009	9.102905	11.206366	23.11%	27,445
2008	16.648211	9.102905	-45.32%	23,827
2007	14.581028	16.648211	14.18%	5,198
2006	12.686350	14.581028	14.93%	864
2005	10.951443	12.686350	15.84%	1,584
2004*	10.000000	10.951443	9.51%	860
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	1,153
2008	21.309015	10.125372	-52.48%	1,153
2007	20.719740	21.309015	2.84%	2,136
2006	18.307851	20.719740	13.17%	2,354
2005	18.321666	18.307851	-0.08%	2,859
2004	16.498459	18.321666	11.05%	1,743
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.226344	13.589628	11.15%	5,203
2012	11.126373	12.226344	9.89%	5,508
2011	11.139588	11.126373	-0.12%	5,489
2010	10.134822	11.139588	9.91%	8,514
2009	7.661922	10.134822	32.28%	7,399
2008	11.165991	7.661922	-31.38%	2,458
2007	11.033444	11.165991	1.20%	4,777
2006*	10.000000	11.033444	10.33%	1,362
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	611
2010	12.601987	14.831381	17.69%	621
2009	11.009094	12.601987	14.47%	4,078
2008	15.481515	11.009094	-28.89%	5,953
2007	16.310931	15.481515	-5.09%	6,013
2006	14.275060	16.310931	14.26%	11,172
2005	14.147775	14.275060	0.90%	10,670
2004	13.065946	14.147775	8.28%	7,991
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.191355	29.492831	32.90%	10,079
2012	19.216436	22.191355	15.48%	12,387
2011	20.467817	19.216436	-6.11%	22,731
2010	16.363254	20.467817	25.08%	21,684
2009	12.987653	16.363254	25.99%	28,186
2008	19.877499	12.987653	-34.66%	11,529
2007	20.876474	19.877499	-4.79%	5,749
2006	18.292933	20.876474	14.12%	9,486
2005	17.239551	18.292933	6.11%	4,240
2004	14.281063	17.239551	20.72%	8,859
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
2005	15.779632	16.959584	7.48%	0
2004	13.647154	15.779632	15.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.831203	-1.69%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.879840	11.845525	19.90%	0
2012	8.881931	9.879840	11.24%	0
2011	10.293896	8.881931	-13.72%	0
2010*	10.000000	10.293896	2.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	17,442
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.569510	13.050172	36.37%	494
2012*	10.000000	9.569510	-4.30%	513
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.881198	12.382949	25.32%	5,095
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.663340	12.877222	33.26%	3,331
2012*	10.000000	9.663340	-3.37%	5,027
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.130111	16.027608	22.07%	2,436
2012	11.294716	13.130111	16.25%	4,706
2011	12.476976	11.294716	-9.48%	5,297
2010	11.769096	12.476976	6.01%	14,969
2009*	10.000000	11.769096	17.69%	3,150
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.731073	11.567330	7.79%	3,062
2012*	10.000000	10.731073	7.31%	218
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.989704	12.662547	26.76%	4,190
2012*	10.000000	9.989704	-0.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	9,522
2009	12.036257	14.745250	22.51%	9,522
2008	14.699480	12.036257	-18.12%	9,522
2007	13.664876	14.699480	7.57%	9,522
2006	12.685875	13.664876	7.72%	9,522
2005	12.078253	12.685875	5.03%	9,522
2004	11.433374	12.078253	5.64%	9,522
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.532986	24.939869	27.68%	10,315
2012	16.167280	19.532986	20.82%	27,146
2011	17.808797	16.167280	-9.22%	9,683
2010	17.144910	17.808797	3.87%	27,346
2009	12.036669	17.144910	42.44%	16,117
2008	22.157894	12.036669	-45.68%	2,785
2007	16.626188	22.157894	33.27%	3,886
2006	15.618794	16.626188	6.45%	0
2005	14.223799	15.618794	9.81%	0
2004	12.360038	14.223799	15.08%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.881473	13.051049	32.08%	2,388
2012*	10.000000	9.881473	-1.19%	2,388
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.494918	30.651982	11.48%	1,526
2012	24.904638	27.494918	10.40%	2,321
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.438823	38.008036	24.87%	0
2006	21.278655	30.438823	43.05%	0
2005	16.531078	21.278655	28.72%	798
2004	14.278047	16.531078	15.78%	930
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.599246	19.790683	26.87%	0
2012	13.705420	15.599246	13.82%	0
2011	13.997110	13.705420	-2.08%	0
2010	12.793737	13.997110	9.41%	4,330
2009	9.428774	12.793737	35.69%	4,546
2008	15.338099	9.428774	-38.53%	5,831
2007	14.163861	15.338099	8.29%	5,908
2006	13.530321	14.163861	4.68%	5,919
2005	13.306701	13.530321	1.68%	5,882
2004	12.516282	13.306701	6.32%	5,634

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.416548	23.037893	32.28%	26,751
2012	15.407826	17.416548	13.04%	26,942
2011	15.868026	15.407826	-2.90%	39,853
2010	14.625800	15.868026	8.49%	61,730
2009	12.244149	14.625800	19.45%	70,575
2008	18.662974	12.244149	-34.39%	6,436
2007	17.783782	18.662974	4.94%	5,902
2006	15.127122	17.783782	17.56%	6,589
2005	14.564059	15.127122	3.87%	5,567
2004	13.002118	14.564059	12.01%	6,164
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.558137	14.390984	24.51%	21,531
2012	10.220762	11.558137	13.08%	11,254
2011	10.666554	10.220762	-4.18%	27,786
2010*	10.000000	10.666554	6.67%	6,377
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.999463	12.623372	26.24%	0
2012	9.009608	9.999463	10.99%	45
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.912983	19.155436	28.45%	14,218
2012	13.358640	14.912983	11.64%	14,722
2011	13.627181	13.358640	-1.97%	15,452
2010	12.345554	13.627181	10.38%	29,799
2009*	10.000000	12.345554	23.46%	114
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.767889	12.950052	20.27%	452,019
2012	9.539637	10.767889	12.88%	471,930
2011	9.688680	9.539637	-1.54%	441,016
2010	8.866355	9.688680	9.27%	472,194
2009	7.364637	8.866355	20.39%	359,294
2008	10.751051	7.364637	-31.50%	154,670
2007	10.384782	10.751051	3.53%	96,556
2006*	10.000000	10.384782	3.85%	6,925

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.936450	10.393909	-4.96%	171,215
2012	10.681302	10.936450	2.39%	176,930
2011	10.356028	10.681302	3.14%	202,546
2010	10.016084	10.356028	3.39%	285,789
2009	9.155239	10.016084	9.40%	173,022
2008	10.413211	9.155239	-12.08%	48,000
2007	10.367005	10.413211	0.45%	22,209
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.252912	14.121426	25.49%	10,989
2012	9.449129	11.252912	19.09%	13,039
2011	10.680333	9.449129	-11.53%	23,794
2010	9.836750	10.680333	8.58%	32,023
2009	7.121110	9.836750	38.14%	6,936
2008	11.896907	7.121110	-40.14%	2,365
2007	10.665256	11.896907	11.55%	2,158
2006*	10.000000	10.665256	6.65%	28,914
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.064440	12.725135	26.44%	24,048
2012	8.788420	10.064440	14.52%	27,844
2011	9.451825	8.788420	-7.02%	32,072
2010	8.197583	9.451825	15.30%	48,665
2009	6.055135	8.197583	35.38%	23,443
2008	11.127375	6.055135	-45.58%	21,523
2007	10.195307	11.127375	9.14%	10,328
2006*	10.000000	10.195307	1.95%	5,813
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.835394	11.460607	29.71%	205,306
2012	7.737544	8.835394	14.19%	231,242
2011	8.112854	7.737544	-4.63%	256,036
2010	7.493979	8.112854	8.26%	300,894
2009	5.878154	7.493979	27.49%	212,403
2008	9.729601	5.878154	-39.58%	60,444
2007*	10.000000	9.729601	-2.70%	21,916
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
2005	12.705685	12.690302	-0.12%	0
2004	11.830259	12.705685	7.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.855651	20.927423	31.99%	15,963
2012	13.755304	15.855651	15.27%	17,017
2011	14.468988	13.755304	-4.93%	21,146
2010	12.847687	14.468988	12.62%	24,059
2009	10.267780	12.847687	25.13%	18,274
2008	16.766670	10.267780	-38.76%	17,973
2007	17.650248	16.766670	-5.01%	34,969
2006	15.656179	17.650248	12.74%	17,953
2005	15.438204	15.656179	1.41%	2,074
2004	13.516468	15.438204	14.22%	599
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.362865	11.709573	40.02%	1,026
2012	7.337996	8.362865	13.97%	3,207
2011	8.514414	7.337996	-13.82%	8,245
2010	7.564284	8.514414	12.56%	54,923
2009	5.069348	7.564284	49.22%	3,351
2008*	10.000000	5.069348	-49.31%	1,361
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.613812	12.994018	35.16%	36,713
2012	8.848570	9.613812	8.65%	24,411
2011	9.376582	8.848570	-5.63%	40,031
2010	7.778999	9.376582	20.54%	125,458
2009	6.074785	7.778999	28.05%	109,596
2008*	10.000000	6.074785	-39.25%	121,779
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.224797	11.651350	26.30%	932
2012	8.141835	9.224797	13.30%	932
2011	8.914580	8.141835	-8.67%	932
2010	7.949395	8.914580	12.14%	932
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.313805	11.535855	11.85%	128,530
2012	9.520408	10.313805	8.33%	456,747
2011	9.892056	9.520408	-3.76%	554,835
2010	9.184621	9.892056	7.70%	547,430
2009	7.857757	9.184621	16.89%	312,440
2008*	10.000000	7.857757	-21.42%	304,608
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.901625	11.711257	18.28%	374,232
2012	8.932272	9.901625	10.85%	375,810
2011	9.483120	8.932272	-5.81%	432,580
2010	8.649552	9.483120	9.64%	428,139
2009	7.141169	8.649552	21.12%	279,882
2008*	10.000000	7.141169	-28.59%	44,174

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.723441	10.976728	2.36%	103,845
2012	10.226565	10.723441	4.86%	105,975
2011	10.336939	10.226565	-1.07%	102,849
2010	9.921753	10.336939	4.18%	95,884
2009	8.999173	9.921753	10.25%	21,306
2008*	10.000000	8.999173	-10.01%	1,410
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.118089	11.627625	14.92%	196,762
2012	9.230927	10.118089	9.61%	218,620
2011	9.688277	9.230927	-4.72%	224,666
2010	8.917492	9.688277	8.64%	255,114
2009	7.496218	8.917492	18.96%	94,344
2008*	10.000000	7.496218	-25.04%	4,057
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.620270	11.662954	21.23%	44,809
2012	8.607021	9.620270	11.77%	45,050
2011	9.255130	8.607021	-7.00%	45,326
2010	8.372890	9.255130	10.54%	45,545
2009	6.780906	8.372890	23.48%	46,225
2008*	10.000000	6.780906	-32.19%	27,121
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.500768	11.394765	8.51%	106,114
2012	9.782581	10.500768	7.34%	123,708
2011	10.054916	9.782581	-2.71%	124,789
2010	9.453358	10.054916	6.36%	103,818
2009	8.234811	9.453358	14.80%	31,156
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.702639	11.172906	-4.53%	24,119
2012	11.162036	11.702639	4.84%	21,631
2011	10.769716	11.162036	3.64%	28,418
2010	10.339346	10.769716	4.16%	49,005
2009	9.760428	10.339346	5.93%	80,288
2008*	10.000000	9.760428	-2.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.646743	12.084111	-4.45%	497
2012	12.103623	12.646743	4.49%	435
2011	11.699233	12.103623	3.46%	394
2010	11.092915	11.699233	5.47%	40,917
2009	9.766207	11.092915	13.58%	428
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	647
2009	19.406222	30.874151	59.09%	647
2008	47.290499	19.406222	-58.96%	647
2007	33.393003	47.290499	41.62%	647
2006	25.110278	33.393003	32.99%	647
2005	19.450243	25.110278	29.10%	1,294
2004	16.555214	19.450243	17.49%	1,294
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.078110	11.304328	-6.41%	20,916
2012	12.014948	12.078110	0.53%	20,105
2011	11.482739	12.014948	4.63%	30,461
2010	11.233920	11.482739	2.21%	52,617
2009	11.214537	11.233920	0.17%	95,849
2008	10.672268	11.214537	5.08%	142,826
2007	10.210801	10.672268	4.52%	97,944
2006	10.128125	10.210801	0.82%	24,433
2005	10.053669	10.128125	0.74%	888
2004	9.980581	10.053669	0.73%	634
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.441930	8.534667	14.68%	13,152
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	1,032
2010	6.840924	7.541235	10.24%	9,395
2009	5.417302	6.840924	26.28%	756
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.230355	9.715751	18.05%	4,527
2012	7.137613	8.230355	15.31%	4,786
2011	8.395416	7.137613	-14.98%	5,126
2010	8.013249	8.395416	4.77%	3,552
2009	6.387196	8.013249	25.46%	3,225
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.028058	21.137153	24.13%	8,197
2012	15.061426	17.028058	13.06%	8,959
2011	16.070800	15.061426	-6.28%	29,739
2010	14.371664	16.070800	11.82%	68,682
2009	11.581745	14.371664	24.09%	163,877
2008	18.799631	11.581745	-38.39%	273,585
2007	18.190547	18.799631	3.35%	287,397
2006	15.954789	18.190547	14.01%	288,647
2005	15.152466	15.954789	5.29%	282,967
2004	13.622215	15.152466	11.23%	192,696
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.879669	14.250793	10.65%	15,380
2012	12.070926	12.879669	6.70%	15,628
2011	12.264902	12.070926	-1.58%	15,817
2010	11.449122	12.264902	7.13%	3,510
2009*	10.000000	11.449122	14.49%	153
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.882209	16.182203	16.57%	69,631
2012	12.678546	13.882209	9.49%	71,028
2011	13.119072	12.678546	-3.36%	72,316
2010	12.004174	13.119072	9.29%	73,848
2009*	10.000000	12.004174	20.04%	11,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.116591	12.390833	2.26%	20,175
2012	11.810399	12.116591	2.59%	21,780
2011	11.761574	11.810399	0.42%	23,747
2010	11.385965	11.761574	3.30%	20,924
2009	10.699867	11.385965	6.41%	34,619
2008	11.671609	10.699867	-8.33%	15,015
2007	11.355298	11.671609	2.79%	15,761
2006	10.963864	11.355298	3.57%	15,339
2005	10.878703	10.963864	0.78%	39,730
2004	10.656145	10.878703	2.09%	48,685
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.665230	6.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.804597	16.843303	13.77%	56,257
2012	13.696431	14.804597	8.09%	64,807
2011	14.045357	13.696431	-2.48%	124,046
2010	12.981180	14.045357	8.20%	215,426
2009	11.169797	12.981180	16.22%	279,506
2008	14.908837	11.169797	-25.08%	249,749
2007	14.466587	14.908837	3.06%	237,461
2006	13.316989	14.466587	8.63%	185,656
2005	12.957978	13.316989	2.77%	119,021
2004	12.126932	12.957978	6.85%	18,312
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.216236	19.359015	19.38%	42,639
2012	14.613576	16.216236	10.97%	51,197
2011	15.305353	14.613576	-4.52%	53,696
2010	13.904885	15.305353	10.07%	101,606
2009	11.458975	13.904885	21.34%	103,005
2008	17.122021	11.458975	-33.07%	134,932
2007	16.537302	17.122021	3.54%	132,783
2006	14.799488	16.537302	11.74%	124,681
2005	14.168087	14.799488	4.46%	119,610
2004	12.956946	14.168087	9.35%	91,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.607902	14.667717	7.79%	9,610
2012	12.912340	13.607902	5.39%	57,182
2011	12.968407	12.912340	-0.43%	87,205
2010	12.250643	12.968407	5.86%	107,267
2009	10.962065	12.250643	11.75%	109,614
2008	13.227483	10.962065	-17.13%	107,781
2007	12.810853	13.227483	3.25%	47,432
2006	12.111554	12.810853	5.77%	7,859
2005	11.881848	12.111554	1.93%	286
2004	11.366500	11.881848	4.53%	286
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.916545	19.831292	32.95%	6,782
2012	12.913148	14.916545	15.51%	13,877
2011	13.575509	12.913148	-4.88%	14,736
2010	12.824034	13.575509	5.86%	27,054
2009*	10.000000	12.824034	28.24%	401

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.877072	28.394294	29.79%	5,456
2012	19.091840	21.877072	14.59%	6,245
2011	20.081365	19.091840	-4.93%	4,871
2010	16.311332	20.081365	23.11%	5,053
2009	12.226918	16.311332	33.41%	18,131
2008	19.728273	12.226918	-38.02%	968
2007	18.804895	19.728273	4.91%	964
2006	17.541202	18.804895	7.20%	10,843
2005	16.039710	17.541202	9.36%	1,669
2004	14.207354	16.039710	12.90%	204
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.101263	8.878284	-2.45%	67,361
2012	9.330477	9.101263	-2.46%	131,335
2011	9.564155	9.330477	-2.44%	154,494
2010	9.804346	9.564155	-2.45%	115,864
2009	10.046370	9.804346	-2.41%	143,812
2008	10.091441	10.046370	-0.45%	362,602
2007	9.873106	10.091441	2.21%	127,962
2006	9.681775	9.873106	1.98%	15,680
2005	9.666356	9.681775	0.16%	2,125
2004	9.829376	9.666356	-1.66%	3,394
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.942977	13.448409	-3.55%	50,646
2012	12.734088	13.942977	9.49%	81,093
2011	12.366951	12.734088	2.97%	88,452
2010	11.463730	12.366951	7.88%	52,249
2009	9.448066	11.463730	21.33%	22,926
2008	11.710288	9.448066	-19.32%	18,327
2007	11.475254	11.710288	2.05%	9,287
2006	11.219811	11.475254	2.28%	0
2005	11.255447	11.219811	-0.32%	0
2004	10.830451	11.255447	3.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.821203	10.418884	18.11%	30,940
2013	8.821203	10.418884	18.11%	30,940
2012	7.828271	8.821203	12.68%	35,895
2011	8.879061	7.828271	-11.83%	49,071
2010	7.997740	8.879061	11.02%	57,868
2009	6.023605	7.997740	32.77%	99,857
2008*	10.000000	6.023605	-39.76%	90,595

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0
2005	16.005733	17.455106	9.06%	0
2004	13.673012	16.005733	17.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.500417	12.457182	31.12%	8,854
2012	8.386027	9.500417	13.29%	10,894
2011	8.883372	8.386027	-5.60%	35,837
2010	7.893914	8.883372	12.53%	28,375
2009	6.255910	7.893914	26.18%	54,780
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.969491	11.814708	31.72%	22,734
2012	7.819674	8.969491	14.70%	33,500
2011	8.535760	7.819674	-8.39%	13,050
2010	7.760798	8.535760	9.99%	12,921
2009	6.244104	7.760798	24.29%	12,626
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.802758	13.254513	35.21%	24,182
2012	8.765824	9.802758	11.83%	35,018
2011	9.404150	8.765824	-6.79%	33,288
2010	7.622543	9.404150	23.37%	42,536
2009	6.166942	7.622543	23.60%	84,955
2008*	10.000000	6.166942	-38.33%	38,489
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.676407	14.130800	32.36%	12,365
2012	9.407443	10.676407	13.49%	15,245
2011	9.872439	9.407443	-4.71%	24,097
2010	8.459404	9.872439	16.70%	30,273
2009	6.646660	8.459404	27.27%	47,287
2008*	10.000000	6.646660	-33.53%	70,662

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.310125	20.095190	40.43%	3,730
2012	12.971963	14.310125	10.32%	1,965
2011	13.412632	12.971963	-3.29%	1,521
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
2008	16.985489	8.857995	-47.85%	0
2007	15.903523	16.985489	6.80%	0
2006	15.829399	15.903523	0.47%	0
2005	15.060659	15.829399	5.10%	0
2004	13.642354	15.060659	10.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	3,209
2011	19.633679	18.109016	-7.77%	0
2010	15.913342	19.633679	23.38%	0
2009	12.961264	15.913342	22.78%	13,984
2008	19.627066	12.961264	-33.96%	0
2007	21.691010	19.627066	-9.52%	1,771
2006	18.987931	21.691010	14.24%	20,283
2005	18.936699	18.987931	0.27%	1,652
2004	16.592095	18.936699	14.13%	2,266
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.812405	27.164786	37.11%	67
2012	17.627098	19.812405	12.40%	444
2011	19.182155	17.627098	-8.11%	83
2010	15.733331	19.182155	21.92%	716
2009	11.997722	15.733331	31.14%	763
2008	19.952370	11.997722	-39.87%	5,424
2007	20.075975	19.952370	-0.62%	6,628
2006	18.414714	20.075975	9.02%	6,476
2005	16.852384	18.414714	9.27%	3,424
2004	14.543597	16.852384	15.87%	2,559
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.181484	18.093764	27.59%	22,009
2012	12.770164	14.181484	11.05%	17,706
2011	13.040921	12.770164	-2.08%	28,507
2010	11.806930	13.040921	10.45%	37,022
2009	9.639863	11.806930	22.48%	66,835
2008	16.925444	9.639863	-43.05%	80,046
2007	16.083340	16.925444	5.24%	49,949
2006	14.537894	16.083340	10.63%	20,769
2005	13.921850	14.537894	4.43%	1,101
2004	13.029251	13.921850	6.85%	436

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.428437	10.447617	0.18%	5,641
2012	9.249663	10.428437	12.74%	5,641
2011	8.933092	9.249663	3.54%	5,641
2010	7.053674	8.933092	26.64%	16,975
2009	5.540370	7.053674	27.31%	15,311
2008*	10.000000	5.540370	-44.60%	348
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.188609	9.949451	-2.35%	63,907
2012	10.089646	10.188609	0.98%	17,142
2011	10.209834	10.089646	-1.18%	22,405
2010	10.218966	10.209834	-0.09%	12,419
2009	9.780247	10.218966	4.49%	32,490
2008*	10.000000	9.780247	-2.20%	53,493
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.251925	15.525035	17.15%	34,036
2012	11.362488	13.251925	16.63%	49,709
2011	13.300288	11.362488	-14.57%	51,665
2010	12.820489	13.300288	3.74%	73,293
2009*	10.000000	12.820489	28.20%	78,781
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.653269	9.474844	-1.85%	24,794
2012	9.460660	9.653269	2.04%	15,362
2011	9.669694	9.460660	-2.16%	31,212
2010	9.414950	9.669694	2.71%	56,939
2009	8.516376	9.414950	10.55%	69,812
2008	10.084556	8.516376	-15.55%	114,821
2007	9.868330	10.084556	2.19%	99,376
2006	9.707576	9.868330	1.66%	27,505
2005	9.809131	9.707576	-1.04%	1,055
2004	9.977746	9.809131	-1.69%	798

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.531297	17.827587	42.26%	0
2012	11.805386	12.531297	6.15%	0
2011	12.231000	11.805386	-3.48%	0
2010	10.482189	12.231000	16.68%	0
2009	8.753677	10.482189	19.75%	0
2008	14.826537	8.753677	-40.96%	0
2007	15.123174	14.826537	-1.96%	0
2006	14.728489	15.123174	2.68%	0
2005	14.672165	14.728489	0.38%	0
2004	13.443839	14.672165	9.14%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	0
2007	15.553233	16.325115	4.96%	61,314
2006	14.021406	15.553233	10.92%	23,692
2005	13.450191	14.021406	4.25%	788
2004	12.171575	13.450191	10.50%	1,917
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
2005	17.407459	19.370009	11.27%	0
2004	15.010694	17.407459	15.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.130354	9.845876	-2.81%	2,443
2012*	10.000000	10.130354	1.30%	1,708
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.174360	19.456613	28.22%	25,535
2012	13.340525	15.174360	13.75%	21,783
2011	13.718026	13.340525	-2.75%	36,193
2010	12.140898	13.718026	12.99%	45,862
2009	9.723776	12.140898	24.86%	67,679
2008	16.242194	9.723776	-40.13%	77,790
2007	15.988600	16.242194	1.59%	52,788
2006	14.281290	15.988600	11.95%	25,022
2005	13.844123	14.281290	3.16%	2,620
2004	13.002597	13.844123	6.47%	440

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.256961	29.160427	37.18%	4,118
2012	18.519597	21.256961	14.78%	4,488
2011	19.447255	18.519597	-4.77%	18,885
2010	16.200094	19.447255	20.04%	5,391
2009	12.132345	16.200094	33.53%	5,253
2008	20.062157	12.132345	-39.53%	19,025
2007	20.859269	20.062157	-3.82%	10,293
2006	18.648225	20.859269	11.86%	3,768
2005	17.422486	18.648225	7.04%	696
2004	14.985665	17.422486	16.26%	684
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.493819	11.387349	-8.86%	366
2012	12.171589	12.493819	2.65%	1,578
2011	11.507907	12.171589	5.77%	948
2010	10.786034	11.507907	6.69%	10,949
2009*	10.000000	10.786034	7.86%	347
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.331841	11.028531	-2.68%	27,865
2012	10.985525	11.331841	3.15%	59,376
2011	11.148319	10.985525	-1.46%	78,351
2010	10.864884	11.148319	2.61%	82,549
2009*	10.000000	10.864884	8.65%	72,183
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.602684	10.114652	-4.60%	8,825
2012	9.926600	10.602684	6.81%	11,003
2011*	10.000000	9.926600	-0.73%	4,240
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.872244	17.037097	32.36%	0
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	2
2009	8.427091	10.671349	26.63%	237
2008	14.092627	8.427091	-40.20%	274
2007	15.377247	14.092627	-8.35%	296
2006	13.598634	15.377247	13.08%	380
2005	13.246585	13.598634	2.66%	413
2004	12.221224	13.246585	8.39%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
2005	14.269156	15.618561	9.46%	0
2004	12.588612	14.269156	13.35%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.475107	18.893029	40.21%	0
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	3,223
2010	12.805711	15.090407	17.84%	2,406
2009	8.009437	12.805711	59.88%	3,071
2008	13.039960	8.009437	-38.58%	240
2007	12.669848	13.039960	2.92%	240
2006	12.317677	12.669848	2.86%	240
2005	11.946053	12.317677	3.11%	240
2004	11.659268	11.946053	2.46%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.397717	21.139924	46.83%	373
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	5,691
2010*	10.000000	10.462949	4.63%	7,816
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	374
2008	10.724417	9.367803	-12.65%	67,956
2007	10.449907	10.724417	2.63%	76,423
2006	10.343311	10.449907	1.03%	18,640
2005	10.201060	10.343311	1.39%	815
2004	10.047999	10.201060	1.52%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
2005	13.383536	14.641085	9.40%	778
2004	12.463435	13.383536	7.38%	778
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.659912	10.415881	7.83%	8,199
2012*	10.000000	9.659912	-3.40%	15,912
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.116155	22.153176	46.55%	2,819
2012	14.365998	15.116155	5.22%	3,455
2011	15.435678	14.365998	-6.93%	5,874
2010	12.481372	15.435678	23.67%	21,066
2009	8.382156	12.481372	48.90%	49

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
2007	17.098488	17.478899	2.22%	314
2006	14.989726	17.098488	14.07%	314
2005	14.697438	14.989726	1.99%	314
2004	13.553279	14.697438	8.44%	314
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.568341	28.943932	34.20%	7,734
2012	18.673764	21.568341	15.50%	13,420
2011	20.958881	18.673764	-10.90%	16,825
2010	16.980652	20.958881	23.43%	14,686
2009	12.208317	16.980652	39.09%	14,827
2008	19.488802	12.208317	-37.36%	5,722
2007	19.690530	19.488802	-1.02%	0
2006	17.682705	19.690530	11.35%	0
2005	17.006918	17.682705	3.97%	0
2004	14.648712	17.006918	16.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.408846	11.964989	-10.77%	21,327
2012	12.807549	13.408846	4.69%	46,817
2011	11.754386	12.807549	8.96%	100,736
2010	11.468616	11.754386	2.49%	114,131
2009	10.672506	11.468616	7.46%	115,680
2008	11.122866	10.672506	-4.05%	91,463
2007	10.420323	11.122866	6.74%	5,109
2006	10.519787	10.420323	-0.95%	12,634
2005	10.622776	10.519787	-0.97%	10,529
2004	10.296831	10.622776	3.17%	2,237
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
2007	16.989915	16.491019	-2.94%	0
2006	14.916281	16.989915	13.90%	162
2005	14.636444	14.916281	1.91%	0
2004	13.334847	14.636444	9.76%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.677656	18.589880	26.65%	19,329
2012	12.952956	14.677656	13.32%	50,053
2011	13.397363	12.952956	-3.32%	57,612
2010	11.549002	13.397363	16.00%	58,301
2009	9.125504	11.549002	26.56%	63,257
2008	12.398637	9.125504	-26.40%	39,345
2007	13.034513	12.398637	-4.88%	68
2006	11.118840	13.034513	17.23%	214
2005*	10.000000	11.118840	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.135084	21.35%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.583752	29.612795	37.20%	1,299
2012	19.127417	21.583752	12.84%	6,398
2011	19.507113	19.127417	-1.95%	8,325
2010	15.900235	19.507113	22.68%	7,846
2009	13.043660	15.900235	21.90%	8,421
2008	19.365387	13.043660	-32.64%	6,516
2007	19.995764	19.365387	-3.15%	0
2006	17.924022	19.995764	11.56%	0
2005	17.142195	17.924022	4.56%	0
2004	14.424717	17.142195	18.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.529047	19.941540	28.41%	7,434
2012	13.793651	15.529047	12.58%	14,501
2011	13.921012	13.793651	-0.91%	18,166
2010	12.465567	13.921012	11.68%	20,932
2009	10.143381	12.465567	22.89%	24,032
2008	16.598760	10.143381	-38.89%	34,184
2007	16.217239	16.598760	2.35%	22,370
2006	14.436596	16.217239	12.33%	21,883
2005	14.177097	14.436596	1.83%	20,628
2004	13.176457	14.177097	7.59%	14,171

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.026437	18.880010	17.81%	15,084
2012	14.925244	16.026437	7.38%	20,922
2011	14.076841	14.925244	6.03%	26,896
2010	12.549459	14.076841	12.17%	28,910
2009	10.530416	12.549459	19.17%	28,834
2008	15.368705	10.530416	-31.48%	19,346
2007	14.754004	15.368705	4.17%	3,335
2006	13.020813	14.754004	13.31%	1,768
2005	12.825585	13.020813	1.52%	1,243
2004	12.552348	12.825585	2.18%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
2007	15.358843	13.283718	-13.51%	0
2006	15.215910	15.358843	0.94%	0
2005	14.783442	15.215910	2.93%	0
2004	13.654276	14.783442	8.27%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
2007	15.012094	16.045824	6.89%	0
2006	13.297306	15.012094	12.90%	0
2005	13.409955	13.297306	-0.84%	0
2004	12.840790	13.409955	4.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	1,242
2010	11.046507	11.662428	5.58%	1,345
2009	9.429111	11.046507	17.15%	1,913
2008	10.460988	9.429111	-9.86%	6,251
2007	10.206056	10.460988	2.50%	9,099
2006	10.072213	10.206056	1.33%	10,658
2005	10.228802	10.072213	-1.53%	9,712
2004	10.153985	10.228802	0.74%	715

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.253193	13.523482	10.37%	13,358
2012	11.263455	12.253193	8.79%	14,325
2011	11.601197	11.263455	-2.91%	22,341
2010	10.572120	11.601197	9.73%	4,058
2009	8.747657	10.572120	20.86%	4,058
2008	11.989856	8.747657	-27.04%	0
2007	11.343550	11.989856	5.70%	232
2006	10.616498	11.343550	6.85%	232
2005*	10.000000	10.616498	6.16%	232
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.390893	13.970097	12.74%	25,005
2012	11.240172	12.390893	10.24%	19,994
2011	11.672702	11.240172	-3.71%	17,042
2010	10.471363	11.672702	11.47%	13,454
2009	8.354727	10.471363	25.33%	12,347
2008	12.752011	8.354727	-34.48%	1,166
2007	11.895134	12.752011	7.20%	1,224
2006	10.920956	11.895134	8.92%	1,388
2005*	10.000000	10.920956	9.21%	1,465
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.297963	14.557664	18.37%	5,483
2012	10.951401	12.297963	12.30%	2,030
2011	11.558661	10.951401	-5.25%	2,781
2010	10.229315	11.558661	13.00%	2,781
2009	7.997929	10.229315	27.90%	2,781
2008	13.268098	7.997929	-39.72%	2,182
2007	12.252531	13.268098	8.29%	1,009
2006	11.127603	12.252531	10.11%	1,009
2005*	10.000000	11.127603	11.28%	595
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
2009	9.537492	13.722835	43.88%	0
2008	21.455855	9.537492	-55.55%	0
2007	15.111623	21.455855	41.98%	0
2006	13.289851	15.111623	13.71%	0
2005*	10.000000	13.289851	32.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.515337	19.337295	24.63%	9,811
2012	13.595344	15.515337	14.12%	25,596
2011	13.852541	13.595344	-1.86%	34,757
2010	12.363198	13.852541	12.05%	37,887
2009	9.762765	12.363198	26.64%	40,370
2008	17.510355	9.762765	-44.25%	27,058
2007	17.736161	17.510355	-1.27%	12,821
2006	15.166922	17.736161	16.94%	14,675
2005	14.733905	15.166922	2.94%	16,143
2004	13.585494	14.733905	8.45%	3,272
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.330140	20.328141	32.60%	5,049
2012	13.744491	15.330140	11.54%	8,213
2011	14.100764	13.744491	-2.53%	17,400
2010	11.675868	14.100764	20.77%	19,222
2009	9.358211	11.675868	24.77%	18,597
2008	18.217002	9.358211	-48.63%	15,531
2007	14.753298	18.217002	23.48%	9,556
2006	14.197474	14.753298	3.91%	4,995
2005	13.801005	14.197474	2.87%	5,660
2004	13.726297	13.801005	0.54%	2,638
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.679058	12.106430	-4.52%	49,607
2012	12.314867	12.679058	2.96%	87,926
2011	11.799598	12.314867	4.37%	92,271
2010	11.252743	11.799598	4.86%	101,326
2009	9.995042	11.252743	12.58%	101,707
2008	10.618908	9.995042	-5.88%	59,573
2007	10.465245	10.618908	1.47%	22,808
2006	10.306501	10.465245	1.54%	17,628
2005	10.373487	10.306501	-0.65%	16,462
2004	10.211618	10.373487	1.59%	9,930
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.913984	31.680036	32.47%	15,598
2012	21.410647	23.913984	11.69%	27,313
2011	24.632020	21.410647	-13.08%	48,354
2010	19.648928	24.632020	25.36%	46,742
2009	14.420242	19.648928	36.26%	49,414
2008	24.490730	14.420242	-41.12%	43,345
2007	21.781223	24.490730	12.44%	18,763
2006	19.873286	21.781223	9.60%	20,302
2005	17.269816	19.873286	15.08%	21,677
2004	14.208951	17.269816	21.54%	5,823

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
2007	21.545435	24.585786	14.11%	0
2006	18.761820	21.545435	14.84%	0
2005	16.198775	18.761820	15.82%	0
2004	14.661946	16.198775	10.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.626928	14.754740	26.90%	22,106
2012	9.900941	11.626928	17.43%	28,194
2011	12.292120	9.900941	-19.45%	32,529
2010	11.173850	12.292120	10.01%	28,424
2009	9.081168	11.173850	23.04%	30,844
2008	16.616993	9.081168	-45.35%	20,269
2007	14.561194	16.616993	14.12%	0
2006	12.675573	14.561194	14.88%	0
2005	10.947737	12.675573	15.78%	0
2004*	10.000000	10.947737	9.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	328
2010	15.467706	19.053535	23.18%	328
2009	10.094879	15.467706	53.22%	328
2008	21.255803	10.094879	-52.51%	81
2007	20.678665	21.255803	2.79%	1,486
2006	18.280910	20.678665	13.12%	1,638
2005	18.304064	18.280910	-0.13%	1,642
2004	16.491056	18.304064	10.99%	307
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	4,071
2011	11.112954	11.094086	-0.17%	2,297
2010	10.115771	11.112954	9.86%	2,297
2009	7.651436	10.115771	32.21%	2,297
2008	11.156432	7.651436	-31.42%	2,843
2007	11.029684	11.156432	1.15%	373
2006*	10.000000	11.029684	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	867
2011	14.771633	15.267189	3.35%	4,448
2010	12.557646	14.771633	17.63%	13,054
2009	10.975983	12.557646	14.41%	21,851
2008	15.442886	10.975983	-28.93%	27,815
2007	16.278629	15.442886	-5.13%	35,760
2006	14.254069	16.278629	14.20%	39,786
2005	14.134191	14.254069	0.85%	44,391
2004	13.060104	14.134191	8.22%	15,535
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	22.079249	29.328807	32.83%	12,152
2012	19.129175	22.079249	15.42%	17,219
2011	20.385305	19.129175	-6.16%	22,248
2010	16.305646	20.385305	25.02%	19,730
2009	12.948565	16.305646	25.93%	21,687
2008	19.827870	12.948565	-34.70%	15,801
2007	20.835094	19.827870	-4.83%	0
2006	18.266013	20.835094	14.06%	0
2005	17.222986	18.266013	6.06%	0
2004	14.274655	17.222986	20.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
2007	20.053671	22.571597	12.56%	0
2006	16.934621	20.053671	18.42%	0
2005	15.764456	16.934621	7.42%	0
2004	13.641016	15.764456	15.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.827835	-1.72%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.868868	11.826317	19.83%	244
2012	8.876632	9.868868	11.18%	769
2011	10.293028	8.876632	-13.76%	0
2010*	10.000000	10.293028	2.93%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.013691	16.738741	28.62%	222
2012	10.885169	13.013691	19.55%	1,786
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.566186	13.038951	36.30%	124
2012*	10.000000	9.566186	-4.34%	172
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.877819	12.372372	25.25%	773
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.659978	12.866148	33.19%	11,455
2012*	10.000000	9.659978	-3.40%	22,326
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.986286	12.651736	26.69%	1,234
2012*	10.000000	9.986286	-0.14%	2,355

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
2007	13.637813	14.662821	7.52%	62
2006	12.667219	13.637813	7.66%	62
2005	12.066649	12.667219	4.98%	62
2004	11.428244	12.066649	5.59%	62
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.434305	24.801163	27.62%	20,531
2012	16.093866	19.434305	20.76%	36,625
2011	17.737010	16.093866	-9.26%	54,421
2010	17.084557	17.737010	3.82%	52,082
2009	12.000442	17.084557	42.37%	50,397
2008	22.102567	12.000442	-45.71%	40,683
2007	16.593217	22.102567	33.20%	0
2006	15.595793	16.593217	6.40%	0
2005	14.210111	15.595793	9.75%	0
2004	12.354479	14.210111	15.02%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
2007	30.378563	37.913251	24.80%	0
2006	21.247375	30.378563	42.98%	0
2005	16.515213	21.247375	28.65%	0
2004	14.271648	16.515213	15.72%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.520442	19.680620	26.80%	0
2012	13.643193	15.520442	13.76%	0
2011	13.940690	13.643193	-2.13%	984
2010	12.748699	13.940690	9.35%	1,297
2009	9.400390	12.748699	35.62%	1,313
2008	15.299788	9.400390	-38.56%	1,377
2007	14.135769	15.299788	8.23%	1,674
2006	13.510394	14.135769	4.63%	1,802
2005	13.293905	13.510394	1.63%	1,942
2004	12.510661	13.293905	6.26%	414

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.328545	22.909743	32.21%	22,950
2012	15.337860	17.328545	12.98%	53,237
2011	15.804055	15.337860	-2.95%	77,177
2010	14.574296	15.804055	8.44%	71,461
2009	12.207302	14.574296	19.39%	76,850
2008	18.616371	12.207302	-34.43%	49,358
2007	17.748528	18.616371	4.89%	3,277
2006	15.104860	17.748528	17.50%	3,736
2005	14.550067	15.104860	3.81%	3,886
2004	12.996280	14.550067	11.96%	119
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.542372	14.363990	24.45%	8,174
2012	10.212065	11.542372	13.03%	9,411
2011	10.662943	10.212065	-4.23%	6,686
2010*	10.000000	10.662943	6.63%	6,154
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.990921	12.606130	26.18%	2,021
2012	9.006537	9.990921	10.93%	2,018
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.884970	19.109671	28.38%	29,384
2012	13.340409	14.884970	11.58%	63,991
2011	13.615544	13.340409	-2.02%	78,258
2010	12.341337	13.615544	10.32%	84,101
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.731138	12.899241	20.20%	1,178,967
2012	9.511961	10.731138	12.82%	2,222,901
2011	9.665526	9.511961	-1.59%	2,527,819
2010	8.849704	9.665526	9.22%	2,934,267
2009	7.354567	8.849704	20.33%	2,954,708
2008	10.741863	7.354567	-31.53%	1,621,080
2007	10.381253	10.741863	3.47%	3,059
2006*	10.000000	10.381253	3.81%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.899178	10.353172	-5.01%	1,212,372
2012	10.650364	10.899178	2.34%	2,137,162
2011	10.331310	10.650364	3.09%	2,261,075
2010	9.997294	10.331310	3.34%	2,554,192
2009	9.142738	9.997294	9.35%	2,556,739
2008	10.404322	9.142738	-12.13%	1,304,057
2007	10.363484	10.404322	0.39%	3,502
2006*	10.000000	10.363484	3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.214478	14.065971	25.43%	30,645
2012	9.421701	11.214478	19.03%	59,441
2011	10.654789	9.421701	-11.57%	71,303
2010	9.818240	10.654789	8.52%	67,225
2009	7.111360	9.818240	38.06%	66,211
2008	11.886736	7.111360	-40.17%	44,104
2007	10.661625	11.886736	11.49%	648
2006*	10.000000	10.661625	6.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.030063	12.675184	26.37%	51,530
2012	8.762893	10.030063	14.46%	101,037
2011	9.429200	8.762893	-7.07%	114,828
2010	8.182153	9.429200	15.24%	112,934
2009	6.046845	8.182153	35.31%	121,830
2008	11.117858	6.046845	-45.61%	73,971
2007	10.191841	11.117858	9.09%	1,307
2006*	10.000000	10.191841	1.92%	70
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.809726	11.421466	29.65%	1,178,336
2012	7.719034	8.809726	14.13%	2,708,215
2011	8.097596	7.719034	-4.67%	3,156,016
2010	7.483718	8.097596	8.20%	3,609,079
2009	5.873121	7.483718	27.42%	3,593,005
2008	9.726268	5.873121	-39.62%	2,009,530
2007*	10.000000	9.726268	-2.74%	4,976
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0
2007	13.665903	13.740053	0.54%	0
2006	12.671637	13.665903	7.85%	0
2005	12.693490	12.671637	-0.17%	0
2004	11.824955	12.693490	7.34%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.775562	20.811057	31.92%	12,188
2012	13.692860	15.775562	15.21%	24,719
2011	14.410687	13.692860	-4.98%	31,671
2010	12.802463	14.410687	12.56%	28,803
2009	10.236888	12.802463	25.06%	31,674
2008	16.724821	10.236888	-38.79%	25,218
2007	17.615270	16.724821	-5.05%	14,819
2006	15.633146	17.615270	12.68%	13,621
2005	15.423379	15.633146	1.36%	11,591
2004	13.510397	15.423379	14.16%	4,559
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.342841	11.675551	39.95%	1,274
2012	7.324197	8.342841	13.91%	5,549
2011	8.502760	7.324197	-13.86%	5,413
2010	7.557804	8.502760	12.50%	4,999
2009	5.067603	7.557804	49.14%	5,072
2008*	10.000000	5.067603	-49.32%	310
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.590812	12.956290	35.09%	11,156
2012	8.831945	9.590812	8.59%	14,617
2011	9.363752	8.831945	-5.68%	23,134
2010	7.772340	9.363752	20.48%	14,629
2009	6.072701	7.772340	27.99%	15,406
2008*	10.000000	6.072701	-39.27%	11,677
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.202721	11.617517	26.24%	32,156
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.289133	11.502378	11.79%	1,527,991
2012	9.502523	10.289133	8.28%	3,881,169
2011	9.878523	9.502523	-3.81%	4,805,321
2010	9.176761	9.878523	7.65%	4,997,639
2009	7.855066	9.176761	16.83%	4,906,553
2008*	10.000000	7.855066	-21.45%	2,649,477
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.877955	11.677279	18.22%	517,978
2012	8.915500	9.877955	10.80%	667,224
2011	9.470157	8.915500	-5.86%	768,752
2010	8.642146	9.470157	9.58%	745,158
2009	7.138719	8.642146	21.06%	722,979
2008*	10.000000	7.138719	-28.61%	350,675

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.697805	10.944875	2.31%	125,673
2012	10.207364	10.697805	4.80%	187,575
2011	10.322807	10.207364	-1.12%	156,462
2010	9.913270	10.322807	4.13%	152,007
2009	8.996093	9.913270	10.20%	73,296
2008*	10.000000	8.996093	-10.04%	73,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.093929	11.593913	14.86%	282,998
2012	9.213622	10.093929	9.55%	239,214
2011	9.675057	9.213622	-4.77%	240,784
2010	8.909883	9.675057	8.59%	44,756
2009	7.493650	8.909883	18.90%	21,545
2008*	10.000000	7.493650	-25.06%	11,085
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.597286	11.629124	21.17%	142,452
2012	8.590871	9.597286	11.71%	119,294
2011	9.242498	8.590871	-7.05%	65,849
2010	8.365741	9.242498	10.48%	31,054
2009	6.778583	8.365741	23.41%	23,660
2008*	10.000000	6.778583	-32.21%	5,576
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.475689	11.361727	8.46%	210,189
2012	9.764236	10.475689	7.29%	297,800
2011	10.041190	9.764236	-2.76%	373,208
2010	9.445292	10.041190	6.31%	390,399
2009	8.231992	9.445292	14.74%	325,067
2008*	10.000000	8.231992	-17.68%	103,596
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.674675	11.140479	-4.58%	7,867
2012	11.141081	11.674675	4.79%	11,524
2011	10.754996	11.141081	3.59%	8,716
2010	10.330511	10.754996	4.11%	3,963
2009	9.757093	10.330511	5.88%	5,872
2008*	10.000000	9.757093	-2.43%	6,392

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.616537	12.049072	-4.50%	2,190
2012	12.080918	12.616537	4.43%	10,353
2011	11.683262	12.080918	3.40%	7,259
2010	11.083449	11.683262	5.41%	7,656
2009	9.762870	11.083449	13.53%	4,162
2008*	10.000000	9.762870	-2.37%	812
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
2007	33.326894	47.172587	41.55%	0
2006	25.073374	33.326894	32.92%	0
2005	19.431581	25.073374	29.03%	0
2004	16.547807	19.431581	17.43%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.017135	11.241496	-6.45%	33,489
2012	11.960441	12.017135	0.47%	65,206
2011	11.436494	11.960441	4.58%	63,166
2010	11.194417	11.436494	2.16%	61,119
2009	11.180821	11.194417	0.12%	62,563
2008	10.645636	11.180821	5.03%	49,609
2007	10.190562	10.645636	4.47%	8,946
2006	10.113215	10.190562	0.76%	5,337
2005	10.044005	10.113215	0.69%	2,250
2004	9.976093	10.044005	0.68%	1,015
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.424130	8.509884	14.62%	4,012
2012	6.608646	7.424130	12.34%	8,887
2011	7.530917	6.608646	-12.25%	10,315
2010	6.835062	7.530917	10.18%	9,939
2009	5.415436	6.835062	26.21%	11,521
2008*	10.000000	5.415436	-45.85%	5,873
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.202236	9.677590	17.99%	64
2012	7.116882	8.202236	15.25%	4,405
2011	8.375321	7.116882	-15.03%	5,273
2010	7.998165	8.375321	4.72%	3,557
2009	6.378450	7.998165	25.39%	3,443
2008	11.496066	6.378450	-44.52%	1,679
2007	10.780316	11.496066	6.64%	0
2006*	10.000000	10.780316	7.80%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.942064	21.019637	24.07%	71,558
2012	14.993060	16.942064	13.00%	60,409
2011	16.006045	14.993060	-6.33%	59,294
2010	14.321095	16.006045	11.77%	64,838
2009	11.546915	14.321095	24.03%	82,199
2008	18.752730	11.546915	-38.43%	81,368
2007	18.154523	18.752730	3.30%	80,998
2006	15.931321	18.154523	13.95%	81,362
2005	15.137915	15.931321	5.24%	82,930
2004	13.616107	15.137915	11.18%	47,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.855477	14.216725	10.59%	607,277
2012	12.054444	12.855477	6.65%	506,638
2011	12.254428	12.054444	-1.63%	429,188
2010	11.445199	12.254428	7.07%	462,139
2009*	10.000000	11.445199	14.45%	94,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.856133	16.143528	16.51%	84,255
2012	12.661231	13.856133	9.44%	58,827
2011	13.107855	12.661231	-3.41%	52,826
2010	12.000060	13.107855	9.23%	8,498
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.055398	12.321941	2.21%	175,363
2012	11.756798	12.055398	2.54%	128,944
2011	11.714186	11.756798	0.36%	125,976
2010	11.345903	11.714186	3.25%	88,859
2009	10.667679	11.345903	6.36%	98,471
2008	11.642456	10.667679	-8.37%	37,802
2007	11.332780	11.642456	2.73%	20,394
2006	10.947718	11.332780	3.52%	23,854
2005	10.868245	10.947718	0.73%	33,387
2004	10.651358	10.868245	2.04%	16,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.661579	6.62%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.729835	16.749660	13.71%	511,767
2012	13.634269	14.729835	8.04%	1,065,452
2011	13.988764	13.634269	-2.53%	1,292,512
2010	12.935490	13.988764	8.14%	1,136,139
2009	11.136191	12.935490	16.16%	1,133,065
2008	14.871618	11.136191	-25.12%	904,838
2007	14.437916	14.871618	3.00%	381,731
2006	13.297396	14.437916	8.58%	390,692
2005	12.945518	13.297396	2.72%	407,737
2004	12.121480	12.945518	6.80%	77,751
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.134332	19.251370	19.32%	153,772
2012	14.547240	16.134332	10.91%	192,544
2011	15.243674	14.547240	-4.57%	253,103
2010	13.855936	15.243674	10.02%	307,625
2009	11.424489	13.855936	21.28%	391,380
2008	17.079278	11.424489	-33.11%	362,144
2007	16.504527	17.079278	3.48%	258,299
2006	14.777716	16.504527	11.69%	324,067
2005	14.154468	14.777716	4.40%	333,353
2004	12.951129	14.154468	9.29%	177,368
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.539173	14.586151	7.73%	331,911
2012	12.853743	13.539173	5.33%	762,551
2011	12.916159	12.853743	-0.48%	860,076
2010	12.207537	12.916159	5.80%	921,712
2009	10.929097	12.207537	11.70%	829,697
2008	13.194470	10.929097	-17.17%	504,067
2007	12.785464	13.194470	3.20%	50,459
2006	12.093727	12.785464	5.72%	55,825
2005	11.870421	12.093727	1.88%	56,250
2004	11.361390	11.870421	4.48%	33,791
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.888534	19.783916	32.88%	3,657
2012	12.895523	14.888534	15.46%	17,683
2011	13.563910	12.895523	-4.93%	31,899
2010	12.819648	13.563910	5.81%	49,553
2009*	10.000000	12.819648	28.20%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.766621	28.236471	29.72%	3,175
2012	19.005213	21.766621	14.53%	10,877
2011	20.000475	19.005213	-4.98%	12,177
2010	16.253949	20.000475	23.05%	11,706
2009	12.190155	16.253949	33.34%	14,549
2008	19.679065	12.190155	-38.06%	9,416
2007	18.767658	19.679065	4.86%	0
2006	17.515423	18.767658	7.15%	0
2005	16.024317	17.515423	9.31%	0
2004	14.201002	16.024317	12.84%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.055116	8.828741	-2.50%	58,890
2012	9.287938	9.055116	-2.51%	136,346
2011	9.525417	9.287938	-2.49%	148,727
2010	9.769647	9.525417	-2.50%	160,225
2009	10.015946	9.769647	-2.46%	150,724
2008	10.066041	10.015946	-0.50%	128,039
2007	9.853333	10.066041	2.16%	21,131
2006	9.667326	9.853333	1.92%	3,567
2005	9.656870	9.667326	0.11%	22,639
2004	9.824766	9.656870	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.872647	13.373714	-3.60%	69,600
2012	12.676358	13.872647	9.44%	116,232
2011	12.317183	12.676358	2.92%	115,490
2010	11.423440	12.317183	7.82%	119,399
2009	9.419677	11.423440	21.27%	133,811
2008	11.681086	9.419677	-19.36%	57,567
2007	11.452544	11.681086	2.00%	857
2006	11.203322	11.452544	2.22%	0
2005	11.244639	11.203322	-0.37%	0
2004	10.825594	11.244639	3.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.800096	10.388637	18.05%	13,599
2013	8.800096	10.388637	18.05%	13,599
2012	7.813553	8.800096	12.63%	17,905
2011	8.866906	7.813553	-11.88%	19,833
2010	7.990895	8.866906	10.96%	10,811
2009	6.021537	7.990895	32.71%	12,126
2008*	10.000000	6.021537	-39.78%	14,090

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
2007	20.804475	20.830786	0.13%	0
2006	17.431305	20.804475	19.35%	0
2005	15.992068	17.431305	9.00%	0
2004	13.668336	15.992068	17.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.477717	12.421055	31.06%	10,773
2012	8.370289	9.477717	13.23%	19,264
2011	8.871228	8.370289	-5.65%	23,177
2010	7.887171	8.871228	12.48%	41,753
2009	6.253770	7.887171	26.12%	33,081
2008*	10.000000	6.253770	-37.46%	10,225
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.948032	11.780417	31.65%	26,332
2012	7.804974	8.948032	14.65%	41,560
2011	8.524077	7.804974	-8.44%	45,388
2010	7.754152	8.524077	9.93%	46,049
2009	6.241962	7.754152	24.23%	45,108
2008*	10.000000	6.241962	-37.58%	34,945
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.779309	13.216041	35.14%	12,555
2012	8.749358	9.779309	11.77%	24,631
2011	9.391284	8.749358	-6.84%	29,197
2010	7.616007	9.391284	23.31%	29,533
2009	6.164820	7.616007	23.54%	34,837
2008*	10.000000	6.164820	-38.35%	10,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.650900	14.089820	32.29%	19,168
2012	9.389800	10.650900	13.43%	26,654
2011	9.858964	9.389800	-4.76%	28,345
2010	8.452178	9.858964	16.64%	25,092
2009	6.644385	8.452178	27.21%	27,690
2008*	10.000000	6.644385	-33.56%	29,789

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.237843	19.983455	40.35%	3,114
2012	12.913076	14.237843	10.26%	6,827
2011	13.358576	12.913076	-3.33%	7,989
2010	10.951449	13.358576	21.98%	7,941
2009	8.831338	10.951449	24.01%	8,180
2008	16.943088	8.831338	-47.88%	2,550
2007	15.872015	16.943088	6.75%	0
2006	15.806129	15.872015	0.42%	0
2005	15.046204	15.806129	5.05%	0
2004	13.636241	15.046204	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.143882	28.866883	36.53%	810
2012	18.026866	21.143882	17.29%	1,613
2011	19.554618	18.026866	-7.81%	2,606
2010	15.857367	19.554618	23.32%	2,366
2009	12.922305	15.857367	22.71%	2,000
2008	19.578133	12.922305	-34.00%	1,890
2007	21.648088	19.578133	-9.56%	0
2006	18.960047	21.648088	14.18%	0
2005	18.918543	18.960047	0.22%	0
2004	16.584685	18.918543	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.712347	27.013767	37.04%	249
2012	17.547095	19.712347	12.34%	865
2011	19.104866	17.547095	-8.15%	1,293
2010	15.677960	19.104866	21.86%	884
2009	11.961633	15.677960	31.07%	2,235
2008	19.902575	11.961633	-39.90%	1,075
2007	20.036196	19.902575	-0.67%	489
2006	18.387630	20.036196	8.97%	502
2005	16.836188	18.387630	9.21%	0
2004	14.537072	16.836188	15.82%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.109883	17.993196	27.52%	9,122
2012	12.712220	14.109883	10.99%	12,093
2011	12.988392	12.712220	-2.13%	12,282
2010	11.765387	12.988392	10.39%	6,646
2009	9.610871	11.765387	22.42%	9,041
2008	16.883208	9.610871	-43.07%	8,909
2007	16.051475	16.883208	5.18%	7,568
2006	14.516509	16.051475	10.57%	3,098
2005	13.908480	14.516509	4.37%	0
2004	13.023406	13.908480	6.80%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	0
2008*	10.000000	5.538460	-44.62%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.603655	16.04%	569
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.164262	9.920601	-2.40%	83,819
2012	10.070717	10.164262	0.93%	160,409
2011	10.195882	10.070717	-1.23%	162,422
2010	10.210230	10.195882	-0.14%	178,772
2009	9.776899	10.210230	4.43%	177,642
2008*	10.000000	9.776899	-2.23%	87,978
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.467470	24.67%	94
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.227042	15.487943	17.09%	9,970
2012	11.346978	13.227042	16.57%	14,141
2011	13.288936	11.346978	-14.61%	14,088
2010	12.816111	13.288936	3.69%	4,648
2009*	10.000000	12.816111	28.16%	8,941
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.604522	9.422161	-1.90%	15,410
2012	9.417722	9.604522	1.98%	33,302
2011	9.630730	9.417722	-2.21%	49,447
2010	9.381818	9.630730	2.65%	56,985
2009	8.490757	9.381818	10.49%	56,661
2008	10.059388	8.490757	-15.59%	38,820
2007	9.848778	10.059388	2.14%	8,264
2006	9.693283	9.848778	1.60%	5,407
2005	9.799698	9.693283	-1.09%	1,311
2004	9.973263	9.799698	-1.74%	1,104

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.468015	17.728491	42.19%	0
2012	11.751800	12.468015	6.09%	0
2011	12.181711	11.751800	-3.53%	0
2010	10.445286	12.181711	16.62%	0
2009	8.727335	10.445286	19.68%	0
2008	14.789516	8.727335	-40.99%	0
2007	15.093196	14.789516	-2.01%	0
2006	14.706822	15.093196	2.63%	0
2005	14.658058	14.706822	0.33%	0
2004	13.437805	14.658058	9.08%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	4
2011	14.758983	13.947407	-5.50%	281
2010	12.321060	14.758983	19.79%	5,156
2009	9.615264	12.321060	28.14%	5,336
2008	16.286092	9.615264	-40.96%	6,594
2007	15.524055	16.286092	4.91%	16,386
2006	14.002252	15.524055	10.87%	11,817
2005	13.438688	14.002252	4.19%	9,565
2004	12.167407	13.438688	10.45%	6,134
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
2007	22.134009	22.889842	3.41%	0
2006	19.341502	22.134009	14.44%	0
2005	17.390723	19.341502	11.22%	0
2004	15.003950	17.390723	15.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.097719	19.348417	28.15%	29,569
2012	13.279956	15.097719	13.69%	37,822
2011	13.662735	13.279956	-2.80%	42,315
2010	12.098149	13.662735	12.93%	38,636
2009	9.694514	12.098149	24.79%	41,009
2008	16.201647	9.694514	-40.16%	23,408
2007	15.956906	16.201647	1.53%	9,839
2006	14.260271	15.956906	11.90%	12,883
2005	13.830819	14.260271	3.11%	3,802
2004	12.996768	13.830819	6.42%	1,794

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.149611	28.998298	37.11%	4,031
2012	18.435543	21.149611	14.72%	8,353
2011	19.368899	18.435543	-4.82%	11,216
2010	16.143091	19.368899	19.98%	10,981
2009	12.095861	16.143091	33.46%	11,591
2008	20.012111	12.095861	-39.56%	7,426
2007	20.817957	20.012111	-3.87%	1,744
2006	18.620810	20.817957	11.80%	498
2005	17.405765	18.620810	6.98%	0
2004	14.978953	17.405765	16.20%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.310560	11.002185	-2.73%	22,753
2012	10.970530	11.310560	3.10%	25,297
2011	11.138787	10.970530	-1.51%	17,380
2010	10.861161	11.138787	2.56%	13,183
2009*	10.000000	10.861161	8.61%	8,988
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.593616	10.100831	-4.65%	10,501
2012	9.923217	10.593616	6.76%	7,376
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.808623	16.944215	32.29%	0
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	1,663
2009	8.402644	10.634936	26.57%	1,925
2008	14.058970	8.402644	-40.23%	1,975
2007	15.348424	14.058970	-8.40%	2,032
2006	13.580075	15.348424	13.02%	2,047
2005	13.235273	13.580075	2.61%	2,061
2004	12.217048	13.235273	8.33%	1,827

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
2007	19.424187	20.520325	5.64%	0
2006	15.597228	19.424187	24.54%	0
2005	14.256956	15.597228	9.40%	0
2004	12.584302	14.256956	13.29%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.408489	18.789992	40.14%	0
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	1,264
2009	7.986202	12.762039	59.80%	1,543
2008	13.008807	7.986202	-38.61%	1,576
2007	12.646107	13.008807	2.87%	1,607
2006	12.300885	12.646107	2.81%	1,845
2005	11.935860	12.300885	3.06%	1,911
2004	11.655293	11.935860	2.41%	1,999
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.355360	11.007225	-3.07%	16,481
2012	10.666644	11.355360	6.46%	31,229
2011	10.378571	10.666644	2.78%	33,450
2010	9.961433	10.378571	4.19%	35,713
2009	9.340608	9.961433	6.65%	34,997
2008	10.698770	9.340608	-12.69%	20,374
2007	10.430297	10.698770	2.57%	6,675
2006	10.329181	10.430297	0.98%	3,536
2005	10.192334	10.329181	1.34%	610
2004	10.044557	10.192334	1.47%	415

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
2007	15.794128	16.381783	3.72%	0
2006	14.618624	15.794128	8.04%	0
2005	13.369832	14.618624	9.34%	0
2004	12.457054	13.369832	7.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.053297	22.049753	46.48%	1,351
2012	14.313615	15.053297	5.17%	2,100
2011	15.387274	14.313615	-6.98%	1,782
2010	12.448604	15.387274	23.61%	1,637
2009	8.364439	12.448604	48.83%	982

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
2009	10.075814	11.816881	17.28%	0
2008	17.435268	10.075814	-42.21%	0
2007	17.064599	17.435268	2.17%	0
2006	14.967672	17.064599	14.01%	2,441
2005	14.683317	14.967672	1.94%	3,806
2004	13.547207	14.683317	8.39%	3,806
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.459344	28.782917	34.13%	1,456
2012	18.588944	21.459344	15.44%	185
2011	20.874369	18.588944	-10.95%	1,628
2010	16.920857	20.874369	23.36%	1,598
2009	12.171559	16.920857	39.02%	1,432
2008	19.440140	12.171559	-37.39%	1,686
2007	19.651496	19.440140	-1.08%	0
2006	17.656679	19.651496	11.30%	0
2005	16.990570	17.656679	3.92%	0
2004	14.642139	16.990570	16.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.340205	11.897640	-10.81%	3,137
2012	12.748550	13.340205	4.64%	2,602
2011	11.706243	12.748550	8.90%	11,753
2010	11.427508	11.706243	2.44%	30,173
2009	10.639708	11.427508	7.40%	24,008
2008	11.094373	10.639708	-4.10%	21,331
2007	10.398993	11.094373	6.69%	20,014
2006	10.503624	10.398993	-1.00%	4,016
2005	10.611882	10.503624	-1.02%	3,911
2004	10.291552	10.611882	3.11%	707
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
2009	10.462657	12.008004	14.77%	0
2008	16.449826	10.462657	-36.40%	0
2007	16.956218	16.449826	-2.99%	0
2006	14.894305	16.956218	13.84%	256
2005	14.622353	14.894305	1.86%	256
2004	13.328855	14.622353	9.70%	256

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.620076	18.507467	26.59%	3,172
2012	12.908774	14.620076	13.26%	2,055
2011	13.358495	12.908774	-3.37%	3,031
2010	11.521407	13.358495	15.94%	3,219
2009	9.108360	11.521407	26.49%	3,739
2008	12.381706	9.108360	-26.44%	2,467
2007	13.023425	12.381706	-4.93%	304
2006	11.115071	13.023425	17.17%	292
2005*	10.000000	11.115071	11.15%	224
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.883684	14.365164	11.50%	2,297
2012	12.023275	12.883684	7.16%	2,302
2011	12.803302	12.023275	-6.09%	2,240
2010	11.969753	12.803302	6.96%	2,205
2009*	10.000000	11.969753	19.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.474692	29.448071	37.13%	3,802
2012	19.040545	21.474692	12.78%	2,637
2011	19.428449	19.040545	-2.00%	6,905
2010	15.844234	19.428449	22.62%	1,991
2009	13.004399	15.844234	21.84%	197
2008	19.317027	13.004399	-32.68%	150
2007	19.956117	19.317027	-3.20%	0
2006	17.897638	19.956117	11.50%	0
2005	17.125720	17.897638	4.51%	0
2004	14.418238	17.125720	18.78%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.450609	19.830646	28.35%	479
2012	13.731020	15.450609	12.52%	494
2011	13.864896	13.731020	-0.97%	1,182
2010	12.421688	13.864896	11.62%	1,284
2009	10.112851	12.421688	22.83%	1,332
2008	16.557317	10.112851	-38.92%	1,055
2007	16.185093	16.557317	2.30%	1,049
2006	14.415353	16.185093	12.28%	1,244
2005	14.163472	14.415353	1.78%	1,037
2004	13.170537	14.163472	7.54%	223

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	15.945460	18.774984	17.75%	0
2012	14.857461	15.945460	7.32%	8,720
2011	14.020079	14.857461	5.97%	1,159
2010	12.505268	14.020079	12.11%	865
2009	10.498713	12.505268	19.11%	1,064
2008	15.330307	10.498713	-31.52%	607
2007	14.724740	15.330307	4.11%	1,707
2006	13.001639	14.724740	13.25%	0
2005	12.813249	13.001639	1.47%	0
2004	12.546704	12.813249	2.12%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
2007	15.328402	13.250549	-13.56%	0
2006	15.193525	15.328402	0.89%	0
2005	14.769232	15.193525	2.87%	0
2004	13.648154	14.769232	8.21%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	340
2007	14.982308	16.005727	6.83%	950
2006	13.277713	14.982308	12.84%	1,248
2005	13.397044	13.277713	-0.89%	1,282
2004	12.835006	13.397044	4.38%	1,317
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	0
2008	10.434843	9.400709	-9.91%	0
2007	10.185796	10.434843	2.45%	0
2006	10.057359	10.185796	1.28%	0
2005	10.218953	10.057359	-1.58%	0
2004	10.149419	10.218953	0.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.205107	13.463495	10.31%	2,691
2012	11.225020	12.205107	8.73%	3,947
2011	11.567530	11.225020	-2.96%	4,280
2010	10.546844	11.567530	9.68%	8,538
2009	8.731219	10.546844	20.79%	22,272
2008	11.973480	8.731219	-27.08%	21,358
2007	11.333906	11.973480	5.64%	21,398
2006	10.612895	11.333906	6.79%	13,032
2005*	10.000000	10.612895	6.13%	13,032
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.342309	13.908193	12.69%	8,834
2012	11.201851	12.342309	10.18%	9,173
2011	11.638850	11.201851	-3.75%	10,963
2010	10.446336	11.638850	11.42%	11,789
2009	8.339025	10.446336	25.27%	10,592
2008	12.734608	8.339025	-34.52%	4,266
2007	11.885019	12.734608	7.15%	6,341
2006	10.917246	11.885019	8.86%	0
2005*	10.000000	10.917246	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
2009	7.982886	10.204831	27.83%	0
2008	13.249973	7.982886	-39.75%	0
2007	12.242110	13.249973	8.23%	0
2006	11.123821	12.242110	10.05%	0
2005*	10.000000	11.123821	11.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	1,086
2009	9.519567	13.690020	43.81%	5,575
2008	21.426574	9.519567	-55.57%	5,238
2007	15.098789	21.426574	41.91%	10,112
2006	13.285355	15.098789	13.65%	4,323
2005*	10.000000	13.285355	32.85%	4,894

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.436922	19.229704	24.57%	456
2012	13.533599	15.436922	14.06%	1,778
2011	13.796680	13.533599	-1.91%	2,582
2010	12.319644	13.796680	11.99%	2,854
2009	9.733362	12.319644	26.57%	3,879
2008	17.466611	9.733362	-44.27%	68,951
2007	17.700989	17.466611	-1.32%	4,497
2006	15.144591	17.700989	16.88%	4,760
2005	14.719744	15.144591	2.89%	4,781
2004	13.579393	14.719744	8.40%	331
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.252692	20.215082	32.53%	3,168
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	909
2010	11.634753	14.043914	20.71%	2,400
2009	9.330044	11.634753	24.70%	2,370
2008	18.171520	9.330044	-48.66%	72,734
2007	14.724045	18.171520	23.41%	6,462
2006	14.176563	14.724045	3.86%	1,415
2005	13.787725	14.176563	2.82%	153,447
2004	13.720126	13.787725	0.49%	384
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.615011	12.039095	-4.57%	14,507
2012	12.258973	12.615011	2.90%	12,038
2011	11.752048	12.258973	4.31%	24,060
2010	11.213147	11.752048	4.81%	52,193
2009	9.964971	11.213147	12.53%	83,259
2008	10.592391	9.964971	-5.92%	75,217
2007	10.444489	10.592391	1.42%	82,956
2006	10.291329	10.444489	1.49%	40,760
2005	10.363516	10.291329	-0.70%	3,993
2004	10.207031	10.363516	1.53%	223
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.793129	31.503792	32.41%	3,596
2012	21.313396	23.793129	11.63%	5,424
2011	24.532712	21.313396	-13.12%	8,847
2010	19.579731	24.532712	25.30%	16,970
2009	14.376832	19.579731	36.19%	14,238
2008	24.429564	14.376832	-41.15%	7,835
2007	21.738032	24.429564	12.38%	12,185
2006	19.844027	21.738032	9.54%	6,408
2005	17.253206	19.844027	15.02%	8,051
2004	14.202577	17.253206	21.48%	4,535

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
2007	21.502713	24.524388	14.05%	0
2006	18.734206	21.502713	14.78%	0
2005	16.183197	18.734206	15.76%	0
2004	14.655363	16.183197	10.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.575396	14.681828	26.84%	2,142
2012	9.862121	11.575396	17.37%	2,752
2011	12.250198	9.862121	-19.49%	4,558
2010	11.141449	12.250198	9.95%	5,260
2009	9.059475	11.141449	22.98%	6,427
2008	16.585835	9.059475	-45.38%	3,456
2007	14.541388	16.585835	14.06%	2,807
2006	12.664802	14.541388	14.82%	388
2005	10.944025	12.664802	15.72%	0
2004*	10.000000	10.944025	9.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0
2009	10.064495	15.413239	53.14%	0
2008	21.202732	10.064495	-52.53%	626
2007	20.637677	21.202732	2.74%	1,011
2006	18.254014	20.637677	13.06%	1,063
2005	18.286473	18.254014	-0.18%	1,118
2004	16.483660	18.286473	10.94%	821
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	2,055
2011	8.922286	8.561124	-4.05%	2,102
2010	8.304096	8.922286	7.44%	2,095
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	15,174
2009	7.640967	10.096749	32.14%	16,322
2008	11.146886	7.640967	-31.45%	15,174
2007	11.025935	11.146886	1.10%	15,174
2006*	10.000000	11.025935	10.26%	19,140
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.580866	20.955509	26.38%	37
2012	15.197831	16.580866	9.10%	599
2011	14.712054	15.197831	3.30%	661
2010	12.513402	14.712054	17.57%	781
2009	10.942922	12.513402	14.35%	1,386
2008	15.404295	10.942922	-28.96%	2,434
2007	16.246329	15.404295	-5.18%	3,035
2006	14.233070	16.246329	14.14%	6,083
2005	14.120595	14.233070	0.80%	7,693
2004	13.054225	14.120595	8.17%	5,100
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	21.967646	29.165614	32.77%	1,046
2012	19.042266	21.967646	15.36%	2,421
2011	20.303088	19.042266	-6.21%	7,450
2010	16.248200	20.303088	24.96%	11,618
2009	12.909587	16.248200	25.86%	18,451
2008	19.778357	12.909587	-34.73%	2,709
2007	20.793799	19.778357	-4.88%	1,284
2006	18.239133	20.793799	14.01%	3,150
2005	17.206428	18.239133	6.00%	1,332
2004	14.268246	17.206428	20.59%	355
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
2007	20.013904	22.515223	12.50%	0
2006	16.909683	20.013904	18.36%	0
2005	15.749303	16.909683	7.37%	0
2004	13.634901	15.749303	15.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.824468	-1.76%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.857902	11.807120	19.77%	0
2012	8.871331	9.857902	11.12%	0
2011	10.292162	8.871331	-13.80%	0
2010*	10.000000	10.292162	2.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.999241	16.711594	28.56%	12,822
2012	10.878675	12.999241	19.49%	7,198
2011	11.265383	10.878675	-3.43%	17,507
2010*	10.000000	11.265383	12.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.656623	12.855079	33.12%	4,684
2012*	10.000000	9.656623	-3.43%	4,941
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.080810	15.951061	21.94%	4,987
2012	11.263878	13.080810	16.13%	5,333
2011	12.455671	11.263878	-9.57%	5,549
2010	11.761044	12.455671	5.91%	6,030
2009*	10.000000	11.761044	17.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.723743	11.547573	7.68%	13,192
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.982879	12.640938	26.63%	1,177
2012*	10.000000	9.982879	-0.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
2007	13.610743	14.626158	7.46%	464
2006	12.648544	13.610743	7.61%	528
2005	12.055029	12.648544	4.92%	598
2004	11.423100	12.055029	5.53%	1,010
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.336156	24.663271	27.55%	2,324
2012	16.020816	19.336156	20.69%	2,434
2011	17.665535	16.020816	-9.31%	5,764
2010	17.024431	17.665535	3.77%	18,240
2009	11.964347	17.024431	42.29%	14,179
2008	22.047442	11.964347	-45.73%	8,142
2007	16.560361	22.047442	33.13%	11,045
2006	15.572875	16.560361	6.34%	171
2005	14.196482	15.572875	9.70%	171
2004	12.348942	14.196482	14.96%	171
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
2007	30.318342	37.818595	24.74%	0
2006	21.216096	30.318342	42.90%	0
2005	16.499332	21.216096	28.59%	0
2004	14.265241	16.499332	15.66%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.442024	19.571147	26.74%	76
2012	13.581235	15.442024	13.70%	0
2011	13.884487	13.581235	-2.18%	0
2010	12.703810	13.884487	9.29%	0
2009	9.372096	12.703810	35.55%	0
2008	15.261575	9.372096	-38.59%	0
2007	14.107738	15.261575	8.18%	247
2006	13.490499	14.107738	4.58%	247
2005	13.281117	13.490499	1.58%	247
2004	12.505036	13.281117	6.21%	247

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.241002	22.782329	32.14%	15,860
2012	15.268221	17.241002	12.92%	8,668
2011	15.740351	15.268221	-3.00%	30,001
2010	14.522997	15.740351	8.38%	54,227
2009	12.170575	14.522997	19.33%	48,824
2008	18.569909	12.170575	-34.46%	13,398
2007	17.713360	18.569909	4.84%	1,800
2006	15.082636	17.713360	17.44%	2,514
2005	14.536075	15.082636	3.76%	414
2004	12.990444	14.536075	11.90%	414
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.526613	14.337034	24.38%	20,845
2012	10.203372	11.526613	12.97%	7,760
2011	10.659314	10.203372	-4.28%	6,568
2010*	10.000000	10.659314	6.59%	579
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.982389	12.588919	26.11%	0
2012	9.003473	9.982389	10.87%	9,380
2011*	10.000000	9.003473	-9.97%	10,196
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.857003	19.063981	28.32%	5,838
2012	13.322188	14.857003	11.52%	6,262
2011	13.603911	13.322188	-2.07%	7,591
2010	12.337108	13.603911	10.27%	8,544
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.694457	12.848561	20.14%	102,729
2012	9.484316	10.694457	12.76%	125,728
2011	9.642376	9.484316	-1.64%	128,138
2010	8.833028	9.642376	9.16%	123,177
2009	7.344487	8.833028	20.27%	154,399
2008	10.732657	7.344487	-31.57%	97,007
2007	10.377716	10.732657	3.42%	60,823
2006*	10.000000	10.377716	3.78%	7,137

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.861918	10.312484	-5.06%	93,833
2012	10.619417	10.861918	2.28%	113,047
2011	10.306571	10.619417	3.04%	106,140
2010	9.978477	10.306571	3.29%	98,201
2009	9.130214	9.978477	9.29%	97,595
2008	10.395406	9.130214	-12.17%	46,890
2007	10.359960	10.395406	0.34%	10,074
2006*	10.000000	10.359960	3.60%	386
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.176181	14.010754	25.36%	8,554
2012	9.394355	11.176181	18.97%	1,920
2011	10.629301	9.394355	-11.62%	2,420
2010	9.799774	10.629301	8.46%	5,745
2009	7.101625	9.799774	37.99%	4,967
2008	11.876563	7.101625	-40.20%	9,253
2007	10.658003	11.876563	11.43%	4,122
2006*	10.000000	10.658003	6.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.995760	12.625352	26.31%	16,543
2012	8.737424	9.995760	14.40%	7,562
2011	9.406610	8.737424	-7.11%	10,074
2010	8.166735	9.406610	15.18%	11,932
2009	6.038560	8.166735	35.24%	12,134
2008	11.108347	6.038560	-45.64%	20,281
2007	10.188370	11.108347	9.03%	4,293
2006*	10.000000	10.188370	1.88%	959
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.784156	11.382472	29.58%	89,970
2012	7.700587	8.784156	14.07%	140,998
2011	8.082379	7.700587	-4.72%	142,745
2010	7.473482	8.082379	8.15%	132,212
2009	5.868092	7.473482	27.36%	130,077
2008	9.722931	5.868092	-39.65%	59,789
2007*	10.000000	9.722931	-2.77%	9,935
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0
2007	13.638790	13.705729	0.49%	0
2006	12.652973	13.638790	7.79%	0
2005	12.681275	12.652973	-0.22%	0
2004	11.819638	12.681275	7.29%	1,006

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.695825	20.695251	31.85%	8,753
2012	13.630653	15.695825	15.15%	2,493
2011	14.352557	13.630653	-5.03%	3,851
2010	12.757362	14.352557	12.50%	7,196
2009	10.206059	12.757362	25.00%	5,442
2008	16.683031	10.206059	-38.82%	11,600
2007	17.580325	16.683031	-5.10%	31,002
2006	15.610111	17.580325	12.62%	22,966
2005	15.408536	15.610111	1.31%	2,278
2004	13.504333	15.408536	14.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.322867	11.641640	39.88%	287
2012	7.310415	8.322867	13.85%	1,894
2011	8.491116	7.310415	-13.91%	3,614
2010	7.551323	8.491116	12.45%	3,206
2009	5.065862	7.551323	49.06%	3,257
2008*	10.000000	5.065862	-49.34%	3,344
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.567855	12.918651	35.02%	19,136
2012	8.815334	9.567855	8.54%	10,994
2011	9.350943	8.815334	-5.73%	56,259
2010	7.765678	9.350943	20.41%	46,838
2009	6.070614	7.765678	27.92%	78,089
2008*	10.000000	6.070614	-39.29%	84,843
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.180730	11.583822	26.18%	12,287
2012	8.111270	9.180730	13.18%	12,287
2011	8.890218	8.111270	-8.76%	12,287
2010	7.935787	8.890218	12.03%	12,287
2009	6.303170	7.935787	25.90%	12,287
2008*	10.000000	6.303170	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.264545	11.469003	11.73%	20,504
2012	9.484681	10.264545	8.22%	67,955
2011	9.865025	9.484681	-3.86%	114,855
2010	9.168916	9.865025	7.59%	104,581
2009	7.852379	9.168916	16.77%	89,325
2008*	10.000000	7.852379	-21.48%	15,741
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.854361	11.643410	18.15%	177,200
2012	8.898775	9.854361	10.74%	179,191
2011	9.457221	8.898775	-5.90%	209,528
2010	8.634762	9.457221	9.52%	244,255
2009	7.136271	8.634762	21.00%	208,091
2008*	10.000000	7.136271	-28.64%	51,108

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.672242	10.913127	2.26%	30,712
2012	10.188217	10.672242	4.75%	70,412
2011	10.308704	10.188217	-1.17%	54,116
2010	9.904798	10.308704	4.08%	48,644
2009	8.993013	9.904798	10.14%	50,766
2008*	10.000000	8.993013	-10.07%	28,969
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.069798	11.560275	14.80%	119,171
2012	9.196320	10.069798	9.50%	102,080
2011	9.661834	9.196320	-4.82%	131,099
2010	8.902263	9.661834	8.53%	175,184
2009	7.491083	8.902263	18.84%	75,512
2008*	10.000000	7.491083	-25.09%	45,387
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.574326	11.595366	21.11%	3,665
2012	8.574731	9.574326	11.66%	3,699
2011	9.229854	8.574731	-7.10%	3,737
2010	8.358577	9.229854	10.42%	5,079
2009	6.776253	8.358577	23.35%	3,799
2008*	10.000000	6.776253	-32.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.450646	11.328751	8.40%	1,897
2012	9.745905	10.450646	7.23%	11,483
2011	10.027472	9.745905	-2.81%	13,608
2010	9.437218	10.027472	6.25%	23,496
2009	8.229175	9.437218	14.68%	22,764
2008*	10.000000	8.229175	-17.71%	19,909
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.646760	11.108157	-4.62%	11,124
2012	11.120167	11.646760	4.74%	11,307
2011	10.740293	11.120167	3.54%	14,314
2010	10.321677	10.740293	4.06%	32,523
2009	9.753752	10.321677	5.82%	51,193
2008*	10.000000	9.753752	-2.46%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.586370	12.014093	-4.55%	330
2012	12.058234	12.586370	4.38%	312
2011	11.667296	12.058234	3.35%	318
2010	11.073984	11.667296	5.36%	303
2009	9.759531	11.073984	13.47%	256
2008*	10.000000	9.759531	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
2007	33.260826	47.054817	41.47%	0
2006	25.036467	33.260826	32.85%	0
2005	19.412896	25.036467	28.97%	0
2004	16.540376	19.412896	17.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.956428	11.178962	-6.50%	9,007
2012	11.906138	11.956428	0.42%	15,746
2011	11.390386	11.906138	4.53%	27,048
2010	11.154997	11.390386	2.11%	50,835
2009	11.147169	11.154997	0.07%	77,675
2008	10.619040	11.147169	4.97%	102,993
2007	10.170346	10.619040	4.41%	80,837
2006	10.098317	10.170346	0.71%	43,851
2005	10.034351	10.098317	0.64%	9,473
2004	9.971617	10.034351	0.63%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.406374	8.485170	14.57%	756
2012	6.596234	7.406374	12.28%	7,458
2011	7.520638	6.596234	-12.29%	22,331
2010	6.829224	7.520638	10.12%	11,578
2009	5.413580	6.829224	26.15%	4,616
2008*	10.000000	5.413580	-45.86%	178
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.174218	9.639599	17.93%	4,227
2012	7.096218	8.174218	15.19%	1,518
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
2007	10.776649	11.486226	6.58%	0
2006*	10.000000	10.776649	7.77%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.856410	20.902649	24.00%	87,692
2012	14.924933	16.856410	12.94%	89,206
2011	15.941481	14.924933	-6.38%	89,206
2010	14.270643	15.941481	11.71%	107,161
2009	11.512141	14.270643	23.96%	137,908
2008	18.705868	11.512141	-38.46%	156,358
2007	18.118493	18.705868	3.24%	200,209
2006	15.907856	18.118493	13.90%	139,495
2005	15.123351	15.907856	5.19%	118,782
2004	13.609991	15.123351	11.12%	76,691
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.831316	14.182742	10.53%	6,859
2012	12.037977	12.831316	6.59%	7,018
2011	12.243948	12.037977	-1.68%	9,428
2010	11.441283	12.243948	7.02%	3,111
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.830086	16.104915	16.45%	29,624
2012	12.643935	13.830086	9.38%	29,780
2011	13.096652	12.643935	-3.46%	29,937
2010	11.995956	13.096652	9.18%	20,959
2009*	10.000000	11.995956	19.96%	21,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.994497	12.253409	2.16%	74,661
2012	11.703416	11.994497	2.49%	78,218
2011	11.666968	11.703416	0.31%	95,769
2010	11.305970	11.666968	3.19%	95,512
2009	10.635584	11.305970	6.30%	95,477
2008	11.613381	10.635584	-8.42%	31,320
2007	11.310306	11.613381	2.68%	16,116
2006	10.931599	11.310306	3.46%	10,177
2005	10.857791	10.931599	0.68%	1,052
2004	10.646571	10.857791	1.98%	631
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.657923	6.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.655419	16.656509	13.65%	97,521
2012	13.572366	14.655419	7.98%	115,889
2011	13.932384	13.572366	-2.58%	129,759
2010	12.889966	13.932384	8.09%	238,430
2009	11.102684	12.889966	16.10%	400,697
2008	14.834493	11.102684	-25.16%	431,121
2007	14.409293	14.834493	2.95%	419,091
2006	13.277824	14.409293	8.52%	359,171
2005	12.933076	13.277824	2.67%	125,315
2004	12.116049	12.933076	6.74%	64,843
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	16.052812	19.144282	19.26%	58,805
2012	14.481183	16.052812	10.85%	97,140
2011	15.182222	14.481183	-4.62%	93,966
2010	13.807159	15.182222	9.96%	139,255
2009	11.390121	13.807159	21.22%	194,633
2008	17.036643	11.390121	-33.14%	172,093
2007	16.471815	17.036643	3.43%	321,704
2006	14.755964	16.471815	11.63%	198,528
2005	14.140874	14.755964	4.35%	169,545
2004	12.945322	14.140874	9.24%	98,543
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.470774	14.505035	7.68%	34,632
2012	12.795373	13.470774	5.28%	47,723
2011	12.864085	12.795373	-0.53%	64,989
2010	12.164556	12.864085	5.75%	79,225
2009	10.896205	12.164556	11.64%	89,469
2008	13.161523	10.896205	-17.21%	76,784
2007	12.760116	13.161523	3.15%	60,838
2006	12.075916	12.760116	5.67%	50,088
2005	11.859009	12.075916	1.83%	47,360
2004	11.356286	11.859009	4.43%	4,495
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.860568	19.736633	32.81%	2,008
2012	12.877914	14.860568	15.40%	2,062
2011	13.552335	12.877914	-4.98%	4,286
2010	12.815268	13.552335	5.75%	6,585
2009*	10.000000	12.815268	28.15%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.656579	28.079326	29.66%	1,599
2012	18.918860	21.656579	14.47%	1,775
2011	19.919798	18.918860	-5.02%	665
2010	16.196685	19.919798	22.99%	1,171
2009	12.153449	16.196685	33.27%	2,412
2008	19.629907	12.153449	-38.09%	413
2007	18.730452	19.629907	4.80%	0
2006	17.489639	18.730452	7.09%	0
2005	16.008905	17.489639	9.25%	2,037
2004	14.194622	16.008905	12.78%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.009187	8.779455	-2.55%	18,048
2012	9.245579	9.009187	-2.56%	112,207
2011	9.486829	9.245579	-2.54%	40,926
2010	9.735058	9.486829	-2.55%	44,209
2009	9.985606	9.735058	-2.51%	57,099
2008	10.040699	9.985606	-0.55%	48,705
2007	9.833599	10.040699	2.11%	426,213
2006	9.652899	9.833599	1.87%	122,490
2005	9.647389	9.652899	0.06%	28,000
2004	9.820156	9.647389	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.802520	13.299277	-3.65%	15,553
2012	12.618776	13.802520	9.38%	10,797
2011	12.267503	12.618776	2.86%	14,988
2010	11.383200	12.267503	7.77%	16,131
2009	9.391312	11.383200	21.21%	3,813
2008	11.651891	9.391312	-19.40%	1,923
2007	11.429808	11.651891	1.94%	0
2006	11.186803	11.429808	2.17%	0
2005	11.233809	11.186803	-0.42%	0
2004	10.820723	11.233809	3.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.779059	10.358492	17.99%	7,267
2013	8.779059	10.358492	17.99%	7,267
2012	7.798884	8.779059	12.57%	10,859
2011	8.854791	7.798884	-11.92%	20,065
2010	7.984057	8.854791	10.91%	36,812
2009	6.019470	7.984057	32.64%	60,559
2008*	10.000000	6.019470	-39.81%	57,734

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
2007	20.765452	20.780992	0.07%	0
2006	17.407509	20.765452	19.29%	0
2005	15.978409	17.407509	8.94%	0
2004	13.663665	15.978409	16.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.455041	12.384991	30.99%	11,465
2012	8.354559	9.455041	13.17%	6,882
2011	8.859090	8.354559	-5.70%	9,996
2010	7.880412	8.859090	12.42%	17,469
2009	6.251616	7.880412	26.05%	35,053
2008*	10.000000	6.251616	-37.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.926637	11.746224	31.59%	99
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	279
2010	7.747515	8.512429	9.87%	454
2009	6.239816	7.747515	24.16%	1,605
2008*	10.000000	6.239816	-37.60%	618
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.755918	13.177666	35.07%	6,374
2012	8.732915	9.755918	11.71%	5,778
2011	9.378430	8.732915	-6.88%	11,499
2010	7.609490	9.378430	23.25%	25,107
2009	6.162707	7.609490	23.48%	34,854
2008*	10.000000	6.162707	-38.37%	27,307
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.625415	14.048896	32.22%	3,606
2012	9.372148	10.625415	13.37%	6,002
2011	9.845472	9.372148	-4.81%	13,869
2010	8.444937	9.845472	16.58%	23,140
2009	6.642101	8.444937	27.14%	31,424
2008*	10.000000	6.642101	-33.58%	45,200

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	1,036
2011	13.304735	12.854435	-3.38%	578
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	334
2008	16.900776	8.804755	-47.90%	0
2007	15.840536	16.900776	6.69%	1,035
2006	15.782851	15.840536	0.37%	0
2005	15.031729	15.782851	5.00%	0
2004	13.630117	15.031729	10.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	21.037040	28.706308	36.46%	119
2012	17.944994	21.037040	17.23%	138
2011	19.475784	17.944994	-7.86%	163
2010	15.801537	19.475784	23.25%	470
2009	12.883408	15.801537	22.65%	1,985
2008	19.529246	12.883408	-34.03%	111
2007	21.605189	19.529246	-9.61%	0
2006	18.932150	21.605189	14.12%	1,716
2005	18.900373	18.932150	0.17%	0
2004	16.577254	18.900373	14.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	17
2011	19.027826	17.467384	-8.20%	36
2010	15.622746	19.027826	21.80%	33
2009	11.925620	15.622746	31.00%	48
2008	19.852863	11.925620	-39.93%	9,389
2007	19.996473	19.852863	-0.72%	6,166
2006	18.360569	19.996473	8.91%	5,065
2005	16.820009	18.360569	9.16%	2,293
2004	14.530553	16.820009	15.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.038553	17.893068	27.46%	4,316
2012	12.654456	14.038553	10.94%	7,322
2011	12.935991	12.654456	-2.18%	14,116
2010	11.723931	12.935991	10.34%	30,314
2009	9.581929	11.723931	22.35%	48,013
2008	16.841033	9.581929	-43.10%	55,994
2007	16.019638	16.841033	5.13%	47,132
2006	14.495128	16.019638	10.52%	31,448
2005	13.895106	14.495128	4.32%	2,230
2004	13.017569	13.895106	6.74%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	5,458
2011	8.908647	9.214927	3.44%	5,775
2010	7.041577	8.908647	26.51%	7,324
2009	5.536549	7.041577	27.18%	3,463
2008*	10.000000	5.536549	-44.63%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.139962	9.891801	-2.45%	16,738
2012	10.051801	10.139962	0.88%	10,462
2011	10.181934	10.051801	-1.28%	11,185
2010	10.201506	10.181934	-0.19%	12,279
2009	9.773555	10.201506	4.38%	12,050
2008*	10.000000	9.773555	-2.26%	6,465
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.463196	24.63%	3,901
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.202184	15.450904	17.03%	6,620
2012	11.331470	13.202184	16.51%	7,836
2011	13.277584	11.331470	-14.66%	15,947
2010	12.811727	13.277584	3.64%	27,857
2009*	10.000000	12.811727	28.12%	44,268
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.556012	9.369761	-1.95%	1,304
2012	9.374979	9.556012	1.93%	2,646
2011	9.591920	9.374979	-2.26%	15,243
2010	9.348803	9.591920	2.60%	34,283
2009	8.465200	9.348803	10.44%	49,550
2008	10.034249	8.465200	-15.64%	88,801
2007	9.829228	10.034249	2.09%	89,228
2006	9.679002	9.829228	1.55%	49,128
2005	9.790262	9.679002	-1.14%	2,326
2004	9.968772	9.790262	-1.79%	1,027

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.404995	17.629859	42.12%	0
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	0
2010	10.408503	12.132589	16.56%	0
2009	8.701066	10.408503	19.62%	0
2008	14.752589	8.701066	-41.02%	0
2007	15.063279	14.752589	-2.06%	0
2006	14.685186	15.063279	2.57%	0
2005	14.643982	14.685186	0.28%	0
2004	13.431782	14.643982	9.02%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	8,205
2007	15.494930	16.247159	4.85%	69,365
2006	13.983136	15.494930	10.81%	36,562
2005	13.427203	13.983136	4.14%	3,037
2004	12.163238	13.427203	10.39%	280
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
2007	22.090135	22.832692	3.36%	0
2006	19.313035	22.090135	14.38%	0
2005	17.374012	19.313035	11.16%	0
2004	14.997227	17.374012	15.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.021393	19.240734	28.09%	14,642
2012	13.219623	15.021393	13.63%	11,003
2011	13.607633	13.219623	-2.85%	17,591
2010	12.055541	13.607633	12.87%	35,469
2009	9.665322	12.055541	24.73%	51,364
2008	16.161175	9.665322	-40.19%	52,023
2007	15.925256	16.161175	1.48%	51,328
2006	14.239272	15.925256	11.84%	34,000
2005	13.817518	14.239272	3.05%	3,245
2004	12.990931	13.817518	6.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	21.042720	28.836962	37.04%	2,178
2012	18.351799	21.042720	14.66%	2,502
2011	19.290778	18.351799	-4.87%	2,808
2010	16.086219	19.290778	19.92%	1,444
2009	12.059435	16.086219	33.39%	1,382
2008	19.962121	12.059435	-39.59%	13,912
2007	20.776676	19.962121	-3.92%	10,016
2006	18.593399	20.776676	11.74%	5,058
2005	17.389038	18.593399	6.93%	348
2004	14.972238	17.389038	16.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	790
2011	11.488230	12.138362	5.66%	746
2010	10.778640	11.488230	6.58%	831
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.289295	10.975869	-2.78%	10,992
2012	10.955543	11.289295	3.05%	10,059
2011	11.129257	10.955543	-1.56%	14,139
2010	10.857437	11.129257	2.50%	21,935
2009*	10.000000	10.857437	8.57%	19,981
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.584565	10.087015	-4.70%	11,973
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	1,599
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.745217	16.851686	32.22%	0
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0
2008	14.025334	8.378222	-40.26%	0
2007	15.319613	14.025334	-8.45%	0
2006	13.561526	15.319613	12.96%	0
2005	13.223957	13.561526	2.55%	0
2004	12.212863	13.223957	8.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
2007	19.387774	20.471301	5.59%	0
2006	15.575952	19.387774	24.47%	0
2005	14.244793	15.575952	9.34%	0
2004	12.580004	14.244793	13.23%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.342120	18.687413	40.06%	0
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
2010	12.718419	14.972189	17.72%	0
2009	7.962992	12.718419	59.72%	0
2008	12.977688	7.962992	-38.64%	0
2007	12.622358	12.977688	2.82%	155
2006	12.284060	12.622358	2.75%	162
2005	11.925642	12.284060	3.01%	170
2004	11.651290	11.925642	2.35%	178
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	1,282
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.299207	10.947179	-3.12%	243
2012	10.619357	11.299207	6.40%	1,079
2011	10.337855	10.619357	2.72%	1,055
2010	9.927442	10.337855	4.13%	1,706
2009	9.313512	9.927442	6.59%	1,698
2008	10.673210	9.313512	-12.74%	57,474
2007	10.410732	10.673210	2.52%	61,548
2006	10.315071	10.410732	0.93%	32,263
2005	10.183615	10.315071	1.29%	2,210
2004	10.041112	10.183615	1.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
2007	15.761797	16.339813	3.67%	0
2006	14.596171	15.761797	7.99%	0
2005	13.356123	14.596171	9.28%	0
2004	12.450667	13.356123	7.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	853
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.990650	21.946731	46.40%	1,691
2012	14.261374	14.990650	5.11%	1,341
2011	15.338966	14.261374	-7.03%	1,935
2010	12.415878	15.338966	23.54%	8,777
2009	8.346733	12.415878	48.75%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	205
2009	10.045454	11.775225	17.22%	205
2008	17.391707	10.045454	-42.24%	346
2007	17.030758	17.391707	2.12%	329
2006	14.945638	17.030758	13.95%	329
2005	14.669210	14.945638	1.88%	440
2004	13.541122	14.669210	8.33%	581
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.350842	28.622684	34.06%	135
2012	18.504473	21.350842	15.38%	435
2011	20.790175	18.504473	-10.99%	1,326
2010	16.861246	20.790175	23.30%	1,043
2009	12.134914	16.861246	38.95%	1,221
2008	19.391590	12.134914	-37.42%	0
2007	19.612536	19.391590	-1.13%	0
2006	17.630699	19.612536	11.24%	0
2005	16.974250	17.630699	3.87%	0
2004	14.635577	16.974250	15.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.271943	11.830678	-10.86%	4,171
2012	12.689829	13.271943	4.59%	8,324
2011	11.658277	12.689829	8.85%	26,331
2010	11.386526	11.658277	2.39%	30,988
2009	10.606993	11.386526	7.35%	30,652
2008	11.065938	10.606993	-4.15%	27,593
2007	10.377693	11.065938	6.63%	2,387
2006	10.487479	10.377693	-1.05%	1,560
2005	10.600995	10.487479	-1.07%	577
2004	10.286270	10.600995	3.06%	349
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
2007	16.922598	16.408735	-3.04%	0
2006	14.872381	16.922598	13.79%	0
2005	14.608293	14.872381	1.81%	0
2004	13.322861	14.608293	9.65%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.562676	18.425343	26.52%	3,241
2012	12.864704	14.562676	13.20%	5,215
2011	13.319708	12.864704	-3.42%	5,519
2010	11.493844	13.319708	15.89%	4,842
2009	9.091242	11.493844	26.43%	5,668
2008	12.364782	9.091242	-26.47%	5,400
2007	13.012340	12.364782	-4.98%	8,435
2006	11.111284	13.012340	17.11%	6,038
2005*	10.000000	11.111284	11.11%	6,235
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.366115	29.284162	37.06%	761
2012	18.954027	21.366115	12.73%	1,209
2011	19.350089	18.954027	-2.05%	7,159
2010	15.788409	19.350089	22.56%	7,062
2009	12.965228	15.788409	21.78%	5,879
2008	19.268764	12.965228	-32.71%	5,207
2007	19.916540	19.268764	-3.25%	308
2006	17.871283	19.916540	11.44%	0
2005	17.109251	17.871283	4.45%	0
2004	14.411767	17.109251	18.72%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	762
2011	13.808945	13.668613	-1.02%	833
2010	12.377907	13.808945	11.56%	1,227
2009	10.082386	12.377907	22.77%	2,087
2008	16.515936	10.082386	-38.95%	2,316
2007	16.152986	16.515936	2.25%	1,665
2006	14.394124	16.152986	12.22%	1,720
2005	14.149850	14.394124	1.73%	1,091
2004	13.164627	14.149850	7.48%	17

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	15.864885	18.670531	17.68%	1,782
2012	14.789993	15.864885	7.27%	1,783
2011	13.963553	14.789993	5.92%	14,996
2010	12.461226	13.963553	12.06%	15,075
2009	10.467112	12.461226	19.05%	15,846
2008	15.292022	10.467112	-31.55%	14,286
2007	14.695545	15.292022	4.06%	490
2006	12.982487	14.695545	13.20%	536
2005	12.800921	12.982487	1.42%	664
2004	12.541065	12.800921	2.07%	559
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
2007	15.297967	13.217414	-13.60%	0
2006	15.171124	15.297967	0.84%	0
2005	14.755012	15.171124	2.82%	0
2004	13.642013	14.755012	8.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.098534	14.813894	13.10%	0
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
2007	14.952587	15.965735	6.78%	0
2006	13.258156	14.952587	12.78%	114
2005	13.384155	13.258156	-0.94%	114
2004	12.829245	13.384155	4.33%	114
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	2,703
2011	11.568470	11.492795	-0.65%	27,803
2010	10.968767	11.568470	5.47%	29,485
2009	9.372361	10.968767	17.03%	30,611
2008	10.408726	9.372361	-9.96%	34,979
2007	10.165556	10.408726	2.39%	3,062
2006	10.042521	10.165556	1.23%	3,329
2005	10.209113	10.042521	-1.63%	1,740
2004	10.144849	10.209113	0.63%	664

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.157188	13.403754	10.25%	15,112
2012	11.186690	12.157188	8.68%	17,562
2011	11.533937	11.186690	-3.01%	17,767
2010	10.521607	11.533937	9.62%	879
2009	8.714807	10.521607	20.73%	1,054
2008	11.957115	8.714807	-27.12%	7,850
2007	11.324246	11.957115	5.59%	13,042
2006	10.609283	11.324246	6.74%	8,370
2005*	10.000000	10.609283	6.09%	6,474
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	353
2011	11.605026	11.163573	-3.80%	353
2010	10.421329	11.605026	11.36%	3,610
2009	8.323333	10.421329	25.21%	3,610
2008	12.717185	8.323333	-34.55%	3,610
2007	11.874893	12.717185	7.09%	3,257
2006	10.913537	11.874893	8.81%	3,257
2005*	10.000000	10.913537	9.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	0
2007	12.231694	13.231866	8.18%	0
2006	11.120041	12.231694	10.00%	0
2005*	10.000000	11.120041	11.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0
2007	15.085922	21.397269	41.84%	0
2006	13.280835	15.085922	13.59%	0
2005*	10.000000	13.280835	32.81%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.358794	19.122575	24.51%	1,500
2012	13.472027	15.358794	14.01%	2,007
2011	13.740960	13.472027	-1.96%	2,337
2010	12.276191	13.740960	11.93%	5,329
2009	9.704024	12.276191	26.51%	4,927
2008	17.422948	9.704024	-44.30%	5,065
2007	17.665851	17.422948	-1.37%	5,030
2006	15.122257	17.665851	16.82%	3,348
2005	14.705555	15.122257	2.83%	2,536
2004	13.573275	14.705555	8.34%	2,480
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.175568	20.102552	32.47%	2,213
2012	13.619905	15.175568	11.42%	2,320
2011	13.987258	13.619905	-2.63%	2,496
2010	11.593758	13.987258	20.64%	4,342
2009	9.301945	11.593758	24.64%	4,474
2008	18.126134	9.301945	-48.68%	4,046
2007	14.694842	18.126134	23.35%	3,829
2006	14.155702	14.694842	3.81%	2,465
2005	13.774476	14.155702	2.77%	2,379
2004	13.713975	13.774476	0.44%	2,316
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.551260	11.972117	-4.61%	21,482
2012	12.203278	12.551260	2.85%	21,499
2011	11.704638	12.203278	4.26%	53,206
2010	11.173654	11.704638	4.75%	121,979
2009	9.934979	11.173654	12.47%	207,412
2008	10.565928	9.934979	-5.97%	212,781
2007	10.423767	10.565928	1.36%	238,815
2006	10.276160	10.423767	1.44%	102,763
2005	10.353540	10.276160	-0.75%	7,974
2004	10.202435	10.353540	1.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.672861	31.328478	32.34%	2,883
2012	21.216573	23.672861	11.58%	3,688
2011	24.433783	21.216573	-13.17%	44,048
2010	19.510775	24.433783	25.23%	48,226
2009	14.333549	19.510775	36.12%	14,505
2008	24.368547	14.333549	-41.18%	13,586
2007	21.694933	24.368547	12.32%	4,935
2006	19.814822	21.694933	9.49%	2,583
2005	17.236623	19.814822	14.96%	2,427
2004	14.196193	17.236623	21.42%	2,310

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
2007	21.460084	24.463153	13.99%	0
2006	18.706629	21.460084	14.72%	0
2005	16.167649	18.706629	15.70%	0
2004	14.648789	16.167649	10.37%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.524043	14.609199	26.77%	6,694
2012	9.823416	11.524043	17.31%	7,634
2011	12.208392	9.823416	-19.54%	7,428
2010	11.109114	12.208392	9.90%	6,633
2009	9.037822	11.109114	22.92%	6,701
2008	16.554692	9.037822	-45.41%	6,162
2007	14.521578	16.554692	14.00%	3,325
2006	12.654015	14.521578	14.76%	0
2005	10.940303	12.654015	15.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
2010	15.358918	18.900152	23.06%	1,303
2009	10.034168	15.358918	53.07%	1,659
2008	21.149754	10.034168	-52.56%	2,064
2007	20.596731	21.149754	2.69%	1,893
2006	18.227113	20.596731	13.00%	1,848
2005	18.268884	18.227113	-0.23%	1,989
2004	16.476260	18.268884	10.88%	1,595
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.101537	13.430224	10.98%	2,086
2012	11.029792	12.101537	9.72%	736
2011	11.059863	11.029792	-0.27%	3,440
2010	10.077763	11.059863	9.75%	3,603
2009	7.630509	10.077763	32.07%	4,616
2008	11.137362	7.630509	-31.49%	4,754
2007	11.022190	11.137362	1.04%	6,116
2006*	10.000000	11.022190	10.22%	958
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
2010	12.469314	14.652709	17.51%	472
2009	10.909972	12.469314	14.29%	893
2008	15.365816	10.909972	-29.00%	1,453
2007	16.214108	15.365816	-5.23%	9,381
2006	14.212107	16.214108	14.09%	9,924
2005	14.107001	14.212107	0.75%	9,439
2004	13.048361	14.107001	8.11%	933
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	21.856586	29.003289	32.70%	4,347
2012	18.955753	21.856586	15.30%	6,149
2011	20.221199	18.955753	-6.26%	11,568
2010	16.190962	20.221199	24.89%	23,921
2009	12.870717	16.190962	25.80%	40,683
2008	19.728948	12.870717	-34.76%	2,969
2007	20.752566	19.728948	-4.93%	1,751
2006	18.212285	20.752566	13.95%	0
2005	17.189899	18.212285	5.95%	0
2004	14.261855	17.189899	20.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
2007	19.974229	22.458993	12.44%	0
2006	16.884796	19.974229	18.30%	0
2005	15.734158	16.884796	7.31%	0
2004	13.628768	15.734158	15.45%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.821094	-1.79%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.846972	11.787970	19.71%	0
2012	8.866046	9.846972	11.06%	0
2011	10.291293	8.866046	-13.85%	0
2010*	10.000000	10.291293	2.91%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.984803	16.684473	28.49%	753
2012	10.872183	12.984803	19.43%	847
2011	11.264437	10.872183	-3.48%	955
2010*	10.000000	11.264437	12.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.653258	12.844014	33.05%	747
2012*	10.000000	9.653258	-3.47%	842
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.720073	11.537704	7.63%	1,681
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
2007	13.583739	14.589620	7.41%	0
2006	12.629911	13.583739	7.55%	0
2005	12.043434	12.629911	4.87%	0
2004	11.417969	12.043434	5.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.238347	24.525915	27.48%	1,590
2012	15.947973	19.238347	20.63%	2,264
2011	17.594225	15.947973	-9.36%	15,098
2010	16.964411	17.594225	3.71%	13,859
2009	11.928288	16.964411	42.22%	13,113
2008	21.992318	11.928288	-45.76%	12,034
2007	16.527481	21.992318	33.07%	1,041
2006	15.549907	16.527481	6.29%	0
2005	14.182804	15.549907	9.64%	0
2004	12.343389	14.182804	14.90%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
2007	30.258284	37.724227	24.67%	0
2006	21.184904	30.258284	42.83%	0
2005	16.483483	21.184904	28.52%	0
2004	14.258843	16.483483	15.60%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.363950	19.462215	26.67%	0
2012	13.519520	15.363950	13.64%	0
2011	13.828473	13.519520	-2.23%	0
2010	12.659051	13.828473	9.24%	0
2009	9.343867	12.659051	35.48%	0
2008	15.223442	9.343867	-38.62%	0
2007	14.079754	15.223442	8.12%	0
2006	13.470636	14.079754	4.52%	0
2005	13.268354	13.470636	1.52%	285
2004	12.499430	13.268354	6.15%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.153877	22.655581	32.07%	8,310
2012	15.198871	17.153877	12.86%	11,337
2011	15.676882	15.198871	-3.05%	40,638
2010	14.471843	15.676882	8.33%	78,252
2009	12.133930	14.471843	19.27%	102,642
2008	18.523527	12.133930	-34.49%	15,255
2007	17.678233	18.523527	4.78%	3,704
2006	15.060428	17.678233	17.38%	1,600
2005	14.522098	15.060428	3.71%	702
2004	12.984608	14.522098	11.84%	438
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.510882	14.310126	24.32%	2,036
2012	10.194682	11.510882	12.91%	2,192
2011	10.655694	10.194682	-4.33%	1,476
2010*	10.000000	10.655694	6.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.973856	12.571709	26.05%	0
2012	9.000411	9.973856	10.82%	0
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.829072	19.018392	28.25%	3,879
2012	13.303976	14.829072	11.46%	5,343
2011	13.592286	13.303976	-2.12%	15,516
2010	12.332886	13.592286	10.21%	16,952
2009*	10.000000	12.332886	23.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.657965	12.798162	20.08%	56,277
2012	9.456812	10.657965	12.70%	93,224
2011	9.619337	9.456812	-1.69%	91,305
2010	8.816436	9.619337	9.11%	92,319
2009	7.334447	8.816436	20.21%	97,522
2008	10.723491	7.334447	-31.60%	95,498
2007	10.374193	10.723491	3.37%	45,929
2006*	10.000000	10.374193	3.74%	12,234

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.824807	10.271972	-5.11%	65,938
2012	10.588585	10.824807	2.23%	89,925
2011	10.281906	10.588585	2.98%	99,883
2010	9.959707	10.281906	3.24%	89,538
2009	9.117726	9.959707	9.23%	92,465
2008	10.386521	9.117726	-12.22%	96,623
2007	10.356442	10.386521	0.29%	28,470
2006*	10.000000	10.356442	3.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.137993	13.955716	25.30%	3,146
2012	9.367067	11.137993	18.91%	4,415
2011	10.603869	9.367067	-11.66%	18,138
2010	9.781346	10.603869	8.41%	15,392
2009	7.091912	9.781346	37.92%	15,199
2008	11.866415	7.091912	-40.24%	15,748
2007	10.654381	11.866415	11.38%	1,878
2006*	10.000000	10.654381	6.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.961644	12.575824	26.24%	8,132
2012	8.712083	9.961644	14.34%	10,415
2011	9.384127	8.712083	-7.16%	11,859
2010	8.151395	9.384127	15.12%	11,584
2009	6.030294	8.151395	35.17%	12,043
2008	11.098840	6.030294	-45.67%	13,480
2007	10.184907	11.098840	8.97%	9,225
2006*	10.000000	10.184907	1.85%	4,592
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.758641	11.343599	29.51%	71,947
2012	7.682165	8.758641	14.01%	122,049
2011	8.067167	7.682165	-4.77%	115,596
2010	7.463240	8.067167	8.09%	101,416
2009	5.863065	7.463240	27.29%	105,762
2008	9.719606	5.863065	-39.68%	100,784
2007*	10.000000	9.719606	-2.80%	33,747
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0
2007	13.611774	13.671531	0.44%	0
2006	12.634353	13.611774	7.74%	0
2005	12.669092	12.634353	-0.27%	0
2004	11.814339	12.669092	7.23%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.616456	20.580040	31.78%	3,387
2012	13.568708	15.616456	15.09%	4,925
2011	14.294655	13.568708	-5.08%	5,892
2010	12.712412	14.294655	12.45%	13,926
2009	10.175323	12.712412	24.93%	4,825
2008	16.641374	10.175323	-38.86%	17,255
2007	17.545479	16.641374	-5.15%	80,456
2006	15.587141	17.545479	12.56%	59,345
2005	15.393731	15.587141	1.26%	4,165
2004	13.498265	15.393731	14.04%	514
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.544982	12.881167	34.95%	11,330
2012	8.798795	9.544982	8.48%	16,271
2011	9.338170	8.798795	-5.78%	37,964
2010	7.759049	9.338170	20.35%	95,771
2009	6.068531	7.759049	27.86%	188,890
2008*	10.000000	6.068531	-39.31%	223,551
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	209,130
2011	8.878058	8.096028	-8.81%	209,130
2010	7.928995	8.878058	11.97%	210,937
2009	6.301009	7.928995	25.84%	1,807
2008*	10.000000	6.301009	-36.99%	1,807
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.239996	11.435698	11.68%	49,633
2012	9.466861	10.239996	8.17%	137,521
2011	9.851534	9.466861	-3.90%	333,650
2010	9.161073	9.851534	7.54%	363,336
2009	7.849688	9.161073	16.71%	75,753
2008*	10.000000	7.849688	-21.50%	47,071
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.830754	11.609557	18.09%	2,944
2012	8.882021	9.830754	10.68%	2,944
2011	9.444268	8.882021	-5.95%	2,944
2010	8.627368	9.444268	9.47%	2,944
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.646718	10.881439	2.20%	9,864
2012	10.169066	10.646718	4.70%	10,503
2011	10.294614	10.169066	-1.22%	11,155
2010	9.896341	10.294614	4.02%	0
2009	8.989941	9.896341	10.08%	0
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.045704	11.526693	14.74%	84,180
2012	9.179039	10.045704	9.44%	46,229
2011	9.648622	9.179039	-4.87%	37,876
2010	8.894643	9.648622	8.48%	119,980
2009	7.488515	8.894643	18.78%	5,087
2008*	10.000000	7.488515	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.551402	11.561666	21.05%	20,803
2012	8.558601	9.551402	11.60%	23,073
2011	9.217214	8.558601	-7.15%	25,858
2010	8.351413	9.217214	10.37%	25,858
2009	6.773928	8.351413	23.29%	19,586
2008*	10.000000	6.773928	-32.26%	9,141
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.425646	11.295860	8.35%	40,417
2012	9.727582	10.425646	7.18%	47,906
2011	10.013747	9.727582	-2.86%	48,147
2010	9.429143	10.013747	6.20%	7,730
2009	8.226353	9.429143	14.62%	0
2008*	10.000000	8.226353	-17.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.618896	11.075888	-4.67%	9,752
2012	11.099266	11.618896	4.68%	9,267
2011	10.725597	11.099266	3.48%	26,109
2010	10.312850	10.725597	4.00%	76,931
2009	9.750412	10.312850	5.77%	140,649
2008*	10.000000	9.750412	-2.50%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.556286	11.979229	-4.60%	1,928
2012	12.035605	12.556286	4.33%	1,671
2011	11.651356	12.035605	3.30%	1,504
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
2007	33.194913	46.937362	41.40%	0
2006	24.999639	33.194913	32.78%	0
2005	19.394248	24.999639	28.90%	0
2004	16.532966	19.394248	17.31%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.895963	11.116730	-6.55%	15,701
2012	11.852032	11.895963	0.37%	24,869
2011	11.344430	11.852032	4.47%	44,226
2010	11.115694	11.344430	2.06%	97,857
2009	11.113588	11.115694	0.02%	187,182
2008	10.592482	11.113588	4.92%	230,455
2007	10.150136	10.592482	4.36%	238,327
2006	10.083411	10.150136	0.66%	109,801
2005	10.024669	10.083411	0.59%	10,220
2004	9.967119	10.024669	0.58%	984
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	484
2011	7.510337	6.583830	-12.34%	2,230
2010	6.823369	7.510337	10.07%	2,069
2009	5.411724	6.823369	26.08%	2,422
2008*	10.000000	5.411724	-45.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.146296	9.601742	17.87%	214
2012	7.075612	8.146296	15.13%	221
2011	8.335292	7.075612	-15.11%	276
2010	7.968097	8.335292	4.61%	250
2009	6.360992	7.968097	25.27%	237
2008	11.476395	6.360992	-44.57%	1,094
2007	10.772989	11.476395	6.53%	782
2006*	10.000000	10.772989	7.73%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.771181	20.786300	23.94%	16,763
2012	14.857114	16.771181	12.88%	32,419
2011	15.877168	14.857114	-6.42%	41,614
2010	14.220356	15.877168	11.65%	45,681
2009	11.477467	14.220356	23.90%	80,061
2008	18.659137	11.477467	-38.49%	90,343
2007	18.082559	18.659137	3.19%	116,830
2006	15.884425	18.082559	13.84%	97,797
2005	15.108800	15.884425	5.13%	74,426
2004	13.603874	15.108800	11.06%	98,948
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.807188	14.148810	10.48%	76,036
2012	12.021522	12.807188	6.54%	82,743
2011	12.233475	12.021522	-1.73%	97,185
2010	11.437364	12.233475	6.96%	27,202
2009*	10.000000	11.437364	14.37%	22,910
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.933852	12.185198	2.11%	34,583
2012	11.650234	11.933852	2.43%	38,192
2011	11.619881	11.650234	0.26%	51,588
2010	11.266121	11.619881	3.14%	42,022
2009	10.603544	11.266121	6.25%	38,803
2008	11.584345	10.603544	-8.47%	43,818
2007	11.287846	11.584345	2.63%	46,187
2006	10.915485	11.287846	3.41%	11,938
2005	10.847344	10.915485	0.63%	2,369
2004	10.641785	10.847344	1.93%	2,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.654263	6.54%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.581305	16.563769	13.60%	46,646
2012	13.510682	14.581305	7.92%	85,564
2011	13.876159	13.510682	-2.63%	160,845
2010	12.844527	13.876159	8.03%	523,120
2009	11.069232	12.844527	16.04%	551,234
2008	14.797398	11.069232	-25.19%	615,562
2007	14.380679	14.797398	2.90%	653,869
2006	13.258241	14.380679	8.47%	593,987
2005	12.920619	13.258241	2.61%	68,830
2004	12.110589	12.920619	6.69%	49,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	15.971638	19.037701	19.20%	15,013
2012	14.415365	15.971638	10.80%	85,014
2011	15.120964	14.415365	-4.67%	94,631
2010	13.758500	15.120964	9.90%	128,647
2009	11.355813	13.758500	21.16%	193,307
2008	16.994057	11.355813	-33.18%	206,952
2007	16.439116	16.994057	3.38%	212,907
2006	14.734212	16.439116	11.57%	196,843
2005	14.127253	14.734212	4.30%	97,113
2004	12.939502	14.127253	9.18%	79,228
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.402655	14.424275	7.62%	7,680
2012	12.737218	13.402655	5.22%	28,721
2011	12.812179	12.737218	-0.59%	52,594
2010	12.121687	12.812179	5.70%	74,908
2009	10.863376	12.121687	11.58%	70,538
2008	13.128611	10.863376	-17.25%	94,075
2007	12.734782	13.128611	3.09%	66,281
2006	12.058112	12.734782	5.61%	18,073
2005	11.847596	12.058112	1.78%	10,006
2004	11.351180	11.847596	4.37%	7,023
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.832631	19.689439	32.74%	3,854
2012	12.860314	14.832631	15.34%	7,117
2011	13.540749	12.860314	-5.03%	21,809
2010	12.810888	13.540749	5.70%	25,551
2009*	10.000000	12.810888	28.11%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.547076	27.923026	29.59%	184
2012	18.832877	21.547076	14.41%	346
2011	19.839428	18.832877	-5.07%	260
2010	16.139601	19.839428	22.92%	249
2009	12.116836	16.139601	33.20%	273
2008	19.580857	12.116836	-38.12%	1,052
2007	18.693280	19.580857	4.75%	842
2006	17.463875	18.693280	7.04%	0
2005	15.993517	17.463875	9.19%	0
2004	14.188248	15.993517	12.72%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.963449	8.730400	-2.60%	6,765
2012	9.203380	8.963449	-2.61%	9,981
2011	9.448369	9.203380	-2.59%	44,035
2010	9.700568	9.448369	-2.60%	50,054
2009	9.955338	9.700568	-2.56%	67,407
2008	10.015402	9.955338	-0.60%	54,941
2007	9.813885	10.015402	2.05%	81,245
2006	9.638481	9.813885	1.82%	24,186
2005	9.637912	9.638481	0.01%	11,407
2004	9.815545	9.637912	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.732727	13.225246	-3.70%	15,880
2012	12.561438	13.732727	9.32%	14,476
2011	12.218009	12.561438	2.81%	15,405
2010	11.343094	12.218009	7.71%	16,662
2009	9.363030	11.343094	21.15%	18,229
2008	11.622764	9.363030	-19.44%	17,489
2007	11.407126	11.622764	1.89%	11,614
2006	11.170322	11.407126	2.12%	0
2005	11.223003	11.170322	-0.47%	0
2004	10.815861	11.223003	3.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.758056	10.328421	17.93%	12,489
2013	8.758056	10.328421	17.93%	12,489
2012	7.784223	8.758056	12.51%	17,076
2011	8.842687	7.784223	-11.97%	32,903
2010	7.977230	8.842687	10.85%	75,750
2009	6.017406	7.977230	32.57%	150,430
2008*	10.000000	6.017406	-39.83%	147,466

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
2007	20.726461	20.731261	0.02%	0
2006	17.383712	20.726461	19.23%	0
2005	15.964736	17.383712	8.89%	0
2004	13.658986	15.964736	16.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.432408	12.349020	30.92%	5,716
2012	8.338849	9.432408	13.11%	7,436
2011	8.846962	8.338849	-5.74%	16,722
2010	7.873662	8.846962	12.36%	41,568
2009	6.249471	7.873662	25.99%	85,773
2008*	10.000000	6.249471	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	2,735
2011	8.500779	7.775680	-8.53%	3,244
2010	7.740890	8.500779	9.82%	4,416
2009	6.237682	7.740890	24.10%	5,459
2008*	10.000000	6.237682	-37.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.732578	13.139397	35.00%	11,757
2012	8.716502	9.732578	11.66%	15,429
2011	9.365612	8.716502	-6.93%	44,676
2010	7.602974	9.365612	23.18%	73,285
2009	6.160584	7.602974	23.41%	103,503
2008*	10.000000	6.160584	-38.39%	71,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.599994	14.008111	32.15%	7,382
2012	9.354535	10.599994	13.31%	10,729
2011	9.832003	9.354535	-4.86%	22,221
2010	8.437709	9.832003	16.52%	45,397
2009	6.639822	8.437709	27.08%	71,459
2008*	10.000000	6.639822	-33.60%	117,758

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.094256	19.761641	40.21%	513
2012	12.795997	14.094256	10.15%	587
2011	13.251036	12.795997	-3.43%	663
2010	10.874426	13.251036	21.86%	664
2009	8.778226	10.874426	23.88%	496
2008	16.858525	8.778226	-47.93%	429
2007	15.809103	16.858525	6.64%	447
2006	15.759610	15.809103	0.31%	0
2005	15.017268	15.759610	4.94%	0
2004	13.623997	15.017268	10.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	20.930630	28.546468	36.39%	351
2012	17.863400	20.930630	17.17%	402
2011	19.397167	17.863400	-7.91%	468
2010	15.745826	19.397167	23.19%	438
2009	12.844595	15.745826	22.59%	465
2008	19.480424	12.844595	-34.06%	413
2007	21.562310	19.480424	-9.66%	416
2006	18.904256	21.562310	14.06%	0
2005	18.882184	18.904256	0.12%	0
2004	16.569801	18.882184	13.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
2010	15.567702	18.951066	21.73%	0
2009	11.889701	15.567702	30.93%	0
2008	19.803271	11.889701	-39.96%	12,183
2007	19.956821	19.803271	-0.77%	12,212
2006	18.333541	19.956821	8.85%	12,907
2005	16.803847	18.333541	9.10%	348
2004	14.524035	16.803847	15.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	13.967595	17.793491	27.39%	13,108
2012	12.596966	13.967595	10.88%	15,862
2011	12.883817	12.596966	-2.23%	29,054
2010	11.682638	12.883817	10.28%	69,823
2009	9.553071	11.682638	22.29%	116,055
2008	16.798966	9.553071	-43.13%	145,178
2007	15.987862	16.798966	5.07%	127,933
2006	14.473777	15.987862	10.46%	81,517
2005	13.881734	14.473777	4.26%	3,742
2004	13.011714	13.881734	6.69%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.115717	9.863089	-2.50%	2,634
2012	10.032936	10.115717	0.83%	6,490
2011	10.168035	10.032936	-1.33%	43,384
2010	10.192799	10.168035	-0.24%	44,522
2009	9.770217	10.192799	4.33%	42,579
2008*	10.000000	9.770217	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.177348	15.413932	16.97%	8,376
2012	11.315984	13.177348	16.45%	11,989
2011	13.266228	11.315984	-14.70%	23,360
2010	12.807341	13.266228	3.58%	53,124
2009*	10.000000	12.807341	28.07%	100,339
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.507680	9.317593	-2.00%	12,839
2012	9.332363	9.507680	1.88%	12,592
2011	9.553200	9.332363	-2.31%	28,766
2010	9.315852	9.553200	2.55%	77,801
2009	8.439710	9.315852	10.38%	139,236
2008	10.009175	8.439710	-15.68%	244,764
2007	9.809727	10.009175	2.03%	255,926
2006	9.664745	9.809727	1.50%	119,373
2005	9.780856	9.664745	-1.19%	944
2004	9.964302	9.780856	-1.84%	150

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.342295	17.531760	42.05%	0
2012	11.645269	12.342295	5.99%	0
2011	12.083659	11.645269	-3.63%	0
2010	10.371833	12.083659	16.50%	0
2009	8.674857	10.371833	19.56%	0
2008	14.715730	8.674857	-41.05%	0
2007	15.033407	14.715730	-2.11%	0
2006	14.663563	15.033407	2.52%	0
2005	14.629891	14.663563	0.23%	0
2004	13.425742	14.629891	8.97%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	498
2011	14.643282	13.823909	-5.60%	684
2010	12.237008	14.643282	19.66%	1,037
2009	9.559484	12.237008	28.01%	1,463
2008	16.208287	9.559484	-41.02%	1,558
2007	15.465846	16.208287	4.80%	157,476
2006	13.964028	15.465846	10.75%	96,044
2005	13.415718	13.964028	4.09%	5,848
2004	12.159070	13.415718	10.34%	707
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
2007	22.046369	22.775693	3.31%	0
2006	19.284633	22.046369	14.32%	0
2005	17.357325	19.284633	11.10%	0
2004	14.990508	17.357325	15.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	14.945495	19.133719	28.02%	13,076
2012	13.159590	14.945495	13.57%	17,511
2011	13.552772	13.159590	-2.90%	32,810
2010	12.013089	13.552772	12.82%	73,915
2009	9.636227	12.013089	24.67%	113,872
2008	16.120808	9.636227	-40.22%	139,906
2007	15.893678	16.120808	1.43%	131,415
2006	14.218306	15.893678	11.78%	87,657
2005	13.804228	14.218306	3.00%	6,601
2004	12.985093	13.804228	6.31%	1,417

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	92
2011	19.212979	18.268420	-4.92%	159
2010	16.029546	19.212979	19.86%	151
2009	12.023122	16.029546	33.32%	158
2008	19.912258	12.023122	-39.62%	30,479
2007	20.735496	19.912258	-3.97%	22,764
2006	18.566041	20.735496	11.69%	13,144
2005	17.372328	18.566041	6.87%	341
2004	14.965518	17.372328	16.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.268065	10.949607	-2.83%	7,714
2012	10.940559	11.268065	2.99%	8,103
2011	11.119730	10.940559	-1.61%	12,935
2010	10.853711	11.119730	2.45%	29,204
2009*	10.000000	10.853711	8.54%	49,411
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.575532	10.073236	-4.75%	3,019
2012	9.916475	10.575532	6.65%	993
2011*	10.000000	9.916475	-0.84%	909
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.682113	16.759664	32.15%	0
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
2010	10.562374	11.767147	11.41%	993
2009	8.353877	10.562374	26.44%	993
2008	13.991778	8.353877	-40.29%	1,322
2007	15.290861	13.991778	-8.50%	1,322
2006	13.543002	15.290861	12.91%	1,322
2005	13.212649	13.543002	2.50%	1,322
2004	12.208681	13.212649	8.22%	1,322

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
2007	19.351390	20.422336	5.53%	0
2006	15.554673	19.351390	24.41%	0
2005	14.232609	15.554673	9.29%	0
2004	12.575694	14.232609	13.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.276087	18.585392	39.99%	0
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
2010	12.674970	14.913404	17.66%	1,108
2009	7.939854	12.674970	59.64%	1,108
2008	12.946630	7.939854	-38.67%	1,460
2007	12.598652	12.946630	2.76%	1,460
2006	12.267277	12.598652	2.70%	1,460
2005	11.915436	12.267277	2.95%	1,460
2004	11.647305	11.915436	2.30%	1,460
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	3,187
2011	10.297221	10.572210	2.67%	3,138
2010	9.893506	10.297221	4.08%	4,135
2009	9.286446	9.893506	6.54%	4,709
2008	10.647654	9.286446	-12.78%	162,494
2007	10.391171	10.647654	2.47%	177,179
2006	10.300963	10.391171	0.88%	81,246
2005	10.174895	10.300963	1.24%	6,299
2004	10.037664	10.174895	1.37%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
2007	15.729544	16.297972	3.61%	0
2006	14.573765	15.729544	7.93%	0
2005	13.342449	14.573765	9.23%	0
2004	12.444303	13.342449	7.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.928234	21.844170	46.33%	173
2012	14.209306	14.928234	5.06%	213
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
2005	14.655069	14.923589	1.83%	0
2004	13.535030	14.655069	8.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
2005	16.957910	17.604714	3.81%	0
2004	14.628993	16.957910	15.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	56
2007	10.356434	11.037569	6.58%	54
2006	10.471354	10.356434	-1.10%	54
2005	10.590116	10.471354	-1.12%	700
2004	10.280991	10.590116	3.01%	700
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	0
2006	14.850460	16.889015	13.73%	0
2005	14.594228	14.850460	1.76%	0
2004	13.316868	14.594228	9.59%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.505402	18.343467	26.46%	2,804
2012	12.820711	14.505402	13.14%	3,218
2011	13.280973	12.820711	-3.47%	3,660
2010	11.466307	13.280973	15.83%	3,683
2009	9.074130	11.466307	26.36%	3,926
2008	12.347868	9.074130	-26.51%	858
2007	13.001262	12.347868	-5.03%	874
2006	11.107509	13.001262	17.05%	0
2005*	10.000000	11.107509	11.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
2009*	10.000000	11.961550	19.62%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.122604	21.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.258030	29.121077	36.99%	800
2012	18.867857	21.258030	12.67%	987
2011	19.271990	18.867857	-2.10%	1,229
2010	15.732763	19.271990	22.50%	1,237
2009	12.926171	15.732763	21.71%	1,324
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
2005	17.092810	17.844981	4.40%	0
2004	14.405303	17.092810	18.66%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.294706	19.610421	28.22%	1,063
2012	13.606477	15.294706	12.41%	1,104
2011	13.753230	13.606477	-1.07%	2,391
2010	12.334286	13.753230	11.50%	2,559
2009	10.052012	12.334286	22.70%	2,701
2008	16.474665	10.052012	-38.99%	2,755
2007	16.120936	16.474665	2.19%	2,795
2006	14.372917	16.120936	12.16%	1,107
2005	14.136241	14.372917	1.67%	424
2004	13.158718	14.136241	7.43%	424

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	15.784628	18.566553	17.62%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	12
2008	15.253779	10.435558	-31.59%	263
2007	14.666356	15.253779	4.01%	253
2006	12.963337	14.666356	13.14%	253
2005	12.788595	12.963337	1.37%	253
2004	12.535430	12.788595	2.02%	253
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0
2005	14.740822	15.148778	2.77%	0
2004	13.635887	14.740822	8.10%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	13.032247	14.731369	13.04%	0
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0
2005	13.371278	13.238612	-0.99%	0
2004	12.823482	13.371278	4.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
2005	10.199280	10.027737	-1.68%	0
2004	10.140286	10.199280	0.58%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
2005*	10.000000	10.605677	6.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	1,273
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	1,468
2005*	10.000000	10.909826	9.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
2005*	10.000000	11.116260	11.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	510
2010	13.624560	15.804760	16.00%	491
2009	9.483779	13.624560	43.66%	6,139
2008	21.368031	9.483779	-55.62%	0
2007	15.073090	21.368031	41.76%	5,382
2006	13.276323	15.073090	13.53%	8,603
2005*	10.000000	13.276323	32.76%	10,332

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
2009	9.674800	12.232942	26.44%	0
2008	17.379418	9.674800	-44.33%	0
2007	17.630810	17.379418	-1.43%	0
2006	15.099993	17.630810	16.76%	0
2005	14.691423	15.099993	2.78%	0
2004	13.567190	14.691423	8.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.098785	19.990580	32.40%	649
2012	13.557967	15.098785	11.36%	696
2011	13.930779	13.557967	-2.68%	765
2010	11.552863	13.930779	20.58%	799
2009	9.273896	11.552863	24.57%	857
2008	18.080797	9.273896	-48.71%	761
2007	14.665658	18.080797	23.29%	661
2006	14.134824	14.665658	3.76%	0
2005	13.761209	14.134824	2.71%	588
2004	13.707815	13.761209	0.39%	588
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.487780	11.905446	-4.66%	9,021
2012	12.147818	12.487780	2.80%	8,277
2011	11.657420	12.147818	4.21%	7,797
2010	11.134285	11.657420	4.70%	9,094
2009	9.905045	11.134285	12.41%	9,029
2008	10.539507	9.905045	-6.02%	333
2007	10.403072	10.539507	1.31%	379
2006	10.261016	10.403072	1.38%	360
2005	10.343578	10.261016	-0.80%	0
2004	10.197847	10.343578	1.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.553111	31.154006	32.27%	1,252
2012	21.120119	23.553111	11.52%	1,488
2011	24.335175	21.120119	-13.21%	1,631
2010	19.442007	24.335175	25.17%	1,544
2009	14.290365	19.442007	36.05%	1,764
2008	24.307630	14.290365	-41.21%	0
2007	21.651876	24.307630	12.27%	0
2006	19.785626	21.651876	9.43%	0
2005	17.220038	19.785626	14.90%	398
2004	14.189813	17.220038	21.35%	3,328

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0
2005	16.152073	18.679051	15.64%	0
2004	14.642203	16.152073	10.31%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.472890	14.536892	26.71%	0
2012	9.784847	11.472890	17.25%	0
2011	12.166701	9.784847	-19.58%	0
2010	11.076852	12.166701	9.84%	0
2009	9.016207	11.076852	22.85%	491
2008	16.523620	9.016207	-45.43%	489
2007	14.501802	16.523620	13.94%	1,572
2006	12.643261	14.501802	14.70%	474
2005	10.936592	12.643261	15.61%	3,720
2004*	10.000000	10.936592	9.37%	3,720
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
2009	10.003946	15.304798	52.99%	0
2008	21.096918	10.003946	-52.58%	0
2007	20.555897	21.096918	2.63%	0
2006	18.200291	20.555897	12.94%	0
2005	18.251327	18.200291	-0.28%	0
2004	16.468875	18.251327	10.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
2009	6.537747	8.289909	26.80%	0
2008*	10.000000	6.537747	-34.62%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
2009	10.877105	12.425361	14.23%	0
2008	15.327413	10.877105	-29.03%	219
2007	16.181933	15.327413	-5.28%	211
2006	14.191162	16.181933	14.03%	2,415
2005	14.093437	14.191162	0.69%	505
2004	13.042504	14.093437	8.06%	1,285
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
2009	12.831931	16.133884	25.73%	0
2008	19.679634	12.831931	-34.80%	0
2007	20.711387	19.679634	-4.98%	0
2006	18.185458	20.711387	13.89%	4,035
2005	17.173368	18.185458	5.89%	0
2004	14.255449	17.173368	20.47%	2,370
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
2005	15.719025	16.859913	7.26%	0
2004	13.622650	15.719025	15.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.817725	-1.82%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.836016	11.768814	19.65%	0
2012	8.860746	9.836016	11.01%	0
2011	10.290424	8.860746	-13.89%	0
2010*	10.000000	10.290424	2.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
2009*	10.000000	11.752990	17.53%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
2005	12.031837	12.611299	4.82%	0
2004	11.412832	12.031837	5.42%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.141071	24.389393	27.42%	1,607
2012	15.875501	19.141071	20.57%	1,800
2011	17.523245	15.875501	-9.40%	2,205
2010	16.904640	17.523245	3.66%	2,123
2009	11.892354	16.904640	42.15%	2,032
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0
2005	14.169154	15.527005	9.58%	0
2004	12.337835	14.169154	14.84%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
2005	16.467621	21.153685	28.46%	0
2004	14.252430	16.467621	15.54%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.286243	19.353845	26.61%	0
2012	13.458064	15.286243	13.58%	0
2011	13.772664	13.458064	-2.28%	0
2010	12.614430	13.772664	9.18%	0
2009	9.315713	12.614430	35.41%	0
2008	15.185392	9.315713	-38.65%	365
2007	14.051817	15.185392	8.07%	352
2006	13.450793	14.051817	4.47%	352
2005	13.255587	13.450793	1.47%	352
2004	12.493813	13.255587	6.10%	352

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	114
2009	12.097353	14.420816	19.21%	93
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	0
2005	14.508110	15.038216	3.65%	85
2004	12.978767	14.508110	11.78%	85
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	711
2010*	10.000000	10.652058	6.52%	683
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.965336	12.554516	25.98%	0
2012	8.997341	9.965336	10.76%	0
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.801183	18.972881	28.18%	494
2012	13.285790	14.801183	11.41%	526
2011	13.580649	13.285790	-2.17%	1,743
2010	12.328664	13.580649	10.16%	1,887
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.621504	12.747828	20.02%	13,943
2012	9.429319	10.621504	12.64%	14,402
2011	9.596280	9.429319	-1.74%	14,571
2010	8.799821	9.596280	9.05%	15,378
2009	7.324387	8.799821	20.14%	19,443
2008	10.714302	7.324387	-31.64%	20,088
2007	10.370661	10.714302	3.31%	11,133
2006*	10.000000	10.370661	3.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.787813	10.231614	-5.16%	13,719
2012	10.557831	10.787813	2.18%	11,927
2011	10.257288	10.557831	2.93%	11,186
2010	9.940957	10.257288	3.18%	11,218
2009	9.105233	9.940957	9.18%	14,015
2008	10.377619	9.105233	-12.26%	14,294
2007	10.352907	10.377619	0.24%	5,874
2006*	10.000000	10.352907	3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.099915	13.900870	25.23%	2,058
2012	9.339846	11.099915	18.84%	2,321
2011	10.578467	9.339846	-11.71%	3,277
2010	9.762915	10.578467	8.35%	3,089
2009	7.082184	9.762915	37.85%	2,392
2008	11.856247	7.082184	-40.27%	1,089
2007	10.650753	11.856247	11.32%	998
2006*	10.000000	10.650753	6.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.927570	12.526372	26.18%	1,036
2012	8.686745	9.927570	14.28%	1,106
2011	9.361632	8.686745	-7.21%	9,272
2010	8.136030	9.361632	15.06%	9,207
2009	6.022020	8.136030	35.10%	9,747
2008	11.089323	6.022020	-45.70%	11,010
2007	10.181429	11.089323	8.92%	1,029
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.733162	11.304781	29.45%	11,407
2012	7.663770	8.733162	13.95%	12,648
2011	8.051973	7.663770	-4.82%	22,445
2010	7.453008	8.051973	8.04%	22,508
2009	5.858027	7.453008	27.23%	26,606
2008	9.716261	5.858027	-39.71%	27,390
2007*	10.000000	9.716261	-2.84%	3,718
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
2005	12.656896	12.615727	-0.33%	0
2004	11.809019	12.656896	7.18%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	1,076
2010	12.667615	14.236975	12.39%	1,217
2009	10.144665	12.667615	24.87%	1,330
2008	16.599768	10.144665	-38.89%	1,662
2007	17.510656	16.599768	-5.20%	1,839
2006	15.564177	17.510656	12.51%	269
2005	15.378922	15.564177	1.20%	202
2004	13.492206	15.378922	13.98%	202
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.283076	11.574101	39.73%	5,510
2012	7.282953	8.283076	13.73%	6,921
2011	8.467882	7.282953	-13.99%	7,928
2010	7.538388	8.467882	12.33%	7,335
2009	5.062376	7.538388	48.91%	7,465
2008*	10.000000	5.062376	-49.38%	2,107
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	198
2009	6.066437	7.752377	27.79%	280
2008*	10.000000	6.066437	-39.34%	284
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	855
2010	7.922212	8.865909	11.91%	820
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	1,493
2009	7.846999	9.153230	16.65%	0
2008*	10.000000	7.846999	-21.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	1,535
2009	8.986864	9.887876	10.03%	4,425
2008*	10.000000	8.986864	-10.13%	2,666
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.021658	11.493197	14.68%	673
2012	9.161783	10.021658	9.39%	678
2011	9.635412	9.161783	-4.92%	8,365
2010	8.887030	9.635412	8.42%	8,325
2009	7.485944	8.887030	18.72%	8,462
2008*	10.000000	7.485944	-25.14%	8,524
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.400688	11.263030	8.29%	659
2012	9.709305	10.400688	7.12%	665
2011	10.000050	9.709305	-2.91%	670
2010	9.421073	10.000050	6.15%	675
2009	8.223539	9.421073	14.56%	681
2008*	10.000000	8.223539	-17.76%	11,618
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	253
2009	9.747079	10.304036	5.71%	252
2008*	10.000000	9.747079	-2.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0
2005	19.375595	24.962820	28.84%	0
2004	16.525546	19.375595	17.25%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.835799	11.054816	-6.60%	10,430
2012	11.798153	11.835799	0.32%	9,349
2011	11.298641	11.798153	4.42%	8,532
2010	11.076507	11.298641	2.01%	9,885
2009	11.080107	11.076507	-0.03%	11,080
2008	10.565993	11.080107	4.87%	28,387
2007	10.129990	10.565993	4.30%	1,243
2006	10.068553	10.129990	0.61%	397
2005	10.015015	10.068553	0.53%	0
2004	9.962635	10.015015	0.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.686340	20.670538	23.88%	2,811
2012	14.789566	16.686340	12.83%	2,811
2011	15.813098	14.789566	-6.47%	2,811
2010	14.170243	15.813098	11.59%	2,180
2009	11.442890	14.170243	23.83%	9,866
2008	18.612502	11.442890	-38.52%	11,514
2007	18.046687	18.612502	3.14%	11,514
2006	15.861023	18.046687	13.78%	11,514
2005	15.094263	15.861023	5.08%	11,514
2004	13.597762	15.094263	11.01%	11,514
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
2009*	10.000000	11.987740	19.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.873485	12.117340	2.05%	12,776
2012	11.597274	11.873485	2.38%	12,925
2011	11.572997	11.597274	0.21%	17,428
2010	11.226422	11.572997	3.09%	22,019
2009	10.571603	11.226422	6.19%	14,419
2008	11.555396	10.571603	-8.51%	0
2007	11.265452	11.555396	2.57%	0
2006	10.899399	11.265452	3.36%	0
2005	10.836897	10.899399	0.58%	0
2004	10.636998	10.836897	1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.650620	6.51%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.507539	16.471514	13.54%	3,030
2012	13.449250	14.507539	7.87%	3,030
2011	13.820146	13.449250	-2.68%	5,456
2010	12.799254	13.820146	7.98%	6,171
2009	11.035880	12.799254	15.98%	6,505
2008	14.760406	11.035880	-25.23%	7,836
2007	14.352141	14.760406	2.84%	9,120
2006	13.238706	14.352141	8.41%	5,660
2005	12.908186	13.238706	2.56%	6,109
2004	12.105156	12.908186	6.63%	3,556
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	4,196
2011	15.059948	14.349835	-4.72%	4,196
2010	13.710012	15.059948	9.85%	4,196
2009	11.321592	13.710012	21.10%	4,196
2008	16.951581	11.321592	-33.21%	4,196
2007	16.406499	16.951581	3.32%	4,196
2006	14.712506	16.406499	11.51%	4,196
2005	14.113660	14.712506	4.24%	4,196
2004	12.933688	14.113660	9.12%	4,196
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.334852	14.343929	7.57%	511
2012	12.679315	13.334852	5.17%	515
2011	12.760470	12.679315	-0.64%	520
2010	12.078968	12.760470	5.64%	524
2009	10.830646	12.078968	11.53%	528
2008	13.095792	10.830646	-17.30%	532
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
2005	11.836190	12.040357	1.72%	0
2004	11.346082	11.836190	4.32%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	1,307
2010	12.806508	13.529183	5.64%	1,477
2009*	10.000000	12.806508	28.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
2009	12.080328	16.082724	33.13%	0
2008	19.531916	12.080328	-38.15%	0
2007	18.656197	19.531916	4.69%	0
2006	17.438149	18.656197	6.98%	0
2005	15.978117	17.438149	9.14%	386
2004	14.181875	15.978117	12.67%	386
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.917938	8.681607	-2.65%	7,199
2012	9.161369	8.917938	-2.66%	6,689
2011	9.410052	9.161369	-2.64%	5,897
2010	9.666191	9.410052	-2.65%	6,466
2009	9.925151	9.666191	-2.61%	5,865
2008	9.990159	9.925151	-0.65%	542
2007	9.794206	9.990159	2.00%	701
2006	9.624080	9.794206	1.77%	175
2005	9.628441	9.624080	-0.05%	0
2004	9.810935	9.628441	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
2005	11.212189	11.153847	-0.52%	0
2004	10.810989	11.212189	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.737078	10.298393	17.87%	1,469
2013	8.737078	10.298393	17.87%	1,469
2012	7.769580	8.737078	12.45%	1,626
2011	8.830572	7.769580	-12.01%	1,764
2010	7.970391	8.830572	10.79%	1,809
2009	6.015336	7.970391	32.50%	1,912
2008*	10.000000	6.015336	-39.85%	171

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0
2005	15.951095	17.359965	8.83%	0
2004	13.654304	15.951095	16.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	69
2009	6.247328	7.866930	25.92%	70
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.883950	11.678059	31.45%	5,342
2012	7.761048	8.883950	14.47%	6,357
2011	8.489146	7.761048	-8.58%	7,535
2010	7.734257	8.489146	9.76%	7,160
2009	6.235533	7.734257	24.04%	7,132
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.709307	13.101259	34.94%	846
2012	8.700139	9.709307	11.60%	955
2011	9.352823	8.700139	-6.98%	1,043
2010	7.596483	9.352823	23.12%	1,123
2009	6.158477	7.596483	23.35%	1,221
2008*	10.000000	6.158477	-38.42%	96
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	155
2009	6.637541	8.430486	27.01%	97
2008*	10.000000	6.637541	-33.62%	122

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	14.022958	19.651593	40.14%	472
2012	12.737823	14.022958	10.09%	537
2011	13.197553	12.737823	-3.48%	607
2010	10.836099	13.197553	21.79%	609
2009	8.751781	10.836099	23.82%	655
2008	16.816411	8.751781	-47.96%	598
2007	15.777740	16.816411	6.58%	472
2006	15.736403	15.777740	0.26%	0
2005	15.002820	15.736403	4.89%	0
2004	13.617871	15.002820	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
2005	18.864027	18.876419	0.07%	0
2004	16.562373	18.864027	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	201
2007	19.917218	19.753773	-0.82%	194
2006	18.306537	19.917218	8.80%	194
2005	16.787676	18.306537	9.05%	194
2004	14.517509	16.787676	15.64%	194
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	117
2009	9.524273	11.641432	22.23%	116
2008	16.756955	9.524273	-43.16%	102
2007	15.956119	16.756955	5.02%	87
2006	14.452447	15.956119	10.40%	92
2005	13.868376	14.452447	4.21%	0
2004	13.005866	13.868376	6.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
2009	5.532729	7.029492	27.05%	0
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.091490	9.834411	-2.55%	1,462
2012	10.014066	10.091490	0.77%	1,423
2011	10.154102	10.014066	-1.38%	8,458
2010	10.184070	10.154102	-0.29%	8,413
2009	9.766869	10.184070	4.27%	7,976
2008*	10.000000	9.766869	-2.33%	7,115
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.152570	15.377057	16.91%	981
2012	11.300509	13.152570	16.39%	1,120
2011	13.254889	11.300509	-14.74%	1,211
2010	12.802957	13.254889	3.53%	1,188
2009*	10.000000	12.802957	28.03%	1,146
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.459560	9.265677	-2.05%	6,730
2012	9.289914	9.459560	1.83%	6,254
2011	9.514627	9.289914	-2.36%	5,727
2010	9.282994	9.514627	2.50%	6,412
2009	8.414262	9.282994	10.32%	6,266
2008	9.984124	8.414262	-15.72%	1,472
2007	9.790239	9.984124	1.98%	1,692
2006	9.650484	9.790239	1.45%	468
2005	9.771420	9.650484	-1.24%	0
2004	9.959809	9.771420	-1.89%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.279839	17.434084	41.97%	0
2012	11.592309	12.279839	5.93%	0
2011	12.034867	11.592309	-3.68%	0
2010	10.335255	12.034867	16.44%	0
2009	8.648715	10.335255	19.50%	0
2008	14.678927	8.648715	-41.08%	0
2007	15.003550	14.678927	-2.16%	0
2006	14.641939	15.003550	2.47%	0
2005	14.615808	14.641939	0.18%	0
2004	13.419708	14.615808	8.91%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
2009	9.531696	12.195172	27.94%	0
2008	16.169498	9.531696	-41.05%	0
2007	15.436803	16.169498	4.75%	181
2006	13.944950	15.436803	10.70%	192
2005	13.404243	13.944950	4.03%	464
2004	12.154906	13.404243	10.28%	464
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0
2005	17.340618	19.256202	11.05%	0
2004	14.983757	17.340618	15.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	14.869895	19.027169	27.96%	3,796
2012	13.099764	14.869895	13.51%	4,186
2011	13.498076	13.099764	-2.95%	4,951
2010	11.970740	13.498076	12.76%	5,177
2009	9.607194	11.970740	24.60%	5,299
2008	16.080517	9.607194	-40.26%	730
2007	15.862146	16.080517	1.38%	636
2006	14.197362	15.862146	11.73%	147
2005	13.790950	14.197362	2.95%	0
2004	12.979264	13.790950	6.25%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
2009	11.986890	15.973049	33.25%	0
2008	19.862490	11.986890	-39.65%	0
2007	20.694340	19.862490	-4.02%	0
2006	18.538687	20.694340	11.63%	0
2005	17.355616	18.538687	6.82%	0
2004	14.958800	17.355616	16.02%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.246847	10.923373	-2.88%	3,296
2012	10.925588	11.246847	2.94%	3,069
2011	11.110206	10.925588	-1.66%	2,894
2010	10.849988	11.110206	2.40%	3,171
2009*	10.000000	10.849988	8.50%	3,061
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.566487	10.059453	-4.80%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.619319	16.668122	32.08%	0
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0
2005	13.201360	13.524494	2.45%	0
2004	12.204507	13.201360	8.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
2005	14.220424	15.533389	9.23%	155
2004	12.571380	14.220424	13.12%	155
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.210348	18.483876	39.92%	0
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
2005	11.905241	12.250506	2.90%	98
2004	11.643314	11.905241	2.25%	98
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	253
2007	10.371626	10.622140	2.42%	260
2006	10.286860	10.371626	0.82%	249
2005	10.166177	10.286860	1.19%	0
2004	10.034219	10.166177	1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
2005	13.328752	14.551356	9.17%	0
2004	12.437910	13.328752	7.16%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
2010	11.692299	12.832930	9.76%	0
2009	9.984969	11.692299	17.10%	0
2008	17.304815	9.984969	-42.30%	0
2007	16.963176	17.304815	2.01%	0
2006	14.901586	16.963176	13.83%	0
2005	14.640963	14.901586	1.78%	0
2004	13.528939	14.640963	8.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
2010	16.742551	20.622656	23.18%	0
2009	12.061873	16.742551	38.81%	0
2008	19.294732	12.061873	-37.49%	0
2007	19.534747	19.294732	-1.23%	0
2006	17.578766	19.534747	11.13%	0
2005	16.941580	17.578766	3.76%	0
2004	14.622416	16.941580	15.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.136334	11.697770	-10.95%	948
2012	12.573109	13.136334	4.48%	948
2011	11.562880	12.573109	8.74%	3,696
2010	11.304952	11.562880	2.28%	845
2009	10.541827	11.304952	7.24%	653
2008	11.009254	10.541827	-4.25%	685
2007	10.335203	11.009254	6.52%	719
2006	10.455242	10.335203	-1.15%	9,212
2005	10.579241	10.455242	-1.17%	8,516
2004	10.275710	10.579241	2.95%	932
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
2010	11.881451	13.163325	10.79%	0
2009	10.368364	11.881451	14.59%	0
2008	16.326767	10.368364	-36.49%	0
2007	16.855464	16.326767	-3.14%	0
2006	14.828562	16.855464	13.67%	0
2005	14.580180	14.828562	1.70%	0
2004	13.310890	14.580180	9.54%	352

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
2010	11.438856	13.242389	15.77%	3,546
2009	9.057048	11.438856	26.30%	3,471
2008	12.330968	9.057048	-26.55%	3,674
2007	12.990174	12.330968	-5.07%	3,471
2006	11.103723	12.990174	16.99%	3,471
2005*	10.000000	11.103723	11.04%	4,282
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
2010	11.957452	12.770476	6.80%	0
2009*	10.000000	11.957452	19.57%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.118455	21.18%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	21.150419	28.958802	36.92%	131
2012	18.782006	21.150419	12.61%	286
2011	19.194143	18.782006	-2.15%	511
2010	15.677252	19.194143	22.43%	502
2009	12.887190	15.677252	21.65%	0
2008	19.172521	12.887190	-32.78%	0
2007	19.837549	19.172521	-3.35%	0
2006	17.818648	19.837549	11.33%	0
2005	17.076334	17.818648	4.35%	0
2004	14.398821	17.076334	18.60%	960
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	0
2010	12.290781	13.697694	11.45%	169
2009	10.021701	12.290781	22.64%	1,733
2008	16.433443	10.021701	-39.02%	1,833
2007	16.088906	16.433443	2.14%	1,895
2006	14.351708	16.088906	12.10%	1,928
2005	14.122620	14.351708	1.62%	1,992
2004	13.152795	14.122620	7.37%	362

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	15.704754	18.463119	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	125
2010	12.373501	13.851029	11.94%	125
2009	10.404096	12.373501	18.93%	690
2008	15.215613	10.404096	-31.62%	690
2007	14.637231	15.215613	3.95%	1,754
2006	12.944223	14.637231	13.08%	8,049
2005	12.776279	12.944223	1.31%	11,186
2004	12.529791	12.776279	1.97%	12,194
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
2010	9.743426	12.402246	27.29%	0
2009	7.962428	9.743426	22.37%	0
2008	13.151399	7.962428	-39.46%	0
2007	15.237302	13.151399	-13.69%	0
2006	15.126454	15.237302	0.73%	0
2005	14.726633	15.126454	2.71%	0
2004	13.629760	14.726633	8.05%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	12.966272	14.649261	12.98%	0
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
2010	11.980497	13.173619	9.96%	0
2009	10.870886	11.980497	10.21%	0
2008	15.885982	10.870886	-31.57%	0
2007	14.893279	15.885982	6.67%	0
2006	13.219090	14.893279	12.66%	0
2005	13.358397	13.219090	-1.04%	0
2004	12.817714	13.358397	4.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
2010	10.891609	11.475304	5.36%	2,302
2009	9.315990	10.891609	16.91%	5,745
2008	10.356746	9.315990	-10.05%	5,799
2007	10.125236	10.356746	2.29%	6,169
2006	10.012938	10.125236	1.12%	6,222
2005	10.189458	10.012938	-1.73%	6,298
2004	10.135722	10.189458	0.53%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
2010	10.471297	11.467007	9.51%	0
2009	8.682036	10.471297	20.61%	0
2008	11.924411	8.682036	-27.19%	0
2007	11.304950	11.924411	5.48%	0
2006	10.602063	11.304950	6.63%	0
2005*	10.000000	10.602063	6.02%	828
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
2010	10.371497	11.537694	11.24%	0
2009	8.292054	10.371497	25.08%	0
2008	12.682436	8.292054	-34.62%	0
2007	11.854675	12.682436	6.98%	0
2006	10.906116	11.854675	8.70%	0
2005*	10.000000	10.906116	9.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
2010	10.131730	11.424931	12.76%	0
2009	7.937924	10.131730	27.64%	0
2008	13.195699	7.937924	-39.84%	0
2007	12.210862	13.195699	8.07%	0
2006	11.112479	12.210862	9.88%	0
2005*	10.000000	11.112479	11.12%	257
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
2010	13.591908	15.758809	15.94%	232
2009	9.465921	13.591908	43.59%	630
2008	21.338807	9.465921	-55.64%	240
2007	15.060243	21.338807	41.69%	2,423
2006	13.271812	15.060243	13.48%	5,722
2005*	10.000000	13.271812	32.72%	42,622

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	4,505
2010	12.189770	13.630241	11.82%	1,042
2009	9.645623	12.189770	26.38%	1,025
2008	17.335945	9.645623	-44.36%	1,072
2007	17.595802	17.335945	-1.48%	1,108
2006	15.077729	17.595802	16.70%	1,286
2005	14.677279	15.077729	2.73%	627
2004	13.561088	14.677279	8.23%	696
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	3,051
2010	11.512099	13.874499	20.52%	176
2009	9.245919	11.512099	24.51%	187
2008	18.035540	9.245919	-48.74%	202
2007	14.636513	18.035540	23.22%	202
2006	14.113970	14.636513	3.70%	202
2005	13.747955	14.113970	2.66%	202
2004	13.701649	13.747955	0.34%	2,771
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.424572	11.839094	-4.71%	1,419
2012	12.092556	12.424572	2.75%	2,447
2011	11.610331	12.092556	4.15%	15,458
2010	11.095000	11.610331	4.64%	26,639
2009	9.875173	11.095000	12.35%	32,923
2008	10.513127	9.875173	-6.07%	34,000
2007	10.382389	10.513127	1.26%	42,927
2006	10.245868	10.382389	1.33%	18,664
2005	10.333602	10.245868	-0.85%	1,761
2004	10.193260	10.333602	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	297
2010	19.373456	24.236932	25.10%	3,039
2009	14.247298	19.373456	35.98%	3,157
2008	24.246866	14.247298	-41.24%	3,413
2007	21.608905	24.246866	12.21%	3,420
2006	19.756481	21.608905	9.38%	6,251
2005	17.203473	19.756481	14.84%	6,162
2004	14.183441	17.203473	21.29%	17,698

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
2010	16.299006	17.894027	9.79%	0
2009	13.271559	16.299006	22.81%	0
2008	24.340979	13.271559	-45.48%	0
2007	21.374971	24.340979	13.88%	0
2006	18.651531	21.374971	14.60%	0
2005	16.136539	18.651531	15.59%	0
2004	14.635627	16.136539	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.421938	14.464912	26.64%	0
2012	9.746400	11.421938	17.19%	0
2011	12.125123	9.746400	-19.62%	0
2010	11.044671	12.125123	9.78%	0
2009	8.994644	11.044671	22.79%	0
2008	16.492583	8.994644	-45.46%	0
2007	14.482041	16.492583	13.88%	445
2006	12.632503	14.482041	14.64%	0
2005	10.932892	12.632503	15.55%	9,929
2004*	10.000000	10.932892	9.33%	7,390
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
2010	15.250807	18.747871	22.93%	0
2009	9.973778	15.250807	52.91%	0
2008	21.044170	9.973778	-52.61%	0
2007	20.515088	21.044170	2.58%	0
2006	18.173475	20.515088	12.88%	0
2005	18.233772	18.173475	-0.33%	0
2004	16.461485	18.233772	10.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
2010	8.282802	8.885707	7.28%	0
2009	6.535495	8.282802	26.74%	0
2008*	10.000000	6.535495	-34.65%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
2010	10.039864	11.006965	9.63%	0
2009	7.609616	10.039864	31.94%	823
2008	11.118291	7.609616	-31.56%	287
2007	11.014694	11.118291	0.94%	949
2006*	10.000000	11.014694	10.15%	949
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
2010	12.381554	14.534651	17.39%	169
2009	10.844325	12.381554	14.18%	943
2008	15.289080	10.844325	-29.07%	1,002
2007	16.149816	15.289080	-5.33%	1,038
2006	14.170259	16.149816	13.97%	6,565
2005	14.079886	14.170259	0.64%	5,837
2004	13.036650	14.079886	8.00%	1,902
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	21.636006	28.681125	32.56%	198
2012	18.783774	21.636006	15.18%	459
2011	20.058303	18.783774	-6.35%	3,109
2010	16.077014	20.058303	24.76%	4,400
2009	12.793266	16.077014	25.67%	6,149
2008	19.630438	12.793266	-34.83%	0
2007	20.670291	19.630438	-5.03%	0
2006	18.158666	20.670291	13.83%	3,615
2005	17.156834	18.158666	5.84%	0
2004	14.249037	17.156834	20.41%	14,451
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
2010	17.285475	18.233093	5.48%	0
2009	12.963185	17.285475	33.34%	0
2008	22.346846	12.963185	-41.99%	0
2007	19.895019	22.346846	12.32%	0
2006	16.835067	19.895019	18.18%	0
2005	15.703898	16.835067	7.20%	0
2004	13.616535	15.703898	15.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.814354	-1.86%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.825094	11.749725	19.59%	0
2012	8.855456	9.825094	10.95%	0
2011	10.289558	8.855456	-13.94%	0
2010*	10.000000	10.289558	2.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
2010*	10.000000	11.262539	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.646542	12.821920	32.92%	0
2012*	10.000000	9.646542	-3.53%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
2010	11.748958	12.423738	5.74%	0
2009*	10.000000	11.748958	17.49%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
2010	14.487378	15.240992	5.20%	0
2009	11.856130	14.487378	22.19%	0
2008	14.516734	11.856130	-18.33%	0
2007	13.529848	14.516734	7.29%	0
2006	12.592696	13.529848	7.44%	0
2005	12.020244	12.592696	4.76%	0
2004	11.407697	12.020244	5.37%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
2010	16.845002	17.452456	3.61%	237
2009	11.856488	16.845002	42.07%	472
2008	21.882481	11.856488	-45.82%	199
2007	16.461920	21.882481	32.93%	0
2006	15.504109	16.461920	6.18%	0
2005	14.155513	15.504109	9.53%	0
2004	12.332291	14.155513	14.78%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
2010	30.396892	36.976679	21.65%	0
2009	17.445542	30.396892	74.24%	0
2008	37.535847	17.445542	-53.52%	0
2007	30.138285	37.535847	24.55%	0
2006	21.122496	30.138285	42.68%	0
2005	16.451756	21.122496	28.39%	0
2004	14.246024	16.451756	15.48%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	15.208871	19.245998	26.54%	0
2012	13.396849	15.208871	13.53%	0
2011	13.717052	13.396849	-2.33%	0
2010	12.569939	13.717052	9.13%	0
2009	9.287628	12.569939	35.34%	434
2008	15.147406	9.287628	-38.69%	434
2007	14.023902	15.147406	8.01%	434
2006	13.430943	14.023902	4.41%	434
2005	13.242813	13.430943	1.42%	434
2004	12.488185	13.242813	6.04%	434

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	16.980665	22.403814	31.94%	686
2012	15.060905	16.980665	12.75%	1,451
2011	15.550516	15.060905	-3.15%	10,281
2010	14.369940	15.550516	8.22%	18,866
2009	12.060874	14.369940	19.15%	20,514
2008	18.430972	12.060874	-34.56%	6,975
2007	17.608077	18.430972	4.67%	6,770
2006	15.016031	17.608077	17.26%	6,813
2005	14.494132	15.016031	3.60%	6,750
2004	12.972926	14.494132	11.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
2010*	10.000000	10.648449	6.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.956804	12.537327	25.92%	0
2012	8.994269	9.956804	10.70%	0
2011*	10.000000	8.994269	-10.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	387
2010	12.324441	13.569040	10.10%	1,493
2009*	10.000000	12.324441	23.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.585160	12.697683	19.96%	22,984
2012	9.401898	10.585160	12.59%	62,563
2011	9.573283	9.401898	-1.79%	69,063
2010	8.783248	9.573283	8.99%	58,753
2009	7.314348	8.783248	20.08%	57,730
2008	10.705118	7.314348	-31.67%	54,277
2007	10.367125	10.705118	3.26%	4,845
2006*	10.000000	10.367125	3.67%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.750932	10.191390	-5.20%	24,014
2012	10.527159	10.750932	2.13%	57,849
2011	10.232732	10.527159	2.88%	53,060
2010	9.922251	10.232732	3.13%	47,511
2009	9.092757	9.922251	9.12%	46,496
2008	10.368731	9.092757	-12.31%	42,531
2007	10.349385	10.368731	0.19%	1,528
2006*	10.000000	10.349385	3.49%	296
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
2010	9.744543	10.553137	8.30%	396
2009	7.072484	9.744543	37.78%	0
2008	11.846096	7.072484	-40.30%	0
2007	10.647123	11.846096	11.26%	0
2006*	10.000000	10.647123	6.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
2010	8.120695	9.339201	15.00%	0
2009	6.013767	8.120695	35.04%	0
2008	11.079829	6.013767	-45.72%	1,730
2007	10.177964	11.079829	8.86%	1,642
2006*	10.000000	10.177964	1.78%	623
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.707737	11.266100	29.38%	22,912
2012	7.645384	8.707737	13.90%	73,873
2011	8.036784	7.645384	-4.87%	73,639
2010	7.442784	8.036784	7.98%	68,629
2009	5.853000	7.442784	27.16%	66,166
2008	9.712924	5.853000	-39.74%	62,983
2007*	10.000000	9.712924	-2.87%	1,264
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
2010	13.539836	14.907408	10.10%	0
2009	9.531050	13.539836	42.06%	0
2008	13.603229	9.531050	-29.94%	0
2007	13.557768	13.603229	0.34%	0
2006	12.597132	13.557768	7.63%	0
2005	12.644713	12.597132	-0.38%	0
2004	11.803715	12.644713	7.12%	924

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	15.458850	20.351445	31.65%	1,268
2012	13.445593	15.458850	14.97%	1,576
2011	14.179482	13.445593	-5.18%	2,147
2010	12.622935	14.179482	12.33%	2,222
2009	10.114078	12.622935	24.81%	520
2008	16.558249	10.114078	-38.92%	3,305
2007	17.475873	16.558249	-5.25%	15,221
2006	15.541220	17.475873	12.45%	9,451
2005	15.364109	15.541220	1.15%	1,465
2004	13.486131	15.364109	13.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
2010	7.531931	8.456278	12.27%	0
2009	5.060633	7.531931	48.83%	0
2008*	10.000000	5.060633	-49.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.499294	12.806347	34.81%	1,188
2012	8.765688	9.499294	8.37%	2,606
2011	9.312578	8.765688	-5.87%	14,613
2010	7.745736	9.312578	20.23%	20,801
2009	6.064356	7.745736	27.73%	29,758
2008*	10.000000	6.064356	-39.36%	38,308
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.114934	11.483117	25.98%	104,557
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
2010	7.915406	8.853740	11.85%	0
2009	6.296675	7.915406	25.71%	0
2008*	10.000000	6.296675	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.191003	11.369305	11.56%	262,724
2012	9.431278	10.191003	8.06%	336,882
2011	9.824565	9.431278	-4.00%	338,480
2010	9.145387	9.824565	7.43%	349,799
2009	7.844296	9.145387	16.59%	74,149
2008*	10.000000	7.844296	-21.56%	72,517
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.783733	11.542173	17.97%	11,235
2012	8.848641	9.783733	10.57%	11,235
2011	9.418415	8.848641	-6.05%	11,235
2010	8.612583	9.418415	9.36%	11,235
2009	7.128927	8.612583	20.81%	11,235
2008*	10.000000	7.128927	-28.71%	11,235

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
2010	9.879419	10.266463	3.92%	0
2009	8.983784	9.879419	9.97%	0
2008*	10.000000	8.983784	-10.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.997616	11.459745	14.62%	5,784
2012	9.144510	9.997616	9.33%	3,827
2011	9.622188	9.144510	-4.96%	12,984
2010	8.879401	9.622188	8.37%	25,687
2009	7.483373	8.879401	18.66%	0
2008*	10.000000	7.483373	-25.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	15,078
2010	8.337114	9.191992	10.25%	15,078
2009	6.769278	8.337114	23.16%	7,926
2008*	10.000000	6.769278	-32.31%	4,629
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	140,170
2011	9.986364	9.691046	-2.96%	140,170
2010	9.413018	9.986364	6.09%	140,170
2009	8.220715	9.413018	14.50%	140,170
2008*	10.000000	8.220715	-17.79%	140,170
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.563365	11.011623	-4.77%	768
2012	11.057597	11.563365	4.57%	1,483
2011	10.696278	11.057597	3.38%	11,676
2010	10.295222	10.696278	3.90%	17,455
2009	9.743746	10.295222	5.66%	21,517
2008*	10.000000	9.743746	-2.56%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
2010	11.045586	11.619486	5.20%	0
2009	9.749510	11.045586	13.29%	0
2008*	10.000000	9.749510	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
2010	30.334249	34.212924	12.79%	0
2009	19.115830	30.334249	58.69%	0
2008	46.703108	19.115830	-59.07%	0
2007	33.063333	46.703108	41.25%	0
2006	24.926053	33.063333	32.65%	0
2005	19.356954	24.926053	28.77%	0
2004	16.518123	19.356954	17.19%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.775911	10.993234	-6.65%	2,136
2012	11.744503	11.775911	0.27%	2,874
2011	11.253024	11.744503	4.37%	14,229
2010	11.037470	11.253024	1.95%	20,641
2009	11.046718	11.037470	-0.08%	30,654
2008	10.539565	11.046718	4.81%	46,665
2007	10.109866	10.539565	4.25%	43,576
2006	10.053696	10.109866	0.56%	21,098
2005	10.005359	10.053696	0.48%	6,176
2004	9.958142	10.005359	0.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
2010	6.811668	7.489773	9.96%	0
2009	5.407999	6.811668	25.96%	0
2008*	10.000000	5.407999	-45.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
2010	7.938099	8.295388	4.50%	0
2009	6.343566	7.938099	25.14%	0
2008	11.456755	6.343566	-44.63%	0
2007	10.765655	11.456755	6.42%	0
2006*	10.000000	10.765655	7.66%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	16.601935	20.555420	23.81%	50,105
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	15,169
2010	14.120289	15.749284	11.54%	37,294
2009	11.408404	14.120289	23.77%	56,763
2008	18.565966	11.408404	-38.55%	65,328
2007	18.010853	18.565966	3.08%	67,017
2006	15.837645	18.010853	13.72%	70,321
2005	15.079743	15.837645	5.03%	70,693
2004	13.591653	15.079743	10.95%	45,783
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.759052	14.081166	10.36%	3,485
2012	11.988674	12.759052	6.43%	23,943
2011	12.212561	11.988674	-1.83%	25,427
2010	11.429530	12.212561	6.85%	25,427
2009*	10.000000	11.429530	14.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
2009*	10.000000	11.983630	19.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.813399	12.049822	2.00%	512
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
2010	11.186832	11.526263	3.03%	7,552
2009	10.539733	11.186832	6.14%	12,186
2008	11.526471	10.539733	-8.56%	12,186
2007	11.243049	11.526471	2.52%	12,186
2006	10.883299	11.243049	3.31%	12,186
2005	10.826442	10.883299	0.53%	12,851
2004	10.632205	10.826442	1.83%	8,330
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.646957	6.47%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	14.434131	16.379761	13.48%	22,258
2012	13.388089	14.434131	7.81%	39,271
2011	13.764356	13.388089	-2.73%	54,539
2010	12.754125	13.764356	7.92%	189,482
2009	11.002625	12.754125	15.92%	217,721
2008	14.723493	11.002625	-25.27%	221,301
2007	14.323647	14.723493	2.79%	222,882
2006	13.219193	14.323647	8.35%	205,618
2005	12.895765	13.219193	2.51%	172,109
2004	12.099714	12.895765	6.58%	12,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	8,533
2011	14.999139	14.284568	-4.76%	55,678
2010	13.661665	14.999139	9.79%	88,391
2009	11.287464	13.661665	21.03%	109,565
2008	16.909180	11.287464	-33.25%	120,399
2007	16.373923	16.909180	3.27%	139,380
2006	14.690818	16.373923	11.46%	140,095
2005	14.100070	14.690818	4.19%	119,888
2004	12.927866	14.100070	9.07%	102,727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	13.267383	14.264027	7.51%	447
2012	12.621651	13.267383	5.12%	9,285
2011	12.708943	12.621651	-0.69%	13,069
2010	12.036372	12.708943	5.59%	16,896
2009	10.797996	12.036372	11.47%	40,169
2008	13.063022	10.797996	-17.34%	139,493
2007	12.684250	13.063022	2.99%	127,898
2006	12.022586	12.684250	5.50%	125,976
2005	11.824787	12.022586	1.67%	128,343
2004	11.340974	11.824787	4.27%	106,918
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	2,067
2010	12.802117	13.517587	5.59%	9,612
2009*	10.000000	12.802117	28.02%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	101
2010	16.026026	19.679610	22.80%	101
2009	12.043929	16.026026	33.06%	101
2008	19.483084	12.043929	-38.18%	101
2007	18.619166	19.483084	4.64%	931
2006	17.412461	18.619166	6.93%	6,158
2005	15.962749	17.412461	9.08%	8,899
2004	14.175509	15.962749	12.61%	10,137
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	42
2011	9.371859	9.119514	-2.69%	4,958
2010	9.631905	9.371859	-2.70%	5,497
2009	9.895030	9.631905	-2.66%	8,370
2008	9.964960	9.895030	-0.70%	3,374
2007	9.774552	9.964960	1.95%	22,923
2006	9.609689	9.774552	1.72%	15,953
2005	9.618970	9.609689	-0.10%	13,884
2004	9.806322	9.618970	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
2010	11.263285	12.119595	7.60%	2,007
2009	9.306691	11.263285	21.02%	2,078
2008	11.564704	9.306691	-19.53%	2,078
2007	11.361858	11.564704	1.79%	2,078
2006	11.137395	11.361858	2.02%	2,078
2005	11.201387	11.137395	-0.57%	0
2004	10.806126	11.201387	3.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.716146	10.268433	17.81%	1,689
2013	8.716146	10.268433	17.81%	1,689
2012	7.754958	8.716146	12.39%	3,297
2011	8.818482	7.754958	-12.06%	16,147
2010	7.963564	8.818482	10.74%	17,282
2009	6.013271	7.963564	32.43%	24,494
2008*	10.000000	6.013271	-39.87%	27,660

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
2010	13.538118	13.949382	3.04%	0
2009	10.743615	13.538118	26.01%	0
2008	20.632130	10.743615	-47.93%	0
2007	20.648674	20.632130	-0.08%	0
2006	17.336214	20.648674	19.11%	0
2005	15.937431	17.336214	8.78%	0
2004	13.649628	15.937431	16.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.387283	12.277325	30.79%	502
2012	8.307505	9.387283	13.00%	995
2011	8.822750	8.307505	-5.84%	6,413
2010	7.860176	8.822750	12.25%	8,971
2009	6.245178	7.860176	25.86%	14,015
2008*	10.000000	6.245178	-37.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
2010	7.727621	8.477504	9.70%	1,299
2009	6.233384	7.727621	23.97%	969
2008*	10.000000	6.233384	-37.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.686039	13.063157	34.87%	600
2012	8.683756	9.686039	11.54%	1,286
2011	9.339993	8.683756	-7.03%	9,341
2010	7.589949	9.339993	23.06%	10,095
2009	6.156352	7.589949	23.29%	12,054
2008*	10.000000	6.156352	-38.44%	12,182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.549272	13.926777	32.02%	835
2012	9.319371	10.549272	13.20%	1,818
2011	9.805085	9.319371	-4.95%	10,784
2010	8.423250	9.805085	16.41%	10,774
2009	6.635259	8.423250	26.95%	11,599
2008*	10.000000	6.635259	-33.65%	21,547

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
2010	10.797872	13.144257	21.73%	0
2009	8.725387	10.797872	23.75%	0
2008	16.774341	8.725387	-47.98%	0
2007	15.746409	16.774341	6.53%	0
2006	15.713206	15.746409	0.21%	0
2005	14.988380	15.713206	4.84%	0
2004	13.611753	14.988380	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
2010	15.635003	19.240904	23.06%	162
2009	12.767297	15.635003	22.46%	168
2008	19.383155	12.767297	-34.13%	168
2007	21.476827	19.383155	-9.75%	168
2006	18.848605	21.476827	13.94%	168
2005	18.845879	18.848605	0.01%	0
2004	16.554929	18.845879	13.84%	2,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
2010	15.458116	18.798373	21.61%	0
2009	11.818135	15.458116	30.80%	0
2008	19.704363	11.818135	-40.02%	2,085
2007	19.877673	19.704363	-0.87%	2,056
2006	18.279558	19.877673	8.74%	2,089
2005	16.771526	18.279558	8.99%	222
2004	14.510988	16.771526	15.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	13.826579	17.595772	27.26%	948
2012	12.482632	13.826579	10.77%	1,976
2011	12.779976	12.482632	-2.33%	9,544
2010	11.600380	12.779976	10.17%	13,955
2009	9.495562	11.600380	22.17%	18,529
2008	16.715056	9.495562	-43.19%	26,268
2007	15.924444	16.715056	4.96%	25,121
2006	14.431147	15.924444	10.35%	13,470
2005	13.855035	14.431147	4.16%	1,580
2004	13.000020	13.855035	6.58%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
2010	7.023424	8.872024	26.32%	525
2009	5.530810	7.023424	26.99%	544
2008*	10.000000	5.530810	-44.69%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
2010	10.175356	10.140212	-0.35%	0
2009	9.763520	10.175356	4.22%	0
2008*	10.000000	9.763520	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.450387	24.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.127811	15.340235	16.85%	1,127
2012	11.285046	13.127811	16.33%	2,271
2011	13.243557	11.285046	-14.79%	12,202
2010	12.798574	13.243557	3.48%	11,676
2009*	10.000000	12.798574	27.99%	16,647
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.411710	9.214074	-2.10%	1,264
2012	9.247681	9.411710	1.77%	1,343
2011	9.476224	9.247681	-2.41%	11,260
2010	9.250278	9.476224	2.44%	19,772
2009	8.388907	9.250278	10.27%	24,233
2008	9.959154	8.388907	-15.77%	40,132
2007	9.770794	9.959154	1.93%	44,535
2006	9.636249	9.770794	1.40%	22,803
2005	9.762014	9.636249	-1.29%	273
2004	9.955329	9.762014	-1.94%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	12.217700	17.336982	41.90%	0
2012	11.539583	12.217700	5.88%	0
2011	11.986273	11.539583	-3.73%	0
2010	10.298805	11.986273	16.39%	0
2009	8.622633	10.298805	19.44%	0
2008	14.642200	8.622633	-41.11%	0
2007	14.973750	14.642200	-2.21%	0
2006	14.620350	14.973750	2.42%	0
2005	14.601735	14.620350	0.13%	0
2004	13.413668	14.601735	8.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
2010	12.153477	14.528411	19.54%	0
2009	9.503990	12.153477	27.88%	1,138
2008	16.130814	9.503990	-41.08%	1,325
2007	15.407810	16.130814	4.69%	31,210
2006	13.925889	15.407810	10.64%	16,410
2005	13.392775	13.925889	3.98%	3,064
2004	12.150747	13.392775	10.22%	844
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
2010	17.838889	20.083370	12.58%	0
2009	13.156330	17.838889	35.59%	0
2008	22.661965	13.156330	-41.95%	0
2007	21.958952	22.661965	3.20%	0
2006	19.227848	21.958952	14.20%	0
2005	17.323937	19.227848	10.99%	0
2004	14.977033	17.323937	15.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	14.794616	18.921120	27.89%	911
2012	13.040158	14.794616	13.45%	1,832
2011	13.443544	13.040158	-3.00%	9,194
2010	11.928510	13.443544	12.70%	13,420
2009	9.578225	11.928510	24.54%	19,552
2008	16.040291	9.578225	-40.29%	25,121
2007	15.830641	16.040291	1.32%	25,973
2006	14.176418	15.830641	11.67%	16,613
2005	13.777669	14.176418	2.89%	4,936
2004	12.973431	13.777669	6.20%	726

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
2010	15.916724	19.058165	19.74%	0
2009	11.950765	15.916724	33.19%	0
2008	19.812826	11.950765	-39.68%	5,822
2007	20.653265	19.812826	-4.07%	4,613
2006	18.511367	20.653265	11.57%	2,157
2005	17.338914	18.511367	6.76%	219
2004	14.952077	17.338914	15.96%	637
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
2010	10.767546	11.458738	6.42%	0
2009*	10.000000	10.767546	7.68%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.225667	10.897200	-2.93%	645
2012	10.910639	11.225667	2.89%	1,088
2011	11.100688	10.910639	-1.71%	5,696
2010	10.846261	11.100688	2.35%	7,378
2009*	10.000000	10.846261	8.46%	7,930
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.557447	10.045684	-4.85%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.556791	16.577031	32.02%	0
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
2010	10.490281	11.674836	11.29%	0
2009	8.305380	10.490281	26.31%	0
2008	13.924881	8.305380	-40.36%	0
2007	15.233478	13.924881	-8.59%	0
2006	13.506000	15.233478	12.79%	0
2005	13.190054	13.506000	2.40%	0
2004	12.200318	13.190054	8.11%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
2010	13.440605	14.389256	7.06%	0
2009	11.083425	13.440605	21.27%	0
2008	20.324655	11.083425	-45.47%	0
2007	19.278732	20.324655	5.43%	0
2006	15.512142	19.278732	24.28%	0
2005	14.208241	15.512142	9.18%	0
2004	12.567062	14.208241	13.06%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.144884	18.382847	39.85%	0
2012	11.827639	13.144884	11.14%	0
2011	14.796409	11.827639	-20.06%	0
2010	12.588450	14.796409	17.54%	609
2009	7.893754	12.588450	59.47%	646
2008	12.884717	7.893754	-38.74%	700
2007	12.551359	12.884717	2.66%	700
2006	12.233756	12.551359	2.60%	700
2005	11.895053	12.233756	2.85%	700
2004	11.639317	11.895053	2.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
2010*	10.000000	10.445159	4.45%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
2010	9.825964	10.216427	3.97%	228
2009	9.232513	9.825964	6.43%	242
2008	10.596703	9.232513	-12.87%	23,458
2007	10.352139	10.596703	2.36%	30,016
2006	10.272794	10.352139	0.77%	12,491
2005	10.157467	10.272794	1.14%	1,436
2004	10.030773	10.157467	1.26%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
2010	16.981373	18.132661	6.78%	0
2009	13.413226	16.981373	26.60%	0
2008	16.214509	13.413226	-17.28%	0
2007	15.665159	16.214509	3.51%	0
2006	14.528975	15.665159	7.82%	0
2005	13.315068	14.528975	9.12%	0
2004	12.431525	13.315068	7.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	985
2010	12.318191	15.194881	23.35%	292
2009	8.293825	12.318191	48.52%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
2010	10.503524	11.522277	9.70%	0
2009	8.974399	10.503524	17.04%	0
2008	15.561424	8.974399	-42.33%	0
2007	15.262085	15.561424	1.96%	0
2006	13.414103	15.262085	13.78%	0
2005	13.186252	13.414103	1.73%	0
2004	12.190984	13.186252	8.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	19.432416	26.010792	33.85%	986
2012	16.867841	19.432416	15.20%	1,199
2011	18.980584	16.867841	-11.13%	1,377
2010	15.417342	18.980584	23.11%	1,216
2009	11.112865	15.417342	38.73%	1,444
2008	17.785824	11.112865	-37.52%	0
2007	18.016376	17.785824	-1.28%	0
2006	16.220743	18.016376	11.07%	0
2005	15.640797	16.220743	3.71%	0
2004	13.506639	15.640797	15.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	530
2011	11.515422	12.515096	8.68%	482
2010	11.264350	11.515422	2.23%	534
2009	10.509365	11.264350	7.18%	520
2008	10.980994	10.509365	-4.29%	484
2007	10.314001	10.980994	6.47%	0
2006	10.439144	10.314001	-1.20%	0
2005	10.568368	10.439144	-1.22%	0
2004	10.270430	10.568368	2.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
2010	10.893310	12.062377	10.73%	0
2009	9.510952	10.893310	14.53%	0
2008	14.984339	9.510952	-36.53%	0
2007	15.477566	14.984339	-3.19%	0
2006	13.623342	15.477566	13.61%	0
2005	13.402011	13.623342	1.65%	0
2004	12.241571	13.402011	9.48%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
2010	11.411451	13.203884	15.71%	198
2009	9.039997	11.411451	26.23%	0
2008	12.314104	9.039997	-26.59%	0
2007	12.979119	12.314104	-5.12%	0
2006	11.099949	12.979119	16.93%	0
2005*	10.000000	11.099949	11.00%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
2010	11.953359	12.759548	6.74%	0
2009*	10.000000	11.953359	19.53%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.114296	21.14%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	19.408679	26.560386	36.85%	144
2012	17.244189	19.408679	12.55%	525
2011	17.631627	17.244189	-2.20%	641
2010	14.408428	17.631627	22.37%	684
2009	11.850255	14.408428	21.59%	320
2008	17.638936	11.850255	-32.82%	272
2007	18.260217	17.638936	-3.40%	0
2006	16.410264	18.260217	11.27%	0
2005	15.734676	16.410264	4.29%	0
2004	13.274342	15.734676	18.53%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	1,071
2011	12.465194	12.319551	-1.17%	1,198
2010	11.190619	12.465194	11.39%	1,515
2009	9.129349	11.190619	22.58%	1,614
2008	14.977913	9.129349	-39.05%	1,236
2007	14.671470	14.977913	2.09%	0
2006	13.094038	14.671470	12.05%	181
2005	12.891636	13.094038	1.57%	0
2004	12.012514	12.891636	7.32%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.450899	16.980310	17.50%	1,792
2012	13.492625	14.450899	7.10%	2,610
2011	12.758281	13.492625	5.76%	2,982
2010	11.403172	12.758281	11.88%	3,161
2009	9.593139	11.403172	18.87%	3,328
2008	14.036837	9.593139	-31.66%	1,250
2007	13.510240	14.036837	3.90%	0
2006	11.953710	13.510240	13.02%	0
2005	11.804661	11.953710	1.26%	0
2004	11.582860	11.804661	1.91%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
2010	9.009860	11.462608	27.22%	0
2009	7.366741	9.009860	22.30%	0
2008	12.173784	7.366741	-39.49%	0
2007	14.111941	12.173784	-13.73%	0
2006	14.016466	14.111941	0.68%	0
2005	13.652977	14.016466	2.66%	0
2004	12.642571	13.652977	7.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.912626	13.451938	12.92%	0
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
2010	11.023932	12.115568	9.90%	0
2009	10.008060	11.023932	10.15%	0
2008	14.632641	10.008060	-31.60%	0
2007	13.725346	14.632641	6.61%	0
2006	12.188691	13.725346	12.61%	0
2005	12.323453	12.188691	-1.09%	0
2004	11.830736	12.323453	4.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
2010	10.686549	11.253471	5.31%	0
2009	9.145297	10.686549	16.85%	0
2008	10.172207	9.145297	-10.10%	0
2007	9.949965	10.172207	2.23%	0
2006	9.844659	9.949965	1.07%	0
2005	10.023347	9.844659	-1.78%	0
2004	9.975615	10.023347	0.48%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
2010	10.446207	11.433666	9.45%	0
2009	8.665694	10.446207	20.55%	0
2008	11.908098	8.665694	-27.23%	0
2007	11.295312	11.908098	5.43%	0
2006	10.598456	11.295312	6.58%	0
2005*	10.000000	10.598456	5.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	98
2011	11.504162	11.049533	-3.95%	98
2010	10.346664	11.504162	11.19%	98
2009	8.276442	10.346664	25.01%	98
2008	12.665074	8.276442	-34.65%	98
2007	11.844572	12.665074	6.93%	0
2006	10.902402	11.844572	8.64%	0
2005*	10.000000	10.902402	9.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
2010	10.107473	11.391726	12.71%	0
2009	7.922990	10.107473	27.57%	0
2008	13.177656	7.922990	-39.88%	0
2007	12.200463	13.177656	8.01%	0
2006	11.108705	12.200463	9.83%	0
2005*	10.000000	11.108705	11.09%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.754629	17.813662	20.73%	78
2012	14.487013	14.754629	1.85%	64
2011	15.712967	14.487013	-7.80%	17
2010	13.559341	15.712967	15.88%	826
2009	9.448092	13.559341	43.51%	4,433
2008	21.309610	9.448092	-55.66%	11
2007	15.047416	21.309610	41.62%	13,579
2006	13.267310	15.047416	13.42%	15,640
2005*	10.000000	13.267310	32.67%	19,716

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	792
2011	12.490479	12.227203	-2.11%	976
2010	11.176201	12.490479	11.76%	3,270
2009	8.848138	11.176201	26.31%	1,308
2008	15.910840	8.848138	-44.39%	1,376
2007	16.157685	15.910840	-1.53%	262
2006	13.852510	16.157685	16.64%	269
2005	13.491515	13.852510	2.68%	269
2004	12.471913	13.491515	8.18%	269
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.470168	17.816003	32.26%	124
2012	12.108013	13.470168	11.25%	626
2011	12.453729	12.108013	-2.78%	698
2010	10.338554	12.453729	20.46%	714
2009	8.307658	10.338554	24.45%	768
2008	16.213695	8.307658	-48.76%	862
2007	13.164805	16.213695	23.16%	1,909
2006	12.701314	13.164805	3.65%	364
2005	12.378260	12.701314	2.61%	458
2004	12.342911	12.378260	0.29%	1,478
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.151641	11.573071	-4.76%	9,708
2012	11.833014	12.151641	2.69%	15,266
2011	11.366966	11.833014	4.10%	15,330
2010	10.868034	11.366966	4.59%	25,874
2009	9.678134	10.868034	12.29%	28,478
2008	10.308660	9.678134	-6.12%	31,324
2007	10.185742	10.308660	1.21%	36,177
2006	10.056955	10.185742	1.28%	17,525
2005	10.148269	10.056955	-0.90%	0
2004	10.015587	10.148269	1.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.707816	30.005095	32.14%	60
2012	20.383126	22.707816	11.40%	65
2011	23.510119	20.383126	-13.30%	65
2010	18.802126	23.510119	25.04%	625
2009	13.834243	18.802126	35.91%	67
2008	23.556042	13.834243	-41.27%	30
2007	21.004090	23.556042	12.15%	38
2006	19.213360	21.004090	9.32%	94
2005	16.739109	19.213360	14.78%	154
2004	13.807693	16.739109	21.23%	3,876

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
2010	15.950381	17.502303	9.73%	0
2009	12.994370	15.950381	22.75%	0
2008	23.844891	12.994370	-45.50%	0
2007	20.950159	23.844891	13.82%	0
2006	18.290207	20.950159	14.54%	0
2005	15.832040	18.290207	15.53%	0
2004	14.366822	15.832040	10.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.371191	14.393245	26.58%	338
2012	9.708109	11.371191	17.13%	409
2011	12.083686	9.708109	-19.66%	455
2010	11.012573	12.083686	9.73%	419
2009	8.973110	11.012573	22.73%	692
2008	16.461582	8.973110	-45.49%	314
2007	14.462290	16.461582	13.82%	2,718
2006	12.621740	14.462290	14.58%	0
2005	10.929165	12.621740	15.49%	1,640
2004*	10.000000	10.929165	9.29%	372
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
2010	13.534218	16.629121	22.87%	0
2009	8.855708	13.534218	52.83%	0
2008	18.694738	8.855708	-52.63%	0
2007	18.234143	18.694738	2.53%	0
2006	16.161154	18.234143	12.83%	0
2005	16.223094	16.161154	-0.38%	0
2004	14.653775	16.223094	10.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
2010	8.275711	8.873551	7.22%	0
2009	6.533249	8.275711	26.67%	0
2008*	10.000000	6.533249	-34.67%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
2010	10.020937	10.980574	9.58%	0
2009	7.599178	10.020937	31.87%	3,542
2008	11.108759	7.599178	-31.59%	0
2007	11.010936	11.108759	0.89%	0
2006*	10.000000	11.010936	10.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
2010	11.417179	13.395690	17.33%	0
2009	10.004827	11.417179	14.12%	0
2008	14.112772	10.004827	-29.11%	0
2007	14.914999	14.112772	-5.38%	0
2006	13.093505	14.914999	13.91%	2,936
2005	13.016674	13.093505	0.59%	0
2004	12.058413	13.016674	7.95%	1,800
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.786565	26.215997	32.49%	823
2012	17.186991	19.786565	15.13%	1,259
2011	18.362599	17.186991	-6.40%	1,614
2010	14.725436	18.362599	24.70%	1,891
2009	11.723787	14.725436	25.60%	2,659
2008	17.998664	11.723787	-34.86%	0
2007	18.961885	17.998664	-5.08%	0
2006	16.666383	18.961885	13.77%	7,381
2005	15.754961	16.666383	5.78%	0
2004	13.091484	15.754961	20.35%	4,298
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
2010	16.458447	17.351812	5.43%	0
2009	12.349305	16.458447	33.27%	0
2008	21.299565	12.349305	-42.02%	0
2007	18.972437	21.299565	12.27%	0
2006	16.062611	18.972437	18.12%	0
2005	14.991026	16.062611	7.15%	0
2004	13.005097	14.991026	15.27%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.810979	-1.89%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.814154	11.730607	19.53%	0
2012	8.850157	9.814154	10.89%	0
2011	10.288678	8.850157	-13.98%	0
2010*	10.000000	10.288678	2.89%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
2010*	10.000000	11.261590	12.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.643188	12.810876	32.85%	1,964
2012*	10.000000	9.643188	-3.57%	2,280
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
2010	11.744920	12.413094	5.69%	0
2009*	10.000000	11.744920	17.45%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
2010	13.707710	14.413361	5.15%	0
2009	11.223835	13.707710	22.13%	0
2008	13.749623	11.223835	-18.37%	0
2007	12.821512	13.749623	7.24%	0
2006	11.939548	12.821512	7.39%	0
2005	11.402622	11.939548	4.71%	0
2004	10.827105	11.402622	5.32%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.759331	22.605568	27.29%	242
2012	14.744669	17.759331	20.45%	840
2011	16.291761	14.744669	-9.50%	1,026
2010	15.732774	16.291761	3.55%	1,086
2009	11.079337	15.732774	42.00%	3,188
2008	20.458703	11.079337	-45.85%	1,098
2007	15.398782	20.458703	32.86%	0
2006	14.510263	15.398782	6.12%	0
2005	13.254893	14.510263	9.47%	0
2004	11.553597	13.254893	14.73%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
2010	28.588770	34.759329	21.58%	0
2009	16.416242	28.588770	74.15%	0
2008	35.339447	16.416242	-53.55%	0
2007	28.389401	35.339447	24.48%	0
2006	19.906984	28.389401	42.61%	0
2005	15.512965	19.906984	28.32%	0
2004	13.439992	15.512965	15.42%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.780140	17.429069	26.48%	0
2012	12.144593	13.780140	13.47%	0
2011	12.441236	12.144593	-2.38%	0
2010	11.406675	12.441236	9.07%	0
2009	8.432460	11.406675	35.27%	0
2008	13.759787	8.432460	-38.72%	0
2007	12.745788	13.759787	7.96%	0
2006	12.213138	12.745788	4.36%	0
2005	12.048246	12.213138	1.37%	0
2004	11.367537	12.048246	5.99%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.790876	20.823339	31.87%	3,133
2012	14.012835	15.790876	12.69%	4,433
2011	14.475798	14.012835	-3.20%	5,592
2010	13.383690	14.475798	8.16%	7,044
2009	11.238874	13.383690	19.08%	8,974
2008	17.183658	11.238874	-34.60%	0
2007	16.424933	17.183658	4.62%	0
2006	14.014222	16.424933	17.20%	0
2005	13.534074	14.014222	3.55%	0
2004	12.119843	13.534074	11.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
2010*	10.000000	10.644816	6.45%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.948295	12.520176	25.85%	0
2012	8.991210	9.948295	10.64%	0
2011*	10.000000	8.991210	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.745507	18.882122	28.05%	125
2012	13.249467	14.745507	11.29%	146
2011	13.557430	13.249467	-2.27%	159
2010	12.320211	13.557430	10.04%	181
2009*	10.000000	12.320211	23.20%	134
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.548934	12.647730	19.90%	35,418
2012	9.374542	10.548934	12.53%	46,843
2011	9.550328	9.374542	-1.84%	48,054
2010	8.766695	9.550328	8.94%	41,703
2009	7.304315	8.766695	20.02%	41,979
2008	10.695939	7.304315	-31.71%	18,604
2007	10.363593	10.695939	3.21%	0
2006*	10.000000	10.363593	3.64%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.714166	10.151330	-5.25%	44,724
2012	10.496556	10.714166	2.07%	55,537
2011	10.208205	10.496556	2.82%	52,536
2010	9.903550	10.208205	3.08%	50,627
2009	9.080292	9.903550	9.07%	46,556
2008	10.359835	9.080292	-12.35%	14,663
2007	10.345854	10.359835	0.14%	0
2006*	10.000000	10.345854	3.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	521
2011	10.527857	9.285619	-11.80%	615
2010	9.726182	10.527857	8.24%	645
2009	7.062787	9.726182	37.71%	772
2008	11.835950	7.062787	-40.33%	721
2007	10.643505	11.835950	11.20%	0
2006*	10.000000	10.643505	6.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.859746	12.428017	26.05%	2,722
2012	8.636288	9.859746	14.17%	3,726
2011	9.316805	8.636288	-7.30%	1,095
2010	8.105384	9.316805	14.95%	3,622
2009	6.005508	8.105384	34.97%	1,347
2008	11.070327	6.005508	-45.75%	2,492
2007	10.174500	11.070327	8.80%	1,673
2006*	10.000000	10.174500	1.75%	1,915
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.682413	11.227558	29.31%	40,030
2012	7.627081	8.682413	13.84%	61,615
2011	8.021648	7.627081	-4.92%	67,463
2010	7.432579	8.021648	7.93%	63,555
2009	5.847975	7.432579	27.10%	58,331
2008	9.709586	5.847975	-39.77%	25,140
2007*	10.000000	9.709586	-2.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
2010	12.480475	13.733989	10.04%	0
2009	8.789857	12.480475	41.99%	0
2008	12.551826	8.789857	-29.97%	0
2007	12.516349	12.551826	0.28%	0
2006	11.635459	12.516349	7.57%	0
2005	11.685407	11.635459	-0.43%	0
2004	10.913823	11.685407	7.07%	55

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	14.175664	18.652561	31.58%	881
2012	12.335873	14.175664	14.91%	1,985
2011	13.015873	12.335873	-5.22%	2,345
2010	11.593016	13.015873	12.27%	2,372
2009	9.293648	11.593016	24.74%	2,037
2008	15.222928	9.293648	-38.95%	2,748
2007	16.074868	15.222928	-5.30%	11,046
2006	14.302634	16.074868	12.39%	12,544
2005	14.146884	14.302634	1.10%	0
2004	12.424069	14.146884	13.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	147
2011	8.444706	7.255560	-14.08%	147
2010	7.525474	8.444706	12.21%	147
2009	5.058892	7.525474	48.76%	147
2008*	10.000000	5.058892	-49.41%	147
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.476539	12.769122	34.74%	4,134
2012	8.749196	9.476539	8.31%	6,241
2011	9.299831	8.749196	-5.92%	7,392
2010	7.739089	9.299831	20.17%	8,839
2009	6.062265	7.739089	27.66%	14,427
2008*	10.000000	6.062265	-39.38%	17,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
2010	7.908615	8.841611	11.80%	0
2009	6.294509	7.908615	25.64%	0
2008*	10.000000	6.294509	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.166593	11.336251	11.50%	3,536
2012	9.413534	10.166593	8.00%	3,536
2011	9.811122	9.413534	-4.05%	39,262
2010	9.137556	9.811122	7.37%	39,262
2009	7.841613	9.137556	16.53%	39,262
2008*	10.000000	7.841613	-21.58%	11,412
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.760294	11.508610	17.91%	31,058
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
2010	8.605213	9.405529	9.30%	0
2009	7.126480	8.605213	20.75%	0
2008*	10.000000	7.126480	-28.74%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.570438	10.786840	2.05%	174,577
2012	10.111823	10.570438	4.54%	184,508
2011	10.252402	10.111823	-1.37%	34,439
2010	9.870949	10.252402	3.86%	10,097
2009	8.980699	9.870949	9.91%	0
2008*	10.000000	8.980699	-10.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.973680	11.426432	14.57%	80,125
2012	9.127320	9.973680	9.27%	80,253
2011	9.609020	9.127320	-5.01%	70,102
2010	8.871802	9.609020	8.31%	15,922
2009	7.480804	8.871802	18.59%	15,922
2008*	10.000000	7.480804	-25.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
2010	8.329977	9.179402	10.20%	0
2009	6.766952	8.329977	23.10%	0
2008*	10.000000	6.766952	-32.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.350925	11.197628	8.18%	12,655
2012	9.672804	10.350925	7.01%	22,611
2011	9.972680	9.672804	-3.01%	22,631
2010	9.404951	9.972680	6.04%	11,812
2009	8.217895	9.404951	14.44%	3,760
2008*	10.000000	8.217895	-17.82%	2,015
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.535663	10.979595	-4.82%	6,006
2012	11.036794	11.535663	4.52%	6,025
2011	10.681616	11.036794	3.33%	6,360
2010	10.286402	10.681616	3.84%	10,933
2009	9.740403	10.286402	5.61%	14,011
2008*	10.000000	9.740403	-2.60%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
2010	11.036152	11.603596	5.14%	0
2009	9.746179	11.036152	13.24%	0
2008*	10.000000	9.746179	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
2010	28.861814	32.535513	12.73%	0
2009	18.197289	28.861814	58.61%	0
2008	44.481923	18.197289	-59.09%	0
2007	31.507117	44.481923	41.18%	0
2006	23.765012	31.507117	32.58%	0
2005	18.464766	23.765012	28.70%	0
2004	15.764871	18.464766	17.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.618343	10.840570	-6.69%	16,449
2012	11.593332	11.618343	0.22%	20,051
2011	11.113871	11.593332	4.31%	20,557
2010	10.906576	11.113871	1.90%	31,325
2009	10.921328	10.906576	-0.14%	41,517
2008	10.425291	10.921328	4.76%	90,866
2007	10.005415	10.425291	4.20%	35,779
2006	9.954928	10.005415	0.51%	17,422
2005	9.912146	9.954928	0.43%	0
2004	9.870436	9.912146	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.335633	8.386889	14.33%	2,172
2012	6.546696	7.335633	12.05%	2,280
2011	7.479488	6.546696	-12.47%	2,375
2010	6.805821	7.479488	9.90%	2,180
2009	5.406135	6.805821	25.89%	3,219
2008*	10.000000	5.406135	-45.94%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	727
2011	8.275513	7.014049	-15.24%	727
2010	7.923145	8.275513	4.45%	756
2009	6.334872	7.923145	25.07%	750
2008	11.446937	6.334872	-44.66%	708
2007	10.761991	11.446937	6.36%	0
2006*	10.000000	10.761991	7.62%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
2010	13.022695	14.517603	11.48%	0
2009	10.527018	13.022695	23.71%	0
2008	17.140432	10.527018	-38.58%	0
2007	16.636549	17.140432	3.03%	0
2006	14.636665	16.636549	13.66%	160
2005	13.943365	14.636665	4.97%	0
2004	12.573870	13.943365	10.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	4,380
2011	12.202083	11.972248	-1.88%	8,331
2010	11.425599	12.202083	6.80%	8,847
2009*	10.000000	11.425599	14.26%	1,924
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
2010	11.979523	13.051895	8.95%	0
2009*	10.000000	11.979523	19.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.519747	11.744262	1.95%	1,575
2012	11.263356	11.519747	2.28%	29,160
2011	11.251313	11.263356	0.11%	33,148
2010	10.925592	11.251313	2.98%	35,639
2009	10.298902	10.925592	6.09%	15,660
2008	11.268896	10.298902	-8.61%	6,347
2007	10.997500	11.268896	2.47%	0
2006	10.651066	10.997500	3.25%	0
2005	10.600846	10.651066	0.47%	0
2004	10.415999	10.600846	1.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.643302	6.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.638381	15.468802	13.42%	34,898
2012	12.656520	13.638381	7.76%	30,423
2011	13.018902	12.656520	-2.78%	30,324
2010	12.069589	13.018902	7.87%	18,988
2009	10.417443	12.069589	15.86%	20,208
2008	13.947586	10.417443	-25.31%	15,537
2007	13.575830	13.947586	2.74%	0
2006	12.535451	13.575830	8.30%	0
2005	12.235023	12.535451	2.46%	0
2004	11.485655	12.235023	6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.741084	17.543881	19.01%	27,219
2012	13.325289	14.741084	10.62%	13,056
2011	13.999057	13.325289	-4.81%	13,939
2010	12.757305	13.999057	9.73%	30,544
2009	10.545690	12.757305	20.97%	31,158
2008	15.806111	10.545690	-33.28%	26,647
2007	15.313687	15.806111	3.22%	0
2006	13.746606	15.313687	11.40%	0
2005	13.200595	13.746606	4.14%	0
2004	12.109389	13.200595	9.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.724004	13.672807	7.46%	2,244
2012	12.110960	12.724004	5.06%	4,789
2011	12.200977	12.110960	-0.74%	9,039
2010	11.561229	12.200977	5.53%	10,180
2009	10.377072	11.561229	11.41%	8,961
2008	12.560263	10.377072	-17.38%	5,225
2007	12.202378	12.560263	2.93%	0
2006	11.571769	12.202378	5.45%	0
2005	11.387224	11.571769	1.62%	0
2004	10.926922	11.387224	4.21%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.749057	19.548352	32.54%	184
2012	12.807620	14.749057	15.16%	344
2011	13.506022	12.807620	-5.17%	446
2010	12.797734	13.506022	5.53%	478
2009*	10.000000	12.797734	27.98%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	737
2011	17.920119	16.984784	-5.22%	831
2010	14.600684	17.920119	22.73%	933
2009	10.978399	14.600684	32.99%	1,056
2008	17.768579	10.978399	-38.21%	995
2007	16.989461	17.768579	4.59%	17
2006	15.896522	16.989461	6.88%	89
2005	14.580496	15.896522	9.03%	162
2004	12.954662	14.580496	12.55%	242
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.827519	8.584766	-2.75%	16,378
2012	9.077827	8.827519	-2.76%	16,591
2011	9.333809	9.077827	-2.74%	24,476
2010	9.597732	9.333809	-2.75%	23,811
2009	9.864992	9.597732	-2.71%	22,927
2008	9.939818	9.864992	-0.75%	36,927
2007	9.754929	9.939818	1.90%	17,375
2006	9.595316	9.754929	1.66%	6,181
2005	9.609508	9.595316	-0.15%	0
2004	9.801712	9.609508	-1.96%	377
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.067368	12.565088	-3.84%	745
2012	11.971291	13.067368	9.16%	1,702
2011	11.661913	11.971291	2.65%	1,546
2010	10.843521	11.661913	7.55%	1,619
2009	8.964450	10.843521	20.96%	1,657
2008	11.145162	8.964450	-19.57%	1,157
2007	10.955332	11.145162	1.73%	11
2006	10.744406	10.955332	1.96%	0
2005	10.811681	10.744406	-0.62%	0
2004	10.435528	10.811681	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.695253	10.238565	17.75%	5,364
2013	8.695253	10.238565	17.75%	5,364
2012	7.740351	8.695253	12.34%	7,862
2011	8.806401	7.740351	-12.11%	9,025
2010	7.956734	8.806401	10.68%	10,423
2009	6.011206	7.956734	32.37%	17,302
2008*	10.000000	6.011206	-39.89%	16,111

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
2010	13.491795	13.894509	2.98%	0
2009	10.712357	13.491795	25.95%	0
2008	20.582710	10.712357	-47.95%	0
2007	20.609862	20.582710	-0.13%	0
2006	17.312502	20.609862	19.05%	0
2005	15.923791	17.312502	8.72%	0
2004	13.644949	15.923791	16.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.364830	12.241666	30.72%	2,214
2012	8.291891	9.364830	12.94%	3,143
2011	8.810683	8.291891	-5.89%	3,896
2010	7.853443	8.810683	12.19%	5,187
2009	6.243034	7.853443	25.80%	9,008
2008*	10.000000	6.243034	-37.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	127
2011	8.465881	7.731842	-8.67%	127
2010	7.720988	8.465881	9.65%	127
2009	6.231235	7.720988	23.91%	127
2008*	10.000000	6.231235	-37.69%	127
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.662818	13.025144	34.80%	2,793
2012	8.667409	9.662818	11.48%	6,168
2011	9.327189	8.667409	-7.07%	7,763
2010	7.583445	9.327189	22.99%	8,571
2009	6.154236	7.583445	23.22%	11,322
2008*	10.000000	6.154236	-38.46%	6,939
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.523977	13.886251	31.95%	2,404
2012	9.301811	10.523977	13.14%	3,955
2011	9.791644	9.301811	-5.00%	4,796
2010	8.416032	9.791644	16.35%	6,194
2009	6.632979	8.416032	26.88%	7,859
2008*	10.000000	6.632979	-33.67%	11,186

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
2010	9.786576	11.907092	21.67%	0
2009	7.912256	9.786576	23.69%	0
2008	15.218971	7.912256	-48.01%	0
2007	14.293732	15.218971	6.47%	0
2006	14.270918	14.293732	0.16%	0
2005	13.619596	14.270918	4.78%	0
2004	12.375046	13.619596	10.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
2010	13.802873	16.977504	23.00%	0
2009	11.276998	13.802873	22.40%	0
2008	17.129432	11.276998	-34.17%	0
2007	18.989489	17.129432	-9.80%	0
2006	16.674207	18.989489	13.89%	0
2005	16.680345	16.674207	-0.04%	0
2004	14.660176	16.680345	13.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
2010	14.107536	17.147144	21.55%	0
2009	10.791135	14.107536	30.73%	0
2008	18.001336	10.791135	-40.05%	646
2007	18.169061	18.001336	-0.92%	999
2006	16.716877	18.169061	8.69%	2,628
2005	15.345626	16.716877	8.94%	0
2004	13.284106	15.345626	15.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.635230	16.071411	27.20%	3,895
2012	11.412964	12.635230	10.71%	5,707
2011	11.690824	11.412964	-2.38%	7,084
2010	10.617203	11.690824	10.11%	8,290
2009	8.695247	10.617203	22.10%	12,740
2008	15.314144	8.695247	-43.22%	14,855
2007	14.597345	15.314144	4.91%	15,207
2006	13.235276	14.597345	10.29%	17,020
2005	12.713412	13.235276	4.10%	0
2004	11.934984	12.713412	6.52%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
2010	7.017385	8.859866	26.26%	0
2009	5.528902	7.017385	26.92%	0
2008*	10.000000	5.528902	-44.71%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.043218	9.777318	-2.65%	4,198
2012	9.976430	10.043218	0.67%	9,081
2011	10.126320	9.976430	-1.48%	9,150
2010	10.166641	10.126320	-0.40%	10,707
2009	9.760177	10.166641	4.16%	11,436
2008*	10.000000	9.760177	-2.40%	3,943
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.446117	24.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.103093	15.303479	16.79%	3,434
2012	11.269599	13.103093	16.27%	5,188
2011	13.232220	11.269599	-14.83%	5,901
2010	12.794187	13.232220	3.42%	7,058
2009*	10.000000	12.794187	27.94%	9,291
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.329105	9.128507	-2.15%	16,957
2012	9.171238	9.329105	1.72%	16,970
2011	9.402725	9.171238	-2.46%	16,758
2010	9.183248	9.402725	2.39%	27,908
2009	8.332400	9.183248	10.21%	32,060
2008	9.897164	8.332400	-15.81%	40,194
2007	9.714992	9.897164	1.88%	51,015
2006	9.586138	9.714992	1.34%	17,427
2005	9.716232	9.586138	-1.34%	0
2004	9.913731	9.716232	-1.99%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	11.220095	15.913198	41.83%	0
2012	10.602812	11.220095	5.82%	0
2011	11.018894	10.602812	-3.78%	0
2010	9.472482	11.018894	16.33%	0
2009	7.934868	9.472482	19.38%	0
2008	13.481237	7.934868	-41.14%	0
2007	13.793625	13.481237	-2.26%	0
2006	13.474988	13.793625	2.36%	0
2005	13.464723	13.474988	0.08%	0
2004	12.375530	13.464723	8.80%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
2010	12.111888	14.471265	19.48%	0
2009	9.476323	12.111888	27.81%	0
2008	16.092134	9.476323	-41.11%	0
2007	15.378820	16.092134	4.64%	19,116
2006	13.906813	15.378820	10.58%	18,506
2005	13.381289	13.906813	3.93%	0
2004	12.146568	13.381289	10.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
2010	16.642897	18.727284	12.52%	0
2009	12.280595	16.642897	35.52%	0
2008	21.164400	12.280595	-41.98%	0
2007	20.518439	21.164400	3.15%	0
2006	17.975701	20.518439	14.15%	0
2005	16.204092	17.975701	10.93%	0
2004	14.016105	16.204092	15.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.124727	9.810141	-3.11%	121
2012*	10.000000	10.124727	1.25%	98
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.606751	17.393003	27.83%	6,022
2012	11.999343	13.606751	13.40%	7,544
2011	12.376877	11.999343	-3.05%	9,170
2010	10.987690	12.376877	12.64%	10,157
2009	8.827327	10.987690	24.47%	12,442
2008	14.790405	8.827327	-40.32%	11,393
2007	14.604644	14.790405	1.27%	14,557
2006	13.085247	14.604644	11.61%	17,711
2005	12.723699	13.085247	2.84%	0
2004	11.987135	12.723699	6.14%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.747322	25.638692	36.76%	536
2012	16.383631	18.747322	14.43%	672
2011	17.257281	16.383631	-5.06%	787
2010	14.420089	17.257281	19.68%	733
2009	10.832620	14.420089	33.12%	771
2008	17.968356	10.832620	-39.71%	2,529
2007	18.740234	17.968356	-4.12%	2,583
2006	16.805357	18.740234	11.51%	3,049
2005	15.749018	16.805357	6.71%	0
2004	13.588023	15.749018	15.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
2010	10.763848	11.448916	6.36%	0
2009*	10.000000	10.763848	7.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.204537	10.871110	-2.98%	2,627
2012	10.895714	11.204537	2.83%	3,054
2011	11.091175	10.895714	-1.76%	3,096
2010	10.842534	11.091175	2.29%	4,878
2009*	10.000000	10.842534	8.43%	6,019
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.548416	10.031937	-4.90%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.494530	16.486358	31.95%	0
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
2010	10.454362	11.628891	11.23%	0
2009	8.281208	10.454362	26.24%	0
2008	13.891529	8.281208	-40.39%	1
2007	15.204854	13.891529	-8.64%	1
2006	13.487518	15.204854	12.73%	81
2005	13.178754	13.487518	2.34%	166
2004	12.196135	13.178754	8.06%	258

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
2010	13.394595	14.332632	7.00%	0
2009	11.051174	13.394595	21.21%	0
2008	20.275968	11.051174	-45.50%	0
2007	19.242493	20.275968	5.37%	0
2006	15.490923	19.242493	24.22%	0
2005	14.196078	15.490923	9.12%	0
2004	12.562751	14.196078	13.00%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.079713	18.282315	39.78%	0
2012	11.775066	13.079713	11.08%	0
2011	14.738209	11.775066	-20.11%	0
2010	12.545382	14.738209	17.48%	0
2009	7.870786	12.545382	59.39%	0
2008	12.853859	7.870786	-38.77%	0
2007	12.527778	12.853859	2.60%	0
2006	12.217024	12.527778	2.54%	77
2005	11.884869	12.217024	2.79%	177
2004	11.635330	11.884869	2.14%	280
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
2010*	10.000000	10.441594	4.42%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
2010	9.792381	10.176278	3.92%	0
2009	9.205684	9.792381	6.37%	0
2008	10.571339	9.205684	-12.92%	16,600
2007	10.332690	10.571339	2.31%	24,037
2006	10.258741	10.332690	0.72%	13,185
2005	10.148776	10.258741	1.08%	0
2004	10.027332	10.148776	1.21%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
2010	16.920365	18.058221	6.72%	0
2009	13.371901	16.920365	26.54%	0
2008	16.172878	13.371901	-17.32%	0
2007	15.633022	16.172878	3.45%	0
2006	14.506605	15.633022	7.76%	0
2005	13.301386	14.506605	9.06%	0
2004	12.425135	13.301386	7.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.640010	10.362448	7.49%	31,385
2012*	10.000000	9.640010	-3.60%	43,866
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0
2010	12.285746	15.147080	23.29%	0
2009	8.276237	12.285746	48.45%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
2010	10.467572	11.476933	9.64%	0
2009	8.948276	10.467572	16.98%	511
2008	15.524125	8.948276	-42.36%	511
2007	15.233390	15.524125	1.91%	511
2006	13.395752	15.233390	13.72%	511
2005	13.174961	13.395752	1.68%	511
2004	12.186801	13.174961	8.11%	511
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	19.336002	25.868447	33.78%	24,790
2012	16.792804	19.336002	15.14%	141
2011	18.905849	16.792804	-11.18%	141
2010	15.364531	18.905849	23.05%	1,689
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	30,445
2007	17.982482	17.743184	-1.33%	0
2006	16.198526	17.982482	11.01%	0
2005	15.627392	16.198526	3.65%	0
2004	13.502003	15.627392	15.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	13.001950	11.566206	-11.04%	511
2012	12.457317	13.001950	4.37%	802
2011	11.468142	12.457317	8.63%	899
2010	11.223863	11.468142	2.18%	1,012
2009	10.476980	11.223863	7.13%	1,102
2008	10.952792	10.476980	-4.34%	1,175
2007	10.292835	10.952792	6.41%	0
2006	10.423066	10.292835	-1.25%	0
2005	10.557506	10.423066	-1.27%	0
2004	10.265149	10.557506	2.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
2010	10.856018	12.014922	10.68%	0
2009	9.483272	10.856018	14.48%	91
2008	14.948444	9.483272	-36.56%	91
2007	15.448472	14.948444	-3.24%	91
2006	13.604697	15.448472	13.55%	91
2005	13.390532	13.604697	1.60%	91
2004	12.237370	13.390532	9.42%	91

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.334962	18.100019	26.26%	1,752
2012	12.689651	14.334962	12.97%	2,011
2011	13.165463	12.689651	-3.61%	835
2010	11.384094	13.165463	15.65%	893
2009	9.022964	11.384094	26.17%	1,145
2008	12.297233	9.022964	-26.63%	1,232
2007	12.968040	12.297233	-5.17%	1,121
2006	11.096173	12.968040	16.87%	0
2005*	10.000000	11.096173	10.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	19.312437	26.415125	36.78%	11,536
2012	17.167519	19.312437	12.49%	334
2011	17.562244	17.167519	-2.25%	3,023
2010	14.359098	17.562244	22.31%	477
2009	11.815766	14.359098	21.52%	216
2008	17.596683	11.815766	-32.85%	189
2007	18.225887	17.596683	-3.45%	0
2006	16.387803	18.225887	11.22%	0
2005	15.721199	16.387803	4.24%	0
2004	13.269792	15.721199	18.47%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
2010	11.152349	12.416183	11.33%	0
2009	9.102810	11.152349	22.52%	58
2008	14.942060	9.102810	-39.08%	58
2007	14.643919	14.942060	2.04%	58
2006	13.076138	14.643919	11.99%	119
2005	12.880598	13.076138	1.52%	58
2004	12.008388	12.880598	7.26%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.379243	16.887436	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	10,812
2010	11.364128	12.708070	11.83%	0
2009	9.565206	11.364128	18.81%	0
2008	14.003180	9.565206	-31.69%	0
2007	13.484814	14.003180	3.84%	0
2006	11.937337	13.484814	12.96%	0
2005	11.794538	11.937337	1.21%	0
2004	11.578890	11.794538	1.86%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
2010	8.978989	11.417468	27.16%	0
2009	7.345287	8.978989	22.24%	0
2008	12.144605	7.345287	-39.52%	0
2007	14.085397	12.144605	-13.78%	0
2006	13.997272	14.085397	0.63%	0
2005	13.641274	13.997272	2.61%	0
2004	12.638237	13.641274	7.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.853544	13.378350	12.86%	0
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
2010	10.986191	12.067895	9.85%	0
2009	9.978929	10.986191	10.09%	0
2008	14.597570	9.978929	-31.64%	0
2007	13.699522	14.597570	6.56%	156
2006	12.172011	13.699522	12.55%	156
2005	12.312912	12.172011	-1.14%	156
2004	11.826685	12.312912	4.11%	156
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
2010	10.649962	11.209183	5.25%	0
2009	9.118665	10.649962	16.79%	1,493
2008	10.147811	9.118665	-10.14%	14,724
2007	9.931232	10.147811	2.18%	2,261
2006	9.831161	9.931232	1.02%	1,351
2005	10.014740	9.831161	-1.83%	1,391
2004	9.972182	10.014740	0.43%	667

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
2010	10.421183	11.400419	9.40%	0
2009	8.649372	10.421183	20.48%	0
2008	11.891780	8.649372	-27.27%	0
2007	11.285675	11.891780	5.37%	0
2006	10.594840	11.285675	6.52%	0
2005*	10.000000	10.594840	5.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
2010	10.321848	11.470668	11.13%	0
2009	8.260845	10.321848	24.95%	0
2008	12.647721	8.260845	-34.69%	0
2007	11.834454	12.647721	6.87%	0
2006	10.898691	11.834454	8.59%	0
2005*	10.000000	10.898691	8.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
2010	10.083226	11.358568	12.65%	0
2009	7.908046	10.083226	27.51%	0
2008	13.159594	7.908046	-39.91%	0
2007	12.190040	13.159594	7.95%	0
2006	11.104914	12.190040	9.77%	0
2005*	10.000000	11.104914	11.05%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.696536	17.734410	20.67%	2,847
2012	14.437414	14.696536	1.79%	2,870
2011	15.667214	14.437414	-7.85%	2,893
2010	13.526804	15.667214	15.82%	2,968
2009	9.430281	13.526804	43.44%	0
2008	21.280421	9.430281	-55.69%	1,319
2007	15.034572	21.280421	41.54%	2,927
2006	13.262786	15.034572	13.36%	2,711
2005*	10.000000	13.262786	32.63%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.849083	17.207514	24.25%	889
2012	12.172832	13.849083	13.77%	1,215
2011	12.441335	12.172832	-2.16%	2,010
2010	11.137940	12.441335	11.70%	2,809
2009	8.822386	11.137940	26.25%	7,657
2008	15.872715	8.822386	-44.42%	7,552
2007	16.127300	15.872715	-1.58%	5,741
2006	13.833557	16.127300	16.58%	5,984
2005	13.479956	13.833557	2.62%	429
2004	12.467627	13.479956	8.12%	272
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.403393	17.718577	32.19%	21,350
2012	12.054200	13.403393	11.19%	1,787
2011	12.404738	12.054200	-2.83%	0
2010	10.303163	12.404738	20.40%	767
2009	8.283469	10.303163	24.38%	2,376
2008	16.174823	8.283469	-48.79%	5,091
2007	13.140040	16.174823	23.10%	32,552
2006	12.683920	13.140040	3.60%	479
2005	12.367653	12.683920	2.56%	479
2004	12.338678	12.367653	0.23%	230
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.091408	11.509795	-4.81%	3,722
2012	11.780440	12.091408	2.64%	3,785
2011	11.322263	11.780440	4.05%	11,746
2010	10.830851	11.322263	4.54%	4,920
2009	9.649981	10.830851	12.24%	7,878
2008	10.283945	9.649981	-6.16%	25,324
2007	10.166563	10.283945	1.15%	5,958
2006	10.043177	10.166563	1.23%	1,688
2005	10.139560	10.043177	-0.95%	1,661
2004	10.012138	10.139560	1.27%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.595215	29.840967	32.07%	2,055
2012	20.292506	22.595215	11.35%	10,895
2011	23.417615	20.292506	-13.35%	15,749
2010	18.737770	23.417615	24.98%	30,941
2009	13.793977	18.737770	35.84%	3,425
2008	23.499597	13.793977	-41.30%	4,444
2007	20.964602	23.499597	12.09%	24,173
2006	19.187074	20.964602	9.26%	927
2005	16.724783	19.187074	14.72%	731
2004	13.802964	16.724783	21.17%	237

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
2010	15.895775	17.433423	9.67%	0
2009	12.956542	15.895775	22.69%	0
2008	23.787735	12.956542	-45.53%	0
2007	20.910740	23.787735	13.76%	0
2006	18.265166	20.910740	14.48%	0
2005	15.818470	18.265166	15.47%	0
2004	14.361896	15.818470	10.14%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.320628	14.321895	26.51%	122
2012	9.669918	11.320628	17.07%	626
2011	12.042351	9.669918	-19.70%	479
2010	10.980545	12.042351	9.67%	51,718
2009	8.951619	10.980545	22.67%	66,435
2008	16.430640	8.951619	-45.52%	3,921
2007	14.442568	16.430640	13.77%	27,607
2006	12.610993	14.442568	14.52%	0
2005	10.925448	12.610993	15.43%	0
2004*	10.000000	10.925448	9.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
2010	13.487861	16.563654	22.80%	0
2009	8.829916	13.487861	52.75%	0
2008	18.649918	8.829916	-52.65%	0
2007	18.199841	18.649918	2.47%	0
2006	16.139025	18.199841	12.77%	0
2005	16.209185	16.139025	-0.43%	0
2004	14.648743	16.209185	10.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.936787	13.220200	10.75%	8,041
2012	10.902073	11.936787	9.49%	3,603
2011	10.954242	10.902073	-0.48%	382
2010	10.002045	10.954242	9.52%	1,787
2009	7.588748	10.002045	31.80%	1,415
2008	11.099238	7.588748	-31.63%	382
2007	11.007185	11.099238	0.84%	382
2006*	10.000000	11.007185	10.07%	382
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	41
2011	13.342989	13.748292	3.04%	41
2010	11.378103	13.342989	17.27%	41
2009	9.975712	11.378103	14.06%	41
2008	14.078962	9.975712	-29.14%	994
2007	14.886954	14.078962	-5.43%	994
2006	13.075590	14.886954	13.85%	1,190
2005	13.005516	13.075590	0.54%	954
2004	12.054270	13.005516	7.89%	293
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.688406	26.072543	32.43%	454
2012	17.110551	19.688406	15.07%	647
2011	18.290326	17.110551	-6.45%	26,734
2010	14.675013	18.290326	24.64%	973
2009	11.689655	14.675013	25.54%	1,682
2008	17.955533	11.689655	-34.90%	20,583
2007	18.926235	17.955533	-5.13%	0
2006	16.643589	18.926235	13.71%	1,132
2005	15.741475	16.643589	5.73%	0
2004	13.086999	15.741475	20.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
2010	16.402091	17.283520	5.37%	0
2009	12.313348	16.402091	33.21%	0
2008	21.248496	12.313348	-42.05%	0
2007	18.936735	21.248496	12.21%	0
2006	16.040611	18.936735	18.05%	0
2005	14.978170	16.040611	7.09%	0
2004	13.000619	14.978170	15.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.807613	-1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.803238	11.711538	19.47%	0
2012	8.844871	9.803238	10.84%	0
2011	10.287817	8.844871	-14.03%	0
2010*	10.000000	10.287817	2.88%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
2010*	10.000000	11.260644	12.61%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.958181	15.761022	21.63%	448
2012	11.187039	12.958181	15.83%	448
2011	12.402468	11.187039	-9.80%	448
2010	11.740897	12.402468	5.63%	24,065
2009*	10.000000	11.740897	17.41%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.705396	11.498254	7.41%	4,314
2012*	10.000000	10.705396	7.05%	10,262
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	599

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
2010	13.660768	14.356626	5.09%	0
2009	11.191150	13.660768	22.07%	0
2008	13.716635	11.191150	-18.41%	0
2007	12.797361	13.716635	7.18%	0
2006	11.923172	12.797361	7.33%	0
2005	11.392831	11.923172	4.66%	0
2004	10.823381	11.392831	5.26%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.671304	22.481949	27.22%	233
2012	14.679135	17.671304	20.38%	8,641
2011	16.227666	14.679135	-9.54%	235
2010	15.678938	16.227666	3.50%	1,222
2009	11.047091	15.678938	41.93%	1,640
2008	20.409701	11.047091	-45.87%	1,152
2007	15.369835	20.409701	32.79%	1,949
2006	14.490406	15.369835	6.07%	383
2005	13.243551	14.490406	9.41%	383
2004	11.549642	13.243551	14.67%	383
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
2010	28.490887	34.622541	21.52%	0
2009	16.368449	28.490887	74.06%	0
2008	35.254755	16.368449	-53.57%	0
2007	28.336008	35.254755	24.42%	0
2006	19.879731	28.336008	42.54%	0
2005	15.499666	19.879731	28.26%	0
2004	13.435381	15.499666	15.36%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.711825	17.333752	26.41%	0
2012	12.090610	13.711825	13.41%	86
2011	12.392295	12.090610	-2.43%	86
2010	11.367644	12.392295	9.01%	86
2009	8.407924	11.367644	35.20%	86
2008	13.726833	8.407924	-38.75%	86
2007	12.721833	13.726833	7.90%	86
2006	12.196431	12.721833	4.31%	155
2005	12.037929	12.196431	1.32%	155
2004	11.363642	12.037929	5.93%	155

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.712564	20.709429	31.80%	1,580
2012	13.950544	15.712564	12.63%	2,044
2011	14.418845	13.950544	-3.25%	2,910
2010	13.337878	14.418845	8.10%	3,192
2009	11.206165	13.337878	19.02%	3,625
2008	17.142496	11.206165	-34.63%	1,320
2007	16.394070	17.142496	4.57%	1,434
2006	13.995070	16.394070	17.14%	1,475
2005	13.522497	13.995070	3.49%	1,503
2004	12.115695	13.522497	11.61%	542
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.448030	14.202803	24.06%	5,418
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	2,257
2010*	10.000000	10.641182	6.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.939773	12.503028	25.79%	0
2012	8.988138	9.939773	10.59%	1,932
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.717743	18.836864	27.99%	5,310
2012	13.231330	14.717743	11.23%	3,017
2011	13.545816	13.231330	-2.32%	8,757
2010	12.315993	13.545816	9.99%	4,136
2009*	10.000000	12.315993	23.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.512811	12.597934	19.83%	107,054
2012	9.347262	10.512811	12.47%	118,986
2011	9.527413	9.347262	-1.89%	130,350
2010	8.750148	9.527413	8.88%	166,035
2009	7.294286	8.750148	19.96%	162,330
2008	10.686759	7.294286	-31.74%	46,528
2007	10.360055	10.686759	3.15%	14,092
2006*	10.000000	10.360055	3.60%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.677472	10.111357	-5.30%	21,254
2012	10.466013	10.677472	2.02%	30,237
2011	10.183718	10.466013	2.77%	50,987
2010	9.884887	10.183718	3.02%	65,879
2009	9.067839	9.884887	9.01%	56,549
2008	10.350952	9.067839	-12.40%	40,973
2007	10.342338	10.350952	0.08%	11,659
2006*	10.000000	10.342338	3.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.986318	13.737430	25.04%	1,464
2012	9.258557	10.986318	18.66%	1,575
2011	10.502567	9.258557	-11.84%	1,234
2010	9.707814	10.502567	8.19%	1,238
2009	7.053080	9.707814	37.64%	4,973
2008	11.825777	7.053080	-40.36%	1,670
2007	10.639867	11.825777	11.15%	1,153
2006*	10.000000	10.639867	6.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.825956	12.379059	25.98%	3,737
2012	8.611134	9.825956	14.11%	2,218
2011	9.294451	8.611134	-7.35%	1,862
2010	8.090090	9.294451	14.89%	6,563
2009	5.997264	8.090090	34.90%	2,398
2008	11.060833	5.997264	-45.78%	2,512
2007	10.171033	11.060833	8.75%	2,321
2006*	10.000000	10.171033	1.71%	1,302
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.657138	11.189124	29.25%	26,862
2012	7.608789	8.657138	13.78%	43,388
2011	8.006521	7.608789	-4.97%	74,435
2010	7.422364	8.006521	7.87%	73,085
2009	5.842946	7.422364	27.03%	79,235
2008	9.706239	5.842946	-39.80%	48,159
2007*	10.000000	9.706239	-2.94%	8,631
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
2010	12.437783	13.679985	9.99%	0
2009	8.764280	12.437783	41.91%	0
2008	12.521742	8.764280	-30.01%	0
2007	12.492809	12.521742	0.23%	0
2006	11.619538	12.492809	7.52%	0
2005	11.675400	11.619538	-0.48%	0
2004	10.910077	11.675400	7.01%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	14.105376	18.550540	31.51%	929
2012	12.281047	14.105376	14.85%	1,198
2011	12.964673	12.281047	-5.27%	1,694
2010	11.553343	12.964673	12.22%	7,990
2009	9.266588	11.553343	24.68%	1,495
2008	15.186446	9.266588	-38.98%	24,935
2007	16.044633	15.186446	-5.35%	2,513
2006	14.283056	16.044633	12.33%	0
2005	14.134759	14.283056	1.05%	0
2004	12.419804	14.134759	13.81%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.223614	11.473316	39.52%	4,003
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	15,008
2010	7.519001	8.433093	12.16%	0
2009	5.057146	7.519001	48.68%	0
2008*	10.000000	5.057146	-49.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.453792	12.731911	34.68%	27,762
2012	8.732701	9.453792	8.26%	3,119
2011	9.287067	8.732701	-5.97%	4,055
2010	7.732444	9.287067	20.11%	4,574
2009	6.060178	7.732444	27.59%	6,932
2008*	10.000000	6.060178	-39.40%	7,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	3,663
2010	8.597837	9.392628	9.24%	3,701
2009	7.124031	8.597837	20.69%	3,733
2008*	10.000000	7.124031	-28.76%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.949779	11.393201	14.51%	2,334
2012	9.110139	9.949779	9.22%	2,451
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.460189	11.427758	20.80%	6,977
2012	8.494343	9.460189	11.37%	6,977
2011	9.166812	8.494343	-7.34%	6,977
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.508013	10.947658	-4.87%	2,506
2012	11.016021	11.508013	4.47%	2,518
2011	10.666995	11.016021	3.27%	3,057
2010	10.277594	10.666995	3.79%	3,315
2009	9.737065	10.277594	5.55%	4,858
2008*	10.000000	9.737065	-2.63%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
2010	28.763022	32.407495	12.67%	0
2009	18.144323	28.763022	58.52%	0
2008	44.375378	18.144323	-59.11%	0
2007	31.447881	44.375378	41.11%	0
2006	23.732497	31.447881	32.51%	0
2005	18.448949	23.732497	28.64%	0
2004	15.759468	18.448949	17.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.560693	10.781225	-6.74%	3,553
2012	11.541747	11.560693	0.16%	5,395
2011	11.070092	11.541747	4.26%	3,764
2010	10.869202	11.070092	1.85%	5,290
2009	10.889515	10.869202	-0.19%	6,883
2008	10.400265	10.889515	4.70%	13,886
2007	9.986568	10.400265	4.14%	6,291
2006	9.941273	9.986568	0.46%	1,326
2005	9.903636	9.941273	0.38%	1,367
2004	9.867034	9.903636	0.37%	675
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
2010	6.799997	7.469257	9.84%	4,227
2009	5.404283	6.799997	25.83%	0
2008*	10.000000	5.404283	-45.96%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
2010	12.978088	14.460437	11.42%	4,108
2009	10.496372	12.978088	23.64%	13,485
2008	17.099349	10.496372	-38.62%	15,938
2007	16.605254	17.099349	2.98%	18,928
2006	14.616624	16.605254	13.61%	18,665
2005	13.931417	14.616624	4.92%	18,665
2004	12.569557	13.931417	10.83%	9,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.711006	14.013733	10.25%	16,102
2012	11.955849	12.711006	6.32%	7,145
2011	12.191626	11.955849	-1.93%	7,145
2010	11.421675	12.191626	6.74%	7,145
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	18,546
2011	11.207072	11.213319	0.06%	21,689
2010	10.888225	11.207072	2.93%	21,689
2009	10.268952	10.888225	6.03%	59,664
2008	11.241892	10.268952	-8.65%	0
2007	10.976822	11.241892	2.41%	0
2006	10.636490	10.976822	3.20%	0
2005	10.591762	10.636490	0.42%	0
2004	10.412427	10.591762	1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.639645	6.40%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.570711	15.384138	13.36%	9,065
2012	12.600222	13.570711	7.70%	17,746
2011	12.967653	12.600222	-2.83%	17,692
2010	12.028259	12.967653	7.81%	18,978
2009	10.387115	12.028259	15.80%	28,228
2008	13.914143	10.387115	-25.35%	28,819
2007	13.550279	13.914143	2.69%	17,539
2006	12.518287	13.550279	8.24%	11,169
2005	12.224533	12.518287	2.40%	7,133
2004	11.481709	12.224533	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.667970	17.447894	18.95%	802
2012	13.266031	14.667970	10.57%	893
2011	13.943954	13.266031	-4.86%	2,480
2010	12.713633	13.943954	9.68%	10,637
2009	10.515000	12.713633	20.91%	12,301
2008	15.768234	10.515000	-33.32%	14,935
2007	15.284893	15.768234	3.16%	12,431
2006	13.727793	15.284893	11.34%	12,568
2005	13.189278	13.727793	4.08%	21,324
2004	12.105231	13.189278	8.96%	22,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	9,091
2011	12.152968	12.057119	-0.79%	12,725
2010	11.521651	12.152968	5.48%	12,735
2009	10.346869	11.521651	11.35%	12,689
2008	12.530153	10.346869	-17.42%	21,882
2007	12.179419	12.530153	2.88%	4,392
2006	11.555928	12.179419	5.40%	677
2005	11.377460	11.555928	1.57%	677
2004	10.923167	11.377460	4.16%	394
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.721296	19.501541	32.47%	1,643
2012	12.790097	14.721296	15.10%	2,031
2011	13.494469	12.790097	-5.22%	4,246
2010	12.793346	13.494469	5.48%	25,827
2009*	10.000000	12.793346	27.93%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	4,007
2010	14.550676	17.849576	22.67%	0
2009	10.946425	14.550676	32.93%	49,837
2008	17.725964	10.946425	-38.25%	4,839
2007	16.957482	17.725964	4.53%	154
2006	15.874744	16.957482	6.82%	154
2005	14.567992	15.874744	8.97%	154
2004	12.950210	14.567992	12.49%	154
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.782623	8.536715	-2.80%	1,808
2012	9.036319	8.782623	-2.81%	3,848
2011	9.295895	9.036319	-2.79%	2,078
2010	9.563664	9.295895	-2.80%	14,169
2009	9.835032	9.563664	-2.76%	2,777
2008	9.914727	9.835032	-0.80%	52,193
2007	9.735336	9.914727	1.84%	16,975
2006	9.580955	9.735336	1.61%	0
2005	9.600047	9.580955	-0.20%	0
2004	9.797101	9.600047	-2.01%	1,558
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	13.002609	12.496407	-3.89%	6,410
2012	11.918116	13.002609	9.10%	6,302
2011	11.616056	11.918116	2.60%	6,374
2010	10.806435	11.616056	7.49%	1,547
2009	8.938382	10.806435	20.90%	1,963
2008	11.118455	8.938382	-19.61%	1,819
2007	10.934729	11.118455	1.68%	1,800
2006	10.729694	10.934729	1.91%	0
2005	10.802415	10.729694	-0.67%	0
2004	10.431942	10.802415	3.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.674427	10.208791	17.69%	3,960
2013	8.674427	10.208791	17.69%	3,960
2012	7.725792	8.674427	12.28%	4,766
2011	8.794338	7.725792	-12.15%	5,425
2010	7.949913	8.794338	10.62%	5,773
2009	6.009134	7.949913	32.30%	6,969
2008*	10.000000	6.009134	-39.91%	5,226

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
2010	13.445595	13.839832	2.93%	0
2009	10.681161	13.445595	25.88%	0
2008	20.533373	10.681161	-47.98%	0
2007	20.571100	20.533373	-0.18%	0
2006	17.288801	20.571100	18.99%	0
2005	15.910146	17.288801	8.67%	0
2004	13.640268	15.910146	16.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.342327	12.205975	30.65%	948
2012	8.276240	9.342327	12.88%	1,201
2011	8.798578	8.276240	-5.94%	54,457
2010	7.846692	8.798578	12.13%	1,979
2009	6.240878	7.846692	25.73%	3,136
2008*	10.000000	6.240878	-37.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	4,215
2011	8.454273	7.717276	-8.72%	100
2010	7.714365	8.454273	9.59%	100
2009	6.229093	7.714365	23.84%	100
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.639645	12.987247	34.73%	2,045
2012	8.651068	9.639645	11.43%	2,880
2011	9.314391	8.651068	-7.12%	3,959
2010	7.576931	9.314391	22.93%	5,811
2009	6.152116	7.576931	23.16%	9,922
2008*	10.000000	6.152116	-38.48%	2,407
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.498746	13.845848	31.88%	12,638
2012	9.284300	10.498746	13.08%	1,876
2011	9.778223	9.284300	-5.05%	2,454
2010	8.408810	9.778223	16.29%	2,855
2009	6.630696	8.408810	26.82%	3,068
2008*	10.000000	6.630696	-33.69%	4,267

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	17,017
2011	11.860237	11.429486	-3.63%	8,984
2010	9.753071	11.860237	21.61%	2,700
2009	7.889226	9.753071	23.63%	0
2008	15.182499	7.889226	-48.04%	0
2007	14.266847	15.182499	6.42%	32,183
2006	14.251377	14.266847	0.11%	0
2005	13.607925	14.251377	4.73%	0
2004	12.370807	13.607925	10.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	5,979
2011	16.910688	15.541609	-8.10%	0
2010	13.755613	16.910688	22.94%	0
2009	11.244172	13.755613	22.34%	52,859
2008	17.088383	11.244172	-34.20%	0
2007	18.953800	17.088383	-9.84%	0
2006	16.651400	18.953800	13.83%	0
2005	16.666066	16.651400	-0.09%	0
2004	14.655152	16.666066	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.514474	23.928023	36.62%	446
2012	15.638863	17.514474	11.99%	510
2011	17.079707	15.638863	-8.44%	566
2010	14.059268	17.079707	21.48%	536
2009	10.759744	14.059268	30.67%	550
2008	17.958220	10.759744	-40.08%	2,796
2007	18.134915	17.958220	-0.97%	1,585
2006	16.694020	18.134915	8.63%	0
2005	15.332497	16.694020	8.88%	0
2004	13.279559	15.332497	15.46%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.572539	15.983452	27.13%	1,815
2012	11.362198	12.572539	10.65%	2,406
2011	11.644800	11.362198	-2.43%	3,127
2010	10.580846	11.644800	10.06%	3,525
2009	8.669930	10.580846	22.04%	4,648
2008	15.277451	8.669930	-43.25%	5,653
2007	14.569894	15.277451	4.86%	2,549
2006	13.217161	14.569894	10.23%	0
2005	12.702523	13.217161	4.05%	0
2004	11.930892	12.702523	6.47%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.254766	10.236747	-0.18%	5,661
2012	9.128453	10.254766	12.34%	7,584
2011	8.847693	9.128453	3.17%	5,752
2010	7.011351	8.847693	26.19%	38,547
2009	5.526990	7.011351	26.86%	0
2008*	10.000000	5.526990	-44.73%	2,485
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.019151	9.748868	-2.70%	1,204
2012	9.957657	10.019151	0.62%	3,142
2011	10.112451	9.957657	-1.53%	1,663
2010	10.157941	10.112451	-0.45%	2,119
2009	9.756839	10.157941	4.11%	2,219
2008*	10.000000	9.756839	-2.43%	422
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.441855	24.42%	628
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.078392	15.266787	16.73%	2,642
2012	11.254156	13.078392	16.21%	2,599
2011	13.220877	11.254156	-14.88%	2,756
2010	12.789798	13.220877	3.37%	2,877
2009*	10.000000	12.789798	27.90%	4,608
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.282843	9.078569	-2.20%	126,361
2012	9.130470	9.282843	1.67%	2,508
2011	9.365725	9.130470	-2.51%	2,975
2010	9.151815	9.365725	2.34%	3,099
2009	8.308151	9.151815	10.15%	32,283
2008	9.873439	8.308151	-15.85%	7,987
2007	9.696717	9.873439	1.82%	5,379
2006	9.573004	9.696717	1.29%	0
2005	9.707882	9.573004	-1.39%	0
2004	9.910320	9.707882	-2.04%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	11.164409	15.826085	41.75%	90
2012	10.555630	11.164409	5.77%	100
2011	10.975497	10.555630	-3.83%	109
2010	9.440023	10.975497	16.27%	110
2009	7.911758	9.440023	19.32%	111
2008	13.448917	7.911758	-41.17%	92
2007	13.767669	13.448917	-2.32%	86
2006	13.456536	13.767669	2.31%	0
2005	13.453192	13.456536	0.02%	0
2004	12.371289	13.453192	8.75%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
2010	12.070405	14.414301	19.42%	0
2009	9.448739	12.070405	27.75%	33
2008	16.053582	9.448739	-41.14%	367
2007	15.349909	16.053582	4.58%	3,382
2006	13.887782	15.349909	10.53%	528
2005	13.369827	13.887782	3.87%	558
2004	12.142400	13.369827	10.11%	334
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
2010	16.585920	18.653577	12.47%	0
2009	12.244855	16.585920	35.45%	0
2008	21.113690	12.244855	-42.01%	0
2007	20.479865	21.113690	3.09%	0
2006	17.951115	20.479865	14.09%	0
2005	16.190217	17.951115	10.88%	0
2004	14.011298	16.190217	15.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.539266	17.297860	27.76%	3,079
2012	11.945976	13.539266	13.34%	3,001
2011	12.328168	11.945976	-3.10%	3,322
2010	10.950074	12.328168	12.59%	3,757
2009	8.801629	10.950074	24.41%	4,719
2008	14.754961	8.801629	-40.35%	6,125
2007	14.577174	14.754961	1.22%	3,505
2006	13.067323	14.577174	11.55%	1,178
2005	12.712792	13.067323	2.79%	1,209
2004	11.983024	12.712792	6.09%	509

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.654335	25.498415	36.69%	5,261
2012	16.310770	18.654335	14.37%	16,007
2011	17.189343	16.310770	-5.11%	33,015
2010	14.370698	17.189343	19.61%	555
2009	10.801076	14.370698	33.05%	3,043
2008	17.925282	10.801076	-39.74%	1,934
2007	18.704995	17.925282	-4.17%	1,045
2006	16.782352	18.704995	11.46%	0
2005	15.735520	16.782352	6.65%	0
2004	13.583359	15.735520	15.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.183414	10.845035	-3.03%	2,248
2012	10.880780	11.183414	2.78%	106,621
2011	11.081664	10.880780	-1.81%	60,581
2010	10.838809	11.081664	2.24%	51,909
2009*	10.000000	10.838809	8.39%	1,860
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.539384	10.018197	-4.95%	2,419
2012	9.902970	10.539384	6.43%	2,213
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.432532	16.396122	31.88%	0
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
2010	10.418562	11.583112	11.18%	0
2009	8.257098	10.418562	26.18%	0
2008	13.858218	8.257098	-40.42%	308
2007	15.176246	13.858218	-8.68%	308
2006	13.469048	15.176246	12.67%	308
2005	13.167457	13.469048	2.29%	308
2004	12.191947	13.167457	8.00%	79

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
2010	13.348752	14.276238	6.95%	0
2009	11.019012	13.348752	21.14%	0
2008	20.227385	11.019012	-45.52%	0
2007	19.206311	20.227385	5.32%	0
2006	15.469723	19.206311	24.15%	0
2005	14.183924	15.469723	9.07%	0
2004	12.558447	14.183924	12.94%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	13.014828	18.182278	39.70%	0
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
2010	12.502412	14.680190	17.42%	0
2009	7.847865	12.502412	59.31%	0
2008	12.823032	7.847865	-38.80%	0
2007	12.504200	12.823032	2.55%	0
2006	12.200292	12.504200	2.49%	154
2005	11.874685	12.200292	2.74%	154
2004	11.631345	11.874685	2.09%	154
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.260594	20.863569	46.30%	6,390
2012	11.200190	14.260594	27.32%	34,261
2011	10.438042	11.200190	7.30%	1,606
2010*	10.000000	10.438042	4.38%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
2010	9.758807	10.136181	3.87%	0
2009	9.178849	9.758807	6.32%	0
2008	10.545947	9.178849	-12.96%	5,251
2007	10.313209	10.545947	2.26%	3,300
2006	10.244667	10.313209	0.67%	0
2005	10.140056	10.244667	1.03%	0
2004	10.023880	10.140056	1.16%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
2010	16.859611	17.984149	6.67%	0
2009	13.330739	16.859611	26.47%	0
2008	16.131384	13.330739	-17.36%	0
2007	15.600967	16.131384	3.40%	0
2006	14.484279	15.600967	7.71%	0
2005	13.287725	14.484279	9.00%	0
2004	12.418758	13.287725	7.00%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.636679	10.353549	7.44%	5,955
2012*	10.000000	9.636679	-3.63%	6,995
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0
2010	12.253392	15.099441	23.23%	0
2009	8.258690	12.253392	48.37%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
2010	10.431715	11.431740	9.59%	0
2009	8.922211	10.431715	16.92%	0
2008	15.486899	8.922211	-42.39%	0
2007	15.204715	15.486899	1.86%	0
2006	13.377391	15.204715	13.66%	0
2005	13.163653	13.377391	1.62%	0
2004	12.182609	13.163653	8.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
2010	15.311951	18.831477	22.99%	0
2009	11.048257	15.311951	38.59%	0
2008	17.700670	11.048257	-37.58%	0
2007	17.948676	17.700670	-1.38%	0
2006	16.176364	17.948676	10.96%	0
2005	15.614014	16.176364	3.60%	0
2004	13.497375	15.614014	15.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
2010	11.183523	11.421046	2.12%	2
2009	10.444696	11.183523	7.07%	3
2008	10.924657	10.444696	-4.39%	12
2007	10.271707	10.924657	6.36%	100
2006	10.407007	10.271707	-1.30%	192
2005	10.546648	10.407007	-1.32%	285
2004	10.259870	10.546648	2.80%	377
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
2010	10.818814	11.967587	10.62%	0
2009	9.455636	10.818814	14.42%	0
2008	14.912561	9.455636	-36.59%	0
2007	15.419378	14.912561	-3.29%	0
2006	13.586038	15.419378	13.49%	0
2005	13.379040	13.586038	1.55%	0
2004	12.233166	13.379040	9.37%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
2010	11.356813	13.127160	15.59%	0
2009	9.005962	11.356813	26.10%	0
2008	12.280383	9.005962	-26.66%	0
2007	12.956969	12.280383	-5.22%	0
2006	11.092381	12.956969	16.81%	0
2005*	10.000000	11.092381	10.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
2010	11.945147	12.737670	6.63%	0
2009*	10.000000	11.945147	19.45%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.105982	21.06%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	19.216619	26.270556	36.71%	111
2012	17.091152	19.216619	12.44%	126
2011	17.493101	17.091152	-2.30%	143
2010	14.309916	17.493101	22.24%	139
2009	11.781368	14.309916	21.46%	0
2008	17.554495	11.781368	-32.89%	0
2007	18.191613	17.554495	-3.50%	0
2006	16.365384	18.191613	11.16%	0
2005	15.707742	16.365384	4.19%	0
2004	13.265244	15.707742	18.41%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	253
2010	11.114131	12.367268	11.28%	253
2009	9.076281	11.114131	22.45%	253
2008	14.906193	9.076281	-39.11%	253
2007	14.616330	14.906193	1.98%	253
2006	13.058207	14.616330	11.93%	0
2005	12.869541	13.058207	1.47%	0
2004	12.004264	12.869541	7.21%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.307877	16.794982	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
2010	11.325203	12.658021	11.77%	0
2009	9.537347	11.325203	18.75%	0
2008	13.969601	9.537347	-31.73%	152
2007	13.459445	13.969601	3.79%	222
2006	11.920985	13.459445	12.91%	284
2005	11.784425	11.920985	1.16%	353
2004	11.574914	11.784425	1.81%	425
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
2010	8.948211	11.372495	27.09%	0
2009	7.323880	8.948211	22.18%	0
2008	12.115461	7.323880	-39.55%	0
2007	14.058876	12.115461	-13.82%	0
2006	13.978098	14.058876	0.58%	0
2005	13.629578	13.978098	2.56%	0
2004	12.633898	13.629578	7.88%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.794689	13.305082	12.81%	0
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
2010	10.948534	12.020349	9.79%	0
2009	9.949852	10.948534	10.04%	0
2008	14.562552	9.949852	-31.68%	0
2007	13.673729	14.562552	6.50%	0
2006	12.155321	13.673729	12.49%	0
2005	12.302329	12.155321	-1.19%	0
2004	11.822615	12.302329	4.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
2010	10.613478	11.165039	5.20%	0
2009	9.092107	10.613478	16.73%	0
2008	10.123459	9.092107	-10.19%	0
2007	9.912531	10.123459	2.13%	0
2006	9.817682	9.912531	0.97%	0
2005	10.006149	9.817682	-1.88%	0
2004	9.968752	10.006149	0.38%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
2010	10.396182	11.367225	9.34%	0
2009	8.633066	10.396182	20.42%	0
2008	11.875487	8.633066	-27.30%	0
2007	11.276041	11.875487	5.32%	0
2006	10.591223	11.276041	6.47%	0
2005*	10.000000	10.591223	5.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	305
2010	10.297100	11.437291	11.07%	305
2009	8.245276	10.297100	24.88%	305
2008	12.630401	8.245276	-34.72%	305
2007	11.824366	12.630401	6.82%	305
2006	10.894980	11.824366	8.53%	0
2005*	10.000000	10.894980	8.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
2010	10.059017	11.325483	12.59%	0
2009	7.893123	10.059017	27.44%	0
2008	13.141544	7.893123	-39.94%	0
2007	12.179627	13.141544	7.90%	0
2006	11.101126	12.179627	9.72%	0
2005*	10.000000	11.101126	11.01%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
2010	13.494346	15.621597	15.76%	0
2009	9.412492	13.494346	43.37%	0
2008	21.251247	9.412492	-55.71%	0
2007	15.021732	21.251247	41.47%	0
2006	13.258264	15.021732	13.30%	0
2005*	10.000000	13.258264	32.58%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
2010	11.099780	12.392324	11.64%	13
2009	8.796682	11.099780	26.18%	21
2008	15.834650	8.796682	-44.45%	38
2007	16.096959	15.834650	-1.63%	115
2006	13.814604	16.096959	16.52%	173
2005	13.468397	13.814604	2.57%	238
2004	12.463355	13.468397	8.06%	310
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
2010	10.267845	12.355870	20.34%	0
2009	8.259331	10.267845	24.32%	0
2008	16.136017	8.259331	-48.81%	147
2007	13.115288	16.136017	23.03%	2,150
2006	12.666537	13.115288	3.54%	274
2005	12.357042	12.666537	2.50%	340
2004	12.334446	12.357042	0.18%	410
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	12.031386	11.446764	-4.86%	1,595
2012	11.728008	12.031386	2.59%	1,357
2011	11.277651	11.728008	3.99%	1,179
2010	10.793726	11.277651	4.48%	1,290
2009	9.621843	10.793726	12.18%	3,012
2008	10.259250	9.621843	-6.21%	3,258
2007	10.147401	10.259250	1.10%	2,026
2006	10.029392	10.147401	1.18%	699
2005	10.130851	10.029392	-1.00%	784
2004	10.008692	10.130851	1.22%	868
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	603
2011	23.325437	20.202239	-13.39%	826
2010	18.673602	23.325437	24.91%	980
2009	13.753810	18.673602	35.77%	0
2008	23.443255	13.753810	-41.33%	0
2007	20.925157	23.443255	12.03%	0
2006	19.160810	20.925157	9.21%	0
2005	16.710445	19.160810	14.66%	0
2004	13.798224	16.710445	21.11%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
2010	15.841322	17.364785	9.62%	0
2009	12.918813	15.841322	22.62%	0
2008	23.730715	12.918813	-45.56%	0
2007	20.871412	23.730715	13.70%	0
2006	18.240167	20.871412	14.43%	0
2005	15.804913	18.240167	15.41%	0
2004	14.356964	15.804913	10.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.270293	14.250892	26.45%	0
2012	9.631883	11.270293	17.01%	0
2011	12.001142	9.631883	-19.74%	0
2010	10.948600	12.001142	9.61%	0
2009	8.930159	10.948600	22.60%	0
2008	16.399711	8.930159	-45.55%	0
2007	14.422842	16.399711	13.71%	0
2006	12.600232	14.422842	14.46%	0
2005	10.921740	12.600232	15.37%	0
2004*	10.000000	10.921740	9.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
2010	13.441636	16.498413	22.74%	0
2009	8.804187	13.441636	52.67%	0
2008	18.605200	8.804187	-52.68%	0
2007	18.165598	18.605200	2.42%	0
2006	16.116930	18.165598	12.71%	0
2005	16.195296	16.116930	-0.48%	0
2004	14.643720	16.195296	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
2010	8.261511	8.849217	7.11%	0
2009	6.528761	8.261511	26.54%	0
2008*	10.000000	6.528761	-34.71%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
2010	9.983182	10.927970	9.46%	0
2009	7.578340	9.983182	31.73%	0
2008	11.089715	7.578340	-31.66%	0
2007	11.003433	11.089715	0.78%	0
2006*	10.000000	11.003433	10.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
2010	11.339104	13.290421	17.21%	13
2009	9.946645	11.339104	14.00%	21
2008	14.045174	9.946645	-29.18%	189
2007	14.858915	14.045174	-5.48%	2,442
2006	13.057656	14.858915	13.79%	2,595
2005	12.994360	13.057656	0.49%	2,760
2004	12.050137	12.994360	7.84%	2,941
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.590759	25.929887	32.36%	235
2012	17.034455	19.590759	15.01%	277
2011	18.218332	17.034455	-6.50%	312
2010	14.624764	18.218332	24.57%	287
2009	11.655627	14.624764	25.47%	776
2008	17.912494	11.655627	-34.93%	0
2007	18.890637	17.912494	-5.18%	0
2006	16.620804	18.890637	13.66%	0
2005	15.727990	16.620804	5.68%	0
2004	13.082512	15.727990	20.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
2010	16.345908	17.215457	5.32%	0
2009	12.277487	16.345908	33.14%	0
2008	21.197548	12.277487	-42.08%	0
2007	18.901107	21.197548	12.15%	0
2006	16.018642	18.901107	17.99%	0
2005	14.965327	16.018642	7.04%	0
2004	12.996160	14.965327	15.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.804241	-1.96%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.792314	11.692478	19.40%	0
2012	8.839572	9.792314	10.78%	0
2011	10.286946	8.839572	-14.07%	0
2010*	10.000000	10.286946	2.87%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
2010*	10.000000	11.259688	12.60%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.636471	12.788804	32.71%	0
2012*	10.000000	9.636471	-3.64%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
2010	11.736860	12.391829	5.58%	0
2009*	10.000000	11.736860	17.37%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
2010	13.613999	14.300124	5.04%	0
2009	11.158570	13.613999	22.00%	0
2008	13.683762	11.158570	-18.45%	0
2007	12.773294	13.683762	7.13%	0
2006	11.906852	12.773294	7.28%	0
2005	11.383070	11.906852	4.60%	0
2004	10.819661	11.383070	5.21%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	201
2010	15.625200	16.163735	3.45%	201
2009	11.014897	15.625200	41.86%	201
2008	20.360724	11.014897	-45.90%	201
2007	15.340883	20.360724	32.72%	201
2006	14.470548	15.340883	6.01%	0
2005	13.232185	14.470548	9.36%	0
2004	11.545669	13.232185	14.61%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
2010	28.393303	34.486224	21.46%	0
2009	16.320779	28.393303	73.97%	0
2008	35.170254	16.320779	-53.59%	0
2007	28.282713	35.170254	24.35%	0
2006	19.852517	28.282713	42.46%	0
2005	15.486381	19.852517	28.19%	0
2004	13.430764	15.486381	15.31%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.643767	17.238847	26.35%	0
2012	12.036809	13.643767	13.35%	0
2011	12.343491	12.036809	-2.48%	0
2010	11.328697	12.343491	8.96%	0
2009	8.383416	11.328697	35.13%	0
2008	13.693874	8.383416	-38.78%	0
2007	12.697865	13.693874	7.84%	0
2006	12.179714	12.697865	4.25%	0
2005	12.027601	12.179714	1.26%	0
2004	11.359727	12.027601	5.88%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.634583	20.596062	31.73%	767
2012	13.888456	15.634583	12.57%	820
2011	14.362053	13.888456	-3.30%	1,228
2010	13.292178	14.362053	8.05%	1,204
2009	11.173515	13.292178	18.96%	1,888
2008	17.101360	11.173515	-34.66%	337
2007	16.363186	17.101360	4.51%	337
2006	13.975865	16.363186	17.08%	0
2005	13.510880	13.975865	3.44%	0
2004	12.111525	13.510880	11.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
2010*	10.000000	10.637566	6.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.931252	12.485900	25.72%	0
2012	8.985070	9.931252	10.53%	0
2011*	10.000000	8.985070	-10.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	365
2010	12.311762	13.534200	9.93%	365
2009*	10.000000	12.311762	23.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.476793	12.548315	19.77%	26,825
2012	9.320040	10.476793	12.41%	36,069
2011	9.504544	9.320040	-1.94%	23,583
2010	8.733638	9.504544	8.83%	27,919
2009	7.284269	8.733638	19.90%	31,629
2008	10.677589	7.284269	-31.78%	24,377
2007	10.356520	10.677589	3.10%	0
2006*	10.000000	10.356520	3.57%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.640922	10.071563	-5.35%	27,526
2012	10.435564	10.640922	1.97%	35,120
2011	10.159307	10.435564	2.72%	20,953
2010	9.866260	10.159307	2.97%	24,008
2009	9.055406	9.866260	8.95%	27,069
2008	10.342087	9.055406	-12.44%	21,581
2007	10.338814	10.342087	0.03%	0
2006*	10.000000	10.338814	3.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
2010	9.689505	10.477371	8.13%	0
2009	7.043393	9.689505	37.57%	0
2008	11.815629	7.043393	-40.39%	0
2007	10.636230	11.815629	11.09%	0
2006*	10.000000	10.636230	6.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
2010	8.074814	9.272117	14.83%	0
2009	5.989017	8.074814	34.83%	0
2008	11.051329	5.989017	-45.81%	0
2007	10.167563	11.051329	8.69%	0
2006*	10.000000	10.167563	1.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.631907	11.150775	29.18%	27,612
2012	7.590534	8.631907	13.72%	45,156
2011	7.991427	7.590534	-5.02%	29,660
2010	7.412181	7.991427	7.81%	34,556
2009	5.837930	7.412181	26.97%	38,679
2008	9.702909	5.837930	-39.83%	29,863
2007*	10.000000	9.702909	-2.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
2010	12.395195	13.626137	9.93%	0
2009	8.738764	12.395195	41.84%	0
2008	12.491713	8.738764	-30.04%	0
2007	12.469291	12.491713	0.18%	0
2006	11.603605	12.469291	7.46%	0
2005	11.665375	11.603605	-0.53%	0
2004	10.906328	11.665375	6.96%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	14.035362	18.448978	31.45%	288
2012	12.226383	14.035362	14.80%	313
2011	12.913599	12.226383	-5.32%	340
2010	11.513747	12.913599	12.16%	328
2009	9.239589	11.513747	24.61%	0
2008	15.150013	9.239589	-39.01%	306
2007	16.014427	15.150013	-5.40%	728
2006	14.263491	16.014427	12.28%	0
2005	14.122639	14.263491	1.00%	0
2004	12.415544	14.122639	13.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
2010	7.512553	8.421537	12.10%	0
2009	5.055404	7.512553	48.60%	0
2008*	10.000000	5.055404	-49.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.431110	12.694842	34.61%	1,197
2012	8.716239	9.431110	8.20%	1,336
2011	9.274324	8.716239	-6.02%	1,372
2010	7.725807	9.274324	20.04%	1,351
2009	6.058092	7.725807	27.53%	3,081
2008*	10.000000	6.058092	-39.42%	3,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
2010	7.895062	8.817387	11.68%	0
2009	6.290186	7.895062	25.51%	0
2008*	10.000000	6.290186	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.117925	11.270381	11.39%	4,865
2012	9.378138	10.117925	7.89%	14,327
2011	9.784267	9.378138	-4.15%	14,327
2010	9.121905	9.784267	7.26%	14,327
2009	7.836226	9.121905	16.41%	11,245
2008*	10.000000	7.836226	-21.64%	6,034
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
2010	8.590439	9.379731	9.19%	0
2009	7.121572	8.590439	20.63%	0
2008*	10.000000	7.121572	-28.78%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
2010	9.854041	10.224311	3.76%	0
2009	8.974545	9.854041	9.80%	0
2008*	10.000000	8.974545	-10.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.925920	11.360036	14.45%	17,934
2012	9.092978	9.925920	9.16%	21,751
2011	9.582699	9.092978	-5.11%	21,751
2010	8.856586	9.582699	8.20%	17,934
2009	7.475662	8.856586	18.47%	0
2008*	10.000000	7.475662	-25.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
2010	8.315694	9.154258	10.08%	0
2009	6.762303	8.315694	22.97%	0
2008*	10.000000	6.762303	-32.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
2010	9.388825	9.945350	5.93%	40,784
2009	8.212251	9.388825	14.33%	0
2008*	10.000000	8.212251	-17.88%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.480446	10.915807	-4.92%	1,037
2012	10.995300	11.480446	4.41%	886
2011	10.652381	10.995300	3.22%	776
2010	10.268796	10.652381	3.74%	841
2009	9.733732	10.268796	5.50%	2,024
2008*	10.000000	9.733732	-2.66%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
2010	11.017256	11.571816	5.03%	0
2009	9.739499	11.017256	13.12%	0
2008*	10.000000	9.739499	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
2010	28.664509	32.279918	12.61%	0
2009	18.091475	28.664509	58.44%	0
2008	44.268999	18.091475	-59.13%	0
2007	31.388707	44.268999	41.03%	0
2006	23.699996	31.388707	32.44%	0
2005	18.433128	23.699996	28.57%	0
2004	15.754061	18.433128	17.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.503350	10.722229	-6.79%	1,170
2012	11.490431	11.503350	0.11%	977
2011	11.026530	11.490431	4.21%	826
2010	10.832002	11.026530	1.80%	900
2009	10.857829	10.832002	-0.24%	2,443
2008	10.375340	10.857829	4.65%	2,753
2007	9.967778	10.375340	4.09%	1,242
2006	9.927655	9.967778	0.40%	0
2005	9.895140	9.927655	0.33%	0
2004	9.863646	9.895140	0.32%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
2010	6.794142	7.459001	9.79%	0
2009	5.402414	6.794142	25.76%	0
2008*	10.000000	5.402414	-45.98%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
2010	7.893256	8.235839	4.34%	0
2009	6.317471	7.893256	24.94%	0
2008	11.427281	6.317471	-44.72%	0
2007	10.754640	11.427281	6.25%	0
2006*	10.000000	10.754640	7.55%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
2010	12.933625	14.403505	11.36%	0
2009	10.465793	12.933625	23.58%	0
2008	17.058331	10.465793	-38.65%	0
2007	16.573999	17.058331	2.92%	1,397
2006	14.596597	16.573999	13.55%	503
2005	13.919470	14.596597	4.86%	503
2004	12.565241	13.919470	10.78%	503
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	7,483
2010	11.417761	12.181184	6.69%	14,125
2009*	10.000000	11.417761	14.18%	8,857
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
2010	11.971304	13.029542	8.84%	0
2009*	10.000000	11.971304	19.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
2010	10.850911	11.162915	2.88%	0
2009	10.239026	10.850911	5.98%	0
2008	11.214908	10.239026	-8.70%	0
2007	10.956141	11.214908	2.36%	0
2006	10.621905	10.956141	3.15%	0
2005	10.582671	10.621905	0.37%	0
2004	10.408847	10.582671	1.67%	10,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.635981	6.36%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.503367	15.299921	13.30%	11,962
2012	12.544168	13.503367	7.65%	22,359
2011	12.916590	12.544168	-2.88%	22,267
2010	11.987054	12.916590	7.75%	31,152
2009	10.356855	11.987054	15.74%	35,340
2008	13.880760	10.356855	-25.39%	35,433
2007	13.524766	13.880760	2.63%	23,757
2006	12.501130	13.524766	8.19%	23,757
2005	12.214046	12.501130	2.35%	23,757
2004	11.477768	12.214046	6.41%	8,854
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.595190	17.352389	18.89%	20,675
2012	13.207012	14.595190	10.51%	20,917
2011	13.889053	13.207012	-4.91%	11,002
2010	12.670085	13.889053	9.62%	10,969
2009	10.484369	12.670085	20.85%	11,014
2008	15.730395	10.484369	-33.35%	10,905
2007	15.256095	15.730395	3.11%	0
2006	13.708969	15.256095	11.29%	2,580
2005	13.177970	13.708969	4.03%	12,338
2004	12.101075	13.177970	8.90%	9,965
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	6,877
2011	12.105103	12.003465	-0.84%	8,504
2010	11.482184	12.105103	5.43%	8,519
2009	10.316729	11.482184	11.30%	6,902
2008	12.500087	10.316729	-17.47%	6,923
2007	12.156484	12.500087	2.83%	171
2006	11.540093	12.156484	5.34%	286
2005	11.367702	11.540093	1.52%	409
2004	10.919414	11.367702	4.11%	536
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	484
2010	12.788943	13.482882	5.43%	484
2009*	10.000000	12.788943	27.89%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
2010	14.500834	17.779287	22.61%	0
2009	10.914537	14.500834	32.86%	0
2008	17.683461	10.914537	-38.28%	0
2007	16.925572	17.683461	4.48%	0
2006	15.853004	16.925572	6.77%	0
2005	14.555500	15.853004	8.91%	0
2004	12.945767	14.555500	12.43%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
2010	9.529695	9.258116	-2.85%	0
2009	9.805143	9.529695	-2.81%	2,841
2008	9.889685	9.805143	-0.85%	3,391
2007	9.715772	9.889685	1.79%	328
2006	9.566609	9.715772	1.56%	336
2005	9.590593	9.566609	-0.25%	3,821
2004	9.792489	9.590593	-2.06%	513
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
2010	10.769389	11.570290	7.44%	0
2009	8.912319	10.769389	20.84%	0
2008	11.091759	8.912319	-19.65%	0
2007	10.914125	11.091759	1.63%	0
2006	10.714977	10.914125	1.86%	0
2005	10.793138	10.714977	-0.72%	0
2004	10.428357	10.793138	3.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.653606	10.179053	17.63%	1,506
2013	8.653606	10.179053	17.63%	1,506
2012	7.711226	8.653606	12.22%	1,539
2011	8.782268	7.711226	-12.20%	1,537
2010	7.943090	8.782268	10.56%	1,405
2009	6.007068	7.943090	32.23%	2,630
2008*	10.000000	6.007068	-39.93%	2,414

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
2010	13.399528	13.785318	2.88%	0
2009	10.650052	13.399528	25.82%	0
2008	20.484145	10.650052	-48.01%	0
2007	20.532404	20.484145	-0.24%	0
2006	17.265128	20.532404	18.92%	0
2005	15.896508	17.265128	8.61%	0
2004	13.635582	15.896508	16.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.319931	12.170449	30.59%	475
2012	8.260656	9.319931	12.82%	492
2011	8.786513	8.260656	-5.98%	528
2010	7.839962	8.786513	12.07%	532
2009	6.238730	7.839962	25.67%	1,535
2008*	10.000000	6.238730	-37.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
2010	7.707736	8.442670	9.54%	0
2009	6.226947	7.707736	23.78%	0
2008*	10.000000	6.226947	-37.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.616516	12.949418	34.66%	576
2012	8.634773	9.616516	11.37%	646
2011	9.301624	8.634773	-7.17%	700
2010	7.570432	9.301624	22.87%	688
2009	6.149997	7.570432	23.10%	1,176
2008*	10.000000	6.149997	-38.50%	1,071
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.473569	13.805540	31.81%	721
2012	9.266808	10.473569	13.02%	814
2011	9.764817	9.266808	-5.10%	862
2010	8.401596	9.764817	16.23%	837
2009	6.628414	8.401596	26.75%	1,310
2008*	10.000000	6.628414	-33.72%	1,820

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
2010	9.719659	11.813529	21.54%	0
2009	7.866243	9.719659	23.56%	0
2008	15.146086	7.866243	-48.06%	0
2007	14.240003	15.146086	6.36%	0
2006	14.231869	14.240003	0.06%	0
2005	13.596267	14.231869	4.67%	0
2004	12.366565	13.596267	9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
2010	13.708498	16.844115	22.87%	0
2009	11.211420	13.708498	22.27%	0
2008	17.047395	11.211420	-34.23%	0
2007	18.918131	17.047395	-9.89%	0
2006	16.628596	18.918131	13.77%	0
2005	16.651779	16.628596	-0.14%	0
2004	14.650131	16.651779	13.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
2010	14.011114	17.012454	21.42%	0
2009	10.728404	14.011114	30.60%	0
2008	17.915143	10.728404	-40.12%	409
2007	18.100779	17.915143	-1.03%	177
2006	16.671145	18.100779	8.58%	0
2005	15.319338	16.671145	8.82%	0
2004	13.274994	15.319338	15.40%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.510130	15.895927	27.06%	1,044
2012	11.311622	12.510130	10.60%	1,102
2011	11.598921	11.311622	-2.48%	1,171
2010	10.544580	11.598921	10.00%	1,152
2009	8.644671	10.544580	21.98%	2,433
2008	15.240793	8.644671	-43.28%	2,676
2007	14.542462	15.240793	4.80%	1,067
2006	13.199042	14.542462	10.18%	0
2005	12.691615	13.199042	4.00%	0
2004	11.926791	12.691615	6.41%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
2010	7.005311	8.835540	26.13%	0
2009	5.525070	7.005311	26.79%	0
2008*	10.000000	5.525070	-44.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
2010	10.149224	10.098578	-0.50%	0
2009	9.753488	10.149224	4.06%	0
2008*	10.000000	9.753488	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.437573	24.38%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.053727	15.230165	16.67%	1,031
2012	11.238732	13.053727	16.15%	1,088
2011	13.209555	11.238732	-14.92%	1,083
2010	12.785410	13.209555	3.32%	929
2009*	10.000000	12.785410	27.85%	1,954
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.236800	9.028901	-2.25%	311
2012	9.089877	9.236800	1.62%	281
2011	9.328868	9.089877	-2.56%	244
2010	9.120481	9.328868	2.28%	252
2009	8.283961	9.120481	10.10%	1,677
2008	9.849756	8.283961	-15.90%	2,954
2007	9.678464	9.849756	1.77%	1,193
2006	9.559888	9.678464	1.24%	0
2005	9.699565	9.559888	-1.44%	0
2004	9.906912	9.699565	-2.09%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	11.109017	15.739477	41.68%	0
2012	10.508677	11.109017	5.71%	0
2011	10.932284	10.508677	-3.87%	0
2010	9.407685	10.932284	16.21%	0
2009	7.888714	9.407685	19.25%	0
2008	13.416654	7.888714	-41.20%	0
2007	13.741763	13.416654	-2.37%	0
2006	13.438103	13.741763	2.26%	0
2005	13.441656	13.438103	-0.03%	0
2004	12.367041	13.441656	8.69%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
2010	12.029013	14.357483	19.36%	0
2009	9.421190	12.029013	27.68%	0
2008	16.015047	9.421190	-41.17%	0
2007	15.320993	16.015047	4.53%	1,126
2006	13.868737	15.320993	10.47%	0
2005	13.358352	13.868737	3.82%	0
2004	12.138234	13.358352	10.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
2010	16.529090	18.580115	12.41%	0
2009	12.209181	16.529090	35.38%	0
2008	21.063053	12.209181	-42.04%	0
2007	20.441325	21.063053	3.04%	0
2006	17.926533	20.441325	14.03%	0
2005	16.176333	17.926533	10.82%	0
2004	14.006480	16.176333	15.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.472080	17.203163	27.69%	975
2012	11.892824	13.472080	13.28%	1,004
2011	12.279621	11.892824	-3.15%	1,610
2010	10.912562	12.279621	12.53%	1,595
2009	8.775989	10.912562	24.35%	2,774
2008	14.719571	8.775989	-40.38%	2,650
2007	14.549733	14.719571	1.17%	4,655
2006	13.049418	14.549733	11.50%	3,957
2005	12.701899	13.049418	2.74%	2,135
2004	11.978907	12.701899	6.04%	2,135

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
2010	14.321482	17.121673	19.55%	0
2009	10.769625	14.321482	32.98%	0
2008	17.882304	10.769625	-39.77%	657
2007	18.669804	17.882304	-4.22%	176
2006	16.759374	18.669804	11.40%	0
2005	15.722038	16.759374	6.60%	0
2004	13.578705	15.722038	15.78%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
2010	10.756447	11.429278	6.26%	0
2009*	10.000000	10.756447	7.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.162314	10.818999	-3.08%	612
2012	10.865860	11.162314	2.73%	526
2011	11.072153	10.865860	-1.86%	457
2010	10.835080	11.072153	2.19%	477
2009*	10.000000	10.835080	8.35%	799
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.530350	10.004459	-4.99%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.370843	16.306386	31.81%	0
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
2010	10.382869	11.537501	11.12%	0
2009	8.233038	10.382869	26.11%	0
2008	13.824971	8.233038	-40.45%	0
2007	15.147670	13.824971	-8.73%	0
2006	13.450598	15.147670	12.62%	0
2005	13.156167	13.450598	2.24%	0
2004	12.187758	13.156167	7.95%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
2010	13.303007	14.220012	6.89%	0
2009	10.986909	13.303007	21.08%	0
2008	20.178866	10.986909	-45.55%	0
2007	19.170153	20.178866	5.26%	0
2006	15.448511	19.170153	24.09%	0
2005	14.171750	15.448511	9.01%	0
2004	12.554124	14.171750	12.89%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.950235	18.082740	39.63%	0
2012	11.670524	12.950235	10.97%	0
2011	14.622378	11.670524	-20.19%	0
2010	12.459582	14.622378	17.36%	0
2009	7.824998	12.459582	59.23%	0
2008	12.792270	7.824998	-38.83%	0
2007	12.480649	12.792270	2.50%	0
2006	12.183574	12.480649	2.44%	0
2005	11.864499	12.183574	2.69%	0
2004	11.627345	11.864499	2.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
2010*	10.000000	10.434476	4.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
2010	9.725393	10.096278	3.81%	0
2009	9.152130	9.725393	6.26%	0
2008	10.520673	9.152130	-13.01%	2,210
2007	10.293809	10.520673	2.20%	1,139
2006	10.230641	10.293809	0.62%	0
2005	10.131364	10.230641	0.98%	0
2004	10.020441	10.131364	1.11%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
2010	16.799011	17.910290	6.62%	0
2009	13.289651	16.799011	26.41%	0
2008	16.089946	13.289651	-17.40%	0
2007	15.568941	16.089946	3.35%	0
2006	14.461970	15.568941	7.65%	0
2005	13.274069	14.461970	8.95%	0
2004	12.412379	13.274069	6.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0
2010	12.221115	15.051928	23.16%	0
2009	8.241170	12.221115	48.29%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
2010	10.395946	11.386684	9.53%	0
2009	8.896206	10.395946	16.86%	0
2008	15.449745	8.896206	-42.42%	0
2007	15.176090	15.449745	1.80%	972
2006	13.359058	15.176090	13.60%	972
2005	13.152366	13.359058	1.57%	972
2004	12.178430	13.152366	8.00%	972
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
2010	15.259470	18.757291	22.92%	0
2009	11.016063	15.259470	38.52%	0
2008	17.658212	11.016063	-37.62%	0
2007	17.914891	17.658212	-1.43%	0
2006	16.154216	17.914891	10.90%	0
2005	15.600628	16.154216	3.55%	0
2004	13.492749	15.600628	15.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
2010	11.143289	11.374104	2.07%	0
2009	10.412481	11.143289	7.02%	0
2008	10.896571	10.412481	-4.44%	0
2007	10.250604	10.896571	6.30%	0
2006	10.390962	10.250604	-1.35%	0
2005	10.535795	10.390962	-1.37%	0
2004	10.254590	10.535795	2.74%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
2010	10.781746	11.920448	10.56%	0
2009	9.428092	10.781746	14.36%	0
2008	14.876804	9.428092	-36.63%	0
2007	15.390378	14.876804	-3.34%	0
2006	13.567446	15.390378	13.44%	0
2005	13.367576	13.567446	1.50%	0
2004	12.228964	13.367576	9.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
2010	11.329542	13.088903	15.53%	0
2009	8.988963	11.329542	26.04%	0
2008	12.263533	8.988963	-26.70%	0
2007	12.945901	12.263533	-5.27%	0
2006	11.088599	12.945901	16.75%	0
2005*	10.000000	11.088599	10.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
2010	11.941037	12.726738	6.58%	0
2009*	10.000000	11.941037	19.41%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.101825	21.02%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
2010	14.260849	17.424146	22.18%	0
2009	11.747014	14.260849	21.40%	0
2008	17.512361	11.747014	-32.92%	0
2007	18.157352	17.512361	-3.55%	0
2006	16.342953	18.157352	11.10%	0
2005	15.694264	16.342953	4.13%	0
2004	13.260690	15.694264	18.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
2010	11.076029	12.318544	11.22%	0
2009	9.049825	11.076029	22.39%	0
2008	14.870437	9.049825	-39.14%	0
2007	14.588820	14.870437	1.93%	971
2006	13.040322	14.588820	11.87%	971
2005	12.858506	13.040322	1.41%	971
2004	12.000142	12.858506	7.15%	971

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.236845	16.703004	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
2010	11.286384	12.608154	11.71%	0
2009	9.509555	11.286384	18.68%	0
2008	13.936072	9.509555	-31.76%	0
2007	13.434090	13.936072	3.74%	0
2006	11.904638	13.434090	12.85%	0
2005	11.774304	11.904638	1.11%	0
2004	11.570934	11.774304	1.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
2010	8.917564	11.327720	27.03%	0
2009	7.302543	8.917564	22.12%	0
2008	12.086400	7.302543	-39.58%	0
2007	14.032413	12.086400	-13.87%	0
2006	13.958952	14.032413	0.53%	0
2005	13.617890	13.958952	2.50%	0
2004	12.629559	13.617890	7.83%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.736166	13.232249	12.75%	0
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
2010	10.911031	11.973018	9.73%	0
2009	9.920870	10.911031	9.98%	0
2008	14.527619	9.920870	-31.71%	0
2007	13.647992	14.527619	6.45%	0
2006	12.138671	13.647992	12.43%	0
2005	12.291793	12.138671	-1.25%	0
2004	11.818555	12.291793	4.00%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
2010	10.577112	11.121056	5.14%	0
2009	9.065616	10.577112	16.67%	0
2008	10.099163	9.065616	-10.23%	0
2007	9.893854	10.099163	2.08%	0
2006	9.804217	9.893854	0.91%	0
2005	9.997561	9.804217	-1.93%	0
2004	9.965327	9.997561	0.32%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
2010	10.371236	11.334103	9.28%	0
2009	8.616782	10.371236	20.36%	0
2008	11.859198	8.616782	-27.34%	0
2007	11.266401	11.859198	5.26%	0
2006	10.587614	11.266401	6.41%	0
2005*	10.000000	10.587614	5.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
2010	10.272375	11.403955	11.02%	0
2009	8.229718	10.272375	24.82%	0
2008	12.613068	8.229718	-34.75%	0
2007	11.814257	12.613068	6.76%	0
2006	10.891253	11.814257	8.47%	0
2005*	10.000000	10.891253	8.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
2010	10.034897	11.292507	12.53%	0
2009	7.878248	10.034897	27.37%	0
2008	13.123546	7.878248	-39.97%	0
2007	12.169241	13.123546	7.84%	0
2006	11.097340	12.169241	9.66%	0
2005*	10.000000	11.097340	10.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
2010	13.461950	15.576066	15.70%	0
2009	9.394740	13.461950	43.29%	0
2008	21.222148	9.394740	-55.73%	0
2007	15.008928	21.222148	41.40%	0
2006	13.253757	15.008928	13.24%	0
2005*	10.000000	13.253757	32.54%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
2010	11.061725	12.343491	11.59%	0
2009	8.771043	11.061725	26.12%	0
2008	15.796657	8.771043	-44.48%	0
2007	16.066649	15.796657	-1.68%	0
2006	13.795673	16.066649	16.46%	1,411
2005	13.456846	13.795673	2.52%	1,410
2004	12.459069	13.456846	8.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
2010	10.232672	12.307210	20.27%	0
2009	8.235273	10.232672	24.25%	0
2008	16.097330	8.235273	-48.84%	0
2007	13.090608	16.097330	22.97%	0
2006	12.649189	13.090608	3.49%	1,536
2005	12.346444	12.649189	2.45%	1,535
2004	12.330205	12.346444	0.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.971675	11.384083	-4.91%	2,419
2012	11.675825	11.971675	2.53%	2,154
2011	11.233246	11.675825	3.94%	6,965
2010	10.756766	11.233246	4.43%	8,312
2009	9.593839	10.756766	12.12%	10,498
2008	10.234658	9.593839	-6.26%	10,720
2007	10.128315	10.234658	1.05%	12,732
2006	10.015658	10.128315	1.12%	2,088
2005	10.122163	10.015658	-1.05%	0
2004	10.005256	10.122163	1.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
2010	18.609600	23.233538	24.85%	0
2009	13.713726	18.609600	35.70%	0
2008	23.387002	13.713726	-41.36%	0
2007	20.885751	23.387002	11.98%	0
2006	19.134542	20.885751	9.15%	0
2005	16.696106	19.134542	14.60%	0
2004	13.793477	16.696106	21.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
2010	15.787038	17.296388	9.56%	0
2009	12.881170	15.787038	22.56%	0
2008	23.673771	12.881170	-45.59%	0
2007	20.832105	23.673771	13.64%	0
2006	18.215158	20.832105	14.37%	0
2005	15.791349	18.215158	15.35%	0
2004	14.352034	15.791349	10.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.220117	14.180137	26.38%	0
2012	9.593950	11.220117	16.95%	0
2011	11.960037	9.593950	-19.78%	0
2010	10.916707	11.960037	9.56%	0
2009	8.908745	10.916707	22.54%	0
2008	16.368834	8.908745	-45.57%	0
2007	14.403139	16.368834	13.65%	0
2006	12.589481	14.403139	14.41%	0
2005	10.918019	12.589481	15.31%	0
2004*	10.000000	10.918019	9.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
2010	13.395579	16.433430	22.68%	0
2009	8.778535	13.395579	52.59%	0
2008	18.560573	8.778535	-52.70%	0
2007	18.131407	18.560573	2.37%	0
2006	16.094853	18.131407	12.65%	0
2005	16.181416	16.094853	-0.53%	0
2004	14.638700	16.181416	10.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
2010	8.254428	8.837094	7.06%	0
2009	6.526519	8.254428	26.48%	0
2008*	10.000000	6.526519	-34.73%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
2010	9.964344	10.901735	9.41%	0
2009	7.567928	9.964344	31.67%	0
2008	11.080202	7.567928	-31.70%	0
2007	10.999677	11.080202	0.73%	0
2006*	10.000000	10.999677	10.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
2010	11.300247	13.238069	17.15%	0
2009	9.917662	11.300247	13.94%	0
2008	14.011474	9.917662	-29.22%	0
2007	14.830946	14.011474	-5.53%	0
2006	13.039769	14.830946	13.74%	0
2005	12.983211	13.039769	0.44%	0
2004	12.045993	12.983211	7.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.493418	25.787792	32.29%	310
2012	16.958567	19.493418	14.95%	383
2011	18.146501	16.958567	-6.55%	1,583
2010	14.574602	18.146501	24.51%	1,652
2009	11.621645	14.574602	25.41%	2,033
2008	17.869494	11.621645	-34.96%	0
2007	18.855057	17.869494	-5.23%	0
2006	16.598023	18.855057	13.60%	0
2005	15.714493	16.598023	5.62%	0
2004	13.078014	15.714493	20.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
2010	16.289925	17.147676	5.27%	0
2009	12.241734	16.289925	33.07%	0
2008	21.146720	12.241734	-42.11%	0
2007	18.865540	21.146720	12.09%	0
2006	15.996704	18.865540	17.93%	0
2005	14.952499	15.996704	6.98%	0
2004	12.991703	14.952499	15.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.800859	-1.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.781407	11.673453	19.34%	0
2012	8.834285	9.781407	10.72%	0
2011	10.286075	8.834285	-14.11%	0
2010*	10.000000	10.286075	2.86%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
2010*	10.000000	11.258738	12.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.633106	12.777766	32.64%	0
2012*	10.000000	9.633106	-3.67%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
2010	11.732834	12.381207	5.53%	0
2009*	10.000000	11.732834	17.33%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
2010	13.567318	14.243755	4.99%	0
2009	11.126039	13.567318	21.94%	0
2008	13.650885	11.126039	-18.50%	0
2007	12.749207	13.650885	7.07%	0
2006	11.890510	12.749207	7.22%	0
2005	11.373293	11.890510	4.55%	0
2004	10.815940	11.373293	5.15%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
2010	15.571687	16.100090	3.39%	0
2009	10.982818	15.571687	41.78%	0
2008	20.311904	10.982818	-45.93%	0
2007	15.312013	20.311904	32.65%	0
2006	14.450732	15.312013	5.96%	0
2005	13.220843	14.450732	9.30%	0
2004	11.541708	13.220843	14.55%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
2010	28.296028	34.350421	21.40%	0
2009	16.273235	28.296028	73.88%	0
2008	35.085929	16.273235	-53.62%	0
2007	28.229503	35.085929	24.29%	0
2006	19.825334	28.229503	42.39%	0
2005	15.473111	19.825334	28.13%	0
2004	13.426165	15.473111	15.25%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.576053	17.144473	26.28%	0
2012	11.983245	13.576053	13.29%	0
2011	12.294875	11.983245	-2.53%	0
2010	11.289880	12.294875	8.90%	0
2009	8.359002	11.289880	35.06%	0
2008	13.661043	8.359002	-38.81%	0
2007	12.673971	13.661043	7.79%	0
2006	12.163031	12.673971	4.20%	0
2005	12.017285	12.163031	1.21%	0
2004	11.355831	12.017285	5.82%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.556961	20.483269	31.67%	1,054
2012	13.826635	15.556961	12.51%	1,181
2011	14.305464	13.826635	-3.35%	4,752
2010	13.246626	14.305464	7.99%	5,095
2009	11.140961	13.246626	18.90%	4,787
2008	17.060349	11.140961	-34.70%	0
2007	16.332392	17.060349	4.46%	0
2006	13.956727	16.332392	17.02%	0
2005	13.499305	13.956727	3.39%	0
2004	12.107371	13.499305	11.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
2010*	10.000000	10.633931	6.34%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.922733	12.468766	25.66%	0
2012	8.981999	9.922733	10.47%	0
2011*	10.000000	8.981999	-10.18%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
2010	12.307543	13.522605	9.87%	0
2009*	10.000000	12.307543	23.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.440945	12.498958	19.71%	0
2012	9.292925	10.440945	12.35%	972
2011	9.481762	9.292925	-1.99%	3,235
2010	8.717180	9.481762	8.77%	3,530
2009	7.274279	8.717180	19.84%	3,542
2008	10.668436	7.274279	-31.81%	3,479
2007	10.352988	10.668436	3.05%	2,341
2006*	10.000000	10.352988	3.53%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.604466	10.031886	-5.40%	0
2012	10.405173	10.604466	1.92%	937
2011	10.134927	10.405173	2.67%	2,874
2010	9.847653	10.134927	2.92%	3,036
2009	9.042976	9.847653	8.90%	3,031
2008	10.333205	9.042976	-12.49%	3,077
2007	10.335279	10.333205	-0.02%	2,396
2006*	10.000000	10.335279	3.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
2010	9.671213	10.452221	8.08%	0
2009	7.033718	9.671213	37.50%	0
2008	11.805488	7.033718	-40.42%	0
2007	10.632602	11.805488	11.03%	0
2006*	10.000000	10.632602	6.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
2010	8.059583	9.249882	14.77%	0
2009	5.980793	8.059583	34.76%	0
2008	11.041848	5.980793	-45.84%	0
2007	10.164081	11.041848	8.64%	0
2006*	10.000000	10.164081	1.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.606762	11.112581	29.11%	0
2012	7.572329	8.606762	13.66%	1,218
2011	7.976347	7.572329	-5.07%	4,066
2010	7.401987	7.976347	7.76%	4,367
2009	5.832904	7.401987	26.90%	4,329
2008	9.699564	5.832904	-39.86%	4,272
2007*	10.000000	9.699564	-3.00%	2,658
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
2010	12.352730	13.572473	9.87%	0
2009	8.713305	12.352730	41.77%	0
2008	12.461746	8.713305	-30.08%	0
2007	12.445815	12.461746	0.13%	0
2006	11.587708	12.445815	7.41%	0
2005	11.655376	11.587708	-0.58%	0
2004	10.902580	11.655376	6.90%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.965651	18.347900	31.38%	99
2012	12.171939	13.965651	14.74%	115
2011	12.862705	12.171939	-5.37%	440
2010	11.474268	12.862705	12.10%	588
2009	9.212651	11.474268	24.55%	0
2008	15.113654	9.212651	-39.04%	768
2007	15.984278	15.113654	-5.45%	4,031
2006	14.243936	15.984278	12.22%	3,033
2005	14.110530	14.243936	0.95%	1,826
2004	12.411279	14.110530	13.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
2010	7.506086	8.409970	12.04%	0
2009	5.053659	7.506086	48.53%	0
2008*	10.000000	5.053659	-49.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.408475	12.657874	34.54%	1,384
2012	8.699807	9.408475	8.15%	1,622
2011	9.261589	8.699807	-6.07%	6,154
2010	7.719165	9.261589	19.98%	6,763
2009	6.056003	7.719165	27.46%	9,644
2008*	10.000000	6.056003	-39.44%	11,412
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
2010	7.888258	8.805257	11.62%	0
2009	6.288007	7.888258	25.45%	0
2008*	10.000000	6.288007	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
2010	9.114068	9.770807	7.21%	0
2009	7.833528	9.114068	16.35%	0
2008*	10.000000	7.833528	-21.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
2010	8.583077	9.366872	9.13%	0
2009	7.119121	8.583077	20.56%	0
2008*	10.000000	7.119121	-28.81%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
2010	9.845585	10.210283	3.70%	0
2009	8.971456	9.845585	9.74%	0
2008*	10.000000	8.971456	-10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
2010	8.848983	9.569532	8.14%	14,644
2009	7.473088	8.848983	18.41%	0
2008*	10.000000	7.473088	-25.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.414815	11.361262	20.67%	10,455
2012	8.462339	9.414815	11.26%	10,455
2011	9.141654	8.462339	-7.43%	10,455
2010	8.308527	9.141654	10.03%	0
2009	6.759966	8.308527	22.91%	0
2008*	10.000000	6.759966	-32.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	5,634
2010	9.380781	9.931725	5.87%	5,634
2009	8.209432	9.380781	14.27%	0
2008*	10.000000	8.209432	-17.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.452872	10.883989	-4.97%	1,860
2012	10.974559	11.452872	4.36%	1,661
2011	10.637758	10.974559	3.17%	5,424
2010	10.259987	10.637758	3.68%	6,328
2009	9.730392	10.259987	5.44%	7,795
2008*	10.000000	9.730392	-2.70%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
2010	11.007805	11.555938	4.98%	0
2009	9.736156	11.007805	13.06%	0
2008*	10.000000	9.736156	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
2010	28.566296	32.152789	12.55%	0
2009	18.038780	28.566296	58.36%	0
2008	44.162882	18.038780	-59.15%	0
2007	31.329657	44.162882	40.96%	0
2006	23.667553	31.329657	32.37%	0
2005	18.417335	23.667553	28.51%	0
2004	15.748667	18.417335	16.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.446279	10.663541	-6.84%	2,004
2012	11.439325	11.446279	0.06%	1,751
2011	10.983118	11.439325	4.15%	5,539
2010	10.794908	10.983118	1.74%	6,441
2009	10.826210	10.794908	-0.29%	9,241
2008	10.350451	10.826210	4.60%	11,665
2007	9.949017	10.350451	4.03%	12,797
2006	9.914054	9.949017	0.35%	2,121
2005	9.886658	9.914054	0.28%	0
2004	9.860251	9.886658	0.27%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
2010	6.788311	7.448760	9.73%	0
2009	5.400552	6.788311	25.70%	0
2008*	10.000000	5.400552	-45.99%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
2010	7.878353	8.216055	4.29%	0
2009	6.308791	7.878353	24.88%	0
2008	11.417470	6.308791	-44.74%	0
2007	10.750967	11.417470	6.20%	0
2006*	10.000000	10.750967	7.51%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	15.061351	18.609670	23.56%	1,281
2012	13.383732	15.061351	12.53%	2,736
2011	14.346743	13.383732	-6.71%	4,562
2010	12.889288	14.346743	11.31%	11,310
2009	10.435286	12.889288	23.52%	14,009
2008	17.017388	10.435286	-38.68%	17,193
2007	16.542776	17.017388	2.87%	17,248
2006	14.576583	16.542776	13.49%	17,291
2005	13.907522	14.576583	4.81%	17,332
2004	12.560927	13.907522	10.72%	7,706
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
2010	11.413830	12.170723	6.63%	0
2009*	10.000000	11.413830	14.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
2010	11.967189	13.018358	8.78%	0
2009*	10.000000	11.967189	19.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
2010	10.813710	11.118923	2.82%	0
2009	10.209177	10.813710	5.92%	0
2008	11.187982	10.209177	-8.75%	5,611
2007	10.935500	11.187982	2.31%	5,611
2006	10.607328	10.935500	3.09%	5,611
2005	10.573577	10.607328	0.32%	5,611
2004	10.405257	10.573577	1.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.544810	5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.632334	6.32%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	3,391
2010	11.945969	12.865699	7.70%	5,216
2009	10.326667	11.945969	15.68%	15,243
2008	13.847446	10.326667	-25.43%	23,140
2007	13.499289	13.847446	2.58%	23,704
2006	12.483991	13.499289	8.13%	20,045
2005	12.203565	12.483991	2.30%	9,729
2004	11.473815	12.203565	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.522736	17.257369	18.83%	9,887
2012	13.148235	14.522736	10.45%	21,404
2011	13.834352	13.148235	-4.96%	21,404
2010	12.626673	13.834352	9.56%	67,092
2009	10.453828	12.626673	20.79%	67,092
2008	15.692672	10.453828	-33.38%	67,092
2007	15.227391	15.692672	3.06%	67,601
2006	13.690198	15.227391	11.23%	67,601
2005	13.166672	13.690198	3.98%	39,181
2004	12.096924	13.166672	8.84%	2,552
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
2010	11.442840	12.057428	5.37%	0
2009	10.286673	11.442840	11.24%	0
2008	12.470094	10.286673	-17.51%	7,748
2007	12.133582	12.470094	2.77%	9,218
2006	11.524270	12.133582	5.29%	9,218
2005	11.357949	11.524270	1.46%	9,218
2004	10.915663	11.357949	4.05%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
2010	12.784563	13.471332	5.37%	0
2009*	10.000000	12.784563	27.85%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
2010	14.451126	17.709243	22.55%	0
2009	10.882728	14.451126	32.79%	0
2008	17.641031	10.882728	-38.31%	0
2007	16.893707	17.641031	4.42%	0
2006	15.831280	16.893707	6.71%	1,480
2005	14.543012	15.831280	8.86%	1,479
2004	12.941316	14.543012	12.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.693441	8.441332	-2.90%	641
2012	8.953798	8.693441	-2.91%	576
2011	9.220462	8.953798	-2.89%	1,813
2010	9.495826	9.220462	-2.90%	1,774
2009	9.775327	9.495826	-2.86%	1,942
2008	9.864687	9.775327	-0.91%	1,695
2007	9.696233	9.864687	1.74%	4,451
2006	9.552274	9.696233	1.51%	484
2005	9.581141	9.552274	-0.30%	0
2004	9.787876	9.581141	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
2010	10.732479	11.524698	7.38%	0
2009	8.886341	10.732479	20.78%	0
2008	11.065126	8.886341	-19.69%	0
2007	10.893552	11.065126	1.58%	0
2006	10.700276	10.893552	1.81%	0
2005	10.783870	10.700276	-0.78%	0
2004	10.424765	10.783870	3.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.632848	10.149421	17.57%	1,222
2013	8.632848	10.149421	17.57%	1,222
2012	7.696693	8.632848	12.16%	1,315
2011	8.770226	7.696693	-12.24%	4,856
2010	7.936278	8.770226	10.51%	4,970
2009	6.005004	7.936278	32.16%	7,590
2008*	10.000000	6.005004	-39.95%	7,138

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
2010	13.353625	13.731036	2.83%	0
2009	10.619030	13.353625	25.75%	0
2008	20.435011	10.619030	-48.04%	0
2007	20.493766	20.435011	-0.29%	0
2006	17.241481	20.493766	18.86%	0
2005	15.882898	17.241481	8.55%	0
2004	13.630908	15.882898	16.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.297566	12.135011	30.52%	595
2012	8.245085	9.297566	12.76%	648
2011	8.774456	8.245085	-6.03%	2,573
2010	7.833226	8.774456	12.02%	2,854
2009	6.236584	7.833226	25.60%	4,149
2008*	10.000000	6.236584	-37.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
2010	7.701118	8.431081	9.48%	0
2009	6.224807	7.701118	23.72%	0
2008*	10.000000	6.224807	-37.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.593417	12.911677	34.59%	610
2012	8.618481	9.593417	11.31%	719
2011	9.288845	8.618481	-7.22%	2,866
2010	7.563927	9.288845	22.80%	3,194
2009	6.147883	7.563927	23.03%	3,680
2008*	10.000000	6.147883	-38.52%	3,674
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.448424	13.765312	31.75%	616
2012	9.249337	10.448424	12.96%	731
2011	9.751416	9.249337	-5.15%	2,894
2010	8.394383	9.751416	16.17%	3,011
2009	6.626131	8.394383	26.69%	3,324
2008*	10.000000	6.626131	-33.74%	5,772

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
2010	9.686332	11.766965	21.48%	0
2009	7.843310	9.686332	23.50%	0
2008	15.109742	7.843310	-48.09%	0
2007	14.213183	15.109742	6.31%	0
2006	14.212372	14.213183	0.01%	0
2005	13.584600	14.212372	4.62%	0
2004	12.362310	13.584600	9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
2010	13.661520	16.777758	22.81%	0
2009	11.178764	13.661520	22.21%	0
2008	17.006506	11.178764	-34.27%	0
2007	18.882526	17.006506	-9.94%	0
2006	16.605827	18.882526	13.71%	0
2005	16.637516	16.605827	-0.19%	0
2004	14.645102	16.637516	13.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
2010	13.963095	16.945440	21.36%	0
2009	10.697141	13.963095	30.53%	0
2008	17.872169	10.697141	-40.15%	667
2007	18.066722	17.872169	-1.08%	608
2006	16.648325	18.066722	8.52%	270
2005	15.306215	16.648325	8.77%	0
2004	13.270446	15.306215	15.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.448042	15.808910	27.00%	1,011
2012	11.261292	12.448042	10.54%	1,122
2011	11.553244	11.261292	-2.53%	4,396
2010	10.508449	11.553244	9.94%	4,895
2009	8.619485	10.508449	21.92%	6,111
2008	15.204239	8.619485	-43.31%	7,969
2007	14.515092	15.204239	4.75%	6,729
2006	13.180964	14.515092	10.12%	1,664
2005	12.680737	13.180964	3.94%	0
2004	11.922694	12.680737	6.36%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
2010	6.999263	8.823372	26.06%	0
2009	5.523160	6.999263	26.73%	0
2008*	10.000000	5.523160	-44.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
2010	10.140526	10.084728	-0.55%	0
2009	9.750146	10.140526	4.00%	0
2008*	10.000000	9.750146	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.433297	24.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.029123	15.193637	16.61%	871
2012	11.223325	13.029123	16.09%	969
2011	13.198232	11.223325	-14.96%	3,551
2010	12.781023	13.198232	3.26%	3,461
2009*	10.000000	12.781023	27.81%	4,894
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.190931	8.979433	-2.30%	1,855
2012	9.049401	9.190931	1.56%	1,696
2011	9.292097	9.049401	-2.61%	5,405
2010	9.089228	9.292097	2.23%	6,123
2009	8.259826	9.089228	10.04%	7,687
2008	9.826118	8.259826	-15.94%	13,349
2007	9.660236	9.826118	1.72%	13,909
2006	9.546777	9.660236	1.19%	2,425
2005	9.691239	9.546777	-1.49%	0
2004	9.903507	9.691239	-2.14%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	11.053852	15.653268	41.61%	0
2012	10.461895	11.053852	5.66%	0
2011	10.889210	10.461895	-3.92%	0
2010	9.375435	10.889210	16.15%	0
2009	7.865721	9.375435	19.19%	0
2008	13.384456	7.865721	-41.23%	0
2007	13.715880	13.384456	-2.42%	0
2006	13.419688	13.715880	2.21%	0
2005	13.430116	13.419688	-0.08%	0
2004	12.362790	13.430116	8.63%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
2010	11.987813	14.300964	19.30%	0
2009	9.393754	11.987813	27.61%	0
2008	15.976650	9.393754	-41.20%	0
2007	15.292170	15.976650	4.48%	7,678
2006	13.849765	15.292170	10.41%	1,744
2005	13.346916	13.849765	3.77%	0
2004	12.134069	13.346916	10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
2010	16.472439	18.506920	12.35%	0
2009	12.173602	16.472439	35.31%	0
2008	21.012505	12.173602	-42.06%	0
2007	20.402828	21.012505	2.99%	0
2006	17.901961	20.402828	13.97%	0
2005	16.162460	17.901961	10.76%	0
2004	14.001678	16.162460	15.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.405208	17.108969	27.63%	945
2012	11.839902	13.405208	13.22%	1,023
2011	12.231258	11.839902	-3.20%	4,143
2010	10.875163	12.231258	12.47%	4,625
2009	8.750421	10.875163	24.28%	5,518
2008	14.684251	8.750421	-40.41%	7,062
2007	14.522344	14.684251	1.11%	6,523
2006	13.031540	14.522344	11.44%	1,661
2005	12.690995	13.031540	2.68%	0
2004	11.974785	12.690995	5.98%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
2010	14.272418	17.054243	19.49%	0
2009	10.738257	14.272418	32.91%	0
2008	17.839431	10.738257	-39.81%	1,597
2007	18.634685	17.839431	-4.27%	1,191
2006	16.736436	18.634685	11.34%	260
2005	15.708576	16.736436	6.54%	0
2004	13.574057	15.708576	15.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
2010	10.752746	11.419466	6.20%	0
2009*	10.000000	10.752746	7.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.141266	10.793047	-3.13%	610
2012	10.850965	11.141266	2.68%	551
2011	11.062643	10.850965	-1.91%	1,781
2010	10.831352	11.062643	2.14%	2,042
2009*	10.000000	10.831352	8.31%	2,501
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.521328	9.990742	-5.04%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.309439	16.217101	31.75%	0
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
2010	10.347283	11.492056	11.06%	0
2009	8.209043	10.347283	26.05%	0
2008	13.791800	8.209043	-40.48%	0
2007	15.119153	13.791800	-8.78%	0
2006	13.432161	15.119153	12.56%	0
2005	13.144882	13.432161	2.19%	0
2004	12.183573	13.144882	7.89%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
2010	13.257416	14.163989	6.84%	0
2009	10.954894	13.257416	21.02%	0
2008	20.130464	10.954894	-45.58%	0
2007	19.134074	20.130464	5.21%	0
2006	15.427356	19.134074	24.03%	0
2005	14.159595	15.427356	8.95%	0
2004	12.549818	14.159595	12.83%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.885920	17.983694	39.56%	0
2012	11.618559	12.885920	10.91%	0
2011	14.564768	11.618559	-20.23%	0
2010	12.416879	14.564768	17.30%	0
2009	7.802199	12.416879	59.15%	0
2008	12.761582	7.802199	-38.86%	0
2007	12.457162	12.761582	2.44%	0
2006	12.166878	12.457162	2.39%	0
2005	11.854318	12.166878	2.64%	0
2004	11.623350	11.854318	1.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
2010*	10.000000	10.430925	4.31%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
2010	9.692062	10.056502	3.76%	0
2009	9.125449	9.692062	6.21%	0
2008	10.495392	9.125449	-13.05%	8,741
2007	10.274400	10.495392	2.15%	9,402
2006	10.216599	10.274400	0.57%	1,599
2005	10.122660	10.216599	0.93%	0
2004	10.016986	10.122660	1.05%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
2010	16.738575	17.836684	6.56%	0
2009	13.248647	16.738575	26.34%	0
2008	16.048567	13.248647	-17.45%	0
2007	15.536948	16.048567	3.29%	0
2006	14.439659	15.536948	7.60%	0
2005	13.260395	14.439659	8.89%	0
2004	12.405989	13.260395	6.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0
2010	12.188880	15.004507	23.10%	0
2009	8.223678	12.188880	48.22%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
2010	10.360313	11.341816	9.47%	0
2009	8.870277	10.360313	16.80%	0
2008	15.412659	8.870277	-42.45%	0
2007	15.147501	15.412659	1.75%	0
2006	13.340748	15.147501	13.54%	0
2005	13.141080	13.340748	1.52%	0
2004	12.174249	13.141080	7.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
2010	15.207120	18.683316	22.86%	0
2009	10.983930	15.207120	38.45%	0
2008	17.615800	10.983930	-37.65%	0
2007	17.881134	17.615800	-1.48%	0
2006	16.132048	17.881134	10.84%	0
2005	15.587227	16.132048	3.50%	0
2004	13.488105	15.587227	15.56%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.802726	11.371387	-11.18%	802
2012	12.285449	12.802726	4.21%	1,215
2011	11.327333	12.285449	8.46%	1,292
2010	11.103185	11.327333	2.02%	1,695
2009	10.380351	11.103185	6.96%	1,551
2008	10.868544	10.380351	-4.49%	111
2007	10.229535	10.868544	6.25%	138
2006	10.374932	10.229535	-1.40%	0
2005	10.524947	10.374932	-1.43%	0
2004	10.249311	10.524947	2.69%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
2010	10.744753	11.873445	10.50%	0
2009	9.400587	10.744753	14.30%	0
2008	14.841066	9.400587	-36.66%	0
2007	15.361347	14.841066	-3.39%	0
2006	13.548825	15.361347	13.38%	0
2005	13.356098	13.548825	1.44%	0
2004	12.224760	13.356098	9.25%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.166219	17.859368	26.07%	334
2012	12.559710	14.166219	12.79%	544
2011	13.050752	12.559710	-3.76%	658
2010	11.302333	13.050752	15.47%	784
2009	8.972003	11.302333	25.97%	764
2008	12.246723	8.972003	-26.74%	0
2007	12.934852	12.246723	-5.32%	0
2006	11.084819	12.934852	16.69%	0
2005*	10.000000	11.084819	10.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
2010	11.936936	12.715829	6.53%	0
2009*	10.000000	11.936936	19.37%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.097654	20.98%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	19.026216	25.983514	36.57%	130
2012	16.939286	19.026216	12.32%	146
2011	17.355502	16.939286	-2.40%	166
2010	14.211975	17.355502	22.12%	163
2009	11.712790	14.211975	21.34%	0
2008	17.470354	11.712790	-32.96%	0
2007	18.123187	17.470354	-3.60%	0
2006	16.320582	18.123187	11.04%	0
2005	15.680816	16.320582	4.08%	0
2004	13.256138	15.680816	18.29%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
2010	11.038042	12.269969	11.16%	0
2009	9.023432	11.038042	22.33%	0
2008	14.834721	9.023432	-39.17%	0
2007	14.561317	14.834721	1.88%	0
2006	13.022426	14.561317	11.82%	0
2005	12.847460	13.022426	1.36%	0
2004	11.996017	12.847460	7.10%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.166131	16.611490	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
2010	11.247681	12.558464	11.65%	0
2009	9.481823	11.247681	18.62%	0
2008	13.902607	9.481823	-31.80%	0
2007	13.408775	13.902607	3.68%	0
2006	11.888318	13.408775	12.79%	0
2005	11.764206	11.888318	1.05%	0
2004	11.566955	11.764206	1.71%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
2010	8.886957	11.283039	26.96%	0
2009	7.281240	8.886957	22.05%	0
2008	12.057371	7.281240	-39.61%	0
2007	14.005971	12.057371	-13.91%	0
2006	13.939809	14.005971	0.47%	0
2005	13.606201	13.939809	2.45%	0
2004	12.625221	13.606201	7.77%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.677881	13.159762	12.69%	0
2012	10.937068	11.677881	6.77%	0
2011	11.925825	10.937068	-8.29%	0
2010	10.873620	11.925825	9.68%	0
2009	9.891948	10.873620	9.92%	0
2008	14.492745	9.891948	-31.75%	0
2007	13.622285	14.492745	6.39%	0
2006	12.122027	13.622285	12.38%	0
2005	12.281237	12.122027	-1.30%	0
2004	11.814494	12.281237	3.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
2010	10.540861	11.077235	5.09%	0
2009	9.039193	10.540861	16.61%	178
2008	10.074911	9.039193	-10.28%	178
2007	9.875201	10.074911	2.02%	178
2006	9.790765	9.875201	0.86%	178
2005	9.988969	9.790765	-1.98%	178
2004	9.961892	9.988969	0.27%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
2010	10.346352	11.301093	9.23%	0
2009	8.600533	10.346352	20.30%	0
2008	11.842950	8.600533	-27.38%	0
2007	11.256789	11.842950	5.21%	0
2006	10.584006	11.256789	6.36%	0
2005*	10.000000	10.584006	5.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.959212	13.421192	12.22%	7,725
2012	10.898991	11.959212	9.73%	8,439
2011	11.370767	10.898991	-4.15%	9,217
2010	10.247749	11.370767	10.96%	0
2009	8.214207	10.247749	24.76%	0
2008	12.595796	8.214207	-34.79%	0
2007	11.804171	12.595796	6.71%	0
2006	10.887542	11.804171	8.42%	0
2005*	10.000000	10.887542	8.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
2010	10.010798	11.259598	12.47%	0
2009	7.863376	10.010798	27.31%	0
2008	13.105532	7.863376	-40.00%	0
2007	12.158832	13.105532	7.79%	0
2006	11.093553	12.158832	9.60%	0
2005*	10.000000	11.093553	10.94%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
2010	13.429619	15.530660	15.64%	0
2009	9.377000	13.429619	43.22%	0
2008	21.193040	9.377000	-55.75%	0
2007	14.996100	21.193040	41.32%	0
2006	13.249240	14.996100	13.18%	0
2005*	10.000000	13.249240	32.49%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.643821	16.926336	24.06%	409
2012	12.010980	13.643821	13.59%	611
2011	12.294836	12.010980	-2.31%	1,525
2010	11.023801	12.294836	11.53%	1,955
2009	8.745475	11.023801	26.05%	1,875
2008	15.758756	8.745475	-44.50%	1,019
2007	16.036397	15.758756	-1.73%	1,019
2006	13.776764	16.036397	16.40%	256
2005	13.445300	13.776764	2.47%	0
2004	12.454790	13.445300	7.95%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.204731	17.429043	31.99%	285
2012	11.893924	13.204731	11.02%	303
2011	12.258690	11.893924	-2.98%	393
2010	10.197575	12.258690	20.21%	534
2009	8.211254	10.197575	24.19%	512
2008	16.058683	8.211254	-48.87%	0
2007	13.065942	16.058683	22.90%	0
2006	12.631845	13.065942	3.44%	0
2005	12.335850	12.631845	2.40%	0
2004	12.325979	12.335850	0.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.912207	11.321710	-4.96%	1,929
2012	11.623822	11.912207	2.48%	1,655
2011	11.188955	11.623822	3.89%	2,177
2010	10.719871	11.188955	4.38%	2,389
2009	9.565856	10.719871	12.06%	2,761
2008	10.210067	9.565856	-6.31%	2,502
2007	10.109218	10.210067	1.00%	2,307
2006	10.001915	10.109218	1.07%	0
2005	10.113473	10.001915	-1.10%	0
2004	10.001808	10.113473	1.12%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.260371	29.353423	31.86%	241
2012	20.022757	22.260371	11.18%	363
2011	23.142005	20.022757	-13.48%	642
2010	18.545822	23.142005	24.78%	789
2009	13.673755	18.545822	35.63%	806
2008	23.330893	13.673755	-41.39%	314
2007	20.846437	23.330893	11.92%	314
2006	19.108331	20.846437	9.10%	91
2005	16.681794	19.108331	14.55%	0
2004	13.788746	16.681794	20.98%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
2010	15.732891	17.228193	9.50%	0
2009	12.843609	15.732891	22.50%	0
2008	23.616929	12.843609	-45.62%	0
2007	20.792856	23.616929	13.58%	0
2006	18.190186	20.792856	14.31%	0
2005	15.777797	18.190186	15.29%	0
2004	14.347105	15.777797	9.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.170172	14.109752	26.32%	0
2012	9.556182	11.170172	16.89%	238
2011	11.919092	9.556182	-19.82%	244
2010	10.884931	11.919092	9.50%	212
2009	8.887394	10.884931	22.48%	210
2008	16.338025	8.887394	-45.60%	0
2007	14.383473	16.338025	13.59%	0
2006	12.578753	14.383473	14.35%	0
2005	10.914304	12.578753	15.25%	0
2004*	10.000000	10.914304	9.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
2010	13.349617	16.368620	22.61%	0
2009	8.752932	13.349617	52.52%	0
2008	18.516014	8.752932	-52.73%	0
2007	18.097253	18.516014	2.31%	0
2006	16.072781	18.097253	12.60%	0
2005	16.167524	16.072781	-0.59%	0
2004	14.633668	16.167524	10.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
2010	8.247327	8.824946	7.00%	0
2009	6.524265	8.247327	26.41%	0
2008*	10.000000	6.524265	-34.76%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	2,577
2010	9.945531	10.875549	9.35%	2,577
2009	7.557529	9.945531	31.60%	2,577
2008	11.070676	7.557529	-31.73%	2,577
2007	10.995917	11.070676	0.68%	2,577
2006*	10.000000	10.995917	9.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
2010	11.261494	13.185883	17.09%	268
2009	9.888752	11.261494	13.88%	268
2008	13.977841	9.888752	-29.25%	268
2007	14.803007	13.977841	-5.57%	268
2006	13.021890	14.803007	13.68%	268
2005	12.972076	13.021890	0.38%	0
2004	12.041853	12.972076	7.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.396638	25.646554	32.22%	329
2012	16.883082	19.396638	14.89%	390
2011	18.075008	16.883082	-6.59%	484
2010	14.524650	18.075008	24.44%	454
2009	11.587771	14.524650	25.34%	672
2008	17.826620	11.587771	-35.00%	32
2007	18.819567	17.826620	-5.28%	32
2006	16.575282	18.819567	13.54%	0
2005	15.701020	16.575282	5.57%	0
2004	13.073524	15.701020	20.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
2010	16.234058	17.080075	5.21%	0
2009	12.206040	16.234058	33.00%	0
2008	21.095943	12.206040	-42.14%	0
2007	18.830000	21.095943	12.03%	0
2006	15.974763	18.830000	17.87%	0
2005	14.939663	15.974763	6.93%	0
2004	12.987233	14.939663	15.03%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.797483	-2.03%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.770497	11.654435	19.28%	0
2012	8.828987	9.770497	10.66%	0
2011	10.285205	8.828987	-14.16%	0
2010*	10.000000	10.285205	2.85%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
2010*	10.000000	11.257791	12.58%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.629743	12.766732	32.58%	0
2012*	10.000000	9.629743	-3.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
2010	11.728801	12.370586	5.47%	0
2009*	10.000000	11.728801	17.29%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
2010	13.520837	14.187641	4.93%	0
2009	11.093626	13.520837	21.88%	0
2008	13.618144	11.093626	-18.54%	0
2007	12.725213	13.618144	7.02%	0
2006	11.874220	12.725213	7.17%	0
2005	11.363538	11.874220	4.49%	0
2004	10.812225	11.363538	5.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	145
2011	16.036578	14.483944	-9.68%	168
2010	15.518248	16.036578	3.34%	156
2009	10.950772	15.518248	41.71%	149
2008	20.263125	10.950772	-45.96%	0
2007	15.283153	20.263125	32.58%	0
2006	14.430909	15.283153	5.91%	0
2005	13.209490	14.430909	9.25%	0
2004	11.537740	13.209490	14.49%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
2010	28.199008	34.215049	21.33%	0
2009	16.225789	28.199008	73.79%	0
2008	35.001727	16.225789	-53.64%	0
2007	28.176324	35.001727	24.22%	0
2006	19.798149	28.176324	42.32%	0
2005	15.459824	19.798149	28.06%	0
2004	13.421543	15.459824	15.19%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.508624	17.050549	26.22%	0
2012	11.929890	13.508624	13.23%	0
2011	12.246427	11.929890	-2.58%	0
2010	11.251171	12.246427	8.85%	0
2009	8.334631	11.251171	34.99%	0
2008	13.628254	8.334631	-38.84%	0
2007	12.650097	13.628254	7.73%	0
2006	12.146358	12.650097	4.15%	0
2005	12.006977	12.146358	1.16%	0
2004	11.351938	12.006977	5.77%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.479697	20.371057	31.60%	1,052
2012	13.765075	15.479697	12.46%	1,131
2011	14.249096	13.765075	-3.40%	1,538
2010	13.201211	14.249096	7.94%	1,638
2009	11.108494	13.201211	18.84%	1,756
2008	17.019407	11.108494	-34.73%	260
2007	16.301638	17.019407	4.40%	260
2006	13.937597	16.301638	16.96%	260
2005	13.487721	13.937597	3.34%	134
2004	12.103214	13.487721	11.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
2010*	10.000000	10.630310	6.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.914229	12.451671	25.59%	0
2012	8.978923	9.914229	10.42%	0
2011*	10.000000	8.978923	-10.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.634636	18.701629	27.79%	752
2012	13.177002	14.634636	11.06%	967
2011	13.511004	13.177002	-2.47%	1,299
2010	12.303317	13.511004	9.82%	1,712
2009*	10.000000	12.303317	23.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.405108	12.449653	19.65%	5,098
2012	9.265823	10.405108	12.30%	40,938
2011	9.458974	9.265823	-2.04%	97,248
2010	8.700707	9.458974	8.72%	101,469
2009	7.264272	8.700707	19.77%	97,160
2008	10.659268	7.264272	-31.85%	33,239
2007	10.349455	10.659268	2.99%	1,333
2006*	10.000000	10.349455	3.49%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.568072	9.992309	-5.45%	5,970
2012	10.374831	10.568072	1.86%	39,460
2011	10.110563	10.374831	2.61%	86,562
2010	9.829046	10.110563	2.86%	87,392
2009	9.030547	9.829046	8.84%	83,338
2008	10.324324	9.030547	-12.53%	27,131
2007	10.331751	10.324324	-0.07%	1,591
2006*	10.000000	10.331751	3.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.873755	13.575713	24.85%	518
2012	9.177887	10.873755	18.48%	556
2011	10.427119	9.177887	-11.98%	774
2010	9.652957	10.427119	8.02%	906
2009	7.024053	9.652957	37.43%	813
2008	11.795350	7.024053	-40.45%	77
2007	10.628974	11.795350	10.97%	69
2006*	10.000000	10.628974	6.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.725228	12.233264	25.79%	406
2012	8.536060	9.725228	13.93%	430
2011	9.227632	8.536060	-7.49%	542
2010	8.044331	9.227632	14.71%	695
2009	5.972555	8.044331	34.69%	639
2008	11.032346	5.972555	-45.86%	418
2007	10.160608	11.032346	8.58%	417
2006*	10.000000	10.160608	1.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.581655	11.074460	29.05%	6,083
2012	7.554132	8.581655	13.60%	51,251
2011	7.961278	7.554132	-5.11%	122,234
2010	7.391819	7.961278	7.70%	125,459
2009	5.827888	7.391819	26.84%	118,670
2008	9.696228	5.827888	-39.90%	42,300
2007*	10.000000	9.696228	-3.04%	1,490
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
2010	12.310412	13.519013	9.82%	0
2009	8.687912	12.310412	41.70%	0
2008	12.431832	8.687912	-30.12%	0
2007	12.422370	12.431832	0.08%	0
2006	11.571819	12.422370	7.35%	0
2005	11.645370	11.571819	-0.63%	0
2004	10.898830	11.645370	6.85%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.896274	18.247352	31.31%	470
2012	12.117727	13.896274	14.68%	694
2011	12.812008	12.117727	-5.42%	987
2010	11.434918	12.812008	12.04%	966
2009	9.185790	11.434918	24.48%	923
2008	15.077383	9.185790	-39.08%	960
2007	15.954173	15.077383	-5.50%	1,721
2006	14.224408	15.954173	12.16%	556
2005	14.098420	14.224408	0.89%	657
2004	12.407007	14.098420	13.63%	763
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
2010	7.499626	8.398399	11.98%	0
2009	5.051912	7.499626	48.45%	0
2008*	10.000000	5.051912	-49.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.385881	12.620976	34.47%	1,614
2012	8.683396	9.385881	8.09%	1,809
2011	9.248876	8.683396	-6.11%	2,343
2010	7.712537	9.248876	19.92%	2,329
2009	6.053915	7.712537	27.40%	3,134
2008*	10.000000	6.053915	-39.46%	3,522
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
2010	7.881493	8.793176	11.57%	0
2009	6.285846	7.881493	25.38%	0
2008*	10.000000	6.285846	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.069378	11.204757	11.28%	9,021
2012	9.342781	10.069378	7.78%	6,921
2011	9.757394	9.342781	-4.25%	12,061
2010	9.106238	9.757394	7.15%	17,644
2009	7.830834	9.106238	16.29%	17,644
2008*	10.000000	7.830834	-21.69%	15,646
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.666940	11.375106	17.67%	14,197
2012	8.765587	9.666940	10.28%	14,197
2011	9.354005	8.765587	-6.29%	14,197
2010	8.575706	9.354005	9.08%	14,197
2009	7.116676	8.575706	20.50%	14,197
2008*	10.000000	7.116676	-28.83%	14,197

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
2010	9.837140	10.196272	3.65%	2,394
2009	8.968382	9.837140	9.69%	2,394
2008*	10.000000	8.968382	-10.32%	2,394
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.841578	8.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.878328	11.293930	14.33%	18,899
2012	9.058725	9.878328	9.05%	18,899
2011	9.556419	9.058725	-5.21%	18,899
2010	8.841397	9.556419	8.09%	18,899
2009	7.470529	8.841397	18.35%	18,899
2008*	10.000000	7.470529	-25.29%	3,768
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
2010	8.301406	9.129130	9.97%	0
2009	6.757645	8.301406	22.84%	0
2008*	10.000000	6.757645	-32.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.251953	11.067757	7.96%	19,762
2012	9.600104	10.251953	6.79%	85,066
2011	9.918080	9.600104	-3.21%	85,066
2010	9.372723	9.918080	5.82%	91,086
2009	8.206613	9.372723	14.21%	78,582
2008*	10.000000	8.206613	-17.93%	67,101
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.425398	10.852282	-5.02%	576
2012	10.953884	11.425398	4.30%	516
2011	10.623168	10.953884	3.11%	1,014
2010	10.251186	10.623168	3.63%	1,093
2009	9.727046	10.251186	5.39%	1,088
2008*	10.000000	9.727046	-2.73%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
2010	10.998366	11.540082	4.93%	0
2009	9.732814	10.998366	13.00%	0
2008*	10.000000	9.732814	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
2010	28.468353	32.026073	12.50%	0
2009	17.986185	28.468353	58.28%	0
2008	44.056913	17.986185	-59.18%	0
2007	31.270657	44.056913	40.89%	0
2006	23.635117	31.270657	32.31%	0
2005	18.401538	23.635117	28.44%	0
2004	15.743263	18.401538	16.89%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.389408	10.605093	-6.89%	1,754
2012	11.388372	11.389408	0.01%	1,468
2011	10.939817	11.388372	4.10%	2,031
2010	10.757886	10.939817	1.69%	2,213
2009	10.794645	10.757886	-0.34%	2,883
2008	10.325586	10.794645	4.54%	3,317
2007	9.930258	10.325586	3.98%	2,319
2006	9.900449	9.930258	0.30%	180
2005	9.878155	9.900449	0.23%	180
2004	9.856856	9.878155	0.22%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
2010	6.782490	7.438545	9.67%	0
2009	5.398697	6.782490	25.63%	0
2008*	10.000000	5.398697	-46.01%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
2010	7.863469	8.196310	4.23%	0
2009	6.300121	7.863469	24.81%	0
2008	11.407677	6.300121	-44.77%	0
2007	10.747304	11.407677	6.14%	0
2006*	10.000000	10.747304	7.47%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.986536	18.507698	23.50%	38,392
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	293
2010	12.845101	14.290209	11.25%	293
2009	10.404875	12.845101	23.45%	404
2008	16.976565	10.404875	-38.71%	741
2007	16.511643	16.976565	2.82%	942
2006	14.556624	16.511643	13.43%	16,784
2005	13.895611	14.556624	4.76%	16,990
2004	12.556618	13.895611	10.66%	17,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.639219	13.913079	10.08%	15,803
2012	11.906755	12.639219	6.15%	1,302
2011	12.160286	11.906755	-2.08%	18,264
2010	11.409906	12.160286	6.58%	22,136
2009*	10.000000	11.409906	14.10%	7,342
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
2010	11.963087	13.007207	8.73%	0
2009*	10.000000	11.963087	19.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
2010	10.776653	11.075116	2.77%	0
2009	10.179431	10.776653	5.87%	0
2008	11.161125	10.179431	-8.80%	0
2007	10.914890	11.161125	2.26%	0
2006	10.592776	10.914890	3.04%	0
2005	10.564498	10.592776	0.27%	0
2004	10.401676	10.564498	1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.541180	5.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.628667	6.29%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	27,729
2010	11.905037	12.815020	7.64%	29,972
2009	10.296586	11.905037	15.62%	32,299
2008	13.814220	10.296586	-25.46%	33,384
2007	13.473882	13.814220	2.53%	32,962
2006	12.466888	13.473882	8.08%	18,332
2005	12.193093	12.466888	2.25%	18,448
2004	11.469885	12.193093	6.31%	18,272
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	6,166
2011	13.779807	13.089677	-5.01%	6,517
2010	12.583364	13.779807	9.51%	6,697
2009	10.423335	12.583364	20.72%	6,858
2008	15.654976	10.423335	-33.42%	8,317
2007	15.198681	15.654976	3.00%	8,609
2006	13.671407	15.198681	11.17%	8,861
2005	13.155358	13.671407	3.92%	1,408
2004	12.092762	13.155358	8.79%	1,636
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	7,093
2011	12.009887	11.896832	-0.94%	42,541
2010	11.403598	12.009887	5.32%	46,316
2009	10.256676	11.403598	11.18%	18,521
2008	12.440137	10.256676	-17.55%	18,884
2007	12.110717	12.440137	2.72%	19,581
2006	11.508453	12.110717	5.23%	675
2005	11.348188	11.508453	1.41%	797
2004	10.911909	11.348188	4.00%	926
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.638154	19.361491	32.27%	211
2012	12.737563	14.638154	14.92%	396
2011	13.459779	12.737563	-5.37%	573
2010	12.780169	13.459779	5.32%	910
2009*	10.000000	12.780169	27.80%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	142
2010	14.401560	17.639428	22.48%	142
2009	10.850989	14.401560	32.72%	195
2008	17.598661	10.850989	-38.34%	358
2007	16.861860	17.598661	4.37%	455
2006	15.809563	16.861860	6.66%	550
2005	14.530524	15.809563	8.80%	650
2004	12.936875	14.530524	12.32%	755
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.649160	8.394012	-2.95%	332
2012	8.912792	8.649160	-2.96%	411
2011	9.182953	8.912792	-2.94%	930
2010	9.462068	9.182953	-2.95%	1,039
2009	9.745594	9.462068	-2.91%	911
2008	9.839750	9.745594	-0.96%	433
2007	9.676733	9.839750	1.68%	583
2006	9.537960	9.676733	1.45%	0
2005	9.571698	9.537960	-0.35%	0
2004	9.783266	9.571698	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.809876	12.292154	-4.04%	759
2012	11.759651	12.809876	8.93%	655
2011	11.479278	11.759651	2.44%	823
2010	10.695682	11.479278	7.33%	1,109
2009	8.860434	10.695682	20.71%	1,034
2008	11.038560	8.860434	-19.73%	128
2007	10.873019	11.038560	1.52%	132
2006	10.685595	10.873019	1.75%	0
2005	10.774600	10.685595	-0.83%	0
2004	10.421178	10.774600	3.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.612093	10.119803	17.51%	2,281
2013	8.612093	10.119803	17.51%	2,281
2012	7.682149	8.612093	12.11%	2,327
2011	8.758166	7.682149	-12.29%	2,671
2010	7.929440	8.758166	10.45%	2,470
2009	6.002927	7.929440	32.09%	2,957
2008*	10.000000	6.002927	-39.97%	3,148

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.602595	14.805548	17.48%	0
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
2010	13.307826	13.676901	2.77%	0
2009	10.588073	13.307826	25.69%	0
2008	20.385962	10.588073	-48.06%	0
2007	20.455168	20.385962	-0.34%	0
2006	17.217846	20.455168	18.80%	0
2005	15.869263	17.217846	8.50%	0
2004	13.626227	15.869263	16.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.275219	12.099609	30.45%	783
2012	8.229519	9.275219	12.71%	811
2011	8.762396	8.229519	-6.08%	1,266
2010	7.826491	8.762396	11.96%	1,284
2009	6.234432	7.826491	25.54%	1,849
2008*	10.000000	6.234432	-37.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.756815	11.475503	31.05%	0
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	129
2010	7.694492	8.419505	9.42%	117
2009	6.222654	7.694492	23.65%	116
2008*	10.000000	6.222654	-37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.570396	12.874062	34.52%	906
2012	8.602231	9.570396	11.25%	1,017
2011	9.276101	8.602231	-7.26%	1,348
2010	7.557429	9.276101	22.74%	1,338
2009	6.145756	7.557429	22.97%	1,648
2008*	10.000000	6.145756	-38.54%	1,096
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.423313	13.725158	31.68%	1,038
2012	9.231865	10.423313	12.91%	1,168
2011	9.738001	9.231865	-5.20%	1,717
2010	8.387155	9.738001	16.11%	1,672
2009	6.623845	8.387155	26.62%	1,801
2008*	10.000000	6.623845	-33.76%	2,269

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
2010	9.653116	11.720584	21.42%	0
2009	7.820439	9.653116	23.43%	0
2008	15.073468	7.820439	-48.12%	0
2007	14.186413	15.073468	6.25%	0
2006	14.192893	14.186413	-0.05%	0
2005	13.572952	14.192893	4.57%	0
2004	12.358072	13.572952	9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
2010	13.614638	16.711580	22.75%	0
2009	11.146145	13.614638	22.15%	0
2008	16.965669	11.146145	-34.30%	0
2007	18.846948	16.965669	-9.98%	0
2006	16.583045	18.846948	13.65%	0
2005	16.623226	16.583045	-0.24%	0
2004	14.640063	16.623226	13.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.254866	23.537007	36.41%	212
2012	15.430929	17.254866	11.82%	349
2011	16.878617	15.430929	-8.58%	438
2010	13.915191	16.878617	21.30%	506
2009	10.665943	13.915191	30.46%	485
2008	17.829253	10.665943	-40.18%	98
2007	18.032670	17.829253	-1.13%	0
2006	16.625491	18.032670	8.46%	0
2005	15.293080	16.625491	8.71%	0
2004	13.265886	15.293080	15.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.386188	15.722256	26.93%	1,291
2012	11.211129	12.386188	10.48%	1,368
2011	11.507700	11.211129	-2.58%	1,936
2010	10.472423	11.507700	9.89%	1,924
2009	8.594355	10.472423	21.85%	2,337
2008	15.167735	8.594355	-43.34%	2,872
2007	14.487740	15.167735	4.69%	2,402
2006	13.162881	14.487740	10.07%	621
2005	12.669858	13.162881	3.89%	734
2004	11.918603	12.669858	6.30%	853

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
2010	6.993235	8.811246	26.00%	0
2009	5.521244	6.993235	26.66%	0
2008*	10.000000	5.521244	-44.79%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.567863	15.68%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.947194	9.663913	-2.85%	675
2012	9.901468	9.947194	0.46%	836
2011	10.070888	9.901468	-1.68%	806
2010	10.131824	10.070888	-0.60%	1,027
2009	9.746788	10.131824	3.95%	884
2008*	10.000000	9.746788	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.429025	24.29%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.004540	15.157163	16.55%	1,572
2012	11.207938	13.004540	16.03%	1,658
2011	13.186917	11.207938	-15.01%	1,948
2010	12.776639	13.186917	3.21%	1,688
2009*	10.000000	12.776639	27.77%	2,208
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.145294	8.930240	-2.35%	611
2012	9.009112	9.145294	1.51%	560
2011	9.255475	9.009112	-2.66%	1,451
2010	9.058055	9.255475	2.18%	1,497
2009	8.235737	9.058055	9.98%	1,476
2008	9.802519	8.235737	-15.98%	2,402
2007	9.642015	9.802519	1.66%	2,102
2006	9.533675	9.642015	1.14%	0
2005	9.682910	9.533675	-1.54%	0
2004	9.900100	9.682910	-2.19%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.998940	15.567491	41.54%	0
2012	10.415289	10.998940	5.60%	0
2011	10.846278	10.415289	-3.97%	0
2010	9.343274	10.846278	16.09%	0
2009	7.842783	9.343274	19.13%	0
2008	13.352322	7.842783	-41.26%	0
2007	13.690037	13.352322	-2.47%	0
2006	13.401289	13.690037	2.15%	0
2005	13.418595	13.401289	-0.13%	0
2004	12.358545	13.418595	8.58%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
2010	11.946702	14.244578	19.23%	0
2009	9.366360	11.946702	27.55%	138
2008	15.938300	9.366360	-41.23%	138
2007	15.263359	15.938300	4.42%	2,447
2006	13.830761	15.263359	10.36%	138
2005	13.335445	13.830761	3.71%	138
2004	12.129890	13.335445	9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
2010	16.415958	18.433980	12.29%	0
2009	12.138109	16.415958	35.24%	0
2008	20.962064	12.138109	-42.09%	0
2007	20.364400	20.962064	2.93%	0
2006	17.877412	20.364400	13.91%	0
2005	16.148596	17.877412	10.71%	0
2004	13.996866	16.148596	15.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.338624	17.015234	27.56%	1,306
2012	11.787170	13.338624	13.16%	1,348
2011	12.183049	11.787170	-3.25%	1,783
2010	10.837882	12.183049	12.41%	1,778
2009	8.724917	10.837882	24.22%	2,142
2008	14.649022	8.724917	-40.44%	2,406
2007	14.494993	14.649022	1.06%	1,867
2006	13.013685	14.494993	11.38%	143
2005	12.680111	13.013685	2.63%	143
2004	11.970677	12.680111	5.93%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
2010	14.223470	16.987013	19.43%	0
2009	10.706939	14.223470	32.84%	0
2008	17.796596	10.706939	-39.84%	602
2007	18.599571	17.796596	-4.32%	375
2006	16.713479	18.599571	11.28%	0
2005	15.695084	16.713479	6.49%	0
2004	13.569384	15.695084	15.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
2010	10.749044	11.409661	6.15%	0
2009*	10.000000	10.749044	7.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.120229	10.767126	-3.18%	802
2012	10.836072	11.120229	2.62%	691
2011	11.053145	10.836072	-1.96%	769
2010	10.827624	11.053145	2.08%	809
2009*	10.000000	10.827624	8.28%	966
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.512293	9.977025	-5.09%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.248259	16.128201	31.68%	0
2012	10.594005	12.248259	15.62%	0
2011	11.446730	10.594005	-7.45%	0
2010	10.311785	11.446730	11.01%	0
2009	8.185103	10.311785	25.98%	0
2008	13.758686	8.185103	-40.51%	0
2007	15.090676	13.758686	-8.83%	0
2006	13.413747	15.090676	12.50%	0
2005	13.133600	13.413747	2.13%	0
2004	12.179388	13.133600	7.83%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
2010	13.211934	14.108140	6.78%	0
2009	10.922951	13.211934	20.96%	0
2008	20.082137	10.922951	-45.61%	0
2007	19.098030	20.082137	5.15%	0
2006	15.406195	19.098030	23.96%	0
2005	14.147445	15.406195	8.90%	0
2004	12.545504	14.147445	12.77%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.821897	17.885123	39.49%	0
2012	11.566800	12.821897	10.85%	0
2011	14.507344	11.566800	-20.27%	0
2010	12.374280	14.507344	17.24%	0
2009	7.779441	12.374280	59.06%	0
2008	12.730935	7.779441	-38.89%	0
2007	12.433676	12.730935	2.39%	0
2006	12.150188	12.433676	2.33%	0
2005	11.844146	12.150188	2.58%	0
2004	11.619356	11.844146	1.93%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
2010*	10.000000	10.427359	4.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	134
2010	9.658856	10.016889	3.71%	141
2009	9.098860	9.658856	6.15%	139
2008	10.470210	9.098860	-13.10%	1,247
2007	10.255045	10.470210	2.10%	1,682
2006	10.202582	10.255045	0.51%	0
2005	10.113961	10.202582	0.88%	0
2004	10.013541	10.113961	1.00%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
2010	16.678336	17.763336	6.51%	0
2009	13.207776	16.678336	26.28%	0
2008	16.007306	13.207776	-17.49%	0
2007	15.505032	16.007306	3.24%	0
2006	14.417397	15.505032	7.54%	0
2005	13.246746	14.417397	8.84%	0
2004	12.399593	13.246746	6.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0
2010	12.156733	14.957237	23.04%	0
2009	8.206204	12.156733	48.14%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
2009	8.844375	10.324736	16.74%	0
2008	15.375622	8.844375	-42.48%	0
2007	15.118942	15.375622	1.70%	0
2006	13.322441	15.118942	13.48%	0
2005	13.129797	13.322441	1.47%	0
2004	12.170062	13.129797	7.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
2009	10.951889	15.154942	38.38%	0
2008	17.573499	10.951889	-37.68%	0
2007	17.847442	17.573499	-1.53%	0
2006	16.109928	17.847442	10.79%	0
2005	15.573848	16.109928	3.44%	0
2004	13.483465	15.573848	15.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
2009	10.348302	11.063202	6.91%	248
2008	10.840574	10.348302	-4.54%	248
2007	10.208498	10.840574	6.19%	248
2006	10.358916	10.208498	-1.45%	357
2005	10.514102	10.358916	-1.48%	504
2004	10.244027	10.514102	2.64%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
2009	9.373178	10.707908	14.24%	0
2008	14.805438	9.373178	-36.69%	0
2007	15.332417	14.805438	-3.44%	0
2006	13.530245	15.332417	13.32%	0
2005	13.344635	13.530245	1.39%	0
2004	12.220559	13.344635	9.20%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
2009	8.955068	11.275194	25.91%	0
2008	12.229905	8.955068	-26.78%	0
2007	12.923783	12.229905	-5.37%	0
2006	11.081032	12.923783	16.63%	0
2005*	10.000000	11.081032	10.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
2009*	10.000000	11.932835	19.33%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.093499	20.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
2009	11.678616	14.163198	21.27%	0
2008	17.428380	11.678616	-32.99%	0
2007	18.089017	17.428380	-3.65%	0
2006	16.298183	18.089017	10.99%	0
2005	15.667349	16.298183	4.03%	0
2004	13.251580	15.667349	18.23%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
2009	8.997099	11.000160	22.26%	0
2008	14.799078	8.997099	-39.21%	0
2007	14.533868	14.799078	1.82%	0
2006	13.004561	14.533868	11.76%	0
2005	12.836430	13.004561	1.31%	0
2004	11.991891	12.836430	7.04%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.095727	16.520424	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
2009	9.454172	11.209100	18.56%	226
2008	13.869227	9.454172	-31.83%	226
2007	13.383510	13.869227	3.63%	238
2006	11.872011	13.383510	12.73%	329
2005	11.754107	11.872011	1.00%	456
2004	11.562979	11.754107	1.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
2009	7.259988	8.856455	21.99%	0
2008	12.028400	7.259988	-39.64%	0
2007	13.979570	12.028400	-13.96%	0
2006	13.920690	13.979570	0.42%	0
2005	13.594518	13.920690	2.40%	0
2004	12.620879	13.594518	7.71%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.619832	13.087598	12.63%	0
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
2010	10.836319	11.878799	9.62%	0
2009	9.863096	10.836319	9.87%	0
2008	14.457937	9.863096	-31.78%	0
2007	13.596609	14.457937	6.33%	0
2006	12.105400	13.596609	12.32%	0
2005	12.270685	12.105400	-1.35%	0
2004	11.810432	12.270685	3.90%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
2009	9.012821	10.504696	16.55%	0
2008	10.050698	9.012821	-10.33%	0
2007	9.856585	10.050698	1.97%	0
2006	9.777323	9.856585	0.81%	0
2005	9.980384	9.777323	-2.03%	0
2004	9.958461	9.980384	0.22%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
2009	8.584292	10.321487	20.24%	0
2008	11.826686	8.584292	-27.42%	0
2007	11.247150	11.826686	5.15%	0
2006	10.580382	11.247150	6.30%	0
2005*	10.000000	10.580382	5.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
2009	8.198691	10.223115	24.69%	0
2008	12.578500	8.198691	-34.82%	0
2007	11.794078	12.578500	6.65%	0
2006	10.883823	11.794078	8.36%	0
2005*	10.000000	10.883823	8.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
2009	7.848539	9.986754	27.24%	0
2008	13.087557	7.848539	-40.03%	0
2007	12.148444	13.087557	7.73%	0
2006	11.089775	12.148444	9.55%	0
2005*	10.000000	11.089775	10.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
2009	9.359283	13.397342	43.14%	0
2008	21.163955	9.359283	-55.78%	0
2007	14.983295	21.163955	41.25%	0
2006	13.244735	14.983295	13.13%	0
2005*	10.000000	13.244735	32.45%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
2009	8.719962	10.985978	25.99%	0
2008	15.720908	8.719962	-44.53%	0
2007	16.006173	15.720908	-1.78%	0
2006	13.757877	16.006173	16.34%	0
2005	13.433771	13.757877	2.41%	0
2004	12.450518	13.433771	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
2009	8.187300	10.162592	24.13%	461
2008	16.020120	8.187300	-48.89%	461
2007	13.041325	16.020120	22.84%	487
2006	12.614528	13.041325	3.38%	722
2005	12.325260	12.614528	2.35%	1,012
2004	12.321736	12.325260	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
2009	9.537945	10.683091	12.01%	0
2008	10.185518	9.537945	-6.36%	0
2007	10.090136	10.185518	0.95%	0
2006	9.988168	10.090136	1.02%	0
2005	10.104772	9.988168	-1.15%	0
2004	9.998360	10.104772	1.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
2009	13.633871	18.482195	35.56%	0
2008	23.274860	13.633871	-41.42%	0
2007	20.807151	23.274860	11.86%	0
2006	19.082135	20.807151	9.04%	0
2005	16.667474	19.082135	14.49%	0
2004	13.784006	16.667474	20.92%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
2009	12.806158	15.678928	22.43%	0
2008	23.560250	12.806158	-45.65%	0
2007	20.753700	23.560250	13.52%	0
2006	18.165258	20.753700	14.25%	0
2005	15.764268	18.165258	15.23%	0
2004	14.342175	15.764268	9.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.120402	14.039660	26.25%	0
2012	9.518517	11.120402	16.83%	0
2011	11.878226	9.518517	-19.87%	0
2010	10.853190	11.878226	9.44%	0
2009	8.866041	10.853190	22.41%	0
2008	16.307217	8.866041	-45.63%	0
2007	14.363796	16.307217	13.53%	0
2006	12.567998	14.363796	14.29%	0
2005	10.910580	12.567998	15.19%	0
2004*	10.000000	10.910580	9.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
2009	8.727411	13.303839	52.44%	0
2008	18.471579	8.727411	-52.75%	0
2007	18.063175	18.471579	2.26%	0
2006	16.050754	18.063175	12.54%	0
2005	16.153653	16.050754	-0.64%	0
2004	14.628647	16.153653	10.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
2009	6.522022	8.240249	26.35%	0
2008*	10.000000	6.522022	-34.78%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
2009	7.547142	9.926757	31.53%	0
2008	11.061170	7.547142	-31.77%	0
2007	10.992170	11.061170	0.63%	0
2006*	10.000000	10.992170	9.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
2009	9.859901	11.222863	13.82%	214
2008	13.944266	9.859901	-29.29%	214
2007	14.775106	13.944266	-5.62%	222
2006	13.004019	14.775106	13.62%	308
2005	12.960924	13.004019	0.33%	421
2004	12.037719	12.960924	7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
2009	11.553957	14.474786	25.28%	0
2008	17.783788	11.553957	-35.03%	0
2007	18.784090	17.783788	-5.33%	0
2006	16.552545	18.784090	13.48%	0
2005	15.687533	16.552545	5.51%	0
2004	13.069029	15.687533	20.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
2009	12.170418	16.178359	32.93%	0
2008	21.045257	12.170418	-42.17%	0
2007	18.794486	21.045257	11.98%	0
2006	15.952834	18.794486	17.81%	0
2005	14.926826	15.952834	6.87%	0
2004	12.982764	14.926826	14.97%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.794116	-2.06%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.759600	11.635428	19.22%	0
2012	8.823697	9.759600	10.61%	0
2011	10.284332	8.823697	-14.20%	0
2010*	10.000000	10.284332	2.84%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.626380	12.755702	32.51%	0
2012*	10.000000	9.626380	-3.74%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
2009*	10.000000	11.724766	17.25%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
2009	11.061239	13.474426	21.82%	0
2008	13.585399	11.061239	-18.58%	0
2007	12.701195	13.585399	6.96%	0
2006	11.857903	12.701195	7.11%	0
2005	11.353765	11.857903	4.44%	0
2004	10.808494	11.353765	5.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
2009	10.918844	15.465044	41.64%	0
2008	20.214493	10.918844	-45.99%	0
2007	15.254372	20.214493	32.52%	0
2006	14.411129	15.254372	5.85%	0
2005	13.198153	14.411129	9.19%	0
2004	11.533772	13.198153	14.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
2009	16.178450	28.102251	73.70%	0
2008	34.917682	16.178450	-53.67%	0
2007	28.123230	34.917682	24.16%	0
2006	19.770989	28.123230	42.24%	0
2005	15.446543	19.770989	28.00%	0
2004	13.416937	15.446543	15.13%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.441488	16.957062	26.15%	0
2012	11.876725	13.441488	13.18%	0
2011	12.198117	11.876725	-2.63%	0
2010	11.212562	12.198117	8.79%	0
2009	8.310313	11.212562	34.92%	0
2008	13.595508	8.310313	-38.87%	0
2007	12.626246	13.595508	7.68%	0
2006	12.129688	12.626246	4.09%	0
2005	11.996655	12.129688	1.11%	0
2004	11.348022	11.996655	5.72%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
2009	11.076061	13.155897	18.78%	0
2008	16.978496	11.076061	-34.76%	0
2007	16.270888	16.978496	4.35%	0
2006	13.918460	16.270888	16.90%	0
2005	13.476133	13.918460	3.28%	0
2004	12.099045	13.476133	11.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.905728	12.434586	25.53%	0
2012	8.975869	9.905728	10.36%	0
2011*	10.000000	8.975869	-10.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
2009*	10.000000	12.299084	22.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	6,934
2011	9.436223	9.238780	-2.09%	7,111
2010	8.684254	9.436223	8.66%	7,209
2009	7.254275	8.684254	19.71%	7,234
2008	10.650098	7.254275	-31.89%	7,215
2007	10.345915	10.650098	2.94%	0
2006*	10.000000	10.345915	3.46%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	6,683
2011	10.086265	10.344579	2.56%	6,318
2010	9.810477	10.086265	2.81%	6,199
2009	9.018129	9.810477	8.79%	6,191
2008	10.315448	9.018129	-12.58%	5,886
2007	10.328221	10.315448	-0.12%	0
2006*	10.000000	10.328221	3.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
2009	7.014398	9.634722	37.36%	0
2008	11.785221	7.014398	-40.48%	0
2007	10.625350	11.785221	10.92%	0
2006*	10.000000	10.625350	6.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
2009	5.964352	8.029141	34.62%	0
2008	11.022878	5.964352	-45.89%	0
2007	10.157143	11.022878	8.52%	0
2006*	10.000000	10.157143	1.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	8,676
2011	7.946223	7.535974	-5.16%	8,929
2010	7.381645	7.946223	7.65%	8,909
2009	5.822871	7.381645	26.77%	8,832
2008	9.692891	5.822871	-39.93%	9,231
2007*	10.000000	9.692891	-3.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
2009	8.662562	12.268157	41.62%	0
2008	12.401968	8.662562	-30.15%	0
2007	12.398960	12.401968	0.02%	0
2006	11.555941	12.398960	7.30%	0
2005	11.635371	11.555941	-0.68%	0
2004	10.895081	11.635371	6.79%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
2009	9.158987	11.395686	24.42%	390
2008	15.041143	9.158987	-39.11%	390
2007	15.924078	15.041143	-5.54%	415
2006	14.204881	15.924078	12.10%	619
2005	14.086302	14.204881	0.84%	867
2004	12.402737	14.086302	13.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
2009	5.050167	7.493188	48.38%	0
2008*	10.000000	5.050167	-49.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
2009	6.051822	7.705886	27.33%	0
2008*	10.000000	6.051822	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
2009	6.283676	7.874718	25.32%	0
2008*	10.000000	6.283676	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
2009	7.828138	9.098416	16.23%	0
2008*	10.000000	7.828138	-21.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.643708	11.341922	17.61%	4,399
2012	8.749042	9.643708	10.23%	4,436
2011	9.341152	8.749042	-6.34%	4,480
2010	8.568333	9.341152	9.02%	4,516
2009	7.114222	8.568333	20.44%	4,551
2008*	10.000000	7.114222	-28.86%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
2009	8.965295	9.828697	9.63%	0
2008*	10.000000	8.965295	-10.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.854584	11.260973	14.27%	4,823
2012	9.041621	9.854584	8.99%	4,823
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
2009	7.467951	8.833797	18.29%	0
2008*	10.000000	7.467951	-25.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
2009	6.755321	8.294271	22.78%	0
2008*	10.000000	6.755321	-32.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
2009	8.203783	9.364667	14.15%	0
2008*	10.000000	8.203783	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
2009	9.723705	10.242383	5.33%	0
2008*	10.000000	9.723705	-2.76%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
2009	9.729479	10.988936	12.94%	0
2008*	10.000000	9.729479	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
2009	17.933738	28.370736	58.20%	0
2008	43.951190	17.933738	-59.20%	0
2007	31.211765	43.951190	40.82%	0
2006	23.602724	31.211765	32.24%	0
2005	18.385742	23.602724	28.38%	0
2004	15.737851	18.385742	16.82%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
2009	10.763167	10.720995	-0.39%	0
2008	10.300774	10.763167	4.49%	0
2007	9.911521	10.300774	3.93%	0
2006	9.886846	9.911521	0.25%	0
2005	9.869660	9.886846	0.17%	0
2004	9.853456	9.869660	0.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
2009	5.396835	6.776655	25.57%	0
2008*	10.000000	5.396835	-46.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
2009	6.291451	7.848597	24.75%	0
2008	11.397857	6.291451	-44.80%	0
2007	10.743629	11.397857	6.09%	0
2006*	10.000000	10.743629	7.44%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
2009	10.374525	12.801040	23.39%	0
2008	16.935793	10.374525	-38.74%	0
2007	16.480522	16.935793	2.76%	0
2006	14.536645	16.480522	13.37%	0
2005	13.883674	14.536645	4.70%	0
2004	12.552297	13.883674	10.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
2009*	10.000000	11.405992	14.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
2009*	10.000000	11.958968	19.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
2009	10.149751	10.739698	5.81%	0
2008	11.134318	10.149751	-8.84%	0
2007	10.894316	11.134318	2.20%	0
2006	10.578245	10.894316	2.99%	0
2005	10.555429	10.578245	0.22%	0
2004	10.398101	10.555429	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.537541	5.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.625011	6.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.303145	15.049793	13.13%	4,794
2012	12.377314	13.303145	7.48%	6,722
2011	12.764449	12.377314	-3.03%	6,741
2010	11.864171	12.764449	7.59%	6,741
2009	10.266540	11.864171	15.56%	6,752
2008	13.781030	10.266540	-25.50%	4,743
2007	13.448467	13.781030	2.47%	0
2006	12.449767	13.448467	8.02%	0
2005	12.182617	12.449767	2.19%	0
2004	11.465926	12.182617	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.378780	17.068709	18.71%	2,220
2012	13.031349	14.378780	10.34%	2,271
2011	13.725470	13.031349	-5.06%	2,289
2010	12.540204	13.725470	9.45%	2,282
2009	10.392946	12.540204	20.66%	2,291
2008	15.617391	10.392946	-33.45%	446
2007	15.170057	15.617391	2.95%	0
2006	13.652670	15.170057	11.11%	0
2005	13.144074	13.652670	3.87%	0
2004	12.088607	13.144074	8.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.411272	13.302470	7.18%	43,479
2012	11.843812	12.411272	4.79%	34,286
2011	11.962522	11.843812	-0.99%	34,245
2010	11.364468	11.962522	5.26%	34,250
2009	10.226750	11.364468	11.12%	34,227
2008	12.410247	10.226750	-17.59%	4,549
2007	12.087882	12.410247	2.67%	3,117
2006	11.492659	12.087882	5.18%	3,242
2005	11.338438	11.492659	1.36%	3,369
2004	10.908148	11.338438	3.94%	3,497
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
2009*	10.000000	12.775785	27.76%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
2009	10.819333	14.352145	32.65%	0
2008	17.556398	10.819333	-38.37%	0
2007	16.830087	17.556398	4.32%	0
2006	15.787890	16.830087	6.60%	0
2005	14.518050	15.787890	8.75%	0
2004	12.932427	14.518050	12.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
2009	9.715931	9.428409	-2.96%	0
2008	9.814857	9.715931	-1.01%	0
2007	9.657254	9.814857	1.63%	0
2006	9.523654	9.657254	1.40%	0
2005	9.562255	9.523654	-0.40%	0
2004	9.778653	9.562255	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
2009	8.834618	10.659020	20.65%	0
2008	11.012066	8.834618	-19.77%	0
2007	10.852545	11.012066	1.47%	0
2006	10.670945	10.852545	1.70%	0
2005	10.765359	10.670945	-0.88%	0
2004	10.417585	10.765359	3.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.591409	10.090308	17.45%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
2009	6.000868	7.922646	32.03%	0
2008*	10.000000	6.000868	-39.99%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
2009	10.557165	13.262129	25.62%	0
2008	20.336975	10.557165	-48.09%	0
2007	20.416599	20.336975	-0.39%	0
2006	17.194222	20.416599	18.74%	0
2005	15.855639	17.194222	8.44%	0
2004	13.621535	15.855639	16.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
2009	6.232284	7.819763	25.47%	0
2008*	10.000000	6.232284	-37.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
2009	6.220503	7.687869	23.59%	0
2008*	10.000000	6.220503	-37.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
2009	6.143637	7.550935	22.91%	0
2008*	10.000000	6.143637	-38.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
2009	6.621566	8.379953	26.56%	0
2008*	10.000000	6.621566	-33.78%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
2009	7.797612	9.619973	23.37%	0
2008	15.037255	7.797612	-48.14%	0
2007	14.159664	15.037255	6.20%	0
2006	14.173418	14.159664	-0.10%	0
2005	13.561289	14.173418	4.51%	0
2004	12.353823	13.561289	9.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
2009	11.113623	13.567911	22.08%	0
2008	16.924893	11.113623	-34.34%	0
2007	18.811410	16.924893	-10.03%	0
2006	16.560293	18.811410	13.59%	0
2005	16.608962	16.560293	-0.29%	0
2004	14.635046	16.608962	13.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
2009	10.634840	13.867469	30.40%	0
2008	17.786451	10.634840	-40.21%	0
2007	17.998708	17.786451	-1.18%	0
2006	16.602704	17.998708	8.41%	0
2005	15.279962	16.602704	8.66%	0
2004	13.261330	15.279962	15.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
2009	8.569281	10.436497	21.79%	0
2008	15.131313	8.569281	-43.37%	0
2007	14.460442	15.131313	4.64%	0
2006	13.144831	14.460442	10.01%	0
2005	12.658973	13.144831	3.84%	0
2004	11.914497	12.658973	6.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
2009	5.519332	6.987203	26.60%	0
2008*	10.000000	5.519332	-44.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
2009	9.743443	10.123113	3.90%	0
2008*	10.000000	9.743443	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.424757	24.25%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
2009*	10.000000	12.772243	27.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
2009	8.211696	9.026966	9.93%	0
2008	9.778947	8.211696	-16.03%	0
2007	9.623829	9.778947	1.61%	0
2006	9.520585	9.623829	1.08%	0
2005	9.674583	9.520585	-1.59%	0
2004	9.896690	9.674583	-2.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.944272	15.482140	41.46%	0
2012	10.368886	10.944272	5.55%	0
2011	10.803509	10.368886	-4.02%	0
2010	9.311220	10.803509	16.03%	0
2009	7.819903	9.311220	19.07%	0
2008	13.320237	7.819903	-41.29%	0
2007	13.664225	13.320237	-2.52%	0
2006	13.382905	13.664225	2.10%	0
2005	13.407076	13.382905	-0.18%	0
2004	12.354291	13.407076	8.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
2009	9.339023	11.905689	27.48%	0
2008	15.899992	9.339023	-41.26%	0
2007	15.234573	15.899992	4.37%	0
2006	13.811769	15.234573	10.30%	0
2005	13.323991	13.811769	3.66%	0
2004	12.125720	13.323991	9.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
2009	12.102716	16.359662	35.17%	0
2008	20.911734	12.102716	-42.12%	0
2007	20.326030	20.911734	2.88%	0
2006	17.852904	20.326030	13.85%	0
2005	16.134732	17.852904	10.65%	0
2004	13.992061	16.134732	15.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
2009	8.699454	10.800682	24.15%	0
2008	14.613817	8.699454	-40.47%	0
2007	14.467660	14.613817	1.01%	0
2006	12.995821	14.467660	11.33%	0
2005	12.669212	12.995821	2.58%	0
2004	11.966557	12.669212	5.87%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
2009	10.675706	14.174640	32.77%	0
2008	17.753864	10.675706	-39.87%	0
2007	18.564541	17.753864	-4.37%	0
2006	16.690577	18.564541	11.23%	0
2005	15.681628	16.690577	6.43%	0
2004	13.564722	15.681628	15.61%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
2009*	10.000000	10.745343	7.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
2009*	10.000000	10.823894	8.24%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.503282	9.963330	-5.14%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.187364	16.039762	31.61%	0
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
2010	10.276409	11.401579	10.95%	0
2009	8.161224	10.276409	25.92%	0
2008	13.725637	8.161224	-40.54%	0
2007	15.062228	13.725637	-8.87%	0
2006	13.395341	15.062228	12.44%	0
2005	13.122322	13.395341	2.08%	0
2004	12.175198	13.122322	7.78%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
2009	10.891104	13.166634	20.89%	0
2008	20.033926	10.891104	-45.64%	0
2007	19.062055	20.033926	5.10%	0
2006	15.385074	19.062055	23.90%	0
2005	14.135312	15.385074	8.84%	0
2004	12.541188	14.135312	12.71%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.758177	17.787101	39.42%	0
2012	11.515266	12.758177	10.79%	0
2011	14.450146	11.515266	-20.31%	0
2010	12.331847	14.450146	17.18%	0
2009	7.756754	12.331847	58.98%	0
2008	12.700359	7.756754	-38.92%	0
2007	12.410247	12.700359	2.34%	0
2006	12.133523	12.410247	2.28%	0
2005	11.833977	12.133523	2.53%	0
2004	11.615366	11.833977	1.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
2009	9.072306	9.625695	6.10%	0
2008	10.445043	9.072306	-13.14%	0
2007	10.235700	10.445043	2.05%	0
2006	10.188567	10.235700	0.46%	0
2005	10.105264	10.188567	0.82%	0
2004	10.010085	10.105264	0.95%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
2009	13.166997	16.618294	26.21%	0
2008	15.966124	13.166997	-17.53%	0
2007	15.473146	15.966124	3.19%	0
2006	14.395157	15.473146	7.49%	0
2005	13.233122	14.395157	8.78%	0
2004	12.393221	13.233122	6.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
2009	8.188764	12.124644	48.06%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
2010	10.289291	11.252467	9.36%	0
2009	8.818562	10.289291	16.68%	0
2008	15.338682	8.818562	-42.51%	0
2007	15.090430	15.338682	1.65%	0
2006	13.304149	15.090430	13.43%	0
2005	13.118507	13.304149	1.42%	0
2004	12.165876	13.118507	7.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
2010	15.102940	18.536235	22.73%	0
2009	10.919941	15.102940	38.31%	0
2008	17.531282	10.919941	-37.71%	0
2007	17.813803	17.531282	-1.59%	0
2006	16.087833	17.813803	10.73%	0
2005	15.560477	16.087833	3.39%	0
2004	13.478842	15.560477	15.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
2010	11.023347	11.234303	1.91%	0
2009	10.316341	11.023347	6.85%	0
2008	10.812665	10.316341	-4.59%	0
2007	10.187497	10.812665	6.14%	0
2006	10.342924	10.187497	-1.50%	0
2005	10.503268	10.342924	-1.53%	0
2004	10.238746	10.503268	2.58%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
2010	10.671145	11.779962	10.39%	0
2009	9.345825	10.671145	14.18%	0
2008	14.769865	9.345825	-36.72%	0
2007	15.303510	14.769865	-3.49%	0
2006	13.511680	15.303510	13.26%	0
2005	13.333169	13.511680	1.34%	0
2004	12.216352	13.333169	9.14%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
2010	11.248111	12.974779	15.35%	0
2009	8.938152	11.248111	25.84%	0
2008	12.213112	8.938152	-26.82%	0
2007	12.912730	12.213112	-5.42%	0
2006	11.077248	12.912730	16.57%	0
2005*	10.000000	11.077248	10.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
2010	11.928722	12.693995	6.42%	0
2009*	10.000000	11.928722	19.29%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.089331	20.89%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	18.837506	25.699309	36.43%	41
2012	16.788611	18.837506	12.20%	47
2011	17.218817	16.788611	-2.50%	54
2010	14.114578	17.218817	21.99%	52
2009	11.644527	14.114578	21.21%	0
2008	17.386493	11.644527	-33.03%	0
2007	18.054903	17.386493	-3.70%	0
2006	16.275820	18.054903	10.93%	0
2005	15.653891	16.275820	3.97%	0
2004	13.247024	15.653891	18.17%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
2010	10.962416	12.173360	11.05%	0
2009	8.970855	10.962416	22.20%	0
2008	14.763534	8.970855	-39.24%	0
2007	14.506479	14.763534	1.77%	0
2006	12.986721	14.506479	11.70%	0
2005	12.825416	12.986721	1.26%	0
2004	11.987766	12.825416	6.99%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	14.025676	16.429850	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
2010	11.170644	12.459602	11.54%	0
2009	9.426593	11.170644	18.50%	0
2008	13.835890	9.426593	-31.87%	0
2007	13.358262	13.835890	3.58%	0
2006	11.855702	13.358262	12.67%	0
2005	11.743997	11.855702	0.95%	0
2004	11.559000	11.743997	1.60%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
2010	8.826041	11.194175	26.83%	0
2009	7.238791	8.826041	21.93%	0
2008	11.999483	7.238791	-39.67%	0
2007	13.953202	11.999483	-14.00%	0
2006	13.901582	13.953202	0.37%	0
2005	13.582835	13.901582	2.35%	0
2004	12.616538	13.582835	7.66%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.562052	13.015810	12.57%	0
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
2010	10.799124	11.831931	9.56%	0
2009	9.834307	10.799124	9.81%	0
2008	14.423202	9.834307	-31.82%	0
2007	13.570975	14.423202	6.28%	0
2006	12.088782	13.570975	12.26%	0
2005	12.260146	12.088782	-1.40%	0
2004	11.806372	12.260146	3.84%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
2010	10.468634	10.990007	4.98%	0
2009	8.986507	10.468634	16.49%	0
2008	10.026524	8.986507	-10.37%	0
2007	9.837975	10.026524	1.92%	0
2006	9.763885	9.837975	0.76%	0
2005	9.971792	9.763885	-2.08%	0
2004	9.955022	9.971792	0.17%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
2010	10.296699	11.235274	9.12%	0
2009	8.568086	10.296699	20.18%	0
2008	11.810449	8.568086	-27.45%	0
2007	11.237539	11.810449	5.10%	0
2006	10.576779	11.237539	6.25%	0
2005*	10.000000	10.576779	5.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
2010	10.198539	11.304525	10.84%	0
2009	8.183193	10.198539	24.63%	0
2008	12.561210	8.183193	-34.85%	0
2007	11.783983	12.561210	6.60%	0
2006	10.880107	11.783983	8.31%	0
2005*	10.000000	10.880107	8.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
2010	9.962746	11.194014	12.36%	0
2009	7.833702	9.962746	27.18%	0
2008	13.069574	7.833702	-40.06%	0
2007	12.138037	13.069574	7.67%	0
2006	11.085983	12.138037	9.49%	0
2005*	10.000000	11.085983	10.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
2010	13.365135	15.440192	15.53%	0
2009	9.341600	13.365135	43.07%	0
2008	21.134907	9.341600	-55.80%	0
2007	14.970489	21.134907	41.18%	0
2006	13.240214	14.970489	13.07%	0
2005*	10.000000	13.240214	32.40%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
2010	10.948250	12.198016	11.42%	0
2009	8.694500	10.948250	25.92%	0
2008	15.683117	8.694500	-44.56%	0
2007	15.975986	15.683117	-1.83%	0
2006	13.738980	15.975986	16.28%	0
2005	13.422219	13.738980	2.36%	0
2004	12.446224	13.422219	7.84%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
2010	10.127669	12.162126	20.09%	0
2009	8.163388	10.127669	24.06%	0
2008	15.981601	8.163388	-48.92%	0
2007	13.016709	15.981601	22.78%	0
2006	12.597190	13.016709	3.33%	0
2005	12.314666	12.597190	2.29%	0
2004	12.317496	12.314666	-0.02%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.794072	11.197875	-5.06%	429
2012	11.520448	11.794072	2.38%	1,096
2011	11.100855	11.520448	3.78%	1,038
2010	10.646436	11.100855	4.27%	1,185
2009	9.510116	10.646436	11.95%	1,461
2008	10.161039	9.510116	-6.41%	1,335
2007	10.071106	10.161039	0.89%	381
2006	9.974452	10.071106	0.97%	0
2005	10.096081	9.974452	-1.20%	0
2004	9.994912	10.096081	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
2010	18.418751	22.959794	24.65%	0
2009	13.594078	18.418751	35.49%	0
2008	23.218920	13.594078	-41.45%	0
2007	20.767909	23.218920	11.80%	0
2006	19.055946	20.767909	8.98%	0
2005	16.653163	19.055946	14.43%	0
2004	13.779268	16.653163	20.86%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
2010	15.625088	17.092526	9.39%	0
2009	12.768775	15.625088	22.37%	0
2008	23.503625	12.768775	-45.67%	0
2007	20.714557	23.503625	13.46%	0
2006	18.140323	20.714557	14.19%	0
2005	15.750728	18.140323	15.17%	0
2004	14.337246	15.750728	9.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.070831	13.969888	26.19%	0
2012	9.480977	11.070831	16.77%	0
2011	11.837489	9.480977	-19.91%	0
2010	10.821541	11.837489	9.39%	0
2009	8.844753	10.821541	22.35%	0
2008	16.276482	8.844753	-45.66%	0
2007	14.344150	16.276482	13.47%	0
2006	12.557266	14.344150	14.23%	0
2005	10.906865	12.557266	15.13%	0
2004*	10.000000	10.906865	9.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
2010	13.258132	16.239712	22.49%	0
2009	8.701920	13.258132	52.36%	0
2008	18.427187	8.701920	-52.78%	0
2007	18.029113	18.427187	2.21%	0
2006	16.028731	18.029113	12.48%	0
2005	16.139789	16.028731	-0.69%	0
2004	14.623622	16.139789	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
2010	8.233162	8.800710	6.89%	0
2009	6.519776	8.233162	26.28%	0
2008*	10.000000	6.519776	-34.80%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
2010	9.907990	10.823342	9.24%	0
2009	7.536761	9.907990	31.46%	0
2008	11.051660	7.536761	-31.80%	0
2007	10.988416	11.051660	0.58%	0
2006*	10.000000	10.988416	9.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
2010	11.184333	13.082056	16.97%	0
2009	9.831136	11.184333	13.76%	0
2008	13.910765	9.831136	-29.33%	0
2007	14.747256	13.910765	-5.67%	0
2006	12.986180	14.747256	13.56%	0
2005	12.949799	12.986180	0.28%	0
2004	12.033581	12.949799	7.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.204228	25.365995	32.09%	62
2012	16.732888	19.204228	14.77%	184
2011	17.932650	16.732888	-6.69%	224
2010	14.425101	17.932650	24.32%	215
2009	11.520238	14.425101	25.22%	289
2008	17.741053	11.520238	-35.06%	0
2007	18.748659	17.741053	-5.37%	0
2006	16.529818	18.748659	13.42%	0
2005	15.674053	16.529818	5.46%	0
2004	13.064526	15.674053	19.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
2010	16.122863	16.945637	5.10%	0
2009	12.134927	16.122863	32.86%	0
2008	20.994728	12.134927	-42.20%	0
2007	18.759067	20.994728	11.92%	0
2006	15.930952	18.759067	17.75%	0
2005	14.914014	15.930952	6.82%	0
2004	12.978307	14.914014	14.91%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.790740	-2.09%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.748708	11.616462	19.16%	0
2012	8.818407	9.748708	10.55%	0
2011	10.283459	8.818407	-14.25%	0
2010*	10.000000	10.283459	2.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
2010*	10.000000	11.255885	12.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.623018	12.744679	32.44%	0
2012*	10.000000	9.623018	-3.77%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
2010	11.720724	12.349342	5.36%	0
2009*	10.000000	11.720724	17.21%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
2010	13.428212	14.075947	4.82%	0
2009	11.028986	13.428212	21.75%	0
2008	13.552773	11.028986	-18.62%	0
2007	12.677263	13.552773	6.91%	0
2006	11.841643	12.677263	7.06%	0
2005	11.344015	11.841643	4.39%	0
2004	10.804782	11.344015	4.99%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
2010	15.411900	15.910275	3.23%	0
2009	10.886936	15.411900	41.56%	0
2008	20.165846	10.886936	-46.01%	0
2007	15.225548	20.165846	32.45%	0
2006	14.391319	15.225548	5.80%	0
2005	13.186795	14.391319	9.13%	0
2004	11.529795	13.186795	14.37%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
2010	28.005827	33.945693	21.21%	0
2009	16.131254	28.005827	73.61%	0
2008	34.833851	16.131254	-53.69%	0
2007	28.070258	34.833851	24.10%	0
2006	19.743894	28.070258	42.17%	0
2005	15.433291	19.743894	27.93%	0
2004	13.412316	15.433291	15.07%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.374610	16.864008	26.09%	0
2012	11.823746	13.374610	13.12%	0
2011	12.149961	11.823746	-2.68%	0
2010	11.174065	12.149961	8.73%	0
2009	8.286048	11.174065	34.85%	0
2008	13.562824	8.286048	-38.91%	0
2007	12.602420	13.562824	7.62%	0
2006	12.113033	12.602420	4.04%	0
2005	11.986346	12.113033	1.06%	0
2004	11.344122	11.986346	5.66%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.326175	20.148253	31.46%	210
2012	13.642645	15.326175	12.34%	614
2011	14.136907	13.642645	-3.50%	724
2010	13.110772	14.136907	7.83%	733
2009	11.043769	13.110772	18.72%	701
2008	16.937731	11.043769	-34.80%	0
2007	16.240234	16.937731	4.29%	0
2006	13.899376	16.240234	16.84%	0
2005	13.464569	13.899376	3.23%	0
2004	12.094889	13.464569	11.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
2010*	10.000000	10.623047	6.23%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.897219	12.417497	25.46%	0
2012	8.972790	9.897219	10.30%	0
2011*	10.000000	8.972790	-10.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
2010	12.294855	13.487804	9.70%	0
2009*	10.000000	12.294855	22.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	816
2011	9.413537	9.211825	-2.14%	837
2010	8.667837	9.413537	8.60%	848
2009	7.244288	8.667837	19.65%	851
2008	10.640935	7.244288	-31.92%	829
2007	10.342374	10.640935	2.89%	0
2006*	10.000000	10.342374	3.42%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	786
2011	10.062028	10.314426	2.51%	743
2010	9.791947	10.062028	2.76%	729
2009	9.005733	9.791947	8.73%	728
2008	10.306582	9.005733	-12.62%	764
2007	10.324698	10.306582	-0.18%	0
2006*	10.000000	10.324698	3.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
2010	9.616508	10.377056	7.91%	0
2009	7.004745	9.616508	37.29%	0
2008	11.775087	7.004745	-40.51%	0
2007	10.621720	11.775087	10.86%	0
2006*	10.000000	10.621720	6.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
2010	8.013952	9.183315	14.59%	0
2009	5.956136	8.013952	34.55%	0
2008	11.013395	5.956136	-45.92%	0
2007	10.153665	11.013395	8.47%	0
2006*	10.000000	10.153665	1.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	1,020
2011	7.931212	7.517865	-5.21%	1,050
2010	7.371495	7.931212	7.59%	1,048
2009	5.817856	7.371495	26.70%	1,038
2008	9.689551	5.817856	-39.96%	992
2007*	10.000000	9.689551	-3.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
2010	12.226056	13.412542	9.70%	0
2009	8.637273	12.226056	41.55%	0
2008	12.372142	8.637273	-30.19%	0
2007	12.375547	12.372142	-0.03%	0
2006	11.540060	12.375547	7.24%	0
2005	11.625358	11.540060	-0.73%	0
2004	10.891325	11.625358	6.74%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.758441	18.047765	31.18%	88
2012	12.009938	13.758441	14.56%	98
2011	12.711107	12.009938	-5.52%	106
2010	11.356562	12.711107	11.93%	102
2009	9.132250	11.356562	24.36%	0
2008	15.005003	9.132250	-39.14%	0
2007	15.894059	15.005003	-5.59%	215
2006	14.185389	15.894059	12.05%	0
2005	14.074206	14.185389	0.79%	0
2004	12.398474	14.074206	13.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
2010	7.486720	8.375305	11.87%	0
2009	5.048414	7.486720	48.30%	0
2008*	10.000000	5.048414	-49.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.340799	12.547424	34.33%	333
2012	8.650626	9.340799	7.98%	878
2011	9.223459	8.650626	-6.21%	970
2010	7.699265	9.223459	19.80%	992
2009	6.049733	7.699265	27.27%	1,379
2008*	10.000000	6.049733	-39.50%	1,407
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
2010	7.867952	8.769046	11.45%	0
2009	6.281508	7.867952	25.26%	0
2008*	10.000000	6.281508	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	2,788
2010	9.090590	9.730598	7.04%	2,788
2009	7.825444	9.090590	16.17%	0
2008*	10.000000	7.825444	-21.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
2010	8.560960	9.328311	8.96%	0
2009	7.111771	8.560960	20.38%	0
2008*	10.000000	7.111771	-28.88%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.419126	10.599632	1.73%	10,253
2012	9.997996	10.419126	4.21%	10,253
2011	10.168289	9.997996	-1.67%	10,253
2010	9.820260	10.168289	3.54%	10,253
2009	8.962214	9.820260	9.57%	10,253
2008*	10.000000	8.962214	-10.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.830904	11.228131	14.21%	16,067
2012	9.024550	9.830904	8.94%	16,067
2011	9.530159	9.024550	-5.31%	16,067
2010	8.826200	9.530159	7.98%	0
2009	7.465379	8.826200	18.23%	0
2008*	10.000000	7.465379	-25.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
2010	8.287132	9.104057	9.86%	0
2009	6.752984	8.287132	22.72%	0
2008*	10.000000	6.752984	-32.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
2010	9.356628	9.890854	5.71%	0
2009	8.200964	9.356628	14.09%	0
2008*	10.000000	8.200964	-17.99%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.370583	10.789088	-5.11%	268
2012	10.912604	11.370583	4.20%	816
2011	10.594016	10.912604	3.01%	784
2010	10.233591	10.594016	3.52%	888
2009	9.720365	10.233591	5.28%	1,096
2008*	10.000000	9.720365	-2.80%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
2010	10.979485	11.508407	4.82%	0
2009	9.726123	10.979485	12.89%	0
2008*	10.000000	9.726123	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
2010	28.273349	31.773961	12.38%	0
2009	17.881406	28.273349	58.12%	0
2008	43.845668	17.881406	-59.22%	0
2007	31.152959	43.845668	40.74%	0
2006	23.570360	31.152959	32.17%	0
2005	18.369962	23.570360	28.31%	0
2004	15.732447	18.369962	16.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.276444	10.489087	-6.98%	318
2012	11.287080	11.276444	-0.09%	910
2011	10.853663	11.287080	3.99%	843
2010	10.684176	10.853663	1.59%	960
2009	10.731731	10.684176	-0.44%	1,287
2008	10.275983	10.731731	4.44%	1,435
2007	9.892799	10.275983	3.87%	331
2006	9.873261	9.892799	0.20%	0
2005	9.861171	9.873261	0.12%	0
2004	9.850060	9.861171	0.11%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
2010	6.770801	7.418081	9.56%	0
2009	5.394967	6.770801	25.50%	0
2008*	10.000000	5.394967	-46.05%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
2010	7.833749	8.156923	4.13%	0
2009	6.282791	7.833749	24.69%	0
2008	11.388059	6.282791	-44.83%	0
2007	10.739954	11.388059	6.03%	0
2006*	10.000000	10.739954	7.40%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.837917	18.305287	23.37%	11,331
2012	13.205631	14.837917	12.36%	11,331
2011	14.177701	13.205631	-6.86%	14,981
2010	12.757103	14.177701	11.14%	14,981
2009	10.344252	12.757103	23.33%	14,981
2008	16.895100	10.344252	-38.77%	14,981
2007	16.449446	16.895100	2.71%	14,981
2006	14.516696	16.449446	13.31%	3,649
2005	13.871742	14.516696	4.65%	3,649
2004	12.547976	13.871742	10.55%	3,649
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	8,507
2010	11.402064	12.139422	6.47%	8,859
2009*	10.000000	11.402064	14.02%	9,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
2010	11.954848	12.984872	8.62%	0
2009*	10.000000	11.954848	19.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
2010	10.702833	10.987929	2.66%	0
2009	10.120120	10.702833	5.76%	0
2008	11.107544	10.120120	-8.89%	0
2007	10.873756	11.107544	2.15%	0
2006	10.563712	10.873756	2.93%	0
2005	10.546352	10.563712	0.16%	0
2004	10.394519	10.546352	1.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.621352	6.21%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
2010	11.823476	12.714116	7.53%	0
2009	10.236591	11.823476	15.50%	0
2008	13.747919	10.236591	-25.54%	0
2007	13.423110	13.747919	2.42%	0
2006	12.432684	13.423110	7.97%	0
2005	12.172148	12.432684	2.14%	0
2004	11.461976	12.172148	6.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	6,041
2010	12.497156	13.671308	9.40%	19,164
2009	10.362610	12.497156	20.60%	19,281
2008	15.579862	10.362610	-33.49%	22,553
2007	15.141442	15.579862	2.90%	22,649
2006	13.633921	15.141442	11.06%	22,649
2005	13.132773	13.633921	3.82%	22,649
2004	12.084441	13.132773	8.68%	22,649
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	1,033
2010	11.325459	11.915311	5.21%	1,033
2009	10.196911	11.325459	11.07%	0
2008	12.380422	10.196911	-17.64%	0
2007	12.065080	12.380422	2.61%	0
2006	11.476876	12.065080	5.13%	0
2005	11.328687	11.476876	1.31%	0
2004	10.904394	11.328687	3.89%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
2010	12.771391	13.436685	5.21%	0
2009*	10.000000	12.771391	27.71%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
2010	14.302890	17.500539	22.36%	0
2009	10.787765	14.302890	32.58%	0
2008	17.514227	10.787765	-38.41%	0
2007	16.798370	17.514227	4.26%	0
2006	15.766228	16.798370	6.55%	0
2005	14.505585	15.766228	8.69%	0
2004	12.927991	14.505585	12.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	306
2011	9.108327	8.831285	-3.04%	285
2010	9.394855	9.108327	-3.05%	317
2009	9.686346	9.394855	-3.01%	383
2008	9.790017	9.686346	-1.06%	280
2007	9.637806	9.790017	1.58%	0
2006	9.509364	9.637806	1.35%	0
2005	9.552817	9.509364	-0.45%	0
2004	9.774039	9.552817	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
2010	10.622425	11.388913	7.22%	0
2009	8.808825	10.622425	20.59%	0
2008	10.985576	8.808825	-19.81%	0
2007	10.832059	10.985576	1.42%	0
2006	10.656287	10.832059	1.65%	0
2005	10.756090	10.656287	-0.93%	0
2004	10.413997	10.756090	3.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.570752	10.060856	17.39%	454
2013	8.570752	10.060856	17.39%	454
2012	7.653180	8.570752	11.99%	871
2011	8.734120	7.653180	-12.38%	923
2010	7.915816	8.734120	10.34%	870
2009	5.998793	7.915816	31.96%	1,058
2008*	10.000000	5.998793	-40.01%	946

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
2010	13.216614	13.569168	2.67%	0
2009	10.526349	13.216614	25.56%	0
2008	20.288096	10.526349	-48.12%	0
2007	20.378104	20.288096	-0.44%	0
2006	17.170621	20.378104	18.68%	0
2005	15.842009	17.170621	8.39%	0
2004	13.616852	15.842009	16.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.230692	12.029119	30.32%	132
2012	8.198475	9.230692	12.59%	350
2011	8.738329	8.198475	-6.18%	406
2010	7.813029	8.738329	11.84%	424
2009	6.230135	7.813029	25.41%	565
2008*	10.000000	6.230135	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
2010	7.681252	8.396357	9.31%	0
2009	6.218357	7.681252	23.53%	0
2008*	10.000000	6.218357	-37.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.524438	12.799047	34.38%	160
2012	8.569775	9.524438	11.14%	390
2011	9.250616	8.569775	-7.36%	453
2010	7.544426	9.250616	22.62%	461
2009	6.141516	7.544426	22.84%	526
2008*	10.000000	6.141516	-38.58%	477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.373270	13.645203	31.54%	227
2012	9.197046	10.373270	12.79%	525
2011	9.711268	9.197046	-5.30%	595
2010	8.372743	9.711268	15.99%	596
2009	6.619275	8.372743	26.49%	568
2008*	10.000000	6.619275	-33.81%	802

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
2010	9.586974	11.628297	21.29%	0
2009	7.774875	9.586974	23.31%	0
2008	15.001153	7.774875	-48.17%	0
2007	14.132992	15.001153	6.14%	0
2006	14.153989	14.132992	-0.15%	0
2005	13.549656	14.153989	4.46%	0
2004	12.349577	13.549656	9.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
2010	13.521351	16.579986	22.62%	0
2009	11.081194	13.521351	22.02%	0
2008	16.884236	11.081194	-34.37%	0
2007	18.775958	16.884236	-10.08%	0
2006	16.537581	18.775958	13.54%	0
2005	16.594702	16.537581	-0.34%	0
2004	14.630015	16.594702	13.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
2010	13.819862	16.745736	21.17%	0
2009	10.603798	13.819862	30.33%	0
2008	17.743703	10.603798	-40.24%	54
2007	17.964765	17.743703	-1.23%	51
2006	16.579922	17.964765	8.35%	0
2005	15.266837	16.579922	8.60%	0
2004	13.256768	15.266837	15.16%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.263337	15.550299	26.80%	301
2012	11.111402	12.263337	10.37%	649
2011	11.417078	11.111402	-2.68%	737
2010	10.400653	11.417078	9.77%	749
2009	8.544266	10.400653	21.73%	906
2008	15.094942	8.544266	-43.40%	1,112
2007	14.433162	15.094942	4.59%	312
2006	13.126787	14.433162	9.95%	0
2005	12.648095	13.126787	3.78%	0
2004	11.910405	12.648095	6.19%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
2010	6.981178	8.787000	25.87%	0
2009	5.517417	6.981178	26.53%	0
2008*	10.000000	5.517417	-44.83%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
2010	10.114435	10.043242	-0.70%	0
2009	9.740099	10.114435	3.84%	0
2008*	10.000000	9.740099	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.420478	24.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.955429	15.084360	16.43%	302
2012	11.177163	12.955429	15.91%	597
2011	13.164268	11.177163	-15.09%	631
2010	12.767852	13.164268	3.10%	558
2009*	10.000000	12.767852	27.68%	719
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	581
2011	9.182582	8.928979	-2.76%	566
2010	8.995991	9.182582	2.07%	627
2009	8.187736	8.995991	9.87%	903
2008	9.755445	8.187736	-16.07%	1,573
2007	9.605668	9.755445	1.56%	295
2006	9.507505	9.605668	1.03%	0
2005	9.666257	9.507505	-1.64%	0
2004	9.893271	9.666257	-2.29%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.889835	15.397207	41.39%	0
2012	10.322644	10.889835	5.49%	0
2011	10.760864	10.322644	-4.07%	0
2010	9.279243	10.760864	15.97%	0
2009	7.797077	9.279243	19.01%	0
2008	13.288243	7.797077	-41.32%	0
2007	13.638474	13.288243	-2.57%	0
2006	13.364553	13.638474	2.05%	0
2005	13.395567	13.364553	-0.23%	0
2004	12.350047	13.395567	8.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
2010	11.864818	14.132386	19.11%	0
2009	9.311760	11.864818	27.42%	0
2008	15.861781	9.311760	-41.29%	0
2007	15.205838	15.861781	4.31%	332
2006	13.792806	15.205838	10.24%	0
2005	13.312530	13.792806	3.61%	0
2004	12.121546	13.312530	9.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
2010	16.303500	18.288850	12.18%	0
2009	12.067395	16.303500	35.10%	0
2008	20.861501	12.067395	-42.15%	0
2007	20.287724	20.861501	2.83%	0
2006	17.828423	20.287724	13.79%	0
2005	16.120891	17.828423	10.59%	0
2004	13.987258	16.120891	15.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.206306	16.829103	27.43%	281
2012	11.682310	13.206306	13.05%	592
2011	12.087092	11.682310	-3.35%	695
2010	10.763594	12.087092	12.30%	708
2009	8.674053	10.763594	24.09%	757
2008	14.578687	8.674053	-40.50%	958
2007	14.440366	14.578687	0.96%	287
2006	12.977969	14.440366	11.27%	0
2005	12.658320	12.977969	2.53%	0
2004	11.962434	12.658320	5.82%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
2010	14.126001	16.853247	19.31%	0
2009	10.644550	14.126001	32.71%	0
2008	17.711200	10.644550	-39.90%	228
2007	18.529530	17.711200	-4.42%	52
2006	16.667678	18.529530	11.17%	0
2005	15.668160	16.667678	6.38%	0
2004	13.560064	15.668160	15.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
2010	10.741639	11.390053	6.04%	0
2009*	10.000000	10.741639	7.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.078266	10.715431	-3.28%	180
2012	10.806338	11.078266	2.52%	337
2011	11.034145	10.806338	-2.06%	314
2010	10.820165	11.034145	1.98%	339
2009*	10.000000	10.820165	8.20%	357
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.494265	9.949655	-5.19%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.126778	15.951812	31.54%	0
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
2010	10.241135	11.356594	10.89%	0
2009	8.137404	10.241135	25.85%	0
2008	13.692654	8.137404	-40.57%	0
2007	15.033833	13.692654	-8.92%	0
2006	13.376958	15.033833	12.39%	0
2005	13.111050	13.376958	2.03%	0
2004	12.171013	13.111050	7.72%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
2010	13.121396	13.997038	6.67%	0
2009	10.859289	13.121396	20.83%	0
2008	19.985747	10.859289	-45.66%	0
2007	19.026074	19.985747	5.04%	0
2006	15.363941	19.026074	23.84%	0
2005	14.123153	15.363941	8.79%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.694740	17.689532	39.35%	0
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
2010	12.289523	14.393142	17.12%	0
2009	7.734104	12.289523	58.90%	0
2008	12.669821	7.734104	-38.96%	0
2007	12.386836	12.669821	2.28%	0
2006	12.116873	12.386836	2.23%	0
2005	11.823804	12.116873	2.48%	0
2004	11.611367	11.823804	1.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
2010*	10.000000	10.420234	4.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
2010	9.592657	9.937985	3.60%	0
2009	9.045830	9.592657	6.05%	0
2008	10.419936	9.045830	-13.19%	1,195
2007	10.216391	10.419936	1.99%	324
2006	10.174578	10.216391	0.41%	0
2005	10.096572	10.174578	0.77%	0
2004	10.006635	10.096572	0.90%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
2010	16.558415	17.617459	6.40%	0
2009	13.126321	16.558415	26.15%	0
2008	15.925008	13.126321	-17.57%	0
2007	15.441312	15.925008	3.13%	0
2006	14.372918	15.441312	7.43%	0
2005	13.219470	14.372918	8.73%	0
2004	12.386826	13.219470	6.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
2010	12.092643	14.863063	22.91%	0
2009	8.171364	12.092643	47.99%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	13.087650	17.069308	30.42%	0
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
2010	10.253944	11.208033	9.30%	0
2009	8.792812	10.253944	16.62%	0
2008	15.301802	8.792812	-42.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	18.766693	25.029375	33.37%	0
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
2010	15.051079	18.463065	22.67%	0
2009	10.888056	15.051079	38.23%	0
2008	17.489150	10.888056	-37.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.030410	10.879370	8.46%	0
2012*	10.000000	10.030410	0.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.606234	11.179558	-11.32%	0
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
2010	10.983615	11.188033	1.86%	0
2009	10.284462	10.983615	6.80%	0
2008	10.784814	10.284462	-4.64%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	12.970260	17.028175	31.29%	0
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
2010	10.634491	11.733445	10.33%	0
2009	9.318527	10.634491	14.12%	0
2008	14.734347	9.318527	-36.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.999232	17.621595	25.88%	0
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
2010	11.221044	12.936880	15.29%	0
2009	8.921263	11.221044	25.78%	0
2008	12.196336	8.921263	-26.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.619038	13.990704	10.87%	0
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
2010	11.924613	12.683088	6.36%	0
2009*	10.000000	11.924613	19.25%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.085177	20.85%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	18.743802	25.558304	36.36%	0
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
2010	14.066118	17.150860	21.93%	0
2009	11.610534	14.066118	21.15%	0
2008	17.344711	11.610534	-33.06%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.359986	17.050653	27.62%	0
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
2010	10.924784	12.125325	10.99%	0
2009	8.944671	10.924784	22.14%	0
2008	14.728065	8.944671	-39.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	13.955936	16.339729	17.08%	0
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
2010	11.132297	12.410446	11.48%	0
2009	9.399082	11.132297	18.44%	0
2008	13.802657	9.399082	-31.90%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.818195	15.538009	43.63%	0
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
2010	8.795706	11.149943	26.77%	0
2009	7.217638	8.795706	21.86%	0
2008	11.970611	7.217638	-39.71%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.504487	12.944331	12.52%	0
2012	10.791401	11.504487	6.61%	0
2011	11.785179	10.791401	-8.43%	0
2010	10.762012	11.785179	9.51%	0
2009	9.805582	10.762012	9.75%	0
2008	14.388496	9.805582	-31.85%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.473435	11.201172	-2.37%	0
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0
2010	10.432720	10.946648	4.93%	0
2009	8.960295	10.432720	16.43%	0
2008	10.002438	8.960295	-10.42%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.686873	12.819099	9.69%	0
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
2010	10.271943	11.202483	9.06%	0
2009	8.551895	10.271943	20.11%	0
2008	11.794229	8.551895	-27.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.818222	13.242475	12.05%	0
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
2010	10.174021	11.271537	10.79%	0
2009	8.167735	10.174021	24.56%	0
2008	12.543972	8.167735	-34.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.729511	13.799359	17.65%	0
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
2010	9.938798	11.161361	12.30%	0
2009	7.818906	9.938798	27.11%	0
2008	13.051638	7.818906	-40.09%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.352236	17.265507	20.30%	0
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
2010	13.332991	15.395119	15.47%	0
2009	9.323947	13.332991	43.00%	0
2008	21.105881	9.323947	-55.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.441266	16.649296	23.87%	0
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
2010	10.910636	12.149852	11.36%	0
2009	8.669099	10.910636	25.86%	0
2008	15.645403	8.669099	-44.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	13.008718	17.143809	31.79%	0
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
2010	10.092914	12.114143	20.03%	0
2009	8.139562	10.092914	24.00%	0
2008	15.943213	8.139562	-48.95%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.735404	11.136425	-5.10%	0
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
2010	10.609884	11.057037	4.21%	0
2009	9.482361	10.609884	11.89%	0
2008	10.136610	9.482361	-6.45%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	21.929943	28.873057	31.66%	0
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
2010	18.355509	22.869179	24.59%	0
2009	13.554387	18.355509	35.42%	0
2008	23.163116	13.554387	-41.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	15.906071	20.063032	26.13%	0
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
2010	15.571433	17.025062	9.34%	0
2009	12.731492	15.571433	22.31%	0
2008	23.447130	12.731492	-45.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	11.021447	13.900387	26.12%	0
2012	9.443565	11.021447	16.71%	0
2011	11.796854	9.443565	-19.95%	0
2010	10.789957	11.796854	9.33%	0
2009	8.823493	10.789957	22.29%	0
2008	16.245750	8.823493	-45.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.554382	22.144979	26.15%	0
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0
2010	13.212601	16.175617	22.43%	0
2009	8.676502	13.212601	52.28%	0
2008	18.382872	8.676502	-52.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.370623	11.238736	19.94%	0
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
2010	8.226101	8.788635	6.84%	0
2009	6.517536	8.226101	26.21%	0
2008*	10.000000	6.517536	-34.82%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.693300	12.910581	10.41%	0
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
2010	9.889262	10.797327	9.18%	0
2009	7.526389	9.889262	31.39%	0
2008	11.042159	7.526389	-31.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.520316	18.247817	25.67%	0
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
2010	11.145921	13.030417	16.91%	0
2009	9.802418	11.145921	13.71%	0
2008	13.877318	9.802418	-29.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	19.108711	25.226823	32.02%	0
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
2010	14.375565	17.861877	24.25%	0
2009	11.486602	14.375565	25.15%	0
2008	17.698412	11.486602	-35.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.744812	19.953247	19.16%	0
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
2010	16.067484	16.878726	5.05%	0
2009	12.099493	16.067484	32.79%	0
2008	20.944254	12.099493	-42.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.098302	11.112885	10.05%	0
2012*	10.000000	10.098302	0.98%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.787360	-2.13%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.737820	11.597515	19.10%	0
2012	8.813113	9.737820	10.49%	0
2011	10.282589	8.813113	-14.29%	0
2010*	10.000000	10.282589	2.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.840979	16.415023	27.83%	0
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
2010*	10.000000	11.254934	12.55%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.526245	12.904675	35.46%	0
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.837253	12.245790	24.48%	0
2012*	10.000000	9.837253	-1.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.619647	12.733646	32.37%	0
2012*	10.000000	9.619647	-3.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.812120	15.535298	21.25%	0
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
2010	11.716690	12.338736	5.31%	0
2009*	10.000000	11.716690	17.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.683377	11.439217	7.07%	0
2012*	10.000000	10.683377	6.83%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.945274	12.522304	25.91%	0
2012*	10.000000	9.945274	-0.55%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	15.127584	17.561632	16.09%	0
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
2010	13.382126	14.020410	4.77%	0
2009	10.996797	13.382126	21.69%	0
2008	13.520189	10.996797	-18.66%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	17.150947	21.752633	26.83%	0
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0
2010	15.359012	15.847510	3.18%	0
2009	10.855174	15.359012	41.49%	0
2008	20.117417	10.855174	-46.04%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.836825	12.905589	31.20%	0
2012*	10.000000	9.836825	-1.63%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.310904	26.921857	10.74%	0
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
2010	27.909645	33.811698	21.15%	0
2009	16.084135	27.909645	73.52%	0
2008	34.750086	16.084135	-53.71%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.308078	16.771469	26.02%	0
2012	11.771014	13.308078	13.06%	0
2011	12.101997	11.771014	-2.73%	0
2010	11.135683	12.101997	8.68%	0
2009	8.261847	11.135683	34.78%	0
2008	13.530208	8.261847	-38.94%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.103297	13.825776	36.84%	0
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.249899	20.037655	31.40%	0
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
2010	13.065737	14.081083	7.77%	0
2009	11.011503	13.065737	18.66%	0
2008	16.896991	11.011503	-34.83%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.354178	14.042927	23.68%	0
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.888727	12.400454	25.40%	0
2012	8.969720	9.888727	10.25%	0
2011*	10.000000	8.969720	-10.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.551862	18.567131	27.59%	0
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
2010	12.290622	13.476225	9.65%	0
2009*	10.000000	12.290622	22.91%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.298304	12.302817	19.46%	2,192
2012	9.184942	10.298304	12.12%	2,318
2011	9.390893	9.184942	-2.19%	2,377
2010	8.651441	9.390893	8.55%	2,410
2009	7.234326	8.651441	19.59%	2,418
2008	10.631792	7.234326	-31.96%	2,437
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.459678	9.874539	-5.59%	2,731
2012	10.284348	10.459678	1.70%	2,235
2011	10.037844	10.284348	2.46%	2,112
2010	9.773451	10.037844	2.71%	2,073
2009	8.993354	9.773451	8.67%	2,070
2008	10.297722	8.993354	-12.67%	1,896
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.762136	13.415595	24.66%	0
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
2010	9.598315	10.352092	7.85%	0
2009	6.995106	9.598315	37.21%	0
2008	11.764963	6.995106	-40.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.625424	12.089012	25.59%	0
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
2010	7.998790	9.161226	14.53%	0
2009	5.947930	7.998790	34.48%	0
2008	11.003922	5.947930	-45.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.506697	10.960771	28.85%	2,535
2012	7.499782	8.506697	13.43%	2,898
2011	7.916207	7.499782	-5.26%	2,982
2010	7.361340	7.916207	7.54%	2,976
2009	5.812841	7.361340	26.64%	2,950
2008	9.686205	5.812841	-39.99%	3,171
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	14.918860	15.478809	3.75%	0
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
2010	12.184103	13.359632	9.65%	0
2009	8.612068	12.184103	41.48%	0
2008	12.342412	8.612068	-30.22%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.689960	17.948687	31.11%	0
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
2010	11.317542	12.660907	11.87%	0
2009	9.105570	11.317542	24.29%	0
2008	14.968912	9.105570	-39.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.105746	11.274006	39.09%	0
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
2010	7.480276	8.363784	11.81%	0
2009	5.046677	7.480276	48.22%	0
2008*	10.000000	5.046677	-49.53%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.318314	12.510770	34.26%	0
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0
2010	7.692638	9.210778	19.73%	0
2009	6.047648	7.692638	27.20%	0
2008*	10.000000	6.047648	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.941316	11.218105	25.46%	0
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
2010	7.861180	8.756975	11.40%	0
2009	6.279343	7.861180	25.19%	0
2008*	10.000000	6.279343	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	9.996949	11.106989	11.10%	0
2012	9.289966	9.996949	7.61%	0
2011	9.717226	9.289966	-4.40%	0
2010	9.082783	9.717226	6.99%	0
2009	7.822749	9.082783	16.11%	0
2008*	10.000000	7.822749	-21.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.597387	11.275810	17.49%	0
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
2010	8.553603	9.315490	8.91%	0
2009	7.109326	8.553603	20.32%	0
2008*	10.000000	7.109326	-28.91%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.394074	10.568694	1.68%	0
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
2010	9.811808	10.154305	3.49%	0
2009	8.959123	9.811808	9.52%	0
2008*	10.000000	8.959123	-10.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.693536	6.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.830371	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.807250	11.195346	14.15%	0
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
2010	8.818601	9.517062	7.92%	0
2009	7.462804	8.818601	18.17%	0
2008*	10.000000	7.462804	-25.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.324647	11.229279	20.43%	0
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
2010	8.280007	9.091525	9.80%	0
2009	6.750662	8.280007	22.65%	0
2008*	10.000000	6.750662	-32.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.178233	10.971194	7.79%	0
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0
2010	9.348588	9.877270	5.66%	0
2009	8.198147	9.348588	14.03%	0
2008*	10.000000	8.198147	-18.02%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.343245	10.757596	-5.16%	0
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
2010	10.224799	10.579445	3.47%	0
2009	9.717023	10.224799	5.23%	0
2008*	10.000000	9.717023	-2.83%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.258409	11.634990	-5.09%	0
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
2010	10.970067	11.492609	4.76%	0
2009	9.722786	10.970067	12.83%	0
2008*	10.000000	9.722786	-2.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	26.908632	26.186171	-2.68%	0
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
2010	28.176274	31.648576	12.32%	0
2009	17.829196	28.176274	58.03%	0
2008	43.740296	17.829196	-59.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.220359	10.431540	-7.03%	0
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
2010	10.647498	10.810828	1.53%	0
2009	10.700397	10.647498	-0.49%	0
2008	10.251268	10.700397	4.38%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.213205	8.217252	13.92%	0
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
2010	6.764988	7.407899	9.50%	0
2009	5.393107	6.764988	25.44%	0
2008*	10.000000	5.393107	-46.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.871301	9.230014	17.26%	0
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0
2010	7.818940	8.137306	4.07%	0
2009	6.274147	7.818940	24.62%	0
2008	11.378270	6.274147	-44.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.764100	18.204836	23.30%	0
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
2010	12.713282	14.121735	11.08%	0
2009	10.314039	12.713282	23.26%	0
2008	16.854466	10.314039	-38.81%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0
2010	11.398134	12.128977	6.41%	0
2009*	10.000000	11.398134	13.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
2010	11.950737	12.973714	8.56%	0
2009*	10.000000	11.950737	19.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.125123	11.301122	1.58%	0
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
2010	10.666067	10.944522	2.61%	0
2009	10.090576	10.666067	5.70%	0
2008	11.080825	10.090576	-8.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.530294	5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.617696	6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.171187	14.885158	13.01%	0
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
2010	11.782881	12.663937	7.48%	0
2009	10.206702	11.782881	15.44%	0
2008	13.714855	10.206702	-25.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.236095	16.881927	18.59%	0
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
2010	12.454242	13.617346	9.34%	0
2009	10.332349	12.454242	20.54%	0
2008	15.542404	10.332349	-33.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.288135	13.156926	7.07%	0
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
2010	11.286601	11.868304	5.15%	0
2009	10.167161	11.286601	11.01%	0
2008	12.350672	10.167161	-17.68%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.555396	19.222282	32.06%	0
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
2010	12.767002	13.425143	5.16%	0
2009*	10.000000	12.767002	27.67%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	18.737884	24.158020	28.93%	0
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
2010	14.253744	17.431426	22.29%	0
2009	10.756251	14.253744	32.52%	0
2008	17.472103	10.756251	-38.44%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.517530	8.253489	-3.10%	0
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
2010	9.361404	9.071213	-3.10%	0
2009	9.656837	9.361404	-3.06%	0
2008	9.765229	9.656837	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.619804	12.091042	-4.19%	0
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
2010	10.585964	11.343968	7.16%	0
2009	8.783114	10.585964	20.53%	0
2008	10.959160	8.783114	-19.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.550136	10.031478	17.33%	0
2013	8.550136	10.031478	17.33%	0
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
2010	7.909010	8.722109	10.28%	0
2009	5.996721	7.909010	31.89%	0
2008*	10.000000	5.996721	-40.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.415435	14.563142	17.30%	0
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
2010	13.171196	13.515587	2.61%	0
2009	10.495599	13.171196	25.49%	0
2008	20.239318	10.495599	-48.14%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.208504	11.994034	30.25%	0
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
2010	7.806312	8.726316	11.79%	0
2009	6.227982	7.806312	25.34%	0
2008*	10.000000	6.227982	-37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.693814	11.375347	30.84%	0
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
2010	7.674657	8.384833	9.25%	0
2009	6.216221	7.674657	23.46%	0
2008*	10.000000	6.216221	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.501529	12.761695	34.31%	0
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0
2010	7.537934	9.237900	22.55%	0
2009	6.139399	7.537934	22.78%	0
2008*	10.000000	6.139399	-38.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.348319	13.605365	31.47%	0
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
2010	8.365535	9.697905	15.93%	0
2009	6.616993	8.365535	26.43%	0
2008*	10.000000	6.616993	-33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.193203	17.008510	39.49%	0
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
2010	9.554020	11.582367	21.23%	0
2009	7.752146	9.554020	23.24%	0
2008	14.965054	7.752146	-48.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.637570	23.931835	35.69%	0
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0
2010	13.474912	16.514540	22.56%	0
2009	11.048833	13.474912	21.96%	0
2008	16.843634	11.048833	-34.40%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	16.998726	23.151808	36.20%	0
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
2010	13.772382	16.679609	21.11%	0
2009	10.572824	13.772382	30.26%	0
2008	17.701030	10.572824	-40.27%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.202342	15.464978	26.74%	0
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
2010	10.364947	11.372011	9.72%	0
2009	8.519322	10.364947	21.66%	0
2008	15.058676	8.519322	-43.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.107728	10.058827	-0.48%	0
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
2010	6.975141	8.774897	25.80%	0
2009	5.515499	6.975141	26.46%	0
2008*	10.000000	5.515499	-44.85%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.555913	15.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.875657	9.579592	-3.00%	0
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0
2010	10.105744	10.029444	-0.76%	0
2009	9.736749	10.105744	3.79%	0
2008*	10.000000	9.736749	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.416201	24.16%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.930969	15.048127	16.37%	0
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
2010	12.763453	13.152966	3.05%	0
2009*	10.000000	12.763453	27.63%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	9.009510	8.784047	-2.50%	0
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
2010	8.965097	9.146323	2.02%	0
2009	8.163826	8.965097	9.81%	0
2008	9.731969	8.163826	-16.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.835699	15.312762	41.32%	0
2012	10.276627	10.835699	5.44%	0
2011	10.718412	10.276627	-4.12%	0
2010	9.247398	10.718412	15.91%	0
2009	7.774322	9.247398	18.95%	0
2008	13.256294	7.774322	-41.35%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.216516	18.956347	33.34%	0
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
2010	11.824071	14.076597	19.05%	0
2009	9.284580	11.824071	27.35%	0
2008	15.823661	9.284580	-41.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	18.923763	23.286928	23.06%	0
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
2010	16.247507	18.216643	12.12%	0
2009	12.032155	16.247507	35.03%	0
2008	20.811338	12.032155	-42.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.118147	9.768473	-3.46%	0
2012*	10.000000	10.118147	1.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.140624	16.736768	27.37%	0
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
2010	10.726633	12.039374	12.24%	0
2009	8.648730	10.726633	24.03%	0
2008	14.543646	8.648730	-40.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	18.105080	24.671338	36.27%	0
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
2010	14.077483	16.786718	19.25%	0
2009	10.613467	14.077483	32.64%	0
2008	17.668621	10.613467	-39.93%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.494973	10.180731	-2.99%	0
2012*	10.000000	10.494973	4.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.191120	11.037423	-9.46%	0
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0
2010	10.737936	11.380251	5.98%	0
2009*	10.000000	10.737936	7.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.057318	10.689653	-3.33%	0
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
2010	10.816432	11.024649	1.93%	0
2009*	10.000000	10.816432	8.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.485251	9.935974	-5.24%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	12.066426	15.864248	31.47%	0
2012	10.452926	12.066426	15.44%	0
2011	11.311753	10.452926	-7.59%	0
2010	10.205946	11.311753	10.83%	0
2009	8.113633	10.205946	25.79%	0
2008	13.659717	8.113633	-40.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.256550	16.451786	24.10%	0
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
2010	13.076339	13.941784	6.62%	0
2009	10.827587	13.076339	20.77%	0
2008	19.937709	10.827587	-45.69%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.631551	17.592418	39.27%	0
2012	11.412774	12.631551	10.68%	0
2011	14.336308	11.412774	-20.39%	0
2010	12.247313	14.336308	17.06%	0
2009	7.711514	12.247313	58.82%	0
2008	12.639354	7.711514	-38.99%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.143697	20.628766	45.85%	0
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
2010*	10.000000	10.416671	4.17%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.697506	10.305718	-3.66%	0
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
2010	9.559700	9.898730	3.55%	0
2009	9.019403	9.559700	5.99%	0
2008	10.394856	9.019403	-13.23%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	20.756111	18.351317	-11.59%	0
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
2010	16.498789	17.544974	6.34%	0
2009	13.085802	16.498789	26.08%	0
2008	15.884049	13.085802	-17.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.616754	10.300240	7.11%	0
2012*	10.000000	9.616754	-3.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.522313	10.177072	6.88%	0
2012*	10.000000	9.522313	-4.78%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.316590	20.841763	45.58%	0
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0
2010	12.060665	14.816129	22.85%	0
2009	8.153961	12.060665	47.91%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	12.957682	16.882355	30.29%	0
2012	11.418028	12.957682	13.48%	0
2011	11.119658	11.418028	2.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	18.580233	24.755133	33.23%	0
2012	16.203266	18.580233	14.67%	0
2011	18.317427	16.203266	-11.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.023504	10.860666	8.35%	0
2012*	10.000000	10.023504	0.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.476752	11.053302	-11.41%	0
2012	12.003637	12.476752	3.94%	0
2011	11.095996	12.003637	8.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	12.841437	16.841657	31.15%	0
2012	11.591131	12.841437	10.79%	0
2011	11.640911	11.591131	-0.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.888848	17.464613	25.75%	0
2012	12.345670	13.888848	12.50%	0
2011	12.861413	12.345670	-4.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.571342	13.923436	10.76%	0
2012	11.810744	12.571342	6.44%	0
2011	12.661267	11.810744	-6.72%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.076846	20.77%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	18.557608	25.278337	36.22%	0
2012	16.564839	18.557608	12.03%	18
2011	17.015596	16.564839	-2.65%	22
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.227276	16.863880	27.49%	0
2012	11.834249	13.227276	11.77%	0
2011	12.029706	11.834249	-1.62%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	13.817287	16.160708	16.96%	0
2012	12.961141	13.817287	6.61%	0
2011	12.312553	12.961141	5.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.710707	15.367765	43.48%	0
2012	9.202969	10.710707	16.38%	0
2011	11.061987	9.202969	-16.81%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.390204	12.802524	12.40%	0
2012	10.695274	11.390204	6.50%	0
2011	11.692242	10.695274	-8.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.359433	11.078435	-2.47%	0
2012	10.722961	11.359433	5.94%	0
2011	10.860291	10.722961	-1.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.594767	12.704946	9.57%	0
2012	10.735465	11.594767	8.00%	0
2011	11.137165	10.735465	-3.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.725032	13.124495	11.94%	0
2012	10.713242	11.725032	9.44%	0
2011	11.205774	10.713242	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.637007	13.676414	17.53%	0
2012	10.437912	11.637007	11.49%	0
2011	11.096224	10.437912	-5.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.239018	17.111634	20.17%	0
2012	14.045927	14.239018	1.37%	0
2011	15.305277	14.045927	-8.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.307730	16.466889	23.74%	0
2012	11.745432	13.307730	13.30%	0
2011	12.054009	11.745432	-2.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	12.879513	16.956032	31.65%	0
2012	11.631004	12.879513	10.73%	0
2011	12.018591	11.631004	-3.22%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.618847	11.014433	-5.20%	0
2012	11.366919	11.618847	2.22%	112
2011	10.969841	11.366919	3.62%	105
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	21.712157	28.556832	31.52%	0
2012	19.580198	21.712157	10.89%	0
2011	22.688861	19.580198	-13.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	15.748063	19.843245	26.00%	0
2012	13.515508	15.748063	16.52%	0
2011	16.890795	13.515508	-19.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	10.923301	13.762408	25.99%	0
2012	9.369158	10.923301	16.59%	0
2011	11.716001	9.369158	-20.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.379950	21.902325	26.02%	0
2012	14.131191	17.379950	22.99%	0
2011	16.048021	14.131191	-11.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.325533	11.173118	19.81%	0
2012	8.353677	9.325533	11.63%	0
2011	8.764450	8.353677	-4.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.613047	12.808737	10.30%	0
2012	10.650326	11.613047	9.04%	0
2011	10.745404	10.650326	-0.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.376018	18.047842	25.54%	0
2012	13.265592	14.376018	8.37%	0
2011	12.927609	13.265592	2.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	18.918848	24.950417	31.88%	0
2012	16.509825	18.918848	14.59%	28
2011	17.720982	16.509825	-6.83%	34
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.578450	19.734645	19.04%	0
2012	14.486438	16.578450	14.44%	0
2011	16.745610	14.486438	-13.49%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.091361	11.093804	9.93%	0
2012*	10.000000	10.091361	0.91%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.780602	-2.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.716066	11.559679	18.97%	0
2012	8.802530	9.716066	10.38%	0
2011	10.280841	8.802530	-14.38%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.812333	16.361520	27.70%	0
2012	10.794409	12.812333	18.69%	0
2011	11.253024	10.794409	-4.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.519581	12.882342	35.32%	0
2012*	10.000000	9.519581	-4.80%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.830483	12.224731	24.36%	0
2012*	10.000000	9.830483	-1.70%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.612920	12.711626	32.23%	0
2012*	10.000000	9.612920	-3.87%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.763703	15.460634	21.13%	0
2012	11.064764	12.763703	15.35%	0
2011	12.317519	11.064764	-10.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.676025	11.419552	6.96%	0
2012*	10.000000	10.676025	6.76%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.938437	12.500787	25.78%	0
2012*	10.000000	9.938437	-0.62%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	14.977292	17.369229	15.97%	0
2012	13.648137	14.977292	9.74%	0
2011	13.909829	13.648137	-1.88%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	16.980576	21.514341	26.70%	0
2012	14.163755	16.980576	19.89%	0
2011	15.722513	14.163755	-9.91%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.829941	12.883258	31.06%	0
2012*	10.000000	9.829941	-1.70%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	24.069406	26.626919	10.63%	0
2012	21.971245	24.069406	9.55%	0
2011	33.545122	21.971245	-34.50%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.175857	16.587719	25.89%	0
2012	11.666125	13.175857	12.94%	0
2011	12.006529	11.666125	-2.84%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.096353	13.802018	36.70%	0
2012*	10.000000	10.096353	0.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.098425	19.818172	31.26%	0
2012	13.460795	15.098425	12.17%	86
2011	13.970035	13.460795	-3.65%	101
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.323000	13.989931	23.55%	0
2012	10.090576	11.323000	12.21%	0
2011	10.612155	10.090576	-4.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.871719	12.366354	25.27%	0
2012	8.963573	9.871719	10.13%	0
2011*	10.000000	8.963573	-10.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.496877	18.477901	27.46%	0
2012	13.086760	14.496877	10.78%	0
2011	13.453063	13.086760	-2.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.227621	12.205772	19.34%	0
2012	9.131349	10.227621	12.01%	0
2011	9.345717	9.131349	-2.29%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.387883	9.796632	-5.69%	0
2012	10.224338	10.387883	1.60%	0
2011	9.989567	10.224338	2.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.688272	13.309777	24.53%	0
2012	9.044674	10.688272	18.17%	0
2011	10.302281	9.044674	-12.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.559332	11.993634	25.47%	0
2012	8.412164	9.559332	13.64%	0
2011	9.117141	8.412164	-7.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.457027	10.885534	28.72%	0
2012	7.463704	8.457027	13.31%	0
2011	7.886247	7.463704	-5.36%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	14.770666	15.309240	3.65%	0
2012	13.321013	14.770666	10.88%	0
2011	13.254269	13.321013	0.50%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.553975	17.752068	30.97%	0
2012	11.849826	13.553975	14.38%	49
2011	12.561060	11.849826	-5.66%	58
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.066761	11.208214	38.94%	0
2012	7.133153	8.066761	13.09%	0
2011	8.340778	7.133153	-14.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.273497	12.437757	34.12%	0
2012	8.601642	9.273497	7.81%	142
2011	9.185415	8.601642	-6.36%	158
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.898319	11.152647	25.33%	0
2012	7.914665	8.898319	12.43%	0
2011	8.732889	7.914665	-9.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	9.948901	11.042200	10.99%	0
2012	9.254894	9.948901	7.50%	0
2011	9.690526	9.254894	-4.50%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.551243	11.210017	17.37%	0
2012	8.683102	9.551243	10.00%	0
2011	9.289866	8.683102	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.344120	10.507050	1.58%	0
2012	9.941438	10.344120	4.05%	0
2011	10.126385	9.941438	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.686161	6.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.822904	8.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.760118	11.130049	14.04%	0
2012	8.973486	9.760118	8.77%	0
2011	9.490892	8.973486	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.279807	11.163754	20.30%	0
2012	8.366897	9.279807	10.91%	0
2011	9.066514	8.366897	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.129292	10.907175	7.68%	0
2012	9.509802	10.129292	6.51%	0
2011	9.850091	9.509802	-3.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.288746	10.694864	-5.26%	0
2012	10.850881	11.288746	4.04%	0
2011	10.550372	10.850881	2.85%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.199498	11.567127	-5.18%	0
2012	11.766271	12.199498	3.68%	0
2011	11.461018	11.766271	2.66%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	26.641385	25.899337	-2.79%	0
2012	23.526831	26.641385	13.24%	0
2011	31.399076	23.526831	-25.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.108913	10.317265	-7.13%	0
2012	11.136659	11.108913	-0.25%	117
2011	10.725569	11.136659	3.83%	107

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.178503	8.169284	13.80%	0
2012	6.436305	7.178503	11.53%	0
2011	7.387516	6.436305	-12.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.817242	9.157171	17.14%	0
2012	6.831982	7.817242	14.42%	0
2011	8.098148	6.831982	-15.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.617398	18.005363	23.18%	0
2012	13.029574	14.617398	12.19%	0
2011	14.010322	13.029574	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.520246	13.746630	9.80%	0
2012	11.825207	12.520246	5.88%	0
2011	12.108125	11.825207	-2.34%	3,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.494857	15.609782	15.67%	0
2012	12.420488	13.494857	8.65%	0
2011	12.951425	12.420488	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	11.014664	11.177364	1.48%	0
2012	10.819721	11.014664	1.80%	0
2011	10.858261	10.819721	-0.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.523026	5.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.610371	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	13.040352	14.722092	12.90%	0
2012	12.157941	13.040352	7.26%	0
2011	12.564071	12.157941	-3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.094701	16.697005	18.46%	0
2012	12.800342	14.094701	10.11%	0
2011	13.509964	12.800342	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.166080	13.012799	6.96%	0
2012	11.633877	12.166080	4.57%	0
2011	11.774699	11.633877	-1.20%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.500390	19.129904	31.93%	0
2012	12.650339	14.500390	14.62%	0
2011	13.402051	12.650339	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	18.551767	23.893393	28.79%	0
2012	16.315600	18.551767	13.71%	0
2011	17.293972	16.315600	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.430784	8.160998	-3.20%	0
2012	8.710257	8.430784	-3.21%	0
2011	8.997381	8.710257	-3.19%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.494433	11.958569	-4.29%	0
2012	11.499757	12.494433	8.65%	0
2011	11.254483	11.499757	2.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.509006	9.972927	17.20%	0
2013	8.509006	9.972927	17.20%	0
2012	7.609844	8.509006	11.82%	218
2011	8.698111	7.609844	-12.51%	235
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.292090	14.403578	17.18%	0
2012	10.849692	12.292090	13.29%	0
2011	13.408988	10.849692	-19.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.164213	11.924036	30.12%	0
2012	8.152062	9.164213	12.42%	70
2011	8.702305	8.152062	-6.32%	81
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.651972	11.308926	30.71%	0
2012	7.601443	8.651972	13.82%	0
2011	8.361733	7.601443	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.455832	12.687217	34.17%	0
2012	8.521262	9.455832	10.97%	86
2011	9.212477	8.521262	-7.50%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.298558	13.525980	31.34%	0
2012	9.144981	10.298558	12.61%	115
2011	9.671226	9.144981	-5.44%	132

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.072093	16.822218	39.35%	0
2012	11.028199	12.072093	9.47%	0
2011	11.491026	11.028199	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.462375	23.669690	35.55%	0
2012	14.995957	17.462375	16.45%	0
2011	16.384303	14.995957	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	16.829865	22.898194	36.06%	0
2012	15.089812	16.829865	11.53%	0
2011	16.548059	15.089812	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.081099	15.295512	26.61%	0
2012	10.963280	12.081099	10.20%	109
2011	11.282310	10.963280	-2.83%	125
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.059089	10.000089	-0.59%	0
2012	8.991344	10.059089	11.88%	0
2011	8.750722	8.991344	2.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.547955	15.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.828168	9.523679	-3.10%	0
2012	9.808318	9.828168	0.20%	0
2011	10.001847	9.808318	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.407646	24.08%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.882075	14.975770	16.25%	0
2012	11.131134	12.882075	15.73%	149
2011	13.130361	11.131134	-15.23%	160
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	8.920029	8.687830	-2.60%	0
2012	8.809962	8.920029	1.25%	0
2011	9.074194	8.809962	-2.91%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.728009	15.144960	41.17%	0
2012	10.185038	10.728009	5.33%	0
2011	10.633846	10.185038	-4.22%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.075257	18.748647	33.20%	0
2012	13.103032	14.075257	7.42%	0
2011	13.965569	13.103032	-6.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	18.735797	23.031832	22.93%	0
2012	16.003622	18.735797	17.07%	0
2011	18.072996	16.003622	-11.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.116271	9.756584	-3.56%	0
2012*	10.000000	10.116271	1.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	13.010105	16.553445	27.24%	0
2012	11.526619	13.010105	12.87%	112
2011	11.944438	11.526619	-3.50%	133
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	17.925217	24.401062	36.13%	0
2012	15.738159	17.925217	13.90%	0
2011	16.654299	15.738159	-5.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.487753	10.163222	-3.09%	0
2012*	10.000000	10.487753	4.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.145028	10.984345	-9.56%	0
2012	11.923719	12.145028	1.86%	0
2011	11.360662	11.923719	4.96%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.015510	10.638249	-3.42%	0
2012	10.761832	11.015510	2.36%	59
2011	11.005678	10.761832	-2.22%	56
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.467228	9.908666	-5.34%	0
2012	9.875923	10.467228	5.99%	0
2011*	10.000000	9.875923	-1.24%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	11.946545	15.690427	31.34%	0
2012	10.359789	11.946545	15.32%	0
2011	11.222522	10.359789	-7.69%	0

Additional Contract Options Elected Total - 3.20%
Variable account charges of the daily net assets of the variable account - 3.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.124852	16.271551	23.98%	0
2012	11.122125	13.124852	18.01%	0
2011	13.831826	11.122125	-19.59%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.506092	17.399728	39.13%	0
2012	11.311112	12.506092	10.56%	0
2011	14.223257	11.311112	-20.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.104882	20.550948	45.70%	0
2012	11.123746	14.104882	26.80%	0
2011	10.409542	11.123746	6.86%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.591279	10.192845	-3.76%	0
2012	10.021017	10.591279	5.69%	0
2011	9.820683	10.021017	2.04%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	20.542972	18.144108	-11.68%	0
2012	18.005013	20.542972	14.10%	0
2011	17.400687	18.005013	3.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.610103	10.282485	7.00%	0
2012*	10.000000	9.610103	-3.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.515752	10.159567	6.77%	0
2012*	10.000000	9.515752	-4.84%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.196956	20.646297	45.43%	0
2012	13.597233	14.196956	4.41%	0
2011	14.722683	13.597233	-7.64%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	12.893087	16.789532	30.22%	0
2012	11.366998	12.893087	13.43%	0
2011	11.075673	11.366998	2.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	18.487644	24.619061	33.16%	0
2012	16.130880	18.487644	14.61%	0
2011	18.245001	16.130880	-11.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.020055	10.851317	8.30%	0
2012*	10.000000	10.020055	0.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.412460	10.990661	-11.45%	0
2012	11.947972	12.412460	3.89%	0
2011	11.050235	11.947972	8.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	12.777472	16.749132	31.08%	0
2012	11.539367	12.777472	10.73%	0
2011	11.594904	11.539367	-0.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.833948	17.386606	25.68%	0
2012	12.303237	13.833948	12.44%	0
2011	12.823814	12.303237	-4.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.547527	13.889882	10.70%	0
2012	11.794489	12.547527	6.38%	0
2011	12.650376	11.794489	-6.77%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.072677	20.73%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	18.465155	25.139417	36.15%	0
2012	16.490855	18.465155	11.97%	0
2011	16.948339	16.490855	-2.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.161382	16.771204	27.43%	0
2012	11.781393	13.161382	11.71%	0
2011	11.982155	11.781393	-1.68%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	13.748431	16.071865	16.90%	0
2012	12.903225	13.748431	6.55%	0
2011	12.263855	12.903225	5.21%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.657317	15.283270	43.41%	0
2012	9.161850	10.657317	16.32%	0
2011	11.018245	9.161850	-16.85%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.333475	12.732187	12.34%	0
2012	10.647519	11.333475	6.44%	0
2011	11.646042	10.647519	-8.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.302831	11.017537	-2.52%	0
2012	10.675055	11.302831	5.88%	0
2011	10.817348	10.675055	-1.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.548915	12.648179	9.52%	0
2012	10.698552	11.548915	7.95%	0
2011	11.104587	10.698552	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.678708	13.065897	11.88%	0
2012	10.676443	11.678708	9.39%	0
2011	11.173044	10.676443	-4.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.591010	13.615323	17.46%	0
2012	10.402047	11.591010	11.43%	0
2011	11.063810	10.402047	-5.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.182699	17.035157	20.11%	0
2012	13.997625	14.182699	1.32%	0
2011	15.260516	13.997625	-8.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.241371	16.376311	23.68%	0
2012	11.692922	13.241371	13.24%	0
2011	12.006316	11.692922	-2.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	12.815300	16.862776	31.58%	0
2012	11.579019	12.815300	10.68%	0
2011	11.971052	11.579019	-3.27%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.560962	10.953906	-5.25%	0
2012	11.316157	11.560962	2.16%	0
2011	10.926474	11.316157	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	21.603979	28.399900	31.46%	0
2012	19.492740	21.603979	10.83%	0
2011	22.599189	19.492740	-13.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	15.669598	19.734185	25.94%	0
2012	13.455133	15.669598	16.46%	0
2011	16.824036	13.455133	-20.02%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	10.874522	13.693883	25.93%	0
2012	9.332153	10.874522	16.53%	0
2011	11.675746	9.332153	-20.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.293334	21.781927	25.96%	0
2012	14.068036	17.293334	22.93%	0
2011	15.984556	14.068036	-11.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.303093	11.140475	19.75%	0
2012	8.337888	9.303093	11.58%	0
2011	8.752386	8.337888	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.573110	12.758090	10.24%	0
2012	10.619196	11.573110	8.98%	0
2011	10.719514	10.619196	-0.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.304423	17.948690	25.48%	0
2012	13.206355	14.304423	8.31%	0
2011	12.876507	13.206355	2.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	18.824536	24.813215	31.81%	0
2012	16.436034	18.824536	14.53%	0
2011	17.650879	16.436034	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.495868	19.626203	18.98%	0
2012	14.421745	16.495868	14.38%	0
2011	16.679436	14.421745	-13.54%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.087882	11.084253	9.88%	0
2012*	10.000000	10.087882	0.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.777236	-2.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.705209	11.540799	18.91%	0
2012	8.797250	9.705209	10.32%	0
2011	10.279970	8.797250	-14.42%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.798004	16.334774	27.64%	0
2012	10.787927	12.798004	18.63%	0
2011	11.252073	10.787927	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.516254	12.871188	35.25%	0
2012*	10.000000	9.516254	-4.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.827101	12.214219	24.29%	0
2012*	10.000000	9.827101	-1.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.609551	12.700616	32.17%	0
2012*	10.000000	9.609551	-3.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.739543	15.423398	21.07%	0
2012	11.049543	12.739543	15.29%	0
2011	12.306924	11.049543	-10.22%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.672352	11.409721	6.91%	0
2012*	10.000000	10.672352	6.72%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.935012	12.490029	25.72%	0
2012*	10.000000	9.935012	-0.65%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	14.902687	17.273788	15.91%	0
2012	13.587179	14.902687	9.68%	0
2011	13.854830	13.587179	-1.93%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	16.895992	21.396116	26.63%	0
2012	14.100498	16.895992	19.83%	0
2011	15.660373	14.100498	-9.96%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.826499	12.872110	30.99%	0
2012*	10.000000	9.826499	-1.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	23.949480	26.480569	10.57%	0
2012	21.873106	23.949480	9.49%	0
2011	33.412546	21.873106	-34.54%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.110233	16.496580	25.83%	0
2012	11.614044	13.110233	12.88%	0
2011	11.959087	11.614044	-2.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.092871	13.790152	36.63%	0
2012*	10.000000	10.092871	0.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	15.023247	19.709306	31.19%	0
2012	13.400694	15.023247	12.11%	0
2011	13.914838	13.400694	-3.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.307443	13.963510	23.49%	0
2012	10.081931	11.307443	12.16%	0
2011	10.608532	10.081931	-4.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.863224	12.349338	25.21%	0
2012	8.960496	9.863224	10.07%	0
2011*	10.000000	8.960496	-10.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.469445	18.433419	27.40%	0
2012	13.068760	14.469445	10.72%	0
2011	13.441487	13.068760	-2.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.192461	12.157535	19.28%	0
2012	9.104661	10.192461	11.95%	3,778
2011	9.323206	9.104661	-2.34%	3,875

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.352186	9.757934	-5.74%	0
2012	10.194487	10.352186	1.55%	3,642
2011	9.965521	10.194487	2.30%	3,442
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.651504	13.257145	24.46%	0
2012	9.018235	10.651504	18.11%	0
2011	10.277471	9.018235	-12.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.526439	11.946192	25.40%	0
2012	8.387553	9.526439	13.58%	0
2011	9.095154	8.387553	-7.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.432277	10.848075	28.65%	0
2012	7.445710	8.432277	13.25%	4,715
2011	7.871295	7.445710	-5.41%	4,853
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	14.697104	15.225129	3.59%	0
2012	13.261532	14.697104	10.83%	0
2011	13.201879	13.261532	0.45%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.486429	17.654490	30.91%	0
2012	11.796883	13.486429	14.32%	0
2011	12.511395	11.796883	-5.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.047297	11.175417	38.87%	0
2012	7.119629	8.047297	13.03%	0
2011	8.329268	7.119629	-14.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.251153	12.401391	34.05%	0
2012	8.585364	9.251153	7.75%	0
2011	9.172769	8.585364	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.876879	11.120042	25.27%	0
2012	7.899680	8.876879	12.37%	0
2011	8.720858	7.899680	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	9.924930	11.009904	10.93%	0
2012	9.237379	9.924930	7.44%	0
2011	9.677163	9.237379	-4.54%	662

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.528243	11.177260	17.31%	0
2012	8.666678	9.528243	9.94%	0
2011	9.277075	8.666678	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.319196	10.476312	1.52%	0
2012	9.922630	10.319196	4.00%	0
2011	10.112439	9.922630	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.682478	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.819167	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.736605	11.097500	13.98%	0
2012	8.956510	9.736605	8.71%	0
2011	9.477830	8.956510	-5.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.257470	11.131139	20.24%	0
2012	8.351070	9.257470	10.85%	0
2011	9.054035	8.351070	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.104898	10.875285	7.62%	0
2012	9.491820	10.104898	6.46%	0
2011	9.836541	9.491820	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.261578	10.663606	-5.31%	0
2012	10.830374	11.261578	3.98%	0
2011	10.535856	10.830374	2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.170123	11.533303	-5.23%	0
2012	11.744027	12.170123	3.63%	0
2011	11.445248	11.744027	2.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	26.508642	25.756982	-2.84%	0
2012	23.421737	26.508642	13.18%	0
2011	31.274956	23.421737	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	11.053579	10.260560	-7.17%	0
2012	11.086924	11.053579	-0.30%	0
2011	10.683170	11.086924	3.78%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.161203	8.145389	13.74%	0
2012	6.424120	7.161203	11.47%	0
2011	7.377332	6.424120	-12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.790346	9.120960	17.08%	0
2012	6.811999	7.790346	14.36%	0
2011	8.078636	6.811999	-15.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.544607	17.906459	23.11%	0
2012	12.971403	14.544607	12.13%	0
2011	13.954979	12.971403	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.496556	13.713531	9.74%	0
2012	11.808940	12.496556	5.82%	0
2011	12.097696	11.808940	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.469323	15.572199	15.61%	0
2012	12.403410	13.469323	8.59%	0
2011	12.940274	12.403410	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.959778	11.115929	1.42%	0
2012	10.771382	10.959778	1.75%	0
2011	10.815312	10.771382	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.519397	5.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.606707	6.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	12.975337	14.641127	12.84%	0
2012	12.103593	12.975337	7.20%	0
2011	12.514351	12.103593	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	14.024484	16.605258	18.40%	0
2012	12.743169	14.024484	10.05%	0
2011	13.456559	12.743169	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.105443	12.941258	6.90%	0
2012	11.581895	12.105443	4.52%	0
2011	11.728137	11.581895	-1.25%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.472955	19.083838	31.86%	0
2012	12.632944	14.472955	14.57%	0
2011	13.390535	12.632944	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	18.459347	23.762089	28.73%	0
2012	16.242738	18.459347	13.65%	0
2011	17.225623	16.242738	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.387700	8.115102	-3.25%	0
2012	8.670232	8.387700	-3.26%	0
2011	8.960664	8.670232	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.432207	11.892871	-4.34%	0
2012	11.448403	12.432207	8.59%	0
2011	11.210010	11.448403	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.488514	9.943776	17.14%	0
2013	8.488514	9.943776	17.14%	0
2012	7.595448	8.488514	11.76%	0
2011	8.686146	7.595448	-12.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.230826	14.324398	17.12%	0
2012	10.801217	12.230826	13.24%	0
2011	13.355971	10.801217	-19.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.142112	11.889143	30.05%	0
2012	8.136623	9.142112	12.36%	0
2011	8.690303	8.136623	-6.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.631136	11.275870	30.64%	0
2012	7.587064	8.631136	13.76%	0
2011	8.350217	7.587064	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.433042	12.650097	34.10%	0
2012	8.505133	9.433042	10.91%	0
2011	9.199785	8.505133	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.273757	13.486450	31.27%	0
2012	9.127684	10.273757	12.56%	0
2011	9.657911	9.127684	-5.49%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	12.011927	16.729742	39.28%	0
2012	10.978911	12.011927	9.41%	0
2011	11.445568	10.978911	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.375335	23.539560	35.48%	0
2012	14.928940	17.375335	16.39%	0
2011	16.319489	14.928940	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	16.746017	22.772348	35.99%	0
2012	15.022412	16.746017	11.47%	0
2011	16.482647	15.022412	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	12.020869	15.211408	26.54%	0
2012	10.914275	12.020869	10.14%	0
2011	11.237662	10.914275	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.034808	9.970801	-0.64%	0
2012	8.974284	10.034808	11.82%	0
2011	8.738631	8.974284	2.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.543960	15.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.804536	9.495879	-3.15%	0
2012	9.789797	9.804536	0.15%	0
2011	9.988089	9.789797	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.403371	24.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.857690	14.939690	16.19%	0
2012	11.115809	12.857690	15.67%	0
2011	13.119051	11.115809	-15.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	8.875572	8.640066	-2.65%	0
2012	8.770588	8.875572	1.20%	0
2011	9.038293	8.770588	-2.96%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.674575	15.061742	41.10%	0
2012	10.139554	10.674575	5.28%	0
2011	10.591807	10.139554	-4.27%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	14.005170	18.645669	33.13%	0
2012	13.044539	14.005170	7.36%	0
2011	13.910382	13.044539	-6.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	18.642457	22.905265	22.87%	0
2012	15.932138	18.642457	17.01%	0
2011	18.001560	15.932138	-11.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.115327	9.750634	-3.61%	0
2012*	10.000000	10.115327	1.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	12.945270	16.462454	27.17%	0
2012	11.475117	12.945270	12.81%	0
2011	11.897214	11.475117	-3.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	17.835896	24.266956	36.06%	0
2012	15.667845	17.835896	13.84%	0
2011	16.588457	15.667845	-5.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.484143	10.154476	-3.14%	0
2012*	10.000000	10.484143	4.84%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.122018	10.957869	-9.60%	0
2012	11.907302	12.122018	1.80%	0
2011	11.350867	11.907302	4.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.994641	10.612610	-3.47%	0
2012	10.747006	10.994641	2.30%	0
2011	10.996195	10.747006	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.458219	9.895018	-5.39%	0
2012	9.872536	10.458219	5.93%	0
2011*	10.000000	9.872536	-1.27%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	11.887010	15.604179	31.27%	0
2012	10.313497	11.887010	15.26%	0
2011	11.178152	10.313497	-7.74%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	13.059445	16.182101	23.91%	0
2012	11.072432	13.059445	17.95%	0
2011	13.777142	11.072432	-19.63%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.443725	17.304024	39.06%	0
2012	11.260542	12.443725	10.51%	0
2011	14.166993	11.260542	-20.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.085490	20.512109	45.63%	0
2012	11.114205	14.085490	26.73%	0
2011	10.405980	11.114205	6.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.538487	10.136801	-3.81%	0
2012	9.976238	10.538487	5.64%	0
2011	9.781841	9.976238	1.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	20.437085	18.041269	-11.72%	0
2012	17.921496	20.437085	14.04%	0
2011	17.328906	17.921496	3.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.606778	10.273627	6.94%	0
2012*	10.000000	9.606778	-3.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.512483	10.150826	6.71%	0
2012*	10.000000	9.512483	-4.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.137485	20.549204	45.35%	0
2012	13.547294	14.137485	4.36%	0
2011	14.676185	13.547294	-7.69%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	12.828820	16.697230	30.15%	0
2012	11.316193	12.828820	13.37%	0
2011	11.031860	11.316193	2.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	18.395533	24.483755	33.10%	0
2012	16.058825	18.395533	14.55%	0
2011	18.172886	16.058825	-11.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.016601	10.841982	8.24%	0
2012*	10.000000	10.016601	0.17%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	12.348469	10.928349	-11.50%	0
2012	11.892542	12.348469	3.83%	195
2011	11.004635	11.892542	8.07%	193
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	12.713769	16.657015	31.02%	0
2012	11.487782	12.713769	10.67%	0
2011	11.549032	11.487782	-0.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.779233	17.308897	25.62%	0
2012	12.260927	13.779233	12.38%	107
2011	12.786310	12.260927	-4.11%	129
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.523784	13.856439	10.64%	0
2012	11.778263	12.523784	6.33%	0
2011	12.639484	11.778263	-6.81%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.068509	20.69%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	18.373085	25.001148	36.07%	0
2012	16.417128	18.373085	11.91%	0
2011	16.881282	16.417128	-2.75%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	13.095742	16.678944	27.36%	0
2012	11.728712	13.095742	11.66%	0
2011	11.934723	11.728712	-1.73%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	13.679896	15.983491	16.84%	0
2012	12.845552	13.679896	6.50%	0
2011	12.215339	12.845552	5.16%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	10.604158	15.199190	43.33%	0
2012	9.120869	10.604158	16.26%	0
2011	10.974641	9.120869	-16.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	11.276958	12.662151	12.28%	0
2012	10.599916	11.276958	6.39%	0
2011	11.599953	10.599916	-8.62%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	11.246489	10.956954	-2.57%	0
2012	10.627347	11.246489	5.83%	0
2011	10.774558	10.627347	-1.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	11.503229	12.591633	9.46%	0
2012	10.661744	11.503229	7.89%	0
2011	11.072099	10.661744	-3.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.632475	13.007444	11.82%	0
2012	10.639690	11.632475	9.33%	0
2011	11.140332	10.639690	-4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	11.545186	13.554498	17.40%	0
2012	10.366290	11.545186	11.37%	0
2011	11.031460	10.366290	-6.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	14.126583	16.958991	20.05%	0
2012	13.949460	14.126583	1.27%	0
2011	15.215863	13.949460	-8.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	13.175367	16.286267	23.61%	0
2012	11.640666	13.175367	13.18%	128
2011	11.958826	11.640666	-2.66%	157
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	12.751407	16.770040	31.52%	0
2012	11.527251	12.751407	10.62%	0
2011	11.923679	11.527251	-3.32%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	11.503323	10.893647	-5.30%	0
2012	11.265573	11.503323	2.11%	0
2011	10.883235	11.265573	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	21.496293	28.243737	31.39%	0
2012	19.405631	21.496293	10.77%	79
2011	22.509818	19.405631	-13.79%	90
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	15.591471	19.625650	25.87%	0
2012	13.394985	15.591471	16.40%	0
2011	16.757484	13.394985	-20.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	10.825950	13.625680	25.86%	0
2012	9.295280	10.825950	16.47%	0
2011	11.635622	9.295280	-20.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	17.207112	21.662121	25.89%	0
2012	14.005162	17.207112	22.86%	0
2011	15.921321	14.005162	-12.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.280669	11.107885	19.69%	0
2012	8.322102	9.280669	11.52%	0
2011	8.740321	8.322102	-4.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	11.533276	12.707614	10.18%	0
2012	10.588137	11.533276	8.93%	0
2011	10.693683	10.588137	-0.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	14.233084	17.849950	25.41%	0
2012	13.147308	14.233084	8.26%	0
2011	12.825566	13.147308	2.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	18.730706	24.676786	31.75%	0
2012	16.362584	18.730706	14.47%	0
2011	17.581067	16.362584	-6.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	16.413637	19.518283	18.92%	0
2012	14.357282	16.413637	14.32%	0
2011	16.613468	14.357282	-13.58%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.084409	11.074706	9.82%	0
2012*	10.000000	10.084409	0.84%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.773846	-2.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.694348	11.521928	18.85%	0
2012	8.791960	9.694348	10.26%	0
2011	10.279098	8.791960	-14.47%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.783709	16.308112	27.57%	0
2012	10.781456	12.783709	18.57%	0
2011	11.251120	10.781456	-4.17%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.512920	12.860045	35.19%	0
2012*	10.000000	9.512920	-4.87%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.823711	12.203709	24.23%	0
2012*	10.000000	9.823711	-1.76%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.606200	12.689622	32.10%	0
2012*	10.000000	9.606200	-3.94%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.715412	15.386235	21.00%	0
2012	11.034329	12.715412	15.24%	0
2011	12.296328	11.034329	-10.26%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.668676	11.399893	6.85%	0
2012*	10.000000	10.668676	6.69%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.931588	12.479277	25.65%	0
2012*	10.000000	9.931588	-0.68%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	14.828394	17.178801	15.85%	0
2012	13.526458	14.828394	9.63%	0
2011	13.800032	13.526458	-1.98%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	16.811762	21.278457	26.57%	0
2012	14.037476	16.811762	19.76%	0
2011	15.598420	14.037476	-10.01%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.823059	12.860941	30.93%	0
2012*	10.000000	9.823059	-1.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	23.830063	26.334916	10.51%	0
2012	21.775329	23.830063	9.44%	0
2011	33.280389	21.775329	-34.57%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	13.044820	16.405789	25.76%	0
2012	11.562083	13.044820	12.82%	0
2011	11.911726	11.562083	-2.94%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.089390	13.778280	36.56%	0
2012*	10.000000	10.089390	0.89%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	14.948308	19.600874	31.12%	0
2012	13.340763	14.948308	12.05%	0
2011	13.859754	13.340763	-3.74%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.291866	13.937065	23.43%	0
2012	10.073266	11.291866	12.10%	0
2011	10.604891	10.073266	-5.01%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.854739	12.332332	25.14%	0
2012	8.957430	9.854739	10.02%	0
2011*	10.000000	8.957430	-10.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.442051	18.389015	27.33%	0
2012	13.050778	14.442051	10.66%	233
2011	13.429928	13.050778	-2.82%	283
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.157365	12.109411	19.22%	0
2012	9.078015	10.157365	11.89%	0
2011	9.300718	9.078015	-2.39%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	10.316569	9.719325	-5.79%	0
2012	10.164676	10.316569	1.49%	232
2011	9.941505	10.164676	2.24%	225
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.614850	13.204701	24.40%	0
2012	8.991856	10.614850	18.05%	165
2011	10.252704	8.991856	-12.30%	194
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.493659	11.898931	25.34%	0
2012	8.363017	9.493659	13.52%	179
2011	9.073228	8.363017	-7.83%	213
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.407593	10.810740	28.58%	0
2012	7.427759	8.407593	13.19%	202
2011	7.856377	7.427759	-5.46%	243
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	14.623847	15.141411	3.54%	0
2012	13.202270	14.623847	10.77%	0
2011	13.149671	13.202270	0.40%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	13.419205	17.557408	30.84%	0
2012	11.744162	13.419205	14.26%	0
2011	12.461900	11.744162	-5.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.027911	11.142735	38.80%	0
2012	7.106164	8.027911	12.97%	0
2011	8.317804	7.106164	-14.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.228864	12.365127	33.98%	0
2012	8.569111	9.228864	7.70%	0
2011	9.160126	8.569111	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.855480	11.087499	25.20%	0
2012	7.884729	8.855480	12.31%	0
2011	8.708836	7.884729	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	9.900999	10.977683	10.87%	0
2012	9.219885	9.900999	7.39%	0
2011	9.663826	9.219885	-4.59%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.505269	11.144545	17.25%	0
2012	8.650266	9.505269	9.88%	0
2011	9.264295	8.650266	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.294345	10.445687	1.47%	0
2012	9.903856	10.294345	3.94%	0
2011	10.098512	9.903856	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.678775	6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.815436	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.713150	11.065050	13.92%	0
2012	8.939563	9.713150	8.65%	0
2011	9.464777	8.939563	-5.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.235160	11.098574	20.18%	0
2012	8.335263	9.235160	10.80%	0
2011	9.041561	8.335263	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.080549	10.843475	7.57%	0
2012	9.473849	10.080549	6.40%	0
2011	9.822979	9.473849	-3.55%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.234445	10.632419	-5.36%	0
2012	10.809884	11.234445	3.93%	0
2011	10.521348	10.809884	2.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.140826	11.499600	-5.28%	0
2012	11.721815	12.140826	3.57%	0
2011	11.429486	11.721815	2.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	26.376485	25.615322	-2.89%	0
2012	23.317043	26.376485	13.12%	0
2011	31.151253	23.317043	-25.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	10.998496	10.204161	-7.22%	0
2012	11.037403	10.998496	-0.35%	0
2011	10.640928	11.037403	3.73%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.143932	8.121551	13.68%	0
2012	6.411945	7.143932	11.42%	0
2011	7.367153	6.411945	-12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.763521	9.084851	17.02%	0
2012	6.792065	7.763521	14.30%	0
2011	8.059160	6.792065	-15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	14.472062	17.807944	23.05%	0
2012	12.913400	14.472062	12.07%	0
2011	13.899745	12.913400	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.472886	13.680481	9.68%	0
2012	11.792678	12.472886	5.77%	0
2011	12.087276	11.792678	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.443818	15.534691	15.55%	0
2012	12.386335	13.443818	8.54%	0
2011	12.929129	12.386335	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	10.905104	11.054753	1.37%	0
2012	10.723205	10.905104	1.70%	0
2011	10.772496	10.723205	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.515756	5.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.603043	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	12.910710	14.560680	12.78%	0
2012	12.049553	12.910710	7.15%	0
2011	12.464897	12.049553	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	13.954539	16.513896	18.34%	0
2012	12.686185	13.954539	10.00%	0
2011	13.403302	12.686185	-5.35%	10,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	12.045116	12.870098	6.85%	0
2012	11.530157	12.045116	4.47%	0
2011	11.681760	11.530157	-1.30%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.445549	19.037872	31.79%	0
2012	12.615559	14.445549	14.51%	0
2011	13.379011	12.615559	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	18.367313	23.631411	28.66%	0
2012	16.170129	18.367313	13.59%	0
2011	17.157463	16.170129	-5.75%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.344827	8.069444	-3.30%	0
2012	8.630375	8.344827	-3.31%	86
2011	8.924067	8.630375	-3.29%	79
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	12.370230	11.827459	-4.39%	0
2012	11.397251	12.370230	8.54%	0
2011	11.165679	11.397251	2.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.468062	9.914690	17.08%	0
2013	8.468062	9.914690	17.08%	0
2012	7.581074	8.468062	11.70%	0
2011	8.674180	7.581074	-12.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	12.169851	14.245632	17.06%	0
2012	10.752931	12.169851	13.18%	0
2011	13.303134	10.752931	-19.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.120094	11.854377	29.98%	0
2012	8.121225	9.120094	12.30%	0
2011	8.678331	8.121225	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.610320	11.242862	30.57%	0
2012	7.572679	8.610320	13.70%	0
2011	8.338696	7.572679	-9.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.410292	12.613084	34.03%	0
2012	8.489018	9.410292	10.85%	0
2011	9.187092	8.489018	-7.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.248979	13.446979	31.20%	0
2012	9.110395	10.248979	12.50%	0
2011	9.644592	9.110395	-5.54%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	11.952020	16.637708	39.20%	0
2012	10.929823	11.952020	9.35%	0
2011	11.400284	10.929823	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	17.288700	23.410099	35.41%	0
2012	14.862195	17.288700	16.33%	0
2011	16.254919	14.862195	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	16.662569	22.647189	35.92%	0
2012	14.955291	16.662569	11.42%	0
2011	16.417474	14.955291	-8.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	11.960953	15.127768	26.48%	0
2012	10.865502	11.960953	10.08%	0
2011	11.193209	10.865502	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.010621	9.941629	-0.69%	0
2012	8.957296	10.010621	11.76%	0
2011	8.726580	8.957296	2.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.539979	15.40%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.780914	9.468098	-3.20%	0
2012	9.771279	9.780914	0.10%	172
2011	9.974349	9.771279	-2.04%	163
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.399093	23.99%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.833345	14.903708	16.13%	0
2012	11.100510	12.833345	15.61%	0
2011	13.107766	11.100510	-15.31%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	8.831332	8.592563	-2.70%	0
2012	8.731412	8.831332	1.14%	0
2011	9.002566	8.731412	-3.01%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	10.621349	14.978912	41.03%	0
2012	10.094225	10.621349	5.22%	0
2011	10.549902	10.094225	-4.32%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	13.935317	18.543082	33.07%	0
2012	12.986201	13.935317	7.31%	0
2011	13.855327	12.986201	-6.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	18.549486	22.779257	22.80%	0
2012	15.860903	18.549486	16.95%	0
2011	17.930329	15.860903	-11.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.114382	9.744677	-3.66%	0
2012*	10.000000	10.114382	1.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	12.880736	16.371924	27.10%	0
2012	11.423828	12.880736	12.75%	0
2011	11.850146	11.423828	-3.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	17.746969	24.133495	35.99%	0
2012	15.597803	17.746969	13.78%	70
2011	16.522822	15.597803	-5.60%	88
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.480531	10.145741	-3.19%	0
2012*	10.000000	10.480531	4.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.099066	10.931471	-9.65%	0
2012	11.890911	12.099066	1.75%	0
2011	11.341085	11.890911	4.85%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.973817	10.587041	-3.52%	0
2012	10.732208	10.973817	2.25%	0
2011	10.986713	10.732208	-2.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.449216	9.881389	-5.43%	0
2012	9.869163	10.449216	5.88%	0
2011*	10.000000	9.869163	-1.31%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	11.827750	15.518365	31.20%	0
2012	10.267405	11.827750	15.20%	0
2011	11.133938	10.267405	-7.78%	0

Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	12.994300	16.093065	23.85%	0
2012	11.022906	12.994300	17.88%	0
2011	13.722618	11.022906	-19.67%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	12.381710	17.208903	38.99%	0
2012	11.210227	12.381710	10.45%	0
2011	14.110976	11.210227	-20.56%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.066110	20.473322	45.55%	0
2012	11.104662	14.066110	26.67%	0
2011	10.402414	11.104662	6.75%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	10.485978	10.081087	-3.86%	0
2012	9.931678	10.485978	5.58%	0
2011	9.743173	9.931678	1.93%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	20.331779	17.939035	-11.77%	0
2012	17.838395	20.331779	13.98%	0
2011	17.257438	17.838395	3.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.603455	10.264761	6.89%	0
2012*	10.000000	9.603455	-3.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.509192	10.142071	6.66%	0
2012*	10.000000	9.509192	-4.91%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	14.078189	20.452454	45.28%	0
2012	13.497471	14.078189	4.30%	0
2011	14.629756	13.497471	-7.74%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2013	9.209488	11.899812	29.21%	0
2012	8.182982	9.209488	12.54%	0
2011	8.035421	8.182982	1.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	11.441040	15.117439	32.13%	0
2012	10.060730	11.441040	13.72%	0
2011	11.468085	10.060730	-12.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	9.968212	10.711516	7.46%	0
2012*	10.000000	9.968212	-0.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.181058	9.823534	-12.14%	0
2012	10.846928	11.181058	3.08%	0
2011	10.110042	10.846928	7.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2013	9.085321	11.817094	30.07%	0
2012	8.269221	9.085321	9.87%	0
2011	8.373793	8.269221	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	13.032705	16.252717	24.71%	0
2012	11.681415	13.032705	11.57%	0
2011	12.270637	11.681415	-4.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	12.194515	13.394481	9.84%	0
2012	11.552419	12.194515	5.56%	0
2011	12.487354	11.552419	-7.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.010113	20.10%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	11.218958	15.155791	35.09%	0
2012	10.097869	11.218958	11.10%	0
2011	10.458936	10.097869	-3.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	9.795375	12.385290	26.44%	0
2012	8.836975	9.795375	10.85%	0
2011	9.057625	8.836975	-2.44%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	10.895925	12.638616	15.99%	0
2012	10.306157	10.895925	5.72%	0
2011	9.871811	10.306157	4.40%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2013	7.594983	10.807361	42.30%	0
2012	6.580355	7.594983	15.42%	0
2011	7.975465	6.580355	-17.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2013	8.763886	9.769189	11.47%	0
2012	8.297937	8.763886	5.62%	0
2011	9.146889	8.297937	-9.28%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2013	10.718595	10.367034	-3.28%	0
2012	10.202555	10.718595	5.06%	0
2011	10.419093	10.202555	-2.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	10.880077	11.823323	8.67%	0
2012	10.157885	10.880077	7.11%	0
2011	10.625599	10.157885	-4.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	11.002314	12.213774	11.01%	0
2012	10.136851	11.002314	8.54%	0
2011	10.691060	10.136851	-5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	10.919655	12.727339	16.55%	0
2012	9.876283	10.919655	10.56%	0
2011	10.586515	9.876283	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	13.361001	15.923836	19.18%	0
2012	13.289932	13.361001	0.53%	0
2011	14.602000	13.289932	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	9.369193	11.497624	22.72%	0
2012	8.338337	9.369193	12.36%	0
2011	8.628595	8.338337	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	10.064934	13.141183	30.56%	0
2012	9.165165	10.064934	9.82%	0
2011	9.549337	9.165165	-4.02%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	10.817974	10.170454	-5.99%	0
2012	10.671829	10.817974	1.37%	0
2011	10.384604	10.671829	2.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	12.027756	15.688833	30.44%	0
2012	10.937330	12.027756	9.97%	0
2011	12.779298	10.937330	-14.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2013	9.435955	11.791546	24.96%	0
2012	8.165865	9.435955	15.55%	0
2011	10.290190	8.165865	-20.64%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	9.434259	11.788207	24.95%	0
2012	8.159542	9.434259	15.62%	0
2011	10.288396	8.159542	-20.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2013	10.557395	13.194618	24.98%	0
2012	8.655635	10.557395	21.97%	0
2011	9.911556	8.655635	-12.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	8.971223	10.659843	18.82%	0
2012	8.103401	8.971223	10.71%	0
2011	8.572581	8.103401	-5.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	10.987883	12.019073	9.38%	0
2012	10.161156	10.987883	8.14%	0
2011	10.337100	10.161156	-1.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2013	10.520267	13.098195	24.50%	0
2012	9.788761	10.520267	7.47%	0
2011	9.618667	9.788761	1.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	11.228119	14.685488	30.79%	0
2012	9.880225	11.228119	13.64%	0
2011	10.693264	9.880225	-7.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2013	10.341886	12.209094	18.05%	0
2012	9.112327	10.341886	13.49%	0
2011	10.621110	9.112327	-14.21%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.035690	10.941464	9.03%	0
2012*	10.000000	10.035690	0.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.726485	-2.74%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.543006	11.260018	17.99%	0
2012	8.717960	9.543006	9.46%	0
2011	10.266830	8.717960	-15.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	12.584259	15.937528	26.65%	0
2012	10.690803	12.584259	17.71%	0
2011	11.237723	10.690803	-4.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2013	9.466194	12.704298	34.21%	0
2012*	10.000000	9.466194	-5.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.776240	12.056867	23.33%	0
2012*	10.000000	9.776240	-2.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2013	9.559004	12.535933	31.14%	0
2012*	10.000000	9.559004	-4.41%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	12.381105	14.873321	20.13%	0
2012	10.822733	12.381105	14.40%	0
2011	12.148338	10.822733	-10.91%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.617153	11.262750	6.08%	0
2012*	10.000000	10.617153	6.17%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	9.883606	12.329154	24.74%	0
2012*	10.000000	9.883606	-1.16%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2013	12.554341	14.439056	15.01%	0
2012	11.535756	12.554341	8.83%	0
2011	11.854679	11.535756	-2.69%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	12.490370	15.694545	25.65%	0
2012	10.505376	12.490370	18.90%	0
2011	11.758534	10.505376	-10.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.774821	12.705240	29.98%	0
2012*	10.000000	9.774821	-2.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	14.359886	15.754475	9.71%	0
2012	13.217665	14.359886	8.64%	0
2011	20.348569	13.217665	-35.04%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2013	10.666405	13.317549	24.86%	0
2012	9.523096	10.666405	12.01%	0
2011	9.882471	9.523096	-3.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.040642	13.612555	35.57%	0
2012*	10.000000	10.040642	0.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	10.465246	13.623229	30.18%	0
2012	9.408072	10.465246	11.24%	0
2011	9.845207	9.408072	-4.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.075504	13.571171	22.53%	0
2012	9.952454	11.075504	11.28%	0
2011	10.553972	9.952454	-5.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	9.736193	12.095837	24.24%	0
2012	8.914340	9.736193	9.22%	0
2011*	10.000000	8.914340	-10.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	14.062412	17.776110	26.41%	0
2012	12.800590	14.062412	9.86%	0
2011	13.268333	12.800590	-3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	9.676940	11.453192	18.36%	0
2012	8.711845	9.676940	11.08%	0
2011	8.990500	8.711845	-3.10%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	9.828732	9.192699	-6.47%	0
2012	9.754812	9.828732	0.76%	0
2011	9.610001	9.754812	1.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	10.112740	12.489077	23.50%	0
2012	8.629108	10.112740	17.19%	0
2011	9.910740	8.629108	-12.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	9.044481	11.253950	24.43%	0
2012	8.025562	9.044481	12.70%	0
2011	8.770488	8.025562	-8.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	8.068255	10.299359	27.65%	0
2012	7.180065	8.068255	12.37%	0
2011	7.649649	7.180065	-6.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2013	11.869984	12.201126	2.79%	0
2012	10.794438	11.869984	9.96%	0
2011	10.829621	10.794438	-0.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	9.156194	11.893116	29.89%	0
2012	8.071835	9.156194	13.43%	0
2011	8.627495	8.071835	-6.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	7.760083	10.693103	37.80%	0
2012	6.919276	7.760083	12.15%	0
2011	8.158038	6.919276	-15.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	8.921018	11.866219	33.01%	0
2012	8.343822	8.921018	6.92%	0
2011	8.984225	8.343822	-7.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	8.560112	10.640160	24.30%	0
2012	7.677428	8.560112	11.50%	0
2011	8.541617	7.677428	-10.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	9.570922	10.534914	10.07%	0
2012	8.977648	9.570922	6.61%	0
2011	9.478391	8.977648	-5.28%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	9.188343	10.695021	16.40%	0
2012	8.422942	9.188343	9.09%	0
2011	9.086483	8.422942	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	9.951188	10.024390	0.74%	0
2012	9.643712	9.951188	3.19%	0
2011	9.904770	9.643712	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.627067	6.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.763061	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	9.389273	10.618701	13.09%	0
2012	8.704643	9.389273	7.87%	0
2011	9.283113	8.704643	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	8.927182	10.650837	19.31%	0
2012	8.116181	8.927182	9.99%	0
2011	8.868008	8.116181	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	9.744485	10.406110	6.79%	0
2012	9.224954	9.744485	5.63%	0
2011	9.634496	9.224954	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	10.860014	10.203628	-6.04%	0
2012	10.525996	10.860014	3.17%	0
2011	10.319517	10.525996	2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	11.736195	11.035843	-5.97%	0
2012	11.413984	11.736195	2.82%	0
2011	11.210258	11.413984	1.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2013	13.086309	12.616644	-3.59%	0
2012	11.652971	13.086309	12.30%	0
2011	15.681667	11.652971	-25.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	10.581638	9.746318	-7.89%	0
2012	10.696697	10.581638	-1.08%	0
2011	10.387425	10.696697	2.98%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	6.905655	7.793853	12.86%	0
2012	6.243363	6.905655	10.61%	0
2011	7.225698	6.243363	-13.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	7.396144	8.592329	16.17%	0
2012	6.517932	7.396144	13.47%	0
2011	7.790246	6.517932	-16.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	9.966282	12.174840	22.16%	0
2012	8.957876	9.966282	11.26%	0
2011	9.712286	8.957876	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	12.144989	13.224443	8.89%	0
2012	11.566593	12.144989	5.00%	0
2011	11.941778	11.566593	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	13.090372	15.016820	14.72%	0
2012	12.148848	13.090372	7.75%	0
2011	12.773538	12.148848	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	9.833507	9.896292	0.64%	0
2012	9.740165	9.833507	0.96%	0
2011	9.856082	9.740165	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.464834	4.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.551691	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	10.124182	11.335405	11.96%	0
2012	9.517948	10.124182	6.37%	0
2011	9.917673	9.517948	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	10.133068	11.904781	17.48%	0
2012	9.279370	10.133068	9.20%	0
2011	9.875258	9.279370	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	10.121433	10.736391	6.08%	0
2012	9.759536	10.121433	3.71%	0
2011	9.959787	9.759536	-2.01%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	14.065886	18.403412	30.84%	0
2012	12.373742	14.065886	13.68%	0
2011	13.218044	12.373742	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	12.086388	15.437889	27.73%	0
2012	10.718317	12.086388	12.76%	0
2011	11.455559	10.718317	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	8.299660	7.967677	-4.00%	0
2012	8.646443	8.299660	-4.01%	0
2011	9.005698	8.646443	-3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	10.925354	10.370357	-5.08%	0
2012	10.139584	10.925354	7.75%	0
2011	10.005788	10.139584	1.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	8.185656	9.514697	16.24%	0
2013	8.185656	9.514697	16.24%	0
2012	7.381798	8.185656	10.89%	0
2011	8.507686	7.381798	-13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2013	7.207825	8.376187	16.21%	0
2012	6.415168	7.207825	12.36%	0
2011	7.994470	6.415168	-19.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	8.815971	11.376186	29.04%	0
2012	7.907773	8.815971	11.48%	0
2011	8.511731	7.907773	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	8.323106	10.789241	29.63%	0
2012	7.373580	8.323106	12.88%	0
2011	8.178567	7.373580	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	9.096464	12.104258	33.07%	0
2012	8.265892	9.096464	10.05%	0
2011	9.010731	8.265892	-8.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	9.907187	12.904507	30.25%	0
2012	8.870933	9.907187	11.68%	0
2011	9.459446	8.870933	-6.22%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	8.808479	12.173119	38.20%	0
2012	8.114017	8.808479	8.56%	0
2011	8.524880	8.114017	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	10.194475	13.704204	34.43%	0
2012	8.827693	10.194475	15.48%	0
2011	9.725216	8.827693	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	10.417258	14.056382	34.93%	0
2012	9.418222	10.417258	10.61%	0
2011	10.414312	9.418222	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	8.994143	11.293162	25.56%	0
2012	8.230126	8.994143	9.28%	0
2011	8.540056	8.230126	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	9.676515	9.540244	-1.41%	0
2012	8.721604	9.676515	10.95%	0
2011	8.558764	8.721604	1.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.484113	14.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	9.454863	9.086211	-3.90%	0
2012	9.514608	9.454863	-0.63%	0
2011	9.782966	9.514608	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.339103	23.39%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	12.495905	14.406826	15.29%	0
2012	10.887616	12.495905	14.77%	0
2011	12.950058	10.887616	-15.93%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2013	8.711994	8.415088	-3.41%	0
2012	8.676395	8.711994	0.41%	0
2011	9.010896	8.676395	-3.71%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2013	7.791316	10.908370	40.01%	0
2012	7.458764	7.791316	4.46%	0
2011	7.852211	7.458764	-5.01%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2013	10.074517	13.308734	32.10%	0
2012	9.456985	10.074517	6.53%	0
2011	10.163342	9.456985	-6.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013	11.211863	13.668863	21.91%	0
2012	9.656850	11.211863	16.10%	0
2011	10.996329	9.656850	-12.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2013	10.101146	9.661467	-4.35%	0
2012*	10.000000	10.101146	1.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	9.761410	12.317402	26.18%	0
2012	8.720574	9.761410	11.94%	0
2011	9.111845	8.720574	-4.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	10.963654	14.801290	35.00%	0
2012	9.706372	10.963654	12.95%	0
2011	10.356846	9.706372	-6.28%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.429913	10.023640	-3.90%	0
2012*	10.000000	10.429913	4.30%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	11.780858	10.566918	-10.30%	0
2012	11.662833	11.780858	1.01%	0
2011	11.204438	11.662833	4.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.685205	10.233969	-4.22%	0
2012	10.526363	10.685205	1.51%	0
2011	10.854336	10.526363	-3.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.323538	9.691871	-6.12%	0
2012	9.821738	10.323538	5.11%	0
2011*	10.000000	9.821738	-1.78%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2013	8.578459	11.173793	30.25%	0
2012	7.501185	8.578459	14.36%	0
2011	8.193486	7.501185	-8.45%	0

Additional Contract Options Elected Total - 4.00%
Variable account charges of the daily net assets of the variable account - 4.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2013	8.683644	10.676656	22.95%	0
2012	7.420051	8.683644	17.03%	0
2011	9.304694	7.420051	-20.25%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2013	10.260469	14.157534	37.98%	0
2012	9.357580	10.260469	9.65%	0
2011	11.864759	9.357580	-21.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	13.796650	19.935939	44.50%	0
2012	10.971485	13.796650	25.75%	0
2011	10.352428	10.971485	5.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2013	9.835857	9.387603	-4.56%	0
2012	9.384016	9.835857	4.82%	0
2011	9.272835	9.384016	1.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	14.407234	12.619640	-12.41%	0
2012	12.732769	14.407234	13.15%	0
2011	12.407669	12.732769	2.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	9.556824	10.140961	6.11%	0
2012*	10.000000	9.556824	-4.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.463223	10.019965	5.88%	0
2012*	10.000000	9.463223	-5.37%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	13.196918	19.033556	44.23%	0
2012	12.745064	13.196918	3.55%	0
2011	13.914797	12.745064	-8.41%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,892 shares (cost $436,309)	$545,856
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
1,328 shares (cost $14,747)	15,593
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
707,745 shares (cost $7,730,051)	8,266,461
VP Inflation Protection Fund - Class I (ACVIP1)
4,436 shares (cost $47,520)	46,491
Growth Fund - Class 1 (AFGF)
157,532 shares (cost $8,228,154)	12,372,588
High-Income Bond Fund - Class 1 (AFHY)
125,402 shares (cost $1,421,042)	1,395,720
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
33,178,683 shares (cost $369,923,638)	395,821,686
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
76,026 shares (cost $911,159)	907,756
Global Allocation V.I. Fund - Class III (MLVGA3)
16,131,024 shares (cost $233,920,147)	251,321,353
Money Market Portfolio(TM) (CHSMM)
9,707,819 shares (cost $9,707,819)	9,707,819
VIP Value Series: Service Class (DWVVLS)
8,671 shares (cost $209,563)	225,710
VIP Small Cap Value Series: Service Class (DWVSVS)
136,902 shares (cost $5,250,297)	5,692,367
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,910,494 shares (cost $166,864,378)	241,384,595
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,259,215 shares (cost $123,755,827)	174,159,298
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,016,688 shares (cost $23,177,792)	44,815,615
Floating-Rate Income Fund (ETVFR)
17,896 shares (cost $168,608)	168,757
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
8,137 shares (cost $144,349)	131,498
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
402,986 shares (cost $4,531,757)	4,622,254
VA International Equity Fund (HVIE)
835,837 shares (cost $11,821,551)	14,418,182
VA Situs Fund (HVSIT)
1,548,613 shares (cost $28,149,130)	37,089,290
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
479,434 shares (cost $6,768,929)	7,167,540
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
4,420,062 shares (cost $17,730,515)	23,558,933
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
4,175 shares (cost $52,317)	51,354
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,499,026 shares (cost $11,804,346)	15,844,701
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
366,075 shares (cost $10,068,626)	11,611,892
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
179 shares (cost $9,300)	10,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,054,798 shares (cost $99,622,770)	$160,071,439
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,267,166 shares (cost $21,023,849)	27,248,163
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,877,572 shares (cost $74,876,901)	76,830,263
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,899 shares (cost $41,281)	40,848
Investors Growth Stock Series - Service Class (MIGSC)
555,691 shares (cost $5,645,635)	8,313,130
New Discovery Series - Service Class (MNDSC)
1,138,864 shares (cost $19,810,640)	23,938,929
Utilities Series - Service Class (MVUSC)
667 shares (cost $20,503)	20,983
Value Series - Service Class (MVFSC)
20,310,679 shares (cost $223,465,944)	386,512,223
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
6,469,039 shares (cost $110,267,571)	139,601,858
Core Plus Fixed Income Portfolio - Class I (MSVFI)
111,982 shares (cost $1,159,094)	1,143,341
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,533,550 shares (cost $14,835,222)	15,626,870
Emerging Markets Debt Portfolio - Class I (MSEM)
307,775 shares (cost $2,391,377)	2,529,912
Emerging Markets Debt Portfolio - Class II (MSEMB)
93,802 shares (cost $726,392)	766,364
Global Real Estate Portfolio - Class II (VKVGR2)
8,773 shares (cost $85,545)	82,029
U.S. Real Estate Portfolio - Class I (MSVRE)
1,841 shares (cost $25,439)	28,971
U.S. Real Estate Portfolio - Class II (MSVREB)
279 shares (cost $4,317)	4,366
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,837,819 shares (cost $40,437,512)	55,025,316
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
8,848,016 shares (cost $127,006,903)	170,943,670
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
204,984,930 shares (cost $3,500,058,629)	4,915,538,626
American Funds NVIT Bond Fund - Class II (GVABD2)
134,402,863 shares (cost $1,482,413,533)	1,508,000,121
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,602,633 shares (cost $139,028,317)	200,984,155
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,058,788 shares (cost $218,015,650)	317,072,498
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
31,661,311 shares (cost $1,103,571,351)	1,724,591,606
Federated NVIT High Income Bond Fund - Class I (HIBF)
743,810 shares (cost $4,864,229)	5,139,725
Federated NVIT High Income Bond Fund - Class III (HIBF3)
12,703,780 shares (cost $89,507,704)	87,656,081
NVIT Emerging Markets Fund - Class I (GEM)
21,113 shares (cost $229,005)	249,133
NVIT Emerging Markets Fund - Class II (GEM2)
79,302 shares (cost $855,919)	924,658
NVIT Emerging Markets Fund - Class III (GEM3)
1,399,264 shares (cost $14,618,654)	16,483,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Emerging Markets Fund - Class VI (GEM6)
4,790,677 shares (cost $52,140,931)	$56,194,635
NVIT International Equity Fund - Class I (GIG)
9,451 shares (cost $91,640)	101,601
NVIT International Equity Fund - Class III (GIG3)
2,266,549 shares (cost $17,019,199)	24,388,065
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,763,694 shares (cost $23,643,739)	29,543,889
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,803,605 shares (cost $62,715,631)	88,961,100
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,256,436 shares (cost $29,261,854)	36,797,729
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
251,391 shares (cost $3,084,992)	3,790,979
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
11,876,921 shares (cost $93,463,091)	178,985,193
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
4,057,459 shares (cost $38,508,324)	45,281,247
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
162,917,324 shares (cost $1,623,533,077)	1,940,345,327
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
239,751,575 shares (cost $2,298,137,600)	2,929,764,242
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
67,796,888 shares (cost $712,244,774)	736,274,199
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
239,101,047 shares (cost $2,349,626,891)	2,881,167,615
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
34,158,161 shares (cost $304,388,689)	405,457,366
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
71,433,811 shares (cost $731,788,348)	826,489,193
NVIT Core Bond Fund - Class I (NVCBD1)
215,053 shares (cost $2,422,971)	2,298,921
NVIT Core Bond Fund - Class II (NVCBD2)
10,319,767 shares (cost $109,853,553)	110,008,720
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,518,274 shares (cost $51,779,319)	50,288,394
NVIT Nationwide Fund - Class I (TRF)
10,331,435 shares (cost $102,599,716)	136,271,628
NVIT Nationwide Fund - Class II (TRF2)
12,088,348 shares (cost $86,695,319)	158,840,898
NVIT Government Bond Fund - Class I (GBF)
28,274,649 shares (cost $332,260,059)	305,366,212
American Century NVIT Growth Fund - Class I (CAF)
1,807,195 shares (cost $17,795,522)	36,342,692
American Century NVIT Growth Fund - Class II (CAF2)
2,930,716 shares (cost $30,341,752)	38,538,910
NVIT International Index Fund - Class VIII (GVIX8)
3,300,576 shares (cost $28,237,703)	32,543,680
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
18,588,900 shares (cost $174,478,923)	232,733,026
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
68,631,726 shares (cost $910,960,430)	1,036,339,058
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,034,421 shares (cost $1,180,511,065)	1,450,611,328
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,987,839 shares (cost $659,954,330)	685,621,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,115,194 shares (cost $2,414,918,967)	$2,805,128,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
86,694,488 shares (cost $975,534,520)	1,165,173,925
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,420,565 shares (cost $754,235,436)	842,048,466
NVIT Mid Cap Index Fund - Class I (MCIF)
5,587,454 shares (cost $98,202,145)	136,445,618
NVIT Money Market Fund - Class I (SAM)
619,180,796 shares (cost $619,180,796)	619,180,796
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2,893,279 shares (cost $22,493,798)	34,892,947
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
13,649,943 shares (cost $108,545,814)	164,345,318
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
45,015 shares (cost $582,428)	519,923
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
445,586 shares (cost $4,275,008)	5,155,433
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,836,621 shares (cost $52,299,666)	66,946,042
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
854,545 shares (cost $8,679,000)	11,228,715
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,768,441 shares (cost $91,101,178)	127,673,528
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
404,426 shares (cost $4,053,603)	4,820,761
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,678,978 shares (cost $51,166,424)	67,466,256
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,064,921 shares (cost $122,876,058)	207,293,309
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,031,080 shares (cost $89,572,895)	135,720,512
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
296 shares (cost $3,651)	3,909
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
22,737,877 shares (cost $207,242,695)	301,049,493
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
321,110 shares (cost $5,677,166)	7,648,829
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,059,571 shares (cost $18,199,879)	24,476,081
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,502,035 shares (cost $26,875,066)	41,133,454
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,280,864 shares (cost $25,213,106)	36,927,195
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,099,523 shares (cost $57,261,490)	85,360,866
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,929,787 shares (cost $29,159,431)	51,660,386
NVIT Multi-Sector Bond Fund - Class I (MSBF)
20,671,708 shares (cost $182,884,900)	187,285,676
NVIT Short Term Bond Fund - Class II (NVSTB2)
9,550,203 shares (cost $99,526,300)	99,513,117
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,264,949 shares (cost $247,359,044)	382,063,656
NVIT Large Cap Growth Fund - Class II (NVOLG2)
10,773,188 shares (cost $163,790,544)	252,308,063

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Templeton NVIT International Value Fund - Class III (NVTIV3)
17,887,653 shares (cost $210,977,398)	$255,256,805
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,590 shares (cost $180,344)	195,026
Invesco NVIT Comstock Value Fund - Class II (EIF2)
11,502,923 shares (cost $109,524,731)	176,799,931
NVIT Real Estate Fund - Class I (NVRE1)
6,201,192 shares (cost $48,352,893)	55,252,621
NVIT Real Estate Fund - Class II (NVRE2)
8,210,043 shares (cost $73,175,426)	72,740,983
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2,022 shares (cost $22,234)	23,514
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
20,729,424 shares (cost $215,345,597)	222,426,722
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
9,466,012 shares (cost $98,012,225)	100,339,728
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
11,730,381 shares (cost $120,255,058)	124,342,038
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
6,912,681 shares (cost $70,575,726)	72,583,147
NVIT Small Cap Index Fund Class II (NVSIX2)
647,520 shares (cost $8,451,948)	9,071,754
NVIT S&P 500 Index Fund Class II (GVEX2)
3,406,225 shares (cost $41,124,221)	43,701,864
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
467,788 shares (cost $5,217,669)	5,328,105
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
398,374 shares (cost $4,388,902)	4,688,860
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
180,388 shares (cost $2,047,664)	2,144,818
Real Return Portfolio - Advisor Class (PMVRA)
2,440 shares (cost $31,912)	30,744
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
32,359 shares (cost $393,861)	441,704
VPS Growth and Income Portfolio - Class B (ALVGIB)
258,079 shares (cost $4,912,588)	7,094,595
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
7,737 shares (cost $166,235)	177,105
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
4,078,661 shares (cost $69,857,550)	92,748,753
VP Balanced Fund - Class I (ACVB)
4,433,854 shares (cost $28,900,948)	35,825,541
VP Capital Appreciation Fund - Class I (ACVCA)
4,370 shares (cost $53,177)	79,878
VP Income & Growth Fund - Class I (ACVIG)
1,855,937 shares (cost $12,247,049)	17,018,943
VP Income & Growth Fund - Class II (ACVIG2)
567,071 shares (cost $3,587,968)	5,200,038
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,709,421 shares (cost $264,082,918)	247,763,447
VP International Fund - Class I (ACVI)
1,038 shares (cost $9,167)	11,148
VP Mid Cap Value Fund - Class I (ACVMV1)
525,795 shares (cost $7,591,969)	9,711,431
VP Mid Cap Value Fund - Class II (ACVMV2)
5,535,607 shares (cost $75,240,377)	102,298,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Vista(SM) Fund - Class I (ACVVS1)
121 shares (cost $2,293)	$2,733
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,944,383 shares (cost $68,720,699)	110,565,528
Appreciation Portfolio - Initial Shares (DCAP)
749,571 shares (cost $26,145,419)	35,941,933
Appreciation Portfolio - Service Shares (DCAPS)
2,543,103 shares (cost $96,428,484)	121,280,566
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
28,820 shares (cost $983,254)	1,329,736
Growth and Income Portfolio - Initial Shares (DGI)
517,795 shares (cost $10,787,036)	15,492,425
Managed Tail Risk Fund II: Service Shares (FCA2S)
183,059 shares (cost $1,096,089)	1,294,227
Quality Bond Fund II - Primary Shares (FQB)
820,350 shares (cost $9,160,176)	9,376,597
Quality Bond Fund II - Service Shares (FQBS)
2,708,604 shares (cost $29,117,688)	30,823,915
Contrafund(R)Portfolio - Service Class 2 (FC2)
27 shares (cost $874)	916
Equity-Income Portfolio - Initial Class (FEIP)
15,651,020 shares (cost $354,085,239)	364,512,264
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
617,256 shares (cost $4,849,536)	8,925,527
High Income Portfolio - Initial Class (FHIP)
7,859,350 shares (cost $42,309,995)	45,584,231
VIP Asset Manager Portfolio - Initial Class (FAMP)
8,010,862 shares (cost $114,241,064)	138,107,254
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,685,583 shares (cost $66,380,646)	87,827,434
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
10,729,687 shares (cost $221,928,313)	245,495,247
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
481,342 shares (cost $5,205,086)	5,915,693
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
15,166,249 shares (cost $162,283,464)	185,634,883
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
894,219 shares (cost $9,389,652)	11,258,223
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,111,699 shares (cost $394,665,744)	477,920,704
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
840,684 shares (cost $8,399,267)	10,777,568
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
3,061,776 shares (cost $30,668,731)	39,129,497
VIP Growth Portfolio - Initial Class (FGP)
6,674,273 shares (cost $198,578,428)	381,367,946
VIP Growth Portfolio - Service Class 2 (FG2)
2,700,420 shares (cost $109,523,448)	152,762,777
VIP High Income Portfolio - Initial Class R (FHIPR)
3,332,584 shares (cost $19,326,291)	19,262,334
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,489,675 shares (cost $19,260,392)	18,233,619
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
30,793,374 shares (cost $382,372,832)	372,291,896
VIP Mid Cap Portfolio - Service Class (FMCS)
744,902 shares (cost $23,163,666)	26,935,639

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,236,820 shares (cost $236,357,039)	$293,230,794
VIP Overseas Portfolio - Initial Class (FOP)
2,774,842 shares (cost $50,211,615)	57,272,748
VIP Overseas Portfolio - Initial Class R (FOPR)
1,342,881 shares (cost $25,881,442)	27,649,918
VIP Overseas Portfolio - Service Class 2 (FO2)
113,063 shares (cost $2,188,404)	2,314,394
VIP Overseas Portfolio - Service Class 2 R (FO2R)
4,116,590 shares (cost $59,795,296)	83,402,115
VIP Value Strategies Portfolio - Service Class (FVSS)
499,020 shares (cost $4,696,720)	7,155,950
Franklin Income Securities Fund - Class 2 (FTVIS2)
12,602,702 shares (cost $188,681,868)	202,525,418
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,040,720 shares (cost $38,526,340)	56,364,689
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
6,265,552 shares (cost $78,612,389)	150,811,832
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
13,286 shares (cost $295,262)	303,454
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,888,255 shares (cost $17,281,951)	19,109,143
Templeton Foreign Securities Fund - Class 2 (TIF2)
207,291 shares (cost $2,977,106)	3,573,692
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,131,397 shares (cost $43,685,302)	70,977,403
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
20,867 shares (cost $378,688)	388,118
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,851,923 shares (cost $123,747,852)	127,582,813
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,328,213 shares (cost $61,720,114)	61,795,340
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
1,049 shares (cost $12,562)	12,898
Franklin High Income Securities Fund: Class 2 (FTVHI2)
14,638 shares (cost $96,699)	99,687
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
667 shares (cost $9,955)	10,001
Short Duration Bond Portfolio - I Class Shares (AMTB)
14,000,593 shares (cost $156,885,100)	150,926,394
Growth Portfolio - I Class Shares (AMTG)
542 shares (cost $11,523)	14,931
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
924 shares (cost $9,868)	13,892
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
224,993 shares (cost $3,201,160)	4,331,114
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,356,219 shares (cost $18,325,904)	29,457,085
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,612,211 shares (cost $38,862,591)	36,152,997
Core Bond Fund/VA - Non-Service Shares (OVB)
3,556,554 shares (cost $33,892,781)	27,847,822
Global Securities Fund/VA - Class 3 (OVGS3)
1,403,947 shares (cost $42,298,285)	57,772,417
Global Securities Fund/VA - Class 4 (OVGS4)
2,168,165 shares (cost $67,557,940)	87,940,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Global Securities Fund/VA - Non-Service Shares (OVGS)
2,836,891 shares (cost $79,060,495)	$115,915,385
Global Securities Fund/VA - Service Class (OVGSS)
180,562 shares (cost $5,207,207)	7,307,344
International Growth Fund/VA - Non-Service Shares (OVIG)
193,200 shares (cost $463,201)	496,523
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
405,080 shares (cost $8,410,609)	12,654,690
Main Street Fund(R)/VA - Service Class (OVGIS)
7,556,229 shares (cost $129,890,137)	234,167,531
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
283,569 shares (cost $5,972,809)	7,883,222
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,690,794 shares (cost $43,489,568)	74,077,551
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
152,310 shares (cost $7,875,653)	11,348,627
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
233,081 shares (cost $1,294,576)	1,253,978
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,745,962 shares (cost $9,914,661)	9,602,792
All Asset Portfolio - Advisor Class (PMVAAD)
4,342,583 shares (cost $49,717,490)	47,681,565
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,770,685 shares (cost $32,167,435)	29,757,152
Low Duration Portfolio - Advisor Class (PMVLAD)
36,282,035 shares (cost $381,053,426)	384,952,393
Total Return Portfolio - Advisor Class (PMVTRD)
24,541,644 shares (cost $279,265,411)	269,467,256
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
3,095 shares (cost $19,261)	18,726
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
554 shares (cost $7,565)	7,439
Putnam VT Growth and Income Fund - Class IB (PVGIB)
117,697 shares (cost $1,897,692)	2,814,143
Putnam VT International Equity Fund - Class IB (PVTIGB)
23,560 shares (cost $333,900)	336,676
Putnam VT Voyager Fund - Class IB (PVTVB)
41,319 shares (cost $1,569,036)	2,129,987
VI American Franchise Fund - Series II Shares (ACEG2)
145,742 shares (cost $5,567,957)	7,225,907
Diversified Stock Fund Class A Shares (VYDS)
35,062 shares (cost $258,089)	486,315
Small-Cap Portfolio - Investment Class (ROCSC)
4,934 shares (cost $65,361)	68,684
Variable Fund - Multi-Hedge Strategies (RVARS)
145,121 shares (cost $3,280,360)	3,301,493
Blue Chip Growth Portfolio - II (TRBCG2)
7 shares (cost $113)	129
Health Sciences Portfolio - II (TRHS2)
4,714,655 shares (cost $104,977,746)	140,496,707
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
996,711 shares (cost $28,583,227)	30,449,525
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,094,367 shares (cost $12,391,033)	11,600,295
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,902,644 shares (cost $22,710,675)	28,349,388

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,667,648 shares (cost $50,205,691)	$52,347,466
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
330,980 shares (cost $1,732,738)	1,790,170
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
151,090 shares (cost $778,056)	802,499
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
444,821 shares (cost $2,305,220)	2,389,888
Variable Insurance Portfolios - Asset Strategy (WRASP)
16,874,570 shares (cost $175,897,067)	223,564,432
Variable Insurance Portfolios - High Income (WRHIP)
20,582,683 shares (cost $79,825,054)	82,246,345
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
3,316,795 shares (cost $30,895,689)	35,566,993
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
497,406 shares (cost $2,662,366)	2,869,633
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
4,851,933 shares (cost $25,885,876)	29,770,488
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
7,441,120 shares (cost $40,932,509)	47,456,488
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,245,861 shares (cost $6,727,406)	7,518,773
Advantage VT Discovery Fund (SVDF)
1,374 shares (cost $24,796)	48,348
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,670 shares (cost $168,840)	305,179
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,123,742 shares (cost $44,116,798)	57,488,382
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
713 shares (cost $5,113)	7,633
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,375 shares (cost $304,913)	296,394
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,657 shares (cost $33,372)	53,340

Total Investments	41,548,300,517

Accounts Receivable-Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	132,688
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	162
Accounts Receivable-U.S. Real Estate Portfolio - Class II (MSVREB)	10
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	1,034
Accounts Receivable-VP International Fund - Class I (ACVI)	223
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	499
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	13
Accounts Receivable-Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	4
Accounts Receivable-Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	15

Other Accounts Payable	(55,023)
Accounts Payable-Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)	(3)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	(4)
Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(48)
Accounts Payable-Contrafund(R)Portfolio - Service Class 2 (FC2)	(916)
Accounts Payable-Structured Small Cap Equity Fund: Service Shares (GVSSCS)	(6)
Accounts Payable-Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(6)
Accounts Payable-Blue Chip Growth Portfolio - II (TRBCG2)	(129)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(280)

$41,548,378,750

Contract Owners’ Equity:
Accumulation units	41,538,293,092
Contracts in payout (annuitization) period (note 1f)	10,085,658

Total Contract Owners’ Equity (note 5)	$41,548,378,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
Reinvested dividends	$580,954,167	-	54	14,918	251	135,394	86,370	3,541,908
Mortality and expense risk charges (note 2)	(573,238,907)	(4,628)	(28)	(89,303)	(76)	(150,726)	(15,199)	(2,530,303)

Net investment income (loss)	7,715,260	(4,628)	26	(74,385)	175	(15,332)	71,171	1,011,605
Realized gain (loss) on investments	457,179,594	53,544	1	46,184	(163)	428,230	(57,618)	608
Change in unrealized gain (loss) on investments	4,797,378,405	85,118	845	474,949	(1,029)	2,491,862	64,792	25,889,242

Net gain (loss) on investments	5,254,557,999	138,662	846	521,133	(1,192)	2,920,092	7,174	25,889,850

Reinvested capital gains	510,501,962	-	53	20,576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,772,775,221	134,034	925	467,324	(1,017)	2,904,760	78,345	26,901,455

Investment Activity:	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG
Reinvested dividends	$8,715	2,519,603	1,128	-	-	4,146,490	2,514,650	527,713
Mortality and expense risk charges (note 2)	(13,147)	(3,224,467)	(105,622)	(288)	(24,022)	(3,032,662)	(2,351,956)	(557,226)

Net investment income (loss)	(4,432)	(704,864)	(104,494)	(288)	(24,022)	1,113,828	162,694	(29,513)
Realized gain (loss) on investments	7,558	480,806	-	15	11,101	9,910,408	(170,702)	2,926,256
Change in unrealized gain (loss) on investments	(71,289)	14,078,873	-	16,146	442,070	46,211,129	38,379,903	8,831,655

Net gain (loss) on investments	(63,731)	14,559,679	-	16,161	453,171	56,121,537	38,209,201	11,757,911

Reinvested capital gains	26,579	9,798,344	-	-	-	2,506,810	1,637,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,584)	23,653,159	(104,494)	15,873	429,149	59,742,175	40,008,919	11,728,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1
Reinvested dividends	$1,680	2,110	1,974	189,829	110,202	24,901	48,437	630
Mortality and expense risk charges (note 2)	(222)	(198)	(35,309)	(164,448)	(498,860)	(69,138)	(359,194)	(76)

Net investment income (loss)	1,458	1,912	(33,335)	25,381	(388,658)	(44,237)	(310,757)	554
Realized gain (loss) on investments	(1)	(8)	94,586	130,038	2,725,402	208,939	758,259	-
Change in unrealized gain (loss) on investments	148	(12,851)	77,371	2,056,941	5,653,487	340,386	6,164,921	(963)

Net gain (loss) on investments	147	(12,859)	171,957	2,186,979	8,378,889	549,325	6,923,180	(963)

Reinvested capital gains	44	5,681	107,917	-	-	346,153	-	1,105

Net increase (decrease) in contract owners’ equity resulting from operations	$1,649	(5,266)	246,539	2,212,360	7,990,231	851,241	6,612,423	696

Investment Activity:	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC
Reinvested dividends	$122,442	224,328	3	845,421	-	2,308,024	569	33,073
Mortality and expense risk charges (note 2)	(178,300)	(155,103)	(16)	(2,236,004)	(315,960)	(1,094,664)	(37)	(124,131)

Net investment income (loss)	(55,858)	69,225	(13)	(1,390,583)	(315,960)	1,213,360	532	(91,058)
Realized gain (loss) on investments	1,686,455	149,145	1	4,567,792	597,188	(2,069,784)	50	642,307
Change in unrealized gain (loss) on investments	1,652,493	1,191,795	892	34,285,389	6,050,615	9,834,302	(433)	1,229,361

Net gain (loss) on investments	3,338,948	1,340,940	893	38,853,181	6,647,803	7,764,518	(383)	1,871,668

Reinvested capital gains	131,580	516,142	-	-	-	-	237	248,547

Net increase (decrease) in contract owners’ equity resulting from operations	$3,414,670	1,926,307	880	37,462,598	6,331,843	8,977,878	386	2,029,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$-	180	3,452,114	1,523,227	46,210	587,751	118,214	36,035
Mortality and expense risk charges (note 2)	(246,926)	(28)	(5,566,013)	(1,654,764)	(16,686)	(266,124)	(39,627)	(12,806)

Net investment income (loss)	(246,926)	152	(2,113,899)	(131,537)	29,524	321,627	78,587	23,229
Realized gain (loss) on investments	641,061	1	19,077,934	1,612,253	23,585	322,236	42,029	9,855
Change in unrealized gain (loss) on investments	4,081,575	480	81,399,828	22,062,036	(74,772)	(1,018,539)	(479,013)	(142,321)

Net gain (loss) on investments	4,722,636	481	100,477,762	23,674,289	(51,187)	(696,303)	(436,984)	(132,466)

Reinvested capital gains	159,903	161	1,059,286	-	-	-	36,234	11,213

Net increase (decrease) in contract owners’ equity resulting from operations	$4,635,613	794	99,423,149	23,542,752	(21,663)	(374,676)	(322,163)	(98,024)

Investment Activity:	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$3,102	335	41	956,950	2,705,223	56,602,228	25,812,337	660,115
Mortality and expense risk charges (note 2)	(1,468)	(456)	(62)	(705,764)	(2,462,462)	(66,480,428)	(21,677,647)	(2,539,193)

Net investment income (loss)	1,634	(121)	(21)	251,186	242,761	(9,878,200)	4,134,690	(1,879,078)
Realized gain (loss) on investments	4,230	1,565	12	1,956,272	5,051,318	10,231,221	357,522	304,128
Change in unrealized gain (loss) on investments	(7,673)	(1,166)	38	10,623,314	32,294,637	836,203,892	(61,671,830)	41,606,303

Net gain (loss) on investments	(3,443)	399	50	12,579,586	37,345,955	846,435,113	(61,314,308)	41,910,431

Reinvested capital gains	-	-	-	1,003,134	3,084,906	1,052,405	429,639	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,809)	278	29	13,833,906	40,673,622	837,609,318	(56,749,979)	40,031,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6
Reinvested dividends	$878,927	15,052,301	337,350	5,568,335	2,241	9,135	200,685	505,352
Mortality and expense risk charges (note 2)	(4,121,156)	(22,898,669)	(80,184)	(1,333,440)	(2,466)	(14,352)	(250,553)	(819,157)

Net investment income (loss)	(3,242,229)	(7,846,368)	257,166	4,234,895	(225)	(5,217)	(49,868)	(313,805)
Realized gain (loss) on investments	(1,392,479)	18,777,719	(153,370)	3,857,490	1,547	(33,438)	307,112	1,213,668
Change in unrealized gain (loss) on investments	69,808,562	383,090,590	200,290	(3,372,155)	(2,075)	24,363	(550,033)	(1,437,303)

Net gain (loss) on investments	68,416,083	401,868,309	46,920	485,335	(528)	(9,075)	(242,921)	(223,635)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,173,854	394,021,941	304,086	4,720,230	(753)	(14,292)	(292,789)	(537,440)

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2
Reinvested dividends	$386	124,939	139,869	819,304	306,485	27,160	1,151,032	464,420
Mortality and expense risk charges (note 2)	(613)	(323,492)	(405,231)	(1,090,192)	(523,723)	(39,947)	(2,771,192)	(571,035)

Net investment income (loss)	(227)	(198,553)	(265,362)	(270,888)	(217,238)	(12,787)	(1,620,160)	(106,615)
Realized gain (loss) on investments	1,577	1,151,908	856,710	3,100,663	1,174,613	217,622	8,279,074	1,095,950
Change in unrealized gain (loss) on investments	8,943	2,684,448	3,345,706	21,948,594	8,335,590	699,071	44,612,301	6,397,680

Net gain (loss) on investments	10,520	3,836,356	4,202,416	25,049,257	9,510,203	916,693	52,891,375	7,493,630

Reinvested capital gains	-	-	-	3,368,774	1,441,113	-	-	870,113

Net increase (decrease) in contract owners’ equity resulting from operations	$10,293	3,637,803	3,937,054	28,147,143	10,734,078	903,906	51,271,215	8,257,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2
Reinvested dividends	$29,992,061	42,457,147	12,930,816	43,148,702	5,609,004	13,700,221	60,486	2,674,255
Mortality and expense risk charges (note 2)	(27,042,031)	(41,258,277)	(11,653,702)	(39,202,987)	(6,223,974)	(11,779,539)	(38,934)	(1,864,295)

Net investment income (loss)	2,950,030	1,198,870	1,277,114	3,945,715	(614,970)	1,920,682	21,552	809,960
Realized gain (loss) on investments	4,075,094	20,706,640	9,223,433	5,146,672	21,939,837	10,364,249	20,174	1,578,539
Change in unrealized gain (loss) on investments	166,116,441	374,973,405	2,142,758	308,281,833	39,571,554	42,004,293	(177,322)	(7,867,022)

Net gain (loss) on investments	170,191,535	395,680,045	11,366,191	313,428,505	61,511,391	52,368,542	(157,148)	(6,288,483)

Reinvested capital gains	38,377,324	76,079,358	11,557,662	64,898,963	16,755,205	16,216,497	25,848	1,172,463

Net increase (decrease) in contract owners’ equity resulting from operations	$211,518,889	472,958,273	24,200,967	382,273,183	77,651,626	70,505,721	(109,748)	(4,306,060)

Investment Activity:	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA
Reinvested dividends	$815,953	1,677,602	1,565,963	6,362,704	224,524	310,451	764,143	3,459,577
Mortality and expense risk charges (note 2)	(757,443)	(1,709,430)	(2,556,750)	(5,182,646)	(448,284)	(485,658)	(382,853)	(4,027,419)

Net investment income (loss)	58,510	(31,828)	(990,787)	1,180,058	(223,760)	(175,207)	381,290	(567,842)
Realized gain (loss) on investments	183,148	3,205,948	7,066,711	(4,448,056)	2,735,912	885,970	458,755	(11,494,309)
Change in unrealized gain (loss) on investments	(3,026,690)	29,966,606	32,748,740	(19,824,332)	5,910,351	6,764,634	3,698,239	63,244,804

Net gain (loss) on investments	(2,843,542)	33,172,554	39,815,451	(24,272,388)	8,646,263	7,650,604	4,156,994	51,750,495

Reinvested capital gains	1,032,030	-	-	3,774,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,753,002)	33,140,726	38,824,664	(19,318,146)	8,422,503	7,475,397	4,538,284	51,182,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$16,407,953	23,487,644	11,960,136	45,025,937	18,531,300	14,147,246	1,387,745	-
Mortality and expense risk charges (note 2)	(13,175,785)	(19,843,435)	(10,466,209)	(40,991,897)	(18,916,228)	(12,725,907)	(1,797,970)	(9,526,813)

Net investment income (loss)	3,232,168	3,644,209	1,493,927	4,034,040	(384,928)	1,421,339	(410,225)	(9,526,813)
Realized gain (loss) on investments	2,185,469	9,321,882	7,107,584	11,964,272	3,147,074	3,206,608	1,385,769	-
Change in unrealized gain (loss) on investments	82,777,928	182,261,572	2,751,459	348,297,316	215,946,893	54,108,601	28,255,830	-

Net gain (loss) on investments	84,963,397	191,583,454	9,859,043	360,261,588	219,093,967	57,315,209	29,641,599	-

Reinvested capital gains	8,256,324	19,732,678	10,375,117	-	-	10,241,697	3,139,647	-

Net increase (decrease) in contract owners’ equity resulting from operations	$96,451,889	214,960,341	21,728,087	364,295,628	218,709,039	68,978,245	32,371,021	(9,526,813)

Investment Activity:	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$412,040	1,589,440	10,869	110,470	1,448,943	76,498	591,926	59,238
Mortality and expense risk charges (note 2)	(450,511)	(2,662,993)	(7,826)	(67,066)	(970,978)	(132,137)	(1,906,149)	(55,873)

Net investment income (loss)	(38,471)	(1,073,553)	3,043	43,404	477,965	(55,639)	(1,314,223)	3,365
Realized gain (loss) on investments	1,651,681	8,188,246	(50,857)	(45,030)	496,957	628,432	7,953,860	347,603
Change in unrealized gain (loss) on investments	4,480,393	21,276,909	136,627	906,213	10,330,848	1,555,286	17,856,229	597,484

Net gain (loss) on investments	6,132,074	29,465,155	85,770	861,183	10,827,805	2,183,718	25,810,089	945,087

Reinvested capital gains	-	-	-	-	-	727,199	8,372,121	205,263

Net increase (decrease) in contract owners’ equity resulting from operations	$6,093,603	28,391,602	88,813	904,587	11,305,770	2,855,278	32,867,987	1,153,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$707,108	-	-	49	3,300,204	-	-	306,369
Mortality and expense risk charges (note 2)	(882,636)	(2,514,259)	(2,060,024)	(8)	(4,182,908)	(86,942)	(327,584)	(499,265)

Net investment income (loss)	(175,528)	(2,514,259)	(2,060,024)	41	(882,704)	(86,942)	(327,584)	(192,896)
Realized gain (loss) on investments	2,597,079	11,119,281	12,582,195	1	15,813,550	344,030	931,547	888,031
Change in unrealized gain (loss) on investments	10,501,690	37,480,023	19,591,119	258	53,762,384	1,727,694	5,304,918	11,375,974

Net gain (loss) on investments	13,098,769	48,599,304	32,173,314	259	69,575,934	2,071,724	6,236,465	12,264,005

Reinvested capital gains	2,857,534	13,715,129	9,235,792	162	12,969,050	375,867	1,202,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,780,775	59,800,174	39,349,082	462	81,662,280	2,360,649	7,111,230	12,071,109

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$204,543	103,588	62,112	6,314,370	1,045,419	2,683,886	1,195,344	4,456,262
Mortality and expense risk charges (note 2)	(475,108)	(1,037,977)	(710,860)	(2,813,316)	(1,390,202)	(4,668,894)	(3,581,631)	(3,965,922)

Net investment income (loss)	(270,565)	(934,389)	(648,748)	3,501,054	(344,783)	(1,985,008)	(2,386,287)	490,340
Realized gain (loss) on investments	4,709,387	58,965	4,214,308	2,941,631	205,999	13,659,202	11,098,516	6,615,865
Change in unrealized gain (loss) on investments	5,126,121	26,470,463	12,116,439	(11,224,554)	(1,169,640)	93,705,547	60,547,793	32,625,894

Net gain (loss) on investments	9,835,508	26,529,428	16,330,747	(8,282,923)	(963,641)	107,364,749	71,646,309	39,241,759

Reinvested capital gains	-	-	-	-	74,607	-	-	2,321,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,564,943	25,595,039	15,681,999	(4,781,869)	(1,233,817)	105,379,741	69,260,022	42,053,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$-	-	867,298	952,636	162	3,150,268	1,471,030	1,794,314
Mortality and expense risk charges (note 2)	(184)	(2,455,142)	(826,588)	(1,140,015)	(53)	(827,008)	(382,612)	(446,803)

Net investment income (loss)	(184)	(2,455,142)	40,710	(187,379)	109	2,323,260	1,088,418	1,347,511
Realized gain (loss) on investments	44	11,034,670	4,314,416	4,501,549	1	-	-	-
Change in unrealized gain (loss) on investments	14,682	34,795,596	(7,343,843)	(8,917,361)	1,281	7,081,125	2,327,503	4,086,980

Net gain (loss) on investments	14,726	45,830,266	(3,029,427)	(4,415,812)	1,282	7,081,125	2,327,503	4,086,980

Reinvested capital gains	-	-	4,251,930	5,319,244	124	1,772,943	797,309	133,058

Net increase (decrease) in contract owners’ equity resulting from operations	$14,542	43,375,124	1,263,213	716,053	1,515	11,177,328	4,213,230	5,567,549

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB
Reinvested dividends	$1,069,970	98,395	665,361	23,509	33,517	12,112	494	8,879
Mortality and expense risk charges (note 2)	(297,323)	(39,439)	(183,337)	(36,612)	(37,441)	(16,466)	(27)	(1,433)

Net investment income (loss)	772,647	58,956	482,024	(13,103)	(3,924)	(4,354)	467	7,446
Realized gain (loss) on investments	112	38,927	4,632	15,344	4,373	8,130	(114)	2,549
Change in unrealized gain (loss) on investments	2,007,421	619,805	2,577,644	109,985	300,359	97,246	(1,168)	39,020

Net gain (loss) on investments	2,007,533	658,732	2,582,276	125,329	304,732	105,376	(1,282)	41,569

Reinvested capital gains	214,369	-	-	-	-	-	237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,994,549	717,688	3,064,300	112,226	300,808	101,022	(578)	49,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$74,621	123	308,490	555,049	-	350,062	90,185	4,322,171
Mortality and expense risk charges (note 2)	(96,789)	(152)	(1,198,027)	(467,480)	(1,023)	(209,960)	(63,311)	(4,063,459)

Net investment income (loss)	(22,168)	(29)	(889,537)	87,569	(1,023)	140,102	26,874	258,712
Realized gain (loss) on investments	(190,779)	(39)	3,921,331	415,270	7,064	329,490	(76,345)	1,368,550
Change in unrealized gain (loss) on investments	2,071,226	10,870	15,160,210	3,973,488	9,931	4,046,987	1,388,392	(39,040,641)

Net gain (loss) on investments	1,880,447	10,831	19,081,541	4,388,758	16,995	4,376,477	1,312,047	(37,672,091)

Reinvested capital gains	-	1,144	4,214,868	693,126	2,877	-	-	9,696,989

Net increase (decrease) in contract owners’ equity resulting from operations	$1,858,279	11,946	22,406,872	5,169,453	18,849	4,516,579	1,338,921	(27,716,390)

Investment Activity:	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS
Reinvested dividends	$201	1	106,884	982,933	-	1,068,310	693,339	1,982,416
Mortality and expense risk charges (note 2)	(149)	(1)	(116,406)	(1,427,618)	(47)	(1,523,332)	(475,638)	(1,771,144)

Net investment income (loss)	52	-	(9,522)	(444,685)	(47)	(455,022)	217,701	211,272
Realized gain (loss) on investments	183	11	421,820	5,624,579	1,970	7,695,353	878,967	6,331,715
Change in unrealized gain (loss) on investments	1,816	(5)	1,616,082	15,750,274	(1,120)	23,308,750	5,195,130	13,225,345
Net gain (loss) on investments	1,999	6	2,037,902	21,374,853	850	31,004,103	6,074,097	19,557,060

Reinvested capital gains	-	-	120,903	1,331,582	-	1,313,691	86,023	272,433

Net increase (decrease) in contract owners’ equity resulting from operations	$2,051	6	2,149,283	22,261,750	803	31,862,772	6,377,821	20,040,765

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$-	127,563	10,016	456,361	1,392,376	8,568,659	56,291	2,644,672
Mortality and expense risk charges (note 2)	(18,296)	(188,842)	(20,230)	(138,222)	(516,847)	(4,721,338)	(130,882)	(640,111)

Net investment income (loss)	(18,296)	(61,279)	(10,214)	318,139	875,529	3,847,321	(74,591)	2,004,561
Realized gain (loss) on investments	430,368	438,477	53,204	388,099	62,056	(2,254,315)	773,237	(547,533)
Change in unrealized gain (loss) on investments	87,478	3,869,004	108,268	(749,372)	(1,211,431)	57,857,545	1,544,660	658,671

Net gain (loss) on investments	517,846	4,307,481	161,472	(361,273)	(1,149,375)	55,603,230	2,317,897	111,138

Reinvested capital gains	-	-	27,994	-	-	22,745,866	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$499,550	4,246,202	179,252	(43,134)	(273,846)	82,196,417	2,243,306	2,115,699

Investment Activity:	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$2,092,283	590,157	5,237,020	91,705	2,618,187	182,421	7,109,669	164,176
Mortality and expense risk charges (note 2)	(1,818,718)	(1,226,818)	(3,312,057)	(79,506)	(2,493,575)	(139,350)	(6,777,463)	(125,968)

Net investment income (loss)	273,565	(636,661)	1,924,963	12,199	124,612	43,071	332,206	38,208
Realized gain (loss) on investments	5,239,754	(2,581,669)	(1,547,963)	482,484	(59,045)	718,244	(1,809,383)	472,940
Change in unrealized gain (loss) on investments	12,382,327	18,748,603	32,068,824	94,721	15,888,780	526,760	54,696,223	1,098,249

Net gain (loss) on investments	17,622,081	16,166,934	30,520,861	577,205	15,829,735	1,245,004	52,886,840	1,571,189

Reinvested capital gains	324,301	520,533	15,353,797	70,641	1,912,740	144,574	6,156,404	134,233

Net increase (decrease) in contract owners’ equity resulting from operations	$18,219,947	16,050,806	47,799,621	660,045	17,867,087	1,432,649	59,375,450	1,743,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$541,542	985,915	61,657	1,131,482	434,276	8,330,345	99,650	723,668
Mortality and expense risk charges (note 2)	(553,639)	(4,603,558)	(1,856,757)	(285,807)	(290,794)	(6,123,807)	(324,443)	(4,112,502)

Net investment income (loss)	(12,097)	(3,617,643)	(1,795,100)	845,675	143,482	2,206,538	(224,793)	(3,388,834)
Realized gain (loss) on investments	(9,851)	16,880,624	7,418,902	397,562	311,119	2,312,824	1,721,464	562,368
Change in unrealized gain (loss) on investments	5,579,215	89,957,845	29,428,199	(269,515)	(1,420,795)	(23,548,354)	2,632,210	45,515,203

Net gain (loss) on investments	5,569,364	106,838,469	36,847,101	128,047	(1,109,676)	(21,235,530)	4,353,674	46,077,571

Reinvested capital gains	479,930	234,742	93,826	-	231,711	4,764,478	3,142,412	34,734,824

Net increase (decrease) in contract owners’ equity resulting from operations	$6,037,197	103,455,568	35,145,827	973,722	(734,483)	(14,264,514)	7,271,293	77,423,561

Investment Activity:	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2
Reinvested dividends	$712,903	345,628	23,014	884,546	54,569	11,086,282	864,699	1,904,748
Mortality and expense risk charges (note 2)	(703,105)	(333,518)	(32,952)	(1,088,267)	(91,519)	(2,729,695)	(836,134)	(2,260,306)

Net investment income (loss)	9,798	12,110	(9,938)	(203,721)	(36,950)	8,356,587	28,565	(355,558)
Realized gain (loss) on investments	1,844,280	(1,095,103)	75,796	(842,408)	778,015	(1,623,460)	3,959,188	19,504,837
Change in unrealized gain (loss) on investments	11,467,326	7,425,544	529,541	18,402,581	1,001,419	13,439,321	9,488,589	20,652,094

Net gain (loss) on investments	13,311,606	6,330,441	605,337	17,560,173	1,779,434	11,815,861	13,447,777	40,156,931

Reinvested capital gains	195,429	94,747	7,932	288,086	-	-	-	2,458,140

Net increase (decrease) in contract owners’ equity resulting from operations	$13,516,833	6,437,298	603,331	17,644,538	1,742,484	20,172,448	13,476,342	42,259,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2
Reinvested dividends	$1,273	448,014	82,805	1,678,189	635	5,951,546	4,674,284	-
Mortality and expense risk charges (note 2)	(304)	(348,516)	(51,218)	(1,114,612)	(700)	(1,885,033)	(686,526)	(21)

Net investment income (loss)	969	99,498	31,587	563,577	(65)	4,066,513	3,987,758	(21)
Realized gain (loss) on investments	(207)	1,664,645	103,162	6,392,261	(106)	579,522	201,432	-
Change in unrealized gain (loss) on investments	8,192	(2,448,177)	534,540	6,440,659	9,430	(6,162,439)	(2,897,581)	335

Net gain (loss) on investments	7,985	(783,532)	637,702	12,832,920	9,324	(5,582,917)	(2,696,149)	335

Reinvested capital gains	5,292	-	-	-	164	1,551,702	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,246	(684,034)	669,289	13,396,497	9,423	35,298	8,108,359	314

Investment Activity:	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$-	64	3,284,816	-	147	-	183,693	871,112
Mortality and expense risk charges (note 2)	(134)	(18)	(2,366,424)	(194)	(186)	(59,238)	(388,615)	(496,691)

Net investment income (loss)	(134)	46	918,392	(194)	(39)	(59,238)	(204,922)	374,421
Realized gain (loss) on investments	26	16	(2,722,505)	655	541	389,000	419,750	(1,456,616)
Change in unrealized gain (loss) on investments	2,988	46	399,762	3,018	2,873	1,043,786	7,916,551	5,197,517

Net gain (loss) on investments	3,014	62	(2,322,743)	3,673	3,414	1,432,786	8,336,301	3,740,901

Reinvested capital gains	-	1,099	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,880	1,207	(1,404,351)	3,479	3,375	1,373,548	8,131,379	4,115,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS
Reinvested dividends	$1,536,897	745,092	860,853	1,515,234	84,011	148	128,915	1,879,682
Mortality and expense risk charges (note 2)	(406,368)	(718,389)	(1,101,181)	(1,475,499)	(102,776)	(788)	(155,004)	(3,574,600)

Net investment income (loss)	1,130,529	26,703	(240,328)	39,735	(18,765)	(640)	(26,089)	(1,694,918)
Realized gain (loss) on investments	(2,033,826)	839,428	417,834	8,447,794	546,995	208	201,204	7,866,915
Change in unrealized gain (loss) on investments	468,560	11,562,325	16,767,000	16,605,739	1,123,759	33,322	2,912,043	50,051,316

Net gain (loss) on investments	(1,565,266)	12,401,753	17,184,834	25,053,533	1,670,754	33,530	3,113,247	57,918,231

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(434,737)	12,428,456	16,944,506	25,093,268	1,651,989	32,890	3,087,158	56,223,313

Investment Activity:	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$58,069	442,532	1,173	49,982	406,304	1,993,896	481,457	4,870,814
Mortality and expense risk charges (note 2)	(87,543)	(998,542)	(132,270)	(13,283)	(133,594)	(632,869)	(410,636)	(5,657,731)

Net investment income (loss)	(29,474)	(556,010)	(131,097)	36,699	272,710	1,361,027	70,821	(786,917)
Realized gain (loss) on investments	616,393	7,773,894	870,218	(2,532)	19,930	36,266	(49,614)	1,325,524
Change in unrealized gain (loss) on investments	1,385,306	12,337,397	2,228,268	(51,785)	(463,141)	(2,189,066)	(2,429,682)	(6,906,910)

Net gain (loss) on investments	2,001,699	20,111,291	3,098,486	(54,317)	(443,211)	(2,152,800)	(2,479,296)	(5,581,386)

Reinvested capital gains	76,446	763,971	-	-	-	-	298,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,048,671	20,319,252	2,967,389	(17,618)	(170,501)	(791,773)	(2,110,131)	(6,368,303)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS
Reinvested dividends	$5,123,014	-	174	48,246	4,821	16,651	14,415	2,774
Mortality and expense risk charges (note 2)	(3,718,795)	(22)	(14)	(42,312)	(4,835)	(28,357)	(87,144)	(5,678)

Net investment income (loss)	1,404,219	(22)	160	5,934	(14)	(11,706)	(72,729)	(2,904)
Realized gain (loss) on investments	(94,393)	-	-	131,094	(38,353)	76,497	123,839	5,366
Change in unrealized gain (loss) on investments	(12,688,696)	(535)	(126)	656,925	111,925	627,591	1,799,146	120,946

Net gain (loss) on investments	(12,783,089)	(535)	(126)	788,019	73,572	704,088	1,922,985	126,312

Reinvested capital gains	2,338,141	-	64	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,040,729)	(557)	98	793,953	73,558	692,382	1,850,256	123,408

Investment Activity:	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV
Reinvested dividends	$666	-	-	78,737	314,088	484,174	418,381	-
Mortality and expense risk charges (note 2)	(97)	(14,955)	(1,439,588)	(357,528)	(176,317)	(399,286)	(803,181)	(1,118)

Net investment income (loss)	569	(14,955)	(1,439,588)	(278,791)	137,771	84,888	(384,800)	(1,118)
Realized gain (loss) on investments	36	(756)	3,635,705	270,389	(138,444)	(343,736)	(879,531)	14,551
Change in unrealized gain (loss) on investments	3,323	21,134	28,286,049	1,462,731	(1,489,019)	3,193,745	4,800,793	57,432

Net gain (loss) on investments	3,359	20,378	31,921,754	1,733,120	(1,627,463)	2,850,009	3,921,262	71,983

Reinvested capital gains	3,462	-	5,531,671	305,242	2,543	-	1,195,978	1,468

Net increase (decrease) in contract owners’ equity resulting from operations	$7,390	5,423	36,013,837	1,759,571	(1,487,149)	2,934,897	4,732,440	72,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$-	-	1,978,170	2,243,789	-	41,109	274,990	490,957
Mortality and expense risk charges (note 2)	(685)	(2,108)	(2,618,901)	(833,321)	(313,722)	(10,812)	(99,978)	(158,488)

Net investment income (loss)	(685)	(2,108)	(640,731)	1,410,468	(313,722)	30,297	175,012	332,469
Realized gain (loss) on investments	1,258	5,107	1,000,531	1,143,472	189,369	32,472	72,060	78,099
Change in unrealized gain (loss) on investments	24,443	84,668	35,507,719	1,522,802	4,311,574	170,923	3,443,686	5,984,011

Net gain (loss) on investments	25,701	89,775	36,508,250	2,666,274	4,500,943	203,395	3,515,746	6,062,110

Reinvested capital gains	463	970	-	-	542,846	121,860	876,064	1,781,710

Net increase (decrease) in contract owners’ equity resulting from operations	$25,479	88,637	35,867,519	4,076,742	4,730,067	355,552	4,566,822	8,176,289

Investment Activity:	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$90,656	3	577	-	59	3,754	67
Mortality and expense risk charges (note 2)	(26,866)	(598)	(3,818)	(649,528)	(89)	(3,755)	(759)

Net investment income (loss)	63,790	(595)	(3,241)	(649,528)	(30)	(1)	(692)
Realized gain (loss) on investments	42,418	1,901	13,542	2,139,396	338	226	4,010
Change in unrealized gain (loss) on investments	677,314	12,241	62,487	12,576,461	782	(20,955)	8,707

Net gain (loss) on investments	719,732	14,142	76,029	14,715,857	1,120	(20,729)	12,717

Reinvested capital gains	269,849	1,169	-	2,105,421	-	9,528	4,153

Net increase (decrease) in contract owners’ equity resulting from operations	$1,053,371	14,716	72,788	16,171,750	1,090	(11,202)	16,178

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALMCS		ALVDAA		ALVDAB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,715,260	(868,382)	(4,628)	(4,669)	26	-	(74,385)	(9,240)
Realized gain (loss) on investments	457,179,594	138,736,108	53,544	(51,583)	1	-	46,184	438
Change in unrealized gain (loss) on investments	4,797,378,405	2,715,330,029	85,118	113,711	845	-	474,949	61,461
Reinvested capital gains	510,501,962	391,317,868	-	-	53	-	20,576	404

Net increase (decrease) in contract owners’ equity resulting from operations	5,772,775,221	3,244,515,623	134,034	57,459	925	-	467,324	53,063

Equity transactions:
Purchase payments received from contract owners (note 3)	5,436,211,476	4,330,208,480	-	-	14,588	-	5,735,930	1,883,778
Transfers between funds	-	-	54,912	(21,165)	79	-	435,150	62,903
Redemptions	(3,376,288,511)	(3,178,018,419)	(45,395)	(27,091)	-	-	(353,794)	(8,605)
Annuity benefits	(1,499,588)	(1,609,188)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(239,707,518)	(195,320,379)	(16)	(5)	-	-	(36)	-
Contingent deferred sales charges (note 2)	(16,694,003)	(20,085,587)	-	-	-	-	(9,161)	-
Adjustments to maintain reserves	586,925	(599,214)	(28)	4	3	-	(146)	10

Net equity transactions	1,802,608,781	934,575,693	9,473	(48,257)	14,670	-	5,807,943	1,938,086

Net change in contract owners’ equity	7,575,384,002	4,179,091,316	143,507	9,202	15,595	-	6,275,267	1,991,149
Contract owners’ equity beginning of period	33,972,994,748	29,793,903,432	402,340	393,138	-	-	1,991,149	-

Contract owners’ equity end of period	$41,548,378,750	33,972,994,748	545,847	402,340	15,595	-	8,266,416	1,991,149

CHANGES IN UNITS:
Beginning units	2,640,272,691	2,517,758,479	29,102	32,647	-	-	196,701	-
Units purchased	791,386,600	707,765,795	3,523	7,017	1,477	-	604,526	197,949
Units redeemed	(604,009,209)	(585,251,583)	(3,167)	(10,562)	-	-	(58,734)	(1,248)

Ending units	2,827,650,082	2,640,272,691	29,458	29,102	1,477	-	742,493	196,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP1		AFGF		AFHY		AVPAP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175	-	(15,332)	(26,584)	71,171	101,145	1,011,605	97,105
Realized gain (loss) on investments	(163)	-	428,230	137,504	(57,618)	75,394	608	(1)
Change in unrealized gain (loss) on investments	(1,029)	-	2,491,862	1,485,565	64,792	3,862	25,889,242	8,806
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,017)	-	2,904,760	1,596,485	78,345	180,401	26,901,455	105,910

Equity transactions:
Purchase payments received from contract owners (note 3)	47,011	-	6,896	17,280	925	1,418	343,125,655	12,416,356
Transfers between funds	443	-	(151,341)	(65,976)	(370,390)	(960)	14,344,843	638,055
Redemptions	-	-	(1,102,274)	(590,226)	(269,057)	(34,272)	(1,440,996)	(54)
Annuity benefits	-	-	(734)	(641)	(1,466)	(1,401)	-	-
Contract maintenance charges (note 2)	-	-	(2,974)	(3,313)	(463)	(528)	(254,152)	-
Contingent deferred sales charges (note 2)	-	-	-	(147)	-	-	(15,258)	-
Adjustments to maintain reserves	52	-	641	542	887	820	132,590	(30)

Net equity transactions	47,506	-	(1,249,786)	(642,481)	(639,564)	(34,923)	355,892,682	13,054,327

Net change in contract owners’ equity	46,489	-	1,654,974	954,004	(561,219)	145,478	382,794,137	13,160,237
Contract owners’ equity beginning of period	-	-	10,717,811	9,763,807	1,957,169	1,811,691	13,160,237	-

Contract owners’ equity end of period	$46,489	-	12,372,785	10,717,811	1,395,950	1,957,169	395,954,374	13,160,237

CHANGES IN UNITS:
Beginning units	-	-	125,616	133,488	35,854	37,304	1,300,941	-
Units purchased	5,600	-	142	213	22,536	104,321	32,178,187	1,300,946
Units redeemed	(488)	-	(13,120)	(8,085)	(34,183)	(105,771)	(498,013)	(5)

Ending units	5,112	-	112,638	125,616	24,207	35,854	32,981,115	1,300,941

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AFGC		MLVGA3		CHSMM		DWVVLS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,432)	(1,282)	(704,864)	8,128	(104,494)	(121,636)	(288)	-
Realized gain (loss) on investments	7,558	15,531	480,806	876,600	-	-	15	-
Change in unrealized gain (loss) on investments	(71,289)	(36,013)	14,078,873	9,286,107	-	-	16,146	-
Reinvested capital gains	26,579	32,139	9,798,344	505,553	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,584)	10,375	23,653,159	10,676,388	(104,494)	(121,636)	15,873	-

Equity transactions:
Purchase payments received from contract owners (note 3)	189	243	82,385,180	32,521,177	2,836,160	4,508,129	208,814	-
Transfers between funds	(44,934)	(67,812)	6,940,473	(1,839,954)	(2,013,499)	(3,233,511)	1,022	-
Redemptions	(100,998)	(69,830)	(15,600,032)	(10,954,494)	(1,835,791)	(4,770,359)	-	-
Annuity benefits	(229)	(241)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(563)	(648)	(11,198)	(10,704)	(454)	(523)	-	-
Contingent deferred sales charges (note 2)	-	-	(61,059)	(46,330)	-	-	-	-
Adjustments to maintain reserves	151	160	(850)	(604)	31	37	(3)	-

Net equity transactions	(146,384)	(138,128)	73,652,514	19,669,091	(1,013,553)	(3,496,227)	209,833	-

Net change in contract owners’ equity	(187,968)	(127,753)	97,305,673	30,345,479	(1,118,047)	(3,617,863)	225,706	-
Contract owners’ equity beginning of period	1,095,748	1,223,501	154,015,464	123,669,985	10,825,869	14,443,732	-	-

Contract owners’ equity end of period	$907,780	1,095,748	251,321,137	154,015,464	9,707,822	10,825,869	225,706	-

CHANGES IN UNITS:
Beginning units	30,588	34,457	11,530,622	10,016,317	1,047,948	1,391,226	-	-
Units purchased	5	7	7,335,827	3,778,528	834,216	915,325	19,345	-
Units redeemed	(4,160)	(3,876)	(2,124,228)	(2,264,223)	(932,422)	(1,258,603)	(7)	-

Ending units	26,433	30,588	16,742,221	11,530,622	949,742	1,047,948	19,338	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVSVS		DSIF		DSIFS		DSRG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,022)	-	1,113,828	1,457,608	162,694	392,139	(29,513)	(207,312)
Realized gain (loss) on investments	11,101	-	9,910,408	8,840,652	(170,702)	(550,789)	2,926,256	2,295,367
Change in unrealized gain (loss) on investments	442,070	-	46,211,129	7,681,337	38,379,903	9,983,889	8,831,655	1,986,545
Reinvested capital gains	-	-	2,506,810	10,738,166	1,637,024	5,772,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,149	-	59,742,175	28,717,763	40,008,919	15,597,940	11,728,398	4,074,600

Equity transactions:
Purchase payments received from contract owners (note 3)	3,525,717	-	3,383,204	3,065,443	18,998,381	19,021,454	522,695	688,977
Transfers between funds	1,844,177	-	(1,345,935)	(1,571,346)	(2,905,774)	(3,519,032)	(524,461)	(191,678)
Redemptions	(103,744)	-	(29,323,740)	(31,854,859)	(12,547,913)	(13,537,724)	(5,203,285)	(5,313,891)
Annuity benefits	-	-	(64,468)	(61,740)	(9,216)	(35,545)	(3,065)	(2,701)
Contract maintenance charges (note 2)	(2,633)	-	(115,326)	(127,839)	(460,382)	(345,677)	(30,371)	(33,795)
Contingent deferred sales charges (note 2)	(259)	-	(16,713)	(22,120)	(48,911)	(68,980)	(2,364)	(7,779)
Adjustments to maintain reserves	(114)	-	1,352	136	(2,471)	(1,308)	164	154

Net equity transactions	5,263,144	-	(27,481,626)	(30,572,325)	3,023,714	1,513,188	(5,240,687)	(4,860,713)

Net change in contract owners’ equity	5,692,293	-	32,260,549	(1,854,562)	43,032,633	17,111,128	6,487,711	(786,113)
Contract owners’ equity beginning of period	-	-	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

Contract owners’ equity end of period	$5,692,293	-	241,384,788	209,124,239	174,159,280	131,126,647	44,815,755	38,328,044

CHANGES IN UNITS:
Beginning units	-	-	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263
Units purchased	528,282	-	277,105	352,615	2,172,981	2,628,249	35,511	52,434
Units redeemed	(61,951)	-	(1,004,323)	(1,322,098)	(1,966,283)	(2,467,327)	(205,992)	(236,142)

Ending units	466,331	-	5,646,503	6,373,721	8,091,350	7,884,652	1,265,074	1,435,555

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ETVFR		FRESS2		GVGMNS		HVIE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,458	-	1,912	-	(33,335)	(1,312)	25,381	(640)
Realized gain (loss) on investments	(1)	-	(8)	-	94,586	46	130,038	(100,939)
Change in unrealized gain (loss) on investments	148	-	(12,851)	-	77,371	13,126	2,056,941	1,065,413
Reinvested capital gains	44	-	5,681	-	107,917	672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,649	-	(5,266)	-	246,539	12,532	2,212,360	963,834

Equity transactions:
Purchase payments received from contract owners (note 3)	53,406	-	136,764	-	3,911,123	525,929	3,763,473	2,964,602
Transfers between funds	113,701	-	-	-	205,536	38,549	(481,022)	(77,278)
Redemptions	-	-	-	-	(310,482)	(5,842)	(243,977)	(559,480)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(173)	-	(86,813)	(53,651)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,190)	(213)	(3,677)	(8,428)
Adjustments to maintain reserves	(5)	-	(4)	-	(80)	(19)	(2,099)	(12,722)

Net equity transactions	167,102	-	136,760	-	3,804,734	558,404	2,945,885	2,253,043

Net change in contract owners’ equity	168,751	-	131,494	-	4,051,273	570,936	5,158,245	3,216,877
Contract owners’ equity beginning of period	-	-	-	-	570,936	-	9,259,820	6,042,943

Contract owners’ equity end of period	$168,751	-	131,494	-	4,622,209	570,936	14,418,065	9,259,820

CHANGES IN UNITS:
Beginning units	-	-	-	-	55,968	-	917,015	672,762
Units purchased	16,659	-	14,671	-	464,144	57,507	508,846	486,457
Units redeemed	-	-	-	-	(113,937)	(1,539)	(245,885)	(242,204)

Ending units	16,659	-	14,671	-	406,175	55,968	1,179,976	917,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(388,658)	(275,887)	(44,237)	(7,713)	(310,757)	(235,579)	554	-
Realized gain (loss) on investments	2,725,402	282,761	208,939	(227)	758,259	(159,601)	-	-
Change in unrealized gain (loss) on investments	5,653,487	3,353,709	340,386	58,225	6,164,921	(336,503)	(963)	-
Reinvested capital gains	-	-	346,153	7,869	-	6,819	1,105	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,990,231	3,360,583	851,241	58,154	6,612,423	(724,864)	696	-

Equity transactions:
Purchase payments received from contract owners (note 3)	7,305,046	5,933,771	4,480,847	1,015,995	266,163	412,549	50,612	-
Transfers between funds	1,424,464	(87,207)	466,305	467,222	(2,383,083)	23,476,825	45	-
Redemptions	(1,708,809)	(660,379)	(141,614)	(14,181)	(2,213,082)	(1,677,803)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(209,718)	(113,462)	(13,725)	(1,207)	(111,876)	(73,943)	-	-
Contingent deferred sales charges (note 2)	(12,474)	(8,601)	(1,231)	(43)	(9,227)	(13,754)	-	-
Adjustments to maintain reserves	(592)	(308)	(287)	(45)	(697)	(778)	(3)	-

Net equity transactions	6,797,917	5,063,814	4,790,295	1,467,741	(4,451,802)	22,123,096	50,654	-

Net change in contract owners’ equity	14,788,148	8,424,397	5,641,536	1,525,895	2,160,621	21,398,232	51,350	-
Contract owners’ equity beginning of period	22,301,050	13,876,653	1,525,895	-	21,398,232	-	-	-

Contract owners’ equity end of period	$37,089,198	22,301,050	7,167,431	1,525,895	23,558,853	21,398,232	51,350	-

CHANGES IN UNITS:
Beginning units	1,678,205	1,261,261	153,532	-	2,201,353	-	-	-
Units purchased	1,392,881	1,124,800	598,210	157,701	201,402	2,554,821	5,179	-
Units redeemed	(921,884)	(707,856)	(180,304)	(4,169)	(600,453)	(353,468)	-	-

Ending units	2,149,202	1,678,205	571,438	153,532	1,802,302	2,201,353	5,179	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JPMMV1		JABS		JAMGS		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(55,858)	(30,973)	69,225	133,562	(13)	-	(1,390,583)	(1,249,124)
Realized gain (loss) on investments	1,686,455	518,272	149,145	(143,799)	1	-	4,567,792	(162,263)
Change in unrealized gain (loss) on investments	1,652,493	934,965	1,191,795	446,216	892	-	34,285,389	25,949,401
Reinvested capital gains	131,580	-	516,142	817,709	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,414,670	1,422,264	1,926,307	1,253,688	880	-	37,462,598	24,538,014

Equity transactions:
Purchase payments received from contract owners (note 3)	921,795	228,612	210,806	36,509	9,311	-	15,364,826	14,847,992
Transfers between funds	3,150,496	3,530,039	(416,953)	860,490	-	-	(19,975,289)	2,891,518
Redemptions	(1,913,966)	(752,613)	(1,846,160)	(1,231,066)	-	-	(13,295,180)	(11,597,332)
Annuity benefits	-	-	(7,125)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,987)	(3,007)	(862)	(912)	-	-	(672,673)	(560,583)
Contingent deferred sales charges (note 2)	(2,947)	(839)	(1,650)	(793)	-	-	(80,328)	(87,428)
Adjustments to maintain reserves	(89)	(106)	(10,964)	(108)	(2)	-	(1,544)	(1,361)

Net equity transactions	2,151,302	3,002,086	(2,072,908)	(335,880)	9,309	-	(18,660,188)	5,492,806

Net change in contract owners’ equity	5,565,972	4,424,350	(146,601)	917,808	10,189	-	18,802,410	30,030,820
Contract owners’ equity beginning of period	10,278,714	5,854,364	11,759,269	10,841,461	-	-	141,268,602	111,237,782

Contract owners’ equity end of period	$15,844,686	10,278,714	11,612,668	11,759,269	10,189	-	160,071,012	141,268,602

CHANGES IN UNITS:
Beginning units	597,636	404,489	637,267	655,718	-	-	8,531,781	8,157,179
Units purchased	370,462	318,277	44,723	101,324	836	-	1,659,468	2,927,685
Units redeemed	(262,057)	(125,130)	(153,722)	(119,775)	-	-	(2,662,455)	(2,553,083)

Ending units	706,041	597,636	528,268	637,267	836	-	7,528,794	8,531,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		LZREMS		MIGSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(315,960)	(178,769)	1,213,360	(263,818)	532	-	(91,058)	(120,648)
Realized gain (loss) on investments	597,188	722,606	(2,069,784)	(2,758,370)	50	-	642,307	658,949
Change in unrealized gain (loss) on investments	6,050,615	(386,687)	9,834,302	(8,234,841)	(433)	-	1,229,361	312,080
Reinvested capital gains	-	-	-	9,366,961	237	-	248,547	437,026

Net increase (decrease) in contract owners’ equity resulting from operations	6,331,843	157,150	8,977,878	(1,890,068)	386	-	2,029,157	1,287,407

Equity transactions:
Purchase payments received from contract owners (note 3)	5,110,060	1,683,387	5,299,807	1,841,470	40,961	-	40,831	118,124
Transfers between funds	656,395	14,842,401	(7,585,908)	82,450,932	(498)	-	(248,098)	(434,498)
Redemptions	(2,155,791)	(1,110,909)	(10,227,262)	(6,933,784)	-	-	(1,726,890)	(2,206,573)
Annuity benefits	(511)	(449)	(13,857)	(11,180)	-	-	-	-
Contract maintenance charges (note 2)	(3,948)	(3,414)	(16,584)	(13,829)	-	-	(841)	(1,078)
Contingent deferred sales charges (note 2)	(7,338)	(1,980)	(52,971)	(30,108)	-	-	(874)	(3,605)
Adjustments to maintain reserves	(1,181)	(3,526)	(991)	(102,897)	(6)	-	(249)	(3,887)

Net equity transactions	3,597,686	15,405,510	(12,597,766)	77,200,604	40,457	-	(1,936,121)	(2,531,517)

Net change in contract owners’ equity	9,929,529	15,562,660	(3,619,888)	75,310,536	40,843	-	93,036	(1,244,110)
Contract owners’ equity beginning of period	17,318,486	1,755,826	80,449,978	5,139,442	-	-	8,220,030	9,464,140

Contract owners’ equity end of period	$27,248,015	17,318,486	76,830,090	80,449,978	40,843	-	8,313,066	8,220,030

CHANGES IN UNITS:
Beginning units	2,402,225	378,492	4,239,187	391,151	-	-	480,417	638,301
Units purchased	1,092,301	2,703,521	696,916	5,034,442	4,179	-	28,899	85,002
Units redeemed	(756,057)	(679,788)	(1,383,362)	(1,186,406)	(50)	-	(130,245)	(242,886)

Ending units	2,738,469	2,402,225	3,552,741	4,239,187	4,129	-	379,071	480,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MNDSC		MVUSC		MVFSC		MVIVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(246,926)	(11,114)	152	-	(2,113,899)	(750,140)	(131,537)	(54,039)
Realized gain (loss) on investments	641,061	(2,784)	1	-	19,077,934	21,454,078	1,612,253	826,506
Change in unrealized gain (loss) on investments	4,081,575	46,713	480	-	81,399,828	18,997,367	22,062,036	8,039,702
Reinvested capital gains	159,903	72,688	161	-	1,059,286	2,388,656	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,635,613	105,503	794	-	99,423,149	42,089,961	23,542,752	8,812,169

Equity transactions:
Purchase payments received from contract owners (note 3)	8,371,076	1,086,920	20,189	-	28,527,711	20,769,221	26,965,050	18,099,412
Transfers between funds	9,912,066	1,392,940	-	-	(11,372,458)	(29,136,073)	16,495,681	4,486,866
Redemptions	(1,501,842)	(31,399)	-	-	(36,940,464)	(40,523,464)	(4,529,997)	(3,003,388)
Annuity benefits	-	-	-	-	(12,343)	(6,559)	-	-
Contract maintenance charges (note 2)	(28,015)	(2,197)	-	-	(1,674,348)	(1,467,206)	(710,182)	(502,127)
Contingent deferred sales charges (note 2)	(1,288)	(73)	-	-	(153,372)	(213,614)	(31,438)	(32,725)
Adjustments to maintain reserves	(439)	(55)	(4)	-	(718)	(1,221)	(896)	(659)

Net equity transactions	16,751,558	2,446,136	20,185	-	(21,625,992)	(50,578,916)	38,188,218	19,047,379

Net change in contract owners’ equity	21,387,171	2,551,639	20,979	-	77,797,157	(8,488,955)	61,730,970	27,859,548
Contract owners’ equity beginning of period	2,551,639	-	-	-	308,714,664	317,203,619	77,870,623	50,011,075

Contract owners’ equity end of period	$23,938,810	2,551,639	20,979	-	386,511,821	308,714,664	139,601,593	77,870,623

CHANGES IN UNITS:
Beginning units	250,099	-	-	-	16,598,824	19,464,081	6,568,051	4,818,705
Units purchased	2,041,879	293,271	1,989	-	3,404,031	3,204,311	4,591,826	3,218,364
Units redeemed	(603,586)	(43,172)	-	-	(4,434,763)	(6,069,568)	(1,779,606)	(1,469,018)

Ending units	1,688,392	250,099	1,989	-	15,568,092	16,598,824	9,380,271	6,568,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVFI		MSVF2		MSEM		MSEMB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$29,524	47,324	321,627	548,234	78,587	53,000	23,229	13,471
Realized gain (loss) on investments	23,585	55,941	322,236	353,338	42,029	83,327	9,855	13,137
Change in unrealized gain (loss) on investments	(74,772)	8,816	(1,018,539)	535,842	(479,013)	399,647	(142,321)	124,714
Reinvested capital gains	-	-	-	-	36,234	-	11,213	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,663)	112,081	(374,676)	1,437,414	(322,163)	535,974	(98,024)	151,322

Equity transactions:
Purchase payments received from contract owners (note 3)	15,399	15,352	56,855	110,504	337	-	8,000	-
Transfers between funds	(136,517)	30,512	(709,138)	(83,468)	(146,216)	(55,969)	(83,396)	(36,747)
Redemptions	(133,801)	(329,097)	(1,871,482)	(2,756,267)	(394,339)	(663,484)	(66,145)	(123,745)
Annuity benefits	-	-	(7,383)	(7,711)	-	-	-	-
Contract maintenance charges (note 2)	(355)	(484)	(22,152)	(23,111)	(1,534)	(1,974)	(163)	(194)
Contingent deferred sales charges (note 2)	(307)	(63)	(3,606)	(10,791)	(46)	(191)	(11)	(69)
Adjustments to maintain reserves	(65)	(10)	(309)	(352)	(51)	(128)	(49)	(67)

Net equity transactions	(255,646)	(283,790)	(2,557,215)	(2,771,196)	(541,849)	(721,746)	(141,764)	(160,822)

Net change in contract owners’ equity	(277,309)	(171,709)	(2,931,891)	(1,333,782)	(864,012)	(185,772)	(239,788)	(9,500)
Contract owners’ equity beginning of period	1,420,643	1,592,352	18,558,710	19,892,492	3,393,878	3,579,650	1,006,127	1,015,627

Contract owners’ equity end of period	$1,143,334	1,420,643	15,626,819	18,558,710	2,529,866	3,393,878	766,339	1,006,127

CHANGES IN UNITS:
Beginning units	114,987	139,216	1,488,971	1,719,934	119,137	146,190	40,884	47,925
Units purchased	8,059	36,116	164,111	169,763	21	-	858	652
Units redeemed	(28,945)	(60,345)	(375,835)	(400,726)	(20,502)	(27,053)	(6,660)	(7,693)

Ending units	94,101	114,987	1,277,247	1,488,971	98,656	119,137	35,082	40,884

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		MSVRE		MSVREB		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,634	(205)	(121)	(181)	(21)	(40)	251,186	(199,091)
Realized gain (loss) on investments	4,230	15	1,565	1,327	12	1,393	1,956,272	721,869
Change in unrealized gain (loss) on investments	(7,673)	4,157	(1,166)	4,271	38	(832)	10,623,314	3,809,786
Reinvested capital gains	-	-	-	-	-	-	1,003,134	2,037,600

Net increase (decrease) in contract owners’ equity resulting from operations	(1,809)	3,967	278	5,417	29	521	13,833,906	6,370,164

Equity transactions:
Purchase payments received from contract owners (note 3)	36,361	-	184	(290)	(210)	(39,125)	901,161	707,015
Transfers between funds	(11,191)	55,729	(184)	116	242	39,208	(201,272)	(2,237,375)
Redemptions	(1,019)	-	-	-	(32)	-	(8,406,233)	(8,009,308)
Annuity benefits	-	-	(9,312)	(2,964)	(468)	(772)	(4,021)	(3,039)
Contract maintenance charges (note 2)	(1)	-	-	174	(1)	(2)	(21,562)	(23,606)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(9,289)	(12,827)
Adjustments to maintain reserves	(19)	(2)	3,808	(3,173)	2	39	530	305

Net equity transactions	24,131	55,727	(5,504)	(6,137)	(467)	(652)	(7,740,686)	(9,578,835)

Net change in contract owners’ equity	22,322	59,694	(5,226)	(720)	(438)	(131)	6,093,220	(3,208,671)
Contract owners’ equity beginning of period	59,694	-	34,359	35,079	4,814	4,945	48,932,258	52,140,929

Contract owners’ equity end of period	$82,016	59,694	29,133	34,359	4,376	4,814	55,025,478	48,932,258

CHANGES IN UNITS:
Beginning units	6,184	-	-	-	27	27	3,121,609	3,763,621
Units purchased	8,962	6,184	12	9	28	3,308	137,357	90,321
Units redeemed	(6,503)	-	(12)	(9)	(28)	(3,308)	(562,203)	(732,333)

Ending units	8,643	6,184	-	-	27	27	2,696,763	3,121,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$242,761	(1,107,937)	(9,878,200)	(8,338,498)	4,134,690	7,498,446	(1,879,078)	(862,120)
Realized gain (loss) on investments	5,051,318	1,648,201	10,231,221	2,290,785	357,522	1,371,324	304,128	(2,448,582)
Change in unrealized gain (loss) on investments	32,294,637	11,016,530	836,203,892	447,347,736	(61,671,830)	27,197,053	41,606,303	27,321,376
Reinvested capital gains	3,084,906	5,941,559	1,052,405	-	429,639	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,673,622	17,498,353	837,609,318	441,300,023	(56,749,979)	36,066,823	40,031,353	24,010,674

Equity transactions:
Purchase payments received from contract owners (note 3)	10,640,647	7,568,117	452,044,967	555,891,246	281,696,970	218,970,652	33,354,606	16,473,773
Transfers between funds	(5,213,674)	(13,306,562)	88,656,793	(794,538)	165,847,527	52,628,071	(3,093,553)	(3,349,337)
Redemptions	(17,238,167)	(15,656,987)	(225,531,992)	(162,680,418)	(107,438,108)	(86,431,007)	(11,052,750)	(10,357,687)
Annuity benefits	(20,571)	(17,994)	(7,475)	(3,539)	(36,367)	(34,683)	(8,048)	(7,605)
Contract maintenance charges (note 2)	(624,230)	(519,924)	(39,268,844)	(31,014,092)	(11,181,264)	(8,552,540)	(767,570)	(623,287)
Contingent deferred sales charges (note 2)	(75,006)	(102,646)	(2,111,203)	(1,925,134)	(716,442)	(702,188)	(70,403)	(92,408)
Adjustments to maintain reserves	(1,523)	(2,308)	(207)	(3,790)	(1,285)	(2,749)	5,512	(919)

Net equity transactions	(12,532,524)	(22,038,304)	273,782,039	359,469,735	328,171,031	175,875,556	18,367,794	2,042,530

Net change in contract owners’ equity	28,141,098	(4,539,951)	1,111,391,357	800,769,758	271,421,052	211,942,379	58,399,147	26,053,204
Contract owners’ equity beginning of period	142,802,133	147,342,084	3,804,147,397	3,003,377,639	1,236,578,634	1,024,636,255	142,585,146	116,531,942

Contract owners’ equity end of period	$170,943,231	142,802,133	4,915,538,754	3,804,147,397	1,507,999,686	1,236,578,634	200,984,293	142,585,146

CHANGES IN UNITS:
Beginning units	9,244,748	10,757,342	331,857,633	298,878,335	106,649,138	91,572,178	11,903,007	11,697,772
Units purchased	1,659,063	1,096,504	62,015,267	64,730,700	49,887,834	30,111,228	3,895,861	2,742,837
Units redeemed	(2,371,831)	(2,609,098)	(41,077,499)	(31,751,402)	(21,518,707)	(15,034,268)	(2,537,367)	(2,537,602)

Ending units	8,531,980	9,244,748	352,795,401	331,857,633	135,018,265	106,649,138	13,261,501	11,903,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGR2		GVAGI2		HIBF		HIBF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,242,229)	(2,891,341)	(7,846,368)	(6,605,075)	257,166	392,123	4,234,895	6,458,219
Realized gain (loss) on investments	(1,392,479)	(6,153,775)	18,777,719	(861,974)	(153,370)	(184,587)	3,857,490	854,689
Change in unrealized gain (loss) on investments	69,808,562	40,496,020	383,090,590	166,394,063	200,290	585,028	(3,372,155)	3,950,323
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,173,854	31,450,904	394,021,941	158,927,014	304,086	792,564	4,720,230	11,263,231

Equity transactions:
Purchase payments received from contract owners (note 3)	55,861,759	25,867,731	328,793,812	229,516,424	(115)	29	8,351,250	9,123,520
Transfers between funds	(10,169,335)	(15,951,353)	(132,755,812)	(42,981,040)	(202,153)	(302,180)	(16,457,087)	(5,804,309)
Redemptions	(19,440,978)	(16,607,631)	(110,562,160)	(83,952,247)	(1,007,410)	(1,280,655)	(9,944,098)	(10,697,689)
Annuity benefits	(5,601)	(4,750)	(6,175)	(2,114)	(311)	(305)	(1,797)	(10,309)
Contract maintenance charges (note 2)	(1,043,726)	(887,303)	(11,612,915)	(8,657,851)	(721)	(979)	(5,492)	(6,897)
Contingent deferred sales charges (note 2)	(100,222)	(134,622)	(731,503)	(701,559)	(374)	(468)	(18,770)	(56,633)
Adjustments to maintain reserves	(1,294)	(956)	(1,386)	(3,843)	(65)	(264)	(677)	(788)

Net equity transactions	25,100,603	(7,718,884)	73,123,861	93,217,770	(1,211,149)	(1,584,822)	(18,076,671)	(7,453,105)

Net change in contract owners’ equity	90,274,457	23,732,020	467,145,802	252,144,784	(907,063)	(792,258)	(13,356,441)	3,810,126
Contract owners’ equity beginning of period	226,797,687	203,065,667	1,257,445,364	1,005,300,580	6,046,751	6,839,009	101,012,332	97,202,206

Contract owners’ equity end of period	$317,072,144	226,797,687	1,724,591,166	1,257,445,364	5,139,688	6,046,751	87,655,891	101,012,332

CHANGES IN UNITS:
Beginning units	21,178,621	21,925,386	135,436,985	125,082,554	317,408	405,899	6,661,716	7,233,930
Units purchased	6,301,206	4,106,547	41,035,996	32,142,445	657	25,324	2,557,270	4,079,407
Units redeemed	(4,247,872)	(4,853,312)	(35,093,106)	(21,788,014)	(62,381)	(113,815)	(3,719,262)	(4,651,621)

Ending units	23,231,955	21,178,621	141,379,875	135,436,985	255,684	317,408	5,499,724	6,661,716

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM		GEM2		GEM3		GEM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(225)	(1,917)	(5,217)	(14,700)	(49,868)	(204,875)	(313,805)	(661,084)
Realized gain (loss) on investments	1,547	(55,685)	(33,438)	(245,677)	307,112	(1,521,297)	1,213,668	(112,087)
Change in unrealized gain (loss) on investments	(2,075)	100,996	24,363	437,185	(550,033)	5,076,471	(1,437,303)	7,071,298
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(753)	43,394	(14,292)	176,808	(292,789)	3,350,299	(537,440)	6,298,127

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(49)	473,963	526,430	12,304,571	8,201,646
Transfers between funds	68,304	(20,766)	(44,791)	(82,436)	(2,797,407)	(1,443,011)	(2,748,187)	(303,727)
Redemptions	(27,089)	(109,494)	(103,410)	(278,702)	(3,087,204)	(3,680,267)	(5,113,543)	(5,713,863)
Annuity benefits	(558)	(552)	-	-	(7,362)	(2,519)	(2,357)	(1,942)
Contract maintenance charges (note 2)	(105)	(112)	(281)	(325)	(8,769)	(11,372)	(5,154)	(6,353)
Contingent deferred sales charges (note 2)	-	(1)	(10)	(163)	(5,453)	(4,444)	(17,636)	(46,339)
Adjustments to maintain reserves	(253)	(311)	(34)	(47)	2,820	(2,146)	(754)	(1,320)

Net equity transactions	40,299	(131,236)	(148,526)	(361,722)	(5,429,412)	(4,617,329)	4,416,940	2,128,102

Net change in contract owners’ equity	39,546	(87,842)	(162,818)	(184,914)	(5,722,201)	(1,267,030)	3,879,500	8,426,229
Contract owners’ equity beginning of period	209,526	297,368	1,087,434	1,272,348	22,205,647	23,472,677	52,314,937	43,888,708

Contract owners’ equity end of period	$249,072	209,526	924,616	1,087,434	16,483,446	22,205,647	56,194,437	52,314,937

CHANGES IN UNITS:
Beginning units	8,617	14,503	32,659	44,117	878,960	1,075,051	2,705,132	2,598,477
Units purchased	6,957	-	-	284	99,272	146,794	1,218,199	1,061,571
Units redeemed	(1,208)	(5,886)	(4,554)	(11,742)	(322,134)	(342,885)	(970,178)	(954,916)

Ending units	14,366	8,617	28,105	32,659	656,098	878,960	2,953,153	2,705,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		GIG3		NVIE6		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(227)	(160)	(198,553)	(131,392)	(265,362)	(243,715)	(270,888)	44,582
Realized gain (loss) on investments	1,577	1,059	1,151,908	796,615	856,710	851,907	3,100,663	1,080,857
Change in unrealized gain (loss) on investments	8,943	4,074	2,684,448	2,629,444	3,345,706	2,479,899	21,948,594	4,089,975
Reinvested capital gains	-	-	-	-	-	-	3,368,774	5,060,113

Net increase (decrease) in contract owners’ equity resulting from operations	10,293	4,973	3,637,803	3,294,667	3,937,054	3,088,091	28,147,143	10,275,527

Equity transactions:
Purchase payments received from contract owners (note 3)	56,408	(1)	372,376	338,218	3,144,175	2,125,460	820,469	891,891
Transfers between funds	(764)	3	(575,205)	(822,168)	(288,273)	(2,473,355)	(359,220)	(3,073,354)
Redemptions	(2,297)	(2,680)	(3,502,036)	(3,685,324)	(1,644,743)	(2,193,911)	(10,085,648)	(10,231,572)
Annuity benefits	-	-	(4,709)	(6,662)	-	-	(10,256)	(26,271)
Contract maintenance charges (note 2)	(27)	(28)	(9,660)	(11,280)	(126,503)	(114,906)	(35,831)	(37,938)
Contingent deferred sales charges (note 2)	-	-	(3,498)	(2,895)	(11,000)	(27,879)	(3,816)	(6,764)
Adjustments to maintain reserves	(46)	2	(6,139)	(669)	(546)	(500)	1,009	(241)

Net equity transactions	53,274	(2,704)	(3,728,871)	(4,190,780)	1,073,110	(2,685,091)	(9,673,293)	(12,484,249)

Net change in contract owners’ equity	63,567	2,269	(91,068)	(896,113)	5,010,164	403,000	18,473,850	(2,208,722)
Contract owners’ equity beginning of period	38,015	35,746	24,478,912	25,375,025	24,533,603	24,130,603	70,487,265	72,695,987

Contract owners’ equity end of period	$101,582	38,015	24,387,844	24,478,912	29,543,767	24,533,603	88,961,115	70,487,265

CHANGES IN UNITS:
Beginning units	3,168	3,386	1,277,738	1,510,544	3,157,577	3,528,777	7,916,101	9,418,341
Units purchased	5,412	-	34,433	39,976	867,070	637,277	451,250	177,927
Units redeemed	(244)	(218)	(216,769)	(272,782)	(736,063)	(1,008,477)	(1,329,271)	(1,680,167)

Ending units	8,336	3,168	1,095,402	1,277,738	3,288,584	3,157,577	7,038,080	7,916,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(217,238)	(39,904)	(12,787)	(548)	(1,620,160)	(1,118,682)	(106,615)	(152,909)
Realized gain (loss) on investments	1,174,613	(455,722)	217,622	7,638	8,279,074	3,158,170	1,095,950	243,862
Change in unrealized gain (loss) on investments	8,335,590	2,125,262	699,071	199,359	44,612,301	13,354,018	6,397,680	2,194,034
Reinvested capital gains	1,441,113	1,691,067	-	-	-	-	870,113	1,042,883

Net increase (decrease) in contract owners’ equity resulting from operations	10,734,078	3,320,703	903,906	206,449	51,271,215	15,393,506	8,257,128	3,327,870

Equity transactions:
Purchase payments received from contract owners (note 3)	2,956,992	4,044,040	184,872	271,583	6,907,233	4,920,646	12,436,169	4,663,127
Transfers between funds	954,184	(5,594,507)	585,572	171,156	(9,038,284)	(18,555,862)	1,529,630	(821,390)
Redemptions	(1,785,782)	(1,089,967)	(268,877)	(367,735)	(21,691,893)	(23,426,724)	(5,071,473)	(1,493,504)
Annuity benefits	-	-	-	-	(6,555)	(2,866)	-	-
Contract maintenance charges (note 2)	(200,966)	(169,882)	(1,098)	(1,150)	(751,996)	(748,295)	(3,756)	(4,180)
Contingent deferred sales charges (note 2)	(15,317)	(11,239)	(579)	(1,692)	(107,582)	(133,120)	(28,945)	(17,022)
Adjustments to maintain reserves	(584)	(426)	(73)	(65)	(307)	(1,047)	(298)	(264)

Net equity transactions	1,908,527	(2,821,981)	499,817	72,097	(24,689,384)	(37,947,268)	8,861,327	2,326,767

Net change in contract owners’ equity	12,642,605	498,722	1,403,723	278,546	26,581,831	(22,553,762)	17,118,455	5,654,637
Contract owners’ equity beginning of period	24,154,968	23,656,246	2,387,237	2,108,691	152,403,119	174,956,881	28,162,711	22,508,074

Contract owners’ equity end of period	$36,797,573	24,154,968	3,790,960	2,387,237	178,984,950	152,403,119	45,281,166	28,162,711

CHANGES IN UNITS:
Beginning units	2,768,451	3,122,319	234,137	227,602	15,266,456	19,248,367	2,931,734	2,675,730
Units purchased	1,706,303	750,979	191,742	67,491	2,908,543	2,627,837	1,777,959	660,100
Units redeemed	(1,487,403)	(1,104,847)	(154,296)	(60,956)	(5,044,214)	(6,609,748)	(1,001,360)	(404,096)

Ending units	2,987,351	2,768,451	271,583	234,137	13,130,785	15,266,456	3,708,333	2,931,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,950,030	(694,551)	1,198,870	(4,348,829)	1,277,114	2,445,058	3,945,715	(1,534,125)
Realized gain (loss) on investments	4,075,094	931,324	20,706,640	1,903,568	9,223,433	7,877,727	5,146,672	1,264,985
Change in unrealized gain (loss) on investments	166,116,441	104,996,734	374,973,405	217,317,898	2,142,758	16,786,044	308,281,833	174,246,357
Reinvested capital gains	38,377,324	18,208,571	76,079,358	33,278,540	11,557,662	9,671,320	64,898,963	33,776,138

Net increase (decrease) in contract owners’ equity resulting from operations	211,518,889	123,442,078	472,958,273	248,151,177	24,200,967	36,780,149	382,273,183	207,753,355

Equity transactions:
Purchase payments received from contract owners (note 3)	322,091,395	305,604,539	91,646,044	284,605,039	97,636,457	128,728,941	358,969,982	295,118,909
Transfers between funds	(14,371,945)	(10,096,718)	54,730,284	(27,496,657)	(85,749,712)	60,099,790	16,790,228	(17,371,631)
Redemptions	(124,515,141)	(105,099,933)	(80,050,061)	(56,642,630)	(53,003,467)	(39,168,728)	(98,600,078)	(81,479,867)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,071,262)	(11,329,322)	(27,081,457)	(22,726,905)	(7,295,056)	(6,015,007)	(23,404,140)	(19,769,111)
Contingent deferred sales charges (note 2)	(864,871)	(896,257)	(1,036,355)	(1,074,108)	(583,882)	(789,576)	(1,134,181)	(1,429,635)
Adjustments to maintain reserves	(1,166)	(1,146)	(1,085)	151	(889)	(680)	(1,696)	(1,086)

Net equity transactions	167,267,010	178,181,163	38,207,370	176,664,890	(48,996,549)	142,854,740	252,620,115	175,067,579

Net change in contract owners’ equity	378,785,899	301,623,241	511,165,643	424,816,067	(24,795,582)	179,634,889	634,893,298	382,820,934
Contract owners’ equity beginning of period	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374	761,069,541	581,434,652	2,246,273,889	1,863,452,955

Contract owners’ equity end of period	$1,940,345,195	1,561,559,296	2,929,764,084	2,418,598,441	736,273,959	761,069,541	2,881,167,187	2,246,273,889

CHANGES IN UNITS:
Beginning units	145,128,586	128,328,881	233,768,591	215,720,584	67,968,499	54,984,947	212,166,284	194,824,445
Units purchased	40,492,172	38,695,997	17,803,307	35,891,174	17,149,770	27,849,330	42,906,460	36,303,091
Units redeemed	(26,410,875)	(21,896,292)	(14,463,633)	(17,843,167)	(21,497,456)	(14,865,778)	(20,505,985)	(18,961,252)

Ending units	159,209,883	145,128,586	237,108,265	233,768,591	63,620,813	67,968,499	234,566,759	212,166,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(614,970)	(1,630,908)	1,920,682	1,253,216	21,552	61,908	809,960	1,121,341
Realized gain (loss) on investments	21,939,837	2,992,692	10,364,249	1,394,135	20,174	59,181	1,578,539	3,220,408
Change in unrealized gain (loss) on investments	39,571,554	32,114,038	42,004,293	35,932,206	(177,322)	44,851	(7,867,022)	1,968,847
Reinvested capital gains	16,755,205	9,486,110	16,216,497	12,080,603	25,848	20,878	1,172,463	791,448

Net increase (decrease) in contract owners’ equity resulting from operations	77,651,626	42,961,932	70,505,721	50,660,160	(109,748)	186,818	(4,306,060)	7,102,044

Equity transactions:
Purchase payments received from contract owners (note 3)	28,834,701	13,248,220	105,311,415	141,556,880	34,348	141,307	7,137,891	7,013,416
Transfers between funds	(14,429,598)	(5,418,477)	(29,068,116)	12,539,130	(376,476)	819,191	2,506,537	2,743,856
Redemptions	(53,566,208)	(22,393,673)	(35,901,260)	(32,077,247)	(536,412)	(619,450)	(14,175,679)	(24,390,445)
Annuity benefits	-	-	(9,686)	-	-	-	(7,009)	(2,224)
Contract maintenance charges (note 2)	(2,097,125)	(2,094,689)	(7,129,959)	(5,691,151)	(853)	(1,043)	(494,674)	(505,107)
Contingent deferred sales charges (note 2)	(173,142)	(150,041)	(397,898)	(490,489)	(1,429)	(578)	(59,901)	(113,843)
Adjustments to maintain reserves	(716)	(558)	(482)	(838)	(46)	(52)	(1,091)	(922)

Net equity transactions	(41,432,088)	(16,809,218)	32,804,014	115,836,285	(880,868)	339,375	(5,093,926)	(15,255,269)

Net change in contract owners’ equity	36,219,538	26,152,714	103,309,735	166,496,445	(990,616)	526,193	(9,399,986)	(8,153,225)
Contract owners’ equity beginning of period	369,237,595	343,084,881	723,179,275	556,682,830	3,289,537	2,763,344	119,408,505	127,561,730

Contract owners’ equity end of period	$405,457,133	369,237,595	826,489,010	723,179,275	2,298,921	3,289,537	110,008,519	119,408,505

CHANGES IN UNITS:
Beginning units	36,890,388	38,634,829	65,866,801	54,955,819	263,240	235,110	9,816,211	11,130,478
Units purchased	6,136,201	2,607,358	13,198,941	17,896,066	77,840	166,150	2,313,571	3,784,767
Units redeemed	(9,998,388)	(4,351,799)	(10,422,727)	(6,985,084)	(151,008)	(138,020)	(2,757,411)	(5,099,034)

Ending units	33,028,201	36,890,388	68,643,015	65,866,801	190,072	263,240	9,372,371	9,816,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP2		TRF		TRF2		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,510	279,997	(31,828)	56,106	(990,787)	(966,450)	1,180,058	2,154,657
Realized gain (loss) on investments	183,148	597,281	3,205,948	219,120	7,066,711	1,917,002	(4,448,056)	3,564,812
Change in unrealized gain (loss) on investments	(3,026,690)	712,067	29,966,606	14,628,968	32,748,740	17,355,660	(19,824,332)	(12,227,239)
Reinvested capital gains	1,032,030	883,698	-	-	-	-	3,774,184	12,510,903

Net increase (decrease) in contract owners’ equity resulting from operations	(1,753,002)	2,473,043	33,140,726	14,904,194	38,824,664	18,306,212	(19,318,146)	6,003,133

Equity transactions:
Purchase payments received from contract owners (note 3)	6,571,751	7,150,138	1,452,780	1,365,258	3,647,592	3,074,134	10,231,676	15,209,610
Transfers between funds	149,119	2,126,964	(1,505,311)	(2,409,616)	(9,988,532)	(15,514,929)	(2,886,217)	3,539,091
Redemptions	(3,009,953)	(3,573,589)	(16,439,106)	(17,861,217)	(21,843,158)	(23,698,491)	(49,915,208)	(62,025,466)
Annuity benefits	-	-	(68,900)	(52,117)	(5,008)	(1,991)	(24,283)	(20,244)
Contract maintenance charges (note 2)	(308,915)	(261,967)	(83,309)	(91,462)	(615,149)	(623,028)	(1,063,931)	(1,113,852)
Contingent deferred sales charges (note 2)	(18,012)	(31,128)	(5,617)	(9,038)	(99,930)	(137,206)	(167,967)	(262,521)
Adjustments to maintain reserves	(547)	(490)	18,807	(38,864)	(481)	(1,020)	(93)	(70)

Net equity transactions	3,383,443	5,409,928	(16,630,656)	(19,097,056)	(28,904,666)	(36,902,531)	(43,826,023)	(44,673,452)

Net change in contract owners’ equity	1,630,441	7,882,971	16,510,070	(4,192,862)	9,919,998	(18,596,319)	(63,144,169)	(38,670,319)
Contract owners’ equity beginning of period	48,657,773	40,774,802	119,769,050	123,961,912	148,920,590	167,516,909	368,510,740	407,181,059

Contract owners’ equity end of period	$50,288,214	48,657,773	136,279,120	119,769,050	158,840,588	148,920,590	305,366,571	368,510,740

CHANGES IN UNITS:
Beginning units	3,683,753	3,256,827	2,096,623	2,459,013	9,811,244	12,416,055	22,621,715	25,298,375
Units purchased	1,180,426	1,464,689	38,235	30,884	1,033,041	1,340,895	5,643,291	7,765,453
Units redeemed	(919,263)	(1,037,763)	(299,469)	(393,274)	(2,742,257)	(3,945,706)	(8,210,310)	(10,442,113)

Ending units	3,944,916	3,683,753	1,835,389	2,096,623	8,102,028	9,811,244	20,054,696	22,621,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF		CAF2		GVIX8		GVIDA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(223,760)	(263,051)	(175,207)	(109,462)	381,290	187,558	(567,842)	(1,046,585)
Realized gain (loss) on investments	2,735,912	2,511,788	885,970	263,424	458,755	683,249	(11,494,309)	(20,460,551)
Change in unrealized gain (loss) on investments	5,910,351	1,680,857	6,764,634	1,293,160	3,698,239	2,110,133	63,244,804	54,304,973
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,422,503	3,929,594	7,475,397	1,447,122	4,538,284	2,980,940	51,182,653	32,797,837

Equity transactions:
Purchase payments received from contract owners (note 3)	649,735	832,102	8,682,256	8,400,120	7,647,946	1,800,028	11,518,233	7,299,542
Transfers between funds	(809,564)	224,888	(11,698)	3,799,569	1,658,893	(2,399,959)	(4,732,314)	(12,755,664)
Redemptions	(4,084,927)	(4,552,509)	(743,922)	(442,822)	(1,480,400)	(1,064,430)	(54,480,804)	(62,022,844)
Annuity benefits	(4,122)	(21,484)	-	-	-	-	(20,996)	(20,626)
Contract maintenance charges (note 2)	(26,234)	(29,426)	(206,139)	(113,766)	(94,335)	(78,279)	(36,810)	(47,813)
Contingent deferred sales charges (note 2)	(977)	(4,134)	(7,338)	(6,191)	(9,638)	(5,105)	(86,733)	(154,314)
Adjustments to maintain reserves	402	1,640	(414)	(286)	(564)	(421)	610	514

Net equity transactions	(4,275,687)	(3,548,923)	7,712,745	11,636,624	7,721,902	(1,748,166)	(47,838,814)	(67,701,205)

Net change in contract owners’ equity	4,146,816	380,671	15,188,142	13,083,746	12,260,186	1,232,774	3,343,839	(34,903,368)
Contract owners’ equity beginning of period	32,195,800	31,815,129	23,350,674	10,266,928	20,283,307	19,050,533	229,389,373	264,292,741

Contract owners’ equity end of period	$36,342,616	32,195,800	38,538,816	23,350,674	32,543,493	20,283,307	232,733,212	229,389,373

CHANGES IN UNITS:
Beginning units	1,556,489	1,730,666	2,300,514	1,133,015	2,316,939	2,533,356	12,793,695	16,836,607
Units purchased	39,125	116,583	1,286,149	1,601,830	1,442,782	598,836	1,594,424	2,816,095
Units redeemed	(223,874)	(290,760)	(606,591)	(434,331)	(638,711)	(815,253)	(3,991,159)	(6,859,007)

Ending units	1,371,740	1,556,489	2,980,072	2,300,514	3,121,010	2,316,939	10,396,960	12,793,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,232,168	2,806,650	3,644,209	3,446,468	1,493,927	2,411,848	4,034,040	1,031,380
Realized gain (loss) on investments	2,185,469	816,706	9,321,882	8,137,343	7,107,584	18,247	11,964,272	476,528
Change in unrealized gain (loss) on investments	82,777,928	32,818,918	182,261,572	79,591,523	2,751,459	9,664,365	348,297,316	210,082,299
Reinvested capital gains	8,256,324	6,606,231	19,732,678	13,157,136	10,375,117	8,323,406	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,451,889	43,048,505	214,960,341	104,332,470	21,728,087	20,417,866	364,295,628	211,590,207

Equity transactions:
Purchase payments received from contract owners (note 3)	247,414,093	212,722,775	61,212,142	211,290,678	83,482,597	134,085,096	284,295,285	215,033,838
Transfers between funds	12,212,086	16,484,249	34,778,146	(5,341,671)	(17,228,242)	58,791,548	(6,580,057)	(28,611,651)
Redemptions	(37,109,984)	(30,211,093)	(28,552,558)	(21,714,871)	(67,742,399)	(54,250,761)	(263,704,911)	(301,137,174)
Annuity benefits	-	-	-	-	(11,591)	(11,627)	(104,019)	(113,054)
Contract maintenance charges (note 2)	(7,698,160)	(5,108,071)	(14,290,387)	(11,354,282)	(6,040,452)	(4,745,432)	(16,046,645)	(13,869,457)
Contingent deferred sales charges (note 2)	(474,632)	(481,129)	(440,261)	(566,068)	(744,318)	(682,683)	(1,027,922)	(1,684,233)
Adjustments to maintain reserves	(881)	(713)	(544)	(723)	(893)	(853)	(752)	(1,034)

Net equity transactions	214,342,522	193,406,018	52,706,538	172,313,063	(8,285,298)	133,185,288	(3,169,021)	(130,382,765)

Net change in contract owners’ equity	310,794,411	236,454,523	267,666,879	276,645,533	13,442,789	153,603,154	361,126,607	81,207,442
Contract owners’ equity beginning of period	725,544,444	489,089,921	1,182,944,342	906,298,809	672,178,632	518,575,478	2,444,000,990	2,362,793,548

Contract owners’ equity end of period	$1,036,338,855	725,544,444	1,450,611,221	1,182,944,342	685,621,421	672,178,632	2,805,127,597	2,444,000,990

CHANGES IN UNITS:
Beginning units	54,359,537	39,506,703	82,215,483	69,667,022	50,903,848	40,657,415	155,508,138	163,597,374
Units purchased	21,624,561	21,729,282	9,093,441	19,767,966	15,032,910	20,937,992	30,209,511	29,003,377
Units redeemed	(6,516,637)	(6,876,448)	(5,675,429)	(7,219,505)	(15,675,088)	(10,691,559)	(29,955,056)	(37,092,613)

Ending units	69,467,461	54,359,537	85,633,495	82,215,483	50,261,670	50,903,848	155,762,593	155,508,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		MCIF		SAM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,928)	(1,546,814)	1,421,339	651,506	(410,225)	(400,638)	(9,526,813)	(9,685,921)
Realized gain (loss) on investments	3,147,074	(26,211,464)	3,206,608	375,493	1,385,769	243,373	-	(318)
Change in unrealized gain (loss) on investments	215,946,893	167,505,085	54,108,601	43,380,593	28,255,830	8,126,493	-	-
Reinvested capital gains	-	-	10,241,697	3,269,186	3,139,647	6,960,670	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	218,709,039	139,746,807	68,978,245	47,676,778	32,371,021	14,929,898	(9,526,813)	(9,686,239)

Equity transactions:
Purchase payments received from contract owners (note 3)	42,233,587	16,822,585	98,468,182	110,990,931	16,050,164	7,980,266	215,193,806	247,207,814
Transfers between funds	(47,142,995)	(36,487,977)	(25,500,751)	2,410,839	(5,295,212)	(3,968,613)	92,501,936	143,621,124
Redemptions	(223,472,867)	(188,240,199)	(88,828,435)	(117,582,496)	(12,026,235)	(11,285,361)	(346,859,803)	(363,582,711)
Annuity benefits	(5,053)	-	(74,848)	(113,564)	(15,185)	(12,234)	(81,947)	(80,486)
Contract maintenance charges (note 2)	(4,327,301)	(4,411,971)	(5,408,355)	(4,287,001)	(343,703)	(279,370)	(1,579,480)	(1,353,438)
Contingent deferred sales charges (note 2)	(514,099)	(927,560)	(530,759)	(485,575)	(27,604)	(45,828)	(426,416)	(724,115)
Adjustments to maintain reserves	(42,136)	(1,238)	356	(200)	(704)	(1,286)	2,431	(4,731)

Net equity transactions	(233,270,864)	(213,246,360)	(21,874,610)	(9,067,066)	(1,658,479)	(7,612,426)	(41,249,473)	25,083,457

Net change in contract owners’ equity	(14,561,825)	(73,499,553)	47,103,635	38,609,712	30,712,542	7,317,472	(50,776,286)	15,397,218
Contract owners’ equity beginning of period	1,179,694,762	1,253,194,315	794,945,065	756,335,353	105,732,887	98,415,415	669,951,653	654,554,435

Contract owners’ equity end of period	$1,165,132,937	1,179,694,762	842,048,700	794,945,065	136,445,429	105,732,887	619,175,367	669,951,653

CHANGES IN UNITS:
Beginning units	67,732,226	80,738,644	54,508,202	55,287,171	4,886,268	5,247,331	55,839,551	52,755,926
Units purchased	10,395,702	6,643,515	12,243,873	16,927,413	1,279,981	982,475	89,949,596	88,452,722
Units redeemed	(22,899,186)	(19,649,933)	(13,816,001)	(17,706,382)	(1,359,546)	(1,343,538)	(93,965,995)	(85,369,097)

Ending units	55,228,742	67,732,226	52,936,074	54,508,202	4,806,703	4,886,268	51,823,152	55,839,551

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(38,471)	(258,014)	(1,073,553)	(2,284,042)	3,043	(7,395)	43,404	(50,869)
Realized gain (loss) on investments	1,651,681	1,008,551	8,188,246	(665,733)	(50,857)	(88,011)	(45,030)	(1,786,790)
Change in unrealized gain (loss) on investments	4,480,393	3,750,451	21,276,909	24,196,475	136,627	173,798	906,213	2,568,680
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,093,603	4,500,988	28,391,602	21,246,700	88,813	78,392	904,587	731,021

Equity transactions:
Purchase payments received from contract owners (note 3)	521,622	420,785	4,916,851	3,926,052	-	-	205,183	105,052
Transfers between funds	(820,925)	(643,468)	(7,524,019)	(7,824,811)	-	(9,598)	(222,419)	(343,400)
Redemptions	(4,479,631)	(4,474,976)	(21,852,449)	(22,111,170)	(86,340)	(110,913)	(795,867)	(863,101)
Annuity benefits	(7,120)	(1,447)	(2,875)	(533)	-	-	-	-
Contract maintenance charges (note 2)	(14,741)	(16,835)	(752,829)	(750,029)	(48)	(67)	(1,868)	(2,249)
Contingent deferred sales charges (note 2)	(2,030)	(7,701)	(107,512)	(139,744)	(1)	(53)	(1,150)	(1,527)
Adjustments to maintain reserves	(199)	(124)	(604)	(1,210)	(29)	(70)	(94)	(96)

Net equity transactions	(4,803,024)	(4,723,766)	(25,323,437)	(26,901,445)	(86,418)	(120,701)	(816,215)	(1,105,321)

Net change in contract owners’ equity	1,290,579	(222,778)	3,068,165	(5,654,745)	2,395	(42,309)	88,372	(374,300)
Contract owners’ equity beginning of period	33,602,313	33,825,091	161,277,024	166,931,769	517,528	559,837	5,067,035	5,441,335

Contract owners’ equity end of period	$34,892,892	33,602,313	164,345,189	161,277,024	519,923	517,528	5,155,407	5,067,035

CHANGES IN UNITS:
Beginning units	3,566,046	4,100,818	17,611,397	20,747,296	35,976	44,925	334,802	415,870
Units purchased	72,266	88,356	2,506,966	2,422,511	-	425	30,053	53,493
Units redeemed	(549,780)	(623,128)	(5,092,855)	(5,558,410)	(5,671)	(9,374)	(80,509)	(134,561)

Ending units	3,088,532	3,566,046	15,025,508	17,611,397	30,305	35,976	284,346	334,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$477,965	(803,675)	(55,639)	(88,025)	(1,314,223)	(1,647,331)	3,365	(2,249)
Realized gain (loss) on investments	496,957	(1,621,650)	628,432	478,611	7,953,860	10,212,445	347,603	8,918
Change in unrealized gain (loss) on investments	10,330,848	10,141,540	1,555,286	772,743	17,856,229	4,614,926	597,484	494,137
Reinvested capital gains	-	-	727,199	241,936	8,372,121	2,775,096	205,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,305,770	7,716,215	2,855,278	1,405,265	32,867,987	15,955,136	1,153,715	500,806

Equity transactions:
Purchase payments received from contract owners (note 3)	4,594,960	4,269,453	242,336	229,409	8,659,496	5,869,224	77,937	139,821
Transfers between funds	(4,469,670)	327,690	373,589	37,223	(4,500,155)	(12,733,860)	1,025,148	(51,211)
Redemptions	(4,253,607)	(4,090,384)	(1,425,747)	(2,233,461)	(15,239,081)	(15,764,758)	(641,691)	(684,859)
Annuity benefits	(1,218)	(1,050)	(1,915)	(1,684)	(13,112)	(9,851)	-	-
Contract maintenance charges (note 2)	(415,596)	(364,470)	(5,050)	(5,699)	(420,515)	(382,863)	(1,448)	(1,490)
Contingent deferred sales charges (note 2)	(24,676)	(43,242)	(3,007)	(5,128)	(59,343)	(93,358)	(1,040)	(2,261)
Adjustments to maintain reserves	(852)	(649)	173	115	(1,251)	(1,693)	(79)	(92)

Net equity transactions	(4,570,659)	97,348	(819,621)	(1,979,225)	(11,573,961)	(23,117,159)	458,827	(600,092)

Net change in contract owners’ equity	6,735,111	7,813,563	2,035,657	(573,960)	21,294,026	(7,162,023)	1,612,542	(99,286)
Contract owners’ equity beginning of period	60,210,704	52,397,141	9,193,097	9,767,057	106,379,141	113,541,164	3,208,201	3,307,487

Contract owners’ equity end of period	$66,945,815	60,210,704	11,228,754	9,193,097	127,673,167	106,379,141	4,820,743	3,208,201

CHANGES IN UNITS:
Beginning units	5,926,599	5,935,093	904,873	1,104,279	10,753,793	13,148,749	284,923	341,497
Units purchased	1,010,250	1,399,547	196,058	226,740	2,135,881	2,148,673	172,007	60,859
Units redeemed	(1,402,858)	(1,408,041)	(269,828)	(426,146)	(3,147,038)	(4,543,629)	(136,448)	(117,433)

Ending units	5,533,991	5,926,599	831,103	904,873	9,742,636	10,753,793	320,482	284,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(175,528)	(183,059)	(2,514,259)	(2,413,910)	(2,060,024)	(2,131,153)	41	-
Realized gain (loss) on investments	2,597,079	1,297,709	11,119,281	9,404,126	12,582,195	13,105,734	1	-
Change in unrealized gain (loss) on investments	10,501,690	5,455,285	37,480,023	(722,039)	19,591,119	(6,661,320)	258	-
Reinvested capital gains	2,857,534	-	13,715,129	16,720,810	9,235,792	11,722,621	162	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,780,775	6,569,935	59,800,174	22,988,987	39,349,082	16,035,882	462	-

Equity transactions:
Purchase payments received from contract owners (note 3)	10,206,456	6,125,770	1,944,092	1,721,916	4,899,027	4,282,164	3,500	-
Transfers between funds	(715,869)	(774,225)	(4,118,396)	(3,461,781)	(10,747,040)	(12,045,990)	(53)	-
Redemptions	(6,001,839)	(4,841,114)	(22,846,176)	(24,082,215)	(16,135,056)	(16,695,985)	-	-
Annuity benefits	-	-	(24,199)	(18,919)	(3,565)	(1,887)	-	-
Contract maintenance charges (note 2)	(234,449)	(192,343)	(102,833)	(113,893)	(526,312)	(526,136)	-	-
Contingent deferred sales charges (note 2)	(22,018)	(30,502)	(6,301)	(13,338)	(70,606)	(110,421)	-	-
Adjustments to maintain reserves	(856)	(736)	5,725	2,621	(1,218)	(1,168)	(4)	-

Net equity transactions	3,231,425	286,850	(25,148,088)	(25,965,609)	(22,584,770)	(25,099,423)	3,443	-

Net change in contract owners’ equity	19,012,200	6,856,785	34,652,086	(2,976,622)	16,764,312	(9,063,541)	3,905	-
Contract owners’ equity beginning of period	48,453,793	41,597,008	172,642,345	175,618,967	118,955,827	128,019,368	-	-

Contract owners’ equity end of period	$67,465,993	48,453,793	207,294,431	172,642,345	135,720,139	118,955,827	3,905	-

CHANGES IN UNITS:
Beginning units	5,175,853	5,145,247	16,471,475	18,999,885	11,668,408	14,187,931	-	-
Units purchased	1,853,462	1,679,692	235,016	283,823	1,635,440	2,021,104	334	-
Units redeemed	(1,605,378)	(1,649,086)	(2,285,078)	(2,812,233)	(3,566,426)	(4,540,627)	(5)	-

Ending units	5,423,937	5,175,853	14,421,413	16,471,475	9,737,422	11,668,408	329	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCGF2		SCVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(882,704)	(1,056,464)	(86,942)	(82,739)	(327,584)	(324,660)	(192,896)	(165,604)
Realized gain (loss) on investments	15,813,550	10,553,001	344,030	652,842	931,547	802,811	888,031	(545,140)
Change in unrealized gain (loss) on investments	53,762,384	1,342,795	1,727,694	165,087	5,304,918	1,785,088	11,375,974	6,292,987
Reinvested capital gains	12,969,050	25,062,241	375,867	-	1,202,349	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,662,280	35,901,573	2,360,649	735,190	7,111,230	2,263,239	12,071,109	5,582,243

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,216	4,234,157	264,629	181,600	3,242,452	1,911,308	704,531	527,312
Transfers between funds	(8,193,614)	(13,770,357)	(707,959)	396,118	(1,181,868)	(5,403,078)	2,036,332	(380,914)
Redemptions	(35,672,300)	(33,865,349)	(869,566)	(981,136)	(2,121,269)	(2,387,846)	(5,958,128)	(4,530,168)
Annuity benefits	(3,682)	(505)	(2,479)	(2,070)	(1,545)	(1,109)	(10,224)	(8,268)
Contract maintenance charges (note 2)	(562,248)	(558,458)	(2,582)	(2,867)	(53,206)	(46,867)	(14,615)	(15,238)
Contingent deferred sales charges (note 2)	(76,477)	(103,260)	(2,556)	(2,751)	(12,073)	(42,866)	(7,111)	(3,889)
Adjustments to maintain reserves	(874)	(1,233)	(138)	(128)	(663)	(941)	1,482	1,001

Net equity transactions	(37,615,979)	(44,065,005)	(1,320,651)	(411,234)	(128,172)	(5,971,399)	(3,247,733)	(4,410,164)

Net change in contract owners’ equity	44,046,301	(8,163,432)	1,039,998	323,956	6,983,058	(3,708,160)	8,823,376	1,172,079
Contract owners’ equity beginning of period	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023	32,310,444	31,138,365

Contract owners’ equity end of period	$301,049,158	257,002,857	7,648,776	6,608,778	24,475,921	17,492,863	41,133,820	32,310,444

CHANGES IN UNITS:
Beginning units	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116	1,335,920	1,530,375
Units purchased	2,542,787	1,519,420	162,307	338,711	482,851	473,384	192,481	128,432
Units redeemed	(5,416,495)	(5,751,477)	(329,808)	(396,678)	(491,557)	(874,128)	(301,335)	(322,887)

Ending units	20,097,001	22,970,709	729,385	896,886	1,124,666	1,133,372	1,227,066	1,335,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF2		SCF		SCF2		MSBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(270,565)	(217,883)	(934,389)	(864,919)	(648,748)	(619,855)	3,501,054	1,651,587
Realized gain (loss) on investments	4,709,387	2,227,739	58,965	(2,785,306)	4,214,308	(737,870)	2,941,631	344,774
Change in unrealized gain (loss) on investments	5,126,121	1,717,976	26,470,463	13,197,879	12,116,439	6,780,262	(11,224,554)	13,494,479
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,564,943	3,727,832	25,595,039	9,547,654	15,681,999	5,422,537	(4,781,869)	15,490,840

Equity transactions:
Purchase payments received from contract owners (note 3)	5,099,390	1,686,343	1,125,233	909,614	3,524,388	1,804,025	22,803,618	17,588,431
Transfers between funds	2,286,531	(1,339,193)	(1,533,820)	(1,981,428)	(4,736,453)	(484,709)	14,072,143	11,047,855
Redemptions	(3,483,108)	(2,487,009)	(10,422,877)	(9,413,807)	(5,907,865)	(4,909,752)	(13,245,947)	(11,808,683)
Annuity benefits	(337)	(256)	(18,147)	(11,887)	(5,100)	(10,092)	(1,795)	(1,825)
Contract maintenance charges (note 2)	(63,558)	(46,544)	(33,859)	(36,762)	(98,695)	(87,353)	(1,138,439)	(933,007)
Contingent deferred sales charges (note 2)	(12,600)	(12,997)	(7,787)	(8,118)	(28,736)	(21,685)	(73,459)	(93,043)
Adjustments to maintain reserves	(534)	(689)	703	(8,814)	(482)	(660)	(791)	(809)

Net equity transactions	3,825,784	(2,200,345)	(10,890,554)	(10,551,202)	(7,252,943)	(3,710,226)	22,415,330	15,798,919

Net change in contract owners’ equity	13,390,727	1,527,487	14,704,485	(1,003,548)	8,429,056	1,712,311	17,633,461	31,289,759
Contract owners’ equity beginning of period	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940	169,652,062	138,362,303

Contract owners’ equity end of period	$36,927,100	23,536,373	85,359,518	70,655,033	51,660,307	43,231,251	187,285,523	169,652,062

CHANGES IN UNITS:
Beginning units	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295	10,834,509	9,793,974
Units purchased	644,489	283,004	55,137	34,528	377,098	307,616	4,174,434	4,039,425
Units redeemed	(504,726)	(387,329)	(277,879)	(314,197)	(644,848)	(484,799)	(2,747,640)	(2,998,890)

Ending units	1,171,234	1,031,471	1,570,642	1,793,384	1,735,362	2,003,112	12,261,303	10,834,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(344,783)	(180,245)	(1,985,008)	(2,234,019)	(2,386,287)	(2,654,156)	490,340	1,778,889
Realized gain (loss) on investments	205,999	275,802	13,659,202	5,426,399	11,098,516	4,448,290	6,615,865	316,105
Change in unrealized gain (loss) on investments	(1,169,640)	1,269,933	93,705,547	51,052,517	60,547,793	34,803,766	32,625,894	32,274,962
Reinvested capital gains	74,607	-	-	-	-	-	2,321,659	3,970,267

Net increase (decrease) in contract owners’ equity resulting from operations	(1,233,817)	1,365,490	105,379,741	54,244,897	69,260,022	36,597,900	42,053,758	38,340,223

Equity transactions:
Purchase payments received from contract owners (note 3)	22,069,512	12,162,082	4,512,072	4,303,351	7,184,728	5,738,421	13,820,987	14,620,907
Transfers between funds	9,496,112	3,420,041	(9,092,842)	(11,129,356)	(11,701,855)	(12,673,243)	(19,077,264)	(6,132,659)
Redemptions	(8,542,123)	(7,875,069)	(47,404,079)	(48,009,010)	(36,535,415)	(34,449,963)	(23,979,032)	(23,434,554)
Annuity benefits	(13,201)	(18,755)	(76,151)	(96,074)	(50,121)	(50,508)	(4,823)	(2,091)
Contract maintenance charges (note 2)	(412,572)	(349,012)	(155,154)	(174,969)	(248,796)	(232,256)	(1,627,060)	(1,454,744)
Contingent deferred sales charges (note 2)	(52,678)	(46,924)	(31,297)	(58,412)	(99,271)	(160,072)	(148,592)	(175,032)
Adjustments to maintain reserves	(898)	(775)	11,639	4,687	(1,660)	(3,692)	(843)	(1,243)

Net equity transactions	22,544,152	7,291,588	(52,235,812)	(55,159,783)	(41,452,390)	(41,831,313)	(31,016,627)	(16,579,416)

Net change in contract owners’ equity	21,310,335	8,657,078	53,143,929	(914,886)	27,807,632	(5,233,413)	11,037,131	21,760,807
Contract owners’ equity beginning of period	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564	244,219,406	222,458,599

Contract owners’ equity end of period	$99,512,892	78,202,557	382,065,391	328,921,462	252,307,783	224,500,151	255,256,537	244,219,406

CHANGES IN UNITS:
Beginning units	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176	17,866,204	19,166,748
Units purchased	5,027,590	3,062,881	398,115	578,567	1,472,739	1,738,695	3,282,504	3,513,317
Units redeemed	(2,884,079)	(2,375,687)	(3,307,076)	(4,226,177)	(3,846,798)	(4,557,346)	(5,377,013)	(4,813,861)

Ending units	9,506,940	7,363,429	18,014,768	20,923,729	12,147,466	14,521,525	15,771,695	17,866,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	EIF		EIF2		NVRE1		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(184)	-	(2,455,142)	(796,164)	40,710	(205,336)	(187,379)	(482,335)
Realized gain (loss) on investments	44	-	11,034,670	6,274,561	4,314,416	4,460,378	4,501,549	6,052,878
Change in unrealized gain (loss) on investments	14,682	-	34,795,596	14,279,807	(7,343,843)	(1,475,127)	(8,917,361)	(3,499,416)
Reinvested capital gains	-	-	-	-	4,251,930	6,061,151	5,319,244	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	14,542	-	43,375,124	19,758,204	1,263,213	8,841,066	716,053	8,770,398

Equity transactions:
Purchase payments received from contract owners (note 3)	112,532	-	16,945,188	9,130,537	810,235	1,187,157	13,614,803	7,583,595
Transfers between funds	68,385	-	(473,094)	(11,425,457)	(4,082,111)	262,303	(766,798)	(1,381,989)
Redemptions	(433)	-	(15,355,045)	(11,767,011)	(7,391,599)	(9,805,662)	(10,410,138)	(8,993,774)
Annuity benefits	-	-	(3,133)	(8,052)	(1,715)	(1,456)	(4,591)	(3,729)
Contract maintenance charges (note 2)	-	-	(810,502)	(689,678)	(23,168)	(27,533)	(7,079)	(8,771)
Contingent deferred sales charges (note 2)	-	-	(78,201)	(89,755)	(9,107)	(10,757)	(38,214)	(43,949)
Adjustments to maintain reserves	12	-	(1,204)	(1,461)	(56)	(112)	(760)	(750)

Net equity transactions	180,496	-	224,009	(14,850,877)	(10,697,521)	(8,396,060)	2,387,223	(2,849,367)

Net change in contract owners’ equity	195,038	-	43,599,133	4,907,327	(9,434,308)	445,006	3,103,276	5,921,031
Contract owners’ equity beginning of period	-	-	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

Contract owners’ equity end of period	$195,038	-	176,799,586	133,200,453	55,252,607	64,686,915	72,740,800	69,637,524

CHANGES IN UNITS:
Beginning units	-	-	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388
Units purchased	16,317	-	2,261,456	1,131,390	303,386	731,661	2,730,415	2,648,867
Units redeemed	(39)	-	(2,305,753)	(2,073,942)	(1,232,100)	(1,513,132)	(2,518,785)	(2,919,784)

Ending units	16,278	-	7,694,919	7,739,216	4,873,879	5,802,593	6,586,101	6,374,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLM2		NCPG2		NCPGI2		IDPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$109	-	2,323,260	-	1,088,418	-	1,347,511	-
Realized gain (loss) on investments	1	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	1,281	-	7,081,125	-	2,327,503	-	4,086,980	-
Reinvested capital gains	124	-	1,772,943	-	797,309	-	133,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,515	-	11,177,328	-	4,213,230	-	5,567,549	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,000	-	203,266,604	-	94,468,194	-	116,906,207	-
Transfers between funds	-	-	8,336,632	-	1,888,064	-	2,014,734	-
Redemptions	-	-	(340,228)	-	(222,209)	-	(141,852)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,500)	-	(3,332)	-	(2,646)	-
Contingent deferred sales charges (note 2)	-	-	(5,064)	-	(4,179)	-	(1,908)	-
Adjustments to maintain reserves	(5)	-	(77)	-	(89)	-	(61)	-

Net equity transactions	21,995	-	211,249,367	-	96,126,449	-	118,774,474	-

Net change in contract owners’ equity	23,510	-	222,426,695	-	100,339,679	-	124,342,023	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$23,510	-	222,426,695	-	100,339,679	-	124,342,023	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,099	-	20,492,498	-	9,382,465	-	11,641,549	-
Units redeemed	-	-	(176,364)	-	(99,457)	-	(57,184)	-

Ending units	2,099	-	20,316,134	-	9,283,008	-	11,584,365	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPGI2		NVSIX2		GVEX2		NOTB4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$772,647	-	58,956	-	482,024	-	(13,103)	(145)
Realized gain (loss) on investments	112	-	38,927	-	4,632	-	15,344	2
Change in unrealized gain (loss) on investments	2,007,421	-	619,805	-	2,577,644	-	109,985	450
Reinvested capital gains	214,369	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,994,549	-	717,688	-	3,064,300	-	112,226	307

Equity transactions:
Purchase payments received from contract owners (note 3)	69,884,199	-	6,135,626	-	30,585,994	-	5,452,418	283,740
Transfers between funds	35,583	-	2,381,476	-	10,376,117	-	(83,566)	-
Redemptions	(325,416)	-	(161,162)	-	(312,974)	-	(418,616)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(134)	-	(1,741)	-	(11,486)	-	(7)	-
Contingent deferred sales charges (note 2)	(5,597)	-	(97)	-	(21)	-	(18,381)	-
Adjustments to maintain reserves	(58)	-	(75)	-	(155)	-	(44)	2

Net equity transactions	69,588,577	-	8,354,027	-	40,637,475	-	4,931,804	283,742

Net change in contract owners’ equity	72,583,126	-	9,071,715	-	43,701,775	-	5,044,030	284,049
Contract owners’ equity beginning of period	-	-	-	-	-	-	284,049	-

Contract owners’ equity end of period	$72,583,126	-	9,071,715	-	43,701,775	-	5,328,079	284,049

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	28,003	-
Units purchased	6,934,103	-	814,374	-	3,996,319	-	542,655	28,003
Units redeemed	(116,432)	-	(91,109)	-	(252,516)	-	(73,731)	-

Ending units	6,817,671	-	723,265	-	3,743,803	-	496,927	28,003

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTG4		NOTMG4		PMVRA		ALVBWB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,924)	(69)	(4,354)	(37)	467	-	7,446	1,618
Realized gain (loss) on investments	4,373	1	8,130	1	(114)	-	2,549	67
Change in unrealized gain (loss) on investments	300,359	(401)	97,246	(93)	(1,168)	-	39,020	10,826
Reinvested capital gains	-	-	-	-	237	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	300,808	(469)	101,022	(129)	(578)	-	49,015	12,511

Equity transactions:
Purchase payments received from contract owners (note 3)	4,260,262	151,863	2,059,702	77,187	31,338	-	226,213	134,459
Transfers between funds	19,314	-	10,973	-	(15)	-	(17,061)	(133)
Redemptions	(42,904)	-	(103,923)	-	-	-	(3,056)	(2,803)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	(2)	-	-	-	(1,273)	(327)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	8	(3)	(1)	1	(5)	-	(5)	(9)

Net equity transactions	4,236,677	151,860	1,966,749	77,188	31,318	-	204,818	131,187

Net change in contract owners’ equity	4,537,485	151,391	2,067,771	77,059	30,740	-	253,833	143,698
Contract owners’ equity beginning of period	151,391	-	77,059	-	-	-	187,865	44,167

Contract owners’ equity end of period	$4,688,876	151,391	2,144,830	77,059	30,740	-	441,698	187,865

CHANGES IN UNITS:
Beginning units	14,748	-	7,494	-	-	-	18,205	4,833
Units purchased	391,628	14,748	191,904	7,494	3,925	-	20,746	13,706
Units redeemed	(4,257)	-	(9,825)	-	(493)	-	(1,991)	(334)

Ending units	402,119	14,748	189,573	7,494	3,432	-	36,960	18,205

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVGIB		ALVSVA		ALVSVB		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(22,168)	(8,815)	(29)	-	(889,537)	(730,529)	87,569	252,988
Realized gain (loss) on investments	(190,779)	(310,389)	(39)	-	3,921,331	3,472,786	415,270	128,344
Change in unrealized gain (loss) on investments	2,071,226	1,267,722	10,870	-	15,160,210	4,018,458	3,973,488	3,027,234
Reinvested capital gains	-	-	1,144	-	4,214,868	1,808,592	693,126	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,858,279	948,518	11,946	-	22,406,872	8,569,307	5,169,453	3,408,566

Equity transactions:
Purchase payments received from contract owners (note 3)	295,406	63,680	103,810	-	15,243,980	8,658,428	500,195	442,668
Transfers between funds	(261,058)	(238,510)	61,350	-	(1,698,711)	(3,206,421)	589,431	2,356,265
Redemptions	(991,460)	(1,132,303)	-	-	(5,269,269)	(4,534,107)	(4,969,209)	(5,155,224)
Annuity benefits	-	-	-	-	-	-	(28,009)	(26,147)
Contract maintenance charges (note 2)	(495)	(606)	-	-	(421,878)	(344,787)	(16,876)	(19,120)
Contingent deferred sales charges (note 2)	(478)	(667)	-	-	(37,431)	(50,738)	(1,050)	(2,129)
Adjustments to maintain reserves	(238)	(212)	(6)	-	(1,161)	(672)	934	700

Net equity transactions	(958,323)	(1,308,618)	165,154	-	7,815,530	521,703	(3,924,584)	(2,402,987)

Net change in contract owners’ equity	899,956	(360,100)	177,100	-	30,222,402	9,091,010	1,244,869	1,005,579
Contract owners’ equity beginning of period	6,194,505	6,554,605	-	-	62,525,958	53,434,948	34,580,967	33,575,388

Contract owners’ equity end of period	$7,094,461	6,194,505	177,100	-	92,748,360	62,525,958	35,825,836	34,580,967

CHANGES IN UNITS:
Beginning units	367,311	449,878	-	-	2,682,273	2,665,187	1,270,811	1,363,531
Units purchased	31,701	17,455	14,511	-	1,205,136	845,808	111,643	158,379
Units redeemed	(81,146)	(100,022)	(131)	-	(939,695)	(828,722)	(246,067)	(251,099)

Ending units	317,866	367,311	14,380	-	2,947,714	2,682,273	1,136,387	1,270,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,023)	(1,149)	140,102	109,156	26,874	19,145	258,712	2,456,166
Realized gain (loss) on investments	7,064	11,931	329,490	(207,264)	(76,345)	(129,365)	1,368,550	2,599,188
Change in unrealized gain (loss) on investments	9,931	(3,694)	4,046,987	1,920,003	1,388,392	666,102	(39,040,641)	3,966,549
Reinvested capital gains	2,877	5,294	-	-	-	-	9,696,989	6,029,123

Net increase (decrease) in contract owners’ equity resulting from operations	18,849	12,382	4,516,579	1,821,895	1,338,921	555,882	(27,716,390)	15,051,026

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	(167)	203,172	215,317	3,596	34,265	30,189,624	34,390,441
Transfers between funds	44	(89)	744,090	(441,930)	170,274	(47,247)	(9,809,471)	8,560,480
Redemptions	(22)	(16,691)	(2,470,989)	(1,779,451)	(634,758)	(705,230)	(23,426,692)	(25,327,881)
Annuity benefits	(15,628)	(14,894)	(5,134)	(4,392)	-	-	(7,565)	(20,317)
Contract maintenance charges (note 2)	(14)	284	(7,753)	(8,185)	(620)	(744)	(1,494,189)	(1,302,626)
Contingent deferred sales charges (note 2)	-	-	(1,990)	(1,587)	(70)	(344)	(129,754)	(139,466)
Adjustments to maintain reserves	5,862	874	(93)	(115)	(35)	(179)	(54)	(2,637)

Net equity transactions	(9,766)	(30,683)	(1,538,697)	(2,020,343)	(461,613)	(719,479)	(4,678,101)	16,157,994

Net change in contract owners’ equity	9,083	(18,301)	2,977,882	(198,448)	877,308	(163,597)	(32,394,491)	31,209,020
Contract owners’ equity beginning of period	71,829	90,130	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599

Contract owners’ equity end of period	$80,912	71,829	17,018,955	14,041,073	5,200,052	4,322,744	247,763,128	280,157,619

CHANGES IN UNITS:
Beginning units	-	-	1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531
Units purchased	10	9	191,999	90,005	34,519	26,461	5,712,368	6,220,656
Units redeemed	(10)	(9)	(294,704)	(248,938)	(58,987)	(70,505)	(6,062,814)	(5,084,411)

Ending units	-	-	970,158	1,072,863	242,506	266,974	18,608,330	18,958,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		ACVI3		ACVMV1		ACVMV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$52	(59)	-	(1)	(9,522)	51,925	(444,685)	228,614
Realized gain (loss) on investments	183	(761)	11	16	421,820	346,443	5,624,579	2,379,004
Change in unrealized gain (loss) on investments	1,816	3,194	(5)	7	1,616,082	201,214	15,750,274	3,403,599
Reinvested capital gains	-	-	-	-	120,903	387,583	1,331,582	3,920,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,051	2,374	6	22	2,149,283	987,165	22,261,750	9,931,580

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(37)	-	-	409,404	228,135	13,280,203	10,447,724
Transfers between funds	-	46	-	2	1,075,889	(43,046)	(6,752,828)	(2,918,193)
Redemptions	(742)	-	-	-	(1,196,747)	(726,541)	(6,462,741)	(5,092,553)
Annuity benefits	(1,661)	(7,154)	(99)	(94)	(773)	(656)	(36)	(37)
Contract maintenance charges (note 2)	-	(10)	-	(3)	(2,805)	(2,647)	(520,431)	(411,922)
Contingent deferred sales charges (note 2)	-	1	-	-	(3,055)	(1,162)	(39,952)	(48,980)
Adjustments to maintain reserves	(63)	702	1	1	(80)	(63)	(919)	(810)

Net equity transactions	(2,466)	(6,452)	(98)	(94)	281,833	(545,980)	(496,704)	1,975,229

Net change in contract owners’ equity	(415)	(4,078)	(92)	(72)	2,431,116	441,185	21,765,046	11,906,809
Contract owners’ equity beginning of period	11,786	15,864	92	164	7,280,300	6,839,115	80,532,667	68,625,858

Contract owners’ equity end of period	$11,371	11,786	-	92	9,711,416	7,280,300	102,297,713	80,532,667

CHANGES IN UNITS:
Beginning units	-	-	-	-	537,946	580,082	5,121,977	4,998,981
Units purchased	-	1	-	-	172,541	149,808	1,375,988	1,305,989
Units redeemed	-	(1)	-	-	(151,242)	(191,944)	(1,415,366)	(1,182,993)

Ending units	-	-	-	-	559,245	537,946	5,082,599	5,121,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVU2		ACVVS1		DVSCS		DCAP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(29)	(47)	(67)	(455,022)	(901,834)	217,701	861,777
Realized gain (loss) on investments	-	1,983	1,970	557	7,695,353	7,509,240	878,967	785,181
Change in unrealized gain (loss) on investments	-	(1,235)	(1,120)	279	23,308,750	1,100,457	5,195,130	1,435,033
Reinvested capital gains	-	-	-	-	1,313,691	2,917,328	86,023	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	719	803	769	31,862,772	10,625,191	6,377,821	3,081,991

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(138)	126	5,864,022	7,923,579	593,485	643,284
Transfers between funds	-	-	138	(129)	(930,240)	(6,258,432)	(1,905,508)	3,741,571
Redemptions	-	-	-	-	(9,898,214)	(8,107,080)	(4,816,237)	(4,799,723)
Annuity benefits	-	(5,712)	(3,481)	(478)	(374)	(313)	(8,270)	(7,749)
Contract maintenance charges (note 2)	-	-	-	3	(297,173)	(256,742)	(13,688)	(15,502)
Contingent deferred sales charges (note 2)	-	-	-	-	(34,740)	(50,049)	(3,041)	(5,738)
Adjustments to maintain reserves	-	(12)	1,293	(1,588)	(1,247)	(1,382)	2,390	2,107

Net equity transactions	-	(5,724)	(2,188)	(2,066)	(5,297,966)	(6,750,419)	(6,150,869)	(441,750)

Net change in contract owners’ equity	-	(5,005)	(1,385)	(1,297)	26,564,806	3,874,772	226,952	2,640,241
Contract owners’ equity beginning of period	-	5,005	4,070	5,367	84,000,339	80,125,567	35,715,680	33,075,439

Contract owners’ equity end of period	$-	-	2,685	4,070	110,565,145	84,000,339	35,942,632	35,715,680

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,907,331	4,193,254	1,973,392	1,991,035
Units purchased	-	-	28	25	1,069,491	987,109	179,692	519,877
Units redeemed	-	-	(28)	(25)	(1,256,894)	(1,273,032)	(491,226)	(537,520)

Ending units	-	-	-	-	3,719,928	3,907,331	1,661,858	1,973,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DCAPS		DVDLS		DGI		FCA2S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$211,272	1,628,192	(18,296)	(20,991)	(61,279)	11,807	(10,214)	(18,528)
Realized gain (loss) on investments	6,331,715	2,132,194	430,368	125,010	438,477	272,642	53,204	(6,920)
Change in unrealized gain (loss) on investments	13,225,345	3,769,940	87,478	163,956	3,869,004	1,724,328	108,268	64,439
Reinvested capital gains	272,433	-	-	-	-	-	27,994	90,844

Net increase (decrease) in contract owners’ equity resulting from operations	20,040,765	7,530,326	499,550	267,975	4,246,202	2,008,777	179,252	129,835

Equity transactions:
Purchase payments received from contract owners (note 3)	14,269,608	19,707,743	2,890	5,477	236,576	171,784	9,745	19,902
Transfers between funds	(11,025,994)	2,687,388	(22,165)	(417,783)	(150,916)	(114,815)	(30,509)	(27,208)
Redemptions	(6,733,803)	(7,013,643)	(338,827)	(359,585)	(1,859,833)	(1,766,161)	(185,953)	(415,740)
Annuity benefits	-	-	(157)	(112)	(1,534)	(1,039)	-	-
Contract maintenance charges (note 2)	(674,402)	(530,592)	(206)	(300)	(8,148)	(8,740)	(162)	(249)
Contingent deferred sales charges (note 2)	(31,029)	(66,541)	(30)	(1,271)	(366)	(1,758)	(151)	(34)
Adjustments to maintain reserves	(989)	(751)	(74)	(79)	11	(41)	(100)	(73)

Net equity transactions	(4,196,609)	14,783,604	(358,569)	(773,653)	(1,784,210)	(1,720,770)	(207,130)	(423,402)

Net change in contract owners’ equity	15,844,156	22,313,930	140,981	(505,678)	2,461,992	288,007	(27,878)	(293,567)
Contract owners’ equity beginning of period	105,436,097	83,122,167	1,188,734	1,694,412	13,030,420	12,742,413	1,322,091	1,615,658

Contract owners’ equity end of period	$121,280,253	105,436,097	1,329,715	1,188,734	15,492,412	13,030,420	1,294,213	1,322,091

CHANGES IN UNITS:
Beginning units	6,144,933	5,240,577	86,233	146,781	861,337	981,613	90,443	119,610
Units purchased	1,482,408	3,005,542	53,820	48,602	32,254	43,860	5,763	2,324
Units redeemed	(1,659,608)	(2,101,186)	(73,118)	(109,150)	(134,995)	(164,136)	(18,703)	(31,491)

Ending units	5,967,733	6,144,933	66,935	86,233	758,596	861,337	77,503	90,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FQBS		FEIP		FVSS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$318,139	303,594	875,529	966,412	3,847,321	5,610,995	(74,591)	(106,526)
Realized gain (loss) on investments	388,099	115,862	62,056	322,937	(2,254,315)	5,118,528	773,237	(327,900)
Change in unrealized gain (loss) on investments	(749,372)	468,008	(1,211,431)	1,740,874	57,857,545	17,134,098	1,544,660	2,502,330
Reinvested capital gains	-	-	-	-	22,745,866	21,013,230	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,134)	887,464	(273,846)	3,030,223	82,196,417	48,876,851	2,243,306	2,067,904

Equity transactions:
Purchase payments received from contract owners (note 3)	187,641	178,719	328,694	360,517	4,271,495	4,115,420	38,372	105,320
Transfers between funds	(572,859)	726,570	(904,350)	(18,568)	(5,514,330)	(3,541,812)	(562,305)	(202,142)
Redemptions	(1,546,348)	(1,480,896)	(5,925,040)	(7,404,108)	(45,847,088)	(47,017,486)	(1,824,675)	(1,994,978)
Annuity benefits	-	-	-	-	(76,361)	(147,869)	(3,525)	(2,459)
Contract maintenance charges (note 2)	(3,422)	(4,222)	(12,792)	(14,704)	(160,651)	(175,351)	(1,250)	(1,654)
Contingent deferred sales charges (note 2)	(1,907)	(1,607)	(9,027)	(18,512)	(13,883)	(22,494)	(1,351)	(4,208)
Adjustments to maintain reserves	(85)	(100)	(506)	(425)	5,956	6,557	(259)	(1,119)

Net equity transactions	(1,936,980)	(581,536)	(6,523,021)	(7,095,800)	(47,334,862)	(46,783,035)	(2,354,993)	(2,101,240)

Net change in contract owners’ equity	(1,980,114)	305,928	(6,796,867)	(4,065,577)	34,861,555	2,093,816	(111,687)	(33,336)
Contract owners’ equity beginning of period	11,356,698	11,050,770	37,620,602	41,686,179	329,652,549	327,558,733	9,037,137	9,070,473

Contract owners’ equity end of period	$9,376,584	11,356,698	30,823,735	37,620,602	364,514,104	329,652,549	8,925,450	9,037,137

CHANGES IN UNITS:
Beginning units	741,288	780,758	2,755,559	3,296,763	7,055,782	8,145,845	387,864	490,823
Units purchased	69,730	113,166	331,164	423,311	137,216	175,949	44,570	87,259
Units redeemed	(197,182)	(152,636)	(817,219)	(964,515)	(1,040,791)	(1,266,012)	(134,690)	(190,218)

Ending units	613,836	741,288	2,269,504	2,755,559	6,152,207	7,055,782	297,744	387,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIP		FAMP		FNRS2		FEI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,004,561	2,164,468	273,565	206,570	(636,661)	(643,731)	1,924,963	2,403,366
Realized gain (loss) on investments	(547,533)	(1,137,947)	5,239,754	2,630,650	(2,581,669)	(6,545,271)	(1,547,963)	(4,514,983)
Change in unrealized gain (loss) on investments	658,671	5,297,401	12,382,327	11,166,603	18,748,603	9,324,446	32,068,824	14,837,289
Reinvested capital gains	-	-	324,301	1,009,102	520,533	-	15,353,797	11,021,363

Net increase (decrease) in contract owners’ equity resulting from operations	2,115,699	6,323,922	18,219,947	15,012,925	16,050,806	2,135,444	47,799,621	23,747,035

Equity transactions:
Purchase payments received from contract owners (note 3)	33,816	(342)	1,543,204	1,286,309	13,966,825	8,409,524	44,971,101	22,748,996
Transfers between funds	(936,511)	(1,312,313)	(1,431,150)	(1,719,710)	(7,545,991)	(9,051,966)	(5,603,499)	(8,602,069)
Redemptions	(6,024,579)	(7,726,239)	(17,758,921)	(19,696,655)	(8,805,746)	(9,374,671)	(20,677,642)	(17,566,070)
Annuity benefits	(9,033)	(7,606)	(17,827)	(18,316)	(6,624)	(6,029)	(1,563)	(1,421)
Contract maintenance charges (note 2)	(23,334)	(27,731)	(74,894)	(84,834)	(11,504)	(14,262)	(862,994)	(696,198)
Contingent deferred sales charges (note 2)	(1,197)	(1,560)	(1,761)	(9,924)	(34,485)	(92,532)	(84,340)	(107,608)
Adjustments to maintain reserves	1,111	(4,690)	6,217	4,928	(1,233)	(884)	(770)	(1,818)

Net equity transactions	(6,959,727)	(9,080,481)	(17,735,132)	(20,238,202)	(2,438,758)	(10,130,820)	17,740,293	(4,226,188)

Net change in contract owners’ equity	(4,844,028)	(2,756,559)	484,815	(5,225,277)	13,612,048	(7,995,376)	65,539,914	19,520,847
Contract owners’ equity beginning of period	50,428,476	53,185,035	137,624,185	142,849,462	74,215,100	82,210,476	179,954,994	160,434,147

Contract owners’ equity end of period	$45,584,448	50,428,476	138,109,000	137,624,185	87,827,148	74,215,100	245,494,908	179,954,994

CHANGES IN UNITS:
Beginning units	1,611,234	1,920,320	3,849,011	4,443,665	4,666,971	5,296,112	10,692,821	10,951,320
Units purchased	16	-	60,121	55,208	1,355,157	1,366,148	3,775,229	2,710,891
Units redeemed	(218,363)	(309,086)	(542,128)	(649,862)	(1,528,957)	(1,995,289)	(2,830,763)	(2,969,390)

Ending units	1,392,887	1,611,234	3,367,004	3,849,011	4,493,171	4,666,971	11,637,287	10,692,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S		FF10S2		FF20S		FF20S2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,199	28,271	124,612	391,696	43,071	60,407	332,206	1,552,473
Realized gain (loss) on investments	482,484	159,227	(59,045)	(373,546)	718,244	254,922	(1,809,383)	(468,336)
Change in unrealized gain (loss) on investments	94,721	262,948	15,888,780	9,596,864	526,760	664,072	54,696,223	35,608,515
Reinvested capital gains	70,641	79,550	1,912,740	1,860,931	144,574	117,762	6,156,404	4,822,666

Net increase (decrease) in contract owners’ equity resulting from operations	660,045	529,996	17,867,087	11,475,945	1,432,649	1,097,163	59,375,450	41,515,318

Equity transactions:
Purchase payments received from contract owners (note 3)	92,742	53,652	38,156,104	25,539,421	375,488	280,293	20,501,013	58,023,162
Transfers between funds	758,576	614,060	(901,093)	6,235,816	814,169	388,740	(2,741,188)	5,076,979
Redemptions	(1,412,241)	(674,338)	(9,996,247)	(9,363,769)	(1,447,845)	(1,282,036)	(22,320,473)	(18,237,501)
Annuity benefits	(9,695)	(9,177)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,993)	(2,050)	(1,298,152)	(932,769)	(4,356)	(4,458)	(4,218,766)	(3,504,859)
Contingent deferred sales charges (note 2)	(532)	(1,211)	(83,331)	(102,210)	(1,745)	(5,454)	(237,641)	(203,373)
Adjustments to maintain reserves	2,420	1,769	(601)	(508)	(80)	(68)	(662)	(551)

Net equity transactions	(570,723)	(17,295)	25,876,680	21,375,981	(264,369)	(622,983)	(9,017,717)	41,153,857

Net change in contract owners’ equity	89,322	512,701	43,743,767	32,851,926	1,168,280	474,180	50,357,733	82,669,175
Contract owners’ equity beginning of period	5,827,050	5,314,349	141,890,971	109,039,045	10,089,918	9,615,738	427,562,784	344,893,609

Contract owners’ equity end of period	$5,916,372	5,827,050	185,634,738	141,890,971	11,258,198	10,089,918	477,920,517	427,562,784

CHANGES IN UNITS:
Beginning units	468,537	470,396	10,721,864	9,073,579	847,317	901,996	31,873,679	28,669,879
Units purchased	93,442	101,705	3,474,971	3,079,121	143,466	106,851	3,242,126	6,261,474
Units redeemed	(136,895)	(103,564)	(1,622,991)	(1,430,836)	(164,774)	(161,530)	(3,878,416)	(3,057,674)

Ending units	425,084	468,537	12,573,844	10,721,864	826,009	847,317	31,237,389	31,873,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S		FF30S2		FGP		FG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$38,208	58,526	(12,097)	82,817	(3,617,643)	(2,569,775)	(1,795,100)	(1,198,129)
Realized gain (loss) on investments	472,940	(70,257)	(9,851)	(945,122)	16,880,624	7,167,215	7,418,902	438,500
Change in unrealized gain (loss) on investments	1,098,249	931,094	5,579,215	3,890,185	89,957,845	37,988,759	29,428,199	12,187,378
Reinvested capital gains	134,233	70,610	479,930	245,034	234,742	-	93,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,630	989,973	6,037,197	3,272,914	103,455,568	42,586,199	35,145,827	11,427,749

Equity transactions:
Purchase payments received from contract owners (note 3)	606,060	590,216	7,385,834	3,455,517	4,367,896	4,835,706	31,385,396	19,163,172
Transfers between funds	1,344,244	519,884	728,746	161,991	(4,977,738)	(6,962,662)	(1,133,201)	(12,811,696)
Redemptions	(1,139,924)	(800,984)	(3,864,964)	(1,920,354)	(41,780,425)	(47,928,988)	(8,785,813)	(9,642,019)
Annuity benefits	-	-	-	-	(82,176)	(79,318)	(2,163)	(1,896)
Contract maintenance charges (note 2)	(4,535)	(4,854)	(5,512)	(5,308)	(204,116)	(228,807)	(548,244)	(410,948)
Contingent deferred sales charges (note 2)	(11,020)	(8,367)	(15,128)	(20,349)	(14,555)	(34,652)	(70,086)	(120,765)
Adjustments to maintain reserves	(54)	(80)	(346)	(306)	15,680	6,006	(493)	(1,134)

Net equity transactions	794,771	295,815	4,228,630	1,671,191	(42,675,434)	(50,392,715)	20,845,396	(3,825,286)

Net change in contract owners’ equity	2,538,401	1,285,788	10,265,827	4,944,105	60,780,134	(7,806,516)	55,991,223	7,602,463
Contract owners’ equity beginning of period	8,239,150	6,953,362	28,863,603	23,919,498	320,590,777	328,397,293	96,771,361	89,168,898

Contract owners’ equity end of period	$10,777,551	8,239,150	39,129,430	28,863,603	381,370,911	320,590,777	152,762,584	96,771,361

CHANGES IN UNITS:
Beginning units	716,045	688,670	2,196,243	2,066,391	5,741,037	6,680,291	5,923,542	6,092,294
Units purchased	189,944	133,563	936,162	550,349	123,530	142,612	2,942,233	2,397,744
Units redeemed	(124,864)	(106,188)	(649,169)	(420,497)	(814,888)	(1,081,866)	(1,860,440)	(2,566,496)

Ending units	781,125	716,045	2,483,236	2,196,243	5,049,679	5,741,037	7,005,335	5,923,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIPR		FIGBS		FIGBP2		FMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$845,675	1,134,381	143,482	235,075	2,206,538	1,742,938	(224,793)	(202,662)
Realized gain (loss) on investments	397,562	175,063	311,119	802,968	2,312,824	3,406,579	1,721,464	1,995,541
Change in unrealized gain (loss) on investments	(269,515)	1,457,588	(1,420,795)	(598,954)	(23,548,354)	(155,049)	2,632,210	(581,637)
Reinvested capital gains	-	-	231,711	721,816	4,764,478	10,995,269	3,142,412	1,797,861

Net increase (decrease) in contract owners’ equity resulting from operations	973,722	2,767,032	(734,483)	1,160,905	(14,264,514)	15,989,737	7,271,293	3,009,103

Equity transactions:
Purchase payments received from contract owners (note 3)	1,509,521	1,137,197	487,930	588,391	21,546,244	26,586,213	635,865	784,078
Transfers between funds	(4,856,417)	2,743,914	(3,878,257)	787,620	13,696,336	18,573,845	(133,246)	(2,197,048)
Redemptions	(3,856,288)	(3,177,947)	(4,152,031)	(3,784,877)	(44,040,912)	(56,140,506)	(3,573,408)	(3,744,054)
Annuity benefits	(55)	-	(4,636)	(4,806)	(18,961)	(13,475)	(5,070)	(5,473)
Contract maintenance charges (note 2)	(5,677)	(6,475)	(6,038)	(7,467)	(1,991,021)	(1,893,358)	(7,955)	(9,158)
Contingent deferred sales charges (note 2)	(3,306)	(3,290)	(5,412)	(4,675)	(230,062)	(288,524)	(8,372)	(5,018)
Adjustments to maintain reserves	(127)	(116)	(109)	(123)	(1,579)	(1,329)	(671)	(735)

Net equity transactions	(7,212,349)	693,283	(7,558,553)	(2,425,937)	(11,039,955)	(13,177,134)	(3,092,857)	(5,177,408)

Net change in contract owners’ equity	(6,238,627)	3,460,315	(8,293,036)	(1,265,032)	(25,304,469)	2,812,603	4,178,436	(2,168,305)
Contract owners’ equity beginning of period	25,500,923	22,040,608	26,526,629	27,791,661	397,596,016	394,783,413	22,757,029	24,925,334

Contract owners’ equity end of period	$19,262,296	25,500,923	18,233,593	26,526,629	372,291,547	397,596,016	26,935,465	22,757,029

CHANGES IN UNITS:
Beginning units	1,901,222	1,853,305	1,867,877	2,042,324	28,617,794	29,688,055	1,935,622	2,401,588
Units purchased	418,063	1,183,024	145,502	379,339	6,361,945	8,873,731	228,390	233,335
Units redeemed	(945,995)	(1,135,107)	(686,674)	(553,786)	(7,295,606)	(9,943,992)	(457,790)	(699,301)

Ending units	1,373,290	1,901,222	1,326,705	1,867,877	27,684,133	28,617,794	1,706,222	1,935,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMC2		FOP		FOPR		FO2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,388,834)	(2,900,851)	9,798	283,650	12,110	141,761	(9,938)	6,374
Realized gain (loss) on investments	562,368	(802,650)	1,844,280	669,340	(1,095,103)	(1,511,158)	75,796	(40,773)
Change in unrealized gain (loss) on investments	45,515,203	13,877,082	11,467,326	7,772,708	7,425,544	5,438,720	529,541	444,109
Reinvested capital gains	34,734,824	19,110,143	195,429	165,187	94,747	78,550	7,932	7,823

Net increase (decrease) in contract owners’ equity resulting from operations	77,423,561	29,283,724	13,516,833	8,890,885	6,437,298	4,147,873	603,331	417,533

Equity transactions:
Purchase payments received from contract owners (note 3)	26,102,367	21,703,598	1	(26)	907,612	1,240,222	-	-
Transfers between funds	(22,741,427)	(16,454,217)	(801,778)	(1,014,830)	443,489	(743,248)	(22,992)	(16,780)
Redemptions	(27,498,451)	(25,223,259)	(6,320,706)	(6,571,168)	(4,283,297)	(3,421,426)	(662,095)	(427,734)
Annuity benefits	(19,454)	(16,644)	(6,057)	(6,027)	(1,827)	(1,566)	-	-
Contract maintenance charges (note 2)	(1,163,717)	(1,008,948)	(30,124)	(32,959)	(8,533)	(9,303)	(275)	(306)
Contingent deferred sales charges (note 2)	(195,944)	(193,281)	(371)	(640)	(6,429)	(3,927)	(14)	(50)
Adjustments to maintain reserves	(1,461)	(1,711)	(559)	510	191	66	(112)	15

Net equity transactions	(25,518,087)	(21,194,462)	(7,159,594)	(7,625,140)	(2,948,794)	(2,939,182)	(685,488)	(444,855)

Net change in contract owners’ equity	51,905,474	8,089,262	6,357,239	1,265,745	3,488,504	1,208,691	(82,157)	(27,322)
Contract owners’ equity beginning of period	241,324,963	233,235,701	50,915,687	49,649,942	24,161,479	22,952,788	2,396,554	2,423,876

Contract owners’ equity end of period	$293,230,437	241,324,963	57,272,926	50,915,687	27,649,983	24,161,479	2,314,397	2,396,554

CHANGES IN UNITS:
Beginning units	9,324,722	10,141,828	2,036,328	2,365,334	1,648,948	1,866,140	124,307	149,602
Units purchased	1,753,345	1,932,893	-	3	144,039	130,201	-	966
Units redeemed	(2,582,087)	(2,749,999)	(263,428)	(329,009)	(327,155)	(347,393)	(30,558)	(26,261)

Ending units	8,495,980	9,324,722	1,772,900	2,036,328	1,465,832	1,648,948	93,749	124,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FO2R		FVSS		FTVIS2		FTVRD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(203,721)	112,847	(36,950)	(51,953)	8,356,587	6,822,346	28,565	35,836
Realized gain (loss) on investments	(842,408)	(4,777,350)	778,015	652,957	(1,623,460)	(2,916,245)	3,959,188	2,477,217
Change in unrealized gain (loss) on investments	18,402,581	14,314,528	1,001,419	790,190	13,439,321	10,652,790	9,488,589	3,097,048
Reinvested capital gains	288,086	201,418	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,644,538	9,851,443	1,742,484	1,391,194	20,172,448	14,558,891	13,476,342	5,610,101

Equity transactions:
Purchase payments received from contract owners (note 3)	11,205,599	6,482,300	168,696	124,196	43,014,849	18,528,968	508,033	307,661
Transfers between funds	(1,051,180)	(2,727,268)	(181,276)	337,643	9,081,410	3,954,298	(33,217)	(2,052,014)
Redemptions	(5,743,712)	(4,653,331)	(1,147,137)	(991,793)	(20,407,945)	(17,263,941)	(10,765,495)	(10,974,687)
Annuity benefits	(1,234)	(1,059)	-	-	(6,565)	(26,978)	(5,522)	(10,740)
Contract maintenance charges (note 2)	(335,746)	(259,103)	(2,454)	(2,642)	(15,061)	(14,836)	(5,052)	(6,701)
Contingent deferred sales charges (note 2)	(31,357)	(31,779)	(3,560)	(610)	(53,791)	(118,004)	(6,035)	(21,378)
Adjustments to maintain reserves	(1,002)	(914)	(75)	(101)	(821)	(780)	(509)	(774)

Net equity transactions	4,041,368	(1,191,154)	(1,165,806)	(533,307)	31,612,076	5,058,727	(10,307,797)	(12,758,633)

Net change in contract owners’ equity	21,685,906	8,660,289	576,678	857,887	51,784,524	19,617,618	3,168,545	(7,148,532)
Contract owners’ equity beginning of period	61,715,937	53,055,648	6,579,269	5,721,382	150,740,681	131,123,063	53,196,038	60,344,570

Contract owners’ equity end of period	$83,401,843	61,715,937	7,155,947	6,579,269	202,525,205	150,740,681	56,364,583	53,196,038

CHANGES IN UNITS:
Beginning units	4,917,966	4,998,098	396,128	432,099	11,580,755	11,167,150	2,898,040	3,637,623
Units purchased	1,537,557	1,324,721	54,071	84,367	5,035,208	2,954,988	360,329	477,417
Units redeemed	(1,254,800)	(1,404,853)	(115,530)	(120,338)	(2,733,235)	(2,541,383)	(860,996)	(1,217,000)

Ending units	5,200,723	4,917,966	334,669	396,128	13,882,728	11,580,755	2,397,373	2,898,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSV2		FTVMD2		FTVDM3		TIF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(355,558)	(1,171,890)	969	-	99,498	(31,878)	31,587	49,871
Realized gain (loss) on investments	19,504,837	16,268,277	(207)	-	1,664,645	(589,789)	103,162	22,237
Change in unrealized gain (loss) on investments	20,652,094	6,646,397	8,192	-	(2,448,177)	3,471,324	534,540	440,345
Reinvested capital gains	2,458,140	-	5,292	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,259,513	21,742,784	14,246	-	(684,034)	2,849,657	669,289	512,453

Equity transactions:
Purchase payments received from contract owners (note 3)	4,417,776	6,990,978	166,063	-	258,905	232,798	(6)	15
Transfers between funds	(17,800,623)	(19,216,758)	123,146	-	(4,152,718)	1,096,378	(130,278)	(97,066)
Redemptions	(18,197,494)	(18,117,281)	-	-	(3,745,160)	(3,062,546)	(369,034)	(484,716)
Annuity benefits	(4,282)	(2,580)	-	-	-	-	(400)	(341)
Contract maintenance charges (note 2)	(519,676)	(487,715)	-	-	(2,818)	(4,083)	(195)	(263)
Contingent deferred sales charges (note 2)	(71,941)	(117,332)	-	-	(10,340)	(12,185)	(150)	(156)
Adjustments to maintain reserves	(876)	(1,942)	(2)	-	(278)	(462)	(36)	(153)

Net equity transactions	(32,177,116)	(30,952,630)	289,207	-	(7,652,409)	(1,750,100)	(500,099)	(582,680)

Net change in contract owners’ equity	10,082,397	(9,209,846)	303,453	-	(8,336,443)	1,099,557	169,190	(70,227)
Contract owners’ equity beginning of period	140,729,142	149,938,988	-	-	27,445,545	26,345,988	3,404,538	3,474,765

Contract owners’ equity end of period	$150,811,539	140,729,142	303,453	-	19,109,102	27,445,545	3,573,728	3,404,538

CHANGES IN UNITS:
Beginning units	5,909,169	7,354,175	-	-	1,605,393	1,718,984	165,137	196,259
Units purchased	699,170	1,151,477	26,672	-	207,201	293,512	1,804	408
Units redeemed	(1,890,713)	(2,596,483)	(264)	-	(669,733)	(407,103)	(24,168)	(31,530)

Ending units	4,717,626	5,909,169	26,408	-	1,142,861	1,605,393	142,773	165,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF3		FTVGI2		FTVGI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$563,577	967,117	(65)	-	4,066,513	5,544,188	3,987,758	262,523
Realized gain (loss) on investments	6,392,261	2,496,917	(106)	-	579,522	648,807	201,432	540,184
Change in unrealized gain (loss) on investments	6,440,659	7,282,591	9,430	-	(6,162,439)	7,896,335	(2,897,581)	2,301,201
Reinvested capital gains	-	-	164	-	1,551,702	182,992	6,816,750	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,396,497	10,746,625	9,423	-	35,298	14,272,322	8,108,359	3,103,908

Equity transactions:
Purchase payments received from contract owners (note 3)	527,373	779,899	379,972	-	23,379,112	12,232,898	21,856,011	5,404,403
Transfers between funds	(4,865,003)	(2,677,303)	-	-	(3,582,822)	1,915,216	7,411,486	(580,343)
Redemptions	(8,914,776)	(7,997,509)	(1,277)	-	(13,920,637)	(13,298,766)	(3,686,645)	(1,453,754)
Annuity benefits	(2,534)	(2,336)	-	-	(26,648)	(32,588)	-	-
Contract maintenance charges (note 2)	(193,820)	(199,584)	-	-	(10,944)	(12,024)	(2,211)	(1,855)
Contingent deferred sales charges (note 2)	(25,253)	(41,950)	-	-	(38,610)	(63,484)	(11,882)	(13,762)
Adjustments to maintain reserves	(786)	(789)	8	-	(1,957)	(1,785)	(519)	(303)

Net equity transactions	(13,474,799)	(10,139,572)	378,703	-	5,797,494	739,467	25,566,240	3,354,386

Net change in contract owners’ equity	(78,302)	607,053	388,126	-	5,832,792	15,011,789	33,674,599	6,458,294
Contract owners’ equity beginning of period	71,055,516	70,448,463	-	-	121,749,441	106,737,652	28,120,573	21,662,279

Contract owners’ equity end of period	$70,977,214	71,055,516	388,126	-	127,582,233	121,749,441	61,795,172	28,120,573

CHANGES IN UNITS:
Beginning units	4,857,387	5,613,198	-	-	6,702,502	6,648,136	2,790,624	2,438,014
Units purchased	492,930	510,931	39,733	-	2,060,453	1,606,250	2,776,529	782,997
Units redeemed	(1,353,455)	(1,266,742)	(131)	-	(1,724,725)	(1,551,884)	(515,307)	(430,387)

Ending units	3,996,862	4,857,387	39,602	-	7,038,230	6,702,502	5,051,846	2,790,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSI2		FTVHI2		GVSSCS		AMTB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(21)	-	(134)	-	46	-	918,392	2,138,107
Realized gain (loss) on investments	-	-	26	-	16	-	(2,722,505)	(6,292,415)
Change in unrealized gain (loss) on investments	335	-	2,988	-	46	-	399,762	9,166,168
Reinvested capital gains	-	-	-	-	1,099	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314	-	2,880	-	1,207	-	(1,404,351)	5,011,860

Equity transactions:
Purchase payments received from contract owners (note 3)	12,583	-	97,666	-	9,083	-	1,445,122	6,420,090
Transfers between funds	-	-	-	-	(289)	-	14,598,026	6,399,749
Redemptions	-	-	(860)	-	-	-	(20,248,111)	(31,235,201)
Annuity benefits	-	-	-	-	-	-	(12,847)	(19,797)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(611,475)	(634,481)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(63,931)	(109,462)
Adjustments to maintain reserves	3	-	-	-	(6)	-	(3,169)	(1,872)

Net equity transactions	12,586	-	96,806	-	8,788	-	(4,896,385)	(19,180,974)

Net change in contract owners’ equity	12,900	-	99,686	-	9,995	-	(6,300,736)	(14,169,114)
Contract owners’ equity beginning of period	-	-	-	-	-	-	157,226,774	171,395,888

Contract owners’ equity end of period	$12,900	-	99,686	-	9,995	-	150,926,038	157,226,774

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	13,542,864	15,352,684
Units purchased	1,291	-	9,842	-	829	-	3,262,085	4,150,707
Units redeemed	-	-	(85)	-	(25)	-	(3,648,275)	(5,960,527)

Ending units	1,291	-	9,757	-	804	-	13,156,674	13,542,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTG		AMTP		AMFAS		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(194)	(183)	(39)	(128)	(59,238)	(58,692)	(204,922)	(329,844)
Realized gain (loss) on investments	655	232	541	1,306	389,000	32,910	419,750	(643,106)
Change in unrealized gain (loss) on investments	3,018	1,299	2,873	1,381	1,043,786	346,122	7,916,551	3,383,957
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,479	1,348	3,375	2,559	1,373,548	320,340	8,131,379	2,411,007

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(94)	(2,889)	(113)	39,501	20,770	565,609	279,030
Transfers between funds	18	(45)	(26)	(233)	283,451	(614,494)	658,242	(2,851,772)
Redemptions	(313)	1	2,928	1	(765,033)	(543,418)	(3,873,876)	(3,380,948)
Annuity benefits	(2,819)	(2,519)	(1,661)	(1,898)	-	-	(18,164)	(15,651)
Contract maintenance charges (note 2)	(13)	137	(13)	234	(1,207)	(1,362)	(8,426)	(9,599)
Contingent deferred sales charges (note 2)	-	-	-	-	(661)	(2,399)	(5,027)	(11,655)
Adjustments to maintain reserves	1,870	1,456	16	(5,581)	(182)	(212)	(469)	(226)

Net equity transactions	(1,263)	(1,064)	(1,645)	(7,590)	(444,131)	(1,141,115)	(2,682,111)	(5,990,821)

Net change in contract owners’ equity	2,216	284	1,730	(5,031)	929,417	(820,775)	5,449,268	(3,579,814)
Contract owners’ equity beginning of period	13,214	12,930	12,175	17,206	3,401,665	4,222,440	24,007,753	27,587,567

Contract owners’ equity end of period	$15,430	13,214	13,905	12,175	4,331,082	3,401,665	29,457,021	24,007,753

CHANGES IN UNITS:
Beginning units	5	5	-	-	252,460	335,319	1,432,779	1,804,517
Units purchased	18	17	1	3	125,860	73,848	270,030	106,239
Units redeemed	(23)	(17)	(1)	(3)	(154,996)	(156,707)	(408,591)	(477,977)

Ending units	-	5	-	-	223,324	252,460	1,294,218	1,432,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVMS		OVB		OVGS3		OVGS4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$374,421	2,830	1,130,529	1,232,762	26,703	404,306	(240,328)	284,545
Realized gain (loss) on investments	(1,456,616)	(2,325,747)	(2,033,826)	(2,827,125)	839,428	382,645	417,834	(1,677,194)
Change in unrealized gain (loss) on investments	5,197,517	6,415,498	468,560	4,541,965	11,562,325	8,352,205	16,767,000	12,162,381
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,115,322	4,092,581	(434,737)	2,947,602	12,428,456	9,139,156	16,944,506	10,769,732

Equity transactions:
Purchase payments received from contract owners (note 3)	448,262	438,062	656,325	606,005	2,366,855	1,870,495	15,007,120	4,702,765
Transfers between funds	(770,561)	(928,698)	(857,536)	(885,888)	(86,347)	(527,435)	(2,235,072)	516,047
Redemptions	(5,095,119)	(6,959,169)	(4,656,869)	(5,610,540)	(9,046,161)	(8,226,767)	(9,667,941)	(8,629,965)
Annuity benefits	(12,233)	(5,859)	(6,932)	(7,036)	(11,453)	(9,665)	(16,383)	(13,550)
Contract maintenance charges (note 2)	(19,572)	(23,036)	(14,082)	(17,132)	(18,727)	(20,188)	(6,702)	(7,483)
Contingent deferred sales charges (note 2)	(1,041)	(3,505)	(625)	(4,012)	(19,832)	(17,662)	(26,681)	(66,157)
Adjustments to maintain reserves	4	(345)	3,256	2,572	(206)	(183)	(770)	(1,100)

Net equity transactions	(5,450,260)	(7,482,550)	(4,876,463)	(5,916,031)	(6,815,871)	(6,931,405)	3,053,571	(3,499,443)

Net change in contract owners’ equity	(1,334,938)	(3,389,969)	(5,311,200)	(2,968,429)	5,612,585	2,207,751	19,998,077	7,270,289
Contract owners’ equity beginning of period	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032	67,942,528	60,672,239

Contract owners’ equity end of period	$36,152,948	37,487,886	27,848,723	33,159,923	57,772,368	52,159,783	87,940,605	67,942,528

CHANGES IN UNITS:
Beginning units	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768	4,390,476	4,665,467
Units purchased	15,359	29,750	58,882	89,669	219,187	202,630	1,468,600	1,031,896
Units redeemed	(210,341)	(333,489)	(324,982)	(409,073)	(485,112)	(529,487)	(1,313,182)	(1,306,887)

Ending units	1,239,133	1,434,115	1,470,230	1,736,330	1,979,986	2,245,911	4,545,894	4,390,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGSS		OVIG		OVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$39,735	838,765	(18,765)	35,793	(640)	-	(26,089)	(39,270)
Realized gain (loss) on investments	8,447,794	7,742,844	546,995	151,570	208	-	201,204	240,657
Change in unrealized gain (loss) on investments	16,605,739	9,963,594	1,123,759	1,098,903	33,322	-	2,912,043	1,504,611
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,093,268	18,545,203	1,651,989	1,286,266	32,890	-	3,087,158	1,705,998

Equity transactions:
Purchase payments received from contract owners (note 3)	389,646	9,330	-	(9,656)	465,829	-	385,560	485,575
Transfers between funds	(2,057,171)	(3,162,900)	(454,320)	(145,912)	(906)	-	(422,047)	168,301
Redemptions	(12,148,490)	(13,011,205)	(1,295,187)	(1,083,894)	(1,289)	-	(1,750,116)	(2,199,460)
Annuity benefits	(19,732)	(19,383)	-	-	-	-	(4,519)	(3,985)
Contract maintenance charges (note 2)	(43,234)	(47,414)	(655)	(702)	-	-	(6,714)	(7,428)
Contingent deferred sales charges (note 2)	(1,977)	(2,263)	(593)	(833)	-	-	(3,878)	(4,356)
Adjustments to maintain reserves	3,232	4,417	(145)	(98)	1	-	890	(482)

Net equity transactions	(13,877,726)	(16,229,418)	(1,750,900)	(1,241,095)	463,635	-	(1,800,824)	(1,561,835)

Net change in contract owners’ equity	11,215,542	2,315,785	(98,911)	45,171	496,525	-	1,286,334	144,163
Contract owners’ equity beginning of period	104,701,325	102,385,540	7,406,259	7,361,088	-	-	11,368,591	11,224,428

Contract owners’ equity end of period	$115,916,867	104,701,325	7,307,348	7,406,259	496,525	-	12,654,925	11,368,591

CHANGES IN UNITS:
Beginning units	2,405,799	2,816,110	310,391	368,092	-	-	1,074,623	1,223,602
Units purchased	36,490	21	-	4,511	43,240	-	52,860	244,973
Units redeemed	(293,601)	(410,332)	(65,918)	(62,212)	(201)	-	(206,429)	(393,952)

Ending units	2,148,688	2,405,799	244,473	310,391	43,039	-	921,054	1,074,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGIS		OVSC		OVSCS		OVAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,694,918)	(2,229,612)	(29,474)	(33,444)	(556,010)	(674,151)	(131,097)	(139,831)
Realized gain (loss) on investments	7,866,915	(467,277)	616,393	346,914	7,773,894	5,013,335	870,218	154,044
Change in unrealized gain (loss) on investments	50,051,316	32,867,877	1,385,306	315,018	12,337,397	3,353,514	2,228,268	1,469,772
Reinvested capital gains	-	-	76,446	-	763,971	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,223,313	30,170,988	2,048,671	628,488	20,319,252	7,692,698	2,967,389	1,483,985

Equity transactions:
Purchase payments received from contract owners (note 3)	12,635,581	10,012,198	274,385	147,811	10,025,517	6,126,148	239,015	359,190
Transfers between funds	(10,228,965)	(21,944,982)	1,966,027	116,320	(3,499,064)	(5,702,213)	(96,098)	(625,607)
Redemptions	(28,266,990)	(28,592,025)	(819,113)	(478,181)	(5,822,366)	(4,609,469)	(1,354,459)	(1,787,726)
Annuity benefits	(4,680)	(1,747)	(584)	(478)	(8,218)	(6,806)	(102)	-
Contract maintenance charges (note 2)	(959,944)	(900,005)	(1,694)	(1,459)	(223,889)	(175,300)	(6,408)	(7,212)
Contingent deferred sales charges (note 2)	(140,340)	(175,848)	(1,874)	(2,985)	(33,935)	(48,828)	(3,585)	(3,556)
Adjustments to maintain reserves	(838)	(1,276)	(62)	(59)	(985)	(738)	(142)	(85)

Net equity transactions	(26,966,176)	(41,603,685)	1,417,085	(219,031)	437,060	(4,417,206)	(1,221,779)	(2,064,996)

Net change in contract owners’ equity	29,257,137	(11,432,697)	3,465,756	409,457	20,756,312	3,275,492	1,745,610	(581,011)
Contract owners’ equity beginning of period	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

Contract owners’ equity end of period	$234,167,256	204,910,119	7,883,220	4,417,464	74,077,281	53,320,969	11,348,579	9,602,969

CHANGES IN UNITS:
Beginning units	12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617
Units purchased	1,740,740	2,364,421	294,552	141,004	898,722	658,285	204,239	248,115
Units redeemed	(3,230,862)	(5,068,500)	(181,818)	(163,498)	(883,438)	(857,474)	(390,791)	(589,321)

Ending units	11,093,728	12,583,850	510,359	397,625	2,350,049	2,334,765	1,372,859	1,559,411

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		OVSBS		PMVAAD		PMVFAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$36,699	(1,479)	272,710	(23,537)	1,361,027	423,540	70,821	813,476
Realized gain (loss) on investments	(2,532)	285	19,930	2,879	36,266	9,812	(49,614)	535,080
Change in unrealized gain (loss) on investments	(51,785)	11,186	(463,141)	151,271	(2,189,066)	153,142	(2,429,682)	(1,086,348)
Reinvested capital gains	-	-	-	-	-	-	298,344	518,077

Net increase (decrease) in contract owners’ equity resulting from operations	(17,618)	9,992	(170,501)	130,613	(791,773)	586,494	(2,110,131)	780,285

Equity transactions:
Purchase payments received from contract owners (note 3)	22,273	1,434	1,016,954	86,858	27,345,112	8,200,329	7,485,407	3,077,251
Transfers between funds	642,735	723,779	1,934,701	9,056,879	3,969,072	11,678,994	3,453,715	(1,730,044)
Redemptions	(83,539)	(44,585)	(2,053,190)	(394,761)	(2,718,530)	(582,275)	(1,905,504)	(2,237,273)
Annuity benefits	-	-	(131)	(22)	-	-	-	-
Contract maintenance charges (note 2)	(307)	(26)	(872)	(216)	(1,263)	(234)	(2,266)	(1,799)
Contingent deferred sales charges (note 2)	(13)	(91)	(3,101)	(213)	(2,359)	(1,651)	(7,470)	(16,841)
Adjustments to maintain reserves	(40)	(23)	(1,431)	1,121	(347)	(116)	(726)	509

Net equity transactions	581,109	680,488	892,930	8,749,646	28,591,685	19,295,047	9,023,156	(908,197)

Net change in contract owners’ equity	563,491	690,480	722,429	8,880,259	27,799,912	19,881,541	6,913,025	(127,912)
Contract owners’ equity beginning of period	690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

Contract owners’ equity end of period	$1,253,971	690,480	9,602,688	8,880,259	47,681,453	19,881,541	29,755,599	22,842,574

CHANGES IN UNITS:
Beginning units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753
Units purchased	89,206	74,231	491,400	942,718	3,777,064	2,001,065	1,389,538	542,041
Units redeemed	(31,918)	(6,244)	(402,584)	(67,807)	(1,083,864)	(126,395)	(660,556)	(616,270)

Ending units	125,275	67,987	963,727	874,911	4,567,870	1,874,670	2,492,506	1,763,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(786,917)	650,680	1,404,219	1,150,784	(22)	-	160	-
Realized gain (loss) on investments	1,325,524	924,447	(94,393)	57,378	-	-	-	-
Change in unrealized gain (loss) on investments	(6,906,910)	10,401,166	(12,688,696)	3,860,783	(535)	-	(126)	-
Reinvested capital gains	-	-	2,338,141	3,544,898	-	-	64	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,368,303)	11,976,293	(9,040,729)	8,613,843	(557)	-	98	-

Equity transactions:
Purchase payments received from contract owners (note 3)	77,144,724	57,926,661	96,190,206	77,913,355	19,156	-	7,294	-
Transfers between funds	12,931,673	37,544,311	7,588,200	51,435,830	127	-	47	-
Redemptions	(33,412,498)	(28,981,984)	(17,770,988)	(8,870,608)	-	-	-	-
Annuity benefits	(2,071)	(637)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,204,993)	(1,784,357)	(1,113,814)	(646,959)	-	-	-	-
Contingent deferred sales charges (note 2)	(183,891)	(238,752)	(112,359)	(53,861)	-	-	-	-
Adjustments to maintain reserves	6,334	5,603	10,716	(2,687)	(4)	-	(6)	-

Net equity transactions	54,279,278	64,470,845	84,791,961	119,775,070	19,279	-	7,335	-

Net change in contract owners’ equity	47,910,975	76,447,138	75,751,232	128,388,913	18,722	-	7,433	-
Contract owners’ equity beginning of period	337,032,708	260,585,570	193,716,161	65,327,248	-	-	-	-

Contract owners’ equity end of period	$384,943,683	337,032,708	269,467,393	193,716,161	18,722	-	7,433	-

CHANGES IN UNITS:
Beginning units	28,772,761	23,171,669	17,987,204	6,540,321	-	-	-	-
Units purchased	14,413,009	12,794,621	14,384,724	14,394,072	2,094	-	807	-
Units redeemed	(9,761,988)	(7,193,529)	(6,418,977)	(2,947,189)	-	-	-	-

Ending units	33,423,782	28,772,761	25,952,951	17,987,204	2,094	-	807	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVGIB		PVTIGB		PVTVB		ACEG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,934	7,139	(14)	2,738	(11,706)	(27,274)	(72,729)	(57,829)
Realized gain (loss) on investments	131,094	(333,740)	(38,353)	(52,884)	76,497	79,673	123,839	(41,285)
Change in unrealized gain (loss) on investments	656,925	733,390	111,925	117,212	627,591	251,531	1,799,146	(141,196)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	793,953	406,789	73,558	67,066	692,382	303,930	1,850,256	(240,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740	9,751	-	-	9,028	17,484	35,321	34,233
Transfers between funds	16,603	194,965	-	-	(111,603)	(484,432)	1,159,204	6,023,242
Redemptions	(644,781)	(525,768)	(69,467)	(100,889)	(359,069)	(850,541)	(1,093,030)	(533,933)
Annuity benefits	-	-	-	-	-	-	(621)	(230)
Contract maintenance charges (note 2)	(428)	(537)	(37)	(80)	(311)	(417)	(1,573)	(1,113)
Contingent deferred sales charges (note 2)	(289)	(427)	-	(117)	(160)	(515)	(2,862)	(3,066)
Adjustments to maintain reserves	(153)	(112)	(41)	3	(121)	(104)	571	(225)

Net equity transactions	(624,308)	(322,128)	(69,545)	(101,083)	(462,236)	(1,318,525)	97,010	5,518,908

Net change in contract owners’ equity	169,645	84,661	4,013	(34,017)	230,146	(1,014,595)	1,947,266	5,278,598
Contract owners’ equity beginning of period	2,644,472	2,559,811	332,677	366,694	1,899,798	2,914,393	5,278,598	-

Contract owners’ equity end of period	$2,814,117	2,644,472	336,690	332,677	2,129,944	1,899,798	7,225,864	5,278,598

CHANGES IN UNITS:
Beginning units	187,620	212,998	21,475	28,337	127,985	221,728	548,055	-
Units purchased	15,706	53,761	-	-	16,706	41,612	143,876	644,750
Units redeemed	(54,082)	(79,139)	(4,298)	(6,862)	(43,986)	(135,355)	(146,999)	(96,695)

Ending units	149,244	187,620	17,177	21,475	100,705	127,985	544,932	548,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVBV2		VYDS		ROCSC		RVARS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(23)	(2,904)	(1,077)	569	-	(14,955)	-
Realized gain (loss) on investments	-	652	5,366	(803)	36	-	(756)	-
Change in unrealized gain (loss) on investments	-	(133)	120,946	53,047	3,323	-	21,134	-
Reinvested capital gains	-	-	-	-	3,462	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	496	123,408	51,167	7,390	-	5,423	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,163	-	-	61,667	-	2,651,033	-
Transfers between funds	-	(13,427)	-	-	(373)	-	685,525	-
Redemptions	-	11,264	(27,135)	(8,675)	-	-	(40,304)	-
Annuity benefits	-	(4,608)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(91)	(114)	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	(98)	(110)	-	-	(160)	-
Adjustments to maintain reserves	-	4	(8)	(44)	(1)	-	(45)	-

Net equity transactions	-	(4,604)	(27,332)	(8,943)	61,293	-	3,296,042	-

Net change in contract owners’ equity	-	(4,108)	96,076	42,224	68,683	-	3,301,465	-
Contract owners’ equity beginning of period	-	4,108	390,226	348,002	-	-	-	-

Contract owners’ equity end of period	$-	-	486,302	390,226	68,683	-	3,301,465	-

CHANGES IN UNITS:
Beginning units	-	-	26,781	27,442	-	-	-	-
Units purchased	-	2	-	504	5,479	-	377,031	-
Units redeemed	-	(2)	(1,530)	(1,165)	(37)	-	(43,059)	-

Ending units	-	-	25,251	26,781	5,442	-	333,972	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRHS2		VWHAS		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,439,588)	(686,038)	(278,791)	(10,034)	137,771	59,211	84,888	(324,663)
Realized gain (loss) on investments	3,635,705	1,426,849	270,389	(2,703)	(138,444)	(133,179)	(343,736)	(1,519,560)
Change in unrealized gain (loss) on investments	28,286,049	7,738,204	1,462,731	403,566	(1,489,019)	460,132	3,193,745	6,660,836
Reinvested capital gains	5,531,671	1,043,394	305,242	109,899	2,543	158,772	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,013,837	9,522,409	1,759,571	500,728	(1,487,149)	544,936	2,934,897	4,816,613

Equity transactions:
Purchase payments received from contract owners (note 3)	28,389,930	6,864,457	9,327,333	4,829,063	174,014	241,875	328,359	251,121
Transfers between funds	29,269,555	17,709,653	7,259,888	8,816,346	(529,487)	5,194,049	(1,443,358)	13,236,597
Redemptions	(9,286,012)	(5,022,033)	(1,709,950)	(323,417)	(1,783,625)	(2,154,877)	(3,862,895)	(2,658,659)
Annuity benefits	-	-	-	-	(3,849)	(4,111)	(9,788)	(5,816)
Contract maintenance charges (note 2)	(11,211)	(6,266)	(1,605)	(330)	(5,670)	(6,423)	(11,302)	(10,527)
Contingent deferred sales charges (note 2)	(25,341)	(37,225)	(6,243)	(1,373)	(28)	(648)	(2,012)	(601)
Adjustments to maintain reserves	(908)	(492)	457,361	(457,932)	1,038	(77)	1,372	(24,273)

Net equity transactions	48,336,013	19,508,094	15,326,784	12,862,357	(2,147,607)	3,269,788	(4,999,624)	10,787,842

Net change in contract owners’ equity	84,349,850	29,030,503	17,086,355	13,363,085	(3,634,756)	3,814,724	(2,064,727)	15,604,455
Contract owners’ equity beginning of period	56,146,556	27,116,053	13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682

Contract owners’ equity end of period	$140,496,406	56,146,556	30,449,440	13,363,085	11,600,485	15,235,241	28,349,410	30,414,137

CHANGES IN UNITS:
Beginning units	3,798,987	2,368,928	1,388,083	-	576,088	445,923	1,277,864	797,445
Units purchased	4,826,489	3,369,395	2,387,468	1,652,401	20,525	225,585	139,841	684,367
Units redeemed	(2,212,808)	(1,939,336)	(862,032)	(264,318)	(106,987)	(95,420)	(339,941)	(203,948)

Ending units	6,412,668	3,798,987	2,913,519	1,388,083	489,626	576,088	1,077,764	1,277,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(384,800)	(354,736)	(1,118)	-	(685)	-	(2,108)	-
Realized gain (loss) on investments	(879,531)	1,552,201	14,551	-	1,258	-	5,107	-
Change in unrealized gain (loss) on investments	4,800,793	(5,574,871)	57,432	-	24,443	-	84,668	-
Reinvested capital gains	1,195,978	2,563,706	1,468	-	463	-	970	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,732,440	(1,813,700)	72,333	-	25,479	-	88,637	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(152)	(4,763)	1,669,992	-	777,723	-	2,302,659	-
Transfers between funds	(10,853,129)	48,728,869	49,301	-	-	-	-	-
Redemptions	(6,554,211)	(6,903,459)	(1,456)	-	(703)	-	(1,408)	-
Annuity benefits	(13,663)	(2,526)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,910)	(17,229)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,583)	(20,225)	-	-	-	-	-	-
Adjustments to maintain reserves	12,516	(7,662)	-	-	5	-	1	-

Net equity transactions	(17,442,132)	41,773,005	1,717,837	-	777,025	-	2,301,252	-

Net change in contract owners’ equity	(12,709,692)	39,959,305	1,790,170	-	802,504	-	2,389,889	-
Contract owners’ equity beginning of period	65,057,150	25,097,845	-	-	-	-	-	-

Contract owners’ equity end of period	$52,347,458	65,057,150	1,790,170	-	802,504	-	2,389,889	-

CHANGES IN UNITS:
Beginning units	2,974,012	552,304	-	-	-	-	-	-
Units purchased	52,532	3,361,341	165,396	-	75,601	-	222,444	-
Units redeemed	(981,963)	(939,633)	(137)	-	(67)	-	(133)	-

Ending units	2,044,581	2,974,012	165,259	-	75,534	-	222,311	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRASP		WRHIP		WRMCG		WRPCP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(640,731)	(484,688)	1,410,468	(107,253)	(313,722)	(30,622)	30,297	5,695
Realized gain (loss) on investments	1,000,531	898,488	1,143,472	107,527	189,369	(9,484)	32,472	(731)
Change in unrealized gain (loss) on investments	35,507,719	16,358,539	1,522,802	898,489	4,311,574	359,730	170,923	39,608
Reinvested capital gains	-	-	-	-	542,846	12,611	121,860	35,666

Net increase (decrease) in contract owners’ equity resulting from operations	35,867,519	16,772,339	4,076,742	898,763	4,730,067	332,235	355,552	80,238

Equity transactions:
Purchase payments received from contract owners (note 3)	70,117,066	27,771,220	21,482,956	7,623,244	17,397,890	3,733,672	893,776	1,425,542
Transfers between funds	8,231,868	(5,500,167)	36,135,455	17,830,308	7,175,611	3,451,334	(584,632)	(95,454)
Redemptions	(12,724,857)	(10,518,864)	(4,736,412)	(1,056,839)	(1,124,400)	(55,444)	(93,821)	(99,096)
Annuity benefits	(1,079)	(636)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,164)	(9,215)	(3,027)	(458)	(61,933)	(7,565)	(12,611)	(6,543)
Contingent deferred sales charges (note 2)	(49,168)	(109,596)	(3,713)	(195)	(4,046)	(6)	-	-
Adjustments to maintain reserves	(870)	(913)	(468)	(141)	(431)	(131)	(7)	(6)

Net equity transactions	65,563,796	11,631,829	52,874,791	24,395,919	23,382,691	7,121,860	202,705	1,224,443

Net change in contract owners’ equity	101,431,315	28,404,168	56,951,533	25,294,682	28,112,758	7,454,095	558,257	1,304,681
Contract owners’ equity beginning of period	122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

Contract owners’ equity end of period	$223,564,150	122,132,835	82,246,215	25,294,682	35,566,853	7,454,095	2,869,630	2,311,373

CHANGES IN UNITS:
Beginning units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333
Units purchased	6,583,066	3,371,154	7,882,923	2,872,915	2,508,341	777,372	78,066	124,130
Units redeemed	(2,181,025)	(2,469,020)	(3,219,039)	(528,836)	(482,138)	(35,696)	(60,877)	(17,444)

Ending units	13,405,643	9,003,602	7,007,963	2,344,079	2,767,879	741,676	216,208	199,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPMP		WRPMAP		WRPMCP		SVDF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$175,012	31,696	332,469	58,514	63,790	9,202	(595)	(524)
Realized gain (loss) on investments	72,060	(3,223)	78,099	(24,782)	42,418	(2,822)	1,901	1,166
Change in unrealized gain (loss) on investments	3,443,686	501,688	5,984,011	1,295,887	677,314	126,062	12,241	4,931
Reinvested capital gains	876,064	196,645	1,781,710	441,576	269,849	66,185	1,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,566,822	726,806	8,176,289	1,771,195	1,053,371	198,627	14,716	5,573

Equity transactions:
Purchase payments received from contract owners (note 3)	8,430,434	11,312,462	12,816,387	12,612,480	1,702,849	3,673,867	-	(33)
Transfers between funds	186,411	376,320	438,834	(88,336)	(394,428)	16,660	-	(23)
Redemptions	(214,496)	(145,808)	(1,065,940)	(533,802)	(148,605)	(172,146)	-	-
Annuity benefits	-	-	-	-	-	-	(4,108)	(3,564)
Contract maintenance charges (note 2)	(110,828)	(34,013)	(185,385)	(91,814)	(32,369)	(10,326)	(4)	52
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(14)	7	(27)	11	(15)	107	41

Net equity transactions	8,291,523	11,508,947	12,003,903	11,898,501	1,127,458	3,508,040	(4,005)	(3,527)

Net change in contract owners’ equity	12,858,345	12,235,753	20,180,192	13,669,696	2,180,829	3,706,667	10,711	2,046
Contract owners’ equity beginning of period	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

Contract owners’ equity end of period	$29,770,493	16,912,148	47,456,503	27,276,311	7,518,782	5,337,953	48,347	37,636

CHANGES IN UNITS:
Beginning units	1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74
Units purchased	732,550	997,291	1,018,651	1,064,633	138,162	319,088	-	1
Units redeemed	(81,614)	(15,327)	(100,391)	(60,162)	(47,528)	(17,841)	-	(1)

Ending units	2,057,057	1,406,121	3,153,289	2,235,029	540,241	449,607	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,241)	(3,191)	(649,528)	(539,310)	(30)	(19)	(1)	589
Realized gain (loss) on investments	13,542	8,799	2,139,396	1,172,522	338	(581)	226	321
Change in unrealized gain (loss) on investments	62,487	27,797	12,576,461	(589,315)	782	1,613	(20,955)	7,550
Reinvested capital gains	-	91	2,105,421	1,636,874	-	-	9,528	5,572

Net increase (decrease) in contract owners’ equity resulting from operations	72,788	33,496	16,171,750	1,680,771	1,090	1,013	(11,202)	14,032

Equity transactions:
Purchase payments received from contract owners (note 3)	129	(163)	11,085,076	5,844,284	-	-	-	-
Transfers between funds	(122)	(232)	449,489	(3,083,002)	293	(810)	-	-
Redemptions	-	(25)	(2,352,867)	(2,750,446)	(1,157)	(1,096)	-	-
Annuity benefits	(22,983)	(22,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	1	419	(192,933)	(151,750)	-	-	-	-
Contingent deferred sales charges (note 2)	-	1	(12,452)	(42,508)	-	-	-	-
Adjustments to maintain reserves	(1,163)	(1,035)	(728)	(544)	3	2	(3)	(3)

Net equity transactions	(24,138)	(23,871)	8,975,585	(183,966)	(861)	(1,904)	(3)	(3)

Net change in contract owners’ equity	48,650	9,625	25,147,335	1,496,805	229	(891)	(11,205)	14,029
Contract owners’ equity beginning of period	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

Contract owners’ equity end of period	$304,899	256,249	57,488,287	32,340,952	7,637	7,408	296,394	307,599

CHANGES IN UNITS:
Beginning units	-	-	2,006,569	2,029,850	753	951	21,348	21,348
Units purchased	23	9	1,159,244	992,569	41	57	-	-
Units redeemed	(23)	(9)	(754,461)	(1,015,850)	(110)	(255)	-	-

Ending units	-	-	2,411,352	2,006,569	684	753	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVOG2		JAGTS2		JAIGS2		AVCD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(692)	(857)	-	(64,891)	-	(442,260)	-	(126,084)
Realized gain (loss) on investments	4,010	3,068	-	814,110	-	2,355,718	-	5,254,486
Change in unrealized gain (loss) on investments	8,707	3,305	-	1,264,910	-	8,375,770	-	(2,195,190)
Reinvested capital gains	4,153	3,480	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,178	8,996	-	2,014,129	-	10,289,228	-	2,933,212

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	733,950	-	1,407,453	-	855,153
Transfers between funds	-	-	-	(12,984,772)	-	(90,931,903)	-	(25,619,835)
Redemptions	(11,361)	(11,463)	-	(694,552)	-	(4,009,784)	-	(923,202)
Annuity benefits	-	-	-	-	-	(7,132)	-	-
Contract maintenance charges (note 2)	(12)	(10)	-	(968)	-	(6,854)	-	(30,995)
Contingent deferred sales charges (note 2)	-	-	-	(706)	-	(22,974)	-	(5,566)
Adjustments to maintain reserves	7	(18)	-	25	-	101,705	-	124

Net equity transactions	(11,366)	(11,491)	-	(12,947,023)	-	(93,469,489)	-	(25,724,321)

Net change in contract owners’ equity	4,812	(2,495)	-	(10,932,894)	-	(83,180,261)	-	(22,791,109)
Contract owners’ equity beginning of period	48,543	51,038	-	10,932,894	-	83,180,261	-	22,791,109

Contract owners’ equity end of period	$53,355	48,543	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,493	4,361	-	921,943	-	4,453,401	-	1,414,528
Units purchased	-	851	-	489,186	-	327,316	-	97,446
Units redeemed	(709)	(1,719)	-	(1,411,129)	-	(4,780,717)	-	(1,511,974)

Ending units	2,784	3,493	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWBFR		VWEMR		VWHAR		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	100,163	-	(59,389)	-	(289,294)	-	91,334
Realized gain (loss) on investments	-	79,263	-	2,130,804	-	(5,416,237)	-	(71,063)
Change in unrealized gain (loss) on investments	-	(149,144)	-	90,670	-	4,221,023	-	39,989
Reinvested capital gains	-	78,829	-	-	-	4,042,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	109,111	-	2,162,085	-	2,557,835	-	60,260

Equity transactions:
Purchase payments received from contract owners (note 3)	-	38,040	-	53,174	-	4,290,359	-	57,621
Transfers between funds	-	(5,709,062)	-	(13,180,281)	-	(58,649,211)	-	(481,685)
Redemptions	-	(267,811)	-	(445,831)	-	(2,686,605)	-	(118,059)
Annuity benefits	-	-	-	(726)	-	(941)	-	-
Contract maintenance charges (note 2)	-	(549)	-	(1,688)	-	(4,761)	-	(215)
Contingent deferred sales charges (note 2)	-	(225)	-	(867)	-	(15,779)	-	(110)
Adjustments to maintain reserves	-	167	-	20,876	-	7,816	-	(29)

Net equity transactions	-	(5,939,440)	-	(13,555,343)	-	(57,059,122)	-	(542,477)

Net change in contract owners’ equity	-	(5,830,329)	-	(11,393,258)	-	(54,501,287)	-	(482,217)
Contract owners’ equity beginning of period	-	5,830,329	-	11,393,258	-	54,501,287	-	482,217

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	399,375	-	551,256	-	3,469,671	-	175,763
Units purchased	-	15,686	-	51,001	-	610,995	-	114,563
Units redeemed	-	(415,061)	-	(602,257)	-	(4,080,666)	-	(290,326)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI4		OVHI		OVHIS		VFMG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	903,824	-	2,990	-	364,521	-	(16,521)
Realized gain (loss) on investments	-	(593,671)	-	(47,209)	-	(6,266,756)	-	(289,770)
Change in unrealized gain (loss) on investments	-	364,056	-	46,555	-	6,166,243	-	349,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	674,209	-	2,336	-	264,008	-	43,458

Equity transactions:
Purchase payments received from contract owners (note 3)	-	147,542	-	-	-	2	-	6,578
Transfers between funds	-	(6,994,776)	-	(20,951)	-	(2,476,910)	-	(2,952,809)
Redemptions	-	(982,492)	-	(4,664)	-	(280,219)	-	(407,306)
Annuity benefits	-	-	-	-	-	(107)	-	-
Contract maintenance charges (note 2)	-	(493)	-	(7)	-	(368)	-	(1,246)
Contingent deferred sales charges (note 2)	-	(626)	-	-	-	(710)	-	(3)
Adjustments to maintain reserves	-	(208)	-	(10)	-	(2,193)	-	(26)

Net equity transactions	-	(7,831,053)	-	(25,632)	-	(2,760,505)	-	(3,354,812)

Net change in contract owners’ equity	-	(7,156,844)	-	(23,296)	-	(2,496,497)	-	(3,311,354)
Contract owners’ equity beginning of period	-	7,156,844	-	23,296	-	2,496,497	-	3,311,354

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	2,632,631	-	7,881	-	642,234	-	293,739
Units purchased	-	763,683	-	-	-	20,641	-	59,437
Units redeemed	-	(3,396,314)	-	(7,881)	-	(662,875)	-	(353,176)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCA2
	2013	2012
Investment activity:
Net investment income (loss)	$-	(32,047)
Realized gain (loss) on investments	-	(342,665)
Change in unrealized gain (loss) on investments	-	1,202,582
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	827,870

Equity transactions:
Purchase payments received from contract owners (note 3)	-	16,827
Transfers between funds	-	(6,145,979)
Redemptions	-	(408,004)
Annuity benefits	-	(371)
Contract maintenance charges (note 2)	-	(729)
Contingent deferred sales charges (note 2)	-	(289)
Adjustments to maintain reserves	-	1,187

Net equity transactions	-	(6,537,358)

Net change in contract owners’ equity	-	(5,709,488)
Contract owners’ equity beginning of period	-	5,709,488

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	490,830
Units purchased	-	49,715
Units redeemed	-	(540,545)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
AMERICAN FUNDS GROUP (THE)
Growth Fund - Class 1 (AFGF)
High-Income Bond Fund - Class 1 (AFHY)
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
STERLING CAPITAL FUNDS
Variable Insurance Funds - Equity Income VIF (BBGI)*
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class III (MLVGA3)
CHARLES SCHWAB FUNDS
Money Market Portfolio(TM) (CHSMM)
DELAWARE GROUP
VIP Value Series: Service Class (DWVVLS)
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
EATON VANCE FUNDS
Floating-Rate Income Fund (ETVFR)
FIDELITY INVESTMENTS
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
INVESCO INVESTMENTS
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Growth Portfolio- Class 1 (OGGO)*
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)*
Intrepid Growth Portfolio- Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)*
JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
LAZARD FUNDS
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
New Discovery Series - Service Class (MNDSC)
Utilities Series - Service Class (MVUSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Real Estate Portfolio - Class II (VKVGR2)
U.S. Real Estate Portfolio - Class I (MSVRE)*
U.S. Real Estate Portfolio - Class II (MSVREB)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
American Century NVIT Growth Fund -Class II (CAF2)
NVIT International Index Fund - Class II (GVIX2)*
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
Invesco NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Real Estate Fund - Class II (NVRE2)
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class II (GVEX2)
NORTHERN LIGHTS
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
PIMCO FUNDS
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*
Real Return Portfolio - Advisor Class (PMVRA)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class II (ACVI2)*
VP International Fund - Class III (ACVI3)*
VP International Fund - Class IV (ACVI4)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)*
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Tail Risk Fund II: Service Shares (FCA2S)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)*
Equity-Income Portfolio - Initial Class (FEIP)
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Initial Class R (FOPR)
VIP Overseas Portfolio - Service Class 2 (FO2)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
Franklin High Income Securities Fund: Class 2 (FTVHI2)
PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Growth Portfolio - I Class Shares (AMTG)*
Guardian Portfolio - I Class Shares (AMGP)*
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
International Growth Fund/VA - Non-Service Shares (OVIG)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)*
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series II Shares (ACEG2)
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Small-Cap Portfolio - Investment Class (ROCSC)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)*
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
WELLS FARGO FUNDS
Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)*
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2013, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2013

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(59)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50%(49)(51)(53)(60)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Trach Charge							1.5%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	-	-	-	0.10%	0.4%(2)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.05%(52)	3.25%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.65%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.65%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%	-	1.50%(49)(51)(53)(60)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)(60)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.50%(49)(51)(53)(60)	1.00%	-	1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)(60)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator		Destination Navigator 2.0		Destination Navigator-NY		Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%		1.30%		1.30%		1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced II	-		-		-		-
One-Year Enhanced	0.20%		0.20%		0.20%		0.20%
One-Month Enhanced II	-		-		-		-
One-Month Enhanced	0.35%		0.35%		-		-
Combination Enhanced II	-		-		-		-
Combination Enhanced	0.45%		0.65%		-		-
Return of Premium	-		-		-		-
Beneficiary Protector II Option	0.35	%(35)	0.35	%(35)	-		-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-		-		1.00	%(40)	1.00	%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00	%(40)	1.00	%(51)(53)(55)	-		-
7% Nationwide Lifetime Income Rider (New York)	-		-		1.00%		1.50	%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-		1.50	%(49)(51)(53)	-		-
10% Nationwide Lifetime Income Rider (New York)	-		-		1.20%		-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%		-		-		-

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.15	%(45)	0.15	%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15	%(41)	0.15	%(51)(53)(56)	-		-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		0.30	%(36)	0.40	%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-		0.40	%(50)(51)(53)(60)	-		-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-		-		-		-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30	%(33)	-				-
Reduced CDSC Option (“Liquidity Option”)	0.50	%(54)	0.50	%(54)	0.50	%(54)	0.50	%(54)

Maximum Variable Account Charges*	4.10	%(44)	4.20	%(52)	3.30	%(43)	3.40	%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19)	No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42)	No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	ALMCS	ALVDAA	ALVDAB	ACVIP1	AFGF	AFHY	AVPAP2
0.40%	$390,472	$-	$28	$-	$76	$-	$-	$80
0.60%	14,075	-	-	-	-	-	-	-
0.65%	246,294	-	-	-	-	-	-	-
0.75%	779,972	-	-	-	-	-	-	-
0.80%	200,220	-	-	-	-	-	-	-
0.85%	989,579	-	-	-	-	-	-	-
0.95%	301,162	1,312	-	-	-	-	-	-
1.05%	287,431	3,316	-	-	-	-	-	-
1.10%	11,218,011	-	-	-	-	-	-	-
1.15%	55,007,345	-	-	909	-	-	-	69,995
1.20%	360,023	-	-	-	-	-	-	-
1.25%	4,945,128	-	-	-	-	-	-	-
1.30%	130,183,410	-	-	2,361	-	150,726	15,199	833,019
1.35%	13,540,208	-	-	958	-	-	-	25,277
1.40%	16,656,708	-	-	185	-	-	-	-
1.45%	5,805,147	-	-	-	-	-	-	-
1.50%	29,303,279	-	-	9,188	-	-	-	260,534
1.55%	38,629,079	-	-	116	-	-	-	-
1.60%	7,077,940	-	-	11,009	-	-	-	52,779
1.65%	10,599,856	-	-	704	-	-	-	24,161
1.70%	3,195,162	-	-	-	-	-	-	-
1.75%	121,024,744	-	-	30,252	-	-	-	706,545
1.80%	8,979,557	-	-	9,486	-	-	-	21,117
1.85%	15,744,008	-	-	849	-	-	-	175,579
1.90%	3,406,564	-	-	-	-	-	-	-
1.95%	22,160,998	-	-	2,006	-	-	-	100,021
2.00%	11,444,499	-	-	3,581	-	-	-	9,342
2.05%	5,298,398	-	-	1,691	-	-	-	42,775
2.10%	7,366,671	-	-	2,848	-	-	-	23,602
2.15%	7,896,237	-	-	121	-	-	-	188
2.20%	9,943,146	-	-	7,029	-	-	-	146,038
2.25%	2,502,317	-	-	652	-	-	-	7,490
2.30%	5,352,696	-	-	3,013	-	-	-	31,405
2.35%	7,919,724	-	-	-	-	-	-	-
2.40%	2,357,565	-	-	-	-	-	-	184
2.45%	1,367,597	-	-	-	-	-	-	-
2.50%	6,761,958	-	-	-	-	-	-	-
2.55%	1,476,450	-	-	2,105	-	-	-	172
2.60%	528,096	-	-	162	-	-	-	-
2.65%	385,565	-	-	78	-	-	-	-
2.70%	635,411	-	-	-	-	-	-	-
2.75%	235,087	-	-	-	-	-	-	-
2.80%	236,689	-	-	-	-	-	-	-
2.85%	170,132	-	-	-	-	-	-	-
2.90%	80,401	-	-	-	-	-	-	-
2.95%	87,769	-	-	-	-	-	-	-
3.00%	82,059	-	-	-	-	-	-	-
3.05%	56,322	-	-	-	-	-	-	-
3.10%	3,429	-	-	-	-	-	-	-
3.20%	483	-	-	-	-	-	-	-
3.25%	1,960	-	-	-	-	-	-	-
3.30%	228	-	-	-	-	-	-	-
3.40%	1,646	-	-	-	-	-	-	-

Totals	$573,238,907	$4,628	$28	$89,303	$76	$150,726	$15,199	$2,530,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	AFGC	MLVGA3	CHSMM	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG

0.40%	$-	$32	$-	$139	$20	$-	$492	$-
0.60%	-	22	-	149	92	-	-	-
0.65%	-	42	63	-	-	-	1,075	-
0.75%	-	3,545	13,771	-	-	-	9,653	-
0.80%	-	445	-	-	-	10,192	-	2,439
0.85%	-	1,330	22,655	-	-	-	21,391	-
0.95%	-	866	32,324	-	-	-	20,067	-
1.05%	-	2,354	33,035	-	-	-	18,014	-
1.10%	-	23,425	-	-	-	-	36,720	-
1.15%	-	108,890	-	-	1,682	-	325,959	-
1.20%	-	595	-	-	-	-	8,362	-
1.25%	-	41,023	-	-	331	-	32,587	-
1.30%	13,147	304,345	-	-	3,556	2,053,263	252,669	437,666
1.35%	-	101,174	2,970	-	797	-	76,106	-
1.40%	-	67,616	-	-	239	969,207	17,088	117,121
1.45%	-	34,879	756	-	41	-	75,150	-
1.50%	-	463,744	-	-	2,639	-	194,488	-
1.55%	-	198,907	48	-	989	-	211,357	-
1.60%	-	272,210	-	-	2,107	-	80,526	-
1.65%	-	77,920	-	-	203	-	59,296	-
1.70%	-	12,320	-	-	-	-	17,147	-
1.75%	-	694,983	-	-	3,307	-	383,501	-
1.80%	-	137,993	-	-	151	-	74,105	-
1.85%	-	64,863	-	-	1,558	-	103,194	-
1.90%	-	13,437	-	-	32	-	14,543	-
1.95%	-	227,588	-	-	1,389	-	72,055	-
2.00%	-	50,003	-	-	254	-	61,219	-
2.05%	-	45,776	-	-	868	-	24,121	-
2.10%	-	60,654	-	-	155	-	31,530	-
2.15%	-	26,980	-	-	280	-	10,366	-
2.20%	-	102,674	-	-	1,303	-	44,462	-
2.25%	-	7,690	-	-	-	-	9,457	-
2.30%	-	47,615	-	-	1,287	-	31,703	-
2.35%	-	9,017	-	-	41	-	13,127	-
2.40%	-	-	-	-	51	-	5,744	-
2.45%	-	2,557	-	-	-	-	3,183	-
2.50%	-	2,481	-	-	85	-	5,696	-
2.55%	-	6,566	-	-	412	-	3,330	-
2.60%	-	3,234	-	-	-	-	148	-
2.65%	-	4,672	-	-	153	-	616	-
2.70%	-	-	-	-	-	-	1,005	-
2.75%	-	-	-	-	-	-	53	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,147	$3,224,467	$105,622	$288	$24,022	$3,032,662	$2,351,956	$557,226

	ETVFR	FRESS2	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	IVBRA1

0.40%	$143	$30	$28	$79	$137	$104	$-	$76
0.60%	79	168	-	59	-	-	-	-
0.65%	-	-	-	126	512	55	-	-
0.75%	-	-	-	1,658	574	209	922	-
0.80%	-	-	-	-	-	-	120	-
0.85%	-	-	-	2,915	1,761	26	206	-
0.95%	-	-	-	-	-	-	754	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	197	3,689	73	4,045	-
1.15%	-	-	1,176	8,301	22,130	1,923	33,456	-
1.20%	-	-	-	-	-	-	481	-
1.25%	-	-	-	226	1,434	34	8,193	-
1.30%	-	-	2,510	61,236	128,490	8,676	45,875	-
1.35%	-	-	153	3,783	8,211	1,312	12,128	-
1.40%	-	-	173	-	683	606	4,309	-
1.45%	-	-	29	785	2,243	-	6,041	-
1.50%	-	-	7,893	15,170	45,629	6,018	16,093	-
1.55%	-	-	386	2,081	20,705	583	35,956	-
1.60%	-	-	4,942	5,384	10,404	3,969	4,696	-
1.65%	-	-	95	3,280	12,370	1,910	6,240	-
1.70%	-	-	23	417	1,938	43	3,409	-
1.75%	-	-	8,949	26,008	72,001	15,894	60,440	-
1.80%	-	-	120	892	6,104	1,556	7,762	-
1.85%	-	-	1,688	6,942	38,225	1,656	7,602	-
1.90%	-	-	-	39	12,915	-	2,215	-
1.95%	-	-	894	6,862	17,413	2,473	20,162	-
2.00%	-	-	155	929	17,238	993	7,122	-
2.05%	-	-	1,038	3,331	16,579	2,686	2,806	-
2.10%	-	-	1,487	1,535	7,769	4,191	23,400	-
2.15%	-	-	42	8	1,727	2,927	7,638	-
2.20%	-	-	3,300	7,474	6,604	2,194	6,018	-
2.25%	-	-	-	70	151	-	1,757	-
2.30%	-	-	150	3,437	16,173	6,950	8,051	-
2.35%	-	-	-	598	5,429	121	9,135	-
2.40%	-	-	-	-	1,813	-	1,419	-
2.45%	-	-	-	-	6,375	751	2,124	-
2.50%	-	-	-	108	1,158	113	5,676	-
2.55%	-	-	-	110	7,777	719	1,406	-
2.60%	-	-	-	-	301	-	231	-
2.65%	-	-	78	408	2,198	373	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	655	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	651	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$222	$198	$35,309	$164,448	$498,860	$69,138	$359,194	$76

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS	MIGSC

0.40%	$-	$-	$3	$990	$14	$-	$14	$-
0.60%	-	-	13	162	-	-	23	-
0.65%	-	-	-	846	-	-	-	-
0.75%	-	-	-	2,299	331	1,419	-	-
0.80%	496	-	-	2,883	423	2,413	-	-
0.85%	-	-	-	7,253	1,214	2,913	-	-
0.95%	-	13,291	-	9,888	4	13,680	-	468
1.05%	-	22,561	-	10,547	235	9,311	-	-
1.10%	-	554	-	22,599	1,173	5,688	-	897
1.15%	-	17,762	-	227,906	13,564	118,233	-	18,951
1.20%	-	77	-	237	-	22	-	983
1.25%	-	12,489	-	20,270	1,330	17,975	-	11,786
1.30%	136,817	178	-	444,072	98,212	326,794	-	409
1.35%	-	262	-	75,670	10,971	39,377	-	2,692
1.40%	40,987	1,353	-	57,841	20,412	70,398	-	1,772
1.45%	-	4,620	-	25,480	4,240	20,376	-	3,285
1.50%	-	8,901	-	108,759	31,163	38,908	-	11,388
1.55%	-	28,177	-	174,685	11,871	127,494	-	18,968
1.60%	-	2,128	-	52,893	15,836	26,090	-	2,844
1.65%	-	66	-	38,475	32,713	23,690	-	2,238
1.70%	-	5,624	-	13,612	1,373	10,804	-	5,165
1.75%	-	17,788	-	431,503	21,125	105,595	-	13,205
1.80%	-	3,143	-	33,482	5,166	34,212	-	4,774
1.85%	-	1,694	-	57,995	5,849	10,151	-	7,261
1.90%	-	736	-	8,267	269	5,521	-	3,497
1.95%	-	1,940	-	84,600	7,485	23,057	-	1,530
2.00%	-	-	-	70,538	1,909	20,614	-	514
2.05%	-	4,230	-	16,727	3,168	3,967	-	4,591
2.10%	-	989	-	40,958	5,718	11,296	-	1,931
2.15%	-	2,584	-	29,567	1,529	7,296	-	1,296
2.20%	-	3,956	-	46,985	12,833	9,028	-	2,432
2.25%	-	-	-	5,593	1,189	1,046	-	46
2.30%	-	-	-	32,639	1,349	2,678	-	302
2.35%	-	-	-	29,551	-	763	-	455
2.40%	-	-	-	10,812	-	226	-	-
2.45%	-	-	-	10,151	745	1,688	-	308
2.50%	-	-	-	18,884	-	109	-	107
2.55%	-	-	-	3,732	2,163	737	-	4
2.60%	-	-	-	1,071	32	62	-	-
2.65%	-	-	-	2,352	352	1,033	-	-
2.70%	-	-	-	1,283	-	-	-	-
2.75%	-	-	-	195	-	-	-	-
2.80%	-	-	-	1,739	-	-	-	32
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	13	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$178,300	$155,103	$16	$2,236,004	$315,960	$1,094,664	$37	$124,131

	MNDSC	MVUSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$211	$28	$2,748	$2,291	$-	$-	$-	$-
0.60%	-	-	-	48	-	-	-	8
0.65%	-	-	1,907	859	-	-	-	-
0.75%	378	-	11,100	7,026	-	-	-	-
0.80%	-	-	634	-	2	-	22	-
0.85%	731	-	15,566	5,983	-	-	-	-
0.95%	-	-	2,206	2,038	-	4,382	-	-
1.05%	-	-	840	1,364	-	1,408	-	-
1.10%	165	-	73,152	4,613	-	4,195	-	154
1.15%	11,633	-	582,476	118,276	-	35,385	-	1,934
1.20%	-	-	5,865	-	-	63	-	-
1.25%	545	-	51,445	5,525	-	5,433	-	1,546
1.30%	33,311	-	541,375	405,073	11,691	-	26,658	-
1.35%	6,859	-	151,400	38,873	-	8,808	-	-
1.40%	9,366	-	101,656	22,449	4,993	2,268	12,947	661
1.45%	4,250	-	77,689	16,288	-	12,256	-	703
1.50%	14,772	-	199,405	120,604	-	15,914	-	4,030
1.55%	11,214	-	529,093	68,278	-	44,714	-	1,724
1.60%	10,235	-	78,638	57,111	-	3,047	-	-
1.65%	3,953	-	155,940	32,942	-	5,039	-	-
1.70%	1,415	-	66,891	3,911	-	13,022	-	440
1.75%	58,492	-	1,457,579	339,917	-	54,169	-	624
1.80%	5,203	-	141,805	15,706	-	6,250	-	239
1.85%	5,913	-	123,166	86,073	-	3,504	-	136
1.90%	697	-	31,083	8,281	-	2,097	-	-
1.95%	30,349	-	209,720	60,842	-	8,100	-	31
2.00%	6,069	-	189,666	41,925	-	7,566	-	-
2.05%	4,930	-	39,751	27,021	-	2,287	-	576
2.10%	7,239	-	94,449	20,127	-	2,608	-	-
2.15%	2,813	-	171,468	8,581	-	2,691	-	-
2.20%	4,353	-	72,897	60,977	-	2,281	-	-
2.25%	141	-	35,342	1,609	-	997	-	-
2.30%	5,480	-	45,328	32,171	-	1,676	-	-
2.35%	1,194	-	158,923	5,761	-	4,842	-	-
2.40%	800	-	51,703	3,389	-	811	-	-
2.45%	339	-	16,824	8,108	-	128	-	-
2.50%	95	-	29,367	4,152	-	9,473	-	-
2.55%	3,446	-	21,839	10,821	-	112	-	-
2.60%	-	-	12,043	2,285	-	477	-	-
2.65%	335	-	2,629	3,360	-	44	-	-
2.70%	-	-	5,045	-	-	77	-	-
2.75%	-	-	1,893	-	-	-	-	-
2.80%	-	-	960	106	-	-	-	-
2.85%	-	-	413	-	-	-	-	-
2.90%	-	-	1,254	-	-	-	-	-
2.95%	-	-	583	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	218	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$246,926	$28	$5,566,013	$1,654,764	$16,686	$266,124	$39,627	$12,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	VKVGR2	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$9	$-	$-	$-	$584	$12,728	$339	$1,525
0.60%	16	-	-	-	62	533	347	59
0.65%	-	-	-	-	1,136	18,956	4,726	584
0.75%	-	-	-	-	2,513	42,189	9,309	2,924
0.80%	-	-	-	1,652	-	948	436	917
0.85%	-	-	-	-	3,442	36,961	6,297	4,899
0.95%	-	-	-	-	4,350	734	4,704	1,712
1.05%	-	-	-	-	5,897	2,226	2,121	1,790
1.10%	-	-	-	-	39,899	1,862,216	413,358	30,709
1.15%	-	-	26	-	360,463	6,987,600	2,159,370	248,074
1.20%	-	-	-	-	713	12,126	6,346	919
1.25%	-	-	-	-	51,269	543,751	111,340	30,304
1.30%	-	145	-	522,886	166,520	14,867,881	4,873,546	451,518
1.35%	-	-	9	-	129,003	1,598,807	482,627	100,678
1.40%	-	311	-	181,226	23,021	310,598	66,247	39,611
1.45%	-	-	-	-	68,568	541,471	194,098	35,300
1.50%	-	-	27	-	99,428	3,868,989	1,143,759	184,877
1.55%	-	-	-	-	336,073	4,456,191	1,443,059	220,323
1.60%	-	-	-	-	29,181	422,363	72,532	76,870
1.65%	-	-	-	-	68,592	1,214,706	329,955	52,018
1.70%	-	-	-	-	38,255	298,867	113,925	17,462
1.75%	520	-	-	-	462,742	15,854,629	4,345,723	538,084
1.80%	-	-	-	-	63,736	739,049	222,709	51,880
1.85%	-	-	-	-	69,889	2,129,530	836,881	64,263
1.90%	-	-	-	-	24,846	257,487	172,413	13,534
1.95%	221	-	-	-	65,589	2,949,883	816,973	102,699
2.00%	-	-	-	-	44,248	1,273,765	365,704	48,894
2.05%	-	-	-	-	29,170	575,555	312,750	18,685
2.10%	293	-	-	-	39,880	841,713	229,862	54,297
2.15%	-	-	-	-	34,830	336,776	196,689	18,681
2.20%	248	-	-	-	39,991	1,280,639	356,778	39,036
2.25%	-	-	-	-	8,829	248,150	179,339	6,913
2.30%	-	-	-	-	40,299	566,472	287,876	24,585
2.35%	-	-	-	-	34,619	586,759	515,104	15,722
2.40%	-	-	-	-	9,791	207,651	164,857	5,208
2.45%	-	-	-	-	16,813	173,975	70,538	6,468
2.50%	-	-	-	-	30,457	931,580	888,050	19,143
2.55%	161	-	-	-	5,580	167,611	69,849	2,783
2.60%	-	-	-	-	2,235	35,788	33,169	1,205
2.65%	-	-	-	-	4,777	46,484	36,030	2,456
2.70%	-	-	-	-	1,790	69,632	65,569	659
2.75%	-	-	-	-	62	20,185	16,817	159
2.80%	-	-	-	-	1,362	39,253	10,030	517
2.85%	-	-	-	-	1,434	20,162	20,314	-
2.90%	-	-	-	-	93	7,807	6,577	43
2.95%	-	-	-	-	398	9,910	9,663	190
3.00%	-	-	-	-	-	2,337	2,281	-
3.05%	-	-	-	-	-	5,352	5,223	-
3.10%	-	-	-	-	-	800	781	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	653	634	-
3.30%	-	-	-	-	33	-	23	16
3.40%	-	-	-	-	-	-	-	-

	$1,468	$456	$62	$705,764	$2,462,462	$66,480,428	$21,677,647	$2,539,193

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6

0.40%	$993	$437	$-	$-	$19	$-	$-	$-
0.60%	514	964	-	-	-	-	-	-
0.65%	337	5,457	-	-	-	-	-	-
0.75%	2,689	11,899	-	491	-	-	-	1,017
0.80%	1,761	363	-	626	40	-	984	-
0.85%	7,783	8,584	-	1,502	-	-	-	1,607
0.95%	2,178	2,230	600	4,948	-	-	-	1,181
1.05%	2,944	404	112	2,249	-	-	-	1,073
1.10%	62,707	406,615	344	4,145	-	-	-	4,589
1.15%	406,716	2,218,048	14,608	169,935	-	3,492	-	105,699
1.20%	1,206	5,826	649	144	-	455	-	243
1.25%	36,481	105,648	7,938	16,857	-	1,401	-	12,248
1.30%	617,439	5,160,451	15	169,054	973	-	210,820	37,750
1.35%	145,188	521,497	4,271	43,097	-	-	-	33,758
1.40%	64,182	38,359	1,151	53,483	1,434	651	38,749	3,958
1.45%	61,326	182,760	3,337	45,879	-	359	-	27,164
1.50%	300,151	1,279,785	2,655	108,450	-	281	-	72,326
1.55%	386,824	1,491,742	24,662	160,688	-	3,685	-	89,007
1.60%	148,860	157,697	2,271	75,773	-	-	-	55,174
1.65%	89,677	337,300	411	36,251	-	-	-	32,439
1.70%	36,495	102,594	4,431	10,553	-	691	-	4,593
1.75%	858,526	4,592,267	5,395	138,482	-	60	-	111,600
1.80%	87,469	219,751	2,731	73,314	-	381	-	20,612
1.85%	111,332	898,451	3,087	53,456	-	1,048	-	20,982
1.90%	31,957	177,820	508	8,532	-	536	-	3,207
1.95%	178,014	881,017	214	24,131	-	555	-	41,749
2.00%	108,633	402,936	132	24,580	-	-	-	17,182
2.05%	58,114	331,336	268	6,010	-	77	-	6,293
2.10%	56,268	233,395	-	8,969	-	-	-	39,727
2.15%	31,927	211,121	394	6,936	-	257	-	6,944
2.20%	76,800	398,341	-	44,382	-	422	-	37,973
2.25%	10,267	194,583	-	4,586	-	1	-	3,287
2.30%	30,384	324,962	-	16,427	-	-	-	7,904
2.35%	36,238	536,769	-	2,063	-	-	-	1,838
2.40%	3,858	170,260	-	184	-	-	-	327
2.45%	8,043	79,942	-	2,938	-	-	-	4,549
2.50%	31,701	915,394	-	-	-	-	-	571
2.55%	5,723	76,921	-	11,407	-	-	-	4,616
2.60%	2,960	35,922	-	-	-	-	-	2,951
2.65%	10,362	37,614	-	301	-	-	-	1,954
2.70%	3,052	66,588	-	-	-	-	-	-
2.75%	1,110	15,720	-	31	-	-	-	-
2.80%	960	12,038	-	2,586	-	-	-	1,065
2.85%	778	20,236	-	-	-	-	-	-
2.90%	77	6,873	-	-	-	-	-	-
2.95%	136	10,260	-	-	-	-	-	-
3.00%	-	2,423	-	-	-	-	-	-
3.05%	-	5,550	-	-	-	-	-	-
3.10%	-	830	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	673	-	-	-	-	-	-
3.30%	16	16	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,121,156	$22,898,669	$80,184	$1,333,440	$2,466	$14,352	$250,553	$819,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GIG	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2

0.40%	$11	$-	$136	$-	$269	$-	$214	$-
0.60%	81	-	-	-	-	-	-	-
0.65%	-	-	30	-	116	-	1,765	-
0.75%	-	-	371	-	1,016	-	5,404	690
0.80%	25	1,096	-	3,290	-	173	-	164
0.85%	-	-	2,518	-	1,041	-	9,578	767
0.95%	-	-	227	-	89	-	-	-
1.05%	-	-	400	-	4	-	352	-
1.10%	-	-	7,823	-	8,008	-	36,366	1,639
1.15%	-	-	47,236	-	35,245	-	299,190	60,428
1.20%	-	-	-	-	156	-	4,353	-
1.25%	-	-	3,609	-	9,366	-	18,907	4,197
1.30%	117	202,766	40,859	705,753	83,123	32,050	85,852	35,684
1.35%	-	-	12,868	-	10,993	-	61,690	12,466
1.40%	379	119,630	1,981	381,149	2,322	7,724	38,243	3,650
1.45%	-	-	12,684	-	2,410	-	33,675	2,798
1.50%	-	-	28,092	-	34,893	-	68,069	35,990
1.55%	-	-	39,103	-	47,786	-	297,138	36,465
1.60%	-	-	11,568	-	14,489	-	19,701	26,720
1.65%	-	-	6,867	-	10,210	-	87,837	9,025
1.70%	-	-	2,953	-	2,036	-	38,288	3,655
1.75%	-	-	92,731	-	96,534	-	779,753	142,494
1.80%	-	-	7,607	-	13,524	-	73,134	8,675
1.85%	-	-	10,245	-	12,335	-	51,792	4,604
1.90%	-	-	4,263	-	2,792	-	10,156	197
1.95%	-	-	17,820	-	37,103	-	95,533	31,283
2.00%	-	-	10,866	-	17,648	-	120,702	18,733
2.05%	-	-	2,401	-	14,295	-	31,796	2,751
2.10%	-	-	9,650	-	7,813	-	60,052	42,343
2.15%	-	-	1,578	-	4,041	-	131,887	1,075
2.20%	-	-	5,548	-	18,404	-	56,462	20,368
2.25%	-	-	1,443	-	406	-	21,454	1,175
2.30%	-	-	9,827	-	9,738	-	19,347	4,073
2.35%	-	-	4,879	-	6,554	-	121,641	1,992
2.40%	-	-	1,650	-	2,543	-	39,252	-
2.45%	-	-	130	-	1,674	-	8,244	240
2.50%	-	-	2,110	-	1,175	-	4,749	186
2.55%	-	-	2,124	-	2,170	-	13,340	5,835
2.60%	-	-	22	-	-	-	4,038	50,261
2.65%	-	-	531	-	1,874	-	1,783	412
2.70%	-	-	-	-	-	-	4,147	-
2.75%	-	-	481	-	39	-	1,563	-
2.80%	-	-	-	-	9,489	-	11,404	-
2.85%	-	-	-	-	-	-	401	-
2.90%	-	-	-	-	-	-	1,147	-
2.95%	-	-	-	-	-	-	558	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	196	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	39	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$613	$323,492	$405,231	$1,090,192	$523,723	$39,947	$2,771,192	$571,035

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.40%	$790	$6,931	$-	$6,547	$-	$1,651	$-	$131
0.60%	-	274	-	71	-	26	-	-
0.65%	7,744	31,462	3,914	12,576	-	2,928	-	1,511
0.75%	21,838	31,835	16,840	66,277	16,521	18,622	-	6,102
0.80%	35	19	14	110	66	-	84	-
0.85%	52,005	100,148	11,404	50,462	4,028	34,696	-	10,217
0.95%	-	-	-	-	-	-	-	1,528
1.05%	-	-	-	-	-	-	-	2,269
1.10%	1,052,406	1,076,935	377,475	1,440,018	118,437	443,119	-	38,384
1.15%	1,976,283	4,063,110	927,756	3,759,458	896,936	1,119,189	-	192,855
1.20%	28,830	10,903	10,660	33,443	-	2,707	-	3,379
1.25%	221,353	309,235	114,358	289,632	44,797	101,393	-	17,418
1.30%	7,290,278	8,489,195	2,419,226	8,921,600	145,165	2,676,713	26,140	58,388
1.35%	413,754	1,039,096	196,073	1,056,079	225,466	264,734	-	40,604
1.40%	61,895	16,222	61,710	105,735	43,839	43,820	12,710	29,193
1.45%	157,200	249,852	91,007	285,964	82,639	103,288	-	27,980
1.50%	1,841,287	2,423,123	592,690	2,424,602	179,584	662,841	-	55,360
1.55%	1,126,828	1,966,197	819,821	2,151,822	736,885	845,881	-	174,644
1.60%	161,582	71,648	87,583	260,684	75,868	76,622	-	26,752
1.65%	350,848	484,522	238,972	659,645	216,650	212,868	-	63,706
1.70%	54,979	171,023	18,272	120,781	37,628	42,638	-	31,760
1.75%	5,462,966	12,079,551	2,716,600	10,149,698	1,539,372	2,632,330	-	540,842
1.80%	209,751	323,200	287,278	461,012	147,117	245,216	-	60,643
1.85%	899,558	1,145,178	479,510	1,156,804	80,770	518,125	-	30,437
1.90%	180,993	387,416	46,312	179,015	52,516	81,231	-	5,016
1.95%	956,684	2,630,628	499,131	1,841,157	249,891	448,948	-	65,314
2.00%	404,474	590,207	429,746	811,067	321,250	185,115	-	71,898
2.05%	203,586	343,689	107,671	332,057	64,437	61,161	-	15,542
2.10%	234,507	598,338	277,126	477,968	85,377	163,872	-	30,233
2.15%	211,148	460,770	56,507	283,927	293,492	80,610	-	73,925
2.20%	439,048	737,898	276,313	837,350	110,517	183,133	-	23,962
2.25%	127,500	45,016	33,290	77,125	50,709	56,302	-	19,480
2.30%	276,268	417,723	141,766	317,740	124,405	131,311	-	6,959
2.35%	583,533	383,640	82,111	193,348	151,061	57,200	-	84,785
2.40%	113,648	97,584	34,010	62,840	40,117	19,783	-	22,764
2.45%	110,521	115,819	31,253	65,703	14,365	35,636	-	8,480
2.50%	1,489,620	176,698	63,360	137,359	47,169	98,596	-	5,285
2.55%	49,317	151,340	19,204	69,103	1,357	5,460	-	6,254
2.60%	32,318	829	10,804	20,849	6,235	20,659	-	3,099
2.65%	8,768	12,947	7,151	12,302	9,050	11,594	-	406
2.70%	173,587	9,749	3,700	15,507	1,609	44,392	-	2,476
2.75%	5,791	2,454	52,123	23,931	-	5,519	-	1,886
2.80%	-	-	3,004	734	2,065	-	-	828
2.85%	33,988	-	4,624	13,347	-	9,657	-	310
2.90%	-	-	-	-	3,190	3,902	-	919
2.95%	5,216	4,466	-	5,989	-	26,051	-	181
3.00%	618	1,407	-	1,550	-	-	-	-
3.05%	7,670	-	3,333	8,353	3,394	-	-	190
3.10%	1,018	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	1,646	-	-	-	-

	$27,042,031	$41,258,277	$11,653,702	$39,202,987	$6,223,974	$11,779,539	$38,934	$1,864,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVLCP2	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA

0.40%	$147	$-	$3	$202	$9	$968	$-	$465
0.60%	44	-	-	-	33	-	-	-
0.65%	621	-	1,282	2,216	-	911	261	-
0.75%	1,167	-	2,519	8,811	-	1,451	654	1,007
0.80%	617	27,888	-	3,489	5,694	-	250	5,232
0.85%	1,061	-	7,461	11,428	-	579	3,765	2,656
0.95%	157	-	2,050	10,722	-	-	1,233	1,111
1.05%	767	-	3,469	10,568	-	80	1,319	2,138
1.10%	10,893	-	33,785	52,545	-	2,004	30,415	11,031
1.15%	58,037	-	299,940	584,298	-	27,252	51,994	286,468
1.20%	-	-	4,365	5,445	-	-	115	7,117
1.25%	8,872	-	19,637	52,785	-	739	1,414	55,704
1.30%	154,738	1,249,204	29,130	882,659	336,601	104,432	61,100	106,645
1.35%	16,980	-	66,918	137,801	-	8,994	8,435	95,195
1.40%	16,553	432,338	36,763	398,764	105,947	10,341	7,047	66,735
1.45%	4,136	-	30,260	82,698	-	3,570	8,089	27,352
1.50%	57,629	-	47,193	100,853	-	35,529	20,999	179,041
1.55%	62,539	-	311,585	494,239	-	8,335	27,313	212,604
1.60%	13,501	-	11,326	60,408	-	16,132	11,077	70,073
1.65%	23,902	-	82,557	122,150	-	15,696	5,450	132,745
1.70%	3,789	-	42,786	57,930	-	1,661	1,187	42,891
1.75%	161,846	-	758,846	998,528	-	131,037	57,236	792,914
1.80%	13,199	-	72,100	122,703	-	1,719	6,753	50,186
1.85%	42,478	-	30,695	67,555	-	28,991	11,058	69,976
1.90%	2,053	-	7,882	18,583	-	2,538	1,508	80,147
1.95%	29,463	-	79,100	149,943	-	20,661	15,465	219,945
2.00%	9,505	-	109,555	149,263	-	10,886	16,714	122,479
2.05%	2,736	-	18,833	34,167	-	5,640	3,753	153,326
2.10%	11,131	-	41,708	51,380	-	9,068	2,496	100,804
2.15%	5,858	-	134,833	136,055	-	2,460	1,362	316,091
2.20%	17,064	-	25,699	60,980	-	8,119	10,457	38,183
2.25%	498	-	22,893	25,320	-	2,698	1,361	170,941
2.30%	14,786	-	10,740	29,079	-	12,156	3,225	91,412
2.35%	4,257	-	130,415	146,120	-	408	5,498	255,661
2.40%	469	-	39,550	43,094	-	15	89	54,347
2.45%	142	-	8,446	8,516	-	42	1,378	23,809
2.50%	2,554	-	5,552	22,539	-	1,686	969	57,475
2.55%	102	-	9,208	10,306	-	8,231	1,358	63,945
2.60%	856	-	6,092	5,857	-	-	49	14,974
2.65%	410	-	636	6,244	-	255	-	10,241
2.70%	1,886	-	5,739	6,476	-	-	-	485
2.75%	-	-	1,918	6,157	-	-	7	163
2.80%	-	-	885	1,449	-	374	-	15,822
2.85%	-	-	438	346	-	-	-	157
2.90%	-	-	1,163	1,192	-	-	-	1,434
2.95%	-	-	556	532	-	-	-	-
3.00%	-	-	-	-	-	-	-	10,471
3.05%	-	-	200	214	-	-	-	5,821
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	39	37	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$757,443	$1,709,430	$2,556,750	$5,182,646	$448,284	$485,658	$382,853	$4,027,419

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$3,765	$7,838	$-	$4,429	$10	$3,555	$710	$2,548
0.60%	26	201	-	39	-	-	10	-
0.65%	4,812	41,033	10,666	34,162	3,223	9,738	1,047	2,541
0.75%	31,358	87,294	20,041	58,459	10,808	22,846	3,131	23,734
0.80%	45	192	259	5,549	10,332	1,755	2,224	9,563
0.85%	44,393	102,363	18,895	63,032	11,020	25,719	10,330	16,130
0.95%	-	1	139	7,919	8,236	4,463	2,548	5,256
1.05%	844	458	1,503	6,201	12,032	1,733	2,560	2,347
1.10%	254,796	345,690	194,233	917,450	217,489	237,167	7,752	69,970
1.15%	898,169	1,779,218	1,056,345	5,123,942	2,998,596	1,469,187	174,680	1,060,543
1.20%	2,993	1,790	14,986	21,841	43,650	5,449	1,936	8,096
1.25%	71,384	75,409	59,637	406,898	223,495	132,585	22,769	110,838
1.30%	4,875,104	5,650,955	2,450,204	6,367,976	338,042	2,284,326	479,652	2,061,886
1.35%	174,236	399,104	180,525	952,406	619,493	336,513	50,886	227,515
1.40%	21,671	12,098	130,589	811,185	348,252	210,533	119,520	741,495
1.45%	18,847	166,675	111,950	365,253	255,503	165,980	48,858	130,695
1.50%	1,048,108	1,192,769	642,716	1,758,071	402,311	543,181	65,256	402,744
1.55%	331,866	771,876	642,093	3,258,720	2,346,533	933,845	142,636	952,616
1.60%	89,636	64,120	142,271	408,559	158,003	139,440	43,487	276,515
1.65%	154,687	262,069	181,078	840,594	576,086	338,866	22,308	184,063
1.70%	14,457	43,097	22,111	278,764	216,230	61,355	15,122	50,291
1.75%	2,578,322	5,641,639	2,264,899	9,917,492	4,663,435	2,747,207	261,491	1,517,006
1.80%	92,195	115,695	272,171	670,615	383,870	195,951	47,742	208,932
1.85%	322,489	627,717	431,349	910,727	233,898	276,626	42,985	285,044
1.90%	88,486	21,482	43,576	385,685	328,803	159,661	7,547	36,485
1.95%	478,104	1,127,878	233,908	1,456,093	792,245	332,116	57,965	238,668
2.00%	140,840	211,902	394,798	854,739	525,391	286,286	25,582	185,580
2.05%	125,369	95,402	116,281	398,410	249,958	85,458	13,255	105,512
2.10%	100,129	274,343	102,431	500,903	291,218	154,524	28,099	99,437
2.15%	130,355	122,071	86,864	1,164,588	1,006,410	198,154	12,602	62,790
2.20%	305,426	312,676	270,922	477,677	151,255	194,096	32,194	176,021
2.25%	54,501	14,638	28,507	287,402	156,794	166,008	7,218	17,164
2.30%	132,013	114,422	118,174	309,766	178,762	112,153	10,362	83,916
2.35%	192,193	60,928	66,812	907,874	613,697	303,946	13,329	53,180
2.40%	52,493	12,572	18,434	233,157	188,725	108,401	4,065	24,123
2.45%	10,380	29,643	15,148	75,252	53,197	14,078	4,254	21,369
2.50%	245,910	25,316	55,267	477,417	125,935	329,962	6,712	39,877
2.55%	15,195	26,251	27,498	93,197	71,116	68,306	3,920	17,172
2.60%	27,744	-	11,179	36,773	29,580	8,972	185	2,398
2.65%	8,231	578	15,115	19,024	5,893	6,060	1,024	4,364
2.70%	15,062	-	3,380	47,626	8,879	16,102	-	2,437
2.75%	108	-	4,656	17,270	9,219	2,867	17	3,931
2.80%	5,315	-	4,599	5,378	9,211	1,597	-	658
2.85%	4,352	-	-	9,832	11,986	4,866	-	1,003
2.90%	3,753	-	-	12,948	14,306	4,139	-	230
2.95%	286	-	-	-	2,244	897	-	83
3.00%	-	4,032	-	29,672	8,957	18,311	-	-
3.05%	5,337	-	-	931	1,900	927	-	41
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	6
3.40%	-	-	-	-	-	-	-	-

	$13,175,785	$19,843,435	$10,466,209	$40,991,897	$18,916,228	$12,725,907	$1,797,970	$9,526,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1

0.40%	$-	$142	$-	$-	$263	$-	$199	$-
0.60%	-	-	-	-	-	-	73	-
0.65%	-	1,304	-	-	353	-	866	-
0.75%	-	3,894	-	-	3,027	-	5,254	-
0.80%	1,510	-	-	167	-	1,339	-	356
0.85%	-	6,247	-	-	1,479	-	3,008	-
0.95%	-	510	183	-	2,503	-	2,953	-
1.05%	-	1,876	-	-	1,364	-	3,129	-
1.10%	-	34,269	-	-	21,753	-	18,525	-
1.15%	-	296,413	1,418	-	132,328	-	219,881	-
1.20%	-	4,564	-	-	1,091	-	3,217	-
1.25%	-	20,502	139	-	8,275	-	29,313	-
1.30%	306,612	68,749	-	45,567	96,843	105,287	66,821	36,279
1.35%	-	68,156	-	-	24,200	-	52,313	-
1.40%	142,389	34,681	214	21,332	5,430	25,511	20,417	19,238
1.45%	-	41,624	167	-	13,233	-	32,737	-
1.50%	-	66,397	844	-	48,126	-	83,587	-
1.55%	-	302,344	1,670	-	105,305	-	254,889	-
1.60%	-	15,465	237	-	11,903	-	31,789	-
1.65%	-	81,790	-	-	24,165	-	60,053	-
1.70%	-	40,577	71	-	14,346	-	28,293	-
1.75%	-	772,718	85	-	231,093	-	427,912	-
1.80%	-	69,513	270	-	13,444	-	58,027	-
1.85%	-	39,419	502	-	22,455	-	42,519	-
1.90%	-	7,751	-	-	10,512	-	9,616	-
1.95%	-	93,201	33	-	44,375	-	66,348	-
2.00%	-	115,613	-	-	23,680	-	71,101	-
2.05%	-	20,052	1,744	-	10,866	-	24,887	-
2.10%	-	43,771	249	-	14,099	-	36,319	-
2.15%	-	141,375	-	-	8,252	-	67,669	-
2.20%	-	30,360	-	-	18,581	-	42,154	-
2.25%	-	20,008	-	-	3,069	-	14,509	-
2.30%	-	12,021	-	-	14,555	-	22,352	-
2.35%	-	124,082	-	-	13,427	-	50,891	-
2.40%	-	40,709	-	-	3,678	-	20,839	-
2.45%	-	11,030	-	-	3,808	-	11,363	-
2.50%	-	5,118	-	-	12,600	-	6,557	-
2.55%	-	11,565	-	-	1,494	-	6,951	-
2.60%	-	3,547	-	-	1,487	-	2,046	-
2.65%	-	1,389	-	-	1,614	-	2,750	-
2.70%	-	4,950	-	-	307	-	1,897	-
2.75%	-	1,696	-	-	330	-	791	-
2.80%	-	1,189	-	-	1,189	-	336	-
2.85%	-	409	-	-	-	-	148	-
2.90%	-	1,125	-	-	65	-	503	-
2.95%	-	638	-	-	-	-	252	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	186	-	-	-	-	76	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	54	-	-	-	-	19	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	11	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$450,511	$2,662,993	$7,826	$67,066	$970,978	$132,137	$1,906,149	$55,873

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$245	$-	$96	$8	$38	$-	$10	$-
0.60%	26	-	-	-	-	-	-	-
0.65%	524	-	683	-	1,119	-	-	-
0.75%	4,995	-	2,191	-	4,994	-	139	-
0.80%	29	6,735	-	-	1,892	487	-	2,546
0.85%	521	-	4,127	-	4,551	-	1,170	-
0.95%	1,100	-	4,685	-	43	-	343	-
1.05%	20	-	1,456	-	-	-	-	-
1.10%	10,362	-	29,001	-	27,309	-	2,346	-
1.15%	83,139	-	243,448	-	209,337	-	38,122	-
1.20%	1,708	-	3,251	-	2,755	-	-	-
1.25%	16,552	-	26,671	-	17,464	-	6,435	-
1.30%	103,784	2,086,673	74,706	-	1,762,806	70,854	22,269	363,777
1.35%	21,854	-	66,187	-	52,859	-	6,510	-
1.40%	8,761	420,851	24,355	-	538,127	15,601	3,107	132,942
1.45%	12,494	-	36,910	-	25,988	-	8,698	-
1.50%	78,655	-	64,834	-	50,701	-	19,959	-
1.55%	98,875	-	244,704	-	224,372	-	38,468	-
1.60%	24,769	-	20,365	-	16,277	-	9,274	-
1.65%	23,070	-	76,957	-	62,551	-	10,286	-
1.70%	20,465	-	34,944	-	27,744	-	7,990	-
1.75%	147,341	-	516,040	-	544,034	-	56,512	-
1.80%	33,887	-	56,550	-	49,973	-	9,166	-
1.85%	28,490	-	41,056	-	24,521	-	15,573	-
1.90%	1,937	-	13,101	-	7,731	-	2,103	-
1.95%	37,220	-	74,467	-	80,659	-	15,985	-
2.00%	23,417	-	77,632	-	85,835	-	8,866	-
2.05%	11,689	-	15,229	-	25,596	-	3,273	-
2.10%	16,973	-	32,701	-	34,201	-	12,674	-
2.15%	7,630	-	84,093	-	96,118	-	2,431	-
2.20%	13,410	-	24,692	-	24,102	-	13,104	-
2.25%	4,627	-	12,634	-	14,834	-	256	-
2.30%	10,282	-	10,394	-	11,061	-	2,496	-
2.35%	3,675	-	77,746	-	83,960	-	4,445	-
2.40%	3,432	-	26,459	-	27,571	-	494	-
2.45%	9,057	-	11,121	-	5,912	-	994	-
2.50%	12,133	-	8,643	-	8,968	-	2,549	-
2.55%	849	-	6,966	-	7,695	-	160	-
2.60%	393	-	4,129	-	2,893	-	245	-
2.65%	3,090	-	671	-	580	-	606	-
2.70%	225	-	2,493	-	3,212	-	-	-
2.75%	35	-	1,629	-	1,042	-	-	-
2.80%	896	-	762	-	9,844	-	526	-
2.85%	-	-	198	-	264	-	-	-
2.90%	-	-	610	-	816	-	-	-
2.95%	-	-	322	-	392	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	91	-	133	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	24	-	34	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$882,636	$2,514,259	$2,060,024	$8	$4,182,908	$86,942	$327,584	$499,265

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$62	$1	$50	$1,237	$394	$-	$35	$810
0.60%	-	368	-	72	100	-	-	78
0.65%	103	-	8	1,690	160	-	796	2,753
0.75%	2,192	-	397	6,245	4,957	-	1,304	5,831
0.80%	-	6,063	-	1,107	36	11,519	-	73
0.85%	89	-	2,131	5,396	2,859	-	3,130	9,310
0.95%	1,417	-	4,624	4,464	694	-	3,513	13
1.05%	360	-	2,654	2,812	699	-	5,686	137
1.10%	2,134	-	7,142	28,936	26,992	-	26,667	59,380
1.15%	64,631	-	129,024	243,186	135,203	-	592,559	406,272
1.20%	214	-	497	221	418	-	4,695	4,334
1.25%	19,738	-	28,970	28,181	6,681	-	143,707	24,141
1.30%	30,813	709,627	55,257	504,796	163,938	3,285,547	78,990	410,568
1.35%	20,318	-	53,968	70,636	27,037	-	240,884	87,363
1.40%	4,836	321,918	6,945	55,736	21,632	1,371,828	50,533	38,950
1.45%	16,970	-	34,074	69,416	28,906	-	117,073	37,650
1.50%	25,868	-	41,766	172,458	86,258	-	156,749	139,096
1.55%	60,271	-	93,157	205,229	107,181	-	626,610	365,107
1.60%	15,863	-	12,226	54,868	53,721	-	55,135	17,937
1.65%	14,238	-	18,041	54,833	28,617	-	103,891	106,517
1.70%	7,420	-	21,278	12,844	15,867	-	56,896	43,117
1.75%	65,310	-	88,973	535,780	272,083	-	480,354	1,100,226
1.80%	14,223	-	17,719	46,014	38,678	-	146,797	88,505
1.85%	12,374	-	12,656	120,654	49,302	-	116,437	87,900
1.90%	3,430	-	8,507	18,525	13,242	-	25,695	9,242
1.95%	32,475	-	16,508	129,384	47,148	-	102,041	177,941
2.00%	12,288	-	14,046	57,823	25,435	-	93,919	142,792
2.05%	7,566	-	4,784	55,208	20,287	-	34,457	28,818
2.10%	9,375	-	6,765	35,187	30,170	-	61,220	73,572
2.15%	3,256	-	6,627	16,915	12,610	-	67,730	151,407
2.20%	7,399	-	7,484	63,017	32,232	-	53,124	64,677
2.25%	974	-	529	8,550	4,850	-	17,963	20,963
2.30%	7,314	-	7,159	55,817	28,274	-	33,489	34,399
2.35%	2,064	-	1,554	51,283	23,067	-	31,865	133,934
2.40%	549	-	680	4,788	8,110	-	24,268	42,015
2.45%	3,230	-	204	25,219	9,539	-	6,140	16,213
2.50%	994	-	850	43,418	48,214	-	10,255	6,603
2.55%	2,289	-	2,571	5,518	4,659	-	1,515	11,091
2.60%	240	-	50	5,298	1,365	-	2,326	3,653
2.65%	1,149	-	120	5,345	2,605	-	1,624	1,677
2.70%	252	-	49	503	2,307	-	443	5,661
2.75%	-	-	-	261	2,024	-	141	1,635
2.80%	792	-	276	2,295	567	-	853	1,077
2.85%	-	-	390	1,887	753	-	-	423
2.90%	28	-	4	-	118	-	-	1,155
2.95%	-	-	146	264	197	-	122	665
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	187
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	54
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	16	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$475,108	$1,037,977	$710,860	$2,813,316	$1,390,202	$4,668,894	$3,581,631	$3,965,922

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NCPG2	NCPGI2	IDPG2

0.40%	$99	$171	$-	$13	$-	$10	$180	$61
0.60%	85	-	-	-	53	190	-	53
0.65%	-	558	-	75	-	-	-	-
0.75%	-	3,331	-	2,254	-	-	-	-
0.80%	-	532	5,191	-	-	-	-	-
0.85%	-	2,090	-	5,856	-	-	-	-
0.95%	-	43	-	7,340	-	-	-	-
1.05%	-	1,645	-	1,602	-	-	-	-
1.10%	-	31,782	-	5,199	-	-	-	-
1.15%	-	233,279	-	209,072	-	24,934	4,918	9,989
1.20%	-	1,767	-	663	-	-	-	-
1.25%	-	28,794	-	27,799	-	-	-	-
1.30%	-	291,200	565,783	46,875	-	348,874	162,369	213,714
1.35%	-	56,660	-	53,203	-	4,213	2,039	405
1.40%	-	35,039	255,614	8,403	-	-	-	58
1.45%	-	26,555	-	35,452	-	-	-	-
1.50%	-	154,215	-	89,784	-	79,898	39,236	30,673
1.55%	-	249,478	-	165,282	-	6,828	26	-
1.60%	-	39,430	-	65,637	-	8,721	6,039	4,525
1.65%	-	60,484	-	25,577	-	8,161	9,608	2,012
1.70%	-	47,010	-	12,268	-	-	-	-
1.75%	-	560,637	-	121,966	-	172,514	71,077	104,824
1.80%	-	61,687	-	34,816	-	15,361	10,593	4,332
1.85%	-	75,274	-	38,580	-	49,270	22,069	26,658
1.90%	-	13,466	-	11,698	-	-	-	-
1.95%	-	93,830	-	28,551	-	37,305	10,019	17,156
2.00%	-	76,519	-	27,557	-	749	2,103	255
2.05%	-	23,493	-	9,577	-	3,458	3,798	3,671
2.10%	-	31,058	-	22,123	-	1,583	3,451	1,226
2.15%	-	59,381	-	11,581	-	224	246	204
2.20%	-	56,423	-	46,842	-	30,873	22,460	18,882
2.25%	-	8,965	-	4,418	-	2,877	696	695
2.30%	-	20,169	-	10,605	-	30,833	5,064	7,278
2.35%	-	56,106	-	612	-	-	-	-
2.40%	-	17,470	-	1,524	-	-	-	-
2.45%	-	8,107	-	1,506	-	-	-	-
2.50%	-	12,893	-	-	-	-	-	-
2.55%	-	5,485	-	3,608	-	132	797	132
2.60%	-	1,877	-	28	-	-	-	-
2.65%	-	3,280	-	102	-	-	5,824	-
2.70%	-	3,191	-	-	-	-	-	-
2.75%	-	510	-	-	-	-	-	-
2.80%	-	492	-	1,967	-	-	-	-
2.85%	-	137	-	-	-	-	-	-
2.90%	-	322	-	-	-	-	-	-
2.95%	-	243	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	44	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	20	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$184	$2,455,142	$826,588	$1,140,015	$53	$827,008	$382,612	$446,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	IDPGI2	NVSIX2	GVEX2	NOTB4	NOTG4	NOTMG4	PMVRA	ALVBWB

0.40%	$22	$29	$197	$-	$-	$-	$27	$1,433
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	7	-	-	-	-	-
1.15%	8,573	1,076	6,256	-	-	1,047	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	191	1,072	-	-	-	-	-
1.30%	128,565	5,589	28,648	12,772	396	1,385	-	-
1.35%	555	366	2,857	49	-	388	-	-
1.40%	-	612	1,064	-	-	-	-	-
1.45%	-	19	1,275	-	-	-	-	-
1.50%	30,547	5,137	21,120	9,621	3,752	1,284	-	-
1.55%	-	362	4,946	-	-	-	-	-
1.60%	1,969	5,206	16,819	304	645	564	-	-
1.65%	1,370	424	2,446	128	15,560	135	-	-
1.70%	-	-	59	-	-	-	-	-
1.75%	85,721	8,181	43,654	7,651	11,655	8,273	-	-
1.80%	2,092	931	2,584	42	4	-	-	-
1.85%	16,595	2,168	9,719	1,148	-	65	-	-
1.90%	-	43	-	-	-	-	-	-
1.95%	4,733	2,865	14,818	176	529	1,556	-	-
2.00%	4,227	337	1,137	-	-	-	-	-
2.05%	1,760	511	3,192	48	-	-	-	-
2.10%	1,630	480	3,341	191	23	177	-	-
2.15%	860	148	943	31	17	-	-	-
2.20%	6,037	2,953	10,055	2,755	1,601	684	-	-
2.25%	221	-	285	-	-	80	-	-
2.30%	1,846	763	4,127	163	3,259	828	-	-
2.35%	-	21	821	-	-	-	-	-
2.40%	-	5	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	141	560	-	-	-	-	-
2.55%	-	771	1,309	164	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	26	1,369	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	110	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$297,323	$39,439	$183,337	$36,612	$37,441	$16,466	$27	$1,433

	ALVGIB	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$-	$85	$275	$-	$-	$-	$-	$1,145
0.60%	-	67	-	-	-	-	-	-
0.65%	-	-	657	-	-	-	-	1,804
0.75%	-	-	1,318	-	-	-	-	15,390
0.80%	-	-	372	1,413	-	404	-	1,091
0.85%	-	-	845	-	-	-	-	10,224
0.95%	1,649	-	1,403	-	-	-	4,441	11,330
1.05%	2,410	-	1,493	-	-	-	4,562	5,014
1.10%	275	-	14,430	-	-	-	-	39,150
1.15%	12,577	-	78,343	-	-	-	11,255	382,198
1.20%	678	-	1,330	-	-	-	-	1,913
1.25%	13,719	-	13,649	-	-	-	6,564	72,899
1.30%	2,350	-	213,979	337,701	934	157,354	-	772,623
1.35%	24	-	30,367	-	-	-	461	94,631
1.40%	117	-	21,425	128,366	89	52,202	2,898	102,286
1.45%	6,986	-	9,734	-	-	-	1,900	58,627
1.50%	8,736	-	82,138	-	-	-	2,657	202,627
1.55%	12,858	-	80,119	-	-	-	14,844	366,756
1.60%	2,360	-	30,307	-	-	-	519	85,406
1.65%	70	-	40,484	-	-	-	126	125,191
1.70%	2,715	-	15,376	-	-	-	86	21,355
1.75%	7,526	-	207,103	-	-	-	3,409	784,905
1.80%	11,149	-	26,514	-	-	-	1,808	122,654
1.85%	1,161	-	53,441	-	-	-	3,498	129,378
1.90%	1,922	-	3,211	-	-	-	1,127	11,917
1.95%	1,306	-	60,712	-	-	-	-	197,200
2.00%	-	-	34,344	-	-	-	-	65,725
2.05%	2,996	-	13,828	-	-	-	1,814	28,488
2.10%	767	-	21,575	-	-	-	5	68,078
2.15%	1,791	-	11,586	-	-	-	25	23,056
2.20%	315	-	67,155	-	-	-	395	109,773
2.25%	38	-	3,712	-	-	-	-	10,768
2.30%	294	-	21,029	-	-	-	-	48,827
2.35%	-	-	7,724	-	-	-	-	34,028
2.40%	-	-	2,293	-	-	-	917	11,427
2.45%	-	-	5,764	-	-	-	-	17,712
2.50%	-	-	9,000	-	-	-	-	18,555
2.55%	-	-	4,968	-	-	-	-	5,124
2.60%	-	-	210	-	-	-	-	1,900
2.65%	-	-	446	-	-	-	-	466
2.70%	-	-	476	-	-	-	-	612
2.75%	-	-	666	-	-	-	-	8
2.80%	-	-	4,226	-	-	-	-	183
2.85%	-	-	-	-	-	-	-	621
2.90%	-	-	-	-	-	-	-	74
2.95%	-	-	-	-	-	-	-	298
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	22
3.40%	-	-	-	-	-	-	-	-

	$96,789	$152	$1,198,027	$467,480	$1,023	$209,960	$63,311	$4,063,459

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1	DVSCS	DCAP	DCAPS

0.40%	$-	$-	$6	$850	$-	$754	$-	$1,684
0.60%	-	-	16	-	-	-	-	78
0.65%	-	-	-	425	-	583	-	779
0.75%	-	-	-	5,092	-	4,629	-	5,070
0.80%	-	-	1,428	-	-	819	2,260	-
0.85%	-	-	-	5,049	-	8,717	-	8,663
0.95%	-	-	-	1,160	-	2,507	-	2,858
1.05%	-	-	-	1,672	-	6,592	-	7,408
1.10%	-	-	-	24,500	-	9,263	-	11,913
1.15%	-	-	-	154,123	-	154,538	-	187,336
1.20%	-	-	-	474	-	1,247	-	-
1.25%	-	-	-	20,153	-	15,635	-	19,355
1.30%	67	1	89,569	198,846	47	231,627	355,896	312,264
1.35%	-	-	-	49,531	-	42,210	-	67,168
1.40%	82	-	25,387	9,722	-	43,877	117,482	10,740
1.45%	-	-	-	23,057	-	39,769	-	41,596
1.50%	-	-	-	79,340	-	87,859	-	127,756
1.55%	-	-	-	125,719	-	135,304	-	121,201
1.60%	-	-	-	35,370	-	32,705	-	49,888
1.65%	-	-	-	35,351	-	28,534	-	43,665
1.70%	-	-	-	9,465	-	12,437	-	14,440
1.75%	-	-	-	305,625	-	283,114	-	301,578
1.80%	-	-	-	31,582	-	66,535	-	35,065
1.85%	-	-	-	51,402	-	38,788	-	85,182
1.90%	-	-	-	7,580	-	6,382	-	12,011
1.95%	-	-	-	77,698	-	61,033	-	98,646
2.00%	-	-	-	24,271	-	40,646	-	26,336
2.05%	-	-	-	7,898	-	14,350	-	19,608
2.10%	-	-	-	24,411	-	23,925	-	46,420
2.15%	-	-	-	15,550	-	30,686	-	10,002
2.20%	-	-	-	31,112	-	35,587	-	38,872
2.25%	-	-	-	2,963	-	3,540	-	3,333
2.30%	-	-	-	15,895	-	5,793	-	21,227
2.35%	-	-	-	11,695	-	27,960	-	10,034
2.40%	-	-	-	5,999	-	8,282	-	2,664
2.45%	-	-	-	3,981	-	2,680	-	2,878
2.50%	-	-	-	19,307	-	3,990	-	9,443
2.55%	-	-	-	3,241	-	4,969	-	4,867
2.60%	-	-	-	1,828	-	579	-	7,238
2.65%	-	-	-	1,499	-	656	-	299
2.70%	-	-	-	2,504	-	927	-	427
2.75%	-	-	-	-	-	141	-	1,152
2.80%	-	-	-	838	-	2,793	-	-
2.85%	-	-	-	649	-	76	-	-
2.90%	-	-	-	-	-	165	-	-
2.95%	-	-	-	177	-	90	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	29	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	10	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	14	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$149	$1	$116,406	$1,427,618	$47	$1,523,332	$475,638	$1,771,144

	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	289	-	77	-	6,333	-	1,453
0.85%	-	-	-	-	-	-	-	-
0.95%	1,621	-	158	-	2,121	-	-	-
1.05%	-	-	-	-	818	-	-	-
1.10%	-	-	-	-	1,760	-	407	-
1.15%	5,320	-	3,507	-	83,972	-	24,717	-
1.20%	-	-	-	-	6,536	-	6,525	-
1.25%	1,607	-	2,279	-	30,911	-	11,336	-
1.30%	-	137,795	-	93,165	103	3,349,595	-	405,663
1.35%	-	-	-	-	20,258	-	9,036	-
1.40%	224	50,758	40	44,980	8,482	1,365,410	3,735	232,995
1.45%	255	-	644	-	18,673	-	2,149	-
1.50%	374	-	241	-	19,407	-	3,313	-
1.55%	2,879	-	5,835	-	92,612	-	28,024	-
1.60%	-	-	1,546	-	7,682	-	2,840	-
1.65%	-	-	35	-	24,176	-	4,122	-
1.70%	674	-	326	-	22,123	-	954	-
1.75%	3,429	-	197	-	66,366	-	12,892	-
1.80%	772	-	588	-	45,205	-	6,124	-
1.85%	156	-	1,642	-	6,025	-	2,217	-
1.90%	-	-	838	-	3,311	-	1,784	-
1.95%	693	-	325	-	6,251	-	3,581	-
2.00%	-	-	-	-	13,968	-	965	-
2.05%	-	-	1,630	-	4,215	-	1,757	-
2.10%	202	-	-	-	8,121	-	324	-
2.15%	-	-	-	-	7,493	-	1,761	-
2.20%	-	-	-	-	7,869	-	137	-
2.25%	90	-	312	-	1,820	-	1,255	-
2.30%	-	-	47	-	2,245	-	193	-
2.35%	-	-	-	-	1,823	-	132	-
2.40%	-	-	40	-	1,409	-	217	-
2.45%	-	-	-	-	732	-	134	-
2.50%	-	-	-	-	1	-	-	-
2.55%	-	-	-	-	-	-	11	-
2.60%	-	-	-	-	359	-	-	-
2.65%	-	-	-	-	-	-	240	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$18,296	$188,842	$20,230	$138,222	$516,847	$4,721,338	$130,882	$640,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAMP	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$-	$19	$1,090	$-	$-	$-	$-	$-
0.60%	-	21	-	-	-	-	-	-
0.65%	-	34	1,737	-	-	-	-	-
0.75%	-	2,424	2,756	-	-	-	-	-
0.80%	982	1,849	-	563	-	417	-	1,860
0.85%	-	6,285	5,876	-	-	-	-	-
0.95%	-	1,466	1,522	-	-	-	-	-
1.05%	-	3,155	834	-	-	-	-	-
1.10%	-	6,654	38,497	-	73,562	-	195,478	-
1.15%	-	151,395	410,789	-	277,032	-	957,149	-
1.20%	-	715	3,252	-	1,122	-	2,965	-
1.25%	-	12,905	65,648	-	11,537	-	45,651	-
1.30%	1,499,343	224,296	414,622	59,474	567,062	129,317	1,615,822	107,344
1.35%	-	45,155	103,903	-	67,262	-	197,482	-
1.40%	318,393	43,824	18,558	19,469	19,815	9,616	20,574	16,764
1.45%	-	25,748	60,892	-	50,710	-	89,564	-
1.50%	-	48,202	219,510	-	136,020	-	370,095	-
1.55%	-	161,288	333,102	-	154,834	-	522,637	-
1.60%	-	25,308	118,001	-	28,659	-	50,135	-
1.65%	-	27,956	66,650	-	52,041	-	103,243	-
1.70%	-	8,865	23,129	-	12,326	-	14,605	-
1.75%	-	144,961	609,054	-	530,676	-	1,503,203	-
1.80%	-	29,983	102,753	-	27,575	-	54,377	-
1.85%	-	27,973	115,504	-	95,619	-	188,332	-
1.90%	-	2,545	18,494	-	8,276	-	25,192	-
1.95%	-	23,976	145,009	-	83,045	-	253,305	-
2.00%	-	26,116	81,681	-	79,939	-	155,991	-
2.05%	-	12,777	78,415	-	16,238	-	39,818	-
2.10%	-	77,524	47,240	-	51,455	-	55,800	-
2.15%	-	14,169	44,867	-	38,957	-	62,664	-
2.20%	-	49,924	57,806	-	52,037	-	123,055	-
2.25%	-	1,353	9,964	-	7,350	-	4,500	-
2.30%	-	9,795	34,634	-	21,782	-	43,520	-
2.35%	-	1,520	35,372	-	4,439	-	36,273	-
2.40%	-	2,334	4,210	-	4,651	-	10,709	-
2.45%	-	1,674	11,733	-	1,085	-	10,671	-
2.50%	-	528	10,588	-	4,495	-	10,120	-
2.55%	-	514	2,233	-	7,637	-	11,392	-
2.60%	-	30	741	-	5,872	-	58	-
2.65%	-	177	1,278	-	465	-	-	-
2.70%	-	-	1,525	-	-	-	-	-
2.75%	-	32	320	-	-	-	34	-
2.80%	-	1,349	7,971	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	77	-	-	-	-	-
2.95%	-	-	204	-	-	-	3,049	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	16	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,818,718	$1,226,818	$3,312,057	$79,506	$2,493,575	$139,350	$6,777,463	$125,968

	FF30S2	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$-	$1,301	$-	$-	$878	$-	$1,252
0.60%	-	-	87	-	-	140	-	51
0.65%	-	-	1,076	-	-	2,394	-	1,160
0.75%	-	-	3,215	-	-	16,433	-	2,936
0.80%	-	8,712	-	1,253	1,792	-	3,165	-
0.85%	-	-	5,806	-	-	23,467	-	9,546
0.95%	-	-	498	-	-	2,894	-	2,407
1.05%	-	-	2,385	-	-	3,859	-	5,306
1.10%	1,391	-	18,372	-	-	90,839	-	46,154
1.15%	42,790	-	186,614	-	-	766,768	-	564,818
1.20%	90	-	6,107	-	-	6,482	-	2,075
1.25%	19,282	-	24,451	-	-	62,259	-	66,179
1.30%	16,640	3,705,800	287,431	194,993	196,461	479,319	255,852	435,347
1.35%	39,113	-	54,112	-	-	164,263	-	180,670
1.40%	127	889,046	9,054	89,561	92,541	71,364	65,426	24,793
1.45%	11,006	-	33,751	-	-	114,805	-	78,559
1.50%	56,019	-	133,480	-	-	223,693	-	214,331
1.55%	49,401	-	134,397	-	-	600,868	-	456,526
1.60%	13,838	-	58,256	-	-	77,826	-	83,564
1.65%	8,006	-	44,216	-	-	185,418	-	119,226
1.70%	8,621	-	20,964	-	-	83,235	-	46,962
1.75%	113,194	-	335,642	-	-	1,581,269	-	776,005
1.80%	11,619	-	37,245	-	-	156,166	-	111,328
1.85%	9,704	-	91,185	-	-	166,588	-	131,278
1.90%	11,592	-	3,329	-	-	29,188	-	25,856
1.95%	24,028	-	92,244	-	-	218,577	-	168,951
2.00%	7,234	-	51,604	-	-	201,419	-	95,659
2.05%	12,100	-	37,683	-	-	52,984	-	52,440
2.10%	8,197	-	37,052	-	-	80,979	-	74,189
2.15%	33,465	-	17,974	-	-	173,761	-	63,072
2.20%	4,519	-	47,665	-	-	89,668	-	80,538
2.25%	1,981	-	2,863	-	-	36,751	-	12,520
2.30%	26,779	-	33,048	-	-	36,800	-	52,603
2.35%	9,836	-	5,351	-	-	169,198	-	57,576
2.40%	8,124	-	5,045	-	-	59,344	-	18,617
2.45%	3,437	-	9,188	-	-	16,403	-	8,794
2.50%	367	-	4,356	-	-	36,889	-	21,035
2.55%	231	-	11,762	-	-	14,346	-	5,088
2.60%	908	-	1,132	-	-	7,562	-	2,469
2.65%	-	-	2,082	-	-	3,719	-	4,310
2.70%	-	-	676	-	-	6,140	-	1,749
2.75%	-	-	63	-	-	4,439	-	44
2.80%	-	-	3,211	-	-	1,308	-	6,117
2.85%	-	-	648	-	-	504	-	173
2.90%	-	-	-	-	-	1,658	-	10
2.95%	-	-	136	-	-	625	-	203
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	280	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	38	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	16
3.40%	-	-	-	-	-	-	-	-

	$553,639	$4,603,558	$1,856,757	$285,807	$290,794	$6,123,807	$324,443	$4,112,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FOP	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2

0.40%	$-	$-	$-	$442	$-	$130	$-	$299
0.60%	-	-	-	-	-	451	-	-
0.65%	-	-	-	792	-	148	-	824
0.75%	-	-	-	1,332	-	5,680	-	2,622
0.80%	483	1,149	-	-	347	900	-	671
0.85%	-	-	-	3,407	-	2,309	-	5,775
0.95%	-	-	-	605	-	938	2,752	5,018
1.05%	-	-	-	1,277	-	1,181	2,625	2,548
1.10%	-	-	-	13,842	-	23,489	2,230	30,390
1.15%	-	-	10,085	137,675	-	264,459	133,736	263,642
1.20%	-	-	-	603	-	117	3,023	12,514
1.25%	-	-	6,962	12,050	-	44,136	51,015	31,860
1.30%	569,519	275,059	178	119,900	71,191	283,160	2,169	216,447
1.35%	-	-	-	34,041	-	145,713	39,927	80,667
1.40%	133,103	57,310	1,632	3,762	19,981	128,688	17,635	49,664
1.45%	-	-	846	28,179	-	52,228	30,165	47,974
1.50%	-	-	1,413	57,031	-	225,067	35,214	79,305
1.55%	-	-	3,682	109,725	-	249,681	201,650	255,775
1.60%	-	-	639	17,887	-	186,546	17,581	40,290
1.65%	-	-	-	21,203	-	93,016	27,357	62,797
1.70%	-	-	4,217	22,927	-	22,632	14,983	30,766
1.75%	-	-	437	208,952	-	456,839	72,033	485,443
1.80%	-	-	853	29,305	-	112,532	64,388	62,660
1.85%	-	-	615	42,915	-	57,590	14,035	46,822
1.90%	-	-	505	7,847	-	2,734	13,633	8,442
1.95%	-	-	470	52,721	-	89,887	17,529	77,292
2.00%	-	-	-	27,707	-	69,799	11,012	77,232
2.05%	-	-	187	8,141	-	28,616	18,539	15,686
2.10%	-	-	-	21,229	-	35,549	8,248	40,260
2.15%	-	-	-	10,043	-	25,181	10,265	61,053
2.20%	-	-	193	27,173	-	31,291	8,892	29,121
2.25%	-	-	38	2,980	-	20,722	2,950	10,213
2.30%	-	-	-	16,520	-	17,956	5,146	16,997
2.35%	-	-	-	21,282	-	2,458	2,182	60,371
2.40%	-	-	-	1,375	-	2,699	2,871	16,311
2.45%	-	-	-	5,510	-	2,696	1,216	7,839
2.50%	-	-	-	9,743	-	1,060	352	12,027
2.55%	-	-	-	1,460	-	35,141	145	4,136
2.60%	-	-	-	2,451	-	385	-	3,351
2.65%	-	-	-	1,848	-	1,925	620	470
2.70%	-	-	-	1,638	-	-	-	2,820
2.75%	-	-	-	129	-	-	-	621
2.80%	-	-	-	85	-	3,966	16	348
2.85%	-	-	-	520	-	-	-	160
2.90%	-	-	-	-	-	-	-	464
2.95%	-	-	-	13	-	-	-	229
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	76
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	14
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$703,105	$333,518	$32,952	$1,088,267	$91,519	$2,729,695	$836,134	$2,260,306

	FTVMD2	FTVDM3	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	FTVSI2

0.40%	$131	$-	$-	$-	$29	$-	$36	$21
0.60%	173	-	-	-	671	-	-	-
0.65%	-	-	-	-	-	177	-	-
0.75%	-	-	-	-	-	2,173	922	-
0.80%	-	410	-	293	-	555	56	-
0.85%	-	-	-	114	-	3,467	65	-
0.95%	-	254	320	2,117	-	2,398	-	-
1.05%	-	1,144	-	1,197	-	3,842	207	-
1.10%	-	3,198	120	18,542	-	10,042	2,827	-
1.15%	-	47,986	8,478	153,833	-	215,175	25,060	-
1.20%	-	305	103	761	-	505	-	-
1.25%	-	4,990	5,601	19,050	-	27,505	6,641	-
1.30%	-	38,483	-	39,033	-	315,913	64,172	-
1.35%	-	14,458	-	42,204	-	78,375	18,441	-
1.40%	-	14,516	2,687	14,342	-	79,047	7,012	-
1.45%	-	16,277	2,313	33,527	-	72,491	24,788	-
1.50%	-	12,857	3,667	39,570	-	129,883	79,648	-
1.55%	-	68,419	8,369	175,367	-	141,478	63,399	-
1.60%	-	3,524	7,322	11,478	-	157,826	59,975	-
1.65%	-	15,131	-	22,694	-	58,416	11,179	-
1.70%	-	3,383	1,931	26,851	-	10,957	3,348	-
1.75%	-	38,112	709	212,174	-	235,687	144,700	-
1.80%	-	14,184	3,481	35,262	-	110,747	19,416	-
1.85%	-	4,055	1,211	19,671	-	38,226	21,726	-
1.90%	-	2,810	1,589	11,792	-	1,835	86	-
1.95%	-	10,895	928	32,424	-	57,894	30,338	-
2.00%	-	6,955	-	33,869	-	29,010	12,463	-
2.05%	-	779	807	3,932	-	13,642	8,377	-
2.10%	-	13,074	795	19,065	-	11,774	5,633	-
2.15%	-	4,207	234	15,210	-	8,414	3,335	-
2.20%	-	1,091	-	14,385	-	42,681	48,119	-
2.25%	-	493	553	5,432	-	4,119	647	-
2.30%	-	3,532	-	16,232	-	7,065	12,497	-
2.35%	-	41	-	42,509	-	538	3,060	-
2.40%	-	868	-	4,332	-	1,397	1,220	-
2.45%	-	1,335	-	4,851	-	1,217	-	-
2.50%	-	464	-	30,916	-	2,506	847	-
2.55%	-	-	-	1,998	-	3,527	4,380	-
2.60%	-	-	-	3,711	-	792	-	-
2.65%	-	286	-	177	-	3,737	1,906	-
2.70%	-	-	-	2,546	-	-	-	-
2.75%	-	-	-	995	-	-	-	-
2.80%	-	-	-	1,074	-	-	-	-
2.85%	-	-	-	779	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	292	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	11	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$304	$348,516	$51,218	$1,114,612	$700	$1,885,033	$686,526	$21

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FTVHI2	GVSSCS	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$9	$18	$56	$-	$-	$-	$-	$-
0.60%	125	-	-	-	-	-	-	-
0.65%	-	-	1,347	-	-	-	-	-
0.75%	-	-	7,161	-	-	-	-	-
0.80%	-	-	338	-	-	290	154	413
0.85%	-	-	6,591	-	-	-	-	-
0.95%	-	-	4,899	-	-	345	8,426	-
1.05%	-	-	2,236	-	-	13	2,288	-
1.10%	-	-	34,327	-	-	483	4,448	-
1.15%	-	-	259,626	-	-	4,960	67,874	-
1.20%	-	-	3,134	-	-	62	-	-
1.25%	-	-	21,009	-	-	2,984	6,710	-
1.30%	-	-	279,943	105	-	5,299	72,905	342,568
1.35%	-	-	58,136	-	-	1,003	27,900	-
1.40%	-	-	138,506	89	186	6,052	16,455	153,710
1.45%	-	-	52,461	-	-	1,378	7,668	-
1.50%	-	-	59,950	-	-	1,803	7,039	-
1.55%	-	-	223,727	-	-	10,693	39,656	-
1.60%	-	-	27,091	-	-	704	4,820	-
1.65%	-	-	98,093	-	-	27	7,536	-
1.70%	-	-	35,356	-	-	663	8,695	-
1.75%	-	-	492,834	-	-	9,221	51,302	-
1.80%	-	-	76,583	-	-	1,184	7,205	-
1.85%	-	-	44,826	-	-	658	5,289	-
1.90%	-	-	15,510	-	-	13	8,165	-
1.95%	-	-	72,690	-	-	1,039	4,090	-
2.00%	-	-	67,923	-	-	243	7,430	-
2.05%	-	-	14,907	-	-	1,582	3,362	-
2.10%	-	-	25,069	-	-	555	3,658	-
2.15%	-	-	48,420	-	-	625	4,544	-
2.20%	-	-	30,864	-	-	2,157	1,398	-
2.25%	-	-	27,143	-	-	346	850	-
2.30%	-	-	19,656	-	-	2,331	2,108	-
2.35%	-	-	66,694	-	-	906	3,274	-
2.40%	-	-	15,438	-	-	1,463	3,100	-
2.45%	-	-	5,220	-	-	-	-	-
2.50%	-	-	10,171	-	-	120	-	-
2.55%	-	-	1,555	-	-	-	-	-
2.60%	-	-	3,630	-	-	-	93	-
2.65%	-	-	2,655	-	-	-	171	-
2.70%	-	-	1,906	-	-	-	-	-
2.75%	-	-	4,396	-	-	-	-	-
2.80%	-	-	2,797	-	-	36	2	-
2.85%	-	-	831	-	-	-	-	-
2.90%	-	-	477	-	-	-	-	-
2.95%	-	-	159	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	83	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$134	$18	$2,366,424	$194	$186	$59,238	$388,615	$496,691

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVIG	OVGI	OVGIS

0.40%	$-	$-	$-	$1	$-	$115	$23	$402
0.60%	-	-	-	715	-	673	199	-
0.65%	-	-	-	-	-	-	-	2,078
0.75%	-	-	1,258	-	-	-	-	4,735
0.80%	526	1,284	-	1,102	-	-	123	-
0.85%	-	-	1,262	-	-	-	-	7,982
0.95%	-	-	9,741	-	11	-	-	1,555
1.05%	-	-	7,210	-	263	-	-	2,568
1.10%	-	-	6,782	-	175	-	-	46,540
1.15%	-	-	205,173	-	19,497	-	-	392,978
1.20%	-	-	1,308	-	841	-	-	4,549
1.25%	-	-	37,879	-	25,307	-	-	37,226
1.30%	252,100	596,360	62,968	936,756	2,593	-	124,037	154,749
1.35%	-	-	93,453	-	-	-	-	95,955
1.40%	153,742	120,745	13,264	536,925	1,510	-	30,622	43,458
1.45%	-	-	50,861	-	5,099	-	-	44,983
1.50%	-	-	75,073	-	5,692	-	-	118,563
1.55%	-	-	147,111	-	18,260	-	-	407,840
1.60%	-	-	30,239	-	279	-	-	40,301
1.65%	-	-	47,723	-	-	-	-	100,696
1.70%	-	-	7,979	-	2,551	-	-	55,704
1.75%	-	-	113,962	-	1,897	-	-	959,171
1.80%	-	-	33,032	-	10,111	-	-	94,234
1.85%	-	-	17,470	-	2,745	-	-	74,651
1.90%	-	-	3,377	-	358	-	-	11,487
1.95%	-	-	32,573	-	757	-	-	126,417
2.00%	-	-	15,870	-	138	-	-	137,785
2.05%	-	-	6,301	-	1,067	-	-	33,885
2.10%	-	-	24,644	-	2,116	-	-	64,350
2.15%	-	-	3,802	-	1,310	-	-	155,865
2.20%	-	-	28,686	-	-	-	-	51,948
2.25%	-	-	2,562	-	199	-	-	22,511
2.30%	-	-	7,767	-	-	-	-	28,483
2.35%	-	-	1,661	-	-	-	-	142,336
2.40%	-	-	2,374	-	-	-	-	43,610
2.45%	-	-	1,012	-	-	-	-	11,402
2.50%	-	-	118	-	-	-	-	16,993
2.55%	-	-	1,663	-	-	-	-	16,153
2.60%	-	-	3,313	-	-	-	-	6,608
2.65%	-	-	83	-	-	-	-	2,598
2.70%	-	-	-	-	-	-	-	4,560
2.75%	-	-	-	-	-	-	-	2,885
2.80%	-	-	1,627	-	-	-	-	1,350
2.85%	-	-	-	-	-	-	-	436
2.90%	-	-	-	-	-	-	-	1,178
2.95%	-	-	-	-	-	-	-	599
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	199
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	44
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$406,368	$718,389	$1,101,181	$1,475,499	$102,776	$788	$155,004	$3,574,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD

0.40%	$-	$210	$-	$-	$-	$-	$29	$3,868
0.60%	-	-	-	-	-	-	-	157
0.65%	-	406	-	-	-	66	-	3,458
0.75%	-	563	-	-	-	3,349	1,944	18,327
0.80%	434	-	360	556	-	-	82	518
0.85%	-	2,272	-	-	74	607	1,155	29,365
0.95%	-	3,732	-	-	835	-	-	5,647
1.05%	-	3,759	-	-	718	-	195	5,445
1.10%	-	9,672	-	-	306	2,085	5,374	63,168
1.15%	-	117,321	-	-	28,137	50,001	68,432	455,255
1.20%	-	99	-	-	410	-	-	1,913
1.25%	-	14,939	-	-	4,337	1,231	5,614	33,377
1.30%	65,685	88,081	112,498	9,271	-	53,727	86,240	1,027,923
1.35%	-	50,777	-	-	7,256	19,156	12,361	128,471
1.40%	21,424	5,242	19,412	3,456	1,949	5,905	7,881	73,126
1.45%	-	23,830	-	-	6,811	2,596	6,028	68,082
1.50%	-	51,685	-	-	3,508	66,546	25,864	328,136
1.55%	-	137,121	-	-	28,810	20,663	28,942	384,836
1.60%	-	19,550	-	-	6,137	99,971	35,795	221,705
1.65%	-	34,627	-	-	4,081	11,788	7,336	122,678
1.70%	-	7,744	-	-	845	1,148	350	27,078
1.75%	-	176,246	-	-	14,958	106,442	49,789	1,258,166
1.80%	-	28,237	-	-	8,751	31,964	9,539	141,190
1.85%	-	29,260	-	-	1,730	12,380	4,258	237,402
1.90%	-	6,402	-	-	1,581	-	833	14,377
1.95%	-	41,542	-	-	2,721	20,607	13,821	298,162
2.00%	-	19,528	-	-	3,205	30,954	6,119	126,284
2.05%	-	9,774	-	-	455	9,865	5,551	70,657
2.10%	-	34,044	-	-	1,269	28,352	8,654	73,635
2.15%	-	8,362	-	-	800	865	993	74,926
2.20%	-	18,272	-	-	1,740	22,117	10,464	127,576
2.25%	-	2,081	-	-	884	2,490	564	13,235
2.30%	-	14,412	-	-	57	5,242	4,417	60,943
2.35%	-	7,627	-	-	-	7,516	-	70,412
2.40%	-	763	-	-	317	1,405	115	21,017
2.45%	-	2,864	-	-	882	7	217	14,263
2.50%	-	4,742	-	-	-	58	-	12,734
2.55%	-	12,440	-	-	-	13,167	1,680	14,642
2.60%	-	5,233	-	-	-	235	-	2,354
2.65%	-	1,319	-	-	-	13	-	2,927
2.70%	-	48	-	-	-	-	-	2,601
2.75%	-	365	-	-	30	-	-	873
2.80%	-	3,339	-	-	-	351	-	15,789
2.85%	-	-	-	-	-	-	-	180
2.90%	-	-	-	-	-	-	-	505
2.95%	-	-	-	-	-	-	-	242
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	88
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	18
3.25%	-	-	-	-	-	-	-	-
3.30%	-	12	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$87,543	$998,542	$132,270	$13,283	$133,594	$632,869	$410,636	$5,657,731

	PMVTRD	PMVRSD	PMVEBD	PVGIB	PVTIGB	PVTVB	ACEG2	VYDS

0.40%	$5,565	$22	$14	$-	$-	$-	$-	$-
0.60%	249	-	-	-	-	-	-	-
0.65%	3,784	-	-	-	-	-	-	-
0.75%	16,445	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	40	-
0.85%	20,782	-	-	-	-	-	-	-
0.95%	1,536	-	-	-	-	612	855	-
1.05%	1,711	-	-	141	-	12	1,707	-
1.10%	9,270	-	-	631	-	246	652	-
1.15%	229,942	-	-	6,923	780	5,931	11,999	464
1.20%	94	-	-	139	-	-	-	-
1.25%	10,338	-	-	1,734	526	4,101	2,287	3,660
1.30%	851,943	-	-	-	-	-	3,396	-
1.35%	89,494	-	-	899	-	464	1,831	1,491
1.40%	43,390	-	-	332	387	604	3,209	-
1.45%	31,415	-	-	1,208	307	883	1,889	-
1.50%	272,137	-	-	953	651	451	4,621	-
1.55%	90,509	-	-	11,179	251	5,508	16,050	63
1.60%	305,364	-	-	235	36	3,995	798	-
1.65%	62,955	-	-	595	-	314	629	-
1.70%	2,938	-	-	459	-	703	4,683	-
1.75%	802,875	-	-	8,863	455	722	7,898	-
1.80%	88,108	-	-	1,150	482	1,059	2,461	-
1.85%	183,758	-	-	1,032	337	663	2,267	-
1.90%	5,192	-	-	1,473	-	1,005	2,746	-
1.95%	175,370	-	-	1,267	-	-	2,164	-
2.00%	30,835	-	-	107	-	61	2,927	-
2.05%	63,868	-	-	520	623	21	1,803	-
2.10%	48,724	-	-	1,903	-	4	1,946	-
2.15%	27,890	-	-	-	-	-	2,675	-
2.20%	137,309	-	-	-	-	17	569	-
2.25%	2,166	-	-	525	-	136	279	-
2.30%	70,045	-	-	44	-	209	203	-
2.35%	6,397	-	-	-	-	636	3,160	-
2.40%	969	-	-	-	-	-	781	-
2.45%	4,031	-	-	-	-	-	139	-
2.50%	5,506	-	-	-	-	-	399	-
2.55%	10,274	-	-	-	-	-	81	-
2.60%	3,342	-	-	-	-	-	-	-
2.65%	997	-	-	-	-	-	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	666	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,718,795	$22	$14	$42,312	$4,835	$28,357	$87,144	$5,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM	VWHA	WRPMAV

0.40%	$48	$37	$15	$48	$-	$-	$-	$730
0.60%	49	8	22	17	-	-	-	388
0.65%	-	-	88	-	-	-	-	-
0.75%	-	-	5,226	5,024	-	-	1,769	-
0.80%	-	-	1,519	7	110	1,696	1,890	-
0.85%	-	-	9,080	1,686	-	-	281	-
0.95%	-	-	5,441	-	-	-	-	-
1.05%	-	-	2,387	26	-	-	440	-
1.10%	-	-	6,710	573	-	-	4,000	-
1.15%	-	236	133,108	36,103	-	-	18,092	-
1.20%	-	-	762	-	-	-	8	-
1.25%	-	53	9,263	637	-	-	2,562	-
1.30%	-	2,110	347,689	77,147	114,003	294,445	424,202	-
1.35%	-	381	42,444	7,895	-	-	7,595	-
1.40%	-	105	88,023	8,292	62,204	103,145	117,715	-
1.45%	-	-	15,268	562	-	-	3,378	-
1.50%	-	1,519	80,527	29,310	-	-	20,259	-
1.55%	-	361	99,490	20,849	-	-	25,092	-
1.60%	-	2,354	56,787	22,569	-	-	11,072	-
1.65%	-	57	57,108	7,921	-	-	11,255	-
1.70%	-	-	12,372	1,242	-	-	958	-
1.75%	-	4,825	162,771	39,649	-	-	18,615	-
1.80%	-	46	42,885	4,465	-	-	17,336	-
1.85%	-	172	43,800	11,637	-	-	8,134	-
1.90%	-	-	7,030	-	-	-	-	-
1.95%	-	322	42,298	7,706	-	-	10,262	-
2.00%	-	97	26,313	2,802	-	-	2,990	-
2.05%	-	671	13,803	10,069	-	-	7,104	-
2.10%	-	103	33,167	33,909	-	-	22,914	-
2.15%	-	197	3,849	914	-	-	1,450	-
2.20%	-	1,181	54,902	18,526	-	-	37,499	-
2.25%	-	66	427	856	-	-	486	-
2.30%	-	-	14,566	4,718	-	-	1,719	-
2.35%	-	-	1,324	-	-	-	328	-
2.40%	-	-	1,106	377	-	-	7,754	-
2.45%	-	54	115	-	-	-	3,327	-
2.50%	-	-	2,075	-	-	-	-	-
2.55%	-	-	8,130	1,915	-	-	110	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	2,382	77	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	10,820	-
2.80%	-	-	5,316	-	-	-	1,765	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$97	$14,955	$1,439,588	$357,528	$176,317	$399,286	$803,181	$1,118

	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP

0.40%	$434	$1,405	$154	$-	$1,197	$10,795	$98,061	$158,458
0.60%	251	703	697	370	236	17	1,917	30
0.65%	-	-	53	-	38	-	-	-
0.75%	-	-	5,232	423	456	-	-	-
0.80%	-	-	1,692	-	-	-	-	-
0.85%	-	-	940	1,025	176	-	-	-
0.95%	-	-	500	-	-	-	-	-
1.05%	-	-	2,098	-	-	-	-	-
1.10%	-	-	8,021	669	483	-	-	-
1.15%	-	-	122,024	63,813	13,103	-	-	-
1.20%	-	-	280	61	-	-	-	-
1.25%	-	-	39,698	3,914	987	-	-	-
1.30%	-	-	330,659	121,514	48,442	-	-	-
1.35%	-	-	78,351	16,927	13,167	-	-	-
1.40%	-	-	40,039	25,399	2,069	-	-	-
1.45%	-	-	24,776	11,491	1,272	-	-	-
1.50%	-	-	343,199	67,633	36,891	-	-	-
1.55%	-	-	124,645	41,500	8,489	-	-	-
1.60%	-	-	267,261	93,331	33,017	-	-	-
1.65%	-	-	46,905	20,050	6,495	-	-	-
1.70%	-	-	8,394	500	604	-	-	-
1.75%	-	-	447,748	95,331	74,043	-	-	-
1.80%	-	-	131,804	40,068	8,303	-	-	-
1.85%	-	-	28,982	40,202	9,159	-	-	-
1.90%	-	-	2,409	11,180	1,212	-	-	-
1.95%	-	-	174,652	28,385	14,671	-	-	-
2.00%	-	-	87,015	22,010	2,846	-	-	-
2.05%	-	-	32,498	8,976	8,906	-	-	-
2.10%	-	-	65,173	8,083	4,812	-	-	-
2.15%	-	-	23,132	1,621	752	-	-	-
2.20%	-	-	119,984	54,392	8,348	-	-	-
2.25%	-	-	4,324	3,786	144	-	-	-
2.30%	-	-	26,427	16,234	8,870	-	-	-
2.35%	-	-	3,682	3,085	115	-	-	-
2.40%	-	-	1,832	1,406	471	-	-	-
2.45%	-	-	1,834	832	627	-	-	-
2.50%	-	-	2,370	-	682	-	-	-
2.55%	-	-	12,704	25,240	1,374	-	-	-
2.60%	-	-	255	99	-	-	-	-
2.65%	-	-	6,280	493	1,186	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	178	3,278	79	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$685	$2,108	$2,618,901	$833,321	$313,722	$10,812	$99,978	$158,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	0

0.40%	$26,615	$-	$-	$158	$-	$-	$-	$-
0.60%	251	-	-	25	-	-	-	-
0.65%	-	-	-	154	-	-	-	-
0.75%	-	-	-	351	-	-	-	-
0.80%	-	-	-	147	-	-	-	-
0.85%	-	-	-	4,007	-	-	-	-
0.95%	-	-	-	566	-	-	-	-
1.05%	-	-	-	400	-	-	-	-
1.10%	-	-	-	12,427	89	-	-	-
1.15%	-	-	-	44,764	-	347	60	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	5,053	-	3,408	-	-
1.30%	-	82	3,552	127,870	-	-	-	-
1.35%	-	-	-	16,769	-	-	-	-
1.40%	-	516	266	14,117	-	-	168	-
1.45%	-	-	-	7,711	-	-	-	-
1.50%	-	-	-	42,352	-	-	-	-
1.55%	-	-	-	66,611	-	-	-	-
1.60%	-	-	-	21,729	-	-	500	-
1.65%	-	-	-	13,785	-	-	-	-
1.70%	-	-	-	1,250	-	-	-	-
1.75%	-	-	-	132,408	-	-	31	-
1.80%	-	-	-	10,396	-	-	-	-
1.85%	-	-	-	18,090	-	-	-	-
1.90%	-	-	-	975	-	-	-	-
1.95%	-	-	-	28,593	-	-	-	-
2.00%	-	-	-	10,804	-	-	-	-
2.05%	-	-	-	5,758	-	-	-	-
2.10%	-	-	-	23,297	-	-	-	-
2.15%	-	-	-	2,566	-	-	-	-
2.20%	-	-	-	14,703	-	-	-	-
2.25%	-	-	-	1,966	-	-	-	-
2.30%	-	-	-	8,802	-	-	-	-
2.35%	-	-	-	2,485	-	-	-	-
2.40%	-	-	-	508	-	-	-	-
2.45%	-	-	-	1,532	-	-	-	-
2.50%	-	-	-	1,027	-	-	-	-
2.55%	-	-	-	1,020	-	-	-	-
2.60%	-	-	-	3,732	-	-	-	-
2.65%	-	-	-	405	-	-	-	-
2.70%	-	-	-	215	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,866	$598	$3,818	$649,528	$89	$3,755	$759	$-

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $927,915,455 and $992,712,778, respectively, and total transfers from the Account to the fixed account were $227,209,766 and $301,251,657, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,596,840 and $10,008,558 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,697,906 and $13,377,510 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $5,377,846 and $3,333,007 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$41,548,300,517	$0	$0	$41,548,300,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$212,094	$207,234
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	14,774	28
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	6,116,828	362,633
VP Inflation Protection Fund - Class I ( ACVIP1 )	52,254	4,571
Growth Fund - Class 1 ( AFGF )	144,610	1,409,808
High-Income Bond Fund - Class 1 ( AFHY )	1,363,400	1,931,829
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	356,848,501	76,930
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 ( AFGC )	35,446	159,681
Global Allocation V.I. Fund - Class III ( MLVGA3 )	86,520,593	3,774,505
Money Market Portfolio(TM) ( CHSMM )	7,286,222	8,404,264
VIP Value Series: Service Class ( DWVVLS )	209,866	318
VIP Small Cap Value Series: Service Class ( DWVSVS )	5,577,106	337,910
Stock Index Fund, Inc. - Initial Shares ( DSIF )	8,350,054	32,212,647
Stock Index Fund, Inc. - Service Shares ( DSIFS )	26,167,644	21,344,649
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	739,071	6,009,359
Floating-Rate Income Fund ( ETVFR )	168,828	219
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	144,551	193
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	4,955,984	1,076,639
VA International Equity Fund ( HVIE )	4,596,304	1,637,487
VA Situs Fund ( HVSIT )	15,059,425	8,650,162
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,353,891	1,261,592
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	1,105,249	5,868,506
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	52,391	74
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	5,380,829	3,153,816
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	1,389,818	2,878,171
Janus Aspen Series - Enterprise Portfolio - Service Shares ( JAMGS )	9,314	15
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	10,777,842	30,828,586
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	7,265,601	3,987,239
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	7,481,918	18,868,499
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	41,765	534
Investors Growth Stock Series - Service Class ( MIGSC )	370,224	2,148,909
New Discovery Series - Service Class ( MNDSC )	19,882,596	3,217,972
Utilities Series - Service Class ( MVUSC )	20,530	28
Value Series - Service Class ( MVFSC )	19,460,207	42,140,827
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	45,277,487	7,220,713
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	147,636	373,734
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,088,094	3,323,749
Emerging Markets Debt Portfolio - Class I ( MSEM )	154,512	581,553
Emerging Markets Debt Portfolio - Class II ( MSEMB )	55,539	162,867
Global Real Estate Portfolio - Class II ( VKVGR2 )	90,996	65,220
U.S. Real Estate Portfolio - Class I ( MSVRE )	4,091	9,844
U.S. Real Estate Portfolio - Class II ( MSVREB )	41	541
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,631,745	9,118,082
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	15,155,439	24,360,307
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	339,826,898	74,873,333
American Funds NVIT Bond Fund - Class II ( GVABD2 )	341,696,918	8,963,532
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	28,051,690	11,563,487
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	37,569,175	15,710,795
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	188,037,691	122,762,268
Federated NVIT High Income Bond Fund - Class I ( HIBF )	376,784	1,330,871
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	32,868,108	46,709,989
NVIT Emerging Markets Fund - Class I ( GEM )	70,538	30,521
NVIT Emerging Markets Fund - Class II ( GEM2 )	9,303	163,086
NVIT Emerging Markets Fund - Class III ( GEM3 )	1,617,263	7,097,066
NVIT Emerging Markets Fund - Class VI ( GEM6 )	12,474,018	8,370,840
NVIT International Equity Fund - Class I ( GIG )	56,798	3,719
NVIT International Equity Fund - Class III ( GIG3 )	321,105	4,249,202
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	4,704,822	3,897,097
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	5,629,349	12,204,909
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	15,615,047	12,482,600
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	2,125,318	1,638,289
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,888,051	34,197,653
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	15,368,521	5,743,677
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	237,091,010	28,496,816
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	183,171,424	67,685,557
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	92,088,764	128,250,444
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	353,370,211	31,905,201
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	33,840,886	59,132,695
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	90,004,152	39,063,107
NVIT Core Bond Fund - Class I ( NVCBD1 )	982,762	1,816,238
NVIT Core Bond Fund - Class II ( NVCBD2 )	16,505,915	19,617,514
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	10,858,178	6,384,180
NVIT Nationwide Fund - Class I ( TRF )	2,236,922	18,906,276
NVIT Nationwide Fund - Class II ( TRF2 )	2,905,991	32,801,406
NVIT Government Bond Fund - Class I ( GBF )	58,248,990	97,121,183
American Century NVIT Growth Fund - Class I ( CAF )	378,189	4,877,521
American Century NVIT Growth Fund -Class II ( CAF2 )	10,979,228	3,441,681
NVIT International Index Fund - Class VIII ( GVIX8 )	11,337,412	3,234,161
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	9,873,354	58,280,151
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	234,350,501	8,519,450
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	116,396,919	40,313,614
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	104,126,727	100,542,970
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	135,522,249	134,657,160
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	20,083,833	253,698,921
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	59,640,427	69,852,483
NVIT Mid Cap Index Fund - Class I ( MCIF )	18,486,569	17,415,747
NVIT Money Market Fund - Class I ( SAM )	201,209,204	251,986,886
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	660,095	5,501,580
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	5,999,530	32,396,704
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	11,228	94,625
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	430,480	1,203,294
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	6,628,704	10,721,379
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	2,596,597	2,744,701
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	14,533,422	19,049,493
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	2,372,763	1,705,316
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	14,954,530	9,041,020
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	13,955,552	27,903,398
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	12,765,127	28,174,089
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	3,711	60
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	23,131,428	48,661,025
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	1,492,120	2,523,825
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	6,994,607	6,247,988
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	3,464,432	6,905,220
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	11,636,410	8,081,295
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	521,579	12,346,535
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	4,027,480	11,929,419
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	39,965,900	14,049,631
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	32,410,822	10,136,862
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,753,468	56,973,244
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	3,042,500	46,881,161
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,475,418	49,680,174
Invesco NVIT Comstock Value Fund - Class I ( EIF )	180,916	616
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	19,177,944	21,409,292
NVIT Real Estate Fund - Class I ( NVRE1 )	5,747,363	12,152,280
NVIT Real Estate Fund - Class II ( NVRE2 )	19,961,197	12,442,151
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	22,286	53

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	$215,345,601	$4
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	98,012,225	-
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	120,255,060	3
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	70,665,565	89,951
NVIT Small Cap Index Fund Class II ( NVSIX2 )	8,994,570	581,549
NVIT S&P 500 Index Fund Class II ( GVEX2 )	41,283,812	164,223
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	5,690,414	771,686
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	4,289,400	56,666
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,074,873	112,490
Real Return Portfolio - Advisor Class ( PMVRA )	36,559	4,533
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	235,085	22,822
VPS Growth and Income Portfolio - Class B ( ALVGIB )	442,538	1,422,946
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	167,909	1,635
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,192,991	13,051,884
VP Balanced Fund - Class I ( ACVB )	2,878,175	6,022,380
VP Capital Appreciation Fund - Class I ( ACVCA )	8,358	16,641
VP Income & Growth Fund - Class I ( ACVIG )	2,498,371	3,897,023
VP Income & Growth Fund - Class II ( ACVIG2 )	670,939	1,105,768
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	49,136,767	43,860,527
VP International Fund - Class I ( ACVI )	514	2,983
VP International Fund - Class III ( ACVI3 )	1	99
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,178,647	1,785,443
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,140,917	12,750,713
VP Value Fund - Class II ( ACVV2 )	8,298	8,363
VP Vista(SM) Fund - Class I ( ACVVS1 )	2,202	4,900
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	15,301,613	19,741,007
Appreciation Portfolio - Initial Shares ( DCAP )	2,715,060	8,562,483
Appreciation Portfolio - Service Shares ( DCAPS )	13,734,166	17,446,914
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	735,665	1,112,533
Growth and Income Portfolio - Initial Shares ( DGI )	351,959	2,197,450
Managed Tail Risk Fund II: Service Shares ( FCA2S )	70,108	259,461
Quality Bond Fund II - Primary Shares ( FQB )	1,040,182	2,659,029
Quality Bond Fund II - Service Shares ( FQBS )	2,260,862	7,908,249
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	79,146	79,233
Equity-Income Portfolio - Initial Class ( FEIP )	31,687,601	52,431,525
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	498,158	2,927,769
High Income Portfolio - Initial Class ( FHIP )	2,679,269	7,634,511
VIP Asset Manager Portfolio - Initial Class ( FAMP )	2,648,759	19,786,462
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,202,982	11,757,792
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	49,938,296	14,919,666
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,299,262	1,787,417
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	34,313,549	6,399,519
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,860,574	1,937,285
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	27,003,257	29,532,306
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	2,265,398	1,298,192
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	9,347,127	4,650,657
VIP Growth Portfolio - Initial Class ( FGP )	1,530,834	47,590,755
VIP Growth Portfolio - Service Class 2 ( FG2 )	33,132,615	13,988,863
VIP High Income Portfolio - Initial Class R ( FHIPR )	4,539,174	10,905,837
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	1,208,186	8,391,575
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	50,295,586	54,364,694
VIP Mid Cap Portfolio - Service Class ( FMCS )	4,903,173	5,078,425
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	46,369,371	40,541,533
VIP Overseas Portfolio - Initial Class ( FOP )	909,684	7,864,130
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,500,771	4,342,791
VIP Overseas Portfolio - Service Class 2 ( FO2 )	30,946	718,422
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	11,880,636	7,754,878
VIP Value Strategies Portfolio - Service Class ( FVSS )	658,934	1,861,705
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	50,187,145	10,218,561
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	2,424,302	12,703,671
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,172,812	37,247,674
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	298,487	3,017
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	1,700,445	9,253,446
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	82,805	551,424
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,620,905	17,532,152
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	380,754	1,960
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	21,318,403	9,902,797
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	37,966,810	1,595,969
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	12,583	21
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	97,445	773
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	10,246	307
Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,627,845	25,606,113
Growth Portfolio - I Class Shares ( AMTG )	1,721	3,323
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	150	2,050
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	1,741,240	2,244,651
Socially Responsive Portfolio - I Class Shares ( AMSRS )	2,792,690	5,679,868
Capital Income Fund/VA - Non-Service Shares ( OVMS )	924,513	6,000,293
Core Bond Fund/VA - Non-Service Shares ( OVB )	1,734,602	5,481,450
Global Securities Fund/VA - Class 3 ( OVGS3 )	2,886,988	9,676,195
Global Securities Fund/VA - Class 4 ( OVGS4 )	11,187,453	8,374,503
Global Securities Fund/VA - Non-Service Shares ( OVGS )	1,707,549	15,546,151
Global Securities Fund/VA - Service Class ( OVGSS )	84,011	1,853,685
International Growth Fund/VA - Non-Service Shares ( OVIG )	465,929	2,936
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	404,040	2,231,078
Main Street Fund(R)/VA - Service Class ( OVGIS )	5,326,990	33,988,148
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	3,303,100	1,839,057
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	14,014,799	13,369,778
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	1,008,038	2,360,900
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	905,102	288,516
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	4,147,385	2,982,680
All Asset Portfolio - Advisor Class ( PMVAAD )	34,200,960	4,248,214
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	13,668,937	4,276,284
Low Duration Portfolio - Advisor Class ( PMVLAD )	86,693,766	33,208,835
Total Return Portfolio - Advisor Class ( PMVTRD )	100,899,889	12,376,610
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	19,283	22
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	7,579	14
Putnam VT Growth and Income Fund - Class IB ( PVGIB )	232,384	850,744
Putnam VT International Equity Fund - Class IB ( PVTIGB )	4,837	74,396
Putnam VT Voyager Fund - Class IB ( PVTVB )	200,253	674,189
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,367,883	1,342,161
Diversified Stock Fund Class A Shares ( VYDS )	2,774	33,018
Small-Cap Portfolio - Investment Class ( ROCSC )	65,850	525
Variable Fund - Multi-Hedge Strategies ( RVARS )	3,539,124	258,009
Blue Chip Growth Portfolio - II ( TRBCG2 )	41,457	43,004
Health Sciences Portfolio - II ( TRHS2 )	63,219,470	10,791,187
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	19,039,854	4,144,377
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	555,789	2,563,283
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	2,474,945	7,393,080
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	1,626,985	18,257,829
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	1,989,462	271,275
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	817,132	40,335
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	2,445,564	145,451
Variable Insurance Portfolios - Asset Strategy ( WRASP )	70,284,927	5,361,758
Variable Insurance Portfolios - High Income ( WRHIP )	73,417,053	19,131,757
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	24,525,004	913,140
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,047,892	693,029
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	10,545,910	1,203,320
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	15,292,485	1,174,425
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	2,127,891	666,812
Advantage VT Discovery Fund ( SVDF )	1,216	4,699
Advantage VT Opportunity Fund - Class 2 ( SVOF )	1,209	28,933
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	17,546,869	7,115,431
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	473	1,369
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	13,282	3,756
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	4,220	12,141

Total	$5,754,338,722	$3,434,138,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2013	0.95% to 1.05%	29,458	$ 18.67 to $ 18.47	$545,847	0.00%	34.12% to 33.98%
2012	0.95% to 1.05%	29,102	13.92 to 13.79	402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2013	0.40%	1,477	10.56	15,595	0.36%	5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2013	1.15% to 2.60%	742,493	11.25 to 10.97	8,266,416	0.30%	10.65% to 9.02%
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2013	0.40% to 0.60%	5,112	9.09 to 9.08	46,489	0.76%	-9.06% to -9.18%	****
Growth Fund - Class 1 (AFGF)
2013	1.30%	112,638	109.82	12,370,410	1.18%	28.74%
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
High-Income Bond Fund - Class 1 (AFHY)
2013	1.30%	24,207	57.38	1,389,069	7.34%	5.51%
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2013	0.40% to 2.55%	32,981,115	11.10 to 11.87	395,954,374	2.15%	11.03% to 17.51%	****
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
American Funds Insurance Series(R) - US Govt/AAA-Rated Securities Fund: Class 1 (AFGC)
2013	1.30%	26,433	34.32	907,146	0.87%	-4.14%
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.40% to 2.65%	16,742,221	15.91 to 14.30	251,321,137	1.27%	13.96% to 11.38%
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2013	0.65% to 1.55%	949,742	9.88 to 9.91	9,707,822	0.01%	-0.64% to -1.54%
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
VIP Value Series: Service Class (DWVVLS)
2013	0.40% to 0.60%	19,338	11.68 to 11.66	225,706	0.00%	16.78% to 16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.40% to 2.65%	466,331	12.31 to 12.12	5,692,293	0.00%	23.09% to 21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.80% to 1.40%	5,646,503	36.59 to 42.03	241,002,392	1.84%	30.97% to 30.18%
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2013	0.40% to 2.70%	8,091,350	14.20 to 19.50	174,125,566	1.62%	31.18% to 28.15%
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.80% to 1.40%	1,265,074	28.60 to 33.42	44,786,596	1.26%	33.27% to 32.46%
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
Floating-Rate Income Fund (ETVFR)
2013	0.40% to 0.60%	16,659	10.13 to 10.12	168,751	1.47%	1.34% to 1.20%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2013	0.40% to 0.60%	14,671	$ 8.97 to $ 8.96	$131,494	2.12%	-10.27% to -10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.40% to 2.30%	406,175	10.47 to 11.27	4,622,209	0.09%	4.67% to 10.96%	****
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2013	0.40% to 2.65%	1,179,976	12.65 to 11.77	14,418,065	1.70%	22.41% to 19.65%
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2013	0.40% to 2.60%	2,149,202	17.91 to 16.68	37,089,198	0.35%	31.39% to 28.49%
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2013	0.40% to 2.65%	571,438	12.82 to 12.34	7,167,431	0.61%	27.95% to 25.06%
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2013	0.75% to 2.75%	1,802,302	13.26 to 12.81	23,558,853	0.22%	35.58% to 32.85%
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2013	0.40%	5,179	9.92	51,350	1.57%	-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.80% to 1.40%	706,041	23.61 to 22.27	15,844,686	0.92%	31.24% to 30.45%
2012	0.80% to 1.40%	597,636	17.99 to 17.07	10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.95% to 2.20%	528,268	21.53 to 20.44	11,547,602	1.97%	18.66% to 17.17%
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
Janus Aspen Series - Enterprise Portfolio - Service Shares (JAMGS)
2013	0.40% to 0.60%	836	12.20 to 12.18	10,189	0.04%	21.97% to 21.80%	****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.40% to 2.80%	7,528,794	13.26 to 22.48	160,065,223	0.58%	30.36% to 27.22%
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.40% to 2.65%	2,738,469	12.66 to 13.01	27,240,388	0.00%	26.60% to 31.81%	****
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.75% to 2.65%	3,552,741	11.30 to 29.98	76,740,060	3.02%	13.42% to 11.25%
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.40% to 0.60%	4,129	9.90 to 9.89	40,843	2.84%	-0.97% to -1.11%	****
Investors Growth Stock Series - Service Class (MIGSC)
2013	0.95% to 2.55%	379,071	19.19 to 19.57	8,313,066	0.41%	28.82% to 26.74%
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
New Discovery Series - Service Class (MNDSC)
2013	0.40% to 2.65%	1,688,392	14.47 to 13.93	23,938,810	0.00%	40.65% to 37.48%
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Utilities Series - Service Class (MVUSC)
2013	0.40%	1,989	10.55	20,979	1.31%	5.48%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Service Class (MVFSC)
2013	0.40% to 3.05%	15,568,092	$ 14.46 to $ 20.15	$386,356,234	0.99%	35.05% to 31.46%
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.40% to 2.80%	9,380,271	15.53 to 14.20	139,601,593	1.42%	27.12% to 24.06%
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.80% to 1.40%	94,101	12.66 to 12.08	1,143,334	3.69%	-1.11% to -1.71%
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2013	0.95% to 2.55%	1,277,247	13.12 to 10.95	15,607,321	3.45%	-1.52% to -3.12%
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.80% to 1.40%	98,656	28.02 to 25.35	2,529,866	4.00%	-9.48% to -10.03%
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.60% to 2.05%	35,082	9.07 to 20.66	766,339	4.05%	-9.31% to -10.63%	****
2012	1.10% to 2.05%	40,884	25.46 to 23.12	1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.40% to 2.55%	8,643	9.20 to 9.39	82,016	3.95%	-8.04% to 0.02%	****
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%	27	27.39	739	0.86%	0.38%
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.80% to 1.40%	2,696,763	20.90 to 20.32	54,995,928	1.81%	30.84% to 30.05%
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2013	0.40% to 2.95%	8,531,980	21.11 to 18.70	170,779,673	1.70%	31.15% to 27.79%
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.40% to 3.10%	352,795,401	19.17 to 12.30	4,915,430,706	1.30%	22.79% to 19.46%
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.40% to 3.10%	135,018,265	11.27 to 9.87	1,507,737,411	1.87%	-2.96% to -5.59%
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.40% to 2.95%	13,261,501	$ 13.74 to $ 13.58	$200,905,979	0.40%	28.13% to 24.85%
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.40% to 2.95%	23,231,955	13.37 to 12.23	316,995,054	0.33%	29.09% to 25.79%
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.40% to 3.10%	141,379,875	13.84 to 10.96	1,724,502,696	1.03%	32.44% to 28.85%
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.95% to 2.15%	255,684	18.96 to 18.59	5,137,094	6.06%	6.06% to 4.77%
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.75% to 2.75%	5,499,724	14.54 to 14.30	87,655,891	6.26%	6.14% to 4.00%
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.40% to 1.40%	14,366	9.93 to 22.48	236,988	1.18%	-0.70% to -0.66%	****
2012	0.80% to 1.40%	8,617	24.38 to 22.63	196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
NVIT Emerging Markets Fund - Class II (GEM2)
2013	1.15% to 2.25%	28,105	34.04 to 30.14	924,616	0.92%	-0.73% to -1.83%
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.80% to 1.40%	656,098	26.65 to 24.83	16,463,567	1.06%	-0.05% to -0.66%
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
NVIT Emerging Markets Fund - Class VI (GEM6)
2013	0.75% to 2.80%	2,953,153	7.07 to 17.17	56,177,769	0.97%	-0.31% to -2.37%
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
NVIT International Equity Fund - Class I (GIG)
2013	0.40% to 1.40%	8,336	11.23 to 13.81	101,582	0.68%	12.25% to 16.18%	****
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
NVIT International Equity Fund - Class III (GIG3)
2013	0.80% to 1.40%	1,095,402	23.66 to 22.04	24,342,382	0.52%	16.87% to 16.16%
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.40% to 2.75%	3,288,584	$ 9.97 to $ 8.39	$29,543,767	0.54%	17.09% to 14.33%
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.80% to 1.40%	7,038,080	13.02 to 12.58	88,865,814	1.01%	42.67% to 41.81%
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2013	0.40% to 2.80%	2,987,351	13.05 to 11.47	36,797,573	0.94%	42.96% to 39.52%
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.80% to 1.40%	271,583	14.38 to 13.89	3,790,960	0.91%	37.66% to 36.82%
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.40% to 3.05%	13,130,785	15.35 to 12.55	178,916,238	0.69%	38.00% to 34.33%
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.75% to 2.70%	3,708,333	20.22 to 11.48	45,281,166	1.36%	28.50% to 25.98%
2012	0.75% to 2.60%	2,931,734	15.73 to 9.16	28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.40% to 3.10%	159,209,883	13.66 to 11.11	1,940,345,195	1.72%	14.20% to 11.10%
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.40% to 3.00%	237,108,265	14.17 to 11.34	2,929,764,084	1.59%	20.76% to 17.61%
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.65% to 3.05%	63,620,813	13.09 to 10.60	736,273,959	1.73%	4.25% to 1.73%
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.40% to 3.40%	234,566,759	13.91 to 11.00	2,881,167,187	1.67%	17.33% to 13.80%
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.75% to 3.05%	33,028,201	14.02 to 11.26	405,457,133	1.46%	23.34% to 20.49%
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.40% to 2.95%	68,643,015	$ 13.35 to $ 11.07	$826,294,932	1.77%	10.79% to 7.96%
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.80% to 1.40%	190,072	12.47 to 12.05	2,298,921	2.07%	-2.70% to -3.28%
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
NVIT Core Bond Fund - Class II (NVCBD2)
2013	0.40% to 3.05%	9,372,371	12.77 to 10.79	109,949,098	2.34%	-2.52% to -5.11%
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.40% to 2.70%	3,944,916	13.88 to 11.91	50,288,214	1.66%	-2.44% to -4.69%
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
NVIT Nationwide Fund - Class I (TRF)
2013	0.80% to 1.40%	1,835,389	30.02 to 32.82	135,786,101	1.30%	30.05% to 29.27%
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.40% to 3.05%	8,102,028	12.61 to 15.55	158,792,423	1.02%	30.27% to 26.80%
2012	0.65% to 3.20%	9,811,244	9.45 to 12.08	148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
NVIT Government Bond Fund - Class I (GBF)
2013	0.40% to 3.05%	20,054,696	11.92 to 10.49	305,167,631	1.88%	-4.44% to -6.98%
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.40% to 1.40%	1,371,740	11.90 to 23.92	36,296,848	0.66%	19.02% to 27.92%	****
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.40% to 2.65%	2,980,072	13.34 to 12.55	38,538,816	1.01%	28.89% to 25.98%
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2013	0.65% to 2.60%	3,121,010	9.57 to 9.60	32,543,493	3.00%	20.22% to 17.87%
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.40% to 3.05%	10,396,960	20.61 to 18.31	232,623,098	1.52%	26.74% to 23.37%
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.40% to 3.05%	69,467,461	15.70 to 13.85	1,036,338,855	1.87%	12.97% to 9.97%
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.40% to 3.00%	85,633,495	$ 17.83 to $ 15.76	$1,450,611,221	1.78%	19.02% to 15.91%
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.65% to 2.80%	50,261,670	11.96 to 11.68	685,620,454	1.75%	4.15% to 1.90%
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.40% to 3.00%	155,762,593	13.00 to 15.05	2,804,955,904	1.71%	16.16% to 13.13%
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.40% to 3.05%	55,228,742	13.06 to 16.98	1,164,979,300	1.58%	21.89% to 18.65%
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.40% to 3.00%	52,936,074	12.73 to 13.30	841,943,865	1.73%	10.05% to 7.18%
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.40% to 2.65%	4,806,703	17.12 to 27.77	136,319,618	1.14%	32.52% to 29.52%
2012	0.40% to 2.75%	4,886,268	12.92 to 19.40	105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
NVIT Money Market Fund - Class I (SAM)
2013	0.40% to 2.95%	51,823,152	9.97 to 8.39	618,554,973	0.00%	-0.40% to -2.95%
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.80% to 1.40%	3,088,532	11.63 to 11.23	34,837,398	1.22%	20.37% to 19.64%
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.40% to 3.05%	15,025,508	12.47 to 10.06	164,321,828	0.99%	20.59% to 17.39%
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2013	0.95% to 2.10%	30,305	15.62 to 16.25	519,923	2.15%	19.90% to 18.51%
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.80% to 1.40%	284,346	19.20 to 17.99	5,155,407	2.21%	20.45% to 19.72%
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.40% to 2.80%	5,533,991	$ 8.79 to $ 10.76	$66,931,305	2.32%	20.61% to 17.71%
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.80% to 1.40%	831,103	13.88 to 13.41	11,200,675	0.76%	33.66% to 32.86%
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.40% to 3.05%	9,742,636	14.13 to 12.03	127,555,037	0.50%	33.88% to 30.32%
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.80% to 1.40%	320,482	15.34 to 15.00	4,820,743	1.43%	34.36% to 33.54%
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.40% to 2.65%	5,423,937	14.12 to 11.68	67,465,993	1.25%	34.49% to 31.45%
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.80% to 1.40%	14,421,413	14.79 to 14.29	207,116,635	0.00%	37.83% to 37.00%
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.40% to 3.05%	9,737,422	14.61 to 12.80	135,678,865	0.00%	38.05% to 34.38%
2012	0.40% to 3.20%	11,668,408	10.59 to 9.46	118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2013	0.40%	329	11.87	3,905	1.33%	18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.65% to 3.05%	20,097,001	15.67 to 13.65	301,002,162	1.16%	34.80% to 31.54%
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.80% to 1.40%	729,385	11.24 to 10.35	7,636,699	0.00%	43.14% to 42.27%
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	0.40% to 2.65%	1,124,666	14.11 to 19.65	24,462,929	0.00%	43.37% to 40.14%
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.80% to 1.40%	1,227,066	36.32 to 33.03	41,046,063	0.82%	39.28% to 38.44%
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.40% to 2.70%	1,171,234	$ 17.80 to $ 28.23	$36,924,190	0.67%	39.46% to 36.25%
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.60% to 1.40%	1,570,642	12.91 to 53.92	85,139,423	0.13%	29.06% to 38.94%	****
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.40% to 2.95%	1,735,362	16.21 to 23.54	51,611,031	0.13%	39.99% to 36.41%
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.40% to 2.95%	12,261,303	12.91 to 12.29	187,266,465	3.53%	-1.52% to -4.04%
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.40% to 2.95%	9,506,940	11.22 to 9.66	99,464,599	1.20%	-0.29% to -2.85%
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.80% to 1.40%	18,014,768	21.71 to 21.10	381,522,398	0.77%	35.61% to 34.79%
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	0.40% to 2.95%	12,147,466	21.85 to 19.36	251,927,500	0.51%	35.74% to 32.27%
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.40% to 3.05%	15,771,695	17.11 to 15.08	255,205,998	1.81%	19.61% to 16.43%
2012	0.40% to 3.20%	17,866,204	14.30 to 12.88	244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.40% to 0.60%	16,278	11.98 to 11.97	195,038	0.00%	19.85% to 19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2013	0.40% to 3.05%	7,694,919	14.71 to 18.05	176,761,059	0.00%	34.76% to 31.18%
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.80% to 1.40%	4,873,879	11.68 to 11.28	55,228,629	1.41%	2.22% to 1.60%
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
NVIT Real Estate Fund - Class II (NVRE2)
2013	0.40% to 2.80%	6,586,101	23.76 to 10.24	72,709,206	1.27%	2.29% to -0.18%
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.60%	2,099	11.20	23,510	0.71%	12.01%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	0.40% to 2.30%	20,316,134	$ 11.03 to $ 10.89	$222,426,695	3.28%	10.31% to 8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2013	0.40% to 2.65%	9,283,008	10.89 to 10.73	100,339,679	3.34%	8.92% to 7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	0.40% to 2.30%	11,584,365	10.81 to 10.68	124,342,023	3.40%	8.14% to 6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	0.40% to 2.30%	6,817,671	10.73 to 10.59	72,583,126	3.12%	7.25% to 5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.40% to 2.80%	723,265	12.65 to 12.44	9,071,715	2.35%	26.46% to 24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2013	0.40% to 2.65%	3,743,803	11.77 to 11.59	43,701,775	3.41%	17.70% to 15.92%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2013	1.30% to 2.65%	496,927	10.77 to 10.60	5,328,079	0.96%	6.07% to 4.62%
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2013	1.30% to 2.30%	402,119	11.72 to 11.58	4,688,876	1.59%	14.14% to 12.98%
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2013	1.15% to 2.30%	189,573	11.39 to 11.23	2,144,830	1.25%	10.68% to 9.39%
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
Real Return Portfolio - Advisor Class (PMVRA)
2013	0.40%	3,432	8.96	30,740	3.61%	-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.40%	36,960	11.95	441,698	2.53%	15.81%
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2013	0.95% to 2.30%	317,866	19.32 to 20.69	7,094,461	1.13%	33.31% to 31.50%
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.40% to 0.60%	14,380	12.32 to 12.30	177,100	0.23%	23.19% to 23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2013	0.40% to 2.80%	2,947,714	17.28 to 25.87	92,748,360	0.41%	37.08% to 33.78%
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
VP Balanced Fund - Class I (ACVB)
2013	0.80% to 1.40%	1,136,387	27.95 to 29.22	35,660,596	1.58%	16.49% to 15.78%
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.80% to 1.40%	970,158	19.03 to 17.31	17,004,656	2.23%	34.73% to 33.92%
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
VP Income & Growth Fund - Class II (ACVIG2)
2013	0.95% to 2.40%	242,506	19.51 to 20.00	5,200,052	1.95%	34.20% to 32.23%
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.40% to 2.95%	18,608,330	12.22 to 11.37	247,747,141	1.63%	-8.85% to -11.18%
2012	0.40% to 3.30%	18,958,776	13.41 to 12.35	280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund -Class I (ACVMV1)
2013	0.40% to 1.40%	559,245	$ 11.62 to $ 17.23	$9,698,315	1.22%	16.17% to 28.29%	****
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
VP Mid Cap Value Fund - Class II (ACVMV2)
2013	0.40% to 2.95%	5,082,599	17.78 to 17.86	102,297,713	1.07%	29.38% to 26.07%
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.40% to 3.05%	3,719,928	18.38 to 25.70	110,561,514	1.08%	40.15% to 36.43%
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.80% to 1.40%	1,661,858	23.55 to 21.31	35,885,502	1.94%	20.13% to 19.41%
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
Appreciation Portfolio - Service Shares (DCAPS)
2013	0.40% to 2.75%	5,967,733	14.41 to 16.98	121,280,253	1.72%	20.34% to 17.50%
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2013	0.95% to 2.25%	66,935	16.47 to 18.40	1,328,347	0.00%	46.81% to 44.89%
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
Growth and Income Portfolio - Initial Shares (DGI)
2013	0.80% to 1.40%	758,596	22.33 to 20.14	15,480,153	0.90%	35.69% to 34.87%
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2013	0.95% to 2.30%	77,503	14.96 to 15.32	1,294,213	0.75%	15.01% to 13.44%
2012	0.95% to 2.40%	90,443	13.01 to 13.37	1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.80% to 1.40%	613,836	16.26 to 15.15	9,376,584	4.42%	0.23% to -0.38%
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
Quality Bond Fund II - Service Shares (FQBS)
2013	0.95% to 2.45%	2,269,504	14.39 to 12.22	30,823,735	4.10%	-0.21% to -1.72%
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.80% to 1.40%	6,152,207	$ 33.84 to $ 40.53	$363,993,754	2.44%	27.12% to 26.35%
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2013	1.10% to 2.65%	297,744	31.03 to 26.13	8,897,390	0.63%	28.75% to 26.74%
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
High Income Portfolio - Initial Class (FHIP)
2013	0.80% to 1.40%	1,392,887	21.89 to 22.62	45,516,358	5.54%	5.10% to 4.46%
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	0.80% to 1.40%	3,367,004	28.99 to 27.24	138,009,620	1.53%	14.78% to 14.09%
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.40% to 2.80%	4,493,171	18.73 to 17.73	87,774,213	0.73%	23.65% to 20.67%
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	0.40% to 2.95%	11,637,287	13.10 to 16.93	245,481,919	2.46%	27.32% to 24.06%
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.80% to 1.40%	425,084	14.35 to 13.69	5,859,696	1.53%	12.49% to 11.81%
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2013	1.10% to 2.65%	12,573,844	15.30 to 13.34	185,634,738	1.60%	11.95% to 10.20%
2012	1.10% to 2.65%	10,721,864	13.67 to 12.11	141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.80% to 1.40%	826,009	14.17 to 13.53	11,258,198	1.72%	15.03% to 14.33%
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2013	1.10% to 2.95%	31,237,389	15.81 to 13.42	477,920,517	1.56%	14.36% to 12.22%
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.80% to 1.40%	781,125	14.34 to 13.69	10,777,551	1.71%	20.52% to 19.80%
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2013	1.10% to 2.60%	2,483,236	$ 16.47 to $ 14.43	$39,129,430	1.61%	20.07% to 18.25%
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.80% to 1.40%	5,049,679	30.18 to 37.76	380,764,588	0.28%	35.25% to 34.43%
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	0.40% to 2.95%	7,005,335	13.19 to 17.43	152,740,309	0.05%	35.46% to 31.99%
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.80% to 1.40%	1,373,290	14.53 to 13.96	19,261,214	5.26%	5.12% to 4.48%
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.80% to 1.40%	1,326,705	14.54 to 13.63	18,227,034	1.98%	-2.67% to -3.26%
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2013	0.40% to 3.05%	27,684,133	12.84 to 11.20	372,132,171	2.16%	-2.46% to -5.06%
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.80% to 1.40%	1,706,222	16.41 to 15.66	26,905,580	0.41%	34.97% to 34.16%
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2013	0.40% to 2.95%	8,495,980	15.14 to 29.35	293,067,910	0.27%	35.33% to 31.86%
2012	0.40% to 3.30%	9,324,722	11.19 to 21.50	241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.80% to 1.40%	1,772,900	26.41 to 25.73	57,237,455	1.35%	29.39% to 28.61%
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	0.80% to 1.40%	1,465,832	20.03 to 18.66	27,631,594	1.37%	29.41% to 28.63%
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	1.15% to 2.25%	93,749	25.35 to 22.45	2,314,397	0.96%	28.67% to 27.24%
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.40% to 2.80%	5,200,723	$ 10.41 to $ 14.32	$83,385,210	1.27%	29.63% to 26.51%
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.80% to 1.40%	334,669	22.73 to 21.17	7,155,947	0.79%	29.40% to 28.62%
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.40% to 2.80%	13,882,728	18.86 to 13.22	202,498,769	6.27%	13.49% to 10.75%
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2013	0.95% to 2.65%	2,397,373	20.72	56,329,577	1.57%	28.46% to 26.25%
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.40% to 3.05%	4,717,626	17.92 to 25.37	150,768,164	1.32%	35.69% to 32.09%
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.40% to 0.60%	26,408	11.50 to 11.48	303,453	1.18%	14.97% to 14.81%	****
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.80% to 2.65%	1,142,861	11.79 to 15.15	19,109,102	1.93%	-1.76% to -3.60%
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.95% to 2.25%	142,773	21.80 to 22.95	3,570,304	2.39%	21.80% to 20.21%
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.80% to 2.95%	3,996,862	13.70 to 15.49	70,947,400	2.40%	22.00% to 19.35%
2012	0.80% to 3.30%	4,857,387	11.23 to 12.58	71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.40% to 0.60%	39,602	9.81 to 9.80	388,126	0.28%	-1.87% to -2.00%	****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.65% to 2.65%	7,038,230	16.04 to 16.40	127,456,544	4.76%	0.98% to -1.06%
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.40% to 2.65%	5,051,846	19.67 to 11.54	61,795,172	11.10%	23.28% to 20.49%
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2013	0.40%	1,291	9.99	12,900	0.00%	-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2013	0.40% to 0.60%	9,757	10.23 to 10.22	99,686	0.00%	2.29% to 2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2013	0.40%	804	12.43	9,995	0.79%	24.31%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.40% to 2.95%	13,156,674	$ 10.61 to $ 8.93	$150,853,109	2.17%	0.21% to -2.35%
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.80% to 2.80%	223,324	12.95 to 15.83	4,331,082	0.00%	44.67% to 41.75%
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.80% to 2.65%	1,294,218	19.93 to 19.92	29,316,744	0.68%	36.50% to 33.96%
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2013	0.80% to 1.40%	1,239,133	23.05 to 23.59	36,088,027	2.35%	12.26% to 11.59%
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
Core Bond Fund/VA - Non-Service Shares (OVB)
2013	0.80% to 1.40%	1,470,230	15.08 to 14.76	27,812,794	5.07%	-0.90% to -1.50%
2012	0.80% to 1.40%	1,736,330	15.22 to 14.98	33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.80% to 1.40%	1,979,986	30.83 to 28.90	57,749,512	1.38%	26.32% to 25.56%
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.75% to 2.65%	4,545,894	13.11 to 17.24	87,818,648	1.15%	26.05% to 23.64%
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.60% to 1.40%	2,148,688	11.51 to 51.06	115,712,883	1.38%	15.06% to 25.53%	****
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.95% to 2.25%	244,473	$ 24.50 to $ 27.33	$7,307,348	1.15%	25.78% to 24.14%
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
International Growth Fund/VA - Non-Service Shares (OVIG)
2013	0.40% to 0.60%	43,039	11.55 to 11.53	496,525	0.06%	15.49% to 15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.40% to 1.40%	921,054	12.09 to 13.57	12,629,553	1.10%	20.88% to 29.93%	****
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
Main Street Fund(R)/VA - Service Class (OVGIS)
2013	0.40% to 3.05%	11,093,728	14.18 to 16.83	234,121,775	0.86%	30.91% to 27.43%
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.80% to 1.40%	510,359	16.06 to 15.33	7,872,940	0.89%	39.89% to 39.04%
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2013	0.40% to 2.80%	2,350,049	17.54 to 25.50	74,014,689	0.69%	40.06% to 36.69%
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.80% to 1.40%	1,372,859	8.87 to 8.16	11,347,669	0.01%	34.90% to 34.08%
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.80% to 1.40%	125,275	10.07 to 10.00	1,253,971	4.88%	-0.93% to -1.53%
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2013	0.85% to 2.75%	963,727	10.04 to 9.81	9,601,690	4.50%	-1.21% to -3.11%
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.65% to 2.65%	4,567,870	10.61 to 10.26	47,681,453	5.16%	-0.54% to -2.54%
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.40% to 2.55%	2,492,506	12.55 to 11.33	29,755,599	1.72%	-6.94% to -8.95%
2012	0.75% to 2.55%	1,763,524	13.31 to 12.45	22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.40% to 3.05%	33,423,782	12.15 to 10.72	384,925,917	1.35%	-0.63% to -3.28%
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.40% to 2.80%	25,952,951	10.71 to 10.03	269,467,393	2.14%	-2.44% to -4.80%
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.40%	2,094	8.94	18,722	0.00%	-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.40%	807	9.21	7,433	2.35%	-7.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	1.05% to 2.30%	149,244	$ 18.03 to $ 17.32	$2,814,117	1.76%	34.25% to 32.56%
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	1.15% to 2.05%	17,177	20.35 to 18.46	336,690	1.50%	26.60% to 25.45%
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.95% to 2.30%	100,705	20.27 to 19.21	2,129,944	0.84%	42.36% to 40.42%
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
VI American Franchise Fund - Series II Shares (ACEG2)
2013	0.80% to 2.50%	544,932	13.42 to 13.04	7,224,266	0.25%	38.68% to 36.30%
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2013	1.15% to 1.55%	25,251	19.51 to 18.70	486,302	0.63%	32.39% to 31.85%
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
Small-Cap Portfolio - Investment Class (ROCSC)
2013	0.40% to 0.60%	5,442	12.63 to 12.61	68,683	1.76%	26.27% to 26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.40% to 2.45%	333,972	9.97 to 9.83	3,301,465	0.00%	-0.31% to -1.69%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
Health Sciences Portfolio - II (TRHS2)
2013	0.40% to 2.80%	6,412,668	22.81 to 20.86	140,496,406	0.00%	49.91% to 46.30%
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2013	0.40% to 2.55%	2,913,519	11.40 to 10.27	30,449,440	0.34%	14.03% to 7.48%	****
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.80% to 1.40%	489,626	19.84 to 20.17	11,575,326	2.39%	-9.90% to -10.44%
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.80% to 1.40%	1,077,764	28.74 to 25.92	28,316,991	1.62%	11.12% to 10.45%
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.75% to 2.80%	2,044,581	10.72 to 10.35	52,324,603	0.75%	9.70% to 7.44%
2012	0.75% to 2.80%	2,974,012	9.77 to 9.64	65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2013	0.40% to 0.60%	165,259	10.83	1,790,170	0.00%	8.34% to 8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2013	0.40% to 0.60%	75,534	10.63 to 10.62	802,504	0.00%	6.27% to 6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2013	0.40% to 0.60%	222,311	10.75 to 10.74	2,389,889	0.00%	7.53% to 7.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.40% to 2.80%	13,405,643	$ 17.66 to $ 15.76	$223,555,413	1.21%	24.63%to 21.63%
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.60% to 2.80%	7,007,963	10.38 to 11.50	82,246,215	4.30%	3.77% to 7.41%	****
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.40% to 2.65%	2,767,879	13.11 to 12.62	35,566,853	0.00%	29.42% to 26.50%
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	0.40% to 0.60%	216,208	13.27 to 13.16	2,869,630	1.53%	14.29% to 14.06%
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	0.40% to 0.60%	2,057,057	14.48 to 14.36	29,770,493	1.12%	20.35% to 20.11%
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	0.40% to 0.60%	3,153,289	15.05 to 14.93	47,456,503	1.25%	23.32% to 23.07%
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	0.40% to 0.60%	540,241	13.92 to 13.80	7,518,782	1.36%	17.24% to 17.00%
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2013	1.30%	74	68.31	5,055	0.01%	41.93%
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.40% to 2.70%	2,411,352	25.40 to 21.64	57,488,287	0.00%	49.63% to 46.18%
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2013	1.10%	684	11.17	7,637	0.72%	13.49%
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2013	1.15% to 1.25%	21,348	14.00 to 13.87	296,394	1.25%	-3.55% to -3.65%
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2013	1.15% to 1.75%	2,784	19.39 to 18.99	53,355	0.13%	38.27% to 37.43%
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	$ 7.80 to $ 9.58	$5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	$ 10.46 to $ 9.43	$14,121,966	0.15%	17.83% to 15.69%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%

2013	Reserves for annuity contracts in payout phase:			10,085,658
2013	Contract owners equity:			$41,548,378,750
2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.
The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(15)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) as amended, dated April 13, 2004, as document "blackrockfpa.htm".
(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

(20)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".
(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc, as amended, dated November 15, 2004, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc., dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(26)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(27)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 25,693 and 19,826 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact